    As Filed with the Securities and Exchange Commission on April 28, 2008

                                                           File Nos. 333-102934
                                                                      811-09327

================================================================================

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 9

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 86

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                              MICHAEL J. VELOTTA
             Senior Vice President, Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                             JOCELYN LIU, ESQUIRE
                        ALLSTATE LIFE INSURANCE COMPANY
                         3100 SANDERS ROAD, SUITE J5B
                             NORTHBROOK, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

The Allstate Variable Annuities
(Allstate Variable Annuity, Allstate Variable Annuity - L Share)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
                                                   Prospectus dated May 1, 2008

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 47* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following funds ("Funds"):

 Morgan Stanley Variable Investment     Fidelity(R) Variable Insurance
   Series (Class Y)                       Products (Service Class 2)

 The Universal Institutional Funds,     Franklin Templeton Variable Insurance
   Inc. (Class II Shares)                 Products Trust (Class 2)

 Van Kampen Life Investment Trust       Goldman Sachs Variable Insurance Trust
   (Class II)
                                        PIMCO Variable Insurance Trust
 AIM Variable Insurance Funds
   (Series II)                          Putnam Variable Trust (Class IB)

 AllianceBernstein Variable Products
   Series Fund, Inc. (Class B)

* Up to 17 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 44 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2008, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


------------------------------------------------------------------------------------------------------
IMPORTANT The Securities and Exchange Commission has not approved or disapproved the securities
 NOTICES  described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

          Investment in the Contracts involves investment risks, including possible loss of principal.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------


                                                        Page
                    ----------------------------------------
                    Overview
                    ----------------------------------------
                       Important Terms                    3
                    ----------------------------------------
                       Overview of Contracts              5
                    ----------------------------------------
                       The Contracts at a Glance          6
                    ----------------------------------------
                       How the Contracts Work            11
                    ----------------------------------------
                       Expense Table                     12
                    ----------------------------------------
                       Financial Information             16
                    ----------------------------------------
                    Contract Features
                    ----------------------------------------
                       The Contracts                     16
                    ----------------------------------------
                       Purchases                         19
                    ----------------------------------------
                       Contract Value                    20
                    ----------------------------------------
                       Investment Alternatives           43
                    ----------------------------------------
                         The Variable Sub-Accounts       43
                    ----------------------------------------
                         The Fixed Account Options       49
                    ----------------------------------------
                         Transfers                       53
                    ----------------------------------------
                       Expenses                          56
                    ----------------------------------------
                       Access to Your Money              61
                    ----------------------------------------
                       Income Payments                   62
                    ----------------------------------------
                       Death Benefits                    71
                    ----------------------------------------


                                                                 Page
           ----------------------------------------------------------
           Other Information
           ----------------------------------------------------------
              More Information                                    78
           ----------------------------------------------------------
              Taxes                                               80
           ----------------------------------------------------------
              Annual Reports and Other Documents                  88
           ----------------------------------------------------------
           Statement of Additional Information Table of Contents  89
           ----------------------------------------------------------
           Appendix A - Contract Comparison Chart                 90
           ----------------------------------------------------------
           Appendix B - Market Value Adjustment                   91
           ----------------------------------------------------------
           Appendix C - Example of Calculation of Income
            Protection Benefit                                    93
           ----------------------------------------------------------
           Appendix D - Withdrawal Adjustment Example-Income
            Benefits                                              94
           ----------------------------------------------------------
           Appendix E - Withdrawal Adjustment Example-Death
            Benefits                                              95
           ----------------------------------------------------------
           Appendix F - Calculation of Earnings Protection Death
            Benefit                                               96
           ----------------------------------------------------------
           Appendix G - Withdrawal Adjustment Example -
            TrueReturn Accumulation Benefit                       99
           ----------------------------------------------------------
           Appendix H - SureIncome Withdrawal Benefit Option
            Calculation Examples                                 100
           ----------------------------------------------------------
           Appendix I - SureIncome Plus Withdrawal Benefit
            Option Calculation Examples                          101
           ----------------------------------------------------------
           Appendix J - SureIncome for Life Withdrawal Benefit
            Option Calculation Examples                          103
           ----------------------------------------------------------
           Appendix K - Accumulation Unit Values                 107
           ----------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                    Page
        ----------------------------------------------------------------
        AB Factor                                                    21
        ----------------------------------------------------------------
        Accumulation Benefit                                         21
        ----------------------------------------------------------------
        Accumulation Phase                                           11
        ----------------------------------------------------------------
        Accumulation Unit                                            20
        ----------------------------------------------------------------
        Accumulation Unit Value                                      20
        ----------------------------------------------------------------
        Allstate Life ("We")                                         77
        ----------------------------------------------------------------
        Annuitant                                                    17
        ----------------------------------------------------------------
        Automatic Additions Program                                  19
        ----------------------------------------------------------------
        Automatic Portfolio Rebalancing Program                      54
        ----------------------------------------------------------------
        Beneficiary                                                  18
        ----------------------------------------------------------------
        Benefit Base (for the TrueReturn Accumulation Benefit
        Option)                                                      21
        ----------------------------------------------------------------
        Benefit Base (for the SureIncome Withdrawal Benefit Option)  30
        ----------------------------------------------------------------
        Benefit Base (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      33
        ----------------------------------------------------------------
        Benefit Base (for the SureIncome For Life Withdrawal
        Benefit Option)                                              37
        ----------------------------------------------------------------
        Benefit Payment (for the SureIncome Withdrawal Benefit
        Option)                                                      29
        ----------------------------------------------------------------
        Benefit Payment (for the SureIncome Plus Withdrawal
        Benefit Option)                                              32
        ----------------------------------------------------------------
        Benefit Payment (for the SureIncome For Life Withdrawal
        Benefit Option)                                              36
        ----------------------------------------------------------------
        Benefit Payment Remaining (for the SureIncome Withdrawal
        Benefit Option)                                              29
        ----------------------------------------------------------------
        Benefit Payment Remaining (for the SureIncome Plus
        Withdrawal Benefit Option)                                   32
        ----------------------------------------------------------------
        Benefit Payment Remaining (for the SureIncome For Life
        Withdrawal Benefit Option)                                   36
        ----------------------------------------------------------------
        Benefit Year (for the SureIncome Withdrawal Benefit Option)  28
        ----------------------------------------------------------------
        Benefit Year (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      32
        ----------------------------------------------------------------
        Benefit Year (for the SureIncome For Life Withdrawal
        Benefit Option)                                              35
        ----------------------------------------------------------------
        Co-Annuitant                                                 17
        ----------------------------------------------------------------
        *Contract                                                    78
        ----------------------------------------------------------------
        Contract Anniversary                                          7
        ----------------------------------------------------------------
        Contract Owner ("You")                                       16
        ----------------------------------------------------------------
        Contract Value                                                7
        ----------------------------------------------------------------
        Contract Year                                                 7
        ----------------------------------------------------------------
        Dollar Cost Averaging Program                                54
        ----------------------------------------------------------------
        Due Proof of Death                                           69
        ----------------------------------------------------------------
        Earnings Protection Death Benefit Option                     71
        ----------------------------------------------------------------
        Enhanced Beneficiary Protection (Annual Increase) Option     71
        ----------------------------------------------------------------


                                                                   Page
        ---------------------------------------------------------------
        Excess of Earnings Withdrawal                               72
        ---------------------------------------------------------------
        Fixed Account Options                                       48
        ---------------------------------------------------------------
        Free Withdrawal Amount                                      58
        ---------------------------------------------------------------
        Funds                                                        1
        ---------------------------------------------------------------
        Guarantee Option                                            22
        ---------------------------------------------------------------
        Guarantee Period Accounts                                   49
        ---------------------------------------------------------------
        Income Base                                                  7
        ---------------------------------------------------------------
        Income Plan                                                 61
        ---------------------------------------------------------------
        Income Protection Benefit Option                            64
        ---------------------------------------------------------------
        In-Force Earnings                                           72
        ---------------------------------------------------------------
        In-Force Premium                                            72
        ---------------------------------------------------------------
        Investment Alternatives                                     42
        ---------------------------------------------------------------
        IRA Contract                                                 7
        ---------------------------------------------------------------
        Issue Date                                                  11
        ---------------------------------------------------------------
        Market Value Adjustment                                     50
        ---------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option        70
        ---------------------------------------------------------------
        Payout Phase                                                11
        ---------------------------------------------------------------
        Payout Start Date                                           61
        ---------------------------------------------------------------
        Payout Withdrawal                                           63
        ---------------------------------------------------------------
        Portfolios                                                  78
        ---------------------------------------------------------------
        Qualified Contract                                          16
        ---------------------------------------------------------------
        Retirement Income Guarantee Options                         57
        ---------------------------------------------------------------
        Return of Premium ("ROP") Death Benefit                     70
        ---------------------------------------------------------------
        Rider Anniversary                                           20
        ---------------------------------------------------------------
        Rider Application Date                                      17
        ---------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                     20
        ---------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)   28
        ---------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                     32
        ---------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                     36
        ---------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)   7
        ---------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)     7
        ---------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      7
        ---------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      7
        ---------------------------------------------------------------
        Rider Fee Percentage                                         7
        ---------------------------------------------------------------
        Rider Maturity Date                                         20
        ---------------------------------------------------------------
        Rider Period                                                20
        ---------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                             27
        ---------------------------------------------------------------


                               3     PROSPECTUS

                                                                Page
           ---------------------------------------------------------
           Rider Trade-In Option (for the SureIncome Withdrawal
           Benefit Option)                                       31
           ---------------------------------------------------------
           Right to Cancel                                       19
           ---------------------------------------------------------
           SEC                                                    1
           ---------------------------------------------------------
           Settlement Value                                      70
           ---------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option      17
           ---------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirement Accounts              17
           ---------------------------------------------------------
           Standard Fixed Account Option                         49
           ---------------------------------------------------------
           SureIncome Covered Life                               35
           ---------------------------------------------------------
           SureIncome Option Fee                                  7
           ---------------------------------------------------------
           SureIncome Plus Option                                 7
           ---------------------------------------------------------
           SureIncome Plus Option Fee                             7
           ---------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option             32
           ---------------------------------------------------------
           SureIncome For Life Option                             7
           ---------------------------------------------------------
           SureIncome For Life Option Fee                         7
           ---------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option         35
           ---------------------------------------------------------
           SureIncome ROP Death Benefit                          38
           ---------------------------------------------------------
           SureIncome Withdrawal Benefit Option                  28
           ---------------------------------------------------------
           Systematic Withdrawal Program                         61
           ---------------------------------------------------------
           Tax Qualified Contract                                83
           ---------------------------------------------------------
           Transfer Period Accounts                              40
           ---------------------------------------------------------
           Trial Examination Period                              19
           ---------------------------------------------------------


                                                                  Page
         -------------------------------------------------------------
         TrueBalance/SM/ Asset Allocation Program                  46
         -------------------------------------------------------------
         TrueReturn/SM/ Accumulation Benefit Option                20
         -------------------------------------------------------------
         Valuation Date                                            19
         -------------------------------------------------------------
         Variable Account                                          77
         -------------------------------------------------------------
         Variable Sub-Account                                      42
         -------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                           29
         -------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Plus
         Withdrawal Benefit Option)                                32
         -------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome for Life
         Withdrawal Benefit Option)                                36
         -------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                30
         -------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                34
         -------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome for
         Life Withdrawal Benefit Option)                           36
         -------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                30
         -------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                           34
         -------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         for Life Withdrawal Benefit Option)                       38
         -------------------------------------------------------------
         Withdrawal Benefit Option                                 28
         -------------------------------------------------------------
         Withdrawal Benefit Option Fee                             57
         -------------------------------------------------------------

* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Variable Annuity Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Variable Annuity - L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               5     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments        We are no longer offering new contracts.

                         You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).
                         We may limit the cumulative amount of purchase payments to a maximum of
                         $1,000,000 in any Contract.
-------------------------------------------------------------------------------------------------------
Trial Examination Period You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. See "Trial Examination Period"
                         for details.
-------------------------------------------------------------------------------------------------------
Expenses                 Each Portfolio pays expenses that you will bear indirectly if you invest in a
                         Variable Sub-Account. You also will bear the following expenses:

                         Allstate Variable Annuity Contracts

                         . Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                         . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                         Allstate Variable Annuity - L Share Contracts

                         . Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                         . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.
                         All Contracts

                         . Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17,
                            2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is
                            0.19%; up to 0.35% for future Contracts).

                         . Annual contract maintenance charge of $30 (waived in certain cases).

                         . If you select the Maximum Anniversary Value (MAV) Death Benefit
                            Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                         . If you select Enhanced Beneficiary Protection (Annual Increase)
                            Option, you will pay an additional mortality and expense risk charge of
                            0.30%.

                         . If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                            ("Rider Application Date").

                               6     PROSPECTUS


  . If you select the TrueReturn/SM/ Accumulation Benefit Option
     ("TrueReturn Option") you would pay an additional annual fee ("Rider
     Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract
     Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
     Option or any Withdrawal Benefit Option.

  . We discontinued offering the SureIncome Withdrawal Benefit Option
     ("SureIncome Option") as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome
     Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn
     Option or any other Withdrawal Benefit Option.

  . If you select the SureIncome Plus Withdrawal Benefit Option
     ("SureIncome Plus Option") you would pay an additional annual fee
     ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
     Option, a TrueReturn Option or any other Withdrawal Benefit Option.

  . If you select the SureIncome For Life Withdrawal Benefit Option
     ("SureIncome For Life Option") you would pay an additional annual fee
     ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
     Guarantee Option, a TrueReturn Option or any other Withdrawal
     Benefit Option.
  . We discontinued offering Retirement Income Guarantee Option 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the Income Base in effect on a Contract Anniversary.

  . We discontinued offering Retirement Income Guarantee Option 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the Income Base in effect on a Contract
     Anniversary.

  . If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the Spousal Protection Benefit (Co-Annuitant) Option or
     Spousal Protection Benefit (Co-Annuitant) Option for Custodial
     Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal

                               7     PROSPECTUS

                            Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
                           Option at any time prior to the time you elect to receive it.

                           *No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 13 for details.

                        . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year
                           ("Contract Year"), which we measure from the date we issue your
                           Contract or a Contract Anniversary.

                        . State premium tax (if your state imposes one)

                        . Not all Options are available in all states

                        We may discontinue offering any of these Options at any time prior to the time you elect to receive it.
------------------------------------------------------------------------------------------------------
Investment Alternatives Each Contract offers several investment alternatives including:

                        . up to 3 Fixed Account Options that credit interest at rates we guarantee,
                           and

                        . 47* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                        . Morgan Stanley Investment Advisors Inc.

                        . Van Kampen**

                        . Van Kampen Asset Management

                        . Invesco A I M Advisors, Inc.

                        . AllianceBernstein L.P.

                        . Fidelity Management & Research Company

                        . Franklin Advisers, Inc.

                        . Franklin Mutual Advisers, LLC

                        . Goldman Sachs Asset Management, L.P.

                        . Pacific Investment Management Company LLC

                        . Putnam Investment Management, LLC

                        . Templeton Investment Counsel, LLC

                           *Up to 17 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

                           ** Morgan Stanley Investment Management Inc., the investment adviser to the UIF Portfolios, does business in certain instances using the name
                           Van Kampen.

                        Not all Fixed Account Options are available in all states or with all
                        Contracts.

                        To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                        1-800-457-7617.


                               8     PROSPECTUS

----------------------------------------------------------------------------------------------
Special Services For your convenience, we offer these special services:

                 . Automatic Portfolio Rebalancing Program

                 . Automatic Additions Program

                 . Dollar Cost Averaging Program

                 . Systematic Withdrawal Program

                 . TrueBalance/SM/ Asset Allocation Program
----------------------------------------------------------------------------------------------
Income Payments  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 . life income with guaranteed number of payments

                 . joint and survivor life income with guaranteed number of payments

                 . guaranteed number of payments for a specified period

                 . life income with cash refund

                 . joint life income with cash refund

                 . life income with installment refund

                 . joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
----------------------------------------------------------------------------------------------
Death Benefits   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("Return of
                 Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

                 . MAV Death Benefit Option;

                 . Enhanced Beneficiary Protection (Annual Increase) Option; and

                 . Earnings Protection Death Benefit Option

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                 ("SureIncome ROP Death Benefit").
----------------------------------------------------------------------------------------------
Transfers        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                 Standard Fixed Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12th transfer in each Contract Year.

                               9     PROSPECTUS

-------------------------------------------------------------------------------------------
Withdrawals You may withdraw some or all of your Contract Value at any time during the
            Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
            Payout Start Date are generally considered to come from the earnings in the
            Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
            Adjustment may also apply.

            If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value unless a
            Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------

                               10     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------


Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 64. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."


Please call us at 1-800-457-7617 if you have any question about how the Contracts work.


                               11     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                        Number of Complete Years Since We Received the
                                        Purchase Payment Being Withdrawn/Applicable Charge:
    -----------------------------------------------------------------------------------------------
    Contract:                           0      1      2      3      4      5      6     7     8+
    Allstate Variable Annuity           7%     7%     6%     5%     4%     3%     2%    0%     0%
    Allstate Variable Annuity - L Share 7%     6%     5%     0%

    All Contracts:
    Annual Contract Maintenance Charge             $30**
    Transfer Fee                        up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                            1.10%              0.19%              1.29%
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                  1.50%              0.19%              1.69%
-------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               0.20% (up to 0.30% for Options added
                                        in the future)
 Enhanced Beneficiary Protection
 (Annual Increase) Option               0.30%
 Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added
 Option (issue age 0-70)                in the future)
 Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added
 Option (issue age 71-79)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings    Mortality and Expense Administrative  Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                            2.00%              0.19%              2.19%
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                  2.40%              0.19%              2.59%
-------------------------------------------------------------------------------------------------------------------------

* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               12     PROSPECTUS

TrueReturn/SM/ Accumulation Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SureIncome Withdrawal Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      SureIncome Withdrawal Benefit Option                         0.50%**
      --------------------------------------------------------------------

* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.
** Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

Retirement Income Guarantee Option Fee*

(annual rate as a percentage of Income Base on a Contract Anniversary)

       RIG 1                                                        0.40%
       ------------------------------------------------------------------
       RIG 2                                                        0.55%
       ------------------------------------------------------------------

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option for
      Custodial Individual Retirement Accounts                     0.10%*
      -------------------------------------------------------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

                               13     PROSPECTUS

Income Protection Benefit Option

(as a percentage of the average daily net Variable Account assets supporting the variable income payments to which the Option applies)

      Income Protection Benefit Option                             0.50%*
      -------------------------------------------------------------------

* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.

Portfolio Annual Expenses - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES


  ----------------------------------------------------------------------------
                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                          0.57%   1.93%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2007 (except as otherwise noted).


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                 Allstate Variable Annuity    Allstate Variable Annuity - L Share
                              1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses            $1,126 $2,023  $2,929   $5,401  $1,081  $1,714   $2,858    $5,716
-------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses            $  986 $1,619  $2,279   $4,227  $  942  $1,314   $2,219    $4,589
-------------------------------------------------------------------------------------------------


                               14     PROSPECTUS

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                 Allstate Variable Annuity    Allstate Variable Annuity - L Share
                              1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $531  $1,598  $2,674   $5,401   $571   $1,714   $2,858    $5,716
-------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $391  $1,194  $2,024   $4,227   $432   $1,314   $2,219    $4,589
-------------------------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               15     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on

                               16     PROSPECTUS
the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

                               17     PROSPECTUS

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                               18     PROSPECTUS

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.


Purchases
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.


We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.

                               19     PROSPECTUS

Contract Value
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements

                               20     PROSPECTUS
that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation
Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market--Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market--Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB Factors
                       Rider Period    Guarantee Guarantee
                     (number of years) Option 1  Option 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                  Guarantee Option:                       1
                  Rider Period:                          15
                  AB Factor:                           187.5%
                  Rider Date:                          1/2/04
                  Rider Maturity Date:                 1/2/19
                  Benefit Base on Rider Date:          $50,000
                  Benefit Base on rider Maturity Date: $50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                  Guarantee Option:                       2
                  Rider Period:                          15
                  AB Factor:                           150.0%
                  Rider Date:                          1/2/04
                  Rider Maturity Date:                 1/2/19
                  Benefit Base on Rider Date:          $50,000
                  Benefit Base on rider Maturity Date: $50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

                               21     PROSPECTUS

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 Guarantee Option 1        Guarantee Option 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period

                               22     PROSPECTUS

Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,5):

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
Category A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------
Category B
Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/

PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account

PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)(7)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(7)/

--------------------------------------------------------------------------------
Category C

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account/(6)/

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account


Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/ Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account/(1)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Utility Income - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account/(2)(7)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)(7)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(7)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/
UIF International Growth Equity, Class II Sub-Account/(2)(7)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/

Van Kampen LIT Comstock, Class II Sub-Account


Van Kampen LIT Growth and Income, Class II Sub-Account


--------------------------------------------------------------------------------
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1) Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(1)/
AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Capital Growth, Class II Sub-Account/(2)(7)/
UIF Small Company Growth, Class II Sub-Account/(2)(7)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(6)/

--------------------------------------------------------------------------------

                               23     PROSPECTUS

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 1. We will use the percentage allocations as of your most recent instructions.

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*

2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective May 1, 2008, the Morgan Stanley VIS Equity Portfolio - Class Y changed its name to the Morgan Stanley VIS Capital Opportunities Portfolio - Class Y, the Van Kampen LIT Strategic Growth Portfolio, Class II changed its name to Van Kampen LIT Capital Growth Portfolio, Class II and the Van Kampen LIT Aggressive Growth Portfolio, Class II changed its name to the Van Kampen LIT Mid Cap Growth Portfolio, Class II.

7)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF Emerging Markets Equity Portfolio changed it's name to the UIF Emerging Markets Equity Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF International Growth Equity Portfolio changed its name to UIF International Growth Equity Portfolio; and the Van Kampen Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 5):

        Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
Category A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------
Category B
Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/

PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account


                               24     PROSPECTUS

PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(2)(7)/
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)(7)/

--------------------------------------------------------------------------------
Category C

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account/(6)/

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account


Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/ Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account/(1)/
AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/ AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Utility Income - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/
UIF International Growth Equity, Class II Sub-Account/(2)(7)/

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account


--------------------------------------------------------------------------------
Category D
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(1)/
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account
AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Equity, Class II Sub-Account/(2)(7)/
UIF Capital Growth, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)(7)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(7)/
UIF Small Company Growth, Class II Sub-Account/(2)(7)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(6)/


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and
  Income -Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*


4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*


5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


6)Effective May 1, 2008, the Morgan Stanley VIS Equity Portfolio - Class Y changed its name to the Morgan Stanley VIS Capital Opportunities Portfolio - Class Y, the Van Kampen LIT Strategic Growth Portfolio, Class II changed its name to Van Kampen LIT Capital Growth Portfolio, Class II and the Van Kampen LIT Aggressive Growth Portfolio, Class II changed its name to the Van Kampen LIT Mid Cap Growth Portfolio, Class II.

7)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF Emerging Markets Equity Portfolio changed it's name to the UIF Emerging Markets Equity Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF International Growth Equity Portfolio changed its name to UIF International Growth Equity Portfolio; and the Van Kampen Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions,

                               25     PROSPECTUS
portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 5):

       Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account/(6)/

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account


Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/ Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/ Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account/(1)/
AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Utility Income - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/ FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

--------------------------------------------------------------------------------
       Model Portfolio Option 2 (Rider Date on or after October 1, 2004)
--------------------------------------------------------------------------------

PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account

PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)(7)/ UIF Emerging Markets Equity, Class II Sub-Account/(2)(7)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)(7)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(7)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(7)/
UIF International Growth Equity, Class II Sub-Account/(2)(7)/ Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/

Van Kampen LIT Comstock, Class II Sub-Account


Van Kampen LIT Growth and Income, Class II Sub-Account


--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(1)/
AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Capital Growth, Class II Sub-Account/(2)(7)/
UIF Small Company Growth, Class II Sub-Account/(2)(7)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(6)/
--------------------------------------------------------------------------------

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account),

                               26     PROSPECTUS
  such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective May 1, 2008, the Morgan Stanley VIS Equity Portfolio - Class Y changed its name to the Morgan Stanley VIS Capital Opportunities Portfolio - Class Y, the Van Kampen LIT Strategic Growth Portfolio, Class II changed its name to Van Kampen LIT Capital Growth Portfolio, Class II and the Van Kampen LIT Aggressive Growth Portfolio, Class II changed its name to the Van Kampen LIT Mid Cap Growth Portfolio, Class II.

7)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF Emerging Markets Equity Portfolio changed it's name to the UIF Emerging Markets Equity Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF International Growth Equity Portfolio changed its name to UIF International Growth Equity Portfolio; and the Van Kampen Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 77 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th

                               27     PROSPECTUS
  anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

WITHDRAWAL BENEFIT OPTIONS
"Withdrawal Benefit Options" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SureIncome Withdrawal Benefit Option ("SureIncome

                               28     PROSPECTUS

Option"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider

                               29     PROSPECTUS
  trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment

                               30     PROSPECTUS
divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
    85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or

                               31     PROSPECTUS
equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.


The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 73.


For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract

                               32     PROSPECTUS
categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This

                               33     PROSPECTUS
modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment

                               34     PROSPECTUS
under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section page 73 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life

                               35     PROSPECTUS

Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.


The SureIncome For Life Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SureIncome Covered Life" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This Option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 73.


For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

                   Attained Age of
               SureIncome Covered Life Withdrawal Benefit Factor
               -------------------------------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                         70+                       6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

                               36     PROSPECTUS

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

                               37     PROSPECTUS

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the

                               38     PROSPECTUS

SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.


Refer to the Death Benefits section page 70 for more details on the SureIncome ROP Death Benefit.


Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

                               39     PROSPECTUS

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available as described below;

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *Model Portfolio Option 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

                                   Available
--------------------------------------------------------------------------------

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account/(6)/

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account


Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/ Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/ Morgan Stanley VIS Money Market - Class Y Sub-Account
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account/(1)/
AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Utility Income - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account

                               40     PROSPECTUS

Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account

PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)(7)/ UIF Emerging Markets Equity, Class II Sub-Account/(2)(7)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)(7)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(7)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(7)/
UIF International Growth Equity, Class II Sub-Account/(2)(7)/ Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/

Van Kampen LIT Comstock, Class II Sub-Account


Van Kampen LIT Growth and Income, Class II Sub-Account


--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/
Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(1)/
AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/

UIF Capital Growth, Class II Sub-Account/(2)(7)/
UIF Small Company Growth, Class II Sub-Account/(2)(7)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(6)/
--------------------------------------------------------------------------------
1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core
  Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective May 1, 2008, the Morgan Stanley VIS Equity Portfolio - Class Y changed its name to the Morgan Stanley VIS Capital Opportunities Portfolio - Class Y, the Van Kampen LIT Strategic Growth Portfolio, Class II changed its name to Van Kampen LIT Capital Growth Portfolio, Class II and the Van Kampen LIT Aggressive Growth Portfolio, Class II changed its name to the Van Kampen LIT Mid Cap Growth Portfolio, Class II.

7)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF Emerging Markets Equity Portfolio changed it's name to the UIF Emerging Markets Equity Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF International Growth Equity Portfolio changed its name to UIF International Growth Equity Portfolio; and the Van Kampen Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a

                               41     PROSPECTUS

TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

                               42     PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 47* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.


You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.


*Up to 17 additional Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 48 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.



Portfolio:                               Each Portfolio Seeks:                                   Investment Advisor:
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment
 Series
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class Y/(7)/   stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class Y                      income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class Y/(1)/                 investments                                            Morgan Stanley Investment
-------------------------------------------------------------------------------------------------Advisors Inc.
Morgan Stanley VIS Global Advantage      Long-term capital growth
 Portfolio - Class Y/(2)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class Y               income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class Y/(2)/                           diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, capital
                                          appreciation, but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class Y/(2)/                 growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y/(1)/                 preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class Y                      to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio   Capital appreciation and current income
 - Class Y/(2)/
-------------------------------------------------------------------------------------------------


                               43     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                  Investment Advisor:
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class      Long-term capital appreciation by investing primarily
 II/(8)/                                  in growth-oriented equity securities of large
                                          capitalization companies.
------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II/(2)(8)/                         income securities of government and government-
                                          related issuers and, to a lesser extent, of corporate
                                          issuers in emerging market countries.
------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily  Van Kampen/(3)/
 Class II/(8)/                            in growth-oriented equity securities of issuers in
                                          emerging market countries.
------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class   Capital appreciation and current income.
 II/(8)/
------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio,          Long-term capital appreciation.
 Class II/(8)/
------------------------------------------------------------------------------------------------
UIF International Growth Equity          Long-term capital appreciation, with a secondary
 Portfolio, Class II/(8)/                 objective of income
------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio,            Long-term capital growth by investing primarily in
 Class II/(8)/                            common stocks and other equity securities.
------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II/(8)/                            in growth-oriented equity securities of small
                                          companies.
------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 II/(8)/                                  three to five years by investing in common stocks
                                          and other equity securities.
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class    Above average current income and long-term capital
 II/(8)/                                  appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class II/(7)/
------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in       Van Kampen Asset
 Class II                                 equity securities, including common stocks,           Management
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II
------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(7)/
------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series       Long-term growth of capital
 II/(2)/
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital                                      Invesco A I M Advisors, Inc./(4)/
 Series II/(2)/
------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series       Growth of capital
 II/(5)/
------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital
 Series II/(2)/
------------------------------------------------------------------------------------------------


                               44     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                   Investment Advisor:
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B/(2)/
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS International      Long-term growth of capital                             AllianceBernstein L.P.
 Value Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B/(2)/
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap      Long-term growth of capital
 Value Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income     Current income and long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio -  Long-term growth of capital
 Class B
-------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio   High total return through a combination of current
 - Service Class 2                        income and capital appreciation                        Fidelity Management &
-------------------------------------------------------------------------------------------------Research Company
Fidelity VIP High Income Portfolio -     High level of current income, while also considering
 Service Class 2                          growth of capital
-------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
-------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent with
 Service Class 2                          preservation of capital and daily liquidity.
-------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth           Capital appreciation
 Securities Fund - Class 2
-------------------------------------------------------------------------------------------------Franklin Advisers, Inc.
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2/(2)/                      appreciation as a secondary goal
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund   Capital appreciation
 - Class 2                                                                                       Franklin Mutual Advisers,
-------------------------------------------------------------------------------------------------LLC
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal
 Class 2
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               Templeton Investment
 - Class 2                                                                                       Counsel, LLC
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund Long-term growth of capital and growth of income
-------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value          Long-term capital appreciation
 Fund/(1)/                                                                                       Goldman Sachs Asset
-------------------------------------------------------------------------------------------------Management, L.P.
Goldman Sachs VIT Structured Small Cap   Long-term growth of capital
 Equity Fund
-------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S.        Long-term growth of capital and dividend income
 Equity Fund
-------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------

                               45     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                Investment Advisor:
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)        Maximum total return, investing for both current
 Strategy Portfolio - Advisor Shares      income and capital appreciation, consistent with
                                          prudent investment management
----------------------------------------------------------------------------------------------Pacific Investment
PIMCO VIT Emerging Markets Bond          Maximum total return, investing for current income,  Management Company LLC
 Portfolio - Advisor Shares               consistent with preservation of capital and prudent
                                          investment management
----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum total return, investing for both current
 Advisor Shares                           income and capital appreciation, consistent with
                                          preservation of real capital and prudent investment
                                          management
----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, investing for both current
 Advisor Shares                           income and capital appreciation, consistent with
                                          preservation of capital and prudent investment
                                          management
----------------------------------------------------------------------------------------------
Putnam Variable Trust
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well
 Boston - Class IB                        diversified portfolio of value stocks and bonds,
                                          which produce both capital growth and current
                                          income.
----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.                   Putnam Investment
 Class IB/(2)/                                                                                Management, LLC
----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB/(6)/ Long-term growth of capital and any increased income that results from this growth.
----------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB      Long-term capital appreciation.
----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------------------


(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(2)Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


7)Effective May 1, 2008, the Morgan Stanley VIS Equity Portfolio - Class Y changed its name to the Morgan Stanley VIS Capital Opportunities Portfolio - Class Y, the Van Kampen LIT Strategic Growth Portfolio, Class II changed its name to Van Kampen LIT Capital Growth Portfolio, Class II and the Van Kampen LIT Aggressive Growth Portfolio, Class II changed its name to the Van Kampen LIT Mid Cap Growth Portfolio, Class II.

8)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF Emerging Markets Equity Portfolio changed it's name


                               46     PROSPECTUS
  to the UIF Emerging Markets Equity Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF International Growth Equity Portfolio changed its name to UIF International Growth Equity Portfolio; and the Van Kampen Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program ("TrueBalance program") is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.


Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.


Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.


Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.


Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts.


                               47     PROSPECTUS

In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model

                               48     PROSPECTUS
portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 56.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in

                               49     PROSPECTUS
this manner may not be consistent with the theory of dollar cost averaging described on page 56.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Standard Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

                               50     PROSPECTUS

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity - L Share Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate

                               51     PROSPECTUS
for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed

                               52     PROSPECTUS

Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.


We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

                               53     PROSPECTUS

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or

                               54     PROSPECTUS
minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:


   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Van Kampen LIT Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.


The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

                               55     PROSPECTUS

Expenses
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

..   for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                   Allstate Variable Annuity           1.10%
                   -----------------------------------------
                   Allstate Variable Annuity - L Share 1.50%
                   -----------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

                               56     PROSPECTUS

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/sm/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract

                               57     PROSPECTUS

Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SureIncome Option Fee"), the SureIncome Plus Option (the "SureIncome Plus Option Fee"), and the SureIncome For Life Option (the "SureIncome For Life Option Fee"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "Withdrawal Benefit Option Fees". "Withdrawal Benefit Option Fee" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and

                               58     PROSPECTUS
decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 53 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

                               59     PROSPECTUS

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

All Contracts

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"Due Proof " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

                               60     PROSPECTUS

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 12-14. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 64.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 49.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

                               61     PROSPECTUS

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.


Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

                               62     PROSPECTUS

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.

We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

                               63     PROSPECTUS

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

                               64     PROSPECTUS

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                        Number of Complete Years Since We Received the Purchase
                                        Payment Being Withdrawn/Applicable Charge:
    ----------------------------------------------------------------------------------------------------
    Contract:                           0       1       2      3      4      5      6      7      8+
    ----------------------------------------------------------------------------------------------------
    Allstate Variable Annuity           7%      7%      6%     5%     4%     3%     2%     0%     0%
    Allstate Variable Annuity - L Share 7%      6%      5%     0%

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of

                               65     PROSPECTUS
the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

Unrestricted Variable Sub-Accounts. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently,

                               66     PROSPECTUS
we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account (4)
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

Restricted Variable Sub-Accounts. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account

Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account/(6)/

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account


Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/ Morgan Stanley VIS Global Advantage - Class Y Sub-Account/(1)/ Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)/ Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account
Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Utilities - Class Y Sub-Account/(1)/
AIM V.I. Basic Value - Series II Sub-Account/(1)/
AIM V.I. Core Equity - Series II Sub-Account/(5)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Utility Income - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/ FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account
Goldman Sachs VIT Growth and Income Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account

PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT New Value - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Capital Growth, Class II Sub-Account/(2)(7)/
UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF Global Franchise, Class II Sub-Account/(2)(7)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(7)/
UIF International Growth Equity, Class II Sub-Account/(2)(7)/

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account



Excluded Variable Sub-Accounts. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

AIM V.I. Capital Appreciation - Series II Sub-Account/(1)/
AIM V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account Goldman Sachs VIT Structured Small Cap Equity Sub-Account

UIF Small Company Growth, Class II Sub-Account/(2)(7)/
UIF Emerging Markets Equity, Class II Sub-Account/(2)(7)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(7)/
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)(7)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(6)/

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

5)Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*


6)Effective May 1, 2008, the Morgan Stanley VIS Equity Portfolio - Class Y changed its name to the Morgan Stanley VIS Capital Opportunities Portfolio - Class Y, the Van Kampen LIT Strategic Growth Portfolio, Class II changed its name to Van Kampen LIT Capital Growth Portfolio, Class II and the Van Kampen LIT Aggressive Growth Portfolio, Class II changed its name to the Van Kampen LIT Mid Cap Growth Portfolio, Class II.

7)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF Emerging Markets Equity Portfolio changed it's name to the UIF Emerging Markets Equity Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio;


                               67     PROSPECTUS
  the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF International Growth Equity Portfolio changed its name to UIF International Growth Equity Portfolio; and the Van Kampen Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "Rider Date." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a

                               68     PROSPECTUS
condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an "Income Base" is calculated, which is used only for the purpose of calculating the "Guaranteed Retirement Income Benefit" and the appropriate "Rider Fee," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "Guaranteed Retirement Income Benefit" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the "RIG 1 Income Base" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG

                               69     PROSPECTUS

1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 Withdrawal Adjustment" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 Income Base" is defined as the greater of "Income Base A" or "Income Base B."

"Income Base A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "Income Base B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

                               70     PROSPECTUS

Death Benefits
--------------------------------------------------------------------------------

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "Death Benefit."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "Death Benefit" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP Death Benefit" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The "MAV Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but

                               71     PROSPECTUS
it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


..   The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any


                               72     PROSPECTUS
subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The "Earnings Protection Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   100% of "In-Force Premium" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments made after the Rider
    Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:


..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

                               73     PROSPECTUS

ALL OPTIONS.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;


..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 74, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;


..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

                               74     PROSPECTUS

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

                               75     PROSPECTUS

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual

                               76     PROSPECTUS

Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of

                               77     PROSPECTUS

0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

..   The CSP Conditions are met.

..   The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   We have received proof satisfactory to us that the Co-Annuitant has died.

..   The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

..   the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.


More Information
--------------------------------------------------------------------------------


ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment

                               78     PROSPECTUS
trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. Inc. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.


                               79     PROSPECTUS

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains

                               80     PROSPECTUS
will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make

                               81     PROSPECTUS
no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

                               82     PROSPECTUS

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

                               83     PROSPECTUS

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so

                               84     PROSPECTUS
characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

                               85     PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

                               86     PROSPECTUS

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

                               87     PROSPECTUS

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

Annual Reports and Other Documents
--------------------------------------------------------------------------------


Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2007, is incorporated herein by reference, which means that it is legally a part of this prospectus.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.


                               88     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------


     Additions, Deletions, or Substitutions of Investments             2
     ---------------------------------------------------------------------
     The Contracts                                                     2
     ---------------------------------------------------------------------
        Purchase of Contracts                                          2
     ---------------------------------------------------------------------
        Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)    3
     ---------------------------------------------------------------------
     Calculation of Accumulation Unit Values                           3
     ---------------------------------------------------------------------
        Net Investment Factor                                          3
     ---------------------------------------------------------------------
     Calculation of Variable Income Payments                           4
     ---------------------------------------------------------------------
     Calculation of Annuity Unit Values                                5
     ---------------------------------------------------------------------
     General Matters                                                   5
     ---------------------------------------------------------------------


       Incontestability                                                   5
    -----------------------------------------------------------------------
       Settlements                                                        5
    -----------------------------------------------------------------------
       Safekeeping of the Variable Account's Assets                       5
    -----------------------------------------------------------------------
          Premium Taxes                                                   6
    -----------------------------------------------------------------------
          Tax Reserves                                                    6
    -----------------------------------------------------------------------
    Experts                                                               6
    -----------------------------------------------------------------------
    Financial Statements                                                  6
    -----------------------------------------------------------------------
    Appendix A - Accumulation Unit Values                               A-1
    -----------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               89     PROSPECTUS

Appendix A
Contract Comparison Chart
--------------------------------------------------------------------------------

         --------------------------------------------------------------
                               Allstate Variable    Allstate Variable
         Feature                    Annuity         Annuity - L Share
         --------------------------------------------------------------
         --------------------------------------------------------------
                                 3 to 6 month         3 to 6 month
                               transfer periods     transfer periods
         DCA Fixed Account       7 to 12 month        7 to 12 month
         Option                transfer periods     transfer periods
         --------------------------------------------------------------
         --------------------------------------------------------------
                               1-, 3-*, 5-*, and
         Standard Fixed       7-* year guarantee
         Account Option             periods                N/A
         --------------------------------------------------------------
         --------------------------------------------------------------
                              3-, 5-, 7-, and 10-  3-, 5-, 7-, and 10-
         MVA Fixed Account      year guarantee       year guarantee
         Option**                   periods              periods
         --------------------------------------------------------------
         ---------------------                     --------------------
         Mortality and
         Expense
         Risk Charge
         (Base Contract)             1.10%                1.50%
         --------------------------------------------------------------
         --------------------------------------------------------------
         Withdrawal Charge
         (% of purchase
         payment)             7/ 7/ 6/ 5/ 4/ 3/ 2        7/ 6/ 5
         --------------------------------------------------------------
                                 Confinement,         Confinement,
                                   Terminal             Terminal
         Withdrawal Charge         Illness,             Illness,
         Waivers                 Unemployment         Unemployment
         --------------------------------------------------------------

 The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

 * Available only in states in which the MVA Fixed Account Option is not offered.

 **Not available in states in which the 3-, 5-, or 7-year Standard Fixed
   Account Options are offered.

                               90     PROSPECTUS

Appendix B - Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

   I = the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
   J = the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
   N =   the number of whole and partial years from the Market Value
         Adjustment Date to the expiration of the term length of the Market
         Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                             Examples Of Market Value Adjustment
Purchase Payment: $10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period: 5 years
Interest Rate:    4.50%
Full Withdrawal:  End of Contract Year 3
Contract:         Allstate Variable Annuity*

                                        Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3: = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:               = .15 X $10,000 = $1500
Step 3: Calculate the Withdrawal Charge:                    = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:              I = 4.50%
                                                            J = 4.20%
                                                                730 DAYS
                                                            N = ------------ = 2
                                                                365 DAYS
                                                            Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                            = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                                            Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                            Subject To Market Value Adjustment:
                                                            = .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received by Contract owner as  = $11,411.66 - $510 + $10.27 = $10,911.93 a result of full withdrawal at the end of Contract Year 3:

                               91     PROSPECTUS

                                      Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3: = $10,000.00 X (1.045) 3 = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:               = .15 X $10,000 = $1,500
Step 3: Calculate the Withdrawal Charge:                    = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:              I = 4.50%
                                                            J = 4.80%
                                                                730 DAYS
                                                            N = ------------ = 2
                                                                365 DAYS
                                                            Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                            = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                            Market Value Adjustment = Market Value Adjustment Factor X
                                                            Amount Subject To Market Value Adjustment:
                                                            = -.0099 X $11,411.66 = -$112.98
Step 5: Calculate the amount received by Contract owner as  = $11,411.66 - $510 - $112.98 = $10,788.68 a result of full withdrawal at the end of Contract Year 3:

   *These examples assume the election of the Allstate Variable Annuity Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the Allstate Variable Annuity - L Share Contract, which has different expenses and withdrawal charges.


                               92     PROSPECTUS

Appendix C
Example of Calculation of Income Protection Benefit
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

        Adjusted age of Annuitant on the Payout Start Date:  65
        ----------------------------------------------------------------
        Sex of Annuitant:                                    male
        ----------------------------------------------------------------
        Income Plan selected:                                1
        ----------------------------------------------------------------
        Payment frequency:                                   monthly
        ----------------------------------------------------------------
        Amount applied to variable income payments under the
        Income Plan:                                         $100,000.00
        ----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                    3%
-------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment: 85% of the initial variable amount income value
-------------------------------------------------------------------------------------------

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               93     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Income Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000.

                                                           Income Benefit Amount
                                                  ---------------------------------------
                            Beginning              Contract     Maximum
             Type of        Contract  Transaction Value After Anniversary       5%
 Date       Occurrence        Value     Amount    Occurrence     Value    Roll-Up Value**
-----------------------------------------------------------------------------------------
1/1/04 Contract Anniversary  $55,000       _        $55,000     $55,000       $52,500
-----------------------------------------------------------------------------------------
7/1/04  Partial Withdrawal   $60,000    $15,000     $45,000     $41,250       $40,176
-----------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

Maximum Anniversary Value Income Benefit
--------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                                  (a)           $15,000
--------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                     (b)           $60,000
--------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                                     (c)           $55,000
--------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                                 [(a)/(b)]*(c)      $13,750
--------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                                  $41,250
--------------------------------------------------------------------------------------------------------------------------------

5 % Roll-Up Value Income Benefit**
--------------------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                            (a)           $15,000
--------------------------------------------------------------------------------------------------------------------------------

STEP I - Dollar For Dollar Portion
--------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                     (b)           $60,000
--------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of
interest on $52,500 and $54,600, respectively)                                                             (c)           $53,786
--------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                                       (d)           $ 2,625
--------------------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)          (e) = (d) * 1.05 ^-0.5 $ 2,562
--------------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                          (b') = (b) -(d)     $57,375
--------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                                 (c') = (c) -(e)     $51,224
--------------------------------------------------------------------------------------------------------------------------------

STEP 2 - Proportional Portion
--------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                            (a') = (a) -(d)     $12,375
--------------------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                             (a') /(b') * (c')    $11,048
--------------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                             (b') -(a')       $45,000
--------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                                                     $40,176
--------------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               94     PROSPECTUS

Appendix E
Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                       Death Benefit Amount
                                                                 --------------------------------
                               Beginning              Contract   Purchase   Maximum    Enhanced
                Type of        Contract  Transaction Value After Payment  Anniversary Beneficiary
  Date         Occurrence        Value     Amount    Occurrence   Value      Value      Value**
-------------------------------------------------------------------------------------------------
1/1/ 2008 Contract Anniversary  $55,000          _     $55,000   $50,000    $55,000     $52,500
-------------------------------------------------------------------------------------------------
7/1/ 2008  Partial Withdrawal   $60,000    $15,000     $45,000   $37,500    $41,250     $40,339
-------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

-----------------------------------------------------------------------------------------------

Purchase Payment Value Death Benefit
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                      (a)      $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                         (b)      $60,000
-----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal          (c)      $50,000
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                     [(a)/(b)]*(c) $12,500
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                  $37,500
-----------------------------------------------------------------------------------------------

MAV Death Benefit
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                      (a)      $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                         (b)      $60,000
-----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal          (c)      $55,000
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                     [(a)/(b)]*(c) $13,750
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                  $41,250
-----------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection (Annual Increase) Benefit**
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                      (a)      $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                         (b)      $60,000
-----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on $52,500 and $54,600, respectively)      (c)      $53,786
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                     [(a)/(b)]*(c) $13,446
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                  $40,339
-----------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               95     PROSPECTUS

Appendix F
Calculation of Earnings Protection Death Benefit*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

  Excess of Earnings Withdrawals                    = $0
  Purchase Payments in the 12 months prior to death = $0
  In-Force Premium                                  = $100,000
                                                      ($100,000+ $0 - $0)
  In-Force Earnings                                 = $25,000
                                                      ($125,000- $100,000)
  Earnings Protection Death Benefit**               = 40% * $25,000 = $10,000

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

    Excess of Earnings Withdrawals                    = $5,000
                                                        ($10,000-$5,000)
    Purchase Payments in the 12 months prior to death = $0
    In-Force Premium                                  = $95,000
                                                        ($100,000+$0-$5,000)
    In-Force Earnings                                 = $19,000
                                                        ($114,000-$95,000)
    Earnings Protection Death Benefit**               = 40%*$19,000=$7,600

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               96     PROSPECTUS

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

 Excess of Earnings Withdrawals                    = $30,000
                                                     ($50,000-$20,000)
 Purchase Payments in the 12 months prior to death = $0
 In-Force Premium                                  = $120,000
                                                     ($110,000+$40,000-$30,000)
 In-Force Earnings                                 = $20,000
                                                     .($140,000-$120,000)
 Earnings Protection Death Benefit**               = 25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

    Excess of Earnings Withdrawals                    = $0
    Purchase Payments in the 12 months prior to death = $0
    In-Force Premium                                  = $100,000
                                                        ($100,000+$0-$0)
    In-Force Earnings                                 = $50,000
                                                        ($150,000-$100,000)
    Earnings Protection Death Benefit**               = 40%*$50,000=$20,000
    Contract Value                                    = $150,000
    Death Benefit                                     = $160,000
    Earnings Protection Death Benefit                 = $20,000
    Continuing Contract Value                         = $180,000
                                                        ($160,000+$20,000)

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

                               97     PROSPECTUS

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               98     PROSPECTUS

Appendix G
Withdrawal Adjustment Example - TrueReturn Accumulation Benefit*
--------------------------------------------------------------------------------

Issue Date: January 2, 2007

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

                                 Beginning                 Contract
                  Type of         Contract  Transaction  Value After  Benefit
    Date         Occurrence        Value       Amount     Occurrence    Base
  ----------------------------------------------------------------------------
  1/2/ 2008 Contract Anniversary $   55,000            _ $     55,000 $ 50,000
  ----------------------------------------------------------------------------
  7/2/ 2008  Partial Withdrawal  $   60,000 $     15,000 $     45,000 $ 37,500
  ----------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

------------------------------------------------------------------------------------------
Benefit Base
------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                      (a) $15,000
------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                         (b) $60,000
------------------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal           (c) $50,000
------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                [(a)/(b)]*(c) $12,500
------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                              $37,500
------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               99     PROSPECTUS

Appendix H - SureIncome Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400. The Benefit
Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              100     PROSPECTUS

Appendix I - SureIncome Plus Withdrawal Benefit
Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              101     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              102     PROSPECTUS

Appendix J - SureIncome For Life Withdrawal Benefit
Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              103     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              104     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              105     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              106     PROSPECTUS

Appendix K - Accumulation Unit Values
--------------------------------------------------------------------------------


Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



              ---------------------------------------------------
              Sub-Account Name as of
              December 31, 2007 (as
              appears in the following
              tables of Accumulation    Sub-Account Name as of
              Unit Values)              May 1, 2008
              ---------------------------------------------------
              Morgan Stanley VIS        Morgan Stanley VIS
              Equity Portfolio - Class  Capital Opportunities
              Y                         Portfolio - Class Y
              ---------------------------------------------------
              Van Kampen UIF Equity
              Growth Portfolio, Class   UIF Capital Growth
              II                        Portfolio, Class II
              ---------------------------------------------------
              Van Kampen LIT Strategic  Van Kampen LIT Capital
              Growth Portfolio, Class   Growth Portfolio, Class
              II                        II
              ---------------------------------------------------
              Van Kampen LIT            Van Kampen LIT Mid Cap
              Aggressive Growth         Growth Portfolio, Class
              Portfolio, Class II       II
              ---------------------------------------------------



Allstate Variable Annuity Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


--------------------------------------------------------------------------------

                    Allstate Variable Annuity - Prospectus

                           Mortality & Expense = 1.1



                                                                        For the Year Ending December 31,
Sub-Accounts                                                    2003     2004     2005     2006     2007
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.234 $ 13.583 $ 16.455 $ 17.484
 Accumulation Unit Value, End of Period                       $ 12.234 $ 13.583 $ 16.455 $ 17.484 $ 20.603
 Number of Units Outstanding, End of Period                     24,578   35,573   37,997   37,633   35,654
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.260 $ 13.095 $ 13.619 $ 14.900
 Accumulation Unit Value, End of Period                       $ 12.260 $ 13.095 $ 13.619 $ 14.900 $ 15.280
 Number of Units Outstanding, End of Period                    237,797  556,690  590,383  513,182  433,504
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.884 $ 13.005 $ 15.136 $ 15.526
 Accumulation Unit Value, End of Period                       $ 11.884 $ 13.005 $ 15.136 $ 15.526 $ 18.273
 Number of Units Outstanding, End of Period                    180,194  463,438  529,631  475,152  433,093
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.690 $ 14.090 $ 15.071 $ 19.322
 Accumulation Unit Value, End of Period                       $ 12.690 $ 14.090 $ 15.071 $ 19.322 $ 21.998
 Number of Units Outstanding, End of Period                     65,859  102,460   94,898   90,663   81,637
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.603 $ 13.968 $ 14.677 $ 17.147
 Accumulation Unit Value, End of Period                       $ 12.603 $ 13.968 $ 14.677 $ 17.147 $ 19.748
 Number of Units Outstanding, End of Period                     10,209   19,661   18,678   17,635   13,437
----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.971 $ 14.679 $ 15.385 $ 18.468
 Accumulation Unit Value, End of Period                       $ 12.971 $ 14.679 $ 15.385 $ 18.468 $ 19.462
 Number of Units Outstanding, End of Period                    150,827  331,007  355,868  304,398  274,405
----------------------------------------------------------------------------------------------------------


                              107     PROSPECTUS

                                                                                  For the Year Ending December 31,
Sub-Accounts                                                          2003      2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   11.331 $   12.255 $   12.330 $   13.268
 Accumulation Unit Value, End of Period                             $ 11.331 $   12.255 $   12.330 $   13.268 $   13.607
 Number of Units Outstanding, End of Period                           95,060    191,354    181,345    165,461    142,464
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   11.666 $   12.750 $   13.430 $   15.108
 Accumulation Unit Value, End of Period                             $ 11.666 $   12.750 $   13.430 $   15.108 $   15.339
 Number of Units Outstanding, End of Period                           83,633    132,998    130,194    112,840     84,148
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   10.311 $   10.694 $   10.881 $   11.315
 Accumulation Unit Value, End of Period                             $ 10.311 $   10.694 $   10.881 $   11.315 $   11.808
 Number of Units Outstanding, End of Period                          285,576  1,071,611  2,234,712  2,686,693  2,527,529
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   10.018 $   10.005 $   10.025 $   10.295
 Accumulation Unit Value, End of Period                             $ 10.018 $   10.005 $   10.025 $   10.295 $   10.446
 Number of Units Outstanding, End of Period                          337,847    691,339  1,064,766  1,070,500    951,430
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $    9.936 $    9.868 $    9.988 $   10.289
 Accumulation Unit Value, End of Period                             $  9.936 $    9.868 $    9.988 $   10.289 $   10.629
 Number of Units Outstanding, End of Period                          184,536    812,228  1,150,064  1,226,200  1,227,382
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   12.114 $   13.188 $   13.596 $   15.462
 Accumulation Unit Value, End of Period                             $ 12.114 $   13.188 $   13.596 $   15.462 $   16.026
 Number of Units Outstanding, End of Period                          380,784    779,233  1,205,985  1,252,976  1,151,976
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   12.034 $   13.080 $   13.953 $   15.805
 Accumulation Unit Value, End of Period                             $ 12.034 $   13.080 $   13.953 $   15.805 $   16.907
 Number of Units Outstanding, End of Period                          156,369    290,870    341,132    321,608    283,081
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   11.505 $   13.660 $   15.420 $   18.270
 Accumulation Unit Value, End of Period                             $ 11.505 $   13.660 $   15.420 $   18.270 $   21.647
 Number of Units Outstanding, End of Period                           30,741     45,533     95,239     90,617     86,092
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (2,3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   11.319 $   12.299 $   13.614 $   14.891
 Accumulation Unit Value, End of Period                             $ 11.319 $   12.299 $   13.614 $   14.891 $   15.638
 Number of Units Outstanding, End of Period                           32,114    141,903    159,451    158,346    147,971
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   14.912 $   18.105 $   23.907 $   32.371
 Accumulation Unit Value, End of Period                             $ 14.912 $   18.105 $   23.907 $   32.371 $   44.878
 Number of Units Outstanding, End of Period                           35,093    100,831    166,567    223,116    201,793
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   11.715 $   12.423 $   14.161 $   14.512
 Accumulation Unit Value, End of Period                             $ 11.715 $   12.423 $   14.161 $   14.512 $   17.427
 Number of Units Outstanding, End of Period                          121,087    179,761    189,322    176,167    199,929
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   11.622 $   12.793 $   13.561 $   15.070
 Accumulation Unit Value, End of Period                             $ 11.622 $   12.793 $   13.561 $   15.070 $   15.374
 Number of Units Outstanding, End of Period                          125,143    215,383    424,921    488,356    463,892
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   12.251 $   13.637 $   15.073 $   18.080
 Accumulation Unit Value, End of Period                             $ 12.251 $   13.637 $   15.073 $   18.080 $   19.591
 Number of Units Outstanding, End of Period                           91,178    311,486    581,451    726,809    683,552
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                              -          -          - $   10.000 $   10.761
 Accumulation Unit Value, End of Period                                    -          -          - $   10.761 $   12.136
 Number of Units Outstanding, End of Period                                -          -          -     66,650     72,239
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   13.116 $   15.727 $   18.210 $   19.618
 Accumulation Unit Value, End of Period                             $ 13.116 $   15.727 $   18.210 $   19.618 $   23.743
 Number of Units Outstanding, End of Period                          104,776    190,348    270,496    310,882    294,553
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $   13.621 $   15.993 $   17.821 $   19.674
 Accumulation Unit Value, End of Period                             $ 13.621 $   15.993 $   17.821 $   19.674 $   19.994
 Number of Units Outstanding, End of Period                          104,846    150,004    165,471    151,653    135,433
------------------------------------------------------------------------------------------------------------------------


                              108     PROSPECTUS

                                                                              For the Year Ending December 31,
Sub-Accounts                                                      2003      2004       2005       2006       2007
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   13.408 $   15.158 $   16.781 $   19.981
 Accumulation Unit Value, End of Period                         $ 13.408 $   15.158 $   16.781 $   19.981 $   21.249
 Number of Units Outstanding, End of Period                      162,337    366,700    592,052    628,145    569,614
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.785 $   17.172 $   19.791 $   26.896
 Accumulation Unit Value, End of Period                         $ 12.785 $   17.172 $   19.791 $   26.896 $   21.962
 Number of Units Outstanding, End of Period                       95,259    267,480    385,379    379,250    330,940
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.864 $   14.589 $   16.001 $   16.573
 Accumulation Unit Value, End of Period                         $ 12.864 $   14.589 $   16.001 $   16.573 $   19.237
 Number of Units Outstanding, End of Period                       64,393     91,273     90,402     90,586     81,088
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.525 $   14.519 $   14.921 $   17.092
 Accumulation Unit Value, End of Period                         $ 12.525 $   14.519 $   14.921 $   17.092 $   16.478
 Number of Units Outstanding, End of Period                      611,638  1,368,363  2,024,042  2,064,458  1,899,584
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   11.853 $   12.493 $   13.275 $   13.448
 Accumulation Unit Value, End of Period                         $ 11.853 $   12.493 $   13.275 $   13.448 $   15.483
 Number of Units Outstanding, End of Period                      105,623    143,473    181,523    174,613    157,178
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.423 $   13.994 $   15.157 $   17.352
 Accumulation Unit Value, End of Period                         $ 12.423 $   13.994 $   15.157 $   17.352 $   17.559
 Number of Units Outstanding, End of Period                      346,255    706,160    998,766  1,008,188    900,886
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.922 $   14.138 $   14.713 $   16.404
 Accumulation Unit Value, End of Period                         $ 12.922 $   14.138 $   14.713 $   16.404 $   16.412
 Number of Units Outstanding, End of Period                       93,006    197,926    205,195    175,011    160,793
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.268 $   12.876 $   13.801 $   14.449
 Accumulation Unit Value, End of Period                         $ 12.268 $   12.876 $   13.801 $   14.449 $   15.935
 Number of Units Outstanding, End of Period                       41,151     74,440     78,672     66,299     62,808
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II (4)
 Accumulation Unit Value, Beginning of Period                          -          -          - $   10.000 $   10.804
 Accumulation Unit Value, End of Period                                -          -          - $   10.804 $   11.504
 Number of Units Outstanding, End of Period                            -          -          -     59,634     52,025
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   10.826 $   11.463 $   12.559
 Accumulation Unit Value, End of Period                                - $   10.826 $   11.463 $   12.559 $   13.547
 Number of Units Outstanding, End of Period                            -     41,968     87,736     75,209     66,771
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.313 $   13.518 $   13.957 $   16.118
 Accumulation Unit Value, End of Period                         $ 12.313 $   13.518 $   13.957 $   16.118 $   16.682
 Number of Units Outstanding, End of Period                      186,043    415,731    444,440    392,648    336,404
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   12.479 $   14.108 $   15.547 $   15.157
 Accumulation Unit Value, End of Period                         $ 12.479 $   14.108 $   15.547 $   15.157 $   16.855
 Number of Units Outstanding, End of Period                       84,678    170,808    369,989    387,737    356,669
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                          -          - $   10.000 $   11.902 $   15.875
 Accumulation Unit Value, End of Period                                -          - $  11 .902 $   15.875 $   16.544
 Number of Units Outstanding, End of Period                            -          -    347,354    662,259    645,090
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $   11.511 $   12.311 $   13.956 $   13.688
 Accumulation Unit Value, End of Period                         $ 11.511 $   12.311 $   13.956 $   13.688 $   15.350
 Number of Units Outstanding, End of Period                       61,318    104,368    129,269    116,723    109,489
--------------------------------------------------------------------------------------------------------------------


                              109     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                    2003     2004     2005     2006     2007
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 13.642 $ 16.034 $ 16.877 $ 19.026
 Accumulation Unit Value, End of Period                       $ 13.642 $ 16.034 $ 16.877 $ 19.026 $ 19.066
 Number of Units Outstanding, End of Period                    128,236  220,201  394,485  422,123  377,632
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 10.978 $ 13.383
 Accumulation Unit Value, End of Period                              -        - $ 10.978 $ 13.383 $ 16.121
 Number of Units Outstanding, End of Period                          -        -   46,526   85,825   86,127
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 10.757 $ 12.852
 Accumulation Unit Value, End of Period                              -        - $ 10.757 $ 12.852 $ 12.157
 Number of Units Outstanding, End of Period                          -        -   58,921  107,014   92,965
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 11.917 $ 13.108
 Accumulation Unit Value, End of Period                              -        - $ 11.917 $ 13.108 $ 15.177
 Number of Units Outstanding, End of Period                          -        -  557,027  934,340  953,870
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 11.114 $ 12.382
 Accumulation Unit Value, End of Period                              -        - $ 11.114 $ 12.382 $ 13.670
 Number of Units Outstanding, End of Period                          -        -  148,705  257,982  244,669
----------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 10.498 $ 11.506
 Accumulation Unit Value, End of Period                              -        - $ 10.498 $ 11.506 $ 11.645
 Number of Units Outstanding, End of Period                          -        -  130,227  227,510  234,374
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 12.136 $ 13.466
 Accumulation Unit Value, End of Period                              -        - $ 12.136 $ 13.466 $ 15.330
 Number of Units Outstanding, End of Period                          -        -  226,223  356,831  369,677
----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        - $ 10.000 $ 10.235
 Accumulation Unit Value, End of Period                              -        -        - $ 10.235 $ 10.603
 Number of Units Outstanding, End of Period                          -        -        -  114,860  159,940
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 11.178 $ 11.608
 Accumulation Unit Value, End of Period                              -        - $11 .178 $ 11.608 $ 13.099
 Number of Units Outstanding, End of Period                          -        -   40,690   94,418   92,942
----------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2 (2)
 Accumulation Unit Value, Beginning of Period                        - $ 10.000 $ 10.717 $ 10.930 $ 11.800
 Accumulation Unit Value, End of Period                              - $ 10.717 $ 10.930 $ 11.800 $ 11.963
 Number of Units Outstanding, End of Period                          -  126,010  201,704  182,881  173,502
----------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        - $ 10.000 $ 11.263 $ 11.297 $ 13.185
 Accumulation Unit Value, End of Period                              - $ 11.263 $ 11.297 $ 13.185 $ 13.503
 Number of Units Outstanding, End of Period                          -  117,847  701,458  908,698  885,514
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 11.405 $ 13.854
 Accumulation Unit Value, End of Period                              -        - $ 11.405 $ 13.854 $ 15.294
 Number of Units Outstanding, End of Period                          -        -   76,341  155,329  183,230
----------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        - $ 10.000 $ 10.974 $ 11.976 $ 13.995
 Accumulation Unit Value, End of Period                              - $ 10.974 $ 11.976 $ 13.995 $ 14.294
 Number of Units Outstanding, End of Period                          -   89,975  415,887  488,856  445,687
----------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        - $ 10.000 $ 11.543 $ 12.553 $ 15.049
 Accumulation Unit Value, End of Period                              - $ 11.543 $ 12.553 $ 15.049 $ 17.150
 Number of Units Outstanding, End of Period                          -   91,246  664,497  828,191  745,295
----------------------------------------------------------------------------------------------------------


                              110     PROSPECTUS

                                                                           For the Year Ending December 31,
Sub-Accounts                                                       2003     2004     2005     2006     2007
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
 Accumulation Unit Value, Beginning of Period                           -        - $ 10.000 $ 10.546 $ 12.598
 Accumulation Unit Value, End of Period                                 -        - $ 10.546 $ 12.766 $ 10.356
 Number of Units Outstanding, End of Period                             -        -  109,697  149,560  463,960
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
 Accumulation Unit Value, Beginning of Period                           -        - $ 10.000 $ 11.401 $ 12.587
 Accumulation Unit Value, End of Period                                 -        - $ 11.401 $ 13.074 $ 12.132
 Number of Units Outstanding, End of Period                             -        -  203,640  222,560  262,920
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
 Accumulation Unit Value, Beginning of Period                           -        - $ 10.000 $ 11.367 $ 12.766
 Accumulation Unit Value, End of Period                                 -        - $ 11.367 $ 12.598 $ 12.633
 Number of Units Outstanding, End of Period                             -        -  347,710  450,996  161,324
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
 Accumulation Unit Value, Beginning of Period                           -        - $ 10.000 $ 11.295 $ 12.598
 Accumulation Unit Value, End of Period                                 -        - $ 11.295 $ 12.587 $ 10.356
 Number of Units Outstanding, End of Period                             -        -  154,801  252,665  463,960
-------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -        -        - $ 10.000 $  9.517
 Accumulation Unit Value, End of Period                                 -        -        - $  9.517 $ 11.567
 Number of Units Outstanding, End of Period                             -        -        -   40,712   50,173
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -        -        - $ 10.000 $ 10.732
 Accumulation Unit Value, End of Period                                 -        -        - $ 10.732 $ 11.200
 Number of Units Outstanding, End of Period                             -        -        -   10,024   13,492
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -        -        - $ 10.000 $ 10.146
 Accumulation Unit Value, End of Period                                 -        -        - $ 10.146 $ 11.073
 Number of Units Outstanding, End of Period                             -        -        -   37,825   71,055
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -        -        - $ 10.000 $ 10.329
 Accumulation Unit Value, End of Period                                 -        -        - $ 10.329 $ 11.077
 Number of Units Outstanding, End of Period                             -        -        -  311,062  456,710
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period                     $10.000 $ 11.342 $ 12.114 $ 12.437 $ 13.740
 Accumulation Unit Value, End of Period                           $11.342 $ 12.114 $ 12.437 $ 13.740 $ 13.692
 Number of Units Outstanding, End of Period                        59,242   89,594  105,484   97,467   92,913
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period                     $10.000 $ 12.318 $ 13.510 $ 14.034 $ 16.057
 Accumulation Unit Value, End of Period                           $12.318 $ 13.510 $ 14.034 $ 16.057 $ 14.892
 Number of Units Outstanding, End of Period                         8,159   83,914   93,677   80,043   74,546
-------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     $10.000 $ 12.688 $ 14.553 $ 16.118 $ 20.321
 Accumulation Unit Value, End of Period                           $12.688 $ 14.553 $ 16.118 $ 20.321 $ 21.736
 Number of Units Outstanding, End of Period                        71,672  165,086  239,237  238,989  222,845
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                     $10.000 $ 12.184 $ 13.547 $ 14.550 $ 16.364
 Accumulation Unit Value, End of Period                           $12.184 $ 13.547 $ 14.550 $ 16.364 $ 15.317
 Number of Units Outstanding, End of Period                         8,159    5,886    4,547    3,355    3,106
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                           -        - $ 10.000 $ 10.948 $ 12.538
 Accumulation Unit Value, End of Period                                 -        - $ 10.948 $ 12.538 $ 11.770
 Number of Units Outstanding, End of Period                             -        -  254,363  372,360  355,677
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     $10.000 $ 11.752 $ 12.184 $ 12.712 $ 13.230
 Accumulation Unit Value, End of Period                           $11.752 $ 12.184 $ 12.712 $ 13.230 $ 13.780
 Number of Units Outstanding, End of Period                        63,955  135,230  164,024  169,816  155,642
-------------------------------------------------------------------------------------------------------------



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account,


                              111     PROSPECTUS

  FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity - Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.


(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                              112     PROSPECTUS

Allstate Variable Annuity-L Share Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)

--------------------------------------------------------------------------------

                           Mortality & Expense = 1.5



                                                                       For the Year Ending December 31,
Sub-Accounts                                                    2003     2004      2005       2006       2007
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.201 $   13.491 $   16.278 $   17.226
 Accumulation Unit Value, End of Period                       $ 12.201 $ 13.491 $   16.278 $   17.226 $   20.216
 Number of Units Outstanding, End of Period                      6,634   10,689     21,194     26,698     22,494
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.227 $   13.007 $   13.473 $   14.680
 Accumulation Unit Value, End of Period                       $ 12.227 $ 13.007 $   13.473 $   14.680 $   14.993
 Number of Units Outstanding, End of Period                     66,915  240,939    294,781    280,797    171,337
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.852 $   12.918 $   14.973 $   15.297
 Accumulation Unit Value, End of Period                       $ 11.852 $ 12.918 $   14.973 $   15.297 $   17.930
 Number of Units Outstanding, End of Period                     46,977  184,114    279,675    435,170    347,503
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.656 $   13.995 $   14.909 $   19.037
 Accumulation Unit Value, End of Period                       $ 12.656 $ 13.995 $   14.909 $   19.037 $   21.585
 Number of Units Outstanding, End of Period                     15,404   35,187     39,213     25,159     17,986
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.568 $   13.874 $   14.519 $   16.894
 Accumulation Unit Value, End of Period                       $ 12.568 $ 13.874 $   14.519 $   16.894 $   19.377
 Number of Units Outstanding, End of Period                     11,186   16,323     16,425     14,916     11,065
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.936 $   14.580 $   15.219 $   18.195
 Accumulation Unit Value, End of Period                       $ 12.936 $ 14.580 $   15.219 $   18.195 $   19.096
 Number of Units Outstanding, End of Period                     78,822  127,171    144,625    123,985     99,611
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.301 $   12.172 $   12.197 $   13.072
 Accumulation Unit Value, End of Period                       $ 11.301 $ 12.172 $   12.197 $   13.072 $   13.351
 Number of Units Outstanding, End of Period                     65,540  163,222    175,113    142,566     93,648
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.634 $   12.664 $   13.285 $   14.885
 Accumulation Unit Value, End of Period                       $ 11.634 $ 12.664 $   13.285 $   14.885 $   15.051
 Number of Units Outstanding, End of Period                     21,733   47,530     54,141     49,117     36,595
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.283 $   10.622 $   10.764 $   11.148
 Accumulation Unit Value, End of Period                       $ 10.283 $ 10.622 $   10.764 $   11.148 $   11.586
 Number of Units Outstanding, End of Period                    184,686  643,073  1,462,440  1,916,928  1,666,801
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.991 $    9.937 $    9.917 $   10.143
 Accumulation Unit Value, End of Period                       $  9.991 $  9.937 $    9.917 $   10.143 $   10.249
 Number of Units Outstanding, End of Period                    206,331  413,637    657,808    667,110    522,713
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.909 $    9.802 $    9.881 $   10.137
 Accumulation Unit Value, End of Period                       $  9.909 $  9.802 $    9.881 $   10.137 $   10.430
 Number of Units Outstanding, End of Period                    108,929  428,989    701,011    795,045    721,750
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.081 $   13.099 $   13.449 $   15.234
 Accumulation Unit Value, End of Period                       $ 12.081 $ 13.099 $   13.449 $   15.234 $   15.725
 Number of Units Outstanding, End of Period                    103,071  207,780    360,938    490,716    473,195
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 12.001 $   12.992 $   13.803 $   15.572
 Accumulation Unit Value, End of Period                       $ 12.001 $ 12.992 $   13.803 $   15.572 $   16.589
 Number of Units Outstanding, End of Period                     70,971  147,140    196,467    247,410    178,415
----------------------------------------------------------------------------------------------------------------


                              113     PROSPECTUS

                                                                             For the Year Ending December 31,
Sub-Accounts                                                          2003     2004      2005       2006       2007
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 11.474 $   13.568 $   15.254 $   18.000
 Accumulation Unit Value, End of Period                             $ 11.474 $ 13.568 $   15.254 $   18.000 $   21.241
 Number of Units Outstanding, End of Period                            6,583   31,117     42,719     35,485     21,779
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (2,3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 11.288 $   12.216 $   13.468 $   14.671
 Accumulation Unit Value, End of Period                             $ 11.288 $ 12.216 $  13.468$ $   14.671 $   15.344
 Number of Units Outstanding, End of Period                            9,598   69,282    111,007     95,830     62,789
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 14.872 $   17.983 $   23.650 $   31.893
 Accumulation Unit Value, End of Period                             $ 14.872 $ 17.983 $   23.650 $   31.893 $   44.036
 Number of Units Outstanding, End of Period                           15,373   39,200    293,630    369,132    317,054
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 11.590 $   12.707 $   13.415 $   14.847
 Accumulation Unit Value, End of Period                             $ 11.590 $ 12.707 $   13.415 $   14.847 $   15.086
 Number of Units Outstanding, End of Period                           31,795  121,831    355,800    514,333    413,713
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 11.683 $   12.339 $   14.009 $   14.298
 Accumulation Unit Value, End of Period                             $ 11.683 $ 12.339 $   14.009 $   14.298 $   17.100
 Number of Units Outstanding, End of Period                           51,300  103,097    105,569     73,771     40,684
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 12.217 $   13.545 $   14.911 $   17.813
 Accumulation Unit Value, End of Period                             $ 12.217 $ 13.545 $   14.911 $   17.813 $   19.223
 Number of Units Outstanding, End of Period                           64,033  234,429    673,072    953,357    887,941
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                              -        -          - $   10.000 $   10.731
 Accumulation Unit Value, End of Period                                    -        -          - $   10.731 $   12.054
 Number of Units Outstanding, End of Period                                -        -          -    110,844    125,536
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 13.080 $   15.621 $   18.015 $   19.329
 Accumulation Unit Value, End of Period                             $ 13.080 $ 15.621 $   18.015 $   19.329 $   23.297
 Number of Units Outstanding, End of Period                           56,943  107,152    468,020    587,636    505,179
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 13.584 $   15.885 $   17.630 $   19.384
 Accumulation Unit Value, End of Period                             $ 13.584 $ 15.885 $   17.630 $   19.384 $   19.619
 Number of Units Outstanding, End of Period                           66,608  104,445    105,122     84,445     39,071
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 13.372 $   15.056 $   16.600 $   19.686
 Accumulation Unit Value, End of Period                             $ 13.372 $ 15.056 $   16.600 $   19.686 $   20.850
 Number of Units Outstanding, End of Period                           88,639  199,551    428,687    494,479    407,795
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 12.750 $   17.057 $   19.578 $   26.499
 Accumulation Unit Value, End of Period                             $ 12.750 $ 17.057 $   19.578 $   26.499 $   21.549
 Number of Units Outstanding, End of Period                           61,183  172,705    246,519    221,922    176,152
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 12.829 $   14.490 $   15.829 $   16.329
 Accumulation Unit Value, End of Period                             $ 12.829 $ 14.490 $   15.829 $   16.329 $   18.876
 Number of Units Outstanding, End of Period                           14,674   22,291     23,151     22,049     13,222
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 12.491 $   14.421 $   14.760 $   16.840
 Accumulation Unit Value, End of Period                             $ 12.491 $ 14.421 $   14.760 $   16.840 $   16.168
 Number of Units Outstanding, End of Period                          286,089  699,495  1,601,297  1,655,939  1,404,832
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                       $ 10.000 $ 11.821 $   12.409 $   13.132 $   13.249
 Accumulation Unit Value, End of Period                             $ 11.821 $ 12.409 $   13.132 $   13.249 $   15.192
 Number of Units Outstanding, End of Period                           67,081  101,974    176,876    193,340    158,278
----------------------------------------------------------------------------------------------------------------------


                              114     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                      2003     2004     2005      2006       2007
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 12.390 $ 13.900 $   14.994 $   17.096
 Accumulation Unit Value, End of Period                         $ 12.390 $ 13.900 $ 14.994 $   17.096 $   17.230
 Number of Units Outstanding, End of Period                      176,200  319,496  548,723    594,846    512,719
----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 12.887 $ 14.042 $   14.555 $   16.162
 Accumulation Unit Value, End of Period                         $ 12.887 $ 14.042 $ 14.555 $   16.162 $   16.104
 Number of Units Outstanding, End of Period                       29,372   99,790  111,926    105,994     77,794
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 12.234 $ 12.789 $   13.652 $   14.235
 Accumulation Unit Value, End of Period                         $ 12.234 $ 12.789 $ 13.652 $   14.235 $   15.635
 Number of Units Outstanding, End of Period                       12,830   21,060   20,111     19,172     12,902
----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II (4)
 Accumulation Unit Value, Beginning of Period                          - $ 10.000 $ 10.797 $   10.000 $   10.775
 Accumulation Unit Value, End of Period                                - $ 10.797 $ 11.386 $   10.775 $   11.426
 Number of Units Outstanding, End of Period                            -   21,750   58,290     21,343     15,644
----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 11.753 $ 12.189 $   11.386 $   12.424
 Accumulation Unit Value, End of Period                         $ 11.753 $ 12.189 $ 12.626 $   12.424 $   13.346
 Number of Units Outstanding, End of Period                        5,582   15,922   20,572     52,964     45,968
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 12.279 $ 13.427 $   13.807 $   15.880
 Accumulation Unit Value, End of Period                         $ 12.279 $ 13.427 $ 13.807 $   15.880 $   16.369
 Number of Units Outstanding, End of Period                       54,387  166,492  447,898    413,771    345,766
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 12.446 $ 14.013 $   15.380 $   14.933
 Accumulation Unit Value, End of Period                         $ 12.446 $ 14.013 $ 15.380 $   14.933 $   16.538
 Number of Units Outstanding, End of Period                       28,817   80,635  325,340    424,521    373,318
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                          -        - $ 10.000 $   11.870 $   15.768
 Accumulation Unit Value, End of Period                                -        - $ 11.870 $   15.768 $   16.365
 Number of Units Outstanding, End of Period                            -        -  200,944    538,385    527,670
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 11.480 $ 12.228 $   13.806 $   13.486
 Accumulation Unit Value, End of Period                         $ 11.480 $ 12.228 $ 13.806 $   13.486 $   15.062
 Number of Units Outstanding, End of Period                       40,183   66,960   64,208     50,284     26,777
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                   $ 10.000 $ 13.605 $ 15.926 $   16.696 $   18.746
 Accumulation Unit Value, End of Period                         $ 13.605 $ 15.926 $ 16.696 $   18.746 $   18.709
 Number of Units Outstanding, End of Period                       46,809  101,345  461,511    547,841    492,368
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                          -        - $ 10.000 $   10.948 $   13.293
 Accumulation Unit Value, End of Period                                -        - $ 10.948 $   13.293 $   15.948
 Number of Units Outstanding, End of Period                            -        -   62,544    104,446    105,948
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                          -        - $ 10.000 $   10.728 $   12.765
 Accumulation Unit Value, End of Period                                -        - $ 10.728 $   12.765 $   12.025
 Number of Units Outstanding, End of Period                            -        -   24,330     84,687     73,715
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                          -        - $ 10.000 $   11.885 $   13.020
 Accumulation Unit Value, End of Period                                -        - $ 11.885 $   13.020 $   15.013
 Number of Units Outstanding, End of Period                            -        -  588,555  1,179,793  1,070,999
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                          -        - $ 10.000 $   11.084 $   12.298
 Accumulation Unit Value, End of Period                                -        - $ 11.084 $   12.298 $   13.523
 Number of Units Outstanding, End of Period                            -        -  109,025    289,123    274,217
----------------------------------------------------------------------------------------------------------------


                              115     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                      2003   2004     2005      2006       2007
--------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   10.470 $   11.428
 Accumulation Unit Value, End of Period                            -          - $ 10.470 $   11.428 $   11.520
 Number of Units Outstanding, End of Period                        -          -  105,832    211,031    228,615
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   12.103 $   13.375
 Accumulation Unit Value, End of Period                            -          - $ 12.103 $   13.375 $   15.164
 Number of Units Outstanding, End of Period                        -          -  146,107    305,980    279,884
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                      -          -        - $   10.000 $   10.207
 Accumulation Unit Value, End of Period                            -          -        - $   10.207 $   10.531
 Number of Units Outstanding, End of Period                        -          -        -    105,566    233,662
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   11.148 $   11.530
 Accumulation Unit Value, End of Period                            -          - $ 11.148 $   11.530 $   12.957
 Number of Units Outstanding, End of Period                        -          -   40,286    133,880    141,437
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2 (2)
 Accumulation Unit Value, Beginning of Period                      -   $ 10.000 $ 10.688 $   10.856 $   11.673
 Accumulation Unit Value, End of Period                            -   $ 10.688 $ 10.856 $   11.673 $   11.786
 Number of Units Outstanding, End of Period                        -    105,202  171,901    155,403    114,261
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $ 10.000 $ 11.233 $   11.221 $   13.044
 Accumulation Unit Value, End of Period                            -   $ 11.233 $ 11.221 $   13.044 $   13.304
 Number of Units Outstanding, End of Period                        -     86,915  769,097  1,446,601  1,392,292
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   11.374 $   13.760
 Accumulation Unit Value, End of Period                            -          - $ 11.374 $   13.760 $   15.129
 Number of Units Outstanding, End of Period                        -          -   64,062    133,205    128,508
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $ 10.000 $ 10.944 $   11.896 $   13.845
 Accumulation Unit Value, End of Period                            -   $ 10.944 $ 11.896 $   13.845 $   14.083
 Number of Units Outstanding, End of Period                        -     51,882  475,155    564,827    513,207
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $ 10.000 $ 11.511 $   12.468 $   14.887
 Accumulation Unit Value, End of Period                            -   $ 11.511 $ 12.468 $   14.887 $   16.896
 Number of Units Outstanding, End of Period                        -     36,969  860,022  1,019,766    920,177
--------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   10.517 $   12.680
 Accumulation Unit Value, End of Period                            -          - $ 10.517 $   12.680 $   12.497
 Number of Units Outstanding, End of Period                        -          -   76,141    154,410    172,441
--------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   11.370 $   12.985
 Accumulation Unit Value, End of Period                            -          - $ 11.370 $   12.985 $   13.104
 Number of Units Outstanding, End of Period                        -          -  121,130    141,849    125,334
--------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   11.336 $   12.513
 Accumulation Unit Value, End of Period                            -          - $ 11.336 $   12.513 $   10.244
 Number of Units Outstanding, End of Period                        -          -  303,063    551,622    540,006
--------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
 Accumulation Unit Value, Beginning of Period                      -          - $ 10.000 $   11.265 $   12.502
 Accumulation Unit Value, End of Period                            -          - $ 11.265 $   12.502 $   12.001
 Number of Units Outstanding, End of Period                        -          -  108,569    255,308    267,974
--------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                      -          -        - $   10.000 $    9.491
 Accumulation Unit Value, End of Period                            -          -        - $    9.491 $   11.489
 Number of Units Outstanding, End of Period                        -          -        -     78,439     78,415
--------------------------------------------------------------------------------------------------------------


                              116     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                                2003     2004     2005     2006     2007
------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                    -        -        - $ 10.000 $ 10.703
 Accumulation Unit Value, End of Period                          -        -        - $ 10.703 $ 11.124
 Number of Units Outstanding, End of Period                      -        -        -   13,419   20,429
------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                    -        -        - $ 10.000 $ 10.118
 Accumulation Unit Value, End of Period                          -        -        - $ 10.118 $ 10.998
 Number of Units Outstanding, End of Period                      -        -        -   56,188  149,722
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                    -        -        - $ 10.000 $ 10.300
 Accumulation Unit Value, End of Period                          -        -        - $ 10.300 $ 11.002
 Number of Units Outstanding, End of Period                      -        -        -  333,924  541,720
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 11.311 $ 12.033 $ 12.303 $ 13.538
 Accumulation Unit Value, End of Period                    $11.311 $ 12.033 $ 12.303 $ 13.538 $ 13.435
 Number of Units Outstanding, End of Period                 50,397   50,051  295,949   78,718   42,032
------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              $10.000 $ 12.285 $ 13.419 $ 13.883 $ 15.820
 Accumulation Unit Value, End of Period                    $12.285 $ 13.419 $ 13.883 $ 15.820 $ 14.612
 Number of Units Outstanding, End of Period                 28,104   34,565   45,145   30,417   26,162
------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 12.654 $ 14.455 $ 15.945 $ 20.022
 Accumulation Unit Value, End of Period                    $12.654 $ 14.455 $ 15.945 $ 20.022 $ 21.328
 Number of Units Outstanding, End of Period                 57,292  104,567  199,020  301,515  267,807
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period              $10.000 $ 12.151 $ 13.455 $ 14.394 $ 16.123
 Accumulation Unit Value, End of Period                    $12.151 $ 13.455 $ 14.394 $ 16.123 $ 15.030
 Number of Units Outstanding, End of Period                  1,120    1,114    1,108      192      191
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                    -        - $ 10.000 $ 10.918 $ 12.453
 Accumulation Unit Value, End of Period                          -        - $ 10.918 $ 12.453 $ 11.643
 Number of Units Outstanding, End of Period                      -        -  162,309  324,998  289,114
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 11.720 $ 12.102 $ 12.575 $ 13.035
 Accumulation Unit Value, End of Period                    $11.720 $ 12.102 $ 12.575 $ 13.035 $ 13.521
 Number of Units Outstanding, End of Period                 44,404   93,142  148,490  154,681  111,462
------------------------------------------------------------------------------------------------------



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub- Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein


                              117     PROSPECTUS

  VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income
  - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub- Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



                              118     PROSPECTUS

Allstate Variable Annuity Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79))

--------------------------------------------------------------------------------


                    Allstate Variable Annuity - Prospectus

                           Mortality & Expense = 2.0



                                                                   For the Year Ending December 31,
Sub-Accounts                                                   2003     2004     2005     2006    2007
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 12.159 $ 13.377 $ 16.058 $16.908
 Accumulation Unit Value, End of Period                       $12.159 $ 13.377 $ 16.058 $ 16.908 $19.741
 Number of Units Outstanding, End of Period                       189      951      951      951     951
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 12.185 $ 12.897 $ 13.291 $14.408
 Accumulation Unit Value, End of Period                       $12.185 $ 12.897 $ 13.291 $ 14.408 $14.641
 Number of Units Outstanding, End of Period                    20,116   18,199   22,604   20,625  19,418
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.812 $ 12.808 $ 14.771 $15.014
 Accumulation Unit Value, End of Period                       $11.812 $ 12.808 $ 14.771 $ 15.014 $17.509
 Number of Units Outstanding, End of Period                    22,754   25,327   23,766   22,872  19,501
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 12.613 $ 13.877 $ 14.708 $18.685
 Accumulation Unit Value, End of Period                       $12.613 $ 13.877 $ 14.708 $ 18.685 $21.078
 Number of Units Outstanding, End of Period                     3,061    3,942    3,940    3,935   3,931
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 12.526 $ 13.757 $ 14.323 $16.581
 Accumulation Unit Value, End of Period                       $12.526 $ 13.757 $ 14.323 $ 16.581 $18.922
 Number of Units Outstanding, End of Period                       979        0        0        0       0
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 12.892 $ 14.457 $ 15.014 $17.859
 Accumulation Unit Value, End of Period                       $12.892 $ 14.457 $ 15.014 $ 17.859 $18.647
 Number of Units Outstanding, End of Period                     5,234   11,314   12,341   11,659  11,536
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.262 $ 12.069 $ 12.033 $12.830
 Accumulation Unit Value, End of Period                       $11.262 $ 12.069 $ 12.033 $ 12.830 $13.037
 Number of Units Outstanding, End of Period                     5,624    5,399    7,464    7,040   6,708
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.595 $ 12.556 $ 13.106 $14.610
 Accumulation Unit Value, End of Period                       $11.595 $ 12.556 $ 13.106 $ 14.610 $14.697
 Number of Units Outstanding, End of Period                       388      388    6,319    5,300   4,876
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.248 $ 10.532 $ 10.619 $10.942
 Accumulation Unit Value, End of Period                       $10.248 $ 10.532 $ 10.619 $ 10.942 $11.314
 Number of Units Outstanding, End of Period                    36,354   31,834   50,822   41,532  42,065
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.957 $  9.853 $  9.783 $ 9.955
 Accumulation Unit Value, End of Period                       $ 9.957 $  9.853 $  9.783 $  9.955 $10.008
 Number of Units Outstanding, End of Period                    22,303   25,373   23,571   22,489  21,727
--------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.875 $  9.719 $  9.747 $ 9.950
 Accumulation Unit Value, End of Period                       $ 9.875 $  9.719 $  9.747 $  9.950 $10.185
 Number of Units Outstanding, End of Period                    45,906  100,138  106,824  102,072   9,365
--------------------------------------------------------------------------------------------------------


                              119     PROSPECTUS

                                                                       For the Year Ending December 31,
Sub-Accounts                                                         2003    2004    2005    2006    2007
-----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.040 $12.988 $13.268 $14.953
 Accumulation Unit Value, End of Period                             $12.040 $12.988 $13.268 $14.953 $15.355
 Number of Units Outstanding, End of Period                          15,094  15,844  23,949  22,947  28,701
-----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.961 $12.882 $13.617 $15.284
 Accumulation Unit Value, End of Period                             $11.961 $12.882 $13.617 $15.284 $16.199
 Number of Units Outstanding, End of Period                          14,926  15,995  13,820  12,721  11,588
-----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.435 $13.453 $15.048 $17.668
 Accumulation Unit Value, End of Period                             $11.435 $13.453 $15.048 $17.668 $20.742
 Number of Units Outstanding, End of Period                           1,101   1,096   1,052   1,007     962
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (2,3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.250 $12.113 $13.286 $14.400
 Accumulation Unit Value, End of Period                             $11.250 $12.113 $13.286 $14.400 $14.984
 Number of Units Outstanding, End of Period                          15,238     793     676     593     508
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $14.821 $17.831 $23.331 $31.304
 Accumulation Unit Value, End of Period                             $14.821 $17.831 $23.331 $31.304 $43.002
 Number of Units Outstanding, End of Period                          12,008     578   1,273   1,273   1,297
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.551 $12.599 $13.234 $14.573
 Accumulation Unit Value, End of Period                             $11.551 $12.599 $13.234 $14.573 $14.731
 Number of Units Outstanding, End of Period                           4,382   8,845   7,060   7,902   5,965
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.643 $12.234 $13.820 $14.033
 Accumulation Unit Value, End of Period                             $11.643 $12.234 $13.820 $14.033 $16.697
 Number of Units Outstanding, End of Period                             732   1,444   2,590   2,582   2,573
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.176 $13.430 $14.710 $17.484
 Accumulation Unit Value, End of Period                             $12.176 $13.430 $14.710 $17.484 $18.771
 Number of Units Outstanding, End of Period                           1,170   4,254  12,144  12,292  11,242
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                             -       -       - $10.000 $10.695
 Accumulation Unit Value, End of Period                                   -       -       - $10.695 $11.951
 Number of Units Outstanding, End of Period                               -       -       -       0   7,868
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $13.036 $15.489 $17.772 $18.972
 Accumulation Unit Value, End of Period                             $13.036 $15.489 $17.772 $18.972 $22.750
 Number of Units Outstanding, End of Period                           6,524   7,472   7,621   7,340   9,962
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $13.538 $15.751 $17.392 $19.025
 Accumulation Unit Value, End of Period                             $13.538 $15.751 $17.392 $19.025 $19.158
 Number of Units Outstanding, End of Period                          12,094   7,725   7,880   7,706   7,661
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $13.327 $14.928 $16.376 $19.322
 Accumulation Unit Value, End of Period                             $13.327 $14.928 $16.376 $19.322 $20.360
 Number of Units Outstanding, End of Period                          13,892   9,406  10,565  10,421  12,160
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.707 $16.912 $19.314 $26.009
 Accumulation Unit Value, End of Period                             $12.707 $16.912 $19.314 $26.009 $21.043
 Number of Units Outstanding, End of Period                           2,217   7,785   8,404   7,578   7,640
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.785 $14.368 $15.616 $16.027
 Accumulation Unit Value, End of Period                             $12.785 $14.368 $15.616 $16.027 $18.433
 Number of Units Outstanding, End of Period                             428   1,015     429     427     424
-----------------------------------------------------------------------------------------------------------


                              120     PROSPECTUS

                                                                   For the Year Ending December 31,
Sub-Accounts                                                     2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.449 $14.299 $14.561 $16.529
 Accumulation Unit Value, End of Period                         $12.449 $14.299 $14.561 $16.529 $15.788
 Number of Units Outstanding, End of Period                      73,598  44,257  49,881  49,325  50,066
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $10.000 $11.781 $12.304 $12.955 $13.004
 Accumulation Unit Value, End of Period                         $11.781 $12.304 $12.955 $13.004 $14.835
 Number of Units Outstanding, End of Period                       7,119   5,330   4,868   4,578   4,090
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.347 $13.782 $14.792 $16.780
 Accumulation Unit Value, End of Period                         $12.347 $13.782 $14.792 $16.780 $16.825
 Number of Units Outstanding, End of Period                      52,658  27,103  32,255  30,931  29,153
-------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.843 $13.924 $14.359 $15.863
 Accumulation Unit Value, End of Period                         $12.843 $13.924 $14.359 $15.863 $15.725
 Number of Units Outstanding, End of Period                       2,967   4,311   3,964   3,935   3,632
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.193 $12.681 $13.468 $13.972
 Accumulation Unit Value, End of Period                         $12.193 $12.681 $13.468 $13.972 $15.268
 Number of Units Outstanding, End of Period                       1,401     895     890     885     880
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II (4)
 Accumulation Unit Value, Beginning of Period                         -       -       - $10.000 $10.738
 Accumulation Unit Value, End of Period                               -       -       - $10.738 $11.329
 Number of Units Outstanding, End of Period                           -       -       -   8,630   8,588
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                         - $10.000 $10.760 $11.290 $12.256
 Accumulation Unit Value, End of Period                               - $10.760 $11.290 $12.256 $13.099
 Number of Units Outstanding, End of Period                           -       0       0       0       0
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.238 $13.313 $13.621 $15.586
 Accumulation Unit Value, End of Period                         $12.238 $13.313 $13.621 $15.586 $15.984
 Number of Units Outstanding, End of Period                      30,085  30,581  32,696  30,707  24,486
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.403 $13.894 $15.172 $14.657
 Accumulation Unit Value, End of Period                         $12.403 $13.894 $15.172 $14.657 $16.149
 Number of Units Outstanding, End of Period                       5,243   6,926   6,809   6,796   6,783
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $11.829 $15.635
 Accumulation Unit Value, End of Period                               -       - $11.829 $15.635 $16.144
 Number of Units Outstanding, End of Period                           -       -   3,437   3,209  11,918
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $11.441 $12.124 $13.620 $13.237
 Accumulation Unit Value, End of Period                         $11.441 $12.124 $13.620 $13.237 $14.708
 Number of Units Outstanding, End of Period                       5,752  11,686  11,685  11,263  11,262
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                   $10.000 $13.558 $15.791 $16.471 $18.399
 Accumulation Unit Value, End of Period                         $13.558 $15.791 $16.471 $18.399 $18.269
 Number of Units Outstanding, End of Period                       5,419   7,226   7,449   7,250   5,854
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $10.911 $13.180
 Accumulation Unit Value, End of Period                               -       - $10.911 $13.180 $15.732
 Number of Units Outstanding, End of Period                           -       -   1,315     293     273
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $10.691 $12.657
 Accumulation Unit Value, End of Period                               -       - $10.691 $12.657 $11.863
 Number of Units Outstanding, End of Period                           -       -       0       0       0
-------------------------------------------------------------------------------------------------------


                              121     PROSPECTUS

                                                           For the Year Ending December 31,
Sub-Accounts                                             2003  2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $11.844 $12.910
 Accumulation Unit Value, End of Period                   -         - $11.844 $12.910 $14.810
 Number of Units Outstanding, End of Period               -         -   6,441   6,854   5,944
---------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $11.046 $12.194
 Accumulation Unit Value, End of Period                   -         - $11.046 $12.194 $13.340
 Number of Units Outstanding, End of Period               -         -     366   1,882   6,674
---------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $10.434 $11.331
 Accumulation Unit Value, End of Period                   -         - $10.434 $11.331 $11.364
 Number of Units Outstanding, End of Period               -         -   3,328   2,044   1,883
---------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $12.062 $13.262
 Accumulation Unit Value, End of Period                   -         - $12.062 $13.262 $14.959
 Number of Units Outstanding, End of Period               -         -     290     269     251
---------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period             -         -       - $10.000 $10.172
 Accumulation Unit Value, End of Period                   -         -       - $10.172 $10.441
 Number of Units Outstanding, End of Period               -         -       -       0   4,439
---------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $11.110 $11.432
 Accumulation Unit Value, End of Period                   -         - $11.110 $11.432 $12.782
 Number of Units Outstanding, End of Period               -         -       0       0   5,150
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 (2) Accumulation Unit Value, Beginning of Period         -   $10.000 $10.652 $10.764 $11.515
 Accumulation Unit Value, End of Period                   -   $10.652 $10.764 $11.515 $11.568
 Number of Units Outstanding, End of Period               -     1,781   2,337   2,364   3,061
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period             -   $10.000 $11.194 $11.126 $12.868
 Accumulation Unit Value, End of Period                   -   $11.194 $11.126 $12.868 $13.057
 Number of Units Outstanding, End of Period               -     1,924   2,412   2,245   1,492
---------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $11.335 $13.644
 Accumulation Unit Value, End of Period                   -         - $11.335 $13.644 $14.925
 Number of Units Outstanding, End of Period               -         -   3,984   3,791   3,586
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period             -   $10.000 $10.907 $11.795 $13.658
 Accumulation Unit Value, End of Period                   -   $10.907 $11.795 $13.658 $13.822
 Number of Units Outstanding, End of Period               -     7,597   8,427   8,625   8,002
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period             -   $10.000 $11.472 $12.363 $14.686
 Accumulation Unit Value, End of Period                   -   $11.472 $12.363 $14.686 $16.583
 Number of Units Outstanding, End of Period               -         0   1,345   1,891   1,366
---------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $10.481 $12.573
 Accumulation Unit Value, End of Period                   -         - $10.481 $12.573 $12.327
 Number of Units Outstanding, End of Period               -         -     693     531     551
---------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $11.331 $12.875
 Accumulation Unit Value, End of Period                   -         - $11.331 $12.875 $12.926
 Number of Units Outstanding, End of Period               -         -       0       0       0
---------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
 Accumulation Unit Value, Beginning of Period             -         - $10.000 $11.298 $12.407
 Accumulation Unit Value, End of Period                   -         - $11.298 $12.407 $10.106
 Number of Units Outstanding, End of Period               -         -     607   1,238   1,346
---------------------------------------------------------------------------------------------


                              122     PROSPECTUS

                                                                     For the Year Ending December 31,
Sub-Accounts                                                       2003    2004    2005    2006    2007
---------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $11.226 $12.397
 Accumulation Unit Value, End of Period                                 -       - $11.226 $12.397 $11.839
 Number of Units Outstanding, End of Period                             -       -     791   1,419   6,517
---------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -       -       - $10.000 $ 9.458
 Accumulation Unit Value, End of Period                                 -       -       - $ 9.458 $11.391
 Number of Units Outstanding, End of Period                             -       -       -       0     796
---------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -       -       - $10.000 $10.666
 Accumulation Unit Value, End of Period                                 -       -       - $10.666 $11.029
 Number of Units Outstanding, End of Period                             -       -       -       0       0
---------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -       -       - $10.000 $10.084
 Accumulation Unit Value, End of Period                                 -       -       - $10.084 $10.905
 Number of Units Outstanding, End of Period                             -       -       -       0     416
---------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                           -       -       - $10.000 $10.265
 Accumulation Unit Value, End of Period                                 -       -       - $10.265 $10.908
 Number of Units Outstanding, End of Period                             -       -       -       0  11,176
---------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period                     $10.000 $11.273 $11.931 $12.137 $13.287
 Accumulation Unit Value, End of Period                           $11.273 $11.931 $12.137 $13.287 $13.119
 Number of Units Outstanding, End of Period                             0   1,133       0       0       0
---------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period                     $10.000 $12.243 $13.306 $13.695 $15.528
 Accumulation Unit Value, End of Period                           $12.243 $13.306 $13.695 $15.528 $14.269
 Number of Units Outstanding, End of Period                        14,285  12,788  11,515  10,443   5,977
---------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     $10.000 $12.611 $14.333 $15.730 $19.651
 Accumulation Unit Value, End of Period                           $12.611 $14.333 $15.730 $19.651 $20.827
 Number of Units Outstanding, End of Period                           128   2,233   1,975   1,950   1,940
---------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                     $10.000 $12.109 $13.342 $14.199 $15.825
 Accumulation Unit Value, End of Period                           $12.109 $13.342 $14.199 $15.825 $14.676
 Number of Units Outstanding, End of Period                             0       0       0       0       0
---------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $10.881 $12.348
 Accumulation Unit Value, End of Period                                 -       - $10.881 $12.348 $11.485
 Number of Units Outstanding, End of Period                             -       -   1,554     902   5,080
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     $10.000 $11.680 $11.999 $12.405 $12.794
 Accumulation Unit Value, End of Period                           $11.680 $11.999 $12.405 $12.794 $13.203
 Number of Units Outstanding, End of Period                         2,470   2,601   2,052   2,064     201
---------------------------------------------------------------------------------------------------------



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return
  - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.


                              123     PROSPECTUS

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.



                              124     PROSPECTUS

Allstate Variable Annuity-L Share Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered*

--------------------------------------------------------------------------------

                           Mortality & Expense = 2.4

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79))



                                                                 For the Year ending December 31,
Sub-Accounts                                                   2003    2004    2005    2006    2007
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $12.126 $13.286 $15.884 $16.656
 Accumulation Unit Value, End of Period                       $12.126 $13.286 $15.884 $16.656 $19.367
 Number of Units Outstanding, End of Period                       975   2,497   2,217   2,744   2,507
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $12.152 $12.809 $13.147 $14.194
 Accumulation Unit Value, End of Period                       $12.152 $12.809 $13.147 $14.194 $14.363
 Number of Units Outstanding, End of Period                     9,726  13,250   9,282   8,259   8,238
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.780 $12.721 $14.611 $14.791
 Accumulation Unit Value, End of Period                       $11.780 $12.721 $14.611 $14.791 $17.177
 Number of Units Outstanding, End of Period                     8,629   6,633   9,698  11,219  10,970
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                 $10.000 $12.579 $13.782 $14.548 $18.407
 Accumulation Unit Value, End of Period                       $12.579 $13.782 $14.548 $18.407 $20.679
 Number of Units Outstanding, End of Period                     2,328   3,942   3,757   3,535   1,743
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $10.000 $12.492 $13.663 $14.168 $16.334
 Accumulation Unit Value, End of Period                       $12.492 $13.663 $14.168 $16.334 $18.563
 Number of Units Outstanding, End of Period                     1,841   1,851   1,841   1,807   1,798
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $12.857 $14.359 $14.851 $17.593
 Accumulation Unit Value, End of Period                       $12.857 $14.359 $14.851 $17.593 $18.294
 Number of Units Outstanding, End of Period                     5,126  15,771  10,533  11,598  11,832
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.232 $11.987 $11.902 $12.639
 Accumulation Unit Value, End of Period                       $11.232 $11.987 $11.902 $12.639 $12.790
 Number of Units Outstanding, End of Period                     5,462   8,598   7,542   6,543   6,326
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.563 $12.471 $12.964 $14.392
 Accumulation Unit Value, End of Period                       $11.563 $12.471 $12.964 $14.392 $14.419
 Number of Units Outstanding, End of Period                     3,527   4,145   4,121   2,203   2,185
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.220 $10.460 $10.504 $10.779
 Accumulation Unit Value, End of Period                       $10.220 $10.460 $10.504 $10.779 $11.100
 Number of Units Outstanding, End of Period                    13,208  30,413  27,233  29,123  28,661
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y (1)
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.930 $ 9.786 $ 9.677 $ 9.807
 Accumulation Unit Value, End of Period                       $ 9.930 $ 9.786 $ 9.677 $ 9.807 $ 9.819
 Number of Units Outstanding, End of Period                    28,903  45,574  46,747  22,019  21,492
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.848 $ 9.652 $ 9.641 $ 9.801
 Accumulation Unit Value, End of Period                       $ 9.848 $ 9.652 $ 9.641 $ 9.801 $ 9.992
 Number of Units Outstanding, End of Period                        34   3,303   3,661  18,115   5,039
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $12.007 $12.900 $13.124 $14.730
 Accumulation Unit Value, End of Period                       $12.007 $12.900 $13.124 $14.730 $15.064
 Number of Units Outstanding, End of Period                    10,343  11,431  15,174  18,338  15,588
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.928 $12.794 $13.469 $15.056
 Accumulation Unit Value, End of Period                       $11.928 $12.794 $13.469 $15.056 $15.893
 Number of Units Outstanding, End of Period                     4,574  11,396  10,665  13,938  14,434
-----------------------------------------------------------------------------------------------------


                              125     PROSPECTUS

                                                                       For the Year ending December 31,
Sub-Accounts                                                         2003    2004    2005    2006    2007
-----------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class Y (2)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.404 $13.362 $14.885 $17.405
 Accumulation Unit Value, End of Period                             $11.404 $13.362 $14.885 $17.405 $20.349
 Number of Units Outstanding, End of Period                           4,063   5,082   2,882      87      87
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (2,3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.219 $12.030 $13.142 $14.186
 Accumulation Unit Value, End of Period                             $11.219 $12.030 $13.142 $14.186 $14.700
 Number of Units Outstanding, End of Period                             819   1,348   1,248   1,494     694
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $14.781 $17.709 $23.078 $30.838
 Accumulation Unit Value, End of Period                             $14.781 $17.709 $23.078 $30.838 $42.188
 Number of Units Outstanding, End of Period                               0       6   1,380   2,220   3,775
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.611 $12.151 $13.670 $13.824
 Accumulation Unit Value, End of Period                             $11.611 $12.151 $13.670 $13.824 $16.381
 Number of Units Outstanding, End of Period                           6,422   6,273   5,131   5,492   5,417
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.519 $12.514 $13.090 $14.356
 Accumulation Unit Value, End of Period                             $11.519 $12.514 $13.090 $14.356 $14.452
 Number of Units Outstanding, End of Period                           4,613   6,479   4,656   3,982   3,982
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.143 $13.339 $14.550 $17.223
 Accumulation Unit Value, End of Period                             $12.143 $13.339 $14.550 $17.223 $18.416
 Number of Units Outstanding, End of Period                           3,320   6,166   7,995   8,811  11,096
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF International Growth Equity Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                             -       -       - $10.000 $10.665
 Accumulation Unit Value, End of Period                                   -       -       - $10.665 $11.869
 Number of Units Outstanding, End of Period                               -       -       -       0   1,317
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $13.000 $15.384 $17.579 $18.689
 Accumulation Unit Value, End of Period                             $13.000 $15.384 $17.579 $18.689 $22.319
 Number of Units Outstanding, End of Period                          10,978  11,035  10,793  10,759  11,169
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $13.501 $15.644 $17.203 $18.742
 Accumulation Unit Value, End of Period                             $13.501 $15.644 $17.203 $18.742 $18.795
 Number of Units Outstanding, End of Period                           1,773   3,184   2,113   4,660   7,471
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $13.290 $14.827 $16.199 $19.035
 Accumulation Unit Value, End of Period                             $13.290 $14.827 $16.199 $19.035 $19.975
 Number of Units Outstanding, End of Period                           9,060  15,617  13,461  12,152  11,997
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.672 $16.797 $19.105 $25.622
 Accumulation Unit Value, End of Period                             $12.672 $16.797 $19.105 $25.622 $20.644
 Number of Units Outstanding, End of Period                           9,699   9,204   8,525   7,469   9,257
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.750 $14.270 $15.446 $15.788
 Accumulation Unit Value, End of Period                             $12.750 $14.270 $15.446 $15.788 $18.083
 Number of Units Outstanding, End of Period                           4,072   4,072   4,218   4,206   4,220
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                       $10.000 $12.415 $14.201 $14.403 $16.282
 Accumulation Unit Value, End of Period                             $12.415 $14.201 $14.403 $16.282 $15.489
 Number of Units Outstanding, End of Period                          54,058  67,986  63,782  44,758  44,340
-----------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                       $10.000 $11.749 $12.220 $12.814 $12.811
 Accumulation Unit Value, End of Period                             $11.749 $12.220 $12.814 $12.811 $14.554
 Number of Units Outstanding, End of Period                           9,005  12,541  12,307  10,564   5,242
-----------------------------------------------------------------------------------------------------------


                              126     PROSPECTUS

                                                                   For the Year ending December 31,
Sub-Accounts                                                     2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.314 $13.689 $14.631 $16.530
 Accumulation Unit Value, End of Period                         $12.314 $13.689 $14.631 $16.530 $16.506
 Number of Units Outstanding, End of Period                      10,194  22,591  25,043  23,686  18,625
-------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.808 $13.829 $14.203 $15.627
 Accumulation Unit Value, End of Period                         $12.808 $13.829 $14.203 $15.627 $15.427
 Number of Units Outstanding, End of Period                       7,325   7,540   7,400   6,351   4,004
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.160 $12.595 $13.322 $13.764
 Accumulation Unit Value, End of Period                         $12.160 $12.595 $13.322 $13.764 $14.979
 Number of Units Outstanding, End of Period                       7,325   3,493   3,628   3,264   3,130
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II (4)
 Accumulation Unit Value, Beginning of Period                         - $10.000 $10.730 $11.213 $12.123
 Accumulation Unit Value, End of Period                               - $10.730 $11.213 $12.123 $12.904
 Number of Units Outstanding, End of Period                           -       0       0       0       0
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II (2)
 Accumulation Unit Value, Beginning of Period                         -       -       - $10.000 $10.709
 Accumulation Unit Value, End of Period                               -       -       - $10.709 $11.252
 Number of Units Outstanding, End of Period                           -       -       -     943     852
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.204 $13.222 $13.473 $15.354
 Accumulation Unit Value, End of Period                         $12.204 $13.222 $13.473 $15.354 $15.681
 Number of Units Outstanding, End of Period                       7,429  13,342  17,762  14,584  14,359
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                   $10.000 $12.369 $13.800 $15.008 $14.439
 Accumulation Unit Value, End of Period                         $12.369 $13.800 $15.008 $14.439 $15.843
 Number of Units Outstanding, End of Period                       5,816  16,835  10,239  13,771   9,151
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $11.797 $15.528
 Accumulation Unit Value, End of Period                               -       - $11.797 $15.528 $15.968
 Number of Units Outstanding, End of Period                           -       -   9,446  15,798  19,309
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B (2)
 Accumulation Unit Value, Beginning of Period                   $10.000 $11.410 $12.042 $13.472 $13.040
 Accumulation Unit Value, End of Period                         $11.410 $12.042 $13.472 $13.040 $14.429
 Number of Units Outstanding, End of Period                       3,318   4,534   6,063   6,062   5,877
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                   $10.000 $13.521 $15.684 $16.292 $18.125
 Accumulation Unit Value, End of Period                         $13.521 $15.684 $16.292 $18.125 $17.923
 Number of Units Outstanding, End of Period                       6,234  11,695  12,398  20,551  19,903
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $10.881 $13.091
 Accumulation Unit Value, End of Period                               -       - $10.881 $13.091 $15.560
 Number of Units Outstanding, End of Period                           -       -       0   4,381   5,000
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $10.662 $12.571
 Accumulation Unit Value, End of Period                               -       - $10.662 $12.571 $11.733
 Number of Units Outstanding, End of Period                           -       -   1,874  20,333   3,520
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $11.812 $12.822
 Accumulation Unit Value, End of Period                               -       - $11.812 $12.822 $14.649
 Number of Units Outstanding, End of Period                           -       -   6,639  18,110  15,101
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                         -       - $10.000 $11.016 $12.111
 Accumulation Unit Value, End of Period                               -       - $11.016 $12.111 $13.194
 Number of Units Outstanding, End of Period                           -       -   2,529   2,146   2,099
-------------------------------------------------------------------------------------------------------


                              127     PROSPECTUS

                                                                    For the Year ending December 31,
Sub-Accounts                                                      2003  2004    2005    2006    2007
------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.405 $11.254
 Accumulation Unit Value, End of Period                            -         - $10.405 $11.254 $11.240
 Number of Units Outstanding, End of Period                        -         -     249       0       0
------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $12.029 $13.172
 Accumulation Unit Value, End of Period                            -         - $12.029 $13.172 $14.796
 Number of Units Outstanding, End of Period                        -         -       0   5,260   7,956
------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                      -         -       - $10.000 $10.144
 Accumulation Unit Value, End of Period                            -         -       - $10.144 $10.370
 Number of Units Outstanding, End of Period                        -         -       -       0   5,931
------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.079 $11.354
 Accumulation Unit Value, End of Period                            -         - $11.079 $11.354 $12.643
 Number of Units Outstanding, End of Period                        -         -       0   3,810   3,613
------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2 (2)
 Accumulation Unit Value, Beginning of Period                      -   $10.000 $10.623 $10.691 $11.390
 Accumulation Unit Value, End of Period                            -   $10.623 $10.691 $11.390 $11.395
 Number of Units Outstanding, End of Period                        -         0       0       0       0
------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.000 $11.164 $11.050 $12.728
 Accumulation Unit Value, End of Period                            -   $11.164 $11.050 $12.728 $12.862
 Number of Units Outstanding, End of Period                        -         0  20,756  13,478  10,456
------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.304 $13.551
 Accumulation Unit Value, End of Period                            -         - $11.304 $13.551 $14.762
 Number of Units Outstanding, End of Period                        -         -       0       0       0
------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.000 $10.877 $11.715 $13.510
 Accumulation Unit Value, End of Period                            -   $10.877 $11.715 $13.510 $13.616
 Number of Units Outstanding, End of Period                        -     1,636   7,047   6,203  17,832
------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.000 $11.441 $12.279 $14.527
 Accumulation Unit Value, End of Period                            -   $11.441 $12.279 $14.527 $16.336
 Number of Units Outstanding, End of Period                        -       410   2,533   2,484   2,216
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.267 $12.323
 Accumulation Unit Value, End of Period                            -         - $11.267 $12.323 $ 9.995
 Number of Units Outstanding, End of Period                        -         -   5,369     215     391
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.195 $12.312
 Accumulation Unit Value, End of Period                            -         - $11.195 $12.312 $11.710
 Number of Units Outstanding, End of Period                        -         -   6,796     227     242
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.453 $12.487
 Accumulation Unit Value, End of Period                            -         - $10.453 $12.487 $12.193
 Number of Units Outstanding, End of Period                        -         -   2,234   2,533   2,505
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (1)
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.300 $12.788
 Accumulation Unit Value, End of Period                            -         - $11.300 $12.788 $12.785
 Number of Units Outstanding, End of Period                        -         -   1,182   1,177   1,172
------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                      -         -       - $10.000 $ 9.432
 Accumulation Unit Value, End of Period                            -         -       - $ 9.432 $11.313
 Number of Units Outstanding, End of Period                        -         -       -       0       0
------------------------------------------------------------------------------------------------------


                              128     PROSPECTUS

                                                              For the Year ending December 31,
Sub-Accounts                                                2003    2004    2005    2006    2007
--------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                    -       -       - $10.000 $10.637
 Accumulation Unit Value, End of Period                          -       -       - $10.637 $10.954
 Number of Units Outstanding, End of Period                      -       -       -       0       0
--------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                    -       -       - $10.000 $10.056
 Accumulation Unit Value, End of Period                          -       -       - $10.056 $10.830
 Number of Units Outstanding, End of Period                      -       -       -       0       0
--------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Shares
 Accumulation Unit Value, Beginning of Period                    -       -       - $10.000 $10.237
 Accumulation Unit Value, End of Period                          -       -       - $10.237 $10.834
 Number of Units Outstanding, End of Period                      -       -       -       0       0
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $11.242 $11.850 $12.005 $13.089
 Accumulation Unit Value, End of Period                    $11.242 $11.850 $12.005 $13.089 $12.870
 Number of Units Outstanding, End of Period                  2,556   2,552   2,548   2,544   2,539
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              $10.000 $12.210 $13.215 $13.547 $15.297
 Accumulation Unit Value, End of Period                    $12.210 $13.215 $13.547 $15.297 $13.999
 Number of Units Outstanding, End of Period                      0       0       0       0       0
--------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $12.577 $14.235 $15.559 $19.359
 Accumulation Unit Value, End of Period                    $12.577 $14.235 $15.559 $19.359 $20.432
 Number of Units Outstanding, End of Period                  6,690  10,996  10,092  10,327   9,971
--------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period              $10.000 $12.076 $13.251 $14.045 $15.589
 Accumulation Unit Value, End of Period                    $12.076 $13.251 $14.045 $15.589 $14.399
 Number of Units Outstanding, End of Period                      0       0       0       0       0
--------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $10.851 $12.264
 Accumulation Unit Value, End of Period                          -       - $10.851 $12.264 $11.360
 Number of Units Outstanding, End of Period                      -       -     528     130     142
--------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $11.648 $11.917 $12.271 $12.603
 Accumulation Unit Value, End of Period                    $11.648 $11.917 $12.271 $12.603 $12.953
 Number of Units Outstanding, End of Period                  1,000   1,219   1,737   1,733   1,776
--------------------------------------------------------------------------------------------------



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Discovery Securities - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.

(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Fund, Morgan Stanley VIS European Equity Portfolio - Class Y and Morgan Stanley VIS Limited Duration Portfolio - Class Y are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              129     PROSPECTUS

(2)Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(4)Effective May 1, 2006, AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program, unless you instruct us otherwise. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


                              130     PROSPECTUS

41501

[LOGO]

                        THE ALLSTATE VARIABLE ANNUITIES
       (Allstate Variable Annuity, Allstate Variable Annuity - L Share)


             Statement of Additional Information dated May 1, 2008


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I

P. O. Box 758565
Topeka, KS 66675-8565
1-800-457-7617


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2008 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contracts.........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   3
   Net Investment Factor..............................................   3
Calculation of Variable Income Payments...............................   4
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   5
       Premium Taxes..................................................   6
       Tax Reserves...................................................   6
Experts...............................................................   6
Financial Statements..................................................   6
Appendix A - Accumulation Unit Values................................. A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of, $39,410,626, $32,225,579 and $15,977,935 for the years
2005, 2006 and 2007 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of the Sub-Accounts comprising the Variable Account, as of December 31, 2007 and for the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, the related consolidated financial statement schedules of Allstate Life, and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contacts.

                                  APPENDIX A

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Units for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



 Sub-Account Name as of December 31,
  2007 (as appears in the following
                tables
     of Accumulation Unit Values)         Sub-Account Name as of May 1, 2008
 -----------------------------------    --------------------------------------
Morgan Stanley VIS Equity Portfolio -   Morgan Stanley VIS Capital
Class Y                                 Opportunities Portfolio - Class Y
Van Kampen UIF Equity Growth            Van Kampen UIF Capital Growth
Portfolio, Class II                     Portfolio, Class II
Van Kampen LIT Strategic Growth         Van Kampen LIT Capital Growth
Portfolio, Class II                     Portfolio, Class II
Van Kampen LIT Aggressive Growth        Van Kampen LIT Mid Cap Growth
Portfolio, Class II                     Portfolio, Class II



     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
                         With MAV Death Benefit Option
                           Mortality & Expense = 1.3



                                                                       For the Year Ending December 31
                                                               ------------------------------------------------
Sub-Accounts                                                     2003     2004      2005      2006      2007
------------                                                   -------- -------- ---------- -------- ----------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.217 $   13.537 $ 16.366 $   17.355
   Accumulation Unit Value, End of Period..................... $ 12.217 $ 13.537 $   16.366 $ 17.355 $   20.409
   Number of Units Outstanding, End of Period.................   22,141   51,665     53,631   25,599     54,059
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.243 $   13.051 $ 13.546 $   14.790
   Accumulation Unit Value, End of Period..................... $ 12.243 $ 13.051 $   13.546 $ 14.790 $   15.136
   Number of Units Outstanding, End of Period.................  171,048  429,053    463,738   37,482    400,777
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.868 $   12.962 $ 15.054 $   15.411
   Accumulation Unit Value, End of Period..................... $ 11.868 $ 12.962 $   15.054 $ 15.411 $   18.101
   Number of Units Outstanding, End of Period.................  120,279  349,376    412,685   44,769    352,315
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.673 $   14.042 $ 14.990 $   19.179
   Accumulation Unit Value, End of Period..................... $ 12.673 $ 14.042 $   14.990 $ 19.179 $   21.791
   Number of Units Outstanding, End of Period.................  147,861  215,235    202,330   12,700    190,381
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.586 $   13.921 $ 14.598 $   17.020
   Accumulation Unit Value, End of Period..................... $ 12.586 $ 13.921 $   14.598 $ 17.020 $   19.562
   Number of Units Outstanding, End of Period.................   22,541   27,943     25,585    1,494     20,106
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.953 $   14.630 $ 15.302 $   18.331
   Accumulation Unit Value, End of Period..................... $ 12.953 $ 14.630 $   15.302 $ 18.331 $   19.278
   Number of Units Outstanding, End of Period.................   94,740  173,721    227,567   36,020    179,375
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.316 $   12.214 $ 12.264 $   13.170
   Accumulation Unit Value, End of Period..................... $ 11.316 $ 12.214 $   12.264 $ 13.170 $   13.478
   Number of Units Outstanding, End of Period.................   73,737  144,617    150,858   23,485    124,315
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.650 $   12.707 $ 13.358 $   14.996
   Accumulation Unit Value, End of Period..................... $ 11.650 $ 12.707 $   13.358 $ 14.996 $   15.194
   Number of Units Outstanding, End of Period.................   56,916   76,936     77,747   13,261     66,395
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 10.297 $   10.658 $ 10.823 $   11.231
   Accumulation Unit Value, End of Period..................... $ 10.297 $ 10.658 $   10.823 $ 11.231 $   11.697
   Number of Units Outstanding, End of Period.................  165,706  605,071  1,101,701   86,533  1,283,976
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.005 $    9.971 $  9.971 $   10.218
   Accumulation Unit Value, End of Period..................... $ 10.005 $  9.971 $    9.971 $ 10.218 $   10.347
   Number of Units Outstanding, End of Period.................  272,849  434,733    511,246   79,784    478,516
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $  9.923 $    9.835 $  9.934 $   10.213
   Accumulation Unit Value, End of Period..................... $  9.923 $  9.835 $    9.934 $ 10.213 $   10.529
   Number of Units Outstanding, End of Period.................  112,701  599,498    854,421   96,978    811,058
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.097 $   13.143 $ 13.522 $   15.348
   Accumulation Unit Value, End of Period..................... $ 12.097 $ 13.143 $   13.522 $ 15.348 $   15.875
   Number of Units Outstanding, End of Period.................  165,162  297,171    433,567   35,102    407,416
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.018 $   13.036 $ 13.878 $   15.688
   Accumulation Unit Value, End of Period..................... $ 12.018 $ 13.036 $   13.878 $ 15.688 $   16.747
   Number of Units Outstanding, End of Period.................   67,023  124,951    133,165   18,408    162,376
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.489 $   13.614 $ 15.337 $   18.135
   Accumulation Unit Value, End of Period..................... $ 11.489 $ 13.614 $   15.337 $ 18.135 $   21.443
   Number of Units Outstanding, End of Period.................   15,527   31,681     41,903   13,805     29,898
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $ 11.304 $   12.258 $ 13.541 $   14.781
   Accumulation Unit Value, End of Period..................... $ 11.304 $ 12.258 $   13.541 $ 14.781 $   15.491
   Number of Units Outstanding, End of Period.................   22,039   65,389     84,729   13,492     65,439
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 14.892 $   18.044 $ 23.778 $   32.131
   Accumulation Unit Value, End of Period..................... $ 14.892 $ 18.044 $   23.778 $ 32.131 $   44.456
   Number of Units Outstanding, End of Period.................   24,892   41,795     75,973   15,590     96,914
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.606 $   12.750 $ 13.488 $   14.958
   Accumulation Unit Value, End of Period..................... $ 11.606 $ 12.750 $   13.488 $ 14.958 $   15.229
   Number of Units Outstanding, End of Period.................   57,413  170,759    310,899   35,927    293,551
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.699 $   12.381 $ 14.085 $   14.404
   Accumulation Unit Value, End of Period..................... $ 11.699 $ 12.381 $   14.085 $ 14.404 $   17.262
   Number of Units Outstanding, End of Period.................   92,097  122,497    135,678   10,706    132,502
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.234 $   13.591 $ 14.992 $   17.946
   Accumulation Unit Value, End of Period..................... $ 12.234 $ 13.591 $   14.992 $ 17.946 $   19.406
   Number of Units Outstanding, End of Period.................  121,446  331,415    532,149   61,041    503,053
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --       --         -- $ 10.000 $   10.746
   Accumulation Unit Value, End of Period.....................       --       --         -- $ 10.746 $   12.095
   Number of Units Outstanding, End of Period.................       --       --         --        0     32,890
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.098 $   15.674 $ 18.112 $   19.473
   Accumulation Unit Value, End of Period..................... $ 13.098 $ 15.674 $   18.112 $ 19.473 $   23.519
   Number of Units Outstanding, End of Period.................   55,733  100,055    154,711   25,323    161,888
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.603 $   15.939 $ 17.725 $   19.529
   Accumulation Unit Value, End of Period..................... $ 13.603 $ 15.939 $   17.725 $ 19.529 $   19.806
   Number of Units Outstanding, End of Period.................  120,354  159,359    131,660   26,658    100,572
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.390 $   15.107 $ 16.690 $   19.833
   Accumulation Unit Value, End of Period..................... $ 13.390 $ 15.107 $   16.690 $ 19.833 $   21.049
   Number of Units Outstanding, End of Period.................  160,033  286,553    380,589   66,344    366,677
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.768 $   17.115 $ 19.685 $   26.697
   Accumulation Unit Value, End of Period..................... $ 12.768 $ 17.115 $   19.685 $ 26.697 $   21.755
   Number of Units Outstanding, End of Period.................   87,838  183,003    218,397   28,537    217,440
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.846 $   14.540 $ 15.915 $   16.450
   Accumulation Unit Value, End of Period..................... $ 12.846 $ 14.540 $   15.915 $ 16.450 $   19.056
   Number of Units Outstanding, End of Period.................   21,860   50,024     54,917   11,076     47,528
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.508 $   14.470 $ 14.840 $   16.966
   Accumulation Unit Value, End of Period..................... $ 12.508 $ 14.470 $   14.840 $ 16.966 $   16.322
   Number of Units Outstanding, End of Period.................  440,732  894,020  1,300,090  212,615  1,247,455
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.406 $   13.947 $ 15.075 $   17.224
   Accumulation Unit Value, End of Period..................... $ 12.406 $ 13.947 $   15.075 $ 17.224 $   17.394
   Number of Units Outstanding, End of Period.................  313,215  522,770    671,300  705,006    680,160

Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 11.837 $ 12.451 $13.203 $ 13.348
   Accumulation Unit Value, End of Period........................ $ 11.837 $ 12.451 $ 13.203 $13.348 $ 15.337
   Number of Units Outstanding, End of Period....................  172,113  255,075  277,341  23,187  283,047
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.905 $ 14.090 $14.634 $ 16.282
   Accumulation Unit Value, End of Period........................ $ 12.905 $ 14.090 $ 14.634 $16.282 $ 16.257
   Number of Units Outstanding, End of Period....................  136,351  286,171  295,908  25,882  275,658
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.251 $ 12.833 $13.727 $ 14.342
   Accumulation Unit Value, End of Period........................ $ 12.251 $ 12.833 $ 13.727 $14.342 $ 15.784
   Number of Units Outstanding, End of Period....................  113,094  188,661  184,087  12,501  179,289
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................       --       --       -- $10.000 $ 10.790
   Accumulation Unit Value, End of Period........................       --       --       -- $10.790 $ 11.465
   Number of Units Outstanding, End of Period....................       --       --       --  40,119   37,901
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................       -- $ 10.000 $ 10.811 $11.425 $ 12.491
   Accumulation Unit Value, End of Period........................       -- $ 10.811 $ 11.425 $12.491 $ 13.446
   Number of Units Outstanding, End of Period....................       --   46,204   93,020  10,973   63,268
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 12.462 $ 14.061 $15.463 $ 15.045
   Accumulation Unit Value, End of Period........................ $ 12.462 $ 14.061 $ 15.463 $15.045 $ 16.696
   Number of Units Outstanding, End of Period....................  120,002  270,925  366,576  40,117  368,868
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.296 $ 13.472 $13.882 $ 15.999
   Accumulation Unit Value, End of Period........................ $ 12.296 $ 13.472 $ 13.882 $15.999 $ 16.525
   Number of Units Outstanding, End of Period....................  241,515  483,446  529,907  31,734  482,541
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $11.886 $ 15.822
   Accumulation Unit Value, End of Period........................       --       -- $ 11.886 $15.822 $ 16.455
   Number of Units Outstanding, End of Period....................       --       --  185,819   5,917  381,158
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 11.496 $ 12.269 $13.881 $ 13.587
   Accumulation Unit Value, End of Period........................ $ 11.496 $ 12.269 $ 13.881 $13.587 $ 15.206
   Number of Units Outstanding, End of Period....................  102,120  185,690  192,708   1,381  174,419
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 13.623 $ 15.980 $16.787 $ 18.886
   Accumulation Unit Value, End of Period........................ $ 13.623 $ 15.980 $ 16.787 $18.886 $ 18.887
   Number of Units Outstanding, End of Period....................  162,324  280,212  385,400  48,498  405,072
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $10.963 $ 13.338
   Accumulation Unit Value, End of Period........................       --       -- $ 10.963 $13.338 $ 16.034
   Number of Units Outstanding, End of Period....................       --       --   36,846   1,407   92,399
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $10.742 $ 12.808
   Accumulation Unit Value, End of Period........................       --       -- $ 10.742 $12.808 $ 12.091
   Number of Units Outstanding, End of Period....................       --       --    8,131     106   19,050
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $11.901 $ 13.064
   Accumulation Unit Value, End of Period........................       --       -- $ 11.901 $13.064 $ 15.095
   Number of Units Outstanding, End of Period....................       --       --  289,883  32,364  616,037
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $11.099 $ 12.340
   Accumulation Unit Value, End of Period........................       --       -- $ 11.099 $12.340 $ 13.596
   Number of Units Outstanding, End of Period....................       --       --   80,367     901  130,488
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $10.484 $ 11.467
   Accumulation Unit Value, End of Period........................       --       -- $ 10.484 $11.467 $ 11.582
   Number of Units Outstanding, End of Period....................       --       --   57,840   8,554  125,074
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $12.120 $ 13.420
   Accumulation Unit Value, End of Period........................       --       -- $ 12.120 $13.420 $ 15.247
   Number of Units Outstanding, End of Period....................       --       --   53,447   8,437  145,029
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $10.000 $ 10.221
   Accumulation Unit Value, End of Period........................       --       --       -- $10.221 $ 10.567
   Number of Units Outstanding, End of Period....................       --       --       --       0  241,766
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $11.163 $ 11.569
   Accumulation Unit Value, End of Period........................       --       -- $ 11.163 $11.569 $ 13.028
   Number of Units Outstanding, End of Period....................       --       --   15,590   4,453   47,261
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................       -- $ 10.000 $ 10.703 $10.893 $ 11.736
   Accumulation Unit Value, End of Period........................       -- $ 10.703 $ 10.893 $11.736 $ 11.874
   Number of Units Outstanding, End of Period....................       --   83,658  127,337  14,993  115,297
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $ 11.248 $11.259 $ 13.114
   Accumulation Unit Value, End of Period........................       -- $ 11.248 $ 11.259 $13.114 $ 13.403
   Number of Units Outstanding, End of Period....................       --   71,188  449,896  49,939  670,626
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $11.389 $ 13.807
   Accumulation Unit Value, End of Period........................       --       -- $ 11.389 $13.807 $ 15.212
   Number of Units Outstanding, End of Period....................       --       --   26,194       0   58,649
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $ 10.959 $11.936 $ 13.920
   Accumulation Unit Value, End of Period........................       -- $ 10.959 $ 11.936 $13.920 $ 14.188
   Number of Units Outstanding, End of Period....................       --   35,036  197,734  20,410  315,009
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $ 11.527 $12.511 $ 14.968
   Accumulation Unit Value, End of Period........................       -- $ 11.527 $ 12.511 $14.968 $ 17.023
   Number of Units Outstanding, End of Period....................       --   89,530  389,161  37,902  490,131
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $10.532 $ 12.723
   Accumulation Unit Value, End of Period........................       --       -- $ 10.532 $12.723 $ 12.565
   Number of Units Outstanding, End of Period....................       --       --   61,540   1,271   98,901
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................       --       -- $ 10.000 $11.386 $ 13.029
   Accumulation Unit Value, End of Period........................       --       -- $ 11.386 $13.029 $ 13.175
   Number of Units Outstanding, End of Period....................       --       --  101,349  14,285   89,272
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $11.352 $ 12.555
   Accumulation Unit Value, End of Period........................       --       -- $ 11.352 $12.555 $ 10.300
   Number of Units Outstanding, End of Period....................       --       --  113,008  10,949  199,227
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $11.280 $ 12.545
   Accumulation Unit Value, End of Period........................       --       -- $ 11.280 $12.545 $ 12.067
   Number of Units Outstanding, End of Period....................       --       --   78,729     161  142,905
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $10.000 $  9.504
   Accumulation Unit Value, End of Period........................       --       --       -- $ 9.504 $ 11.528
   Number of Units Outstanding, End of Period....................       --       --       --     918   18,204
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $10.000 $ 10.717
   Accumulation Unit Value, End of Period........................       --       --       -- $10.717 $ 11.162
   Number of Units Outstanding, End of Period....................       --       --       --       0   15,610
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $10.000 $ 10.132
   Accumulation Unit Value, End of Period........................       --       --       -- $10.132 $ 11.036
   Number of Units Outstanding, End of Period....................       --       --       --     734   50,167

PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period......      --       --       -- $10.000 $ 10.314
   Accumulation Unit Value, End of Period............      --       --       -- $10.314 $ 11.040
   Number of Units Outstanding, End of Period........      --       --       --   4,935  151,523
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 12.301 $ 13.465 $13.958 $ 15.939
   Accumulation Unit Value, End of Period............ $12.301 $ 13.465 $ 13.958 $15.939 $ 14.752
   Number of Units Outstanding, End of Period........  23,748   46,780   45,972  10,621   30,175
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 12.671 $ 14.504 $16.031 $ 20.171
   Accumulation Unit Value, End of Period............ $12.671 $ 14.504 $ 16.031 $20.171 $ 21.531
   Number of Units Outstanding, End of Period........  64,708  134,453  187,971  28,446  183,199
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period..... $10.000 $ 12.167 $ 13.501 $14.472 $ 16.243
   Accumulation Unit Value, End of Period............ $12.167 $ 13.501 $ 14.472 $16.243 $ 15.173
   Number of Units Outstanding, End of Period........   1,131    1,277    1,175       0      368
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 11.326 $ 12.074 $12.370 $ 13.639
   Accumulation Unit Value, End of Period............ $11.326 $ 12.074 $ 12.370 $13.639 $ 13.563
   Number of Units Outstanding, End of Period........  41,079   94,160   91,182   4,010   37,076
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......      --       -- $ 10.000 $10.933 $ 12.496
   Accumulation Unit Value, End of Period............      --       -- $ 10.933 $12.496 $ 11.707
   Number of Units Outstanding, End of Period........      --       --   80,912   1,885  139,578
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 11.736 $ 12.143 $12.643 $ 13.132
   Accumulation Unit Value, End of Period............ $11.736 $ 12.143 $ 12.643 $13.132 $ 13.650
   Number of Units Outstanding, End of Period........  42,353  105,525  124,071  11,581  132,666



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return
    - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on May 1, 2006, are not shown. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.30% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 0-70)
                          Mortality & Expense = 1.35



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.213 $13.525 $16.344 $17.323
   Accumulation Unit Value, End of Period..................... $12.213 $13.525 $16.344 $17.323 $20.361
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.239 $13.040 $13.527 $14.762
   Accumulation Unit Value, End of Period..................... $12.239 $13.040 $13.527 $14.762 $15.100
   Number of Units Outstanding, End of Period.................     798   7,599  10,263   9,302   9,135
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.864 $12.951 $15.034 $15.383
   Accumulation Unit Value, End of Period..................... $11.864 $12.951 $15.034 $15.383 $18.058
   Number of Units Outstanding, End of Period.................   2,643   8,730  10,326  13,148  12,272
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.669 $14.031 $14.970 $19.144
   Accumulation Unit Value, End of Period..................... $12.669 $14.031 $14.970 $19.144 $21.740
   Number of Units Outstanding, End of Period.................   2,093   2,355   3,012     321     321
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.581 $13.910 $14.578 $16.988
   Accumulation Unit Value, End of Period..................... $12.581 $13.910 $14.578 $16.988 $19.516
   Number of Units Outstanding, End of Period.................       0     204     295     280     254
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.949 $14.618 $15.281 $18.297
   Accumulation Unit Value, End of Period..................... $12.949 $14.618 $15.281 $18.297 $19.233
   Number of Units Outstanding, End of Period.................     488   1,451   3,343   3,336   3,202
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.312 $12.203 $12.247 $13.145
   Accumulation Unit Value, End of Period..................... $11.312 $12.203 $12.247 $13.145 $13.447
   Number of Units Outstanding, End of Period.................       0   1,911   3,086   3,212   3,133
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.646 $12.696 $13.339 $14.968
   Accumulation Unit Value, End of Period..................... $11.646 $12.696 $13.339 $14.968 $15.158
   Number of Units Outstanding, End of Period.................       0       0     158     157     156
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.293 $10.649 $10.808 $11.210
   Accumulation Unit Value, End of Period..................... $10.293 $10.649 $10.808 $11.210 $11.669
   Number of Units Outstanding, End of Period.................   2,441  13,301  40,696  51,209  49,888
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $10.001 $ 9.962 $ 9.958 $10.199
   Accumulation Unit Value, End of Period..................... $10.001 $ 9.962 $ 9.958 $10.199 $10.323
   Number of Units Outstanding, End of Period.................     178   2,468   7,100   6,279   7,430
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.919 $ 9.827 $ 9.921 $10.194
   Accumulation Unit Value, End of Period..................... $ 9.919 $ 9.827 $ 9.921 $10.194 $10.504
   Number of Units Outstanding, End of Period.................  11,077  17,212  25,543  31,284  30,361
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.093 $13.132 $13.504 $15.320
   Accumulation Unit Value, End of Period..................... $12.093 $13.132 $13.504 $15.320 $15.837
   Number of Units Outstanding, End of Period.................   1,870   4,817  16,955  21,596  21,112
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.014 $13.025 $13.859 $15.659
   Accumulation Unit Value, End of Period..................... $12.014 $13.025 $13.859 $15.659 $16.708
   Number of Units Outstanding, End of Period.................   1,044   1,038   2,512   1,958   2,581
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.486 $13.603 $15.316 $18.101
   Accumulation Unit Value, End of Period..................... $11.486 $13.603 $15.316 $18.101 $21.392
   Number of Units Outstanding, End of Period.................     459       0   1,388   1,305   1,232
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.300 $12.247 $13.523 $14.754
   Accumulation Unit Value, End of Period..................... $11.300 $12.247 $13.523 $14.754 $15.454
   Number of Units Outstanding, End of Period.................     326     325   2,379   2,440   2,318
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.887 $18.029 $23.746 $32.072
   Accumulation Unit Value, End of Period..................... $14.887 $18.029 $23.746 $32.072 $44.351
   Number of Units Outstanding, End of Period.................     460     459   1,794   2,031   1,892
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.602 $12.739 $13.469 $14.930
   Accumulation Unit Value, End of Period..................... $11.602 $12.739 $13.469 $14.930 $15.193
   Number of Units Outstanding, End of Period.................       0     280   5,958   6,288   5,005
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.695 $12.370 $14.066 $14.378
   Accumulation Unit Value, End of Period..................... $11.695 $12.370 $14.066 $14.378 $17.222
   Number of Units Outstanding, End of Period.................       0       0       0       0   1,565
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.230 $13.579 $14.972 $17.913
   Accumulation Unit Value, End of Period..................... $12.230 $13.579 $14.972 $17.913 $19.360
   Number of Units Outstanding, End of Period.................     134   2,268  11,038  16,604  15,286
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.742
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.742 $12.084
   Number of Units Outstanding, End of Period.................      --      --      --   1,067   3,155
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.094 $15.661 $18.088 $19.437
   Accumulation Unit Value, End of Period..................... $13.094 $15.661 $18.088 $19.437 $23.464
   Number of Units Outstanding, End of Period.................     195   1,341   5,613   5,352   5,167
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.598 $15.926 $17.701 $19.492
   Accumulation Unit Value, End of Period..................... $13.598 $15.926 $17.701 $19.492 $19.759
   Number of Units Outstanding, End of Period.................     392     631   1,190     718     667
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.386 $15.094 $16.668 $19.796
   Accumulation Unit Value, End of Period..................... $13.386 $15.094 $16.668 $19.796 $20.999
   Number of Units Outstanding, End of Period.................     198     552   6,038   7,436   7,144
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.763 $17.100 $19.658 $26.647
   Accumulation Unit Value, End of Period..................... $12.763 $17.100 $19.658 $26.647 $21.703
   Number of Units Outstanding, End of Period.................     552   3,333   8,991   8,325   8,771
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.842 $14.527 $15.894 $16.420
   Accumulation Unit Value, End of Period..................... $12.842 $14.527 $15.894 $16.420 $19.011
   Number of Units Outstanding, End of Period.................       0   2,202   2,808   2,177   2,165
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.504 $14.457 $14.820 $16.934
   Accumulation Unit Value, End of Period..................... $12.504 $14.457 $14.820 $16.934 $16.284
   Number of Units Outstanding, End of Period.................     712  10,498  33,394  37,799  34,655
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.402 $13.935 $15.055 $17.192
   Accumulation Unit Value, End of Period..................... $12.402 $13.935 $15.055 $17.192 $17.353
   Number of Units Outstanding, End of Period.................     105   2,949  10,705  19,067  18,502
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.833 $12.441 $13.185 $13.324
   Accumulation Unit Value, End of Period..................... $11.833 $12.441 $13.185 $13.324 $15.301
   Number of Units Outstanding, End of Period.................      85      87   3,550   2,758   2,669
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.900 $14.078 $14.614 $16.252
   Accumulation Unit Value, End of Period..................... $12.900 $14.078 $14.614 $16.252 $16.219

   Number of Units Outstanding, End of Period....................       0   2,114   3,731   3,570   3,541
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.247 $12.822 $13.708 $14.315
   Accumulation Unit Value, End of Period........................ $12.247 $12.822 $13.708 $14.315 $15.747
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.786
   Accumulation Unit Value, End of Period........................      --      --      -- $10.786 $11.456
   Number of Units Outstanding, End of Period....................      --      --      --   2,674   2,664
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.808 $11.415 $12.474
   Accumulation Unit Value, End of Period........................      -- $10.808 $11.415 $12.474 $13.421
   Number of Units Outstanding, End of Period....................      --       0   1,590   1,594   1,566
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.458 $14.049 $15.442 $15.017
   Accumulation Unit Value, End of Period........................ $12.458 $14.049 $15.442 $15.017 $16.656
   Number of Units Outstanding, End of Period....................       0   2,776  12,139  12,867  12,898
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.292 $13.461 $13.863 $15.969
   Accumulation Unit Value, End of Period........................ $12.292 $13.461 $13.863 $15.969 $16.486
   Number of Units Outstanding, End of Period....................   2,113   6,277   6,566   4,821   4,745
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.882 $15.808
   Accumulation Unit Value, End of Period........................      --      -- $11.882 $15.808 $16.432
   Number of Units Outstanding, End of Period....................      --      --   5,805  12,078  11,906
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.492 $12.259 $13.862 $13.562
   Accumulation Unit Value, End of Period........................ $11.492 $12.259 $13.862 $13.562 $15.170
   Number of Units Outstanding, End of Period....................     316     597     314     313     311
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.618 $15.966 $16.764 $18.851
   Accumulation Unit Value, End of Period........................ $13.618 $15.966 $16.764 $18.851 $18.842
   Number of Units Outstanding, End of Period....................     341   3,952   7,684   8,321   5,923
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.960 $13.327
   Accumulation Unit Value, End of Period........................      --      -- $10.960 $13.327 $16.013
   Number of Units Outstanding, End of Period....................      --      --   3,098   3,086   2,561
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.739 $12.797
   Accumulation Unit Value, End of Period........................      --      -- $10.739 $12.797 $12.074
   Number of Units Outstanding, End of Period....................      --      --     899   1,319     749
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.897 $13.053
   Accumulation Unit Value, End of Period........................      --      -- $11.897 $13.053 $15.075
   Number of Units Outstanding, End of Period....................      --      --  11,312  22,160  20,734
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.095 $12.329
   Accumulation Unit Value, End of Period........................      --      -- $11.095 $12.329 $13.578
   Number of Units Outstanding, End of Period....................      --      --   4,258   8,171   8,721
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.481 $11.457
   Accumulation Unit Value, End of Period........................      --      -- $10.481 $11.457 $11.567
   Number of Units Outstanding, End of Period....................      --      --   2,203   4,454   3,883
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.116 $13.409
   Accumulation Unit Value, End of Period........................      --      -- $12.116 $13.409 $15.226
   Number of Units Outstanding, End of Period....................      --      --   1,684   4,429   4,199
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.217
   Accumulation Unit Value, End of Period........................      --      --      -- $10.217 $10.558
   Number of Units Outstanding, End of Period....................      --      --      --   4,924   5,917
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.159 $11.559
   Accumulation Unit Value, End of Period........................      --      -- $11.159 $11.559 $13.010
   Number of Units Outstanding, End of Period....................      --      --       0   1,294   2,594
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.699 $10.884 $11.720
   Accumulation Unit Value, End of Period........................      -- $10.699 $10.884 $11.720 $11.852
   Number of Units Outstanding, End of Period....................      --   2,957   7,296   7,233   7,243
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.244 $11.249 $13.097
   Accumulation Unit Value, End of Period........................      -- $11.244 $11.249 $13.097 $13.378
   Number of Units Outstanding, End of Period....................      --   6,491  13,338  16,175  14,161
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.386 $13.795
   Accumulation Unit Value, End of Period........................      --      -- $11.386 $13.795 $15.191
   Number of Units Outstanding, End of Period....................      --      --   2,220   2,165   2,126
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.955 $11.926 $13.901
   Accumulation Unit Value, End of Period........................      -- $10.955 $11.926 $13.901 $14.162
   Number of Units Outstanding, End of Period....................      --     505  10,304  16,420  16,543
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.523 $12.500 $14.948
   Accumulation Unit Value, End of Period........................      -- $11.523 $12.500 $14.948 $16.991
   Number of Units Outstanding, End of Period....................      --   2,766  14,550  18,325  21,056
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.528 $12.712
   Accumulation Unit Value, End of Period........................      --      -- $10.528 $12.712 $12.548
   Number of Units Outstanding, End of Period....................      --      --   2,871   5,852   5,906
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.382 $13.018
   Accumulation Unit Value, End of Period........................      --      -- $11.382 $13.018 $13.157
   Number of Units Outstanding, End of Period....................      --      --   2,222   4,923   4,770
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.348 $12.545
   Accumulation Unit Value, End of Period........................      --      -- $11.348 $12.545 $10.286
   Number of Units Outstanding, End of Period....................      --      --  11,416  12,391  13,124
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.276 $12.534
   Accumulation Unit Value, End of Period........................      --      -- $11.276 $12.534 $12.050
   Number of Units Outstanding, End of Period....................      --      --   2,261   4,585   4,346
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.501
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.501 $11.518
   Number of Units Outstanding, End of Period....................      --      --      --     985     943
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.714
   Accumulation Unit Value, End of Period........................      --      --      -- $10.714 $11.152
   Number of Units Outstanding, End of Period....................      --      --      --     295     293
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.129
   Accumulation Unit Value, End of Period........................      --      --      -- $10.129 $11.026
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.311
   Accumulation Unit Value, End of Period........................      --      --      -- $10.311 $11.030
   Number of Units Outstanding, End of Period....................      --      --      --   3,641   3,554
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.323 $12.063 $12.353 $13.613
   Accumulation Unit Value, End of Period........................ $11.323 $12.063 $12.353 $13.613 $13.530
   Number of Units Outstanding, End of Period....................       0       0       0     402     371
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.297 $13.453 $13.939 $15.909
   Accumulation Unit Value, End of Period........................ $12.297 $13.453 $13.939 $15.909 $14.717
   Number of Units Outstanding, End of Period....................       0       0     478     476     474
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.667 $14.492 $16.010 $20.134
   Accumulation Unit Value, End of Period........................ $12.667 $14.492 $16.010 $20.134 $21.480

   Number of Units Outstanding, End of Period...............     242   2,692   5,814   5,545   6,350
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.163 $13.490 $14.452 $16.213
   Accumulation Unit Value, End of Period................... $12.163 $13.490 $14.452 $16.213 $15.137
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.929 $12.485
   Accumulation Unit Value, End of Period...................      --      -- $10.929 $12.485 $11.691
   Number of Units Outstanding, End of Period...............      --      --   4,054   5,647   4,054
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.732 $12.132 $12.626 $13.108
   Accumulation Unit Value, End of Period................... $11.732 $12.132 $12.626 $13.108 $13.617
   Number of Units Outstanding, End of Period...............       0   1,685   1,585   1,622   1,608



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.35% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the Enhanced Beneficiary Protection (Annual Increase) Option
                           Mortality & Expense = 1.4



                                                                     For the Year Ending December 31
                                                               --------------------------------------------
Sub-Accounts                                                     2003     2004     2005     2006     2007
------------                                                   -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.209 $ 13.514 $ 16.322 $ 17.291
   Accumulation Unit Value, End of Period..................... $ 12.209 $ 13.514 $ 16.322 $ 17.291 $ 20.312
   Number of Units Outstanding, End of Period.................    7,497    7,520    6,534   14,731   14,033
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.235 $ 13.029 $ 13.509 $ 14.735
   Accumulation Unit Value, End of Period..................... $ 12.235 $ 13.029 $ 13.509 $ 14.735 $ 15.065
   Number of Units Outstanding, End of Period.................   25,788   73,198   81,700   80,933   67,096
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.860 $ 12.940 $ 15.013 $ 15.354
   Accumulation Unit Value, End of Period..................... $ 11.860 $ 12.940 $ 15.013 $ 15.354 $ 18.015
   Number of Units Outstanding, End of Period.................   22,355   68,031   70,081   72,491   60,377
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.665 $ 14.019 $ 14.950 $ 19.108
   Accumulation Unit Value, End of Period..................... $ 12.665 $ 14.019 $ 14.950 $ 19.108 $ 21.688
   Number of Units Outstanding, End of Period.................    7,409   17,897   17,894   17,446   15,546
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.577 $ 13.898 $ 14.558 $ 16.957
   Accumulation Unit Value, End of Period..................... $ 12.577 $ 13.898 $ 14.558 $ 16.957 $ 19.469
   Number of Units Outstanding, End of Period.................    7,698   13,509    6,138    4,173    3,995
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.945 $ 14.605 $ 15.261 $ 18.263
   Accumulation Unit Value, End of Period..................... $ 12.945 $ 14.605 $ 15.261 $ 18.263 $ 19.187
   Number of Units Outstanding, End of Period.................   36,570   56,206   64,319   47,312   47,105
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.308 $ 12.193 $ 12.230 $ 13.121
   Accumulation Unit Value, End of Period..................... $ 11.308 $ 12.193 $ 12.230 $ 13.121 $ 13.415
   Number of Units Outstanding, End of Period.................   31,154   29,141   30,329   28,564   20,647
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.642 $ 12.685 $ 13.321 $ 14.940
   Accumulation Unit Value, End of Period..................... $ 11.642 $ 12.685 $ 13.321 $ 14.940 $ 15.123
   Number of Units Outstanding, End of Period.................   26,132   29,472   27,195   23,986   19,327
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 10.290 $ 10.640 $ 10.793 $ 11.189
   Accumulation Unit Value, End of Period..................... $ 10.290 $ 10.640 $ 10.793 $ 11.189 $ 11.642
   Number of Units Outstanding, End of Period.................   58,792  178,358  336,394  340,500  305,236
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.998 $  9.954 $  9.944 $ 10.180
   Accumulation Unit Value, End of Period..................... $  9.998 $  9.954 $  9.944 $ 10.180 $ 10.298
   Number of Units Outstanding, End of Period.................   72,004  182,879  190,147  174,305  160,685
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $  9.916 $  9.818 $  9.908 $ 10.175
   Accumulation Unit Value, End of Period..................... $  9.916 $  9.818 $  9.908 $ 10.175 $ 10.480
   Number of Units Outstanding, End of Period.................   65,068  130,480  187,863  208,845  220,687
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.089 $ 13.121 $ 13.486 $ 15.291
   Accumulation Unit Value, End of Period..................... $ 12.089 $ 13.121 $ 13.486 $ 15.291 $ 15.800
   Number of Units Outstanding, End of Period.................   74,844  275,245  239,951  218,794  179,210
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.010 $ 13.014 $ 13.841 $ 15.630
   Accumulation Unit Value, End of Period..................... $ 12.010 $ 13.014 $ 13.841 $ 15.630 $ 16.668
   Number of Units Outstanding, End of Period.................   27,813   38,525   42,700   43,070   39,425
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.482 $ 13.591 $ 15.295 $ 18.067
   Accumulation Unit Value, End of Period..................... $ 11.482 $ 13.591 $ 15.295 $ 18.067 $ 21.342
   Number of Units Outstanding, End of Period.................   15,038   19,015   19,424    6,384    3,813
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $ 11.296 $ 12.237 $ 13.504 $ 14.726
   Accumulation Unit Value, End of Period..................... $ 11.296 $ 12.237 $ 13.504 $ 14.726 $ 15.417
   Number of Units Outstanding, End of Period.................    2,443   10,982   13,568   13,210   12,717
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 14.882 $ 18.013 $ 23.714 $ 32.012
   Accumulation Unit Value, End of Period..................... $ 14.882 $ 18.013 $ 23.714 $ 32.012 $ 44.246
   Number of Units Outstanding, End of Period.................    9,903   12,216   20,738   21,148   16,803
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.598 $ 12.728 $ 13.451 $ 14.903
   Accumulation Unit Value, End of Period..................... $ 11.598 $ 12.728 $ 13.451 $ 14.903 $ 15.157
   Number of Units Outstanding, End of Period.................   12,948   68,909   89,838   81,404   77,407
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.691 $ 12.360 $ 14.047 $ 14.351
   Accumulation Unit Value, End of Period..................... $ 11.691 $ 12.360 $ 14.047 $ 14.351 $ 17.181
   Number of Units Outstanding, End of Period.................    7,376   21,586   22,382   24,899   21,996
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.226 $ 13.568 $ 14.952 $ 17.880
   Accumulation Unit Value, End of Period..................... $ 12.226 $ 13.568 $ 14.952 $ 17.880 $ 19.315
   Number of Units Outstanding, End of Period.................   17,386   73,794  103,577  107,335   98,634
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --       --       -- $ 10.000 $ 10.739
   Accumulation Unit Value, End of Period.....................       --       --       -- $ 10.739 $ 12.074
   Number of Units Outstanding, End of Period.................       --       --       --    2,323    3,562
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.089 $ 15.648 $ 18.063 $ 19.401
   Accumulation Unit Value, End of Period..................... $ 13.089 $ 15.648 $ 18.063 $ 19.401 $ 23.408
   Number of Units Outstanding, End of Period.................   18,607   46,667   53,342   51,824   44,276
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.593 $ 15.912 $ 17.677 $ 19.456
   Accumulation Unit Value, End of Period..................... $ 13.593 $ 15.912 $ 17.677 $ 19.456 $ 19.712
   Number of Units Outstanding, End of Period.................   13,809   26,001   28,019   27,012   19,495
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.381 $ 15.081 $ 16.645 $ 19.760
   Accumulation Unit Value, End of Period..................... $ 13.381 $ 15.081 $ 16.645 $ 19.760 $ 20.949
   Number of Units Outstanding, End of Period.................   35,026   54,651   81,527   71,934   63,650
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.759 $ 17.086 $ 19.631 $ 26.598
   Accumulation Unit Value, End of Period..................... $ 12.759 $ 17.086 $ 19.631 $ 26.598 $ 21.652
   Number of Units Outstanding, End of Period.................   15,492   37,282   52,757   49,392   47,741
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.838 $ 14.515 $ 15.872 $ 16.389
   Accumulation Unit Value, End of Period..................... $ 12.838 $ 14.515 $ 15.872 $ 16.389 $ 18.966
   Number of Units Outstanding, End of Period.................    2,928    9,529    9,422   10,081    9,906
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.500 $ 14.445 $ 14.800 $ 16.903
   Accumulation Unit Value, End of Period..................... $ 12.500 $ 14.445 $ 14.800 $ 16.903 $ 16.245
   Number of Units Outstanding, End of Period.................  125,520  260,351  302,756  276,776  243,296
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.398 $ 13.924 $ 15.035 $ 17.160
   Accumulation Unit Value, End of Period..................... $ 12.398 $ 13.924 $ 15.035 $ 17.160 $ 17.312
   Number of Units Outstanding, End of Period.................   61,526   95,526  131,187  140,011  126,353
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.829 $ 12.430 $ 13.168 $ 13.299
   Accumulation Unit Value, End of Period..................... $ 11.829 $ 12.430 $ 13.168 $ 13.299 $ 15.264
   Number of Units Outstanding, End of Period.................   17,970   23,813   27,430   34,770   34,286
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.896 $ 14.066 $ 14.595 $ 16.222
   Accumulation Unit Value, End of Period..................... $ 12.896 $ 14.066 $ 14.595 $ 16.222 $ 16.180

   Number of Units Outstanding, End of Period....................  15,224  40,041  41,923  37,999  37,044
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.243 $12.811 $13.689 $14.289
   Accumulation Unit Value, End of Period........................ $12.243 $12.811 $13.689 $14.289 $15.710
   Number of Units Outstanding, End of Period....................  13,824  16,940  15,126  11,598   5,429
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.782
   Accumulation Unit Value, End of Period........................      --      --      -- $10.782 $11.446
   Number of Units Outstanding, End of Period....................      --      --      --   7,515   5,485
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.804 $11.405 $12.457
   Accumulation Unit Value, End of Period........................      -- $10.804 $11.405 $12.457 $13.396
   Number of Units Outstanding, End of Period....................      --   4,675   7,088   5,931   5,660
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.454 $14.037 $15.422 $14.989
   Accumulation Unit Value, End of Period........................ $12.454 $14.037 $15.422 $14.989 $16.617
   Number of Units Outstanding, End of Period....................  17,482  37,029  51,652  50,929  49,119
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.288 $13.450 $13.845 $15.939
   Accumulation Unit Value, End of Period........................ $12.288 $13.450 $13.845 $15.939 $16.447
   Number of Units Outstanding, End of Period....................  39,872  65,458  68,812  64,482  58,439
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.878 $15.795
   Accumulation Unit Value, End of Period........................      --      -- $11.878 $15.795 $16.410
   Number of Units Outstanding, End of Period....................      --      --  38,962  67,046  63,033
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.488 $12.249 $13.844 $13.537
   Accumulation Unit Value, End of Period........................ $11.488 $12.249 $13.844 $13.537 $15.134
   Number of Units Outstanding, End of Period....................   6,095  11,792  11,326  10,334   8,831
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.614 $15.953 $16.741 $18.816
   Accumulation Unit Value, End of Period........................ $13.614 $15.953 $16.741 $18.816 $18.798
   Number of Units Outstanding, End of Period....................  30,883  56,571  63,333  54,974  51,084
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.956 $13.316
   Accumulation Unit Value, End of Period........................      --      -- $10.956 $13.316 $15.991
   Number of Units Outstanding, End of Period....................      --      --   4,197   6,642   7,302
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.735 $12.786
   Accumulation Unit Value, End of Period........................      --      -- $10.735 $12.786 $12.058
   Number of Units Outstanding, End of Period....................      --      --   3,952  11,756  13,421
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.893 $13.042
   Accumulation Unit Value, End of Period........................      --      -- $11.893 $13.042 $15.054
   Number of Units Outstanding, End of Period....................      --      --  38,224  70,793  69,975
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.092 $12.319
   Accumulation Unit Value, End of Period........................      --      -- $11.092 $12.319 $13.560
   Number of Units Outstanding, End of Period....................      --      --  13,843  28,599  26,911
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.477 $11.448
   Accumulation Unit Value, End of Period........................      --      -- $10.477 $11.448 $11.551
   Number of Units Outstanding, End of Period....................      --      --  29,391  41,458  40,514
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.111 $13.398
   Accumulation Unit Value, End of Period........................      --      -- $12.111 $13.398 $15.206
   Number of Units Outstanding, End of Period....................      --      --  10,754  21,373  23,765
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.214
   Accumulation Unit Value, End of Period........................      --      --      -- $10.214 $10.549
   Number of Units Outstanding, End of Period....................      --      --      --   2,540  44,391
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.155 $11.550
   Accumulation Unit Value, End of Period........................      --      -- $11.155 $11.550 $12.993
   Number of Units Outstanding, End of Period....................      --      --       0   3,847   3,351
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.695 $10.875 $11.704
   Accumulation Unit Value, End of Period........................      -- $10.695 $10.875 $11.704 $11.830
   Number of Units Outstanding, End of Period....................      --  25,029  32,517  28,236  20,706
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.240 $11.240 $13.079
   Accumulation Unit Value, End of Period........................      -- $11.240 $11.240 $13.079 $13.354
   Number of Units Outstanding, End of Period....................      --  23,812  53,430  62,257  72,827
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.382 $13.784
   Accumulation Unit Value, End of Period........................      --      -- $11.382 $13.784 $15.171
   Number of Units Outstanding, End of Period....................      --      --     996  10,307  14,204
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.952 $11.916 $13.882
   Accumulation Unit Value, End of Period........................      -- $10.952 $11.916 $13.882 $14.136
   Number of Units Outstanding, End of Period....................      --   4,744  33,181  41,820  46,078
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.519 $12.490 $14.927
   Accumulation Unit Value, End of Period........................      -- $11.519 $12.490 $14.927 $16.959
   Number of Units Outstanding, End of Period....................      --  17,190  84,580  96,755  83,944
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.524 $12.702
   Accumulation Unit Value, End of Period........................      --      -- $10.524 $12.702 $12.531
   Number of Units Outstanding, End of Period....................      --      --  15,273  17,191  18,422
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.378 $13.007
   Accumulation Unit Value, End of Period........................      --      -- $11.378 $13.007 $13.139
   Number of Units Outstanding, End of Period....................      --      --  19,444  16,274   9,802
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.344 $12.534
   Accumulation Unit Value, End of Period........................      --      -- $11.344 $12.534 $10.272
   Number of Units Outstanding, End of Period....................      --      --  22,014  35,672  37,918
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.272 $12.524
   Accumulation Unit Value, End of Period........................      --      -- $11.272 $12.524 $12.034
   Number of Units Outstanding, End of Period....................      --      --  24,289  30,544  29,713
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.497
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.497 $11.508
   Number of Units Outstanding, End of Period....................      --      --      --   3,174   5,630
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.710
   Accumulation Unit Value, End of Period........................      --      --      -- $10.710 $11.143
   Number of Units Outstanding, End of Period....................      --      --      --     295   1,461
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.125
   Accumulation Unit Value, End of Period........................      --      --      -- $10.125 $11.017
   Number of Units Outstanding, End of Period....................      --      --      --   4,306  25,531
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.307
   Accumulation Unit Value, End of Period........................      --      --      -- $10.307 $11.021
   Number of Units Outstanding, End of Period....................      --      --      --  25,765  32,524
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.293 $13.442 $13.920 $15.879
   Accumulation Unit Value, End of Period........................ $12.293 $13.442 $13.920 $15.879 $14.682
   Number of Units Outstanding, End of Period....................  14,899  10,754  10,101   9,872   9,054
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.663 $14.479 $15.988 $20.096
   Accumulation Unit Value, End of Period........................ $12.663 $14.479 $15.988 $20.096 $21.429
   Number of Units Outstanding, End of Period....................  10,212  20,897  25,458  29,407  27,144
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period................. $10.000 $12.159 $13.478 $14.433 $16.183
   Accumulation Unit Value, End of Period........................ $12.159 $13.478 $14.433 $16.183 $15.101

   Number of Units Outstanding, End of Period........       0     476     748     732     789
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $11.319 $12.053 $12.336 $13.588
   Accumulation Unit Value, End of Period............ $11.319 $12.053 $12.336 $13.588 $13.498
   Number of Units Outstanding, End of Period........   8,514  16,363  19,257  17,873  16,728
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......      --      -- $10.000 $10.926 $12.474
   Accumulation Unit Value, End of Period............      --      -- $10.926 $12.474 $11.675
   Number of Units Outstanding, End of Period........      --      --  20,321  23,975  23,237
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $11.728 $12.122 $12.609 $13.084
   Accumulation Unit Value, End of Period............ $11.728 $12.122 $12.609 $13.084 $13.585
   Number of Units Outstanding, End of Period........  12,975  22,344  26,458  26,611  26,951



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005. Accumulation Unit Values for the Variable Sub-Accounts first offered April 30, 2005, and the AIM V.I. Core Equity Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.40% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 71-79)
                           Mortality & Expense = 1.5



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.201 $13.491 $16.278 $17.226
   Accumulation Unit Value, End of Period..................... $12.201 $13.491 $16.278 $17.226 $20.216
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.227 $13.007 $13.473 $14.680
   Accumulation Unit Value, End of Period..................... $12.227 $13.007 $13.473 $14.680 $14.993
   Number of Units Outstanding, End of Period.................       0   6,539   7,575   6,784   6,469
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.852 $12.918 $14.973 $15.297
   Accumulation Unit Value, End of Period..................... $11.852 $12.918 $14.973 $15.297 $17.930
   Number of Units Outstanding, End of Period.................       0   7,089  11,801  12,169  11,323
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.656 $13.995 $14.909 $19.037
   Accumulation Unit Value, End of Period..................... $12.656 $13.995 $14.909 $19.037 $21.585
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.568 $13.874 $14.519 $16.894
   Accumulation Unit Value, End of Period..................... $12.568 $13.874 $14.519 $16.894 $19.377
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.936 $14.580 $15.219 $18.195
   Accumulation Unit Value, End of Period..................... $12.936 $14.580 $15.219 $18.195 $19.096
   Number of Units Outstanding, End of Period.................       0   1,316   3,102   3,013   2,386
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.301 $12.172 $12.197 $13.072
   Accumulation Unit Value, End of Period..................... $11.301 $12.172 $12.197 $13.072 $13.351
   Number of Units Outstanding, End of Period.................     209   1,838   1,737   1,611   1,566
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.634 $12.664 $13.285 $14.885
   Accumulation Unit Value, End of Period..................... $11.634 $12.664 $13.285 $14.885 $15.051
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.283 $10.622 $10.764 $11.148
   Accumulation Unit Value, End of Period..................... $10.283 $10.622 $10.764 $11.148 $11.586
   Number of Units Outstanding, End of Period.................       0  33,867  32,307  40,000  39,996
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.991 $ 9.937 $ 9.917 $10.143
   Accumulation Unit Value, End of Period..................... $ 9.991 $ 9.937 $ 9.917 $10.143 $10.249
   Number of Units Outstanding, End of Period.................   1,581   3,880   4,734   3,880   3,880
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.909 $ 9.802 $ 9.881 $10.137
   Accumulation Unit Value, End of Period..................... $ 9.909 $ 9.802 $ 9.881 $10.137 $10.430
   Number of Units Outstanding, End of Period.................   9,025  24,193  25,408  14,909  22,227
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.081 $13.099 $13.449 $15.234
   Accumulation Unit Value, End of Period..................... $12.081 $13.099 $13.449 $15.234 $15.725
   Number of Units Outstanding, End of Period.................       0   8,607  16,549  33,070  33,003
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.001 $12.992 $13.803 $15.572
   Accumulation Unit Value, End of Period..................... $12.001 $12.992 $13.803 $15.572 $16.589
   Number of Units Outstanding, End of Period.................       0   5,795   4,347   4,340   4,334
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.474 $13.568 $15.254 $18.000
   Accumulation Unit Value, End of Period..................... $11.474 $13.568 $15.254 $18.000 $21.241
   Number of Units Outstanding, End of Period.................       0       0     252     252     593
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.288 $12.216 $13.468 $14.671
   Accumulation Unit Value, End of Period..................... $11.288 $12.216 $13.468 $14.671 $15.344
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.872 $17.983 $23.650 $31.893
   Accumulation Unit Value, End of Period..................... $14.872 $17.983 $23.650 $31.893 $44.036
   Number of Units Outstanding, End of Period.................       0       0     177     994     958
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.590 $12.707 $13.415 $14.847
   Accumulation Unit Value, End of Period..................... $11.590 $12.707 $13.415 $14.847 $15.086
   Number of Units Outstanding, End of Period.................       0   8,183  13,539  17,408  14,481
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.683 $12.339 $14.009 $14.298
   Accumulation Unit Value, End of Period..................... $11.683 $12.339 $14.009 $14.298 $17.100
   Number of Units Outstanding, End of Period.................     608   2,509       0   1,365       0
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.217 $13.545 $14.911 $17.813
   Accumulation Unit Value, End of Period..................... $12.217 $13.545 $14.911 $17.813 $19.223
   Number of Units Outstanding, End of Period.................       0   4,087   7,117   8,636   8,126
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.731
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.731 $12.054
   Number of Units Outstanding, End of Period.................      --      --      --   3,004   4,139
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.080 $15.621 $18.015 $19.329
   Accumulation Unit Value, End of Period..................... $13.080 $15.621 $18.015 $19.329 $23.297
   Number of Units Outstanding, End of Period.................       0   1,735   1,778   3,646   2,510
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.584 $15.885 $17.630 $19.384

   Accumulation Unit Value, End of Period.................... $13.584 $15.885 $17.630 $19.384 $19.619
   Number of Units Outstanding, End of Period................       0     101       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period............. $10.000 $13.372 $15.056 $16.600 $19.686
   Accumulation Unit Value, End of Period.................... $13.372 $15.056 $16.600 $19.686 $20.850
   Number of Units Outstanding, End of Period................     659     901   4,738   6,516   6,715
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period............. $10.000 $12.750 $17.057 $19.578 $26.499
   Accumulation Unit Value, End of Period.................... $12.750 $17.057 $19.578 $26.499 $21.549
   Number of Units Outstanding, End of Period................       0   5,557   4,391   6,332   6,725
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $10.000 $12.829 $14.490 $15.829 $16.329
   Accumulation Unit Value, End of Period.................... $12.829 $14.490 $15.829 $16.329 $18.876
   Number of Units Outstanding, End of Period................       0       0       0   3,412   3,412
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $10.000 $12.491 $14.421 $14.760 $16.840
   Accumulation Unit Value, End of Period.................... $12.491 $14.421 $14.760 $16.840 $16.168
   Number of Units Outstanding, End of Period................     697  13,897  23,528  20,757  20,778
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $10.000 $12.390 $13.900 $14.994 $17.096
   Accumulation Unit Value, End of Period.................... $12.390 $13.900 $14.994 $17.096 $17.230
   Number of Units Outstanding, End of Period................       0   2,737   4,326   7,686   7,443
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.821 $12.409 $13.132 $13.249
   Accumulation Unit Value, End of Period.................... $11.821 $12.409 $13.132 $13.249 $15.192
   Number of Units Outstanding, End of Period................     701       0   1,202   5,219   4,953
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period............. $10.000 $12.887 $14.042 $14.555 $16.162
   Accumulation Unit Value, End of Period.................... $12.887 $14.042 $14.555 $16.162 $16.104
   Number of Units Outstanding, End of Period................       0   2,709   1,033     991   1,015
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period............. $10.000 $12.234 $12.789 $13.652 $14.235
   Accumulation Unit Value, End of Period.................... $12.234 $12.789 $13.652 $14.235 $15.635
   Number of Units Outstanding, End of Period................       0     216     216       0       0
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.............      --      --      -- $10.000 $10.775
   Accumulation Unit Value, End of Period....................      --      --      -- $10.775 $11.426
   Number of Units Outstanding, End of Period................      --      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............      -- $10.000 $10.797 $11.386 $12.424
   Accumulation Unit Value, End of Period....................      -- $10.797 $11.386 $12.424 $13.346
   Number of Units Outstanding, End of Period................      --   2,685   1,820       0       0
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $10.000 $12.446 $14.013 $13.807 $15.880
   Accumulation Unit Value, End of Period.................... $12.446 $14.013 $15.380 $15.880 $16.369
   Number of Units Outstanding, End of Period................       0   1,699   4,096   1,008     999
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $10.000 $12.279 $13.427 $15.380 $14.933
   Accumulation Unit Value, End of Period.................... $12.279 $13.427 $13.807 $14.933 $16.538
   Number of Units Outstanding, End of Period................       0   4,384   2,574   7,645   7,348
AllianceBernstein VPS International Value Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $11.870 $15.768
   Accumulation Unit Value, End of Period....................      --      -- $11.870 $15.768 $16.365
   Number of Units Outstanding, End of Period................      --      --   4,526   9,364   9,990
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.480 $12.228 $13.806 $13.486
   Accumulation Unit Value, End of Period.................... $11.480 $12.228 $13.806 $13.486 $15.062
   Number of Units Outstanding, End of Period................       0       0       0       0       0
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period............. $10.000 $13.605 $15.926 $16.696 $18.746
   Accumulation Unit Value, End of Period.................... $13.605 $15.926 $16.696 $18.746 $18.709
   Number of Units Outstanding, End of Period................     658     152   1,844   8,882   8,630
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.948 $13.293
   Accumulation Unit Value, End of Period....................      --      -- $10.948 $13.293 $15.948
   Number of Units Outstanding, End of Period................      --      --   4,431   5,683   4,056
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.728 $12.765
   Accumulation Unit Value, End of Period....................      --      -- $10.728 $12.765 $12.025
   Number of Units Outstanding, End of Period................      --      --   2,787   2,662   1,337
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.885 $13.020
   Accumulation Unit Value, End of Period....................      --      -- $11.885 $13.020 $15.013
   Number of Units Outstanding, End of Period................      --      --   9,072  19,158  16,942
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.084 $12.298
   Accumulation Unit Value, End of Period....................      --      -- $11.084 $12.298 $13.523
   Number of Units Outstanding, End of Period................      --      --     677  15,832  16,769
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.470 $11.428
   Accumulation Unit Value, End of Period....................      --      -- $10.470 $11.428 $11.520
   Number of Units Outstanding, End of Period................      --      --   2,701   6,474   7,028
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $12.103 $13.375
   Accumulation Unit Value, End of Period....................      --      -- $12.103 $13.375 $15.164
   Number of Units Outstanding, End of Period................      --      --   1,793   7,105   7,108
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.207
   Accumulation Unit Value, End of Period....................      --      --      -- $10.207 $10.531
   Number of Units Outstanding, End of Period................      --      --      --   4,921   7,534
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.148 $11.530
   Accumulation Unit Value, End of Period....................      --      -- $11.148 $11.530 $12.957
   Number of Units Outstanding, End of Period................      --      --       0   2,492   3,161
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.............      -- $10.000 $10.688 $10.856 $11.673
   Accumulation Unit Value, End of Period....................      -- $10.688 $10.856 $11.673 $11.786
   Number of Units Outstanding, End of Period................      --   6,254   2,605   1,806   1,832

FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.233 $11.221 $13.044
   Accumulation Unit Value, End of Period........................      -- $11.233 $11.221 $13.044 $13.304
   Number of Units Outstanding, End of Period....................      --   4,656  22,211  19,809  18,547
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.374 $13.760
   Accumulation Unit Value, End of Period........................      --      -- $11.374 $13.760 $15.129
   Number of Units Outstanding, End of Period....................      --      --       0       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.944 $11.896 $13.845
   Accumulation Unit Value, End of Period........................      -- $10.944 $11.896 $13.845 $14.083
   Number of Units Outstanding, End of Period....................      --   1,519   5,855   7,049   7,202
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.511 $12.468 $14.887
   Accumulation Unit Value, End of Period........................      -- $11.511 $12.468 $14.887 $16.896
   Number of Units Outstanding, End of Period....................      --   4,692  16,247  18,099  17,386
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.517 $12.680
   Accumulation Unit Value, End of Period........................      --      -- $10.517 $12.680 $12.497
   Number of Units Outstanding, End of Period....................      --      --     928     824   2,872
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.370 $12.985
   Accumulation Unit Value, End of Period........................      --      -- $11.370 $12.985 $13.104
   Number of Units Outstanding, End of Period....................      --      --   1,885   1,799       0
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.336 $12.513
   Accumulation Unit Value, End of Period........................      --      -- $11.336 $12.513 $10.244
   Number of Units Outstanding, End of Period....................      --      --   1,377   4,577   4,160
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.265 $12.502
   Accumulation Unit Value, End of Period........................      --      -- $11.265 $12.502 $12.001
   Number of Units Outstanding, End of Period....................      --      --   1,133   4,395   6,538
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.491
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.491 $11.489
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.703
   Accumulation Unit Value, End of Period........................      --      --      -- $10.703 $11.124
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.118
   Accumulation Unit Value, End of Period........................      --      --      -- $10.118 $10.998
   Number of Units Outstanding, End of Period....................      --      --      --   1,889   1,774
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.300
   Accumulation Unit Value, End of Period........................      --      --      -- $10.300 $11.002
   Number of Units Outstanding, End of Period....................      --      --      --  16,510  22,612
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.311 $12.033 $12.303 $13.538
   Accumulation Unit Value, End of Period........................ $11.311 $12.033 $12.303 $13.538 $13.435
   Number of Units Outstanding, End of Period....................       0     226   1,073     817     791
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.285 $13.419 $13.883 $15.820
   Accumulation Unit Value, End of Period........................ $12.285 $13.419 $13.883 $15.820 $14.612
   Number of Units Outstanding, End of Period....................   1,205       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.654 $14.455 $15.945 $20.022
   Accumulation Unit Value, End of Period........................ $12.654 $14.455 $15.945 $20.022 $21.328
   Number of Units Outstanding, End of Period....................     195   2,074   3,035     961     943
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period................. $10.000 $12.151 $13.455 $14.394 $16.123
   Accumulation Unit Value, End of Period........................ $12.151 $13.455 $14.394 $16.123 $15.030
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.918 $12.453
   Accumulation Unit Value, End of Period........................      --      -- $10.918 $12.453 $11.643
   Number of Units Outstanding, End of Period....................      --      --   1,501   3,781   5,576
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.720 $12.102 $12.575 $13.035
   Accumulation Unit Value, End of Period........................ $11.720 $12.102 $12.575 $13.035 $13.521
   Number of Units Outstanding, End of Period....................       0   1,882   2,544   3,261   4,112


* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.50% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein

    Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
  With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 0-70)
                          Mortality & Expense = 1.55



                                                                    For the Year Ending December 31
                                                               -----------------------------------------
Sub-Accounts                                                    2003    2004    2005     2006     2007
------------                                                   ------- ------- ------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.197 $13.480 $ 16.256 $ 17.194
   Accumulation Unit Value, End of Period..................... $12.197 $13.480 $16.256 $ 17.194 $ 20.168
   Number of Units Outstanding, End of Period.................     623     523     879      607      409
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.223 $12.996 $ 13.454 $ 14.653
   Accumulation Unit Value, End of Period..................... $12.223 $12.996 $13.454 $ 14.653 $ 14.958
   Number of Units Outstanding, End of Period.................   1,616  29,623  30,076   26,991   23,736
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.848 $12.907 $ 14.953 $ 15.269
   Accumulation Unit Value, End of Period..................... $11.848 $12.907 $14.953 $ 15.269 $ 17.888
   Number of Units Outstanding, End of Period.................   1,790  17,173  16,295   15,558   10,835
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.652 $13.983 $ 14.889 $ 19.002
   Accumulation Unit Value, End of Period..................... $12.652 $13.983 $14.889 $ 19.002 $ 21.534
   Number of Units Outstanding, End of Period.................   2,600   9,341   9,230    8,230    6,803
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.564 $13.862 $ 14.499 $ 16.862
   Accumulation Unit Value, End of Period..................... $12.564 $13.862 $14.499 $ 16.862 $ 19.331
   Number of Units Outstanding, End of Period.................     662     997     967      898      861
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.931 $14.568 $ 15.199 $ 18.162
   Accumulation Unit Value, End of Period..................... $12.931 $14.568 $15.199 $ 18.162 $ 19.051
   Number of Units Outstanding, End of Period.................   2,247   5,895   6,958    6,186    4,317
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.297 $12.162 $ 12.181 $ 13.048
   Accumulation Unit Value, End of Period..................... $11.297 $12.162 $12.181 $ 13.048 $ 13.320
   Number of Units Outstanding, End of Period.................   1,291   7,168   7,800    7,465    7,453
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.630 $12.653 $ 13.267 $ 14.857
   Accumulation Unit Value, End of Period..................... $11.630 $12.653 $13.267 $ 14.857 $ 15.015
   Number of Units Outstanding, End of Period.................   1,291   2,420   3,027    2,669    2,071
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.279 $10.613 $ 10.750 $ 11.127
   Accumulation Unit Value, End of Period..................... $10.279 $10.613 $10.750 $ 11.127 $ 11.559
   Number of Units Outstanding, End of Period.................   9,635  55,986  84,876  122,078  114,427
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.988 $ 9.929 $  9.904 $ 10.124
   Accumulation Unit Value, End of Period..................... $ 9.988 $ 9.929 $ 9.904 $ 10.124 $ 10.225
   Number of Units Outstanding, End of Period.................     579   5,610  14,195   18,083   16,594
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.906 $ 9.793 $  9.867 $ 10.118
   Accumulation Unit Value, End of Period..................... $ 9.906 $ 9.793 $ 9.867 $ 10.118 $ 10.405
   Number of Units Outstanding, End of Period.................   1,824  51,934  59,633   72,981   67,312
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.077 $13.088 $ 13.431 $ 15.206
   Accumulation Unit Value, End of Period..................... $12.077 $13.088 $13.431 $ 15.206 $ 15.688
   Number of Units Outstanding, End of Period.................   3,737  10,590  17,136   25,713   24,387
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.997 $12.981 $ 13.784 $ 15.543
   Accumulation Unit Value, End of Period..................... $11.997 $12.981 $13.784 $ 15.543 $ 16.550
   Number of Units Outstanding, End of Period.................   8,940  12,775  11,067    9,541    9,409
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.470 $13.557 $ 15.233 $ 17.967
   Accumulation Unit Value, End of Period..................... $11.470 $13.557 $15.233 $ 17.967 $ 21.191
   Number of Units Outstanding, End of Period.................       0     116   1,413    1,393      659
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.285 $12.206 $ 13.450 $ 14.644
   Accumulation Unit Value, End of Period..................... $11.285 $12.206 $13.450 $ 14.644 $ 15.308
   Number of Units Outstanding, End of Period.................   1,551   3,809   3,137    3,211    3,012
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.867 $17.968 $ 23.618 $ 31.834
   Accumulation Unit Value, End of Period..................... $14.867 $17.968 $23.618 $ 31.834 $ 43.932
   Number of Units Outstanding, End of Period.................   2,327   4,136   6,349    6,698    5,413
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.586 $12.696 $ 13.397 $ 14.820
   Accumulation Unit Value, End of Period..................... $11.586 $12.696 $13.397 $ 14.820 $ 15.050
   Number of Units Outstanding, End of Period.................     629   6,153  18,434   17,401   17,342
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.679 $12.328 $ 13.990 $ 14.271
   Accumulation Unit Value, End of Period..................... $11.679 $12.328 $13.990 $ 14.271 $ 17.059
   Number of Units Outstanding, End of Period.................   1,152   1,427   1,419    1,943    1,922
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.213 $13.533 $ 14.891 $ 17.780
   Accumulation Unit Value, End of Period..................... $12.213 $13.533 $14.891 $ 17.780 $ 19.178
   Number of Units Outstanding, End of Period.................   6,414  19,015  23,225   23,546   20,486
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $ 10.000 $ 10.728
   Accumulation Unit Value, End of Period.....................      --      --      -- $ 10.728 $ 12.043
   Number of Units Outstanding, End of Period.................      --      --      --    3,276    1,021
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.076 $15.608 $ 17.990 $ 19.293
   Accumulation Unit Value, End of Period..................... $13.076 $15.608 $17.990 $ 19.293 $ 23.242
   Number of Units Outstanding, End of Period.................     717   2,943  15,439   21,567   19,996
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.580 $15.872 $ 17.606 $ 19.348
   Accumulation Unit Value, End of Period..................... $13.580 $15.872 $17.606 $ 19.348 $ 19.572
   Number of Units Outstanding, End of Period.................   3,993  12,899  12,585   11,979   11,879
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.368 $15.043 $ 16.578 $ 19.650
   Accumulation Unit Value, End of Period..................... $13.368 $15.043 $16.578 $ 19.650 $ 20.801
   Number of Units Outstanding, End of Period.................   6,362  15,793  20,993   26,303   23,654
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.746 $17.042 $ 19.552 $ 26.450
   Accumulation Unit Value, End of Period..................... $12.746 $17.042 $19.552 $ 26.450 $ 21.498
   Number of Units Outstanding, End of Period.................   3,713  10,784  22,939   23,268   24,634
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.824 $14.478 $ 15.808 $ 16.298
   Accumulation Unit Value, End of Period..................... $12.824 $14.478 $15.808 $ 16.298 $ 18.832
   Number of Units Outstanding, End of Period.................   2,230   3,794   6,935    5,298    5,069
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.487 $14.408 $ 14.740 $ 16.809
   Accumulation Unit Value, End of Period..................... $12.487 $14.408 $14.740 $ 16.809 $ 16.130
   Number of Units Outstanding, End of Period.................  12,014  41,479  69,291   72,271   67,318
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.385 $13.888 $ 14.974 $ 17.064
   Accumulation Unit Value, End of Period..................... $12.385 $13.888 $14.974 $ 17.064 $ 17.189
   Number of Units Outstanding, End of Period.................   7,678  24,955  27,392   25,379   23,839
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.817 $12.399 $ 13.114 $ 13.225
   Accumulation Unit Value, End of Period..................... $11.817 $12.399 $13.114 $ 13.225 $ 15.156
   Number of Units Outstanding, End of Period.................     751   4,567   4,493    3,265    3,057
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.883 $14.031 $ 14.535 $ 16.132
   Accumulation Unit Value, End of Period..................... $12.883 $14.031 $14.535 $ 16.132 $ 16.066

   Number of Units Outstanding, End of Period....................       0   5,523   6,236   5,800   4,417
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.230 $12.778 $13.634 $14.209
   Accumulation Unit Value, End of Period........................ $12.230 $12.778 $13.634 $14.209 $15.598
   Number of Units Outstanding, End of Period....................   1,859   1,855   1,141   1,141   1,141
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.771
   Accumulation Unit Value, End of Period........................      --      --      -- $10.771 $11.417
   Number of Units Outstanding, End of Period....................      --      --      --   3,724   3,405
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.793 $11.376 $12.407
   Accumulation Unit Value, End of Period........................      -- $10.793 $11.376 $12.407 $13.321
   Number of Units Outstanding, End of Period....................      --  11,166  11,086  11,084  10,849
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.441 $14.001 $13.788 $15.850
   Accumulation Unit Value, End of Period........................ $12.441 $14.001 $15.359 $15.850 $16.330
   Number of Units Outstanding, End of Period....................     321   1,519   5,607  16,198  13,867
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.275 $13.415 $15.359 $14.905
   Accumulation Unit Value, End of Period........................ $12.275 $13.415 $13.788 $14.905 $16.499
   Number of Units Outstanding, End of Period....................   3,995  17,265  16,861   5,736   4,535
AllianceBernstein VPS International Value Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.866 $15.755
   Accumulation Unit Value, End of Period........................      --      -- $11.866 $15.755 $16.343
   Number of Units Outstanding, End of Period....................      --      --   9,392  20,261  21,992
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.476 $12.217 $13.788 $13.461
   Accumulation Unit Value, End of Period........................ $11.476 $12.217 $13.788 $13.461 $15.027
   Number of Units Outstanding, End of Period....................     936   2,090   2,045   2,094   1,965
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $13.600 $15.912 $16.673 $18.711
   Accumulation Unit Value, End of Period........................ $13.600 $15.912 $16.673 $18.711 $18.664
   Number of Units Outstanding, End of Period....................   1,212  11,663  14,974  15,699  16,541
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.945 $13.282
   Accumulation Unit Value, End of Period........................      --      -- $10.945 $13.282 $15.926
   Number of Units Outstanding, End of Period....................      --      --   1,109   1,819   1,561
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.724 $12.754
   Accumulation Unit Value, End of Period........................      --      -- $10.724 $12.754 $12.009
   Number of Units Outstanding, End of Period....................      --      --       0     599     595
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.881 $13.009
   Accumulation Unit Value, End of Period........................      --      -- $11.881 $13.009 $14.993
   Number of Units Outstanding, End of Period....................      --      --  12,903  17,162  24,941
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.080 $12.288
   Accumulation Unit Value, End of Period........................      --      -- $11.080 $12.288 $13.504
   Number of Units Outstanding, End of Period....................      --      --   7,580  14,335  12,769
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.466 $11.418
   Accumulation Unit Value, End of Period........................      --      -- $10.466 $11.418 $11.504
   Number of Units Outstanding, End of Period....................      --      --   1,658   5,694   6,586
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.099 $13.364
   Accumulation Unit Value, End of Period........................      --      -- $12.099 $13.364 $15.144
   Number of Units Outstanding, End of Period....................      --      --   2,565   3,963   3,800
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.203
   Accumulation Unit Value, End of Period........................      --      --      -- $10.203 $10.522
   Number of Units Outstanding, End of Period....................      --      --      --   2,709   4,860
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.144 $11.520
   Accumulation Unit Value, End of Period........................      --      -- $11.144 $11.520 $12.940
   Number of Units Outstanding, End of Period....................      --      --   3,696   6,340   4,802
FTVIP Franklin High Income Securities Fund - Class 2
   (2) Accumulation Unit Value, Beginning of Period..............      -- $10.000 $10.685 $10.847 $11.657
   Accumulation Unit Value, End of Period........................      -- $10.685 $10.847 $11.657 $11.764
   Number of Units Outstanding, End of Period....................      --   5,890  15,698  18,903  17,623
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.229 $11.211 $13.026
   Accumulation Unit Value, End of Period........................      -- $11.229 $11.211 $13.026 $13.279
   Number of Units Outstanding, End of Period....................      --     937  16,340  18,775  18,706
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.370 $13.749
   Accumulation Unit Value, End of Period........................      --      -- $11.370 $13.749 $15.109
   Number of Units Outstanding, End of Period....................      --      --     207   1,321   2,450
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.941 $11.886 $13.826
   Accumulation Unit Value, End of Period........................      -- $10.941 $11.886 $13.826 $14.057
   Number of Units Outstanding, End of Period....................      --     840  11,565  13,529  13,239
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.508 $12.458 $14.867
   Accumulation Unit Value, End of Period........................      -- $11.508 $12.458 $14.867 $16.865
   Number of Units Outstanding, End of Period....................      --     773  12,780  18,523  15,816
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.514 $12.669
   Accumulation Unit Value, End of Period........................      --      -- $10.514 $12.669 $12.480
   Number of Units Outstanding, End of Period....................      --      --   3,085   5,262   8,827
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.366 $12.974
   Accumulation Unit Value, End of Period........................      --      -- $11.366 $12.974 $13.086
   Number of Units Outstanding, End of Period....................      --      --   2,717   2,904   2,894
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.333 $12.502
   Accumulation Unit Value, End of Period........................      --      -- $11.333 $12.502 $10.230
   Number of Units Outstanding, End of Period....................      --      --  11,367  14,355  14,320
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.261 $12.492
   Accumulation Unit Value, End of Period........................      --      -- $11.261 $12.492 $11.985
   Number of Units Outstanding, End of Period....................      --      --   6,856  13,475  12,846
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.488
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.488 $11.479
   Number of Units Outstanding, End of Period....................      --      --      --     404     467
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.699
   Accumulation Unit Value, End of Period........................      --      --      -- $10.699 $11.114
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.115
   Accumulation Unit Value, End of Period........................      --      --      -- $10.115 $10.989
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.297
   Accumulation Unit Value, End of Period........................      --      --      -- $10.297 $10.993
   Number of Units Outstanding, End of Period....................      --      --      --   8,654  14,000
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.307 $12.022 $12.286 $13.512
   Accumulation Unit Value, End of Period........................ $11.307 $12.022 $12.286 $13.512 $13.403
   Number of Units Outstanding, End of Period....................   1,192   5,170   6,514   6,636   6,649
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.281 $13.408 $13.864 $15.791
   Accumulation Unit Value, End of Period........................ $12.281 $13.408 $13.864 $15.791 $14.578
   Number of Units Outstanding, End of Period....................       0   3,765   3,723   3,657   1,586
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.650 $14.443 $15.923 $19.984
   Accumulation Unit Value, End of Period........................ $12.650 $14.443 $15.923 $19.984 $21.277

   Number of Units Outstanding, End of Period...............   3,657   8,072  10,263   9,992   7,420
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.147 $13.444 $14.374 $16.093
   Accumulation Unit Value, End of Period................... $12.147 $13.444 $14.374 $16.093 $14.994
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.915 $12.443
   Accumulation Unit Value, End of Period...................      --      -- $10.915 $12.443 $11.627
   Number of Units Outstanding, End of Period...............      --      --   3,664   9,942   9,614
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.716 $12.091 $12.558 $13.011
   Accumulation Unit Value, End of Period................... $11.716 $12.091 $12.558 $13.011 $13.489
   Number of Units Outstanding, End of Period...............     298   4,319   4,848   5,117   3,665



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
    - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.55% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                           (Annual Increase) Option
                           Mortality & Expense = 1.6



                                                                         For the Year Ending December 31
                                                               ----------------------------------------------------
Sub-Accounts                                                     2003      2004       2005       2006       2007
------------                                                   -------- ---------- ---------- ---------- ----------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.193 $   13.468 $   16.234 $   17.162
   Accumulation Unit Value, End of Period..................... $ 12.193 $   13.468 $   16.234 $   17.162 $   20.121
   Number of Units Outstanding, End of Period.................   61,935     84,626     78,098     84,452     70,816
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.219 $   12.985 $   13.436 $   14.625
   Accumulation Unit Value, End of Period..................... $ 12.219 $   12.985 $   13.436 $   14.625 $   14.922
   Number of Units Outstanding, End of Period.................  370,921    593,089    587,556    523,933    477,295
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   11.844 $   12.896 $   14.932 $   15.240
   Accumulation Unit Value, End of Period..................... $ 11.844 $   12.896 $   14.932 $   15.240 $   17.845
   Number of Units Outstanding, End of Period.................  383,335    563,235    558,613    539,817    485,775
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.648 $   13.971 $   14.869 $   18.967
   Accumulation Unit Value, End of Period..................... $ 12.648 $   13.971 $   14.869 $   18.967 $   21.483
   Number of Units Outstanding, End of Period.................  115,872    144,798    124,317    109,160     90,999
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.560 $   13.851 $   14.480 $   16.831
   Accumulation Unit Value, End of Period..................... $ 12.560 $   13.851 $   14.480 $   16.831 $   19.285
   Number of Units Outstanding, End of Period.................   35,755     43,351     41,510     34,505     28,403
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.927 $   14.556 $   15.178 $   18.128
   Accumulation Unit Value, End of Period..................... $ 12.927 $   14.556 $   15.178 $   18.128 $   19.006
   Number of Units Outstanding, End of Period.................  217,921    386,604    423,825    406,602    355,135
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.293 $   12.152 $   12.164 $   13.023
   Accumulation Unit Value, End of Period..................... $ 11.293 $   12.152 $   12.164 $   13.023 $   13.288
   Number of Units Outstanding, End of Period.................  168,118    229,257    200,736    180,513    163,166
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.626 $   12.642 $   13.249 $   14.829
   Accumulation Unit Value, End of Period..................... $ 11.626 $   12.642 $   13.249 $   14.829 $   14.980
   Number of Units Outstanding, End of Period.................  214,961    246,783    186,933    154,684    126,485
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   10.276 $   10.604 $   10.735 $   11.106
   Accumulation Unit Value, End of Period..................... $ 10.276 $   10.604 $   10.735 $   11.106 $   11.532
   Number of Units Outstanding, End of Period.................  526,446    909,171  1,009,551  1,103,429  1,103,099
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.984 $    9.920 $    9.890 $   10.105
   Accumulation Unit Value, End of Period..................... $  9.984 $    9.920 $    9.890 $   10.105 $   10.201
   Number of Units Outstanding, End of Period.................  574,826    954,804  1,059,818  1,027,297    930,092
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $    9.902 $    9.785 $    9.854 $   10.099
   Accumulation Unit Value, End of Period..................... $  9.902 $    9.785 $    9.854 $   10.099 $   10.381
   Number of Units Outstanding, End of Period.................  416,006    608,186    704,574    688,247    836,583
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.073 $   13.077 $   13.413 $   15.178
   Accumulation Unit Value, End of Period..................... $ 12.073 $   13.077 $   13.413 $   15.178 $   15.650
   Number of Units Outstanding, End of Period.................  547,466    702,177    684,206    613,720    546,807
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   11.993 $   12.970 $   13.766 $   15.514
   Accumulation Unit Value, End of Period..................... $ 11.993 $   12.970 $   13.766 $   15.514 $   16.511
   Number of Units Outstanding, End of Period.................  215,575    293,243    263,391    264,572    242,918
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.466 $   13.545 $   15.212 $   17.933
   Accumulation Unit Value, End of Period..................... $ 11.466 $   13.545 $   15.212 $   17.933 $   21.140
   Number of Units Outstanding, End of Period.................   54,147     68,278     73,643     70,934     48,527
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $   11.281 $   12.196 $   13.431 $   14.617
   Accumulation Unit Value, End of Period..................... $ 11.281 $   12.196 $   13.431 $   14.617 $   15.272
   Number of Units Outstanding, End of Period.................   30,598     89,265     89,271     86,866     76,596
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   14.862 $   17.952 $   23.586 $   31.775
   Accumulation Unit Value, End of Period..................... $ 14.862 $   17.952 $   23.586 $   31.775 $   43.828
   Number of Units Outstanding, End of Period.................   71,008    111,634    132,293    150,988    131,533
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.582 $   12.685 $   13.378 $   14.792
   Accumulation Unit Value, End of Period..................... $ 11.582 $   12.685 $   13.378 $   14.792 $   15.014
   Number of Units Outstanding, End of Period.................  117,972    219,831    284,190    302,006    233,588
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.675 $   12.318 $   13.971 $   14.244
   Accumulation Unit Value, End of Period..................... $ 11.675 $   12.318 $   13.971 $   14.244 $   17.019
   Number of Units Outstanding, End of Period.................  138,503    236,992    219,751    207,752    180,460
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.209 $   13.522 $   14.871 $   17.747
   Accumulation Unit Value, End of Period..................... $ 12.209 $   13.522 $   14.871 $   17.747 $   19.132
   Number of Units Outstanding, End of Period.................  144,041    338,179    478,749    485,462    430,629
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --         --         -- $   10.000 $   10.724
   Accumulation Unit Value, End of Period.....................       --         --         -- $   10.724 $   12.033
   Number of Units Outstanding, End of Period.................       --         --         --     34,936     59,894
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   13.071 $   15.595 $   17.966 $   19.257
   Accumulation Unit Value, End of Period..................... $ 13.071 $   15.595 $   17.966 $   19.257 $   23.187
   Number of Units Outstanding, End of Period.................  221,205    350,134    365,037    361,315    317,263
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   13.575 $   15.858 $   17.582 $   19.312
   Accumulation Unit Value, End of Period..................... $ 13.575 $   15.858 $   17.582 $   19.312 $   19.526
   Number of Units Outstanding, End of Period.................  197,028    274,833    272,789    262,092    226,867
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   13.363 $   15.030 $   16.555 $   19.613
   Accumulation Unit Value, End of Period..................... $ 13.363 $   15.030 $   16.555 $   19.613 $   20.752
   Number of Units Outstanding, End of Period.................  348,116    504,735    528,435    525,273    453,633
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.742 $   17.028 $   19.525 $   26.401
   Accumulation Unit Value, End of Period..................... $ 12.742 $   17.028 $   19.525 $   26.401 $   21.447
   Number of Units Outstanding, End of Period.................  178,185    357,931    373,998    347,422    301,144
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.820 $   14.466 $   15.786 $   16.268
   Accumulation Unit Value, End of Period..................... $ 12.820 $   14.466 $   15.786 $   16.268 $   18.787
   Number of Units Outstanding, End of Period.................   73,814    104,150     87,685     86,803     85,796
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.483 $   14.396 $   14.720 $   16.777
   Accumulation Unit Value, End of Period..................... $ 12.483 $   14.396 $   14.720 $   16.777 $   16.092
   Number of Units Outstanding, End of Period.................  898,393  1,533,840  1,692,330  1,579,414  1,433,747
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.381 $   13.876 $   14.953 $   17.032
   Accumulation Unit Value, End of Period..................... $ 12.381 $   13.876 $   14.953 $   17.032 $   17.148

   Number of Units Outstanding, End of Period....................  531,549  968,432  1,018,304  950,406  814,975
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 11.813 $   12.388 $ 13.096 $ 13.200
   Accumulation Unit Value, End of Period........................ $ 11.813 $ 12.388 $   13.096 $ 13.200 $ 15.120
   Number of Units Outstanding, End of Period....................  225,398  273,736    257,568  227,629  187,277
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.878 $   14.019 $ 14.516 $ 16.102
   Accumulation Unit Value, End of Period........................ $ 12.878 $ 14.019 $   14.516 $ 16.102 $ 16.028
   Number of Units Outstanding, End of Period....................  138,446  249,632    226,779  206,748  182,860
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.226 $   12.768 $ 13.615 $ 14.182
   Accumulation Unit Value, End of Period........................ $ 12.226 $ 12.768 $   13.615 $ 14.182 $ 15.561
   Number of Units Outstanding, End of Period....................  102,343  118,640     92,533   84,229   63,558
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................       --       --         -- $ 10.000 $ 10.768
   Accumulation Unit Value, End of Period........................       --       --         -- $ 10.768 $ 11.407
   Number of Units Outstanding, End of Period....................       --       --         --   77,159   66,993
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................       -- $ 10.000 $   10.789 $ 11.367 $ 12.390
   Accumulation Unit Value, End of Period........................       -- $ 10.789 $   11.367 $ 12.390 $ 13.297
   Number of Units Outstanding, End of Period....................       --   18,120     30,705   23,131   20,634
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 12.437 $   13.989 $ 15.338 $ 14.877
   Accumulation Unit Value, End of Period........................ $ 12.437 $ 13.989 $   15.338 $ 14.877 $ 16.460
   Number of Units Outstanding, End of Period....................  150,818  221,062    246,517  241,377  233,850
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.271 $   13.404 $ 13.770 $ 15.821
   Accumulation Unit Value, End of Period........................ $ 12.271 $ 13.404 $   13.770 $ 15.821 $ 16.291
   Number of Units Outstanding, End of Period....................  401,539  511,264    489,546  431,729  376,960
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 11.862 $ 15.741
   Accumulation Unit Value, End of Period........................       --       -- $   11.862 $ 15.741 $ 16.321
   Number of Units Outstanding, End of Period....................       --       --     86,632  189,365  211,417
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 11.472 $   12.207 $ 13.769 $ 13.436
   Accumulation Unit Value, End of Period........................ $ 11.472 $ 12.207 $   13.769 $ 13.436 $ 14.991
   Number of Units Outstanding, End of Period....................  161,943  199,308    197,532  172,369  156,130
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 13.595 $   15.899 $ 16.651 $ 18.676
   Accumulation Unit Value, End of Period........................ $ 13.595 $ 15.899 $   16.651 $ 18.676 $ 18.620
   Number of Units Outstanding, End of Period....................  274,965  410,042    433,022  415,530  380,310
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 10.941 $ 13.270
   Accumulation Unit Value, End of Period........................       --       -- $   10.941 $ 13.270 $ 15.904
   Number of Units Outstanding, End of Period....................       --       --     15,832   23,344   30,808
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 10.720 $ 12.743
   Accumulation Unit Value, End of Period........................       --       -- $   10.720 $ 12.743 $ 11.993
   Number of Units Outstanding, End of Period....................       --       --      8,804   34,477   32,222
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 11.876 $ 12.998
   Accumulation Unit Value, End of Period........................       --       -- $   11.876 $ 12.998 $ 14.973
   Number of Units Outstanding, End of Period....................       --       --    128,269  198,759  230,214
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 11.076 $ 12.277
   Accumulation Unit Value, End of Period........................       --       -- $   11.076 $ 12.277 $ 13.486
   Number of Units Outstanding, End of Period....................       --       --     23,495   54,782   56,369
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 10.463 $ 11.409
   Accumulation Unit Value, End of Period........................       --       -- $   10.463 $ 11.409 $ 11.488
   Number of Units Outstanding, End of Period....................       --       --     24,058   44,256   48,022
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 12.095 $ 13.352
   Accumulation Unit Value, End of Period........................       --       -- $   12.095 $ 13.352 $ 15.123
   Number of Units Outstanding, End of Period....................       --       --     46,521   87,873   82,129
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       --         -- $ 10.000 $ 10.200
   Accumulation Unit Value, End of Period........................       --       --         -- $ 10.200 $ 10.513
   Number of Units Outstanding, End of Period....................       --       --         --   13,970  111,459
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 11.140 $ 11.510
   Accumulation Unit Value, End of Period........................       --       -- $   11.140 $ 11.510 $ 12.922
   Number of Units Outstanding, End of Period....................       --       --      5,522   16,179   14,761
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................       -- $ 10.000 $   10.681 $ 10.838 $ 11.641
   Accumulation Unit Value, End of Period........................       -- $ 10.681 $   10.838 $ 11.641 $ 11.742
   Number of Units Outstanding, End of Period....................       --   73,675     95,386   91,682   86,499
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $   11.225 $ 11.202 $ 13.008
   Accumulation Unit Value, End of Period........................       -- $ 11.225 $   11.202 $ 13.008 $ 13.254
   Number of Units Outstanding, End of Period....................       --   65,570    185,049  238,471  255,837
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 11.366 $ 13.737
   Accumulation Unit Value, End of Period........................       --       -- $   11.366 $ 13.737 $ 15.088
   Number of Units Outstanding, End of Period....................       --       --     24,927   31,082   49,812
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $   10.937 $ 11.875 $ 13.807
   Accumulation Unit Value, End of Period........................       -- $ 10.937 $   11.875 $ 13.807 $ 14.031
   Number of Units Outstanding, End of Period....................       --   54,470    120,041  135,146  136,965
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $   11.504 $ 12.447 $ 14.847
   Accumulation Unit Value, End of Period........................       -- $ 11.504 $   12.447 $ 14.847 $ 16.833
   Number of Units Outstanding, End of Period....................       --   52,429    173,728  227,817  214,641
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 10.510 $ 12.659
   Accumulation Unit Value, End of Period........................       --       -- $   10.510 $ 12.659 $ 12.463
   Number of Units Outstanding, End of Period....................       --       --     25,428   70,169   67,358
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................       --       -- $   10.000 $ 11.362 $ 12.963
   Accumulation Unit Value, End of Period........................       --       -- $   11.362 $ 12.963 $ 13.068
   Number of Units Outstanding, End of Period....................       --       --     44,698   49,736   39,835
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 11.329 $ 12.492
   Accumulation Unit Value, End of Period........................       --       -- $   11.329 $ 12.492 $ 10.216
   Number of Units Outstanding, End of Period....................       --       --     52,794  113,695  109,245
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $   10.000 $ 11.257 $ 12.481
   Accumulation Unit Value, End of Period........................       --       -- $   11.257 $ 12.481 $ 11.969
   Number of Units Outstanding, End of Period....................       --       --     18,819   45,956   57,135
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --         -- $ 10.000 $  9.484
   Accumulation Unit Value, End of Period........................       --       --         -- $  9.484 $ 11.469
   Number of Units Outstanding, End of Period....................       --       --         --   33,890   17,853
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --         -- $ 10.000 $ 10.696
   Accumulation Unit Value, End of Period........................       --       --         -- $ 10.696 $ 11.105
   Number of Units Outstanding, End of Period....................       --       --         --    2,821    4,937
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --         -- $ 10.000 $ 10.111
   Accumulation Unit Value, End of Period........................       --       --         -- $ 10.111 $ 10.979
   Number of Units Outstanding, End of Period....................       --       --         --    7,240   64,914

PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period......       --       --       -- $ 10.000 $ 10.293
   Accumulation Unit Value, End of Period............       --       --       -- $ 10.293 $ 10.983
   Number of Units Outstanding, End of Period........       --       --       --   60,346  155,006
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $ 10.000 $ 11.303 $ 12.012 $ 12.270 $ 13.487
   Accumulation Unit Value, End of Period............ $ 11.303 $ 12.012 $ 12.270 $ 13.487 $ 13.371
   Number of Units Outstanding, End of Period........   80,721   96,823  100,498   77,063   67,710
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $ 10.000 $ 12.276 $ 13.396 $ 13.845 $ 15.762
   Accumulation Unit Value, End of Period............ $ 12.276 $ 13.396 $ 13.845 $ 15.762 $ 14.543
   Number of Units Outstanding, End of Period........  110,638  123,948  103,872   94,372   82,711
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $ 10.000 $ 12.645 $ 14.430 $ 15.902 $ 19.947
   Accumulation Unit Value, End of Period............ $ 12.645 $ 14.430 $ 15.902 $ 19.947 $ 21.227
   Number of Units Outstanding, End of Period........  212,107  336,087  355,556  357,451  346,127
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period..... $ 10.000 $ 12.142 $ 13.433 $ 14.355 $ 16.063
   Accumulation Unit Value, End of Period............ $ 12.142 $ 13.433 $ 14.355 $ 16.063 $ 14.959
   Number of Units Outstanding, End of Period........   12,782   12,695   10,818    8,811    7,412
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......       --       -- $ 10.000 $ 10.911 $ 12.432
   Accumulation Unit Value, End of Period............       --       -- $ 10.911 $ 12.432 $ 11.612
   Number of Units Outstanding, End of Period........       --       --   21,809   38,307   44,470
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $ 10.000 $ 11.712 $ 12.081 $ 12.541 $ 12.987
   Accumulation Unit Value, End of Period............ $ 11.712 $ 12.081 $ 12.541 $ 12.987 $ 13.457
   Number of Units Outstanding, End of Period........  200,908  265,523  262,613  232,496  195,573



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return
    - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.60% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the Enhanced Beneficiary Protection (Annual Increase) Option and the
                              Earnings Protection
                        Death Benefit Option (age 0-70)
                          Mortality & Expense = 1.65



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.188 $13.457 $16.212 $17.130
   Accumulation Unit Value, End of Period..................... $12.188 $13.457 $16.212 $17.130 $20.073
   Number of Units Outstanding, End of Period.................      38      37      37     414       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.214 $12.974 $13.418 $14.598
   Accumulation Unit Value, End of Period..................... $12.214 $12.974 $13.418 $14.598 $14.887
   Number of Units Outstanding, End of Period.................  29,230  42,426  42,667  35,818  34,950
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.840 $12.885 $14.912 $15.212
   Accumulation Unit Value, End of Period..................... $11.840 $12.885 $14.912 $15.212 $17.803
   Number of Units Outstanding, End of Period.................   3,876  12,034  20,762  19,955  18,814
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.643 $13.959 $14.849 $18.931
   Accumulation Unit Value, End of Period..................... $12.643 $13.959 $14.849 $18.931 $21.432
   Number of Units Outstanding, End of Period.................   4,174   6,513   6,840   6,340   5,761
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.556 $13.839 $14.460 $16.799
   Accumulation Unit Value, End of Period..................... $12.556 $13.839 $14.460 $16.799 $19.240
   Number of Units Outstanding, End of Period.................   3,446   5,895   6,095   6,044   5,831
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.923 $14.543 $15.158 $18.094
   Accumulation Unit Value, End of Period..................... $12.923 $14.543 $15.158 $18.094 $18.961
   Number of Units Outstanding, End of Period.................   3,343   7,012   8,447   8,149   7,279
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.289 $12.141 $12.148 $12.999
   Accumulation Unit Value, End of Period..................... $11.289 $12.141 $12.148 $12.999 $13.256
   Number of Units Outstanding, End of Period.................  11,891  17,458  11,932  10,567  10,434
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.622 $12.631 $13.232 $14.802
   Accumulation Unit Value, End of Period..................... $11.622 $12.631 $13.232 $14.802 $14.944
   Number of Units Outstanding, End of Period.................     874   1,852   1,841   1,720   1,712
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.272 $10.595 $10.721 $11.086
   Accumulation Unit Value, End of Period..................... $10.272 $10.595 $10.721 $11.086 $11.504
   Number of Units Outstanding, End of Period.................  13,312  43,413  54,063  43,694  42,917
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.981 $ 9.912 $ 9.877 $10.086
   Accumulation Unit Value, End of Period..................... $ 9.981 $ 9.912 $ 9.877 $10.086 $10.177
   Number of Units Outstanding, End of Period.................  28,671  36,006  33,836  34,411  32,992
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.899 $ 9.777 $ 9.841 $10.081
   Accumulation Unit Value, End of Period..................... $ 9.899 $ 9.777 $ 9.841 $10.081 $10.356
   Number of Units Outstanding, End of Period.................  44,250  45,822  61,920  60,617  56,312
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.069 $13.066 $13.395 $15.149
   Accumulation Unit Value, End of Period..................... $12.069 $13.066 $13.395 $15.149 $15.613
   Number of Units Outstanding, End of Period.................   9,175  25,185  80,663  81,629  80,162
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.989 $12.959 $13.747 $15.485
   Accumulation Unit Value, End of Period..................... $11.989 $12.959 $13.747 $15.485 $16.472
   Number of Units Outstanding, End of Period.................   8,088  10,334   8,465   7,891   7,330
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.462 $13.534 $15.192 $17.900
   Accumulation Unit Value, End of Period..................... $11.462 $13.534 $15.192 $17.900 $21.090
   Number of Units Outstanding, End of Period.................     404   1,334   1,360   1,248   1,109
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.277 $12.185 $13.413 $14.590
   Accumulation Unit Value, End of Period..................... $11.277 $12.185 $13.413 $14.590 $15.235
   Number of Units Outstanding, End of Period.................     228     756   1,761   1,751   1,723
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.857 $17.937 $23.554 $31.716
   Accumulation Unit Value, End of Period..................... $14.857 $17.937 $23.554 $31.716 $43.724
   Number of Units Outstanding, End of Period.................     639   1,524   1,532   1,589   1,270
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.579 $12.307 $13.952 $14.218
   Accumulation Unit Value, End of Period..................... $11.671 $12.307 $13.952 $14.218 $16.978
   Number of Units Outstanding, End of Period.................   3,421   9,249   9,435   9,395   9,550
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.671 $12.675 $13.360 $14.765
   Accumulation Unit Value, End of Period..................... $11.579 $12.675 $13.360 $14.765 $14.979
   Number of Units Outstanding, End of Period.................   4,530   8,394  11,710  11,431  10,811
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.205 $13.510 $14.851 $17.714
   Accumulation Unit Value, End of Period..................... $12.205 $13.510 $14.851 $17.714 $19.087
   Number of Units Outstanding, End of Period.................   9,002  16,072  21,812  23,913  23,577
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.720
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.720 $12.023
   Number of Units Outstanding, End of Period.................      --      --      --       0     772
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.067 $15.582 $17.941 $19.221
   Accumulation Unit Value, End of Period..................... $13.067 $15.582 $17.941 $19.221 $23.132
   Number of Units Outstanding, End of Period.................   5,895  14,663  13,905  13,700  12,057
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.570 $15.845 $17.558 $19.276
   Accumulation Unit Value, End of Period..................... $13.570 $15.845 $17.558 $19.276 $19.480
   Number of Units Outstanding, End of Period.................   5,310  12,824  12,546  12,441  11,050
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.359 $15.018 $16.533 $19.577
   Accumulation Unit Value, End of Period..................... $13.359 $15.018 $16.533 $19.577 $20.702
   Number of Units Outstanding, End of Period.................   9,238  14,116  18,484  18,870  17,661
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.737 $17.013 $19.499 $26.352
   Accumulation Unit Value, End of Period..................... $12.737 $17.013 $19.499 $26.352 $21.396
   Number of Units Outstanding, End of Period.................   1,631   5,949   9,640   9,040   8,422
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.816 $14.454 $15.765 $16.238
   Accumulation Unit Value, End of Period..................... $12.816 $14.454 $15.765 $16.238 $18.742
   Number of Units Outstanding, End of Period.................   7,172   7,754   7,320   5,454   5,371
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.479 $14.384 $14.700 $16.746
   Accumulation Unit Value, End of Period..................... $12.479 $14.384 $14.700 $16.746 $16.054
   Number of Units Outstanding, End of Period.................  37,053  64,842  78,954  78,985  73,591
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.377 $13.865 $14.933 $17.001
   Accumulation Unit Value, End of Period..................... $12.377 $13.865 $14.933 $17.001 $17.107
   Number of Units Outstanding, End of Period.................  31,722  48,885  49,163  39,602  38,697
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.809 $12.378 $13.079 $13.176
   Accumulation Unit Value, End of Period..................... $11.809 $12.378 $13.079 $13.176 $15.084
   Number of Units Outstanding, End of Period.................   4,759   7,793  10,109  10,083   9,907
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.874 $14.007 $14.496 $16.072

   Accumulation Unit Value, End of Period........................ $12.874 $14.007 $14.496 $16.072 $15.989
   Number of Units Outstanding, End of Period....................   1,144   5,888   6,637   6,156   6,210
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.222 $12.757 $13.597 $14.156
   Accumulation Unit Value, End of Period........................ $12.222 $12.757 $13.597 $14.156 $15.524
   Number of Units Outstanding, End of Period....................   1,004   1,335   1,686   1,677   1,611
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.764
   Accumulation Unit Value, End of Period........................      --      --      -- $10.764 $11.397
   Number of Units Outstanding, End of Period....................      --      --      --  10,679  10,635
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.786 $11.357 $12.373
   Accumulation Unit Value, End of Period........................      -- $10.786 $11.357 $12.373 $13.272
   Number of Units Outstanding, End of Period....................      --     177   1,941   1,932   1,925
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.433 $13.977 $15.317 $14.850
   Accumulation Unit Value, End of Period........................ $12.433 $13.977 $15.317 $14.850 $16.421
   Number of Units Outstanding, End of Period....................   6,650  12,752  12,193  12,009  11,658
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.267 $13.393 $13.751 $15.791
   Accumulation Unit Value, End of Period........................ $12.267 $13.393 $13.751 $15.791 $16.253
   Number of Units Outstanding, End of Period....................   7,287  12,582  13,389  12,166  10,529
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.858 $15.728
   Accumulation Unit Value, End of Period........................      --      -- $11.858 $15.728 $16.299
   Number of Units Outstanding, End of Period....................      --      --   6,883   5,318   6,047
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.468 $12.197 $13.750 $13.411
   Accumulation Unit Value, End of Period........................ $11.468 $12.197 $13.750 $13.411 $14.955
   Number of Units Outstanding, End of Period....................   2,751   3,106   3,119   3,141   3,108
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.591 $15.885 $16.628 $18.641
   Accumulation Unit Value, End of Period........................ $13.591 $15.885 $16.628 $18.641 $18.576
   Number of Units Outstanding, End of Period....................   3,449   7,652  12,394  13,316  13,207
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.937 $13.259
   Accumulation Unit Value, End of Period........................      --      -- $10.937 $13.259 $15.883
   Number of Units Outstanding, End of Period....................      --      --   5,782   5,753   5,763
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.717 $12.732
   Accumulation Unit Value, End of Period........................      --      -- $10.717 $12.732 $11.976
   Number of Units Outstanding, End of Period....................      --      --       0     184     183
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.872 $12.987
   Accumulation Unit Value, End of Period........................      --      -- $11.872 $12.987 $14.952
   Number of Units Outstanding, End of Period....................      --      --   7,206   9,608  10,041
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.073 $12.267
   Accumulation Unit Value, End of Period........................      --      -- $11.073 $12.267 $13.468
   Number of Units Outstanding, End of Period....................      --      --   1,493   2,198   2,788
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.459 $11.399
   Accumulation Unit Value, End of Period........................      --      -- $10.459 $11.399 $11.473
   Number of Units Outstanding, End of Period....................      --      --     389     720     490
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.091 $13.341
   Accumulation Unit Value, End of Period........................      --      -- $12.091 $13.341 $15.103
   Number of Units Outstanding, End of Period....................      --      --   8,478   6,087   5,851
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.196
   Accumulation Unit Value, End of Period........................      --      --      -- $10.196 $10.504
   Number of Units Outstanding, End of Period....................      --      --      --       0     265
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.136 $11.501
   Accumulation Unit Value, End of Period........................      --      -- $11.136 $11.501 $12.905
   Number of Units Outstanding, End of Period....................      --      --       0       0     504
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.677 $10.829 $11.625
   Accumulation Unit Value, End of Period........................      -- $10.677 $10.829 $11.625 $11.720
   Number of Units Outstanding, End of Period....................      --   5,103   6,128   5,895   5,669
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.221 $11.192 $12.991
   Accumulation Unit Value, End of Period........................      -- $11.221 $11.192 $12.991 $13.229
   Number of Units Outstanding, End of Period....................      --       0  17,818  20,137  19,765
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.362 $13.725
   Accumulation Unit Value, End of Period........................      --      -- $11.362 $13.725 $15.068
   Number of Units Outstanding, End of Period....................      --      --   2,061   2,051   2,388
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.933 $11.865 $13.789
   Accumulation Unit Value, End of Period........................      -- $10.933 $11.865 $13.789 $14.004
   Number of Units Outstanding, End of Period....................      --       0     548     976     517
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.500 $12.437 $14.827
   Accumulation Unit Value, End of Period........................      -- $11.500 $12.437 $14.827 $16.802
   Number of Units Outstanding, End of Period....................      --     452  14,246  14,189  12,746
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.506 $12.648
   Accumulation Unit Value, End of Period........................      --      -- $10.506 $12.648 $12.446
   Number of Units Outstanding, End of Period....................      --      --     949   1,273   1,277
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.358 $12.952
   Accumulation Unit Value, End of Period........................      --      -- $11.358 $12.952 $13.050
   Number of Units Outstanding, End of Period....................      --      --   4,856   2,327   2,202
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.325 $12.481
   Accumulation Unit Value, End of Period........................      --      -- $11.325 $12.481 $10.203
   Number of Units Outstanding, End of Period....................      --      --   4,549   4,917   4,814
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.253 $12.471
   Accumulation Unit Value, End of Period........................      --      -- $11.253 $12.471 $11.953
   Number of Units Outstanding, End of Period....................      --      --   4,225   4,241   4,793
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.481
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.481 $11.459
   Number of Units Outstanding, End of Period....................      --      --      --   1,661   1,580
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.692
   Accumulation Unit Value, End of Period........................      --      --      -- $10.692 $11.095
   Number of Units Outstanding, End of Period....................      --      --      --     105     104
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.108
   Accumulation Unit Value, End of Period........................      --      --      -- $10.108 $10.970
   Number of Units Outstanding, End of Period....................      --      --      --     316     314
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.290
   Accumulation Unit Value, End of Period........................      --      --      -- $10.290 $10.974
   Number of Units Outstanding, End of Period....................      --      --      --     166   1,181
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.300 $12.002 $12.253 $13.462
   Accumulation Unit Value, End of Period........................ $11.300 $12.002 $12.253 $13.462 $13.339
   Number of Units Outstanding, End of Period....................     437   4,389   6,373   6,297   6,035
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.272 $13.385 $13.826 $15.732
   Accumulation Unit Value, End of Period........................ $12.272 $13.385 $13.826 $15.732 $14.509
   Number of Units Outstanding, End of Period....................      96     387     506     259     178
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.641 $14.418 $15.880 $19.910

   Accumulation Unit Value, End of Period................... $12.641 $14.418 $15.880 $19.910 $21.177
   Number of Units Outstanding, End of Period...............   1,220   5,897   6,991   6,816   6,443
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.138 $13.421 $14.335 $16.033
   Accumulation Unit Value, End of Period................... $12.138 $13.421 $14.335 $16.033 $14.923
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.907 $12.422
   Accumulation Unit Value, End of Period...................      --      -- $10.907 $12.422 $11.596
   Number of Units Outstanding, End of Period...............      --      --   1,636   1,634   2,032
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.708 $12.071 $12.524 $12.962
   Accumulation Unit Value, End of Period................... $11.708 $12.071 $12.524 $12.962 $13.425
   Number of Units Outstanding, End of Period...............   5,894  10,216   8,665   8,602   8,237



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.65% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
  With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                              Option (age 71-79)
                           Mortality & Expense = 1.7



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.184 $13.445 $16.190 $17.098
   Accumulation Unit Value, End of Period..................... $12.184 $13.445 $16.190 $17.098 $20.025
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.210 $12.963 $13.400 $14.571
   Accumulation Unit Value, End of Period..................... $12.210 $12.963 $13.400 $14.571 $14.852
   Number of Units Outstanding, End of Period.................   2,362   3,489   3,905   3,888   3,858
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.836 $12.874 $14.892 $15.184
   Accumulation Unit Value, End of Period..................... $11.836 $12.874 $14.892 $15.184 $17.761
   Number of Units Outstanding, End of Period.................       0   1,490   2,700   3,082   2,919
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.639 $13.948 $14.829 $18.896
   Accumulation Unit Value, End of Period..................... $12.639 $13.948 $14.829 $18.896 $21.381
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.551 $13.827 $14.440 $16.768
   Accumulation Unit Value, End of Period..................... $12.551 $13.827 $14.440 $16.768 $19.194
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.918 $14.531 $15.137 $18.060
   Accumulation Unit Value, End of Period..................... $12.918 $14.531 $15.137 $18.060 $18.916
   Number of Units Outstanding, End of Period.................   1,573   2,107   1,743   1,743   1,743
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.285 $12.131 $12.131 $12.975
   Accumulation Unit Value, End of Period..................... $11.285 $12.131 $12.131 $12.975 $13.225
   Number of Units Outstanding, End of Period.................     110     110     110     110     110
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.618 $12.621 $13.214 $14.774
   Accumulation Unit Value, End of Period..................... $11.618 $12.621 $13.214 $14.774 $14.909
   Number of Units Outstanding, End of Period.................       0       0   4,957   4,935   4,915
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.269 $10.586 $10.706 $11.065
   Accumulation Unit Value, End of Period..................... $10.269 $10.586 $10.706 $11.065 $11.477
   Number of Units Outstanding, End of Period.................   1,254   5,527   8,409  31,722  28,459
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.977 $ 9.903 $ 9.864 $10.067
   Accumulation Unit Value, End of Period..................... $ 9.977 $ 9.903 $ 9.864 $10.067 $10.153
   Number of Units Outstanding, End of Period.................       0     444   1,106   1,149   1,199
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.896 $ 9.768 $ 9.827 $10.062
   Accumulation Unit Value, End of Period..................... $ 9.896 $ 9.768 $ 9.827 $10.062 $10.331
   Number of Units Outstanding, End of Period.................       0   2,241   3,269  13,161  11,819
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.065 $13.055 $13.377 $15.121
   Accumulation Unit Value, End of Period..................... $12.065 $13.055 $13.377 $15.121 $15.576
   Number of Units Outstanding, End of Period.................       0       0     211   4,198   3,874
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.985 $12.948 $13.728 $15.456
   Accumulation Unit Value, End of Period..................... $11.985 $12.948 $13.728 $15.456 $16.432
   Number of Units Outstanding, End of Period.................   4,704   3,259   3,259   3,626   3,624
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.458 $13.522 $15.171 $17.867
   Accumulation Unit Value, End of Period..................... $11.458 $13.522 $15.171 $17.867 $21.040
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.273 $12.175 $13.395 $14.562
   Accumulation Unit Value, End of Period..................... $11.273 $12.175 $13.395 $14.562 $15.199
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.851 $17.922 $23.522 $31.656
   Accumulation Unit Value, End of Period..................... $14.851 $17.922 $23.522 $31.656 $43.620
   Number of Units Outstanding, End of Period.................       0      79     658     631     592
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.667 $12.297 $13.933 $14.191
   Accumulation Unit Value, End of Period..................... $11.575 $12.297 $13.933 $14.191 $16.938
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.575 $12.664 $13.342 $14.737
   Accumulation Unit Value, End of Period..................... $11.575 $12.664 $13.342 $14.737 $14.943
   Number of Units Outstanding, End of Period.................       0       0   4,951   5,316   5,294
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.201 $13.499 $14.830 $17.681
   Accumulation Unit Value, End of Period..................... $12.201 $13.499 $14.830 $17.681 $19.041
   Number of Units Outstanding, End of Period.................     107     800   4,430   4,694   4,640
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.717
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.717 $12.012
   Number of Units Outstanding, End of Period.................      --      --      --   1,400   1,311
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.063 $15.568 $17.917 $19.185
   Accumulation Unit Value, End of Period..................... $13.063 $15.568 $17.917 $19.185 $23.077
   Number of Units Outstanding, End of Period.................       0       0     485   1,234   1,173
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.566 $15.831 $17.534 $19.240
   Accumulation Unit Value, End of Period..................... $13.566 $15.831 $17.534 $19.240 $19.433
   Number of Units Outstanding, End of Period.................     435     795     795     795     795
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.354 $15.005 $16.511 $19.540
   Accumulation Unit Value, End of Period..................... $13.354 $15.005 $16.511 $19.540 $20.653
   Number of Units Outstanding, End of Period.................   2,041   2,125   8,566   9,503   7,526
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.733 $16.999 $19.472 $26.303
   Accumulation Unit Value, End of Period..................... $12.733 $16.999 $19.472 $26.303 $21.346
   Number of Units Outstanding, End of Period.................   3,751   2,846   3,632   3,570   3,595
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.811 $14.441 $15.744 $16.207
   Accumulation Unit Value, End of Period..................... $12.811 $14.441 $15.744 $16.207 $18.698
   Number of Units Outstanding, End of Period.................       0     369       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.475 $14.372 $14.680 $16.715
   Accumulation Unit Value, End of Period..................... $12.475 $14.372 $14.680 $16.715 $16.015
   Number of Units Outstanding, End of Period.................   4,051   4,837  14,054  15,295  11,571
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.373 $13.853 $14.913 $16.969
   Accumulation Unit Value, End of Period..................... $12.373 $13.853 $14.913 $16.969 $17.067

   Number of Units Outstanding, End of Period....................     816   2,326   7,705   7,996   7,968
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.805 $12.367 $13.061 $13.151
   Accumulation Unit Value, End of Period........................ $11.805 $12.367 $13.061 $13.151 $15.048
   Number of Units Outstanding, End of Period....................       0      99   1,107   1,502   1,445
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.870 $13.995 $14.476 $16.042
   Accumulation Unit Value, End of Period........................ $12.870 $13.995 $14.476 $16.042 $15.952
   Number of Units Outstanding, End of Period....................       0     542     659     627     614
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.218 $12.746 $13.579 $14.130
   Accumulation Unit Value, End of Period........................ $12.218 $12.746 $13.579 $14.130 $15.488
   Number of Units Outstanding, End of Period....................     106     507     106     106     106
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.760
   Accumulation Unit Value, End of Period........................      --      --      -- $10.760 $11.387
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.782 $11.348 $12.356
   Accumulation Unit Value, End of Period........................      -- $10.782 $11.348 $12.356 $13.247
   Number of Units Outstanding, End of Period....................      --     112   4,370   4,350   4,837
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.429 $13.966 $15.297 $14.822
   Accumulation Unit Value, End of Period........................ $12.429 $13.966 $15.297 $14.822 $16.382
   Number of Units Outstanding, End of Period....................       0     379     418     460     466
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.263 $13.381 $13.732 $15.762
   Accumulation Unit Value, End of Period........................ $12.263 $13.381 $13.732 $15.762 $16.214
   Number of Units Outstanding, End of Period....................   2,636   2,969   6,229   6,183   6,158
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.854 $15.715
   Accumulation Unit Value, End of Period........................      --      -- $11.854 $15.715 $16.277
   Number of Units Outstanding, End of Period....................      --      --     791   3,274   3,179
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.464 $12.186 $13.732 $13.386
   Accumulation Unit Value, End of Period........................ $11.464 $12.186 $13.732 $13.386 $14.920
   Number of Units Outstanding, End of Period....................     108     108     108     108     108
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.586 $15.872 $16.606 $18.607
   Accumulation Unit Value, End of Period........................ $13.586 $15.872 $16.606 $18.607 $18.532
   Number of Units Outstanding, End of Period....................   1,953   2,033   2,514   2,511     556
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.933 $13.248
   Accumulation Unit Value, End of Period........................      --      -- $10.933 $13.248 $15.861
   Number of Units Outstanding, End of Period....................      --      --       0       0       0
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.713 $12.722
   Accumulation Unit Value, End of Period........................      --      -- $10.713 $12.722 $11.960
   Number of Units Outstanding, End of Period....................      --      --     118     117     117
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.868 $12.976
   Accumulation Unit Value, End of Period........................      --      -- $11.868 $12.976 $14.932
   Number of Units Outstanding, End of Period....................      --      --   4,576   4,824   4,528
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.069 $12.256
   Accumulation Unit Value, End of Period........................      --      -- $11.069 $12.256 $13.449
   Number of Units Outstanding, End of Period....................      --      --   2,187   4,717   4,555
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.456 $11.389
   Accumulation Unit Value, End of Period........................      --      -- $10.456 $11.389 $11.457
   Number of Units Outstanding, End of Period....................      --      --     371   2,968   2,685
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.087 $13.330
   Accumulation Unit Value, End of Period........................      --      -- $12.087 $13.330 $15.082
   Number of Units Outstanding, End of Period....................      --      --       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.193
   Accumulation Unit Value, End of Period........................      --      --      -- $10.193 $10.495
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.132 $11.491
   Accumulation Unit Value, End of Period........................      --      -- $11.132 $11.491 $12.887
   Number of Units Outstanding, End of Period....................      --      --       0     979     916
FTVIP Franklin High Income Securities Fund - Class 2
   (2) Accumulation Unit Value, Beginning of Period..............      -- $10.000 $10.674 $10.820 $11.610
   Accumulation Unit Value, End of Period........................      -- $10.674 $10.820 $11.610 $11.698
   Number of Units Outstanding, End of Period....................      --   1,031   1,263   1,229   1,192
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.217 $11.183 $12.973
   Accumulation Unit Value, End of Period........................      -- $11.217 $11.183 $12.973 $13.205
   Number of Units Outstanding, End of Period....................      --       0   5,063   6,289   6,157
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.358 $13.714
   Accumulation Unit Value, End of Period........................      --      -- $11.358 $13.714 $15.047
   Number of Units Outstanding, End of Period....................      --      --       0       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.929 $11.855 $13.770
   Accumulation Unit Value, End of Period........................      -- $10.929 $11.855 $13.770 $13.978
   Number of Units Outstanding, End of Period....................      --       0   1,308   2,411   2,281
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.496 $12.426 $14.807
   Accumulation Unit Value, End of Period........................      -- $11.496 $12.426 $14.807 $16.771
   Number of Units Outstanding, End of Period....................      --       0   1,665   3,932   3,661
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.503 $12.637
   Accumulation Unit Value, End of Period........................      --      -- $10.503 $12.637 $12.429
   Number of Units Outstanding, End of Period....................      --      --     253     404     410
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.355 $12.941
   Accumulation Unit Value, End of Period........................      --      -- $11.355 $12.941 $13.032
   Number of Units Outstanding, End of Period....................      --      --     122     121     137
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.321 $12.471
   Accumulation Unit Value, End of Period........................      --      -- $11.321 $12.471 $10.189
   Number of Units Outstanding, End of Period....................      --      --      93     211     245
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.249 $12.460
   Accumulation Unit Value, End of Period........................      --      -- $11.249 $12.460 $11.936
   Number of Units Outstanding, End of Period....................      --      --   2,321   3,654   3,602
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.478
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.478 $11.450
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.688
   Accumulation Unit Value, End of Period........................      --      --      -- $10.688 $11.086
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.104
   Accumulation Unit Value, End of Period........................      --      --      -- $10.104 $10.961
   Number of Units Outstanding, End of Period....................      --      --      --       0       0

PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period......      --      --      -- $10.000 $10.286
   Accumulation Unit Value, End of Period............      --      --      -- $10.286 $10.965
   Number of Units Outstanding, End of Period........      --      --      --   2,910   2,884
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $11.296 $11.992 $12.236 $13.437
   Accumulation Unit Value, End of Period............ $11.296 $11.992 $12.236 $13.437 $13.307
   Number of Units Outstanding, End of Period........   9,666  10,768  10,768  10,768   2,273
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $12.268 $13.374 $13.808 $15.703
   Accumulation Unit Value, End of Period............ $12.268 $13.374 $13.808 $15.703 $14.474
   Number of Units Outstanding, End of Period........   1,444       0   2,809   2,809   2,809
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $12.637 $14.406 $15.859 $19.873
   Accumulation Unit Value, End of Period............ $12.637 $14.406 $15.859 $19.873 $21.126
   Number of Units Outstanding, End of Period........       0     283   5,007   4,951   4,917
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period..... $10.000 $12.134 $13.410 $14.316 $16.003
   Accumulation Unit Value, End of Period............ $12.134 $13.410 $14.316 $16.003 $14.888
   Number of Units Outstanding, End of Period........       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......      --      -- $10.000 $10.903 $12.411
   Accumulation Unit Value, End of Period............      --      -- $10.903 $12.411 $11.580
   Number of Units Outstanding, End of Period........      --      --     163   2,717   2,712
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $11.704 $12.061 $12.507 $12.938
   Accumulation Unit Value, End of Period............ $11.704 $12.061 $12.507 $12.938 $13.393
   Number of Units Outstanding, End of Period........   4,161   4,499   9,763   9,748   5,551



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
    - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the Enhanced Beneficiary Protection (Annual Increase) Option and the
                              Earnings Protection
                       Death Benefit Option (age 71-79)
                           Mortality & Expense = 1.8



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.176 $13.422 $16.146 $17.035
   Accumulation Unit Value, End of Period..................... $12.176 $13.422 $16.146 $17.035 $19.930
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.202 $12.941 $13.363 $14.517
   Accumulation Unit Value, End of Period..................... $12.202 $12.941 $13.363 $14.517 $14.781
   Number of Units Outstanding, End of Period.................   1,563   7,724  17,522  17,274  17,338
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.828 $12.852 $14.851 $15.127
   Accumulation Unit Value, End of Period..................... $11.828 $12.852 $14.851 $15.127 $17.676
   Number of Units Outstanding, End of Period.................      25   2,105  15,143  14,615  13,657
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.630 $13.924 $14.788 $18.825
   Accumulation Unit Value, End of Period..................... $12.630 $13.924 $14.788 $18.825 $21.280
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.543 $13.804 $14.401 $16.706
   Accumulation Unit Value, End of Period..................... $12.543 $13.804 $14.401 $16.706 $19.103
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.909 $14.506 $15.096 $17.993
   Accumulation Unit Value, End of Period..................... $12.909 $14.506 $15.096 $17.993 $18.826
   Number of Units Outstanding, End of Period.................   3,049   3,061   6,538   6,510   6,399
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.278 $12.110 $12.098 $12.927
   Accumulation Unit Value, End of Period..................... $11.278 $12.110 $12.098 $12.927 $13.162
   Number of Units Outstanding, End of Period.................     961     789     768     620     600
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.610 $12.599 $13.178 $14.719
   Accumulation Unit Value, End of Period..................... $11.610 $12.599 $13.178 $14.719 $14.838
   Number of Units Outstanding, End of Period.................     959     947     913     879     743
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.262 $10.568 $10.677 $11.024
   Accumulation Unit Value, End of Period..................... $10.262 $10.568 $10.677 $11.024 $11.422
   Number of Units Outstanding, End of Period.................   7,348  18,713  44,316  44,381  41,878
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.971 $ 9.887 $ 9.837 $10.030
   Accumulation Unit Value, End of Period..................... $ 9.971 $ 9.887 $ 9.837 $10.030 $10.104
   Number of Units Outstanding, End of Period.................     684   2,302  16,042  15,925  15,484
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.889 $ 9.752 $ 9.801 $10.024
   Accumulation Unit Value, End of Period..................... $ 9.889 $ 9.752 $ 9.801 $10.024 $10.282
   Number of Units Outstanding, End of Period.................       0   6,843   7,902  10,082   9,325
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.056 $13.032 $13.340 $15.065
   Accumulation Unit Value, End of Period..................... $12.056 $13.032 $13.340 $15.065 $15.502
   Number of Units Outstanding, End of Period.................   3,599   6,555  44,134  56,133  53,885
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.977 $12.926 $13.691 $15.399
   Accumulation Unit Value, End of Period..................... $11.977 $12.926 $13.691 $15.399 $16.354
   Number of Units Outstanding, End of Period.................   1,174   3,554   3,507   4,766   4,654
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.451 $13.499 $15.130 $17.800
   Accumulation Unit Value, End of Period..................... $11.451 $13.499 $15.130 $17.800 $20.940
   Number of Units Outstanding, End of Period.................   2,784   3,000   6,632   6,531   6,495
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.265 $12.154 $13.359 $14.508
   Accumulation Unit Value, End of Period..................... $11.265 $12.154 $13.359 $14.508 $15.127
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.841 $17.891 $23.458 $31.539
   Accumulation Unit Value, End of Period..................... $14.841 $17.891 $23.458 $31.539 $43.413
   Number of Units Outstanding, End of Period.................       0      26     145     138     132
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.659 $12.276 $13.895 $14.138
   Accumulation Unit Value, End of Period..................... $11.567 $12.276 $13.895 $14.138 $16.857
   Number of Units Outstanding, End of Period.................     347       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.567 $12.642 $13.306 $14.682
   Accumulation Unit Value, End of Period..................... $11.659 $12.642 $13.306 $14.682 $14.872
   Number of Units Outstanding, End of Period.................       0   3,619  18,882  18,291  25,600
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.193 $13.476 $14.790 $17.615
   Accumulation Unit Value, End of Period..................... $12.193 $13.476 $14.790 $17.615 $18.951
   Number of Units Outstanding, End of Period.................       7     334  15,320  17,075  22,445
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.709
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.709 $11.992
   Number of Units Outstanding, End of Period.................      --      --      --       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.054 $15.542 $17.868 $19.114
   Accumulation Unit Value, End of Period..................... $13.054 $15.542 $17.868 $19.114 $22.967
   Number of Units Outstanding, End of Period.................   2,182   4,190   5,800   5,778   5,547
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.556 $15.804 $17.487 $19.168
   Accumulation Unit Value, End of Period..................... $13.556 $15.804 $17.487 $19.168 $19.341
   Number of Units Outstanding, End of Period.................       6     385     494     494      18
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.345 $14.979 $16.466 $19.467
   Accumulation Unit Value, End of Period..................... $13.345 $14.979 $16.466 $19.467 $20.555
   Number of Units Outstanding, End of Period.................   2,183   2,230   7,162   6,993   6,822
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.724 $16.970 $19.420 $26.205
   Accumulation Unit Value, End of Period..................... $12.724 $16.970 $19.420 $26.205 $21.244
   Number of Units Outstanding, End of Period.................     249     991   1,981   1,813   1,865
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.803 $14.417 $15.701 $16.147
   Accumulation Unit Value, End of Period..................... $12.803 $14.417 $15.701 $16.147 $18.609
   Number of Units Outstanding, End of Period.................      13      39      38      38      38
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.466 $14.347 $14.641 $16.653
   Accumulation Unit Value, End of Period..................... $12.466 $14.347 $14.641 $16.653 $15.939
   Number of Units Outstanding, End of Period.................  12,219  18,403  55,777  54,064  57,918
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.364 $13.829 $14.872 $16.906
   Accumulation Unit Value, End of Period..................... $12.364 $13.829 $14.872 $16.906 $16.986
   Number of Units Outstanding, End of Period.................   1,520   4,534   5,046   6,453   6,360
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.797 $12.346 $13.025 $13.102
   Accumulation Unit Value, End of Period..................... $11.797 $12.346 $13.025 $13.102 $14.977
   Number of Units Outstanding, End of Period.................     277     357     828     815     771
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.861 $13.971 $14.437 $15.982

   Accumulation Unit Value, End of Period........................ $12.861 $13.971 $14.437 $15.982 $15.876
   Number of Units Outstanding, End of Period....................   6,749   7,618   7,673   7,627   7,608
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.209 $12.724 $13.542 $14.077
   Accumulation Unit Value, End of Period........................ $12.209 $12.724 $13.542 $14.077 $15.414
   Number of Units Outstanding, End of Period....................     609     606     602     599     525
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.753
   Accumulation Unit Value, End of Period........................      --      --      -- $10.753 $11.368
   Number of Units Outstanding, End of Period....................      --      --      --   3,148   3,138
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.775 $11.328 $12.323
   Accumulation Unit Value, End of Period........................      -- $10.775 $11.328 $12.323 $13.198
   Number of Units Outstanding, End of Period....................      --     361     344     335     272
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.420 $13.942 $15.255 $14.767
   Accumulation Unit Value, End of Period........................ $12.420 $13.942 $15.255 $14.767 $16.304
   Number of Units Outstanding, End of Period....................      22   7,591   1,077   2,029   1,841
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.254 $13.358 $13.695 $15.703
   Accumulation Unit Value, End of Period........................ $12.254 $13.358 $13.695 $15.703 $16.137
   Number of Units Outstanding, End of Period....................   6,997  15,079  22,558  22,357  22,309
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.845 $15.688
   Accumulation Unit Value, End of Period........................      --      -- $11.845 $15.688 $16.232
   Number of Units Outstanding, End of Period....................      --      --   1,966   1,930   1,883
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.457 $12.166 $13.694 $13.336
   Accumulation Unit Value, End of Period........................ $11.457 $12.166 $13.694 $13.336 $14.849
   Number of Units Outstanding, End of Period....................   2,462   2,499   2,490   2,481   2,473
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.577 $15.845 $16.561 $18.537
   Accumulation Unit Value, End of Period........................ $13.577 $15.845 $16.561 $18.537 $18.444
   Number of Units Outstanding, End of Period....................       7     267     710     701     605
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.926 $13.225
   Accumulation Unit Value, End of Period........................      --      -- $10.926 $13.225 $15.818
   Number of Units Outstanding, End of Period....................      --      --   6,289   6,259   6,231
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.706 $12.700
   Accumulation Unit Value, End of Period........................      --      -- $10.706 $12.700 $11.927
   Number of Units Outstanding, End of Period....................      --      --     119     108      82
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.860 $12.954
   Accumulation Unit Value, End of Period........................      --      -- $11.860 $12.954 $14.891
   Number of Units Outstanding, End of Period....................      --      --     503     501     444
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.061 $12.236
   Accumulation Unit Value, End of Period........................      --      -- $11.061 $12.236 $13.413
   Number of Units Outstanding, End of Period....................      --      --   3,138   3,125   3,001
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.448 $11.370
   Accumulation Unit Value, End of Period........................      --      -- $10.448 $11.370 $11.426
   Number of Units Outstanding, End of Period....................      --      --   1,250   1,233   1,145
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.078 $13.307
   Accumulation Unit Value, End of Period........................      --      -- $12.078 $13.307 $15.041
   Number of Units Outstanding, End of Period....................      --      --       0     469     466
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.186
   Accumulation Unit Value, End of Period........................      --      --      -- $10.186 $10.477
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.125 $11.471
   Accumulation Unit Value, End of Period........................      --      -- $11.125 $11.471 $12.852
   Number of Units Outstanding, End of Period....................      --      --       0       0       0
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.666 $10.801 $11.578
   Accumulation Unit Value, End of Period........................      -- $10.666 $10.801 $11.578 $11.655
   Number of Units Outstanding, End of Period....................      --   2,454   2,567   2,493   2,368
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.210 $11.164 $12.938
   Accumulation Unit Value, End of Period........................      -- $11.210 $11.164 $12.938 $13.155
   Number of Units Outstanding, End of Period....................      --       0  53,654  56,234  54,613
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.351 $13.690
   Accumulation Unit Value, End of Period........................      --      -- $11.351 $13.690 $15.006
   Number of Units Outstanding, End of Period....................      --      --       0       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.922 $11.835 $13.733
   Accumulation Unit Value, End of Period........................      -- $10.922 $11.835 $13.733 $13.926
   Number of Units Outstanding, End of Period....................      --       0  18,875  18,072  25,509
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.488 $12.405 $14.766
   Accumulation Unit Value, End of Period........................      -- $11.488 $12.405 $14.766 $16.708
   Number of Units Outstanding, End of Period....................      --     346  16,863  17,596  17,507
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.496 $12.616
   Accumulation Unit Value, End of Period........................      --      -- $10.496 $12.616 $12.395
   Number of Units Outstanding, End of Period....................      --      --     182     166     138
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.347 $12.919
   Accumulation Unit Value, End of Period........................      --      -- $11.347 $12.919 $12.997
   Number of Units Outstanding, End of Period....................      --      --     614   1,448   1,441
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.313 $12.449
   Accumulation Unit Value, End of Period........................      --      -- $11.313 $12.449 $10.161
   Number of Units Outstanding, End of Period....................      --      --   2,326   2,311   2,314
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.242 $12.439
   Accumulation Unit Value, End of Period........................      --      -- $11.242 $12.439 $11.904
   Number of Units Outstanding, End of Period....................      --      --      96      97     103
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.471
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.471 $11.430
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.681
   Accumulation Unit Value, End of Period........................      --      --      -- $10.681 $11.067
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.098
   Accumulation Unit Value, End of Period........................      --      --      -- $10.098 $10.942
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.279
   Accumulation Unit Value, End of Period........................      --      --      -- $10.279 $10.946
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.288 $11.972 $12.203 $13.387
   Accumulation Unit Value, End of Period........................ $11.288 $11.972 $12.203 $13.387 $13.244
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.260 $13.351 $13.770 $15.644
   Accumulation Unit Value, End of Period........................ $12.260 $13.351 $13.770 $15.644 $14.405
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.628 $14.382 $15.816 $19.799

   Accumulation Unit Value, End of Period................... $12.628 $14.382 $15.816 $19.799 $21.026
   Number of Units Outstanding, End of Period...............   2,813   2,944   3,228   3,394   3,332
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.126 $13.387 $14.277 $15.943
   Accumulation Unit Value, End of Period................... $12.126 $13.387 $14.277 $15.943 $14.817
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.896 $12.390
   Accumulation Unit Value, End of Period...................      --      -- $10.896 $12.390 $11.548
   Number of Units Outstanding, End of Period...............      --      --     440     727     664
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.696 $12.040 $12.473 $12.890
   Accumulation Unit Value, End of Period................... $11.696 $12.040 $12.473 $12.890 $13.329
   Number of Units Outstanding, End of Period...............   3,019   3,162   3,198   3,679   3,577



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund(R) - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
                               (Annual Increase)
      Option, and the Earnings Protection Death Benefit Option (age 0-70)
                          Mortality & Expense = 1.85



                                                                     For the Year Ending December 31
                                                               --------------------------------------------
Sub-Accounts                                                     2003     2004     2005     2006     2007
------------                                                   -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.172 $ 13.411 $ 16.124 $ 17.003
   Accumulation Unit Value, End of Period..................... $ 12.172 $ 13.411 $ 16.124 $ 17.003 $ 19.883
   Number of Units Outstanding, End of Period.................   11,272   19,176   15,803   22,260   12,516
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.198 $ 12.930 $ 13.345 $ 14.489
   Accumulation Unit Value, End of Period..................... $ 12.198 $ 12.930 $ 13.345 $ 14.489 $ 14.746
   Number of Units Outstanding, End of Period.................   96,943  141,091  135,327  124,318  112,988
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.824 $ 12.841 $ 14.831 $ 15.099
   Accumulation Unit Value, End of Period..................... $ 11.824 $ 12.841 $ 14.831 $ 15.099 $ 17.634
   Number of Units Outstanding, End of Period.................   99,684  131,320  119,959   99,994   94,921
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.626 $ 13.912 $ 14.768 $ 18.790
   Accumulation Unit Value, End of Period..................... $ 12.626 $ 13.912 $ 14.768 $ 18.790 $ 21.229
   Number of Units Outstanding, End of Period.................   45,726   55,666   49,938   48,651   47,017
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.539 $ 13.792 $ 14.382 $ 16.675
   Accumulation Unit Value, End of Period..................... $ 12.539 $ 13.792 $ 14.382 $ 16.675 $ 19.057
   Number of Units Outstanding, End of Period.................   10,641   13,270   10,719   11,366   10,496
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.905 $ 14.494 $ 15.075 $ 17.959
   Accumulation Unit Value, End of Period..................... $ 12.905 $ 14.494 $ 15.075 $ 17.959 $ 18.781
   Number of Units Outstanding, End of Period.................   52,452   58,131   55,619   50,377   46,236
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.274 $ 12.100 $ 12.082 $ 12.902
   Accumulation Unit Value, End of Period..................... $ 11.274 $ 12.100 $ 12.082 $ 12.902 $ 13.131
   Number of Units Outstanding, End of Period.................   16,455   21,842   14,419   10,425    9,454
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.606 $ 12.589 $ 13.160 $ 14.692
   Accumulation Unit Value, End of Period..................... $ 11.606 $ 12.589 $ 13.160 $ 14.692 $ 14.803
   Number of Units Outstanding, End of Period.................   21,520   18,397   17,345   14,688   10,632
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 10.258 $ 10.559 $ 10.662 $ 11.003
   Accumulation Unit Value, End of Period..................... $ 10.258 $ 10.559 $ 10.662 $ 11.003 $ 11.395
   Number of Units Outstanding, End of Period.................   54,389  114,486  124,823  133,661  110,740
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.967 $  9.878 $  9.823 $ 10.011
   Accumulation Unit Value, End of Period..................... $  9.967 $  9.878 $  9.823 $ 10.011 $ 10.080
   Number of Units Outstanding, End of Period.................   67,512   85,706   85,561   78,723   63,885
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $  9.886 $  9.744 $  9.787 $ 10.006
   Accumulation Unit Value, End of Period..................... $  9.886 $  9.744 $  9.787 $ 10.006 $ 10.258
   Number of Units Outstanding, End of Period.................   54,904   67,416   79,970  105,074   63,305
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.052 $ 13.021 $ 13.322 $ 15.037
   Accumulation Unit Value, End of Period..................... $ 12.052 $ 13.021 $ 13.322 $ 15.037 $ 15.465
   Number of Units Outstanding, End of Period.................   77,623   83,850   87,092   88,235   70,050
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.973 $ 12.915 $ 13.673 $ 15.370
   Accumulation Unit Value, End of Period..................... $ 11.973 $ 12.915 $ 13.673 $ 15.370 $ 16.316
   Number of Units Outstanding, End of Period.................   28,690   66,117   60,584   61,030   56,324
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.447 $ 13.488 $ 15.110 $ 17.767
   Accumulation Unit Value, End of Period..................... $ 11.447 $ 13.488 $ 15.110 $ 17.767 $ 20.890
   Number of Units Outstanding, End of Period.................    6,044    7,208    7,714    6,579    5,386
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $ 11.262 $ 12.144 $ 13.341 $ 14.481
   Accumulation Unit Value, End of Period..................... $ 11.262 $ 12.144 $ 13.341 $ 14.481 $ 15.091
   Number of Units Outstanding, End of Period.................    9,670   13,461   13,187   10,029    8,772
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 14.836 $ 17.876 $ 23.426 $ 31.480
   Accumulation Unit Value, End of Period..................... $ 14.836 $ 17.876 $ 23.426 $ 31.480 $ 43.310
   Number of Units Outstanding, End of Period.................   14,426   18,272   16,849   18,302   15,439
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.655 $ 12.266 $ 13.876 $ 14.112
   Accumulation Unit Value, End of Period..................... $ 11.655 $ 12.266 $ 13.876 $ 14.112 $ 16.817
   Number of Units Outstanding, End of Period.................   11,195   20,213   18,873   17,918   11,399
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.563 $ 12.632 $ 13.288 $ 14.655
   Accumulation Unit Value, End of Period..................... $ 11.563 $ 12.632 $ 13.288 $ 14.655 $ 14.837
   Number of Units Outstanding, End of Period.................   11,228   27,925   37,859   42,633   40,157
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.188 $ 13.464 $ 14.770 $ 17.582
   Accumulation Unit Value, End of Period..................... $ 12.188 $ 13.464 $ 14.770 $ 17.582 $ 18.906
   Number of Units Outstanding, End of Period.................   38,226   71,788   77,874   76,453   78,500
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --       --       -- $ 10.000 $ 10.706
   Accumulation Unit Value, End of Period.....................       --       --       -- $ 10.706 $ 11.982
   Number of Units Outstanding, End of Period.................       --       --       --    1,800    4,251
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.049 $ 15.529 $ 17.844 $ 19.078
   Accumulation Unit Value, End of Period..................... $ 13.049 $ 15.529 $ 17.844 $ 19.078 $ 22.913
   Number of Units Outstanding, End of Period.................   37,481   66,075   62,142   62,458   51,069
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.552 $ 15.791 $ 17.463 $ 19.132
   Accumulation Unit Value, End of Period..................... $ 13.552 $ 15.791 $ 17.463 $ 19.132 $ 19.295
   Number of Units Outstanding, End of Period.................   26,227   38,379   38,617   36,728   30,997
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.340 $ 14.967 $ 16.443 $ 19.431
   Accumulation Unit Value, End of Period..................... $ 13.340 $ 14.967 $ 16.443 $ 19.431 $ 20.506
   Number of Units Outstanding, End of Period.................   59,259   95,207   95,716   88,485   80,843
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.720 $ 16.956 $ 19.393 $ 26.156
   Accumulation Unit Value, End of Period..................... $ 12.720 $ 16.956 $ 19.393 $ 26.156 $ 21.194
   Number of Units Outstanding, End of Period.................   30,313   43,744   41,791   36,011   29,731
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.798 $ 14.405 $ 15.680 $ 16.117
   Accumulation Unit Value, End of Period..................... $ 12.798 $ 14.405 $ 15.680 $ 16.117 $ 18.565
   Number of Units Outstanding, End of Period.................   16,909   16,456   15,578   14,996   13,510
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.462 $ 14.335 $ 14.621 $ 16.621
   Accumulation Unit Value, End of Period..................... $ 12.462 $ 14.335 $ 14.621 $ 16.621 $ 15.901
   Number of Units Outstanding, End of Period.................  146,585  217,115  232,406  226,704  211,291
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.360 $ 13.818 $ 14.852 $ 16.874
   Accumulation Unit Value, End of Period..................... $ 12.360 $ 13.818 $ 14.852 $ 16.874 $ 16.945
   Number of Units Outstanding, End of Period.................   84,694  128,725  126,795  132,321  111,832
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.793 $ 12.336 $ 13.008 $ 13.078
   Accumulation Unit Value, End of Period..................... $ 11.793 $ 12.336 $ 13.008 $ 13.078 $ 14.941
   Number of Units Outstanding, End of Period.................   51,308   53,186   58,532   56,074   49,104
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.856 $ 13.959 $ 14.418 $ 15.952

   Accumulation Unit Value, End of Period........................ $12.856 $ 13.959 $ 14.418 $ 15.952 $15.838
   Number of Units Outstanding, End of Period....................  22,576   33,636   32,625   28,897  27,720
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.205 $ 12.713 $ 13.523 $14.051
   Accumulation Unit Value, End of Period........................ $12.205 $ 12.713 $ 13.523 $ 14.051 $15.377
   Number of Units Outstanding, End of Period....................  17,983   18,417   17,072   16,710  15,980
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --       --       -- $ 10.000 $10.749
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.749 $11.358
   Number of Units Outstanding, End of Period....................      --       --       --   13,438  11,274
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $ 10.000 $ 10.771 $ 11.319 $12.306
   Accumulation Unit Value, End of Period........................      -- $ 10.771 $ 11.319 $ 12.306 $13.173
   Number of Units Outstanding, End of Period....................      --    8,605    8,247    7,893   7,295
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 12.416 $ 13.930 $ 15.235 $14.739
   Accumulation Unit Value, End of Period........................ $12.416 $ 13.930 $ 15.235 $ 14.739 $16.265
   Number of Units Outstanding, End of Period....................  25,917   42,746   42,415   39,046  38,368
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.250 $ 13.347 $ 13.677 $15.674
   Accumulation Unit Value, End of Period........................ $12.250 $ 13.347 $ 13.677 $ 15.674 $16.099
   Number of Units Outstanding, End of Period....................  85,116  126,129  112,719  104,798  96,169
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.841 $15.675
   Accumulation Unit Value, End of Period........................      --       -- $ 11.841 $ 15.675 $16.210
   Number of Units Outstanding, End of Period....................      --       --    5,353   43,963  30,208
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 11.453 $ 12.155 $ 13.676 $13.311
   Accumulation Unit Value, End of Period........................ $11.453 $ 12.155 $ 13.676 $ 13.311 $14.814
   Number of Units Outstanding, End of Period....................  15,768   31,643   32,073   32,186  28,710
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 13.572 $ 15.832 $ 16.538 $18.503
   Accumulation Unit Value, End of Period........................ $13.572 $ 15.832 $ 16.538 $ 18.503 $18.400
   Number of Units Outstanding, End of Period....................  24,310   38,309   42,551   43,753  42,005
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.922 $13.214
   Accumulation Unit Value, End of Period........................      --       -- $ 10.922 $ 13.214 $15.796
   Number of Units Outstanding, End of Period....................      --       --      738    5,696   5,577
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.702 $12.689
   Accumulation Unit Value, End of Period........................      --       -- $ 10.702 $ 12.689 $11.911
   Number of Units Outstanding, End of Period....................      --       --      362    9,658   8,670
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.856 $12.943
   Accumulation Unit Value, End of Period........................      --       -- $ 11.856 $ 12.943 $14.871
   Number of Units Outstanding, End of Period....................      --       --   15,726   40,445  50,156
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.058 $12.225
   Accumulation Unit Value, End of Period........................      --       -- $ 11.058 $ 12.225 $13.394
   Number of Units Outstanding, End of Period....................      --       --    3,967   10,869  10,436
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.445 $11.360
   Accumulation Unit Value, End of Period........................      --       -- $ 10.445 $ 11.360 $11.410
   Number of Units Outstanding, End of Period....................      --       --    1,921    3,526   6,368
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 12.074 $13.296
   Accumulation Unit Value, End of Period........................      --       -- $ 12.074 $ 13.296 $15.021
   Number of Units Outstanding, End of Period....................      --       --    4,100   12,431  17,022
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $10.182
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.182 $10.468
   Number of Units Outstanding, End of Period....................      --       --       --    4,146   6,008
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.121 $11.462
   Accumulation Unit Value, End of Period........................      --       -- $ 11.121 $ 11.462 $12.834
   Number of Units Outstanding, End of Period....................      --       --      489    2,092   2,023
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $ 10.000 $ 10.663 $ 10.792 $11.562
   Accumulation Unit Value, End of Period........................      -- $ 10.663 $ 10.792 $ 11.562 $11.633
   Number of Units Outstanding, End of Period....................      --    6,325    8,169   11,102   7,997
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $ 10.000 $ 11.206 $ 11.154 $12.920
   Accumulation Unit Value, End of Period........................      -- $ 11.206 $ 11.154 $ 12.920 $13.131
   Number of Units Outstanding, End of Period....................      --    3,044   14,696   23,295  29,424
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.347 $13.679
   Accumulation Unit Value, End of Period........................      --       -- $ 11.347 $ 13.679 $14.986
   Number of Units Outstanding, End of Period....................      --       --    2,482    8,964  10,891
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $ 10.000 $ 10.918 $ 11.825 $13.714
   Accumulation Unit Value, End of Period........................      -- $ 10.918 $ 11.825 $ 13.714 $13.900
   Number of Units Outstanding, End of Period....................      --    1,343    8,181   11,972  15,963
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $ 10.000 $ 11.484 $ 12.395 $14.746
   Accumulation Unit Value, End of Period........................      -- $ 11.484 $ 12.395 $ 14.746 $16.677
   Number of Units Outstanding, End of Period....................      --   14,835   34,582   48,395  42,188
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.492 $12.605
   Accumulation Unit Value, End of Period........................      --       -- $ 10.492 $ 12.605 $12.378
   Number of Units Outstanding, End of Period....................      --       --    4,390    3,464  11,305
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --       -- $ 10.000 $ 11.343 $12.908
   Accumulation Unit Value, End of Period........................      --       -- $ 11.343 $ 12.908 $12.979
   Number of Units Outstanding, End of Period....................      --       --    4,759    8,616   7,073
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.309 $12.439
   Accumulation Unit Value, End of Period........................      --       -- $ 11.309 $ 12.439 $10.147
   Number of Units Outstanding, End of Period....................      --       --    4,885   11,872  13,843
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.238 $12.428
   Accumulation Unit Value, End of Period........................      --       -- $ 11.238 $ 12.428 $11.888
   Number of Units Outstanding, End of Period....................      --       --    2,159    9,098   9,461
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $ 9.468
   Accumulation Unit Value, End of Period........................      --       --       -- $  9.468 $11.420
   Number of Units Outstanding, End of Period....................      --       --       --    6,562   8,305
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $10.677
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.677 $11.058
   Number of Units Outstanding, End of Period....................      --       --       --        0   1,159
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $10.094
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.094 $10.933
   Number of Units Outstanding, End of Period....................      --       --       --      168   2,678
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $10.276
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.276 $10.937
   Number of Units Outstanding, End of Period....................      --       --       --    6,002  14,267
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 11.284 $ 11.961 $ 12.187 $13.362
   Accumulation Unit Value, End of Period........................ $11.284 $ 11.961 $ 12.187 $ 13.362 $13.213
   Number of Units Outstanding, End of Period....................   2,807    3,301    7,058    6,680   6,590
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.255 $ 13.340 $ 13.751 $15.615
   Accumulation Unit Value, End of Period........................ $12.255 $ 13.340 $ 13.751 $ 15.615 $14.371
   Number of Units Outstanding, End of Period....................  36,160   38,714   35,632   35,318  34,925
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 12.624 $ 14.369 $ 15.794 $19.762

   Accumulation Unit Value, End of Period................... $12.624 $14.369 $15.794 $19.762 $20.976
   Number of Units Outstanding, End of Period...............  20,267  42,996  40,716  40,989  42,142
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.122 $13.376 $14.257 $15.914
   Accumulation Unit Value, End of Period................... $12.122 $13.376 $14.257 $15.914 $14.782
   Number of Units Outstanding, End of Period...............   2,973   3,768   3,224   1,095   1,088
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.892 $12.379
   Accumulation Unit Value, End of Period...................      --      -- $10.892 $12.379 $11.533
   Number of Units Outstanding, End of Period...............      --      --   2,158   6,112   7,514
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.692 $12.030 $12.456 $12.866
   Accumulation Unit Value, End of Period................... $11.692 $12.030 $12.456 $12.866 $13.298
   Number of Units Outstanding, End of Period...............  24,460  34,436  34,433  34,002  33,087



* The Allstate Variable Annuity Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
    - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account , the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account , PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.85% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
                         With MAV Death Benefit Option
                           Mortality & Expense = 1.7



                                                                       For the Year Ending December 31
                                                               ------------------------------------------------
Sub-Accounts                                                     2003     2004      2005      2006      2007
------------                                                   -------- -------- ---------- -------- ----------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.184 $   13.445 $ 16.190 $   17.098
   Accumulation Unit Value, End of Period..................... $ 12.184 $ 13.445 $   16.190 $ 17.098 $   20.025
   Number of Units Outstanding, End of Period.................   22,368   38,388     31,901   23,587     18,238
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.210 $   12.963 $ 13.400 $   14.571
   Accumulation Unit Value, End of Period..................... $ 12.210 $ 12.963 $   13.400 $ 14.571 $   14.852
   Number of Units Outstanding, End of Period.................   74,665  209,938    226,368   49,499    150,097
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.836 $   12.874 $ 14.892 $   15.184
   Accumulation Unit Value, End of Period..................... $ 11.836 $ 12.874 $   14.892 $ 15.184 $   17.761
   Number of Units Outstanding, End of Period.................  117,818  260,882    270,898   25,322    180,354
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.639 $   13.948 $ 14.829 $   18.896
   Accumulation Unit Value, End of Period..................... $ 12.639 $ 13.948 $   14.829 $ 18.896 $   21.381
   Number of Units Outstanding, End of Period.................   27,534   34,535     32,446   10,544     20,770
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.551 $   13.827 $ 14.440 $   16.768
   Accumulation Unit Value, End of Period..................... $ 12.551 $ 13.827 $   14.440 $ 16.768 $   19.194
   Number of Units Outstanding, End of Period.................   20,577   37,740     35,366    3,995     19,921
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.918 $   14.531 $ 15.137 $   18.060
   Accumulation Unit Value, End of Period..................... $ 12.918 $ 14.531 $   15.137 $ 18.060 $   18.916
   Number of Units Outstanding, End of Period.................   52,373   79,037    120,353   10,326     85,280
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.285 $   12.131 $ 12.131 $   12.975
   Accumulation Unit Value, End of Period..................... $ 11.285 $ 12.131 $   12.131 $ 12.975 $   13.225
   Number of Units Outstanding, End of Period.................   63,152  154,309    147,765   48,992     88,491
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.618 $   12.621 $ 13.214 $   14.774
   Accumulation Unit Value, End of Period..................... $ 11.618 $ 12.621 $   13.214 $ 14.774 $   14.909
   Number of Units Outstanding, End of Period.................   39,217  201,587    212,851    5,437    128,718
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 10.269 $   10.586 $ 10.706 $   11.065
   Accumulation Unit Value, End of Period..................... $ 10.269 $ 10.586 $   10.706 $ 11.065 $   11.477
   Number of Units Outstanding, End of Period.................  140,315  435,782    907,190   67,695  1,054,166
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.977 $    9.903 $  9.864 $   10.067
   Accumulation Unit Value, End of Period..................... $  9.977 $  9.903 $    9.864 $ 10.067 $   10.153
   Number of Units Outstanding, End of Period.................  242,445  439,450    536,500   74,623    334,301
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $  9.896 $    9.768 $  9.827 $   10.062
   Accumulation Unit Value, End of Period..................... $  9.896 $  9.768 $    9.827 $ 10.062 $   10.331
   Number of Units Outstanding, End of Period.................  138,685  415,730    600,565   62,866    458,128
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.065 $   13.055 $ 13.377 $   15.121
   Accumulation Unit Value, End of Period..................... $ 12.065 $ 13.055 $   13.377 $ 15.121 $   15.576
   Number of Units Outstanding, End of Period.................  220,396  308,763    451,129   97,380    435,427
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.985 $   12.948 $ 13.728 $   15.456
   Accumulation Unit Value, End of Period..................... $ 11.985 $ 12.948 $   13.728 $ 15.456 $   16.432
   Number of Units Outstanding, End of Period.................   33,128   52,030     61,660   10,102     82,961
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.458 $   13.522 $ 15.171 $   17.867
   Accumulation Unit Value, End of Period..................... $ 11.458 $ 13.522 $   15.171 $ 17.867 $   21.040
   Number of Units Outstanding, End of Period.................   23,311   34,395     49,486    3,618     36,800
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $ 11.273 $   12.175 $ 13.395 $   14.562
   Accumulation Unit Value, End of Period..................... $ 11.273 $ 12.175 $   13.395 $ 14.562 $   15.199
   Number of Units Outstanding, End of Period.................   11,469   56,625     60,690    5,592     49,319
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 14.851 $   17.922 $ 23.522 $   31.656
   Accumulation Unit Value, End of Period..................... $ 14.851 $ 17.922 $   23.522 $ 31.656 $   43.620
   Number of Units Outstanding, End of Period.................   24,355   47,545     73,319   21,151     76,469
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.667 $   12.297 $ 13.933 $   14.191
   Accumulation Unit Value, End of Period..................... $ 11.667 $ 12.297 $   13.933 $ 14.191 $   16.938
   Number of Units Outstanding, End of Period.................   48,746   74,213     68,523   18,146     44,609
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.575 $   12.664 $ 13.342 $   14.737
   Accumulation Unit Value, End of Period..................... $ 11.575 $ 12.664 $   13.342 $ 14.737 $   14.943
   Number of Units Outstanding, End of Period.................   44,344   72,671    211,350   64,636    485,911
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.201 $   13.499 $ 14.830 $   17.681
   Accumulation Unit Value, End of Period..................... $ 12.201 $ 13.499 $   14.830 $ 17.681 $   19.041
   Number of Units Outstanding, End of Period.................   63,170  175,312    384,803   48,552    449,336
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --       --         -- $ 10.000 $   10.717
   Accumulation Unit Value, End of Period.....................       --       --         -- $ 10.717 $   12.012
   Number of Units Outstanding, End of Period.................       --       --         --    1,199     65,224
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.063 $   15.568 $ 17.917 $   19.185
   Accumulation Unit Value, End of Period..................... $ 13.063 $ 15.568 $   17.917 $ 19.185 $   23.077
   Number of Units Outstanding, End of Period.................   87,602  130,494    179,229   55,348    134,283
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.566 $   15.831 $ 17.534 $   19.240
   Accumulation Unit Value, End of Period..................... $ 13.566 $ 15.831 $   17.534 $ 19.240 $   19.433
   Number of Units Outstanding, End of Period.................   86,930  100,509     96,086   23,828     54,417
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.354 $   15.005 $ 16.511 $   19.540
   Accumulation Unit Value, End of Period..................... $ 13.354 $ 15.005 $   16.511 $ 19.540 $   20.653
   Number of Units Outstanding, End of Period.................  153,042  231,069    346,792   67,204    322,128
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.733 $   16.999 $ 19.472 $   26.303
   Accumulation Unit Value, End of Period..................... $ 12.733 $ 16.999 $   19.472 $ 26.303 $   21.346
   Number of Units Outstanding, End of Period.................   49,176  147,102    178,831   16,352    142,482
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.811 $   14.441 $ 15.744 $   16.207
   Accumulation Unit Value, End of Period..................... $ 12.811 $ 14.441 $   15.744 $ 16.207 $   18.698
   Number of Units Outstanding, End of Period.................   16,575   28,954     25,463   25,771     15,411
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.475 $   14.372 $ 14.680 $   16.715
   Accumulation Unit Value, End of Period..................... $ 12.475 $ 14.372 $   14.680 $ 16.715 $   16.015
   Number of Units Outstanding, End of Period.................  389,485  702,138  1,159,340  319,305  1,068,334
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.373 $   13.853 $ 14.913 $   16.969
   Accumulation Unit Value, End of Period..................... $ 12.373 $ 13.853 $   14.913 $ 16.969 $   17.067
   Number of Units Outstanding, End of Period.................  181,835  347,249    489,415  101,736    417,675
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.805 $   12.367 $ 13.061 $   13.151
   Accumulation Unit Value, End of Period..................... $ 11.805 $ 12.367 $   13.061 $ 13.151 $   15.048
   Number of Units Outstanding, End of Period.................   92,229  112,222    145,537   25,708    110,913
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.870 $   13.995 $ 14.476 $   16.042
   Accumulation Unit Value, End of Period..................... $ 12.870 $ 13.995 $   14.476 $ 16.042 $   15.952

   Number of Units Outstanding, End of Period................  25,938   98,681  103,508  27,431   64,699
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period............. $10.000 $ 12.218 $ 12.746 $13.579 $ 14.130
   Accumulation Unit Value, End of Period.................... $12.218 $ 12.746 $ 13.579 $14.130 $ 15.488
   Number of Units Outstanding, End of Period................  17,314   18,208   12,438  17,405    6,910
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.............      --       --       -- $10.000 $ 10.760
   Accumulation Unit Value, End of Period....................      --       --       -- $10.760 $ 11.387
   Number of Units Outstanding, End of Period................      --       --       --   1,713   24,978
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............      -- $ 10.000 $ 10.782 $11.348 $ 12.356
   Accumulation Unit Value, End of Period....................      -- $ 10.782 $ 11.348 $12.356 $ 13.247
   Number of Units Outstanding, End of Period................      --   34,016  112,654  21,519   78,877
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 12.429 $ 13.966 $15.297 $ 14.822
   Accumulation Unit Value, End of Period.................... $12.429 $ 13.966 $ 15.297 $14.822 $ 16.382
   Number of Units Outstanding, End of Period................  52,735   87,618  202,737  72,624  209,318
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period............. $10.000 $ 12.263 $ 13.381 $13.732 $ 15.762
   Accumulation Unit Value, End of Period.................... $12.263 $ 13.381 $ 13.732 $15.762 $ 16.214
   Number of Units Outstanding, End of Period................  97,396  186,919  192,777  73,789  123,819
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $11.854 $ 15.715
   Accumulation Unit Value, End of Period....................      --       -- $ 11.854 $15.715 $ 16.277
   Number of Units Outstanding, End of Period................      --       --  248,369  32,002  408,290
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period............. $10.000 $ 11.464 $ 12.186 $13.732 $ 13.386
   Accumulation Unit Value, End of Period.................... $11.464 $ 12.186 $ 13.732 $13.386 $ 14.920
   Number of Units Outstanding, End of Period................  25,885   41,070   40,431   1,106   15,963
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 13.586 $ 15.872 $16.606 $ 18.607
   Accumulation Unit Value, End of Period.................... $13.586 $ 15.872 $ 16.606 $18.607 $ 18.532
   Number of Units Outstanding, End of Period................  90,115  136,238  258,660  84,543  252,331
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $10.933 $ 13.248
   Accumulation Unit Value, End of Period....................      --       -- $ 10.933 $13.248 $ 15.861
   Number of Units Outstanding, End of Period................      --       --   48,868   4,475   59,029
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $10.713 $ 12.722
   Accumulation Unit Value, End of Period....................      --       -- $ 10.713 $12.722 $ 11.960
   Number of Units Outstanding, End of Period................      --       --   11,565   1,022   30,216
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $11.868 $ 12.976
   Accumulation Unit Value, End of Period....................      --       -- $ 11.868 $12.976 $ 14.932
   Number of Units Outstanding, End of Period................      --       --  181,982  31,737  554,128
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $11.069 $ 12.256
   Accumulation Unit Value, End of Period....................      --       -- $ 11.069 $12.256 $ 13.449
   Number of Units Outstanding, End of Period................      --       --  157,162   7,523  210,551
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $10.456 $ 11.389
   Accumulation Unit Value, End of Period....................      --       -- $ 10.456 $11.389 $ 11.457
   Number of Units Outstanding, End of Period................      --       --   49,716   4,550  108,995
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $12.087 $ 13.330
   Accumulation Unit Value, End of Period....................      --       -- $ 12.087 $13.330 $ 15.082
   Number of Units Outstanding, End of Period................      --       --  101,824  17,989  182,002
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --       -- $10.000 $ 10.193
   Accumulation Unit Value, End of Period....................      --       --       -- $10.193 $ 10.495
   Number of Units Outstanding, End of Period................      --       --       --       0   63,256
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $11.132 $ 11.491
   Accumulation Unit Value, End of Period....................      --       -- $ 11.132 $11.491 $ 12.887
   Number of Units Outstanding, End of Period................      --       --   11,194   2,677   65,673
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.............      -- $ 10.000 $ 10.674 $10.820 $ 11.610
   Accumulation Unit Value, End of Period....................      -- $ 10.674 $ 10.820 $11.610 $ 11.698
   Number of Units Outstanding, End of Period................      --   77,284  119,391  11,299   77,201
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $ 10.000 $ 11.217 $11.183 $ 12.973
   Accumulation Unit Value, End of Period....................      -- $ 11.217 $ 11.183 $12.973 $ 13.205
   Number of Units Outstanding, End of Period................      --   41,597  323,126  29,042  909,655
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $11.358 $ 13.714
   Accumulation Unit Value, End of Period....................      --       -- $ 11.358 $13.714 $ 15.047
   Number of Units Outstanding, End of Period................      --       --   23,826   5,198   78,114
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $ 10.000 $ 10.929 $11.855 $ 13.770
   Accumulation Unit Value, End of Period....................      -- $ 10.929 $ 11.855 $13.770 $ 13.978
   Number of Units Outstanding, End of Period................      --   30,375  224,792  17,714  408,166
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $ 10.000 $ 11.496 $12.426 $ 14.807
   Accumulation Unit Value, End of Period....................      -- $ 11.496 $ 12.426 $14.807 $ 16.771
   Number of Units Outstanding, End of Period................      --   77,295  447,788  45,656  467,312
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $10.503 $ 12.637
   Accumulation Unit Value, End of Period....................      --       -- $ 10.503 $12.637 $ 12.429
   Number of Units Outstanding, End of Period................      --       --   68,083   3,240  132,994
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.............      --       -- $ 10.000 $11.355 $ 12.941
   Accumulation Unit Value, End of Period....................      --       -- $ 11.355 $12.941 $ 13.032
   Number of Units Outstanding, End of Period................      --       --   55,501  10,586   71,239
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..............      --       -- $ 10.000 $11.321 $ 12.471
   Accumulation Unit Value, End of Period....................      --       -- $ 11.321 $12.471 $ 10.189

   Number of Units Outstanding, End of Period....................      --       --  188,527  16,723  289,176
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $11.249 $ 12.460
   Accumulation Unit Value, End of Period........................      --       -- $ 11.249 $12.460 $ 11.936
   Number of Units Outstanding, End of Period....................      --       --  151,020   5,914  218,344
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $10.000 $  9.478
   Accumulation Unit Value, End of Period........................      --       --       -- $ 9.478 $ 11.450
   Number of Units Outstanding, End of Period....................      --       --       --       0   25,216
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $10.000 $ 10.688
   Accumulation Unit Value, End of Period........................      --       --       -- $10.688 $ 11.086
   Number of Units Outstanding, End of Period....................      --       --       --       0    5,381
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $10.000 $ 10.104
   Accumulation Unit Value, End of Period........................      --       --       -- $10.104 $ 10.961
   Number of Units Outstanding, End of Period....................      --       --       --       0  337,431
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $10.000 $ 10.286
   Accumulation Unit Value, End of Period........................      --       --       -- $10.286 $ 10.965
   Number of Units Outstanding, End of Period....................      --       --       --     833  493,443
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 11.296 $ 11.992 $12.236 $ 13.437
   Accumulation Unit Value, End of Period........................ $11.296 $ 11.992 $ 12.236 $13.437 $ 13.307
   Number of Units Outstanding, End of Period....................  33,345  447,425  712,672   5,602   91,787
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.268 $ 13.374 $13.808 $ 15.703
   Accumulation Unit Value, End of Period........................ $12.268 $ 13.374 $ 13.808 $15.703 $ 14.474
   Number of Units Outstanding, End of Period....................  19,748   40,186   44,373   1,256   27,085
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 12.637 $ 14.406 $15.859 $ 19.873
   Accumulation Unit Value, End of Period........................ $12.637 $ 14.406 $ 15.859 $19.873 $ 21.126
   Number of Units Outstanding, End of Period....................  65,382  115,035  170,545  21,382  184,580
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.134 $ 13.410 $14.316 $ 16.003
   Accumulation Unit Value, End of Period........................ $12.134 $ 13.410 $ 14.316 $16.003 $ 14.888
   Number of Units Outstanding, End of Period....................   9,616    8,572    7,950   3,447      180
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $10.903 $ 12.411
   Accumulation Unit Value, End of Period........................      --       -- $ 10.903 $12.411 $ 11.580
   Number of Units Outstanding, End of Period....................      --       --   97,341   6,105  243,127
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 11.704 $ 12.061 $12.507 $ 12.938
   Accumulation Unit Value, End of Period........................ $11.704 $ 12.061 $ 12.507 $12.938 $ 13.393
   Number of Units Outstanding, End of Period....................  29,283   95,152  127,010  16,033  122,742



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with MAV Death Benefit Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
    - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.70% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 0-70)
                          Mortality & Expense = 1.75



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.180 $13.434 $16.168 $17.067
   Accumulation Unit Value, End of Period..................... $12.180 $13.434 $16.168 $17.067 $19.978
   Number of Units Outstanding, End of Period.................       0       0   1,696   1,696   1,696
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.206 $12.952 $13.382 $14.544
   Accumulation Unit Value, End of Period..................... $12.206 $12.952 $13.382 $14.544 $14.816
   Number of Units Outstanding, End of Period.................     452   1,711   2,659   2,844   2,817
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.832 $12.863 $14.872 $15.155
   Accumulation Unit Value, End of Period..................... $11.832 $12.863 $14.872 $15.155 $17.718
   Number of Units Outstanding, End of Period.................       0   1,638   2,208   6,144   5,810
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.635 $13.936 $14.808 $18.861
   Accumulation Unit Value, End of Period..................... $12.635 $13.936 $14.808 $18.861 $21.330
   Number of Units Outstanding, End of Period.................       0     386     384     382     302
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.547 $13.815 $14.421 $16.737
   Accumulation Unit Value, End of Period..................... $12.547 $13.815 $14.421 $16.737 $19.148
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.914 $14.519 $15.116 $18.027
   Accumulation Unit Value, End of Period..................... $12.914 $14.519 $15.116 $18.027 $18.871
   Number of Units Outstanding, End of Period.................   2,593   3,554   4,687   4,829   4,791
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.281 $12.121 $12.115 $12.951
   Accumulation Unit Value, End of Period..................... $11.281 $12.121 $12.115 $12.951 $13.194
   Number of Units Outstanding, End of Period.................     271   1,121   1,701   1,640   1,435
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.614 $12.610 $13.196 $14.747
   Accumulation Unit Value, End of Period..................... $11.614 $12.610 $13.196 $14.747 $14.873
   Number of Units Outstanding, End of Period.................     754   8,137   6,757   6,011   4,502
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.265 $10.577 $10.691 $11.044
   Accumulation Unit Value, End of Period..................... $10.265 $10.577 $10.691 $11.044 $11.450
   Number of Units Outstanding, End of Period.................     765   8,308  35,031  42,858  42,350
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.974 $ 9.895 $ 9.850 $10.049
   Accumulation Unit Value, End of Period..................... $ 9.974 $ 9.895 $ 9.850 $10.049 $10.128
   Number of Units Outstanding, End of Period.................   2,572   3,215  10,667  11,015  11,074
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.892 $ 9.760 $ 9.814 $10.043
   Accumulation Unit Value, End of Period..................... $ 9.892 $ 9.760 $ 9.814 $10.043 $10.307
   Number of Units Outstanding, End of Period.................      89  15,209  14,945  18,079  18,287
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.060 $13.044 $13.359 $15.093
   Accumulation Unit Value, End of Period..................... $12.060 $13.044 $13.359 $15.093 $15.539
   Number of Units Outstanding, End of Period.................   1,136   2,288   8,224  19,877  21,181
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.981 $12.937 $13.710 $15.428
   Accumulation Unit Value, End of Period..................... $11.981 $12.937 $13.710 $15.428 $16.393
   Number of Units Outstanding, End of Period.................       0   1,440   7,711   7,648   7,587
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.454 $13.511 $15.151 $17.833
   Accumulation Unit Value, End of Period..................... $11.454 $13.511 $15.151 $17.833 $20.990
   Number of Units Outstanding, End of Period.................     227     226     225       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.269 $12.164 $13.377 $14.535
   Accumulation Unit Value, End of Period..................... $11.269 $12.164 $13.377 $14.535 $15.163
   Number of Units Outstanding, End of Period.................     241   1,235   2,746   2,816   2,816
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.846 $17.907 $23.490 $31.597
   Accumulation Unit Value, End of Period..................... $14.846 $17.907 $23.490 $31.597 $43.517
   Number of Units Outstanding, End of Period.................       0     651   2,863   7,145   6,728
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.571 $12.653 $13.324 $14.710
   Accumulation Unit Value, End of Period..................... $11.571 $12.653 $13.324 $14.710 $14.907
   Number of Units Outstanding, End of Period.................       0       0  11,102  30,723  26,834
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.663 $12.287 $13.914 $14.165
   Accumulation Unit Value, End of Period..................... $11.663 $12.287 $13.914 $14.165 $16.898
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.197 $13.487 $14.810 $17.648
   Accumulation Unit Value, End of Period..................... $12.197 $13.487 $14.810 $17.648 $18.996
   Number of Units Outstanding, End of Period.................     957   2,477  20,912  24,154  23,809
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.713
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.713 $12.002
   Number of Units Outstanding, End of Period.................      --      --      --   7,648   9,040
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.058 $15.555 $17.893 $19.150
   Accumulation Unit Value, End of Period..................... $13.058 $15.555 $17.893 $19.150 $23.022
   Number of Units Outstanding, End of Period.................   1,032   1,783   3,986  10,941  11,082
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.561 $15.818 $17.510 $19.204
   Accumulation Unit Value, End of Period..................... $13.561 $15.818 $17.510 $19.204 $19.387
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.350 $14.992 $16.488 $19.504
   Accumulation Unit Value, End of Period..................... $13.350 $14.992 $16.488 $19.504 $20.604
   Number of Units Outstanding, End of Period.................     211     594   5,804   9,088   9,423
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.729 $16.984 $19.446 $26.253
   Accumulation Unit Value, End of Period..................... $12.729 $16.984 $19.446 $26.253 $21.295
   Number of Units Outstanding, End of Period.................       0   1,809   4,611   9,560   8,082
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.807 $14.429 $15.722 $16.177
   Accumulation Unit Value, End of Period..................... $12.807 $14.429 $15.722 $16.177 $18.653
   Number of Units Outstanding, End of Period.................       0     383     381     379     300
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.470 $14.360 $14.661 $16.684
   Accumulation Unit Value, End of Period..................... $12.470 $14.360 $14.661 $16.684 $15.977
   Number of Units Outstanding, End of Period.................   4,729   7,720  31,091  43,911  42,999
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.368 $13.841 $14.893 $16.937
   Accumulation Unit Value, End of Period..................... $12.368 $13.841 $14.893 $16.937 $17.026
   Number of Units Outstanding, End of Period.................      19   1,802   8,839  12,268  12,024
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.801 $12.357 $13.043 $13.127
   Accumulation Unit Value, End of Period..................... $11.801 $12.357 $13.043 $13.127 $15.013
   Number of Units Outstanding, End of Period.................       0     638   4,849   5,273   4,988
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.865 $13.983 $14.457 $16.012
   Accumulation Unit Value, End of Period..................... $12.865 $13.983 $14.457 $16.012 $15.914

   Number of Units Outstanding, End of Period....................     696   2,007   5,556   5,263   5,058
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.214 $12.735 $13.560 $14.103
   Accumulation Unit Value, End of Period........................ $12.214 $12.735 $13.560 $14.103 $15.451
   Number of Units Outstanding, End of Period....................       0     402     400     398     395
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period................. $10.000 $11.733 $12.137 $10.000 $10.756
   Accumulation Unit Value, End of Period........................ $11.733 $12.137 $12.541 $10.756 $11.378
   Number of Units Outstanding, End of Period....................     221   1,018   2,032   2,375   2,337
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.778 $11.338 $12.340
   Accumulation Unit Value, End of Period........................      -- $10.778 $11.338 $12.340 $13.222
   Number of Units Outstanding, End of Period....................      --       0     817     817     817
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.424 $13.954 $15.276 $14.794
   Accumulation Unit Value, End of Period........................ $12.424 $13.954 $15.276 $14.794 $16.343
   Number of Units Outstanding, End of Period....................     436     434   6,325   6,555   7,413
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.259 $13.370 $13.714 $15.733
   Accumulation Unit Value, End of Period........................ $12.259 $13.370 $13.714 $15.733 $16.176
   Number of Units Outstanding, End of Period....................      24   1,074   1,369   1,297   1,206
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.849 $15.701
   Accumulation Unit Value, End of Period........................      --      -- $11.849 $15.701 $16.254
   Number of Units Outstanding, End of Period....................      --      --   6,507  22,410  24,370
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.460 $12.176 $13.713 $13.361
   Accumulation Unit Value, End of Period........................ $11.460 $12.176 $13.713 $13.361 $14.884
   Number of Units Outstanding, End of Period....................   2,989   2,973   2,956   2,940   2,924
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.582 $15.859 $16.583 $18.572
   Accumulation Unit Value, End of Period........................ $13.582 $15.859 $16.583 $18.572 $18.488
   Number of Units Outstanding, End of Period....................       0     532   4,840   8,414   6,510
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.930 $13.237
   Accumulation Unit Value, End of Period........................      --      -- $10.930 $13.237 $15.839
   Number of Units Outstanding, End of Period....................      --      --   1,319   2,046   2,138
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.709 $12.711
   Accumulation Unit Value, End of Period........................      --      -- $10.709 $12.711 $11.944
   Number of Units Outstanding, End of Period....................      --      --   1,262   6,537   6,544
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.864 $12.965
   Accumulation Unit Value, End of Period........................      --      -- $11.864 $12.965 $14.912
   Number of Units Outstanding, End of Period....................      --      --   2,655  21,857  19,172
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.065 $12.246
   Accumulation Unit Value, End of Period........................      --      -- $11.065 $12.246 $13.431
   Number of Units Outstanding, End of Period....................      --      --   2,142   9,355   9,832
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.452 $11.380
   Accumulation Unit Value, End of Period........................      --      -- $10.452 $11.380 $11.441
   Number of Units Outstanding, End of Period....................      --      --   2,488   4,152   4,145
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.083 $13.318
   Accumulation Unit Value, End of Period........................      --      -- $12.083 $13.318 $15.062
   Number of Units Outstanding, End of Period....................      --      --   1,119   4,739   4,715
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.189
   Accumulation Unit Value, End of Period........................      --      --      -- $10.189 $10.486
   Number of Units Outstanding, End of Period....................      --      --      --   1,541   1,763
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.129 $11.481
   Accumulation Unit Value, End of Period........................      --      -- $11.129 $11.481 $12.869
   Number of Units Outstanding, End of Period....................      --      --       0   5,635   6,539
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.670 $10.810 $11.594
   Accumulation Unit Value, End of Period........................      -- $10.670 $10.810 $11.594 $11.677
   Number of Units Outstanding, End of Period....................      --   2,014   4,141   4,110   4,146
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.214 $11.173 $12.956
   Accumulation Unit Value, End of Period........................      -- $11.214 $11.173 $12.956 $13.180
   Number of Units Outstanding, End of Period....................      --       0   2,972  37,377  32,717
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.355 $13.702
   Accumulation Unit Value, End of Period........................      --      -- $11.355 $13.702 $15.027
   Number of Units Outstanding, End of Period....................      --      --     153   7,438   7,404
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.926 $11.845 $13.751
   Accumulation Unit Value, End of Period........................      -- $10.926 $11.845 $13.751 $13.952
   Number of Units Outstanding, End of Period....................      --   1,489   8,721  14,602  14,443
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.492 $12.416 $14.787
   Accumulation Unit Value, End of Period........................      -- $11.492 $12.416 $14.787 $16.739
   Number of Units Outstanding, End of Period....................      --       0   7,845  16,092  15,067
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.499 $12.626
   Accumulation Unit Value, End of Period........................      --      -- $10.499 $12.626 $12.412
   Number of Units Outstanding, End of Period....................      --      --   1,726   3,240   3,227
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.351 $12.930
   Accumulation Unit Value, End of Period........................      --      -- $11.351 $12.930 $13.015
   Number of Units Outstanding, End of Period....................      --      --   1,923   2,344   2,333
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.317 $12.460
   Accumulation Unit Value, End of Period........................      --      -- $11.317 $12.460 $10.175
   Number of Units Outstanding, End of Period....................      --      --   4,494  12,625  12,959
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.245 $12.450
   Accumulation Unit Value, End of Period........................      --      -- $11.245 $12.450 $11.920
   Number of Units Outstanding, End of Period....................      --      --   5,336  12,802  14,516
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.475
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.475 $11.440
   Number of Units Outstanding, End of Period....................      --      --      --   3,150   3,104
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.685
   Accumulation Unit Value, End of Period........................      --      --      -- $10.685 $11.077
   Number of Units Outstanding, End of Period....................      --      --      --     413     410
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.101
   Accumulation Unit Value, End of Period........................      --      --      -- $10.101 $10.951
   Number of Units Outstanding, End of Period....................      --      --      --     408   7,192
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.283
   Accumulation Unit Value, End of Period........................      --      --      -- $10.283 $10.955
   Number of Units Outstanding, End of Period....................      --      --      --  10,809  18,937
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.292 $11.982 $12.220 $13.412
   Accumulation Unit Value, End of Period........................ $11.292 $11.982 $12.220 $13.412 $13.276
   Number of Units Outstanding, End of Period....................       0  30,877  27,092   3,702   3,690
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.264 $13.362 $13.789 $15.674
   Accumulation Unit Value, End of Period........................ $12.264 $13.362 $13.789 $15.674 $14.440
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.633 $14.394 $15.837 $19.836
   Accumulation Unit Value, End of Period........................ $12.633 $14.394 $15.837 $19.836 $21.076

   Number of Units Outstanding, End of Period...............   1,443   1,819   6,592   7,835   3,834
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.130 $13.398 $14.296 $15.973
   Accumulation Unit Value, End of Period................... $12.130 $13.398 $14.296 $15.973 $14.852
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.900 $12.400
   Accumulation Unit Value, End of Period...................      --      -- $10.900 $12.400 $11.564
   Number of Units Outstanding, End of Period...............      --      --   1,417  14,623  12,415
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.700 $12.050 $12.490 $12.914
   Accumulation Unit Value, End of Period................... $11.700 $12.050 $12.490 $12.914 $13.361
   Number of Units Outstanding, End of Period...............       0       0       0   3,289   3,271



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.75% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the Enhanced Beneficiary Protection (Annual Increase) Option
                           Mortality & Expense = 1.8



                                                                     For the Year Ending December 31
                                                               --------------------------------------------
Sub-Accounts                                                     2003     2004     2005     2006     2007
------------                                                   -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.176 $ 13.422 $ 16.146 $ 17.035
   Accumulation Unit Value, End of Period..................... $ 12.176 $ 13.422 $ 16.146 $ 17.035 $ 19.930
   Number of Units Outstanding, End of Period.................    6,299    8,829   10,423   12,281   11,946
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.202 $ 12.941 $ 13.363 $ 14.517
   Accumulation Unit Value, End of Period..................... $ 12.202 $ 12.941 $ 13.363 $ 14.517 $ 14.781
   Number of Units Outstanding, End of Period.................   13,338   30,310   30,499   27,228   21,600
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.828 $ 12.852 $ 14.851 $ 15.127
   Accumulation Unit Value, End of Period..................... $ 11.828 $ 12.852 $ 14.851 $ 15.127 $ 17.676
   Number of Units Outstanding, End of Period.................    8,305   21,806   31,805   31,781   25,631
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.630 $ 13.924 $ 14.788 $ 18.825
   Accumulation Unit Value, End of Period..................... $ 12.630 $ 13.924 $ 14.788 $ 18.825 $ 21.280
   Number of Units Outstanding, End of Period.................    5,081    6,058    6,499    3,856    2,846
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.543 $ 13.804 $ 14.401 $ 16.706
   Accumulation Unit Value, End of Period..................... $ 12.543 $ 13.804 $ 14.401 $ 16.706 $ 19.103
   Number of Units Outstanding, End of Period.................    2,803    2,895    2,087    2,079    2,072
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.909 $ 14.506 $ 15.096 $ 17.993
   Accumulation Unit Value, End of Period..................... $ 12.909 $ 14.506 $ 15.096 $ 17.993 $ 18.826
   Number of Units Outstanding, End of Period.................    7,713   13,668   12,496   14,306   11,655
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.278 $ 12.110 $ 12.098 $ 12.927
   Accumulation Unit Value, End of Period..................... $ 11.278 $ 12.110 $ 12.098 $ 12.927 $ 13.162
   Number of Units Outstanding, End of Period.................   20,924   27,724   26,695   22,620   11,454
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.610 $ 12.599 $ 13.178 $ 14.719
   Accumulation Unit Value, End of Period..................... $ 11.610 $ 12.599 $ 13.178 $ 14.719 $ 14.838
   Number of Units Outstanding, End of Period.................    2,610   73,997   69,548   51,826   35,772
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 10.262 $ 10.568 $ 10.677 $ 11.024
   Accumulation Unit Value, End of Period..................... $ 10.262 $ 10.568 $ 10.677 $ 11.024 $ 11.422
   Number of Units Outstanding, End of Period.................   55,968  153,800  237,732  268,974  215,118
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.971 $  9.887 $  9.837 $ 10.030
   Accumulation Unit Value, End of Period..................... $  9.971 $  9.887 $  9.837 $ 10.030 $ 10.104
   Number of Units Outstanding, End of Period.................   45,323   74,515  108,949   97,651   78,698
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $  9.889 $  9.752 $  9.801 $ 10.024
   Accumulation Unit Value, End of Period..................... $  9.889 $  9.752 $  9.801 $ 10.024 $ 10.282
   Number of Units Outstanding, End of Period.................  104,728  128,475  160,852  133,182  155,128
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.056 $ 13.032 $ 13.340 $ 15.065
   Accumulation Unit Value, End of Period..................... $ 12.056 $ 13.032 $ 13.340 $ 15.065 $ 15.502
   Number of Units Outstanding, End of Period.................   85,934  106,866  111,130  115,550   93,440
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.977 $ 12.926 $ 13.691 $ 15.399
   Accumulation Unit Value, End of Period..................... $ 11.977 $ 12.926 $ 13.691 $ 15.399 $ 16.354
   Number of Units Outstanding, End of Period.................   38,501   55,640   41,361   38,615   31,271
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.451 $ 13.499 $ 15.130 $ 17.800
   Accumulation Unit Value, End of Period..................... $ 11.451 $ 13.499 $ 15.130 $ 17.800 $ 20.940
   Number of Units Outstanding, End of Period.................    2,344    6,396    6,622    4,846    3,544
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $ 11.265 $ 12.154 $ 13.359 $ 14.508
   Accumulation Unit Value, End of Period..................... $ 11.265 $ 12.154 $ 13.359 $ 14.508 $ 15.127
   Number of Units Outstanding, End of Period.................    3,310    6,806    7,994    6,616    5,399
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 14.841 $ 17.891 $ 23.458 $ 31.539
   Accumulation Unit Value, End of Period..................... $ 14.841 $ 17.891 $ 23.458 $ 31.539 $ 43.413
   Number of Units Outstanding, End of Period.................    6,307    8,689   11,188   11,832   11,480
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.567 $ 12.642 $ 13.306 $ 14.138
   Accumulation Unit Value, End of Period..................... $ 11.567 $ 12.642 $ 13.306 $ 14.682 $ 16.857
   Number of Units Outstanding, End of Period.................    3,980   16,492   54,800  199,743    5,160
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.659 $ 12.276 $ 13.895 $ 14.682
   Accumulation Unit Value, End of Period..................... $ 11.659 $ 12.276 $ 13.895 $ 14.138 $ 14.872
   Number of Units Outstanding, End of Period.................    9,186   11,357    5,872    4,739  149,877
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.193 $ 13.476 $ 14.790 $ 17.615
   Accumulation Unit Value, End of Period..................... $ 12.193 $ 13.476 $ 14.790 $ 17.615 $ 18.951
   Number of Units Outstanding, End of Period.................   19,655   34,337   94,324  100,062   86,808
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --       --       -- $ 10.000 $ 10.709
   Accumulation Unit Value, End of Period.....................       --       --       -- $ 10.709 $ 11.992
   Number of Units Outstanding, End of Period.................       --       --       --    7,000   10,333
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.054 $ 15.542 $ 17.868 $ 19.114
   Accumulation Unit Value, End of Period..................... $ 13.054 $ 15.542 $ 17.868 $ 19.114 $ 22.967
   Number of Units Outstanding, End of Period.................   19,118   22,530   25,823   19,392   17,013
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.556 $ 15.804 $ 17.487 $ 19.168
   Accumulation Unit Value, End of Period..................... $ 13.556 $ 15.804 $ 17.487 $ 19.168 $ 19.341
   Number of Units Outstanding, End of Period.................   11,076   14,946   12,722   10,312    6,401
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.345 $ 14.979 $ 16.466 $ 19.467
   Accumulation Unit Value, End of Period..................... $ 13.345 $ 14.979 $ 16.466 $ 19.467 $ 20.555
   Number of Units Outstanding, End of Period.................   18,863   27,366   42,424   51,073   40,708
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.724 $ 16.970 $ 19.420 $ 26.205
   Accumulation Unit Value, End of Period..................... $ 12.724 $ 16.970 $ 19.420 $ 26.205 $ 21.244
   Number of Units Outstanding, End of Period.................   19,378   30,916   38,726   36,362   24,761
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.803 $ 14.417 $ 15.701 $ 16.147
   Accumulation Unit Value, End of Period..................... $ 12.803 $ 14.417 $ 15.701 $ 16.147 $ 18.609
   Number of Units Outstanding, End of Period.................    1,825    2,704    2,616    4,537    3,482
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.466 $ 14.347 $ 14.641 $ 16.653
   Accumulation Unit Value, End of Period..................... $ 12.466 $ 14.347 $ 14.641 $ 16.653 $ 15.939
   Number of Units Outstanding, End of Period.................   71,563  120,981  197,702  195,843  166,698
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.364 $ 13.829 $ 14.872 $ 16.906
   Accumulation Unit Value, End of Period..................... $ 12.364 $ 13.829 $ 14.872 $ 16.906 $ 16.986
   Number of Units Outstanding, End of Period.................   21,562   42,395   65,091   61,913   50,813
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.797 $ 12.346 $ 13.025 $ 13.102
   Accumulation Unit Value, End of Period..................... $ 11.797 $ 12.346 $ 13.025 $ 13.102 $ 14.977
   Number of Units Outstanding, End of Period.................   16,615   14,891   14,090   13,489   11,639
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.861 $ 13.971 $ 14.437 $ 15.982
   Accumulation Unit Value, End of Period..................... $ 12.861 $ 13.971 $ 14.437 $ 15.982 $ 15.876

   Number of Units Outstanding, End of Period....................   5,682   12,994   15,396   13,111   12,123
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.209 $ 12.724 $ 13.542 $ 14.077
   Accumulation Unit Value, End of Period........................ $12.209 $ 12.724 $ 13.542 $ 14.077 $ 15.414
   Number of Units Outstanding, End of Period....................   8,912   10,084    9,908    4,244    1,602
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --       --       -- $ 10.000 $ 10.753
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.753 $ 11.368
   Number of Units Outstanding, End of Period....................      --       --       --    4,761    4,742
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $ 10.000 $ 10.775 $ 11.328 $ 12.323
   Accumulation Unit Value, End of Period........................      -- $ 10.775 $ 11.328 $ 12.323 $ 13.198
   Number of Units Outstanding, End of Period....................      --    8,112   11,647   10,261    9,017
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 12.420 $ 13.942 $ 15.255 $ 14.767
   Accumulation Unit Value, End of Period........................ $12.420 $ 13.942 $ 15.255 $ 14.767 $ 16.304
   Number of Units Outstanding, End of Period....................  10,852   22,251   42,075   38,317   31,765
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.254 $ 13.358 $ 13.695 $ 15.703
   Accumulation Unit Value, End of Period........................ $12.254 $ 13.358 $ 13.695 $ 15.703 $ 16.137
   Number of Units Outstanding, End of Period....................  10,132   25,168   37,722   34,123   29,914
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.845 $ 15.688
   Accumulation Unit Value, End of Period........................      --       -- $ 11.845 $ 15.688 $ 16.232
   Number of Units Outstanding, End of Period....................      --       --   28,916   58,938   54,493
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 11.457 $ 12.166 $ 13.694 $ 13.336
   Accumulation Unit Value, End of Period........................ $11.457 $ 12.166 $ 13.694 $ 13.336 $ 14.849
   Number of Units Outstanding, End of Period....................   7,396   11,447   11,644    9,702    3,282
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 13.577 $ 15.845 $ 16.561 $ 18.537
   Accumulation Unit Value, End of Period........................ $13.577 $ 15.845 $ 16.561 $ 18.537 $ 18.444
   Number of Units Outstanding, End of Period....................  14,173   26,913   38,781   36,836   35,249
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.926 $ 13.225
   Accumulation Unit Value, End of Period........................      --       -- $ 10.926 $ 13.225 $ 15.818
   Number of Units Outstanding, End of Period....................      --       --    4,550    6,735    8,306
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.706 $ 12.700
   Accumulation Unit Value, End of Period........................      --       -- $ 10.706 $ 12.700 $ 11.927
   Number of Units Outstanding, End of Period....................      --       --    1,299    2,217    1,546
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.860 $ 12.954
   Accumulation Unit Value, End of Period........................      --       -- $ 11.860 $ 12.954 $ 14.891
   Number of Units Outstanding, End of Period....................      --       --   65,015   82,745   80,558
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.061 $ 12.236
   Accumulation Unit Value, End of Period........................      --       -- $ 11.061 $ 12.236 $ 13.413
   Number of Units Outstanding, End of Period....................      --       --    8,361   28,892   26,089
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.448 $ 11.370
   Accumulation Unit Value, End of Period........................      --       -- $ 10.448 $ 11.370 $ 11.426
   Number of Units Outstanding, End of Period....................      --       --   15,149   25,589   24,573
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 12.078 $ 13.307
   Accumulation Unit Value, End of Period........................      --       -- $ 12.078 $ 13.307 $ 15.041
   Number of Units Outstanding, End of Period....................      --       --   19,923   32,393   32,578
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $ 10.186
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.186 $ 10.477
   Number of Units Outstanding, End of Period....................      --       --       --    3,243    3,067
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.125 $ 11.471
   Accumulation Unit Value, End of Period........................      --       -- $ 11.125 $ 11.471 $ 12.852
   Number of Units Outstanding, End of Period....................      --       --        0    5,168    6,087
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $ 10.000 $ 10.666 $ 10.801 $ 11.578
   Accumulation Unit Value, End of Period........................      -- $ 10.666 $ 10.801 $ 11.578 $ 11.655
   Number of Units Outstanding, End of Period....................      --   10,842   20,913   14,309   14,283
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $ 10.000 $ 11.210 $ 11.164 $ 12.938
   Accumulation Unit Value, End of Period........................      -- $ 11.210 $ 11.164 $ 12.938 $ 13.155
   Number of Units Outstanding, End of Period....................      --   11,942   83,659  254,491  193,817
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.351 $ 13.690
   Accumulation Unit Value, End of Period........................      --       -- $ 11.351 $ 13.690 $ 15.006
   Number of Units Outstanding, End of Period....................      --       --    3,915   13,228   14,659
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $ 10.000 $ 10.922 $ 11.835 $ 13.733
   Accumulation Unit Value, End of Period........................      -- $ 10.922 $ 11.835 $ 13.733 $ 13.926
   Number of Units Outstanding, End of Period....................      --    5,407   34,479   41,032   38,281
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $ 10.000 $ 11.488 $ 12.405 $ 14.766
   Accumulation Unit Value, End of Period........................      -- $ 11.488 $ 12.405 $ 14.766 $ 16.708
   Number of Units Outstanding, End of Period....................      --   15,706   63,901   70,872   63,697
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 10.496 $ 12.616
   Accumulation Unit Value, End of Period........................      --       -- $ 10.496 $ 12.616 $ 12.395
   Number of Units Outstanding, End of Period....................      --       --    9,367   15,632   16,468
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --       -- $ 10.000 $ 11.347 $ 12.919
   Accumulation Unit Value, End of Period........................      --       -- $ 11.347 $ 12.919 $ 12.997
   Number of Units Outstanding, End of Period....................      --       --   23,508   28,638   27,779
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.313 $ 12.449
   Accumulation Unit Value, End of Period........................      --       -- $ 11.313 $ 12.449 $ 10.161
   Number of Units Outstanding, End of Period....................      --       --   19,800   28,648   30,278
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --       -- $ 10.000 $ 11.242 $ 12.439
   Accumulation Unit Value, End of Period........................      --       -- $ 11.242 $ 12.439 $ 11.904
   Number of Units Outstanding, End of Period....................      --       --   10,666   23,543   23,535
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $  9.471
   Accumulation Unit Value, End of Period........................      --       --       -- $  9.471 $ 11.430
   Number of Units Outstanding, End of Period....................      --       --       --    1,001    4,518
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $ 10.681
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.681 $ 11.067
   Number of Units Outstanding, End of Period....................      --       --       --        0        0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $ 10.098
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.098 $ 10.942
   Number of Units Outstanding, End of Period....................      --       --       --        0   82,721
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --       --       -- $ 10.000 $ 10.279
   Accumulation Unit Value, End of Period........................      --       --       -- $ 10.279 $ 10.946
   Number of Units Outstanding, End of Period....................      --       --       --   25,586  101,644
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 11.288 $ 11.972 $ 12.203 $ 13.387
   Accumulation Unit Value, End of Period........................ $11.288 $ 11.972 $ 12.203 $ 13.387 $ 13.244
   Number of Units Outstanding, End of Period....................   4,287  370,010  391,822   40,281   20,507
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $ 12.260 $ 13.351 $ 13.770 $ 15.644
   Accumulation Unit Value, End of Period........................ $12.260 $ 13.351 $ 13.770 $ 15.644 $ 14.405
   Number of Units Outstanding, End of Period....................   2,080   36,268   28,065   24,663   18,903
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $ 12.628 $ 14.382 $ 15.816 $ 19.799
   Accumulation Unit Value, End of Period........................ $12.628 $ 14.382 $ 15.816 $ 19.799 $ 21.026

   Number of Units Outstanding, End of Period...............  12,403  14,068  40,611  43,476  28,860
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.126 $13.387 $14.277 $15.943
   Accumulation Unit Value, End of Period................... $12.126 $13.387 $14.277 $15.943 $14.817
   Number of Units Outstanding, End of Period...............       0   4,230   1,971   1,971   1,971
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.896 $12.390
   Accumulation Unit Value, End of Period...................      --      -- $10.896 $12.390 $11.548
   Number of Units Outstanding, End of Period...............      --      --  15,291  33,299  26,972
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.696 $12.040 $12.473 $12.890
   Accumulation Unit Value, End of Period................... $11.696 $12.040 $12.473 $12.890 $13.329
   Number of Units Outstanding, End of Period...............   1,413  42,401  41,688  44,233  23,345



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund-Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.80% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 71-79)
                           Mortality & Expense = 1.9



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.168 $13.400 $16.102 $16.971
   Accumulation Unit Value, End of Period..................... $12.168 $13.400 $16.102 $16.971 $19.835
   Number of Units Outstanding, End of Period.................     200     200     200     200     200
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.194 $12.919 $13.327 $14.462
   Accumulation Unit Value, End of Period..................... $12.194 $12.919 $13.327 $14.462 $14.711
   Number of Units Outstanding, End of Period.................     271   1,235   1,231   1,227   1,139
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.820 $12.830 $14.811 $15.071
   Accumulation Unit Value, End of Period..................... $11.820 $12.830 $14.811 $15.071 $17.592
   Number of Units Outstanding, End of Period.................       0   2,024   3,594   3,299   1,519
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.622 $13.900 $14.748 $18.755
   Accumulation Unit Value, End of Period..................... $12.622 $13.900 $14.748 $18.755 $21.179
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.534 $13.780 $14.362 $16.643
   Accumulation Unit Value, End of Period..................... $12.534 $13.780 $14.362 $16.643 $19.012
   Number of Units Outstanding, End of Period.................       0   1,547   1,547   1,547   1,547
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.901 $14.482 $15.055 $17.926
   Accumulation Unit Value, End of Period..................... $12.901 $14.482 $15.055 $17.926 $18.737
   Number of Units Outstanding, End of Period.................       0       0   1,007     802       0
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.270 $12.090 $12.066 $12.878
   Accumulation Unit Value, End of Period..................... $11.270 $12.090 $12.066 $12.878 $13.100
   Number of Units Outstanding, End of Period.................       0     958   1,241   1,140     661
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.603 $12.578 $13.142 $14.664
   Accumulation Unit Value, End of Period..................... $11.603 $12.578 $13.142 $14.664 $14.767
   Number of Units Outstanding, End of Period.................       0     260     514     440       0
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.255 $10.550 $10.648 $10.983
   Accumulation Unit Value, End of Period..................... $10.255 $10.550 $10.648 $10.983 $11.368
   Number of Units Outstanding, End of Period.................       0   8,614  17,544  38,461  33,789
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.964 $ 9.870 $ 9.810 $ 9.992
   Accumulation Unit Value, End of Period..................... $ 9.964 $ 9.870 $ 9.810 $ 9.992 $10.056
   Number of Units Outstanding, End of Period.................       0   9,561   1,628   1,332     179
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.882 $ 9.735 $ 9.774 $ 9.987
   Accumulation Unit Value, End of Period..................... $ 9.882 $ 9.735 $ 9.774 $ 9.987 $10.233
   Number of Units Outstanding, End of Period.................       0   5,334   9,040  10,768   7,506
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.048 $13.010 $13.304 $15.009
   Accumulation Unit Value, End of Period..................... $12.048 $13.010 $13.304 $15.009 $15.428
   Number of Units Outstanding, End of Period.................       0     709   2,865   4,843   4,197
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.969 $12.904 $13.654 $15.341
   Accumulation Unit Value, End of Period..................... $11.969 $12.904 $13.654 $15.341 $16.277
   Number of Units Outstanding, End of Period.................     273     531     531     531     530
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.443 $13.476 $15.089 $17.734
   Accumulation Unit Value, End of Period..................... $11.443 $13.476 $15.089 $17.734 $20.841
   Number of Units Outstanding, End of Period.................       0   1,724   1,724   1,724   1,724
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.258 $12.133 $13.322 $14.454
   Accumulation Unit Value, End of Period..................... $11.258 $12.133 $13.322 $14.454 $15.055
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.831 $17.861 $23.394 $31.421
   Accumulation Unit Value, End of Period..................... $14.831 $17.861 $23.394 $31.421 $43.207
   Number of Units Outstanding, End of Period.................       0       0   6,532     139     103
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.559 $12.621 $13.270 $14.086
   Accumulation Unit Value, End of Period..................... $11.559 $12.621 $13.270 $14.627 $16.777
   Number of Units Outstanding, End of Period.................       0     260   8,850   8,601       0
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.651 $12.255 $13.857 $14.627
   Accumulation Unit Value, End of Period..................... $11.651 $12.255 $13.857 $14.086 $14.801
   Number of Units Outstanding, End of Period.................       0       0       0       0   8,002
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.184 $13.453 $14.750 $17.549
   Accumulation Unit Value, End of Period..................... $12.184 $13.453 $14.750 $17.549 $18.861
   Number of Units Outstanding, End of Period.................   1,464   1,464   5,169   5,184   2,853
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.702
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.702 $11.971
   Number of Units Outstanding, End of Period.................      --      --      --   2,324   2,896
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.045 $15.516 $17.820 $19.043
   Accumulation Unit Value, End of Period..................... $13.045 $15.516 $17.820 $19.043 $22.858
   Number of Units Outstanding, End of Period.................       0   1,508   3,347   4,101   4,209
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.547 $15.778 $17.439 $19.097
   Accumulation Unit Value, End of Period..................... $13.547 $15.778 $17.439 $19.097 $19.249
   Number of Units Outstanding, End of Period.................      95     185     185     185     185
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.336 $14.954 $16.421 $19.395
   Accumulation Unit Value, End of Period..................... $13.336 $14.954 $16.421 $19.395 $20.458
   Number of Units Outstanding, End of Period.................     349     488   3,854   4,976   4,940
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.716 $16.941 $19.367 $26.107
   Accumulation Unit Value, End of Period..................... $12.716 $16.941 $19.367 $26.107 $21.143
   Number of Units Outstanding, End of Period.................       0     766   3,154   3,522   2,742
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.794 $14.392 $15.658 $16.087
   Accumulation Unit Value, End of Period..................... $12.794 $14.392 $15.658 $16.087 $18.521
   Number of Units Outstanding, End of Period.................      81      81      81      80      80
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.458 $14.323 $14.601 $16.590
   Accumulation Unit Value, End of Period..................... $12.458 $14.323 $14.601 $16.590 $15.864
   Number of Units Outstanding, End of Period.................     921   4,484  15,664  21,372  18,484
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.356 $13.806 $14.832 $16.843
   Accumulation Unit Value, End of Period..................... $12.356 $13.806 $14.832 $16.843 $16.905
   Number of Units Outstanding, End of Period.................  10,119  10,717   6,221   6,430   5,331
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.789 $12.325 $12.990 $13.053
   Accumulation Unit Value, End of Period..................... $11.789 $12.325 $12.990 $13.053 $14.906
   Number of Units Outstanding, End of Period.................       0   1,688   1,688   1,688   1,688
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.852 $13.947 $14.398 $15.922
   Accumulation Unit Value, End of Period..................... $12.852 $13.947 $14.398 $15.922 $15.800

   Number of Units Outstanding, End of Period....................       0   2,450   2,734   2,664   2,365
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.201 $12.703 $13.505 $14.025
   Accumulation Unit Value, End of Period........................ $12.201 $12.703 $13.505 $14.025 $15.341
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.745
   Accumulation Unit Value, End of Period........................      --      --      -- $10.745 $11.349
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.767 $11.309 $12.289
   Accumulation Unit Value, End of Period........................      -- $10.767 $11.309 $12.289 $13.148
   Number of Units Outstanding, End of Period....................      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.412 $13.918 $15.214 $14.712
   Accumulation Unit Value, End of Period........................ $12.412 $13.918 $15.214 $14.712 $16.226
   Number of Units Outstanding, End of Period....................     622   2,155   3,872   3,468   2,650
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.246 $13.336 $13.658 $15.645
   Accumulation Unit Value, End of Period........................ $12.246 $13.336 $13.658 $15.645 $16.060
   Number of Units Outstanding, End of Period....................       0   3,253   3,557   3,437   3,018
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.837 $15.661
   Accumulation Unit Value, End of Period........................      --      -- $11.837 $15.661 $16.188
   Number of Units Outstanding, End of Period....................      --      --   1,468   3,795   4,265
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.449 $12.145 $13.657 $13.287
   Accumulation Unit Value, End of Period........................ $11.449 $12.145 $13.657 $13.287 $14.778
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.568 $15.818 $16.516 $18.468
   Accumulation Unit Value, End of Period........................ $13.568 $15.818 $16.516 $18.468 $18.356
   Number of Units Outstanding, End of Period....................     200   1,640   1,640   1,992   1,990
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.919 $13.203
   Accumulation Unit Value, End of Period........................      --      -- $10.919 $13.203 $15.775
   Number of Units Outstanding, End of Period....................      --      --     159     159     159
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.698 $12.678
   Accumulation Unit Value, End of Period........................      --      -- $10.698 $12.678 $11.895
   Number of Units Outstanding, End of Period....................      --      --       0   1,611   1,533
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.852 $12.932
   Accumulation Unit Value, End of Period........................      --      -- $11.852 $12.932 $14.851
   Number of Units Outstanding, End of Period....................      --      --   4,326  14,618  10,827
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.054 $12.215
   Accumulation Unit Value, End of Period........................      --      -- $11.054 $12.215 $13.376
   Number of Units Outstanding, End of Period....................      --      --   1,564   2,910   3,059
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.441 $11.351
   Accumulation Unit Value, End of Period........................      --      -- $10.441 $11.351 $11.395
   Number of Units Outstanding, End of Period....................      --      --   2,747   4,427   2,831
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.070 $13.284
   Accumulation Unit Value, End of Period........................      --      -- $12.070 $13.284 $15.000
   Number of Units Outstanding, End of Period....................      --      --  13,476   6,345   5,852
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.179
   Accumulation Unit Value, End of Period........................      --      --      -- $10.179 $10.459
   Number of Units Outstanding, End of Period....................      --      --      --   1,649   2,120
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.117 $11.452
   Accumulation Unit Value, End of Period........................      --      -- $11.117 $11.452 $12.817
   Number of Units Outstanding, End of Period....................      --      --       0   1,629   2,071
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.659 $10.783 $11.547
   Accumulation Unit Value, End of Period........................      -- $10.659 $10.783 $11.547 $11.611
   Number of Units Outstanding, End of Period....................      --   1,650   2,444   2,386   1,556
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.202 $11.145 $12.903
   Accumulation Unit Value, End of Period........................      -- $11.202 $11.145 $12.903 $13.106
   Number of Units Outstanding, End of Period....................      --       0   2,402   7,888  22,774
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.343 $13.667
   Accumulation Unit Value, End of Period........................      --      -- $11.343 $13.667 $14.965
   Number of Units Outstanding, End of Period....................      --      --       0   4,573   4,573
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.915 $11.815 $13.695
   Accumulation Unit Value, End of Period........................      -- $10.915 $11.815 $13.695 $13.874
   Number of Units Outstanding, End of Period....................      --       0   3,326   6,502   4,034
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.480 $12.384 $14.726
   Accumulation Unit Value, End of Period........................      -- $11.480 $12.384 $14.726 $16.645
   Number of Units Outstanding, End of Period....................      --       0   8,025   9,165   7,176
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.488 $12.594
   Accumulation Unit Value, End of Period........................      --      -- $10.488 $12.594 $12.361
   Number of Units Outstanding, End of Period....................      --      --     497     617     492
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.339 $12.897
   Accumulation Unit Value, End of Period........................      --      -- $11.339 $12.897 $12.962
   Number of Units Outstanding, End of Period....................      --      --     667   4,609   4,609
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.306 $12.428
   Accumulation Unit Value, End of Period........................      --      -- $11.306 $12.428 $10.133
   Number of Units Outstanding, End of Period....................      --      --   1,003   3,818   3,446
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.234 $12.418
   Accumulation Unit Value, End of Period........................      --      -- $11.234 $12.418 $11.871
   Number of Units Outstanding, End of Period....................      --      --     773   8,173   8,703
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.465
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.465 $11.410
   Number of Units Outstanding, End of Period....................      --      --      --   1,325   1,317
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.674
   Accumulation Unit Value, End of Period........................      --      --      -- $10.674 $11.048
   Number of Units Outstanding, End of Period....................      --      --      --   1,427   1,408
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.091
   Accumulation Unit Value, End of Period........................      --      --      -- $10.091 $10.923
   Number of Units Outstanding, End of Period....................      --      --      --     629     625
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.272
   Accumulation Unit Value, End of Period........................      --      --      -- $10.272 $10.927
   Number of Units Outstanding, End of Period....................      --      --      --   3,181   4,615
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.280 $11.951 $12.170 $13.337
   Accumulation Unit Value, End of Period........................ $11.280 $11.951 $12.170 $13.337 $13.181
   Number of Units Outstanding, End of Period....................   9,174   7,877       0       0       0
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.251 $13.328 $13.733 $15.586
   Accumulation Unit Value, End of Period........................ $12.251 $13.328 $13.733 $15.586 $14.337
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.620 $14.357 $15.773 $19.725
   Accumulation Unit Value, End of Period........................ $12.620 $14.357 $15.773 $19.725 $20.926

   Number of Units Outstanding, End of Period...............       0       0     511   2,011   1,578
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.118 $13.364 $14.238 $15.884
   Accumulation Unit Value, End of Period................... $12.118 $13.364 $14.238 $15.884 $14.747
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.888 $12.369
   Accumulation Unit Value, End of Period...................      --      -- $10.888 $12.369 $11.517
   Number of Units Outstanding, End of Period...............      --      --     798   7,943   8,317
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.688 $12.020 $12.439 $12.842
   Accumulation Unit Value, End of Period................... $11.688 $12.020 $12.439 $12.842 $13.266
   Number of Units Outstanding, End of Period...............       0       0       0       0       0



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.90% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
  With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                               Option (age 0-70)
                          Mortality & Expense = 1.95



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.164 $13.388 $16.080 $16.939
   Accumulation Unit Value, End of Period..................... $12.164 $13.388 $16.080 $16.939 $19.788
   Number of Units Outstanding, End of Period.................     433     887     884     882     423
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.190 $12.908 $13.309 $14.435
   Accumulation Unit Value, End of Period..................... $12.190 $12.908 $13.309 $14.435 $14.676
   Number of Units Outstanding, End of Period.................   3,419   8,213   8,310   7,931   7,123
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.816 $12.819 $14.791 $15.042
   Accumulation Unit Value, End of Period..................... $11.816 $12.819 $14.791 $15.042 $17.550
   Number of Units Outstanding, End of Period.................   2,560   5,789   6,375   4,854   3,902
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.617 $13.888 $14.728 $18.720
   Accumulation Unit Value, End of Period..................... $12.617 $13.888 $14.728 $18.720 $21.128
   Number of Units Outstanding, End of Period.................   1,183   1,179   1,176     711     707
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.530 $13.768 $14.343 $16.612
   Accumulation Unit Value, End of Period..................... $12.530 $13.768 $14.343 $16.612 $18.967
   Number of Units Outstanding, End of Period.................     453     453     453       0       0
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.896 $14.469 $15.034 $17.892
   Accumulation Unit Value, End of Period..................... $12.896 $14.469 $15.034 $17.892 $18.692
   Number of Units Outstanding, End of Period.................   4,042   8,445   9,405   8,194   5,458
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.266 $12.079 $12.049 $12.854
   Accumulation Unit Value, End of Period..................... $11.266 $12.079 $12.049 $12.854 $13.068
   Number of Units Outstanding, End of Period.................   5,695   7,022   6,969   6,914   5,288
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.599 $12.567 $13.124 $14.637
   Accumulation Unit Value, End of Period..................... $11.599 $12.567 $13.124 $14.637 $14.732
   Number of Units Outstanding, End of Period.................       0   1,481   1,481   1,481   1,481
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.251 $10.541 $10.633 $10.962
   Accumulation Unit Value, End of Period..................... $10.251 $10.541 $10.633 $10.962 $11.341
   Number of Units Outstanding, End of Period.................   5,174  26,917  58,872  66,170  53,457
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.960 $ 9.861 $ 9.797 $ 9.974
   Accumulation Unit Value, End of Period..................... $ 9.960 $ 9.861 $ 9.797 $ 9.974 $10.032
   Number of Units Outstanding, End of Period.................     773  32,548  33,800  34,401  25,675
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.879 $ 9.727 $ 9.761 $ 9.968
   Accumulation Unit Value, End of Period..................... $ 9.879 $ 9.727 $ 9.761 $ 9.968 $10.209
   Number of Units Outstanding, End of Period.................       0   8,476  20,645  21,529  20,634
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.044 $12.999 $13.286 $14.981
   Accumulation Unit Value, End of Period..................... $12.044 $12.999 $13.286 $14.981 $15.392
   Number of Units Outstanding, End of Period.................   4,817   6,668  20,958  25,585  25,229
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.965 $12.893 $13.635 $15.313
   Accumulation Unit Value, End of Period..................... $11.965 $12.893 $13.635 $15.313 $16.238
   Number of Units Outstanding, End of Period.................   8,755   9,023   8,859   7,106   5,444
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.439 $13.465 $15.069 $17.701
   Accumulation Unit Value, End of Period..................... $11.439 $13.465 $15.069 $17.701 $20.791
   Number of Units Outstanding, End of Period.................   3,467   4,948   5,433   5,396   5,124
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.254 $12.123 $13.304 $14.427
   Accumulation Unit Value, End of Period..................... $11.254 $12.123 $13.304 $14.427 $15.019
   Number of Units Outstanding, End of Period.................     474   1,823   2,863   2,743   2,709
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.826 $17.846 $23.363 $31.362
   Accumulation Unit Value, End of Period..................... $14.826 $17.846 $23.363 $31.362 $43.104
   Number of Units Outstanding, End of Period.................     415   1,308   2,743   3,003   3,423
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.555 $12.610 $13.252 $14.600
   Accumulation Unit Value, End of Period..................... $11.647 $12.610 $13.252 $14.600 $14.766
   Number of Units Outstanding, End of Period.................     991  10,557  22,067  20,345  16,048
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.647 $12.245 $13.839 $14.059
   Accumulation Unit Value, End of Period..................... $11.555 $12.245 $13.839 $14.059 $16.737
   Number of Units Outstanding, End of Period.................     600     987     982     977     840
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.180 $13.441 $14.730 $17.516
   Accumulation Unit Value, End of Period..................... $12.180 $13.441 $14.730 $17.516 $18.816
   Number of Units Outstanding, End of Period.................   4,298  17,277  32,627  33,418  18,546
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.698
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.698 $11.961
   Number of Units Outstanding, End of Period.................      --      --      --   1,837   1,805
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.040 $15.502 $17.796 $19.007
   Accumulation Unit Value, End of Period..................... $13.040 $15.502 $17.796 $19.007 $22.804
   Number of Units Outstanding, End of Period.................   5,065   7,856  11,875  12,553   7,715
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.543 $15.764 $17.415 $19.061
   Accumulation Unit Value, End of Period..................... $13.543 $15.764 $17.415 $19.061 $19.203
   Number of Units Outstanding, End of Period.................   1,317   5,166   7,762   6,740   3,444
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.331 $14.941 $16.399 $19.359
   Accumulation Unit Value, End of Period..................... $13.331 $14.941 $16.399 $19.359 $20.409
   Number of Units Outstanding, End of Period.................   6,986  13,813  26,405  29,992  24,360
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.711 $16.927 $19.341 $26.058
   Accumulation Unit Value, End of Period..................... $12.711 $16.927 $19.341 $26.058 $21.093
   Number of Units Outstanding, End of Period.................   1,331   4,396   5,815   5,685   5,001
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.790 $14.380 $15.637 $16.057
   Accumulation Unit Value, End of Period..................... $12.790 $14.380 $15.637 $16.057 $18.477
   Number of Units Outstanding, End of Period.................       0   1,148   3,038   2,966   2,866
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.453 $14.311 $14.581 $16.559
   Accumulation Unit Value, End of Period..................... $12.453 $14.311 $14.581 $16.559 $15.826
   Number of Units Outstanding, End of Period.................  13,637  36,846  95,234  92,222  67,064
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.352 $13.794 $14.812 $16.811
   Accumulation Unit Value, End of Period..................... $12.352 $13.794 $14.812 $16.811 $16.865
   Number of Units Outstanding, End of Period.................  11,163  25,743  26,833  28,268  20,746
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.785 $12.315 $12.972 $13.029
   Accumulation Unit Value, End of Period..................... $11.785 $12.315 $12.972 $13.029 $14.870
   Number of Units Outstanding, End of Period.................   8,537  18,251  18,684  16,398  11,545
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.848 $13.935 $14.378 $15.893
   Accumulation Unit Value, End of Period..................... $12.848 $13.935 $14.378 $15.893 $15.763

   Number of Units Outstanding, End of Period....................   6,850  13,525  15,785  15,587  14,436
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.197 $12.692 $13.487 $13.998
   Accumulation Unit Value, End of Period........................ $12.197 $12.692 $13.487 $13.998 $15.304
   Number of Units Outstanding, End of Period....................   7,385   8,020   7,980   7,940   7,224
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.742
   Accumulation Unit Value, End of Period........................      --      --      -- $10.742 $11.339
   Number of Units Outstanding, End of Period....................      --      --      --   4,444   4,420
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.763 $11.299 $12.273
   Accumulation Unit Value, End of Period........................      -- $10.763 $11.299 $12.273 $13.124
   Number of Units Outstanding, End of Period....................      --   5,003  11,694  11,724  11,018
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.407 $13.906 $15.193 $14.684
   Accumulation Unit Value, End of Period........................ $12.407 $13.906 $15.193 $14.684 $16.188
   Number of Units Outstanding, End of Period....................     447   2,037   5,987   5,839   5,603
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.242 $13.324 $13.639 $15.616
   Accumulation Unit Value, End of Period........................ $12.242 $13.324 $13.639 $15.616 $16.022
   Number of Units Outstanding, End of Period....................   1,991   4,498   4,657   1,036   1,029
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.833 $15.648
   Accumulation Unit Value, End of Period........................      --      -- $11.833 $15.648 $16.166
   Number of Units Outstanding, End of Period....................      --      --  21,112  26,066  25,201
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.445 $12.135 $13.639 $13.262
   Accumulation Unit Value, End of Period........................ $11.445 $12.135 $13.639 $13.262 $14.743
   Number of Units Outstanding, End of Period....................   2,114   3,201   2,991   1,548   1,544
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.563 $15.805 $16.493 $18.434
   Accumulation Unit Value, End of Period........................ $13.563 $15.805 $16.493 $18.434 $18.312
   Number of Units Outstanding, End of Period....................   2,059   8,513  29,031  28,631  23,627
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.915 $13.192
   Accumulation Unit Value, End of Period........................      --      -- $10.915 $13.192 $15.753
   Number of Units Outstanding, End of Period....................      --      --  20,466  20,111  19,414
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.695 $12.668
   Accumulation Unit Value, End of Period........................      --      -- $10.695 $12.668 $11.879
   Number of Units Outstanding, End of Period....................      --      --   2,110   2,930   4,741
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.848 $12.921
   Accumulation Unit Value, End of Period........................      --      -- $11.848 $12.921 $14.830
   Number of Units Outstanding, End of Period....................      --      --  22,206  47,137  36,152
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.050 $12.204
   Accumulation Unit Value, End of Period........................      --      -- $11.050 $12.204 $13.358
   Number of Units Outstanding, End of Period....................      --      --   9,747  14,324  13,309
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.438 $11.341
   Accumulation Unit Value, End of Period........................      --      -- $10.438 $11.341 $11.379
   Number of Units Outstanding, End of Period....................      --      --   2,253   3,240   3,274
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.066 $13.273
   Accumulation Unit Value, End of Period........................      --      -- $12.066 $13.273 $14.980
   Number of Units Outstanding, End of Period....................      --      --  14,003  13,668  12,703
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.175
   Accumulation Unit Value, End of Period........................      --      --      -- $10.175 $10.450
   Number of Units Outstanding, End of Period....................      --      --      --     864   1,064
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.113 $11.442
   Accumulation Unit Value, End of Period........................      --      -- $11.113 $11.442 $12.799
   Number of Units Outstanding, End of Period....................      --      --       0   1,311   1,336
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.655 $10.774 $11.531
   Accumulation Unit Value, End of Period........................      -- $10.655 $10.774 $11.531 $11.589
   Number of Units Outstanding, End of Period....................      --   5,265   5,208   5,078   4,611
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.198 $11.135 $12.885
   Accumulation Unit Value, End of Period........................      -- $11.198 $11.135 $12.885 $13.082
   Number of Units Outstanding, End of Period....................      --   2,354  11,326  38,710  63,165
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.339 $13.656
   Accumulation Unit Value, End of Period........................      --      -- $11.339 $13.656 $14.945
   Number of Units Outstanding, End of Period....................      --      --       0  21,670  21,097
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.911 $11.805 $13.677
   Accumulation Unit Value, End of Period........................      -- $10.911 $11.805 $13.677 $13.848
   Number of Units Outstanding, End of Period....................      --   1,672  14,780  20,128  18,114
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.476 $12.373 $14.706
   Accumulation Unit Value, End of Period........................      -- $11.476 $12.373 $14.706 $16.614
   Number of Units Outstanding, End of Period....................      --   3,188  53,004  54,520  48,088
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.485 $12.583
   Accumulation Unit Value, End of Period........................      --      -- $10.485 $12.583 $12.344
   Number of Units Outstanding, End of Period....................      --      --   4,554   5,648   9,295
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.335 $12.886
   Accumulation Unit Value, End of Period........................      --      -- $11.335 $12.886 $12.944
   Number of Units Outstanding, End of Period....................      --      --   5,161  18,722  16,850
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.302 $12.418
   Accumulation Unit Value, End of Period........................      --      -- $11.302 $12.418 $10.119
   Number of Units Outstanding, End of Period....................      --      --  13,050  16,057  16,966
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.230 $12.407
   Accumulation Unit Value, End of Period........................      --      -- $11.230 $12.407 $11.855
   Number of Units Outstanding, End of Period....................      --      --  19,182  22,090  22,287
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.462
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.462 $11.401
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.670
   Accumulation Unit Value, End of Period........................      --      --      -- $10.670 $11.039
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.087
   Accumulation Unit Value, End of Period........................      --      --      -- $10.087 $10.914
   Number of Units Outstanding, End of Period....................      --      --      --     109     118
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.269
   Accumulation Unit Value, End of Period........................      --      --      -- $10.269 $10.918
   Number of Units Outstanding, End of Period....................      --      --      --   3,021   6,040
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.276 $11.941 $12.154 $13.312
   Accumulation Unit Value, End of Period........................ $12.114 $11.941 $12.154 $13.312 $13.150
   Number of Units Outstanding, End of Period....................       0   3,838   4,667   4,646   4,625
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.247 $13.317 $13.714 $15.557
   Accumulation Unit Value, End of Period........................ $12.247 $13.317 $13.714 $15.557 $14.303
   Number of Units Outstanding, End of Period....................   2,013   5,001   5,245   3,029   3,020
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.615 $14.345 $15.751 $19.688
   Accumulation Unit Value, End of Period........................ $12.615 $14.345 $15.751 $19.688 $20.876

   Number of Units Outstanding, End of Period...............   1,231   2,597   2,710   1,660   2,581
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.114 $13.353 $14.219 $15.854
   Accumulation Unit Value, End of Period................... $12.114 $13.353 $14.219 $15.854 $14.712
   Number of Units Outstanding, End of Period...............   3,860       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.885 $12.358
   Accumulation Unit Value, End of Period...................      --      -- $10.885 $12.358 $11.501
   Number of Units Outstanding, End of Period...............      --      --   6,281   8,968   9,518
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.684 $12.009 $12.422 $12.818
   Accumulation Unit Value, End of Period................... $11.684 $12.009 $12.422 $12.818 $13.235
   Number of Units Outstanding, End of Period...............   6,603   6,296   8,555   8,398   8,288



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
    - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 1.95% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                           (Annual Increase) Option
                           Mortality & Expense = 2.0



                                                                        For the Year Ending December 31
                                                               --------------------------------------------------
Sub-Accounts                                                     2003      2004       2005       2006      2007
------------                                                   -------- ---------- ---------- ---------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.159 $   13.377 $   16.058 $ 16.908
   Accumulation Unit Value, End of Period..................... $ 12.159 $   13.377 $   16.058 $   16.908 $ 19.741
   Number of Units Outstanding, End of Period.................   44,604     60,921     64,320     66,199   43,043
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.185 $   12.897 $   13.291 $ 14.408
   Accumulation Unit Value, End of Period..................... $ 12.185 $   12.897 $   13.291 $   14.408 $ 14.641
   Number of Units Outstanding, End of Period.................  267,578    458,569    450,933    393,926  301,052
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   11.812 $   12.808 $   14.771 $ 15.014
   Accumulation Unit Value, End of Period..................... $ 11.812 $   12.808 $   14.771 $   15.014 $ 17.509
   Number of Units Outstanding, End of Period.................  226,790    418,173    364,651    321,931  210,705
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.613 $   13.877 $   14.708 $ 18.685
   Accumulation Unit Value, End of Period..................... $ 12.613 $   13.877 $   14.708 $   18.685 $ 21.078
   Number of Units Outstanding, End of Period.................   67,863    156,850    143,222    122,372   70,122
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.526 $   13.757 $   14.323 $ 16.581
   Accumulation Unit Value, End of Period..................... $ 12.526 $   13.757 $   14.323 $   16.581 $ 18.922
   Number of Units Outstanding, End of Period.................   19,012     32,344     31,446     27,626   22,449
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.892 $   14.457 $   15.014 $ 17.859
   Accumulation Unit Value, End of Period..................... $ 12.892 $   14.457 $   15.014 $   17.859 $ 18.647
   Number of Units Outstanding, End of Period.................  126,971    162,492    165,660    108,014   74,726
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.262 $   12.069 $   12.033 $ 12.830
   Accumulation Unit Value, End of Period..................... $ 11.262 $   12.069 $   12.033 $   12.830 $ 13.037
   Number of Units Outstanding, End of Period.................  204,088    273,137    254,332    195,795  132,897
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.595 $   12.556 $   13.106 $ 14.610
   Accumulation Unit Value, End of Period..................... $ 11.595 $   12.556 $   13.106 $   14.610 $ 14.697
   Number of Units Outstanding, End of Period.................  320,091    286,648    246,343    190,453  114,959
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   10.248 $   10.532 $   10.619 $ 10.942
   Accumulation Unit Value, End of Period..................... $ 10.248 $   10.532 $   10.619 $   10.942 $ 11.314
   Number of Units Outstanding, End of Period.................  289,179    594,307    747,610    759,383  539,224
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.957 $    9.853 $    9.783 $  9.955
   Accumulation Unit Value, End of Period..................... $  9.957 $    9.853 $    9.783 $    9.955 $ 10.008
   Number of Units Outstanding, End of Period.................  452,073    696,704    724,367    630,265  441,319
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $    9.875 $    9.719 $    9.747 $  9.950
   Accumulation Unit Value, End of Period..................... $  9.875 $    9.719 $    9.747 $    9.950 $ 10.185
   Number of Units Outstanding, End of Period.................  255,876    408,491    515,426    471,801  344,013
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.040 $   12.988 $   13.268 $ 14.953
   Accumulation Unit Value, End of Period..................... $ 12.040 $   12.988 $   13.268 $   14.953 $ 15.355
   Number of Units Outstanding, End of Period.................  824,844  1,077,618  1,117,999    755,774  542,826
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   11.961 $   12.882 $   13.617 $ 15.284
   Accumulation Unit Value, End of Period..................... $ 11.961 $   12.882 $   13.617 $   15.284 $ 16.199
   Number of Units Outstanding, End of Period.................  282,474    340,508    485,883    477,887  405,124
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.435 $   13.453 $   15.048 $ 17.668
   Accumulation Unit Value, End of Period..................... $ 11.435 $   13.453 $   15.048 $   17.668 $ 20.742
   Number of Units Outstanding, End of Period.................   62,846     75,392     79,540     63,188   40,381
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $   11.250 $   12.113 $   13.286 $ 14.400
   Accumulation Unit Value, End of Period..................... $ 11.250 $   12.113 $   13.286 $   14.400 $ 14.984
   Number of Units Outstanding, End of Period.................   57,041     93,841     95,129     77,686   53,383
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   14.821 $   17.831 $   23.331 $ 31.304
   Accumulation Unit Value, End of Period..................... $ 14.821 $   17.831 $   23.331 $   31.304 $ 43.002
   Number of Units Outstanding, End of Period.................   42,601     65,654     70,168     65,118   40,744
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.643 $   12.234 $   13.820 $ 14.033
   Accumulation Unit Value, End of Period..................... $ 11.643 $   12.234 $   13.820 $   14.033 $ 16.697
   Number of Units Outstanding, End of Period.................   85,176    121,185    120,983     85,592   48,104
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.551 $   12.599 $   13.234 $ 14.573
   Accumulation Unit Value, End of Period..................... $ 11.551 $   12.599 $   13.234 $   14.573 $ 14.731
   Number of Units Outstanding, End of Period.................  121,225    205,734    244,369    249,684  205,573
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.176 $   13.430 $   14.710 $ 17.484
   Accumulation Unit Value, End of Period..................... $ 12.176 $   13.430 $   14.710 $   17.484 $ 18.771
   Number of Units Outstanding, End of Period.................  138,989    338,404    427,400    413,409  298,219
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --         --         -- $   10.000 $ 10.695
   Accumulation Unit Value, End of Period.....................       --         --         -- $   10.695 $ 11.951
   Number of Units Outstanding, End of Period.................       --         --         --     12,462   16,415
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   13.036 $   15.489 $   17.772 $ 18.972
   Accumulation Unit Value, End of Period..................... $ 13.036 $   15.489 $   17.772 $   18.972 $ 22.750
   Number of Units Outstanding, End of Period.................  109,434    212,738    207,828    192,692   97,054
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   13.538 $   15.751 $   17.392 $ 19.025
   Accumulation Unit Value, End of Period..................... $ 13.538 $   15.751 $   17.392 $   19.025 $ 19.158
   Number of Units Outstanding, End of Period.................  120,352    163,900    142,099    124,747   87,167
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   13.327 $   14.928 $   16.376 $ 19.322
   Accumulation Unit Value, End of Period..................... $ 13.327 $   14.928 $   16.376 $   19.322 $ 20.360
   Number of Units Outstanding, End of Period.................  244,477    355,385    406,828    389,607  256,344
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.707 $   16.912 $   19.314 $ 26.009
   Accumulation Unit Value, End of Period..................... $ 12.707 $   16.912 $   19.314 $   26.009 $ 21.043
   Number of Units Outstanding, End of Period.................  129,264    225,344    234,012    195,147  136,277
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.785 $   14.368 $   15.616 $ 16.027
   Accumulation Unit Value, End of Period..................... $ 12.785 $   14.368 $   15.616 $   16.027 $ 18.433
   Number of Units Outstanding, End of Period.................   49,153     62,246     51,588     41,853   30,347
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.449 $   14.299 $   14.560 $ 16.529
   Accumulation Unit Value, End of Period..................... $ 12.449 $   14.299 $   14.561 $   16.530 $ 15.788
   Number of Units Outstanding, End of Period.................  655,134  1,096,537  1,226,804  1,091,262  837,644
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   12.347 $   13.782 $   14.792 $ 16.780
   Accumulation Unit Value, End of Period..................... $ 12.347 $   13.782 $   14.792 $   16.780 $ 16.825
   Number of Units Outstanding, End of Period.................  393,399    630,045    680,044    576,441  423,444
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $   11.781 $   12.304 $   12.955 $ 13.004
   Accumulation Unit Value, End of Period..................... $ 11.781 $   12.304 $   12.955 $   13.004 $ 14.835
   Number of Units Outstanding, End of Period.................  125,667    193,511    180,627    154,909  105,360
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   12.843 $   13.924 $   14.359 $ 15.863

   Accumulation Unit Value, End of Period........................ $ 12.843 $ 13.924 $ 14.359 $ 15.863 $ 15.725
   Number of Units Outstanding, End of Period....................   55,933  135,750  134,196  115,549   89,265
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.193 $ 12.681 $ 13.468 $ 13.972
   Accumulation Unit Value, End of Period........................ $ 12.193 $ 12.681 $ 13.468 $ 13.972 $ 15.268
   Number of Units Outstanding, End of Period....................   24,559   31,399   29,969   22,409   14,809
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................       --       --       -- $ 10.000 $ 10.738
   Accumulation Unit Value, End of Period........................       --       --       -- $ 10.738 $ 11.329
   Number of Units Outstanding, End of Period....................       --       --       --   71,484   42,300
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................       -- $ 10.000 $ 10.760 $ 11.290 $ 12.256
   Accumulation Unit Value, End of Period........................       -- $ 10.760 $ 11.290 $ 12.256 $ 13.099
   Number of Units Outstanding, End of Period....................       --   24,971   42,211   28,002   25,004
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 12.403 $ 13.894 $ 15.172 $ 14.657
   Accumulation Unit Value, End of Period........................ $ 12.403 $ 13.894 $ 15.172 $ 14.657 $ 16.149
   Number of Units Outstanding, End of Period....................   93,650  138,286  163,917  150,349   96,224
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.238 $ 13.313 $ 13.621 $ 15.586
   Accumulation Unit Value, End of Period........................ $ 12.238 $ 13.313 $ 13.621 $ 15.586 $ 15.984
   Number of Units Outstanding, End of Period....................  277,534  471,100  461,462  380,642  239,660
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 11.829 $ 15.635
   Accumulation Unit Value, End of Period........................       --       -- $ 11.829 $ 15.635 $ 16.144
   Number of Units Outstanding, End of Period....................       --       --   66,043  138,391  123,743
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 11.441 $ 12.124 $ 13.620 $ 13.237
   Accumulation Unit Value, End of Period........................ $ 11.441 $ 12.124 $ 13.620 $ 13.237 $ 14.708
   Number of Units Outstanding, End of Period....................   77,211   89,146   84,651   78,333   49,147
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 13.558 $ 15.791 $ 16.471 $ 18.399
   Accumulation Unit Value, End of Period........................ $ 13.558 $ 15.791 $ 16.471 $ 18.399 $ 18.269
   Number of Units Outstanding, End of Period....................  176,450  256,873  268,900  249,260  180,464
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 10.911 $ 13.180
   Accumulation Unit Value, End of Period........................       --       -- $ 10.911 $ 13.180 $ 15.732
   Number of Units Outstanding, End of Period....................       --       --    7,567   24,298   27,774
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 10.691 $ 12.657
   Accumulation Unit Value, End of Period........................       --       -- $ 10.691 $ 12.657 $ 11.863
   Number of Units Outstanding, End of Period....................       --       --    6,734   16,577   13,435
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 11.844 $ 12.910
   Accumulation Unit Value, End of Period........................       --       -- $ 11.844 $ 12.910 $ 14.810
   Number of Units Outstanding, End of Period....................       --       --  110,952  223,243  197,168
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 11.046 $ 12.194
   Accumulation Unit Value, End of Period........................       --       -- $ 11.046 $ 12.194 $ 13.340
   Number of Units Outstanding, End of Period....................       --       --   32,504   53,049   45,699
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 10.434 $ 11.331
   Accumulation Unit Value, End of Period........................       --       -- $ 10.434 $ 11.331 $ 11.364
   Number of Units Outstanding, End of Period....................       --       --   26,603   42,013   31,114
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 12.062 $ 13.262
   Accumulation Unit Value, End of Period........................       --       -- $ 12.062 $ 13.262 $ 14.959
   Number of Units Outstanding, End of Period....................       --       --   32,158   82,918   59,819
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $ 10.000 $ 10.172
   Accumulation Unit Value, End of Period........................       --       --       -- $ 10.172 $ 10.441
   Number of Units Outstanding, End of Period....................       --       --       --    8,239   15,509
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 11.110 $ 11.432
   Accumulation Unit Value, End of Period........................       --       -- $ 11.110 $ 11.432 $ 12.782
   Number of Units Outstanding, End of Period....................       --       --    8,318   18,843   18,602
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................       -- $ 10.000 $ 10.652 $ 10.764 $ 11.515
   Accumulation Unit Value, End of Period........................       -- $ 10.652 $ 10.764 $ 11.515 $ 11.568
   Number of Units Outstanding, End of Period....................       --   52,584   78,167   73,151   52,208
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $ 11.194 $ 11.126 $ 12.868
   Accumulation Unit Value, End of Period........................       -- $ 11.194 $ 11.126 $ 12.868 $ 13.057
   Number of Units Outstanding, End of Period....................       --   44,492  177,011  261,557  222,210
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 11.335 $ 13.644
   Accumulation Unit Value, End of Period........................       --       -- $ 11.335 $ 13.644 $ 14.925
   Number of Units Outstanding, End of Period....................       --       --   13,238   25,416   28,427
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $ 10.907 $ 11.795 $ 13.658
   Accumulation Unit Value, End of Period........................       -- $ 10.907 $ 11.795 $ 13.658 $ 13.822
   Number of Units Outstanding, End of Period....................       --   54,414  159,178  168,312  155,420
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................       -- $ 10.000 $ 11.472 $ 12.363 $ 14.686
   Accumulation Unit Value, End of Period........................       -- $ 11.472 $ 12.363 $ 14.686 $ 16.583
   Number of Units Outstanding, End of Period....................       --   44,548  159,191  186,375  147,468
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 10.481 $ 12.573
   Accumulation Unit Value, End of Period........................       --       -- $ 10.481 $ 12.573 $ 12.327
   Number of Units Outstanding, End of Period....................       --       --   28,322   32,527   37,122
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................       --       -- $ 10.000 $ 11.331 $ 12.875
   Accumulation Unit Value, End of Period........................       --       -- $ 11.331 $ 12.875 $ 12.926
   Number of Units Outstanding, End of Period....................       --       --   43,869   56,937   47,948
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 11.298 $ 12.407
   Accumulation Unit Value, End of Period........................       --       -- $ 11.298 $ 12.407 $ 10.106
   Number of Units Outstanding, End of Period....................       --       --   52,812   79,751   70,057
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................       --       -- $ 10.000 $ 11.226 $ 12.397
   Accumulation Unit Value, End of Period........................       --       -- $ 11.226 $ 12.397 $ 11.839
   Number of Units Outstanding, End of Period....................       --       --   25,852   43,952   43,162
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $ 10.000 $  9.458
   Accumulation Unit Value, End of Period........................       --       --       -- $  9.458 $ 11.391
   Number of Units Outstanding, End of Period....................       --       --       --    1,900    2,207
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $ 10.000 $ 10.666
   Accumulation Unit Value, End of Period........................       --       --       -- $ 10.666 $ 11.029
   Number of Units Outstanding, End of Period....................       --       --       --        0      158
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $ 10.000 $ 10.084
   Accumulation Unit Value, End of Period........................       --       --       -- $ 10.084 $ 10.905
   Number of Units Outstanding, End of Period....................       --       --       --    9,624   59,629
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................       --       --       -- $ 10.000 $ 10.265
   Accumulation Unit Value, End of Period........................       --       --       -- $ 10.265 $ 10.908
   Number of Units Outstanding, End of Period....................       --       --       --   51,878   88,914
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 11.273 $ 11.931 $ 12.137 $ 13.287
   Accumulation Unit Value, End of Period........................ $ 11.273 $ 11.931 $ 12.137 $ 13.287 $ 13.119
   Number of Units Outstanding, End of Period....................   82,468   84,357   88,473   43,643   30,728
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $ 10.000 $ 12.243 $ 13.306 $ 13.695 $ 15.528
   Accumulation Unit Value, End of Period........................ $ 12.243 $ 13.306 $ 13.695 $ 15.528 $ 14.269
   Number of Units Outstanding, End of Period....................   58,692   59,039   41,400   35,746   26,324
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $ 10.000 $ 12.611 $ 14.333 $ 15.730 $ 19.651

   Accumulation Unit Value, End of Period................... $ 12.611 $ 14.333 $ 15.730 $ 19.651 $ 20.827
   Number of Units Outstanding, End of Period...............  135,204  206,538  216,306  196,507  148,946
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $ 10.000 $ 12.109 $ 13.342 $ 14.199 $ 15.825
   Accumulation Unit Value, End of Period................... $ 12.109 $ 13.342 $ 14.199 $ 15.825 $ 14.676
   Number of Units Outstanding, End of Period...............   16,090   13,320   12,693    9,295    4,661
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............       --       -- $ 10.000 $ 10.881 $ 12.348
   Accumulation Unit Value, End of Period...................       --       -- $ 10.881 $ 12.348 $ 11.485
   Number of Units Outstanding, End of Period...............       --       --   22,360   41,591   39,361
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $ 11.680 $ 11.999 $ 12.405 $ 12.794
   Accumulation Unit Value, End of Period................... $ 11.680 $ 11.999 $ 12.405 $ 12.794 $ 13.203
   Number of Units Outstanding, End of Period...............   67,965  140,747  143,701  138,122  108,797



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income, the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
    - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.00% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the Enhanced Beneficiary Protection (Annual Increase) Option and the
              Earnings Protection Death Benefit Option (age 0-70)
                          Mortality & Expense = 2.05



                                                                    For the Year Ending December 31
                                                               -----------------------------------------
Sub-Accounts                                                    2003    2004     2005     2006    2007
------------                                                   ------- ------- -------- -------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.155 $ 13.365 $ 16.036 $16.876
   Accumulation Unit Value, End of Period..................... $12.155 $13.365 $ 16.036 $ 16.876 $19.694
   Number of Units Outstanding, End of Period.................   5,483   5,709    3,667    3,646   3,626
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.181 $ 12.886 $ 13.273 $14.381
   Accumulation Unit Value, End of Period..................... $12.181 $12.886 $ 13.273 $ 14.381 $14.606
   Number of Units Outstanding, End of Period.................   5,330  13,592   15,708   10,232  10,339
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.808 $ 12.797 $ 14.751 $14.986
   Accumulation Unit Value, End of Period..................... $11.808 $12.797 $ 14.751 $ 14.986 $17.467
   Number of Units Outstanding, End of Period.................   2,040   9,023   12,036   10,997  10,684
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.609 $ 13.865 $ 14.688 $18.650
   Accumulation Unit Value, End of Period..................... $12.609 $13.865 $ 14.688 $ 18.650 $21.028
   Number of Units Outstanding, End of Period.................   1,804   1,815    1,571        0       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.522 $ 13.745 $ 14.304 $16.550
   Accumulation Unit Value, End of Period..................... $12.522 $13.745 $ 14.304 $ 16.550 $18.877
   Number of Units Outstanding, End of Period.................     151     692      691      690     689
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.887 $ 14.445 $ 14.994 $17.826
   Accumulation Unit Value, End of Period..................... $12.887 $14.445 $ 14.994 $ 17.826 $18.603
   Number of Units Outstanding, End of Period.................   7,015  10,339   10,113    9,204   8,357
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.258 $ 12.059 $ 12.016 $12.806
   Accumulation Unit Value, End of Period..................... $11.258 $12.059 $ 12.016 $ 12.806 $13.006
   Number of Units Outstanding, End of Period.................   2,556   7,621    8,858    8,284   3,738
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.591 $ 12.546 $ 13.088 $14.582
   Accumulation Unit Value, End of Period..................... $11.591 $12.546 $ 13.088 $ 14.582 $14.662
   Number of Units Outstanding, End of Period.................     632  15,334   19,845   17,358  11,805
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.244 $ 10.523 $ 10.604 $10.921
   Accumulation Unit Value, End of Period..................... $10.244 $10.523 $ 10.604 $ 10.921 $11.287
   Number of Units Outstanding, End of Period.................   9,985  26,882   94,990   95,172  91,019
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.954 $  9.845 $  9.770 $ 9.936
   Accumulation Unit Value, End of Period..................... $ 9.954 $ 9.845 $  9.770 $  9.936 $ 9.985
   Number of Units Outstanding, End of Period.................   5,767   6,840    8,582    2,459   1,924
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.872 $  9.710 $  9.734 $ 9.931
   Accumulation Unit Value, End of Period..................... $ 9.872 $ 9.710 $  9.734 $  9.931 $10.160
   Number of Units Outstanding, End of Period.................     241  13,407   41,547   44,799  40,630
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.036 $ 12.977 $ 13.250 $14.925
   Accumulation Unit Value, End of Period..................... $12.036 $12.977 $ 13.250 $ 14.925 $15.319
   Number of Units Outstanding, End of Period.................   7,502  23,014   33,979   32,961  28,047
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.957 $ 12.871 $ 13.598 $15.255
   Accumulation Unit Value, End of Period..................... $11.957 $12.871 $ 13.598 $ 15.255 $16.161
   Number of Units Outstanding, End of Period.................   9,487  13,340   15,521   13,744  13,586
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.431 $ 13.442 $ 15.028 $17.635
   Accumulation Unit Value, End of Period..................... $11.431 $13.442 $ 15.028 $ 17.635 $20.692
   Number of Units Outstanding, End of Period.................   5,133  11,372   12,371   11,863   9,179
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.246 $ 12.102 $ 13.268 $14.373
   Accumulation Unit Value, End of Period..................... $11.246 $12.102 $ 13.268 $ 14.373 $14.948
   Number of Units Outstanding, End of Period.................   1,704   3,146    3,329    3,338   2,272
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.816 $ 17.816 $ 23.299 $31.245
   Accumulation Unit Value, End of Period..................... $14.816 $17.816 $ 23.299 $ 31.245 $42.899
   Number of Units Outstanding, End of Period.................       0     402    1,634    1,811   1,360
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.639 $ 12.224 $ 13.801 $14.007
   Accumulation Unit Value, End of Period..................... $11.639 $12.224 $ 13.801 $ 14.007 $16.658
   Number of Units Outstanding, End of Period.................       0       0        0        0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.547 $ 12.589 $ 13.216 $14.545
   Accumulation Unit Value, End of Period..................... $11.547 $12.589 $ 13.216 $ 14.545 $14.696
   Number of Units Outstanding, End of Period.................   1,104   3,036    5,120   43,423  30,306
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.172 $ 13.418 $ 14.690 $17.451
   Accumulation Unit Value, End of Period..................... $12.172 $13.418 $ 14.690 $ 17.451 $18.726
   Number of Units Outstanding, End of Period.................   7,719  16,307   27,562   28,615  26,840
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --       -- $ 10.000 $10.691
   Accumulation Unit Value, End of Period.....................      --      --       -- $ 10.691 $11.941
   Number of Units Outstanding, End of Period.................      --      --       --       97      91
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.031 $ 15.476 $ 17.747 $18.936
   Accumulation Unit Value, End of Period..................... $13.031 $15.476 $ 17.747 $ 18.936 $22.695
   Number of Units Outstanding, End of Period.................   7,987  18,951   23,089   22,028  21,424
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.533 $ 15.737 $ 17.368 $18.990
   Accumulation Unit Value, End of Period..................... $13.533 $15.737 $ 17.368 $ 18.990 $19.112
   Number of Units Outstanding, End of Period.................     560   6,339    6,532    5,320   4,148
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.322 $ 14.916 $ 16.354 $19.286
   Accumulation Unit Value, End of Period..................... $13.322 $14.916 $ 16.354 $ 19.286 $20.312
   Number of Units Outstanding, End of Period.................   2,251   9,513   18,922   16,702  13,754
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.703 $ 16.898 $ 19.288 $25.961
   Accumulation Unit Value, End of Period..................... $12.703 $16.898 $ 19.288 $ 25.961 $20.993
   Number of Units Outstanding, End of Period.................     805   2,932    5,670    5,279   4,859
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.781 $ 14.356 $ 15.595 $15.997
   Accumulation Unit Value, End of Period..................... $12.781 $14.356 $ 15.595 $ 15.997 $18.389
   Number of Units Outstanding, End of Period.................   7,649  10,733   11,628    9,940   8,119
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.445 $ 14.286 $ 14.541 $16.498
   Accumulation Unit Value, End of Period..................... $12.445 $14.286 $ 14.541 $ 16.498 $15.751
   Number of Units Outstanding, End of Period.................  29,376  69,418  105,491  105,033  90,558
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.343 $ 13.771 $ 14.772 $16.749
   Accumulation Unit Value, End of Period..................... $12.343 $13.771 $ 14.772 $ 16.749 $16.784

   Number of Units Outstanding, End of Period....................  15,254  21,461  23,079  16,168  15,623
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.777 $12.294 $12.937 $12.980
   Accumulation Unit Value, End of Period........................ $11.777 $12.294 $12.937 $12.980 $14.800
   Number of Units Outstanding, End of Period....................   6,180   9,015  10,919  10,090   9,773
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.839 $13.912 $14.339 $15.833
   Accumulation Unit Value, End of Period........................ $12.839 $13.912 $14.339 $15.833 $15.688
   Number of Units Outstanding, End of Period....................   8,406  19,238  23,287  20,804  17,932
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.189 $12.670 $13.450 $13.946
   Accumulation Unit Value, End of Period........................ $12.189 $12.670 $13.450 $13.946 $15.231
   Number of Units Outstanding, End of Period....................       0   4,768   4,768   4,768   4,351
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.734
   Accumulation Unit Value, End of Period........................      --      --      -- $10.734 $11.319
   Number of Units Outstanding, End of Period....................      --      --      --   1,536   1,534
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.756 $11.280 $12.239
   Accumulation Unit Value, End of Period........................      -- $10.756 $11.280 $12.239 $13.074
   Number of Units Outstanding, End of Period....................      --   1,832   3,654   3,182   1,559
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.399 $13.883 $15.152 $14.629
   Accumulation Unit Value, End of Period........................ $12.399 $13.883 $15.152 $14.629 $16.111
   Number of Units Outstanding, End of Period....................   6,055  10,818  11,428   6,525   5,189
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.234 $13.302 $13.602 $15.557
   Accumulation Unit Value, End of Period........................ $12.234 $13.302 $13.602 $15.557 $15.946
   Number of Units Outstanding, End of Period....................   5,306  10,509  12,085   7,522   6,038
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.825 $15.621
   Accumulation Unit Value, End of Period........................      --      -- $11.825 $15.621 $16.122
   Number of Units Outstanding, End of Period....................      --      --  11,641  10,084  10,462
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.437 $12.114 $13.601 $13.212
   Accumulation Unit Value, End of Period........................ $11.437 $12.114 $13.601 $13.212 $14.673
   Number of Units Outstanding, End of Period....................   9,639  13,913  14,430  11,757   8,853
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.554 $15.778 $16.448 $18.365
   Accumulation Unit Value, End of Period........................ $13.554 $15.778 $16.448 $18.365 $18.225
   Number of Units Outstanding, End of Period....................   3,816  14,353  20,816  17,820  14,932
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.907 $13.169
   Accumulation Unit Value, End of Period........................      --      -- $10.907 $13.169 $15.710
   Number of Units Outstanding, End of Period....................      --      --  12,280  11,694  11,642
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.687 $12.646
   Accumulation Unit Value, End of Period........................      --      -- $10.687 $12.646 $11.846
   Number of Units Outstanding, End of Period....................      --      --   1,019   1,638   2,368
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.840 $12.899
   Accumulation Unit Value, End of Period........................      --      -- $11.840 $12.899 $14.790
   Number of Units Outstanding, End of Period....................      --      --  10,277  17,785  16,723
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.042 $12.184
   Accumulation Unit Value, End of Period........................      --      -- $11.042 $12.184 $13.321
   Number of Units Outstanding, End of Period....................      --      --   4,301   8,324   7,088
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.430 $11.322
   Accumulation Unit Value, End of Period........................      --      -- $10.430 $11.322 $11.348
   Number of Units Outstanding, End of Period....................      --      --  10,513  10,306  10,120
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.058 $13.251
   Accumulation Unit Value, End of Period........................      --      -- $12.058 $13.251 $14.939
   Number of Units Outstanding, End of Period....................      --      --   7,502  11,283  10,302
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.168
   Accumulation Unit Value, End of Period........................      --      --      -- $10.168 $10.432
   Number of Units Outstanding, End of Period....................      --      --      --      31      31
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.106 $11.423
   Accumulation Unit Value, End of Period........................      --      -- $11.106 $11.423 $12.764
   Number of Units Outstanding, End of Period....................      --      --       0      64      59
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.648 $10.755 $11.500
   Accumulation Unit Value, End of Period........................      -- $10.648 $10.755 $11.500 $11.546
   Number of Units Outstanding, End of Period....................      --   4,457   4,976   4,622     882
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.191 $11.116 $12.850
   Accumulation Unit Value, End of Period........................      -- $11.191 $11.116 $12.850 $13.033
   Number of Units Outstanding, End of Period....................      --     275   9,823  80,733  67,912
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.331 $13.632
   Accumulation Unit Value, End of Period........................      --      -- $11.331 $13.632 $14.904
   Number of Units Outstanding, End of Period....................      --      --   1,399   1,392   1,386
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.903 $11.785 $13.639
   Accumulation Unit Value, End of Period........................      -- $10.903 $11.785 $13.639 $13.796
   Number of Units Outstanding, End of Period....................      --     283   6,896   7,198   6,946
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.468 $12.352 $14.666
   Accumulation Unit Value, End of Period........................      -- $11.468 $12.352 $14.666 $16.552
   Number of Units Outstanding, End of Period....................      --  13,436  45,135  45,428  41,219
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.478 $12.562
   Accumulation Unit Value, End of Period........................      --      -- $10.478 $12.562 $12.311
   Number of Units Outstanding, End of Period....................      --      --   7,540   7,686   6,986
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.327 $12.865
   Accumulation Unit Value, End of Period........................      --      -- $11.327 $12.865 $12.909
   Number of Units Outstanding, End of Period....................      --      --  11,794  11,607  11,448
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.294 $12.396
   Accumulation Unit Value, End of Period........................      --      -- $11.294 $12.396 $10.092
   Number of Units Outstanding, End of Period....................      --      --  12,293  15,206  13,251
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.222 $12.386
   Accumulation Unit Value, End of Period........................      --      -- $11.222 $12.386 $11.823
   Number of Units Outstanding, End of Period....................      --      --   7,181   7,376   7,422
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.455
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.455 $11.381
   Number of Units Outstanding, End of Period....................      --      --      --       0     489
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.663
   Accumulation Unit Value, End of Period........................      --      --      -- $10.663 $11.020
   Number of Units Outstanding, End of Period....................      --      --      --   1,285     815
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.080
   Accumulation Unit Value, End of Period........................      --      --      -- $10.080 $10.895
   Number of Units Outstanding, End of Period....................      --      --      --       0  40,646

PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period......      --      --       -- $10.000 $10.262
   Accumulation Unit Value, End of Period............      --      --       -- $10.262 $10.899
   Number of Units Outstanding, End of Period........      --      --       --     122  44,356
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $11.269 $ 11.921 $12.120 $13.262
   Accumulation Unit Value, End of Period............ $11.269 $11.921 $ 12.120 $13.262 $13.087
   Number of Units Outstanding, End of Period........   9,062  67,864  100,251  16,900  15,983
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $12.239 $ 13.294 $13.677 $15.499
   Accumulation Unit Value, End of Period............ $12.239 $13.294 $ 13.677 $15.499 $14.235
   Number of Units Outstanding, End of Period........   1,973   6,433    5,885   5,175   4,315
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $12.607 $ 14.320 $15.708 $19.615
   Accumulation Unit Value, End of Period............ $12.607 $14.320 $ 15.708 $19.615 $20.777
   Number of Units Outstanding, End of Period........     217   1,896    4,103   8,712   6,313
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period..... $10.000 $12.105 $ 13.330 $14.180 $15.795
   Accumulation Unit Value, End of Period............ $12.105 $13.330 $ 14.180 $15.795 $14.642
   Number of Units Outstanding, End of Period........     440   1,907    2,807   2,738   3,036
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......      --      -- $ 10.000 $10.877 $12.337
   Accumulation Unit Value, End of Period............      --      -- $ 10.877 $12.337 $11.470
   Number of Units Outstanding, End of Period........      --      --    8,576  33,569  21,892
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $11.676 $ 11.989 $12.388 $12.770
   Accumulation Unit Value, End of Period............ $11.676 $11.989 $ 12.388 $12.770 $13.172
   Number of Units Outstanding, End of Period........   2,679  18,357   17,971  17,874  10,878



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.05% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
  With the MAV Death Benefit Option and the Earnings Protection Death Benefit
                              Option (age 71-79)
                           Mortality & Expense = 2.1



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.151 $13.354 $16.015 $16.845
   Accumulation Unit Value, End of Period..................... $12.151 $13.354 $16.015 $16.845 $19.647
   Number of Units Outstanding, End of Period.................   4,217   5,211   4,100     617       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.177 $12.875 $13.255 $14.355
   Accumulation Unit Value, End of Period..................... $12.177 $12.875 $13.255 $14.355 $14.571
   Number of Units Outstanding, End of Period.................   1,360   1,360   1,360   1,360   1,360
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.804 $12.787 $14.731 $14.958
   Accumulation Unit Value, End of Period..................... $11.804 $12.787 $14.731 $14.958 $17.425
   Number of Units Outstanding, End of Period.................   2,085   2,074   2,064   5,886   4,189
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.604 $13.853 $14.668 $18.615
   Accumulation Unit Value, End of Period..................... $12.604 $13.853 $14.668 $18.615 $20.978
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.517 $13.733 $14.284 $16.519
   Accumulation Unit Value, End of Period..................... $12.517 $13.733 $14.284 $16.519 $18.832
   Number of Units Outstanding, End of Period.................     657     775     775     775     775
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.883 $14.432 $14.973 $17.792
   Accumulation Unit Value, End of Period..................... $12.883 $14.432 $14.973 $17.792 $18.559
   Number of Units Outstanding, End of Period.................       0     977   6,056   4,573   4,564
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.255 $12.049 $12.000 $12.782
   Accumulation Unit Value, End of Period..................... $11.255 $12.049 $12.000 $12.782 $12.975
   Number of Units Outstanding, End of Period.................   3,002   3,803   3,916   2,093   1,078
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.587 $12.535 $13.070 $14.555
   Accumulation Unit Value, End of Period..................... $11.587 $12.535 $13.070 $14.555 $14.627
   Number of Units Outstanding, End of Period.................   3,107   3,074   3,042   1,132     700
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.241 $10.514 $10.590 $10.901
   Accumulation Unit Value, End of Period..................... $10.241 $10.514 $10.590 $10.901 $11.260
   Number of Units Outstanding, End of Period.................   1,469   4,697  25,082  26,559  25,808
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.950 $ 9.836 $ 9.757 $ 9.918
   Accumulation Unit Value, End of Period..................... $ 9.950 $ 9.836 $ 9.757 $ 9.918 $ 9.961
   Number of Units Outstanding, End of Period.................   2,015   4,061   5,804   6,808   5,788
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.869 $ 9.702 $ 9.721 $ 9.912
   Accumulation Unit Value, End of Period..................... $ 9.869 $ 9.702 $ 9.721 $ 9.912 $10.136
   Number of Units Outstanding, End of Period.................       0   7,515  10,679  18,631  11,768
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.032 $12.966 $13.232 $14.897
   Accumulation Unit Value, End of Period..................... $12.032 $12.966 $13.232 $14.897 $15.282
   Number of Units Outstanding, End of Period.................       0   1,853   6,033   6,996   6,922
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.952 $12.860 $13.580 $15.227
   Accumulation Unit Value, End of Period..................... $11.952 $12.860 $13.580 $15.227 $16.122
   Number of Units Outstanding, End of Period.................       0   2,181   6,187   7,687   7,605
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.427 $13.430 $15.007 $17.602
   Accumulation Unit Value, End of Period..................... $11.427 $13.430 $15.007 $17.602 $20.643
   Number of Units Outstanding, End of Period.................     969   1,866   2,112   2,082   2,081
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.242 $12.092 $13.250 $14.346
   Accumulation Unit Value, End of Period..................... $11.242 $12.092 $13.250 $14.346 $14.912
   Number of Units Outstanding, End of Period.................     261   1,591   1,687   1,707   1,653
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.811 $17.800 $23.268 $31.187
   Accumulation Unit Value, End of Period..................... $14.811 $17.800 $23.268 $31.187 $42.797
   Number of Units Outstanding, End of Period.................     381   1,276     446     446     446
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.635 $12.214 $13.782 $13.981
   Accumulation Unit Value, End of Period..................... $11.635 $12.214 $13.782 $13.981 $16.618
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.543 $12.578 $13.198 $14.518
   Accumulation Unit Value, End of Period..................... $11.543 $12.578 $13.198 $14.518 $14.661
   Number of Units Outstanding, End of Period.................       0       0     407   1,451   1,445
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.168 $13.407 $14.670 $17.418
   Accumulation Unit Value, End of Period..................... $12.168 $13.407 $14.670 $17.418 $18.682
   Number of Units Outstanding, End of Period.................   1,061   1,061   3,759   5,885   4,756
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.687
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.687 $11.930
   Number of Units Outstanding, End of Period.................      --      --      --   1,091   1,021
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.027 $15.463 $17.723 $18.901
   Accumulation Unit Value, End of Period..................... $13.027 $15.463 $17.723 $18.901 $22.641
   Number of Units Outstanding, End of Period.................       0   1,041   3,492   3,825   3,764
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.529 $15.724 $17.345 $18.954
   Accumulation Unit Value, End of Period..................... $13.529 $15.724 $17.345 $18.954 $19.066
   Number of Units Outstanding, End of Period.................     589     661     661     660     660
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.318 $14.903 $16.332 $19.250
   Accumulation Unit Value, End of Period..................... $13.318 $14.903 $16.332 $19.250 $20.263
   Number of Units Outstanding, End of Period.................   2,528   3,060   5,741   6,506   4,785
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.698 $16.884 $19.262 $25.912
   Accumulation Unit Value, End of Period..................... $12.698 $16.884 $19.262 $25.912 $20.943
   Number of Units Outstanding, End of Period.................     683   3,262   3,169   2,917   3,201
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.777 $14.343 $15.573 $15.967
   Accumulation Unit Value, End of Period..................... $12.777 $14.343 $15.573 $15.967 $18.345
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.441 $14.274 $14.522 $16.467
   Accumulation Unit Value, End of Period..................... $12.441 $14.274 $14.522 $16.467 $15.713
   Number of Units Outstanding, End of Period.................   6,774   9,164  22,428  23,093  18,070
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.339 $13.759 $14.751 $16.717
   Accumulation Unit Value, End of Period..................... $12.339 $13.759 $14.751 $16.717 $16.744
   Number of Units Outstanding, End of Period.................   4,470   5,762   8,937   8,269   7,118
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.773 $12.283 $12.920 $12.956
   Accumulation Unit Value, End of Period..................... $11.773 $12.283 $12.920 $12.956 $14.764
   Number of Units Outstanding, End of Period.................       0     235     234   1,334     355
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.834 $13.900 $14.320 $15.804

   Accumulation Unit Value, End of Period........................ $12.834 $13.900 $14.320 $15.804 $15.650
   Number of Units Outstanding, End of Period....................     122     517   1,014     984     979
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.184 $12.659 $13.432 $13.920
   Accumulation Unit Value, End of Period........................ $12.184 $12.659 $13.432 $13.920 $15.195
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.731
   Accumulation Unit Value, End of Period........................      --      --      -- $10.731 $11.310
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.752 $11.271 $12.223
   Accumulation Unit Value, End of Period........................      -- $10.752 $11.271 $12.223 $13.050
   Number of Units Outstanding, End of Period....................      --       0     929     925     920
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.395 $13.871 $15.131 $14.602
   Accumulation Unit Value, End of Period........................ $12.395 $13.871 $15.131 $14.602 $16.072
   Number of Units Outstanding, End of Period....................       0   2,759   6,332   3,705   3,508
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.229 $13.290 $13.584 $15.528
   Accumulation Unit Value, End of Period........................ $12.229 $13.290 $13.584 $15.528 $15.908
   Number of Units Outstanding, End of Period....................       0   3,178   4,251     750     710
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.821 $15.608
   Accumulation Unit Value, End of Period........................      --      -- $11.821 $15.608 $16.100
   Number of Units Outstanding, End of Period....................      --      --   4,305   5,344   5,694
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.433 $12.104 $13.583 $13.188
   Accumulation Unit Value, End of Period........................ $11.433 $12.104 $13.583 $13.188 $14.638
   Number of Units Outstanding, End of Period....................     686     815     815     815     815
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.549 $15.764 $16.426 $18.330
   Accumulation Unit Value, End of Period........................ $13.549 $15.764 $16.426 $18.330 $18.182
   Number of Units Outstanding, End of Period....................   1,518   3,012   6,456   6,452   5,287
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.904 $13.158
   Accumulation Unit Value, End of Period........................      --      -- $10.904 $13.158 $15.689
   Number of Units Outstanding, End of Period....................      --      --   1,321   1,390   1,389
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.684 $12.635
   Accumulation Unit Value, End of Period........................      --      -- $10.684 $12.635 $11.830
   Number of Units Outstanding, End of Period....................      --      --       0     383     381
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.836 $12.888
   Accumulation Unit Value, End of Period........................      --      -- $11.836 $12.888 $14.770
   Number of Units Outstanding, End of Period....................      --      --   2,512   8,231   6,060
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.039 $12.173
   Accumulation Unit Value, End of Period........................      --      -- $11.039 $12.173 $13.303
   Number of Units Outstanding, End of Period....................      --      --   1,735   2,233   2,090
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.427 $11.312
   Accumulation Unit Value, End of Period........................      --      -- $10.427 $11.312 $11.333
   Number of Units Outstanding, End of Period....................      --      --   2,390   2,858   2,477
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.054 $13.239
   Accumulation Unit Value, End of Period........................      --      -- $12.054 $13.239 $14.918
   Number of Units Outstanding, End of Period....................      --      --     941   1,959   1,952
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.165
   Accumulation Unit Value, End of Period........................      --      --      -- $10.165 $10.423
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.102 $11.413
   Accumulation Unit Value, End of Period........................      --      -- $11.102 $11.413 $12.747
   Number of Units Outstanding, End of Period....................      --      --       0   1,164   1,112
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.644 $10.746 $11.484
   Accumulation Unit Value, End of Period........................      -- $10.644 $10.746 $11.484 $11.524
   Number of Units Outstanding, End of Period....................      --       0     661     658     655
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.187 $11.107 $12.833
   Accumulation Unit Value, End of Period........................      -- $11.187 $11.107 $12.833 $13.008
   Number of Units Outstanding, End of Period....................      --   1,258   4,647   5,202   4,853
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.327 $13.621
   Accumulation Unit Value, End of Period........................      --      -- $11.327 $13.621 $14.884
   Number of Units Outstanding, End of Period....................      --      --       0   1,044     976
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.900 $11.775 $13.621
   Accumulation Unit Value, End of Period........................      -- $10.900 $11.775 $13.621 $13.770
   Number of Units Outstanding, End of Period....................      --       0   1,635   5,838   2,779
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.464 $12.342 $14.646
   Accumulation Unit Value, End of Period........................      -- $11.464 $12.342 $14.646 $16.521
   Number of Units Outstanding, End of Period....................      --     548   6,214   7,065   5,796
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.474 $12.551
   Accumulation Unit Value, End of Period........................      --      -- $10.474 $12.551 $12.294
   Number of Units Outstanding, End of Period....................      --      --   2,034   2,341   2,270
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.324 $12.854
   Accumulation Unit Value, End of Period........................      --      -- $11.324 $12.854 $12.891
   Number of Units Outstanding, End of Period....................      --      --       0   1,787     642
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.290 $12.386
   Accumulation Unit Value, End of Period........................      --      -- $11.290 $12.386 $10.078
   Number of Units Outstanding, End of Period....................      --      --   1,915   3,495   3,978
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.219 $12.376
   Accumulation Unit Value, End of Period........................      --      -- $11.219 $12.376 $11.807
   Number of Units Outstanding, End of Period....................      --      --   3,124   3,665   3,880
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.452
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.452 $11.371
   Number of Units Outstanding, End of Period....................      --      --      --     482     479
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.659
   Accumulation Unit Value, End of Period........................      --      --      -- $10.659 $11.010
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.077
   Accumulation Unit Value, End of Period........................      --      --      -- $10.077 $10.886
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.258
   Accumulation Unit Value, End of Period........................      --      --      -- $10.258 $10.890
   Number of Units Outstanding, End of Period....................      --      --      --   7,395   1,660
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.265 $11.910 $12.104 $13.238
   Accumulation Unit Value, End of Period........................ $11.265 $11.910 $12.104 $13.238 $13.056
   Number of Units Outstanding, End of Period....................       0     845     864     880     865
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.235 $13.283 $13.658 $15.470
   Accumulation Unit Value, End of Period........................ $12.235 $13.283 $13.658 $15.470 $14.201
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.602 $14.308 $15.687 $19.578

   Accumulation Unit Value, End of Period................... $12.602 $14.308 $15.687 $19.578 $20.727
   Number of Units Outstanding, End of Period...............   2,837   2,943   4,334   5,149   2,467
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.101 $13.319 $14.161 $15.765
   Accumulation Unit Value, End of Period................... $12.101 $13.319 $14.161 $15.765 $14.607
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.874 $12.327
   Accumulation Unit Value, End of Period...................      --      -- $10.874 $12.327 $11.454
   Number of Units Outstanding, End of Period...............      --      --   2,726   3,145   3,449
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.672 $11.979 $12.372 $12.746
   Accumulation Unit Value, End of Period................... $11.672 $11.979 $12.372 $12.746 $13.140
   Number of Units Outstanding, End of Period...............       0       0       0     406     403



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities
    - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return
    - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.10% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the Enhanced Beneficiary Protection (Annual Increase) Option, and the
                              Earnings Protection
                       Death Benefit Option (age 71-79)
                           Mortality & Expense = 2.2



                                                                   For the Year Ending December 31
                                                               ---------------------------------------
Sub-Accounts                                                    2003    2004    2005    2006    2007
------------                                                   ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.143 $13.331 $15.971 $16.782
   Accumulation Unit Value, End of Period..................... $12.143 $13.331 $15.971 $16.782 $19.553
   Number of Units Outstanding, End of Period.................       0     425     425       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.169 $12.853 $13.219 $14.301
   Accumulation Unit Value, End of Period..................... $12.169 $12.853 $13.219 $14.301 $14.502
   Number of Units Outstanding, End of Period.................     486   3,773   3,774   2,846   1,747
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.796 $12.765 $14.691 $14.902
   Accumulation Unit Value, End of Period..................... $11.796 $12.765 $14.691 $14.902 $17.342
   Number of Units Outstanding, End of Period.................       0   2,870   2,564   2,693   1,395
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.596 $13.829 $14.628 $18.546
   Accumulation Unit Value, End of Period..................... $12.596 $13.829 $14.628 $18.546 $20.878
   Number of Units Outstanding, End of Period.................     240     846     824     362     362
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.509 $13.710 $14.245 $16.457
   Accumulation Unit Value, End of Period..................... $12.509 $13.710 $14.245 $16.457 $18.742
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.874 $14.408 $14.932 $17.726
   Accumulation Unit Value, End of Period..................... $12.874 $14.408 $14.932 $17.726 $18.470
   Number of Units Outstanding, End of Period.................     466   1,912   2,288   1,759   1,757
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.247 $12.028 $11.967 $12.734
   Accumulation Unit Value, End of Period..................... $11.247 $12.028 $11.967 $12.734 $12.913
   Number of Units Outstanding, End of Period.................     306   2,277   4,498   4,425   3,943
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.579 $12.514 $13.035 $14.500
   Accumulation Unit Value, End of Period..................... $11.579 $12.514 $13.035 $14.500 $14.557
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $10.234 $10.496 $10.561 $10.860
   Accumulation Unit Value, End of Period..................... $10.234 $10.496 $10.561 $10.860 $11.206
   Number of Units Outstanding, End of Period.................       0   6,630  14,331  16,325  14,801
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $10.000 $ 9.943 $ 9.819 $ 9.730 $ 9.881
   Accumulation Unit Value, End of Period..................... $ 9.943 $ 9.819 $ 9.730 $ 9.881 $ 9.913
   Number of Units Outstanding, End of Period.................   1,479   3,785  10,455   9,503   9,466
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $ 9.862 $ 9.686 $ 9.694 $ 9.875
   Accumulation Unit Value, End of Period..................... $ 9.862 $ 9.686 $ 9.694 $ 9.875 $10.088
   Number of Units Outstanding, End of Period.................       0   5,503  13,123  13,330  11,902
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.023 $12.944 $13.196 $14.841
   Accumulation Unit Value, End of Period..................... $12.023 $12.944 $13.196 $14.841 $15.209
   Number of Units Outstanding, End of Period.................       0     723     838   2,743   2,615
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.944 $12.838 $13.543 $15.170
   Accumulation Unit Value, End of Period..................... $11.944 $12.838 $13.543 $15.170 $16.045
   Number of Units Outstanding, End of Period.................     983   3,944   3,851   2,108   2,108
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.419 $13.408 $14.966 $17.536
   Accumulation Unit Value, End of Period..................... $11.419 $13.408 $14.966 $17.536 $20.545
   Number of Units Outstanding, End of Period.................       0     769     769     316     315
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $10.000 $11.235 $12.071 $13.214 $14.292
   Accumulation Unit Value, End of Period..................... $11.235 $12.071 $13.214 $14.292 $14.841
   Number of Units Outstanding, End of Period.................       0       0     239     238     237
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $14.801 $17.770 $23.204 $31.070
   Accumulation Unit Value, End of Period..................... $14.801 $17.770 $23.204 $31.070 $42.593
   Number of Units Outstanding, End of Period.................       0       0       0      66      66
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.627 $12.193 $13.745 $13.928
   Accumulation Unit Value, End of Period..................... $11.627 $12.193 $13.745 $13.928 $16.539
   Number of Units Outstanding, End of Period.................   1,274   1,267       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $11.535 $12.556 $13.162 $14.464
   Accumulation Unit Value, End of Period..................... $11.535 $12.556 $13.162 $14.464 $14.591
   Number of Units Outstanding, End of Period.................   1,026   4,638   8,772   7,985   7,898
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.159 $13.384 $14.630 $17.353
   Accumulation Unit Value, End of Period..................... $12.159 $13.384 $14.630 $17.353 $18.593
   Number of Units Outstanding, End of Period.................   1,114   3,327   3,826   4,068   3,425
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............      --      --      -- $10.000 $10.680
   Accumulation Unit Value, End of Period.....................      --      --      -- $10.680 $11.910
   Number of Units Outstanding, End of Period.................      --      --      --     287     267
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.018 $15.436 $17.675 $18.830
   Accumulation Unit Value, End of Period..................... $13.018 $15.436 $17.675 $18.830 $22.533
   Number of Units Outstanding, End of Period.................       0     273   3,429   3,493   3,466
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.520 $15.697 $17.297 $18.883
   Accumulation Unit Value, End of Period..................... $13.520 $15.697 $17.297 $18.883 $18.976
   Number of Units Outstanding, End of Period.................       0       0       0     310     310
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $13.309 $14.878 $16.287 $19.178
   Accumulation Unit Value, End of Period..................... $13.309 $14.878 $16.287 $19.178 $20.167
   Number of Units Outstanding, End of Period.................     783     778   1,581   4,498   4,285
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.690 $16.855 $19.209 $25.815
   Accumulation Unit Value, End of Period..................... $12.690 $16.855 $19.209 $25.815 $20.843
   Number of Units Outstanding, End of Period.................       0   1,392   1,492   1,429   1,244
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.768 $14.319 $15.531 $15.907
   Accumulation Unit Value, End of Period..................... $12.768 $14.319 $15.531 $15.907 $18.257
   Number of Units Outstanding, End of Period.................       0       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.432 $14.250 $14.482 $16.405
   Accumulation Unit Value, End of Period..................... $12.432 $14.250 $14.482 $16.405 $15.638
   Number of Units Outstanding, End of Period.................   2,582   7,437  22,517  24,051  23,753
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $12.331 $13.735 $14.711 $16.655
   Accumulation Unit Value, End of Period..................... $12.331 $13.735 $14.711 $16.655 $16.665
   Number of Units Outstanding, End of Period.................   2,571   4,803   7,541   7,232   6,870
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $10.000 $11.765 $12.262 $12.884 $12.907
   Accumulation Unit Value, End of Period..................... $11.765 $12.262 $12.884 $12.907 $14.694
   Number of Units Outstanding, End of Period.................   2,098   2,088   1,074   1,070   1,065
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $10.000 $12.826 $13.876 $14.281 $15.744

   Accumulation Unit Value, End of Period........................ $12.826 $13.876 $14.281 $15.744 $15.576
   Number of Units Outstanding, End of Period....................       0   1,284   1,276   1,236     900
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.176 $12.638 $13.395 $13.868
   Accumulation Unit Value, End of Period........................ $12.176 $12.638 $13.395 $13.868 $15.123
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.723
   Accumulation Unit Value, End of Period........................      --      --      -- $10.723 $11.290
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.745 $11.251 $12.189
   Accumulation Unit Value, End of Period........................      -- $10.745 $11.251 $12.189 $13.001
   Number of Units Outstanding, End of Period....................      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.386 $13.847 $15.090 $14.547
   Accumulation Unit Value, End of Period........................ $12.386 $13.847 $15.090 $14.547 $15.996
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.221 $13.268 $13.547 $15.470
   Accumulation Unit Value, End of Period........................ $12.221 $13.268 $13.547 $15.470 $15.832
   Number of Units Outstanding, End of Period....................       0   1,052   1,052     974     611
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.813 $15.581
   Accumulation Unit Value, End of Period........................      --      -- $11.813 $15.581 $16.056
   Number of Units Outstanding, End of Period....................      --      --     172   3,444   3,231
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.425 $12.083 $13.546 $13.138
   Accumulation Unit Value, End of Period........................ $11.425 $12.083 $13.546 $13.138 $14.568
   Number of Units Outstanding, End of Period....................       0     309     309     309     309
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.540 $15.737 $16.381 $18.262
   Accumulation Unit Value, End of Period........................ $13.540 $15.737 $16.381 $18.262 $18.095
   Number of Units Outstanding, End of Period....................     795   1,432   4,652   5,087   4,983
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.896 $13.136
   Accumulation Unit Value, End of Period........................      --      -- $10.896 $13.136 $15.646
   Number of Units Outstanding, End of Period....................      --      --   3,701   3,421   3,404
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.676 $12.614
   Accumulation Unit Value, End of Period........................      --      -- $10.676 $12.614 $11.798
   Number of Units Outstanding, End of Period....................      --      --       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.828 $12.866
   Accumulation Unit Value, End of Period........................      --      -- $11.828 $12.866 $14.729
   Number of Units Outstanding, End of Period....................      --      --   2,032   3,570   3,511
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.031 $12.152
   Accumulation Unit Value, End of Period........................      --      -- $11.031 $12.152 $13.267
   Number of Units Outstanding, End of Period....................      --      --     122   3,572   3,299
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.420 $11.293
   Accumulation Unit Value, End of Period........................      --      -- $10.420 $11.293 $11.302
   Number of Units Outstanding, End of Period....................      --      --     587     765     769
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.045 $13.217
   Accumulation Unit Value, End of Period........................      --      -- $12.045 $13.217 $14.878
   Number of Units Outstanding, End of Period....................      --      --   2,601   3,443   3,397
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.158
   Accumulation Unit Value, End of Period........................      --      --      -- $10.158 $10.405
   Number of Units Outstanding, End of Period....................      --      --      --     302     305
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.094 $11.393
   Accumulation Unit Value, End of Period........................      --      -- $11.094 $11.393 $12.712
   Number of Units Outstanding, End of Period....................      --      --   3,577   3,826   3,788
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.637 $10.728 $11.453
   Accumulation Unit Value, End of Period........................      -- $10.637 $10.728 $11.453 $11.481
   Number of Units Outstanding, End of Period....................      --     985     946     884     843
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.179 $11.088 $12.798
   Accumulation Unit Value, End of Period........................      -- $11.179 $11.088 $12.798 $12.960
   Number of Units Outstanding, End of Period....................      --       0  11,109  17,519  17,442
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.320 $13.597
   Accumulation Unit Value, End of Period........................      --      -- $11.320 $13.597 $14.843
   Number of Units Outstanding, End of Period....................      --      --       0   1,958   1,949
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.892 $11.755 $13.584
   Accumulation Unit Value, End of Period........................      -- $10.892 $11.755 $13.584 $13.719
   Number of Units Outstanding, End of Period....................      --       0      43   1,203   1,170
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.457 $12.321 $14.607
   Accumulation Unit Value, End of Period........................      -- $11.457 $12.321 $14.607 $16.459
   Number of Units Outstanding, End of Period....................      --     522  10,520  12,719  12,202
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.467 $12.530
   Accumulation Unit Value, End of Period........................      --      -- $10.467 $12.530 $12.260
   Number of Units Outstanding, End of Period....................      --      --      48   1,318   1,307
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.316 $12.832
   Accumulation Unit Value, End of Period........................      --      -- $11.316 $12.832 $12.856
   Number of Units Outstanding, End of Period....................      --      --   3,591   5,690   5,661
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.282 $12.365
   Accumulation Unit Value, End of Period........................      --      -- $11.282 $12.365 $10.050
   Number of Units Outstanding, End of Period....................      --      --   3,706   5,560   5,866
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.211 $12.354
   Accumulation Unit Value, End of Period........................      --      -- $11.211 $12.354 $11.774
   Number of Units Outstanding, End of Period....................      --      --     689   2,726   2,769
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.445
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.445 $11.352
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.652
   Accumulation Unit Value, End of Period........................      --      --      -- $10.652 $10.991
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.070
   Accumulation Unit Value, End of Period........................      --      --      -- $10.070 $10.867
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.251
   Accumulation Unit Value, End of Period........................      --      --      -- $10.251 $10.871
   Number of Units Outstanding, End of Period....................      --      --      --     897     877
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.257 $11.890 $12.071 $13.188
   Accumulation Unit Value, End of Period........................ $11.257 $11.890 $12.071 $13.188 $12.994
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.226 $13.260 $13.621 $15.412
   Accumulation Unit Value, End of Period........................ $12.226 $13.260 $13.621 $15.412 $14.133
   Number of Units Outstanding, End of Period....................       0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.594 $14.284 $15.644 $19.505

   Accumulation Unit Value, End of Period................... $12.594 $14.284 $15.644 $19.505 $20.629
   Number of Units Outstanding, End of Period...............       0     610     868   1,035     722
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.093 $13.296 $14.122 $15.706
   Accumulation Unit Value, End of Period................... $12.093 $13.296 $14.122 $15.706 $14.537
   Number of Units Outstanding, End of Period...............       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.866 $12.306
   Accumulation Unit Value, End of Period...................      --      -- $10.866 $12.306 $11.423
   Number of Units Outstanding, End of Period...............      --      --      62   1,084   1,146
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.664 $11.958 $12.338 $12.698
   Accumulation Unit Value, End of Period................... $11.664 $11.958 $12.338 $12.698 $13.077
   Number of Units Outstanding, End of Period...............       0     729     743     788     370



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 71-79) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.20% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
                               (Annual Increase)
      Option, and the Earnings Protection Death Benefit Option (age 0-70)
                          Mortality & Expense = 2.25



                                                                     For the Year Ending December 31
                                                               --------------------------------------------
Sub-Accounts                                                     2003     2004     2005     2006     2007
------------                                                   -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.139 $ 13.320 $ 15.949 $ 16.750
   Accumulation Unit Value, End of Period..................... $ 12.139 $ 13.320 $ 15.949 $ 16.750 $ 19.507
   Number of Units Outstanding, End of Period.................    3,059    3,241    3,181    7,063    6,963
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.165 $ 12.842 $ 13.201 $ 14.274
   Accumulation Unit Value, End of Period..................... $ 12.165 $ 12.842 $ 13.201 $ 14.274 $ 14.467
   Number of Units Outstanding, End of Period.................   42,467   51,747   50,611   43,834   33,716
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.792 $ 12.754 $ 14.671 $ 14.874
   Accumulation Unit Value, End of Period..................... $ 11.792 $ 12.754 $ 14.671 $ 14.874 $ 17.301
   Number of Units Outstanding, End of Period.................   12,391   25,136   22,652   23,211   19,014
Morgan Stanley VIS European Equity Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.592 $ 13.817 $ 14.608 $ 18.511
   Accumulation Unit Value, End of Period..................... $ 12.592 $ 13.817 $ 14.608 $ 18.511 $ 20.828
   Number of Units Outstanding, End of Period.................    4,257   10,696    8,364    8,311    4,197
Morgan Stanley VIS Global Advantage Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.504 $ 13.698 $ 14.226 $ 16.427
   Accumulation Unit Value, End of Period..................... $ 12.504 $ 13.698 $ 14.226 $ 16.427 $ 18.697
   Number of Units Outstanding, End of Period.................    1,665    5,041    3,870    3,458    2,468
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.870 $ 14.396 $ 14.912 $ 17.692
   Accumulation Unit Value, End of Period..................... $ 12.870 $ 14.396 $ 14.912 $ 17.692 $ 18.426
   Number of Units Outstanding, End of Period.................   17,926   30,596   28,587   28,541   25,097
Morgan Stanley VIS High Yield Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.243 $ 12.018 $ 11.951 $ 12.711
   Accumulation Unit Value, End of Period..................... $ 11.243 $ 12.018 $ 11.951 $ 12.711 $ 12.883
   Number of Units Outstanding, End of Period.................   30,481   38,139   28,345   25,841   19,505
Morgan Stanley VIS Income Builder Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.575 $ 12.503 $ 13.017 $ 14.473
   Accumulation Unit Value, End of Period..................... $ 11.575 $ 12.503 $ 13.017 $ 14.473 $ 14.523
   Number of Units Outstanding, End of Period.................   19,059   19,582   22,418   16,710   14,387
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 10.230 $ 10.487 $ 10.547 $ 10.839
   Accumulation Unit Value, End of Period..................... $ 10.230 $ 10.487 $ 10.547 $ 10.839 $ 11.180
   Number of Units Outstanding, End of Period.................   54,645   92,904   90,593   84,056   66,765
Morgan Stanley VIS Limited Duration Portfolio - Class Y
(1) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.940 $  9.811 $  9.717 $  9.862
   Accumulation Unit Value, End of Period..................... $  9.940 $  9.811 $  9.717 $  9.862 $  9.890
   Number of Units Outstanding, End of Period.................   72,420   94,383   88,918   65,153   35,340
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $  9.859 $  9.677 $  9.681 $  9.857
   Accumulation Unit Value, End of Period..................... $  9.859 $  9.677 $  9.681 $  9.857 $ 10.064
   Number of Units Outstanding, End of Period.................   37,046   41,290   69,278   57,071   37,871
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.019 $ 12.933 $ 13.178 $ 14.813
   Accumulation Unit Value, End of Period..................... $ 12.019 $ 12.933 $ 13.178 $ 14.813 $ 15.173
   Number of Units Outstanding, End of Period.................   86,178  102,644   64,876   61,182   40,469
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.940 $ 12.827 $ 13.524 $ 15.141
   Accumulation Unit Value, End of Period..................... $ 11.940 $ 12.827 $ 13.524 $ 15.141 $ 16.007
   Number of Units Outstanding, End of Period.................   12,145   12,457   15,534   18,668   17,363
Morgan Stanley VIS Utilities Portfolio - Class Y
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.415 $ 13.396 $ 14.946 $ 17.503
   Accumulation Unit Value, End of Period..................... $ 11.415 $ 13.396 $ 14.946 $ 17.503 $ 20.495
   Number of Units Outstanding, End of Period.................    3,006   10,426   12,802   12,535   10,042
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(2,3) Accumulation Unit Value, Beginning of Period............ $ 10.000 $ 11.231 $ 12.061 $ 13.196 $ 14.266
   Accumulation Unit Value, End of Period..................... $ 11.231 $ 12.061 $ 13.196 $ 14.266 $ 14.806
   Number of Units Outstanding, End of Period.................    2,452    7,170    7,477    7,379    6,837
Van Kampen UIF Emerging Markets Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 14.796 $ 17.755 $ 23.173 $ 31.012
   Accumulation Unit Value, End of Period..................... $ 14.796 $ 17.755 $ 23.173 $ 31.012 $ 42.491
   Number of Units Outstanding, End of Period.................   11,894   15,023   14,594   15,194    9,319
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.623 $ 12.182 $ 13.726 $ 13.902
   Accumulation Unit Value, End of Period..................... $ 11.623 $ 12.182 $ 13.726 $ 13.902 $ 16.499
   Number of Units Outstanding, End of Period.................   22,701   41,302   26,167   26,359    9,835
Van Kampen UIF Equity and Income Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.531 $ 12.546 $ 13.144 $ 14.437
   Accumulation Unit Value, End of Period..................... $ 11.531 $ 12.546 $ 13.144 $ 14.437 $ 14.556
   Number of Units Outstanding, End of Period.................   17,339   20,354   46,391   36,026   32,146
Van Kampen UIF Global Franchise Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.155 $ 13.373 $ 14.610 $ 17.321
   Accumulation Unit Value, End of Period..................... $ 12.155 $ 13.373 $ 14.610 $ 17.321 $ 18.548
   Number of Units Outstanding, End of Period.................   23,374   50,007   75,653   66,294   52,197
Van Kampen UIF International Growth Equity Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..............       --       --       -- $ 10.000 $ 10.676
   Accumulation Unit Value, End of Period.....................       --       --       -- $ 10.676 $ 11.900
   Number of Units Outstanding, End of Period.................       --       --       --    7,588    7,542
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.014 $ 15.423 $ 17.651 $ 18.795
   Accumulation Unit Value, End of Period..................... $ 13.014 $ 15.423 $ 17.651 $ 18.795 $ 22.480
   Number of Units Outstanding, End of Period.................   33,773   47,346   51,361   46,598   33,740
Van Kampen UIF Small Company Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.515 $ 15.684 $ 17.274 $ 18.848
   Accumulation Unit Value, End of Period..................... $ 13.515 $ 15.684 $ 17.274 $ 18.848 $ 18.930
   Number of Units Outstanding, End of Period.................   33,480   39,426   31,835   26,580   15,154
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 13.304 $ 14.865 $ 16.265 $ 19.142
   Accumulation Unit Value, End of Period..................... $ 13.304 $ 14.865 $ 16.265 $ 19.142 $ 20.119
   Number of Units Outstanding, End of Period.................   29,916   43,891   40,547   40,174   31,164
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.685 $ 16.840 $ 19.183 $ 25.767
   Accumulation Unit Value, End of Period..................... $ 12.685 $ 16.840 $ 19.183 $ 25.767 $ 20.793
   Number of Units Outstanding, End of Period.................   29,564   38,255   34,422   30,701   22,386
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.763 $ 14.307 $ 15.510 $ 15.877
   Accumulation Unit Value, End of Period..................... $ 12.763 $ 14.307 $ 15.510 $ 15.877 $ 18.214
   Number of Units Outstanding, End of Period.................    3,764    2,363    1,854    5,087    4,632
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.428 $ 14.238 $ 14.462 $ 16.374
   Accumulation Unit Value, End of Period..................... $ 12.428 $ 14.238 $ 14.462 $ 16.374 $ 15.601
   Number of Units Outstanding, End of Period.................  111,935  178,082  196,363  189,732  150,721
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 12.326 $ 13.724 $ 14.691 $ 16.623
   Accumulation Unit Value, End of Period..................... $ 12.326 $ 13.724 $ 14.691 $ 16.623 $ 16.625
   Number of Units Outstanding, End of Period.................   42,052   75,861   78,843   79,246   55,286
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............... $ 10.000 $ 11.761 $ 12.252 $ 12.867 $ 12.883
   Accumulation Unit Value, End of Period..................... $ 11.761 $ 12.252 $ 12.867 $ 12.883 $ 14.659
   Number of Units Outstanding, End of Period.................   19,075   22,425   25,650   24,571   16,961
AIM V.I. Basic Value Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 12.821 $ 13.864 $ 14.261 $ 15.715

   Accumulation Unit Value, End of Period........................ $12.821 $13.864 $14.261 $15.715 $15.538
   Number of Units Outstanding, End of Period....................  16,493  35,057  36,380  32,440  20,565
AIM V.I. Capital Appreciation Fund - Series II
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.172 $12.627 $13.377 $13.842
   Accumulation Unit Value, End of Period........................ $12.172 $12.627 $13.377 $13.842 $15.086
   Number of Units Outstanding, End of Period....................   8,256   8,568   8,695   8,220   4,397
AIM V.I. Core Equity Fund - Series II
(4) Accumulation Unit Value, Beginning of Period.................      --      --      -- $10.000 $10.720
   Accumulation Unit Value, End of Period........................      --      --      -- $10.720 $11.281
   Number of Units Outstanding, End of Period....................      --      --      --  19,424  11,535
AIM V.I. Mid Cap Core Equity Fund - Series II
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.741 $11.242 $12.173
   Accumulation Unit Value, End of Period........................      -- $10.741 $11.242 $12.173 $12.977
   Number of Units Outstanding, End of Period....................      --   4,991   9,250   9,212   5,342
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.382 $13.835 $15.069 $14.520
   Accumulation Unit Value, End of Period........................ $12.382 $13.835 $15.069 $14.520 $15.958
   Number of Units Outstanding, End of Period....................   6,928  14,842  22,175  17,454  13,547
AllianceBernstein VPS Growth and Income Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.217 $13.256 $13.528 $15.441
   Accumulation Unit Value, End of Period........................ $12.217 $13.256 $13.528 $15.441 $15.794
   Number of Units Outstanding, End of Period....................  35,403  50,326  62,234  54,619  44,684
AllianceBernstein VPS International Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.809 $15.568
   Accumulation Unit Value, End of Period........................      --      -- $11.809 $15.568 $16.034
   Number of Units Outstanding, End of Period....................      --      --   2,772  10,204  12,876
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $11.421 $12.073 $13.527 $13.114
   Accumulation Unit Value, End of Period........................ $11.421 $12.073 $13.527 $13.114 $14.533
   Number of Units Outstanding, End of Period....................   6,067   8,745   8,623   8,538   4,562
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.................. $10.000 $13.535 $15.724 $16.359 $18.228
   Accumulation Unit Value, End of Period........................ $13.535 $15.724 $16.359 $18.228 $18.052
   Number of Units Outstanding, End of Period....................  24,426  32,306  39,183  39,093  30,143
AllianceBernstein VPS Utility Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.892 $13.124
   Accumulation Unit Value, End of Period........................      --      -- $10.892 $13.124 $15.625
   Number of Units Outstanding, End of Period....................      --      --   1,020   3,735  29,685
AllianceBernstein VPS Value Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.673 $12.603
   Accumulation Unit Value, End of Period........................      --      -- $10.673 $12.603 $11.782
   Number of Units Outstanding, End of Period....................      --      --     659   5,146   3,874
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.824 $12.855
   Accumulation Unit Value, End of Period........................      --      -- $11.824 $12.855 $14.709
   Number of Units Outstanding, End of Period....................      --      --   8,956  19,105  27,527
Fidelity VIP Growth & Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.027 $12.142
   Accumulation Unit Value, End of Period........................      --      -- $11.027 $12.142 $13.249
   Number of Units Outstanding, End of Period....................      --      --   1,778   5,215   4,579
Fidelity VIP High Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.416 $11.283
   Accumulation Unit Value, End of Period........................      --      -- $10.416 $11.283 $11.286
   Number of Units Outstanding, End of Period....................      --      --   3,562   6,975   2,557
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $12.041 $13.205
   Accumulation Unit Value, End of Period........................      --      -- $12.041 $13.205 $14.857
   Number of Units Outstanding, End of Period....................      --      --   7,290   7,834   9,738
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.154
   Accumulation Unit Value, End of Period........................      --      --      -- $10.154 $10.396
   Number of Units Outstanding, End of Period....................      --      --      --       0   1,635
FTVIP Franklin Flex Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.090 $11.384
   Accumulation Unit Value, End of Period........................      --      -- $11.090 $11.384 $12.695
   Number of Units Outstanding, End of Period....................      --      --   1,272       0       0
FTVIP Franklin High Income Securities Fund - Class 2
(2) Accumulation Unit Value, Beginning of Period.................      -- $10.000 $10.634 $10.719 $11.437
   Accumulation Unit Value, End of Period........................      -- $10.634 $10.719 $11.437 $11.460
   Number of Units Outstanding, End of Period....................      --   6,647  14,368  14,254  12,744
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.175 $11.078 $12.780
   Accumulation Unit Value, End of Period........................      -- $11.175 $11.078 $12.780 $12.935
   Number of Units Outstanding, End of Period....................      --   4,497  76,105  61,026  44,637
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.316 $13.586
   Accumulation Unit Value, End of Period........................      --      -- $11.316 $13.586 $14.823
   Number of Units Outstanding, End of Period....................      --      --   2,392   5,063   4,574
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $10.888 $11.745 $13.565
   Accumulation Unit Value, End of Period........................      -- $10.888 $11.745 $13.565 $13.693
   Number of Units Outstanding, End of Period....................      --   4,116  49,639  50,319  48,680
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..................      -- $10.000 $11.453 $12.310 $14.587
   Accumulation Unit Value, End of Period........................      -- $11.453 $12.310 $14.587 $16.428
   Number of Units Outstanding, End of Period....................      --  11,972  44,576  32,629  23,158
Goldman Sachs VIT Growth and Income Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $10.463 $12.519
   Accumulation Unit Value, End of Period........................      --      -- $10.463 $12.519 $12.243
   Number of Units Outstanding, End of Period....................      --      --   2,852   2,256   6,122
Goldman Sachs VIT Mid Cap Value Fund
(1) Accumulation Unit Value, Beginning of Period.................      --      -- $10.000 $11.312 $12.821
   Accumulation Unit Value, End of Period........................      --      -- $11.312 $12.821 $12.838
   Number of Units Outstanding, End of Period....................      --      --  12,386  12,216   4,622
Goldman Sachs VIT Structured Small Cap Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.278 $12.354
   Accumulation Unit Value, End of Period........................      --      -- $11.278 $12.354 $10.037
   Number of Units Outstanding, End of Period....................      --      --   7,303  10,182   4,483
Goldman Sachs VIT Structured U.S. Equity Fund
   Accumulation Unit Value, Beginning of Period..................      --      -- $10.000 $11.207 $12.344
   Accumulation Unit Value, End of Period........................      --      -- $11.207 $12.344 $11.758
   Number of Units Outstanding, End of Period....................      --      --   2,131   3,422   3,437
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $ 9.442
   Accumulation Unit Value, End of Period........................      --      --      -- $ 9.442 $11.342
   Number of Units Outstanding, End of Period....................      --      --      --   2,944   6,430
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.648
   Accumulation Unit Value, End of Period........................      --      --      -- $10.648 $10.982
   Number of Units Outstanding, End of Period....................      --      --      --   3,456     774
PIMCO VIT Real Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.066
   Accumulation Unit Value, End of Period........................      --      --      -- $10.066 $10.858
   Number of Units Outstanding, End of Period....................      --      --      --       0       0
PIMCO VIT Total Return Portfolio - Advisor Shares
   Accumulation Unit Value, Beginning of Period..................      --      --      -- $10.000 $10.248
   Accumulation Unit Value, End of Period........................      --      --      -- $10.248 $10.862
   Number of Units Outstanding, End of Period....................      --      --      --       0   1,230
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $11.253 $11.880 $12.055 $13.163
   Accumulation Unit Value, End of Period........................ $11.253 $11.880 $12.055 $13.163 $12.963
   Number of Units Outstanding, End of Period....................   6,784  11,902  13,365  13,379   9,899
Putnam VT Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period................. $10.000 $12.222 $13.249 $13.602 $15.383
   Accumulation Unit Value, End of Period........................ $12.222 $13.249 $13.602 $15.383 $14.099
   Number of Units Outstanding, End of Period....................   6,026   5,240   5,227   5,215   4,888
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.................. $10.000 $12.589 $14.272 $15.623 $19.468

   Accumulation Unit Value, End of Period................... $12.589 $14.272 $15.623 $19.468 $20.579
   Number of Units Outstanding, End of Period...............  14,517  20,686  28,722  28,470  17,507
Putnam VT Investors Fund - Class IB
(5) Accumulation Unit Value, Beginning of Period............ $10.000 $12.089 $13.285 $14.103 $15.677
   Accumulation Unit Value, End of Period................... $12.089 $13.285 $14.103 $15.677 $14.502
   Number of Units Outstanding, End of Period...............   3,168   4,105   4,040   3,467   3,369
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      --      -- $10.000 $10.862 $12.295
   Accumulation Unit Value, End of Period...................      --      -- $10.862 $12.295 $11.407
   Number of Units Outstanding, End of Period...............      --      --   1,793   2,686   2,840
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $11.660 $11.948 $12.321 $12.675
   Accumulation Unit Value, End of Period................... $11.660 $11.948 $12.321 $12.675 $13.046
   Number of Units Outstanding, End of Period...............  10,663  16,651  16,656  17,041  10,766



* The Allstate Variable Annuity-L Share Contracts and all of the Variable Sub-Accounts shown below were first offered with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, and the Earnings Protection Death Benefit Option (age 0-70) under the Contracts on May 1, 2003, except for the AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities, and FTVIP Templeton Foreign Securities Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein International Value - Class B, the AllianceBernstein Utility Income - Class B, the AllianceBernstein Value - Class B, the Fidelity VIP Contrafund - Service Class 2, the Fidelity VIP Growth & Income
    - Service Class 2, the Fidelity VIP High Income - Service Class 2, the Fidelity VIP Mid Cap - Service Class 2, the FTVIP Franklin Flex Cap Growth Securities - Class 2, the FTVIP Mutual Discovery Securities - Class 2, the Goldman Sachs VIT CORESM Small Cap Equity, the Goldman Sachs VIT CORESM U.S. Equity, the Goldman Sachs VIT Growth and Income , the Goldman Sachs VIT Mid Cap Value Equity and the Putnam VT New Value - Class IB Variable Sub-Accounts which were first offered under the Contracts on April 30, 2005, and the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO VIT Commodity Real Return Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the Van Kampen UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflects a mortality and expense risk charge of 2.25% and an administrative charge of 0.19%.

(1) Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective May 1, 2005, the AIM V.I. Basic Value - Series II Sub-Account, the AIM V.I. Capital Appreciation - Series II Sub-Account, the AIM V.I. Mid Cap Core Equity - Series II Sub-Account , the AllianceBernstein Growth and Income - Class B Sub-Account, the AllianceBernstein Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income - Class 2 Sub-Account, the Morgan Stanley VIS Global Advantage - Class Y Sub-Account , the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Utilities - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. Effective May 1, 2004, the Morgan Stanley UIF Portfolios were rebranded the Van Kampen UIF Portfolios.

(4) Effective May 1, 2006, the AIM V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the AIM V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the AIM V.I. Premier Equity - Series II Sub-Account (the predecessor of the AIM V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the AIM V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5) Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

                         ------------------------------
                         Allstate Financial
                         Advisors Separate
                         Account I

                         Financial Statements as of December 31, 2007 and for the periods ended December 31, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2007, and the related statements of operations for the period then ended, and the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 25, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                    AST         AST      Alliance    Alliance    American
                                        AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                     Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                    Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value.......... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Due from Allstate Life Insurance
 Company...........................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total assets................... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
NET ASSETS
Accumulation units................. $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Contracts in payout (annuitization)
 period............................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total net assets............... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
FUND SHARE INFORMATION
Number of shares...................    105,258      4,287        758        2,047         854       8,844
                                    ==========    =======     ======      =======     =======    ========
Cost of investments................ $1,236,184    $53,086     $9,569      $50,484     $11,867    $142,893
                                    ==========    =======     ======      =======     =======    ========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.44    $ 10.32     $ 9.45      $ 10.17     $  9.71    $  10.38
                                    ==========    =======     ======      =======     =======    ========
    Highest........................ $    10.51    $ 10.39     $ 9.51      $ 10.24     $  9.78    $  10.45
                                    ==========    =======     ======      =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                      Series      Series      Series       Series      Series      Series
                                       Trust       Trust       Trust       Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ----------- ------------ ----------- -----------
                                        AST     AST Capital     AST         AST          AST         AST
                                     Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                       Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                    Allocation  Allocation    Realty     Allocation     Value       Value
                                    ----------- ----------- ----------- ------------ ----------- -----------
ASSETS
Investments at fair value.......... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Due from Allstate Life Insurance
 Company...........................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total assets................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
NET ASSETS
Accumulation units................. $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Contracts in payout (annuitization)
 period............................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total net assets............... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
FUND SHARE INFORMATION
Number of shares...................    298,372     214,276       637        55,520         97          38
                                    ==========  ==========    ======      ========     ======       =====
Cost of investments................ $3,659,441  $2,710,943    $7,741      $666,286     $1,221       $ 335
                                    ==========  ==========    ======      ========     ======       =====
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.39  $    10.38    $ 9.33      $  10.40     $ 9.77       $8.80
                                    ==========  ==========    ======      ========     ======       =====
    Highest........................ $    10.46  $    10.45    $ 9.39      $  10.47     $ 9.84       $8.86
                                    ==========  ==========    ======      ========     ======       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                      Series      Series       Series       Series      Series      Series
                                       Trust       Trust       Trust        Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ------------ ------------ ----------- -----------
                                                                AST          AST          AST
                                        AST         AST     First Trust    Goldman      Goldman
                                     Federated  First Trust   Capital       Sachs        Sachs
                                    Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                      Growth      Target       Target       Growth      Growth    High Yield
                                    ----------- ----------- ------------ ------------ ----------- -----------
ASSETS
Investments at fair value..........   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Due from Allstate Life Insurance
 Company...........................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total assets...................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
NET ASSETS
Accumulation units.................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Contracts in payout (annuitization)
 period............................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total net assets...............   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
FUND SHARE INFORMATION
Number of shares...................       53       213,901      394,330        374         320         237
                                      ======    ==========   ==========    =======      ======      ======
Cost of investments................   $  610    $2,499,868   $4,646,668    $10,492      $1,904      $1,830
                                      ======    ==========   ==========    =======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.17    $    10.39   $    10.52    $ 10.37      $10.38      $10.48
                                      ======    ==========   ==========    =======      ======      ======
    Highest........................   $10.24    $    10.46   $    10.60    $ 10.44      $10.46      $10.56
                                      ======    ==========   ==========    =======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                       Series        Series        Series       Series      Series      Series
                                        Trust         Trust         Trust        Trust       Trust       Trust
                                     Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                    ------------- ------------- ------------- ----------- ----------- -----------
                                                                     AST                      AST         AST
                                         AST           AST        JPMorgan        AST        Lord       Marsico
                                    International International International  Large-Cap  Abbett Bond   Capital
                                       Growth         Value        Equity        Value     Debenture    Growth
                                    ------------- ------------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value..........    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Due from Allstate Life Insurance
 Company...........................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total assets...................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
NET ASSETS
Accumulation units.................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Contracts in payout (annuitization)
 period............................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total net assets...............    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
FUND SHARE INFORMATION
Number of shares...................      1,326         2,577         1,933          999        264          644
                                       =======       =======       =======      =======     ======      =======
Cost of investments................    $25,640       $57,880       $51,814      $20,218     $3,051      $15,394
                                       =======       =======       =======      =======     ======      =======
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.03       $ 10.43       $ 10.30      $  9.52     $10.36      $ 10.78
                                       =======       =======       =======      =======     ======      =======
    Highest........................    $ 11.10       $ 10.50       $ 10.37      $  9.59     $10.43      $ 10.86
                                       =======       =======       =======      =======     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                                         Neuberger   Neuberger   Neuberger
                                        AST         AST         AST       Berman      Berman      Berman
                                    MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                      Equity       Value      Market      Growth       Value      Growth
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value..........   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Due from Allstate Life Insurance
 Company...........................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total assets...................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
NET ASSETS
Accumulation units.................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Contracts in payout (annuitization)
 period............................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total net assets...............   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
FUND SHARE INFORMATION
Number of shares...................      611         345       66,361         27         134          76
                                      ======      ======      =======     ======      ======      ======
Cost of investments................   $9,087      $4,174      $66,361     $  610      $2,276      $  842
                                      ======      ======      =======     ======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.39      $ 9.71      $ 10.09     $10.46      $ 9.99      $11.19
                                      ======      ======      =======     ======      ======      ======
    Highest........................   $10.46      $ 9.78      $ 10.16     $10.53      $10.05      $11.27
                                      ======      ======      =======     ======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                                      Advanced     Advanced    Advanced     Advanced      Advanced      Advanced
                                       Series       Series      Series       Series        Series        Series
                                       Trust        Trust        Trust        Trust         Trust         Trust
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                    ------------ ------------ ----------- ------------- ------------- -------------
                                        AST          AST                       AST           AST           AST
                                       PIMCO     Preservation     AST     T. Rowe Price T. Rowe Price T. Rowe Price
                                    Total Return    Asset      Small-Cap      Asset        Global       Large-Cap
                                        Bond      Allocation     Value     Allocation       Bond         Growth
                                    ------------ ------------ ----------- ------------- ------------- -------------
ASSETS
Investments at fair value..........   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Due from Allstate Life Insurance
 Company...........................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total assets...................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
NET ASSETS
Accumulation units.................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Contracts in payout (annuitization)
 period............................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total net assets...............   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
FUND SHARE INFORMATION
Number of shares...................     5,509        40,852       1,567       155,710         498          1,613
                                      =======      ========     =======    ==========      ======        =======
Cost of investments................   $66,699      $479,574     $25,400    $2,920,509      $6,080        $19,694
                                      =======      ========     =======    ==========      ======        =======
ACCUMULATION UNIT VALUE
    Lowest.........................   $ 10.56      $  10.45     $  9.42    $    10.16      $10.57        $ 10.04
                                      =======      ========     =======    ==========      ======        =======
    Highest........................   $ 10.64      $  10.52     $  9.48    $    10.23      $10.64        $ 10.11
                                      =======      ========     =======    ==========      ======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                       Series       Series      Insurance     Insurance    Insurance    Insurance
                                        Trust        Trust        Funds         Funds        Funds        Funds
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    ------------- ----------- -------------- ------------ ------------ ------------
                                         AST
                                    T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                       Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                      Resources      Alpha    Basic Balanced Basic Value  Appreciation Development
                                    ------------- ----------- -------------- ------------ ------------ ------------
ASSETS
Investments at fair value..........    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
Due from Allstate Life Insurance
 Company...........................         --            --            --            --            --          --
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total assets...................    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
NET ASSETS
Accumulation units.................    $44,091    $1,394,578   $39,449,083   $24,738,979  $166,886,840 $21,252,415
Contracts in payout (annuitization)
 period............................         --            --         8,819         1,078       264,594      34,796
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total net assets...............    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares...................      1,135       101,350     3,341,059     1,943,445     5,691,230   1,129,295
                                       =======    ==========   ===========   ===========  ============ ===========
Cost of investments................    $45,548    $1,419,094   $37,992,756   $20,926,724  $143,309,968 $15,739,180
                                       =======    ==========   ===========   ===========  ============ ===========
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.59    $     9.65   $      8.97   $     12.55  $       6.95 $     14.26
                                       =======    ==========   ===========   ===========  ============ ===========
    Highest........................    $ 11.67    $     9.72   $     12.78   $     14.74  $      17.59 $     20.26
                                       =======    ==========   ===========   ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                     Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                       Funds        Funds        Funds        Funds         Funds        Funds
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                    ------------ ------------ ------------ ------------ ------------- ------------
                                                  AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                     AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                    Core Equity     Income     Securities   High Yield     Growth        Growth
                                    ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments at fair value.......... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
Due from Allstate Life Insurance
 Company...........................           --          --           --           --            --           --
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total assets................... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units................. $194,453,850 $17,990,710  $22,495,873  $10,227,957   $58,456,004  $18,300,863
Contracts in payout (annuitization)
 period............................      465,603      54,070      213,064       10,181       343,782          982
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total net assets............... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
FUND SHARE INFORMATION
Number of shares...................    6,695,962   2,313,433    1,884,559    1,783,648     1,748,433    1,154,691
                                    ============ ===========  ===========  ===========   ===========  ===========
Cost of investments................ $164,451,913 $20,969,714  $22,410,094  $11,336,189   $35,956,357  $14,354,537
                                    ============ ===========  ===========  ===========   ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $       8.43 $     11.22  $     12.58  $     10.34   $     13.26  $     12.58
                                    ============ ===========  ===========  ===========   ===========  ===========
    Highest........................ $      21.55 $     13.87  $     14.85  $     14.87   $     25.71  $     12.70
                                    ============ ===========  ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                        AIM Variable  AIM Variable
                                    AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                     Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                       Funds        Funds        Funds        Funds      Series II     Series II
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                    ------------ ------------ ------------ ------------ ------------ --------------
                                     AIM V. I.                                           AIM V. I.
                                      Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                    Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                    ------------ ------------ ------------ ------------ ------------ --------------
ASSETS
Investments at fair value.......... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
Due from Allstate Life Insurance
 Company...........................          --           --           --           --           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total assets................... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
NET ASSETS
Accumulation units................. $23,617,488  $21,720,910   $4,857,722  $13,773,994   $1,797,350   $19,438,477
Contracts in payout (annuitization)
 period............................       6,371       18,908           --       85,403           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total net assets............... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares...................   1,621,404   21,739,818      321,703      578,198      153,227     1,540,291
                                    ===========  ===========   ==========  ===========   ==========   ===========
Cost of investments................ $20,294,969  $21,739,818   $3,796,388  $ 9,326,985   $1,455,018   $16,608,304
                                    ===========  ===========   ==========  ===========   ==========   ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $     13.23  $     10.80   $    12.79  $     20.52   $    10.88   $     12.20
                                    ===========  ===========   ==========  ===========   ==========   ===========
    Highest........................ $     17.98  $     12.84   $    13.08  $     20.98   $    11.41   $     16.41
                                    ===========  ===========   ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                         Funds          Funds          Funds         Funds         Funds         Funds
                                       Series II      Series II      Series II     Series II     Series II     Series II
                                      Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    --------------- -------------- -------------- ------------ ------------- -------------
                                       AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                        Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                    Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                    --------------- -------------- -------------- ------------ ------------- -------------
ASSETS
Investments at fair value..........   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Due from Allstate Life Insurance
 Company...........................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total assets...................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
NET ASSETS
Accumulation units.................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Contracts in payout (annuitization)
 period............................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total net assets...............   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
FUND SHARE INFORMATION
Number of shares...................      276,063         39,573         159,907       68,270        90,833      113,872
                                      ==========       ========      ==========     ========    ==========     ========
Cost of investments................   $5,875,750       $599,955      $3,943,207     $592,952    $1,110,610     $657,289
                                      ==========       ========      ==========     ========    ==========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................   $    11.75       $  15.19      $    11.25     $  11.10    $    11.04     $  13.58
                                      ==========       ========      ==========     ========    ==========     ========
    Highest........................   $    15.93       $  15.85      $    13.86     $  11.64    $    11.59     $  14.15
                                      ==========       ========      ==========     ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                      Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                        Funds        Funds         Funds         Funds         Funds        Funds
                                      Series II    Series II     Series II     Series II     Series II    Series II
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                    ------------- ------------ -------------- ------------ ------------- ------------
                                      AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                    International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                      Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                    ------------- ------------ -------------- ------------ ------------- ------------
ASSETS
Investments at fair value..........  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
Due from Allstate Life Insurance
 Company...........................          --            --            --            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total assets...................  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
NET ASSETS
Accumulation units.................  $1,636,148    $1,106,307    $6,723,428    $2,351,768    $119,112      $971,474
Contracts in payout (annuitization)
 period............................          --            --        15,803            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total net assets...............  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
FUND SHARE INFORMATION
Number of shares...................      49,222        70,242       466,383     2,351,768       7,967        40,818
                                     ==========    ==========    ==========    ==========    ========      ========
Cost of investments................  $1,003,481    $  861,705    $5,929,635    $2,351,768    $ 92,879      $703,220
                                     ==========    ==========    ==========    ==========    ========      ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    20.31    $    12.46    $    12.98    $     9.76    $  12.53      $  20.23
                                     ==========    ==========    ==========    ==========    ========      ========
    Highest........................  $    21.31    $    12.62    $    15.41    $    10.43    $  12.85      $  20.64
                                     ==========    ==========    ==========    ==========    ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                      Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                      Variable      Variable      Variable      Variable      Variable      Variable
                                       Product       Product       Product       Product       Product       Product
                                     Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    ------------- ------------- ------------- ------------- ------------- -------------
                                                    Alliance      Alliance      Alliance      Alliance      Alliance
                                      Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                    Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                       Growth        Income         Value        Growth       Cap Value      Income
                                    ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value..........  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
Due from Allstate Life Insurance
 Company...........................           --            --            --            --            --           --
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total assets...................  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.................  $55,632,381  $165,582,742   $42,873,418   $39,212,588   $44,404,325   $8,225,823
Contracts in payout (annuitization)
 period............................       32,715       188,099            --            --            --       39,309
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total net assets...............  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares...................    2,482,832     6,243,723     1,723,208     1,308,831     2,607,418      279,700
                                     ===========  ============   ===========   ===========   ===========   ==========
Cost of investments................  $43,956,455  $136,596,960   $36,052,714   $32,127,432   $40,885,350   $6,360,566
                                     ===========  ============   ===========   ===========   ===========   ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $      7.35  $      12.20   $     15.97   $      6.91   $     17.92   $    15.56
                                     ===========  ============   ===========   ===========   ===========   ==========
    Highest........................  $     16.85  $      16.68   $     16.54   $     15.35   $     19.07   $    16.12
                                     ===========  ============   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance                      Dreyfus
                                      Bernstein      American      Socially                   Dreyfus      Dreyfus
                                      Variable        Century     Responsible                 Variable     Variable
                                       Product       Variable       Growth    Dreyfus Stock  Investment   Investment
                                     Series Fund  Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ------------- --------------- ----------- ------------- ------------ ------------
                                                                    Dreyfus
                                      Alliance       American      Socially
                                    Bernstein VPS     Century     Responsible Dreyfus Stock VIF Growth &     VIF
                                        Value       VP Balanced   Growth Fund  Index Fund      Income    Money Market
                                    ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value..........  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Due from Allstate Life Insurance
 Company...........................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total assets...................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
NET ASSETS
Accumulation units.................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Contracts in payout (annuitization)
 period............................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total net assets...............  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
FUND SHARE INFORMATION
Number of shares...................     271,697         3,234         5,199        34,507        8,780      773,155
                                     ==========       =======      ========    ==========     ========     ========
Cost of investments................  $3,671,140       $22,676      $140,764    $1,003,707     $190,212     $773,155
                                     ==========       =======      ========    ==========     ========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    11.73       $ 15.73      $   6.73    $     9.69     $  10.25     $  10.44
                                     ==========       =======      ========    ==========     ========     ========
    Highest........................  $    12.16       $ 15.73      $  12.55    $    15.32     $  14.46     $  12.42
                                     ==========       =======      ========    ==========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        DWS         DWS          DWS          DWS          DWS          DWS
                                     Variable    Variable     Variable     Variable     Variable     Variable
                                     Series I    Series I     Series I     Series I     Series I     Series II
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ----------- ----------- ------------- ----------- ------------- -----------
                                                  DWS VIP      DWS VIP      DWS VIP
                                      DWS VIP     Capital      Global     Growth and     DWS VIP      DWS VIP
                                      Bond A     Growth A   Opportunities  Income A   International Balanced A
                                    ----------- ----------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value..........  $788,495   $1,693,676   $1,728,047    $635,199     $876,571    $1,997,199
Due from Allstate Life Insurance
 Company...........................    27,657           --           --          --           --        54,015
                                     --------   ----------   ----------    --------     --------    ----------
    Total assets...................  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units.................  $784,855   $1,691,338   $1,728,047    $635,199     $875,121    $1,990,092
Contracts in payout (annuitization)
 period............................    31,297        2,338           --          --        1,450        61,122
                                     --------   ----------   ----------    --------     --------    ----------
    Total net assets...............  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares...................   112,965       82,983       94,532      58,760       58,399        80,500
                                     ========   ==========   ==========    ========     ========    ==========
Cost of investments................  $775,378   $1,389,014   $1,214,275    $541,738     $615,694    $1,742,067
                                     ========   ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $  14.36   $    12.65   $    27.81    $  11.29     $  16.45    $    12.09
                                     ========   ==========   ==========    ========     ========    ==========
    Highest........................  $  14.49   $    12.76   $    28.07    $  11.39     $  16.60    $    12.13
                                     ========   ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                             Fidelity      Fidelity      Fidelity
                                        DWS         DWS       Federated      Variable      Variable      Variable
                                     Variable    Variable     Insurance     Insurance      Insurance     Insurance
                                     Series II   Series II     Series     Products Fund  Products Fund Products Fund
                                    Sub-Account Sub-Account  Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                    ----------- ----------- ------------- -------------- ------------- -------------
                                      DWS VIP     DWS VIP     Federated
                                       Money     Small Cap      Prime                         VIP
                                    Market A II  Growth A   Money Fund II VIP Contrafund Equity-Income  VIP Growth
                                    ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value.......... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
Due from Allstate Life Insurance
 Company...........................         --         --             --            --            --            --
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total assets................... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
NET ASSETS
Accumulation units................. $1,032,898   $464,528    $10,053,426   $14,209,183    $2,752,378    $7,447,861
Contracts in payout (annuitization)
 period............................         --         --        607,228        66,079        29,511         9,813
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total net assets............... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
FUND SHARE INFORMATION
Number of shares...................  1,032,898     30,825     10,660,654       511,658       116,348       165,285
                                    ==========   ========    ===========   ===========    ==========    ==========
Cost of investments................ $1,032,898   $386,466    $10,660,654   $13,041,362    $2,754,739    $6,366,695
                                    ==========   ========    ===========   ===========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.48   $  12.76    $     10.39   $     14.91    $    13.76    $     8.46
                                    ==========   ========    ===========   ===========    ==========    ==========
    Highest........................ $    10.50   $  12.79    $     13.19   $     26.46    $    17.06    $    18.09
                                    ==========   ========    ===========   ===========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Fidelity          Fidelity
                            Fidelity      Fidelity       Fidelity      Fidelity        Variable          Variable
                            Variable      Variable       Variable      Variable        Insurance         Insurance
                            Insurance     Insurance     Insurance      Insurance     Products Fund     Products Fund
                          Products Fund Products Fund Products Fund  Products Fund (Service Class 2) (Service Class 2)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                          ------------- ------------- -------------- ------------- ----------------- -----------------
                                                                                       VIP Asset
                            VIP High                  VIP Investment      VIP       Manager Growth    VIP Contrafund
                             Income     VIP Index 500   Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                          ------------- ------------- -------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
Due from Allstate Life
 Insurance Company.......          --            --             --            --             --                  --
                           ----------    ----------     ----------    ----------        -------        ------------
    Total assets.........  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
NET ASSETS
Accumulation units.......  $2,566,776    $9,906,590     $3,459,520    $3,642,273        $66,265        $109,670,051
Contracts in payout
 (annuitization) period..          --         5,404             --            --             --             356,469
                           ----------    ----------     ----------    ----------        -------        ------------
    Total net assets.....  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares.........     429,227        60,432        271,122       143,850          4,323           4,006,792
                           ==========    ==========     ==========    ==========        =======        ============
Cost of investments......  $2,826,437    $8,042,059     $3,463,668    $2,686,599        $54,187        $122,133,172
                           ==========    ==========     ==========    ==========        =======        ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    10.48    $     9.77     $    14.33    $    12.60        $ 12.55        $      11.68
                           ==========    ==========     ==========    ==========        =======        ============
    Highest..............  $    11.80    $    11.38     $    14.82    $    16.09        $ 12.55        $      21.17
                           ==========    ==========     ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                     VIP Freedom
                                 VIP           VIP Freedom       VIP Freedom       VIP Freedom         Income
                            Equity-Income    2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Due from Allstate Life
 Insurance Company.......            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total assets.........    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.......    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Contracts in payout
 (annuitization) period..            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total net assets.....    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.........       151,679           530,235           523,940           171,380           179,580
                             ==========        ==========        ==========        ==========        ==========
Cost of investments......    $3,357,871        $6,217,562        $6,546,351        $2,186,130        $1,963,766
                             ==========        ==========        ==========        ==========        ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    12.83        $    11.04        $    11.27        $    11.42        $    10.73
                             ==========        ==========        ==========        ==========        ==========
    Highest..............    $    16.37        $    11.22        $    11.41        $    11.54        $    10.84
                             ==========        ==========        ==========        ==========        ==========

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------
                                 VIP
                              Growth &
                               Income
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $15,234,001
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $15,234,001
                             ===========
NET ASSETS
Accumulation units.......    $15,234,001
Contracts in payout
 (annuitization) period..             --
                             -----------
    Total net assets.....    $15,234,001
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        908,950
                             ===========
Cost of investments......    $13,217,490
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     13.19
                             ===========
    Highest..............    $     13.67
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                               VIP Growth           High                           VIP Investment
                             VIP Growth      Stock Portfolio       Income         VIP Index 500      Grade Bond
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Due from Allstate Life
 Insurance Company.......           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total assets.........     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
NET ASSETS
Accumulation units.......     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Contracts in payout
 (annuitization) period..           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total net assets.....     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares.........       16,171            123,519          1,915,574           55,689            1,424
                              ========         ==========        ===========       ==========          =======
Cost of investments......     $469,512         $1,614,745        $12,059,520       $8,641,038          $18,475
                              ========         ==========        ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest...............     $  10.49         $    11.59        $     11.29       $    11.04          $ 12.08
                              ========         ==========        ===========       ==========          =======
    Highest..............     $  15.35         $    11.79        $     15.37       $    15.04          $ 12.08
                              ========         ==========        ===========       ==========          =======

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------

                             VIP Mid Cap
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $32,122,086
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $32,122,086
                             ===========
NET ASSETS
Accumulation units.......    $31,848,487
Contracts in payout
 (annuitization) period..        273,599
                             -----------
    Total net assets.....    $32,122,086
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        901,546
                             ===========
Cost of investments......    $29,920,818
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     11.07
                             ===========
    Highest..............    $     15.33
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity         Franklin       Franklin       Franklin       Franklin
                              Variable          Variable        Templeton      Templeton      Templeton      Templeton
                              Insurance         Insurance        Variable       Variable       Variable       Variable
                            Products Fund     Products Fund     Insurance      Insurance      Insurance      Insurance
                          (Service Class 2) (Service Class 2) Products Trust Products Trust Products Trust Products Trust
                             Sub-Account       Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                 Franklin       Franklin
                              VIP Money                          Flex Cap      Growth and                     Franklin
                               Market         VIP Overseas        Growth         Income     Franklin High      Income
                          (Service Class 2) (Service Class 2)   Securities     Securities    Income Sec 2    Securities
                          ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
Due from Allstate Life
 Insurance Company.......            --               --                --             --             --              --
                             ----------         --------        ----------    -----------    -----------    ------------
    Total assets.........    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.......    $9,647,596         $181,526        $5,545,929    $79,722,117    $11,882,493    $314,131,076
Contracts in payout
 (annuitization) period..            --               --                --        345,090          3,158         937,302
                             ----------         --------        ----------    -----------    -----------    ------------
    Total net assets.....    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........     9,647,596            7,226           436,001      5,388,103      1,800,856      18,201,524
                             ==========         ========        ==========    ===========    ===========    ============
Cost of investments......    $9,647,596         $150,541        $4,692,845    $78,367,266    $11,943,085    $295,398,533
                             ==========         ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    10.37         $  15.13        $    12.64    $     15.30    $     11.46    $      12.86
                             ==========         ========        ==========    ===========    ===========    ============
    Highest..............    $    10.60         $  22.40        $    13.10    $     16.47    $     11.97    $      13.51
                             ==========         ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                   Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                    Variable       Variable       Variable       Variable       Variable       Variable
                                   Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                 Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                 -------------- -------------- -------------- -------------- -------------- --------------
                                                                  Franklin
                                    Franklin       Franklin        Small
                                   Large Cap      Small Cap       Mid-Cap
                                     Growth         Value          Growth     Franklin U.S.      Mutual     Mutual Shares
                                   Securities     Securities     Securities     Government     Discovery      Securities
                                 -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.......  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
Due from Allstate Life Insurance
 Company........................           --             --             --             --             --              --
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total assets................  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units..............  $79,634,143    $65,764,102     $3,480,132    $24,982,964    $32,640,881    $223,062,411
Contracts in payout
 (annuitization) period.........       42,997        242,010             --         52,234        124,682         615,399
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets............  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares................    4,618,965      3,860,007        151,904      1,969,724      1,383,097      11,078,643
                                  ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.............  $72,172,726    $59,402,815     $2,293,990    $24,647,149    $29,524,734    $194,780,781
                                  ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     11.57    $     12.38     $     8.50    $     10.65    $     11.93    $      13.62
                                  ===========    ===========     ==========    ===========    ===========    ============
    Highest.....................  $     12.06    $     21.38     $    22.67    $     11.22    $     15.29    $      23.46
                                  ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Franklin       Franklin       Franklin       Franklin
                            Templeton      Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                          Products Trust Products Trust Products Trust Products Trust     Trust          Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                            Templeton
                            Developing     Templeton      Templeton      Templeton
                             Markets        Foreign     Global Income      Growth          VIT       VIT Growth and
                            Securities     Securities     Securities     Securities   Capital Growth     Income
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
Due from Allstate Life
 Insurance Company.......           --              --            --             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total assets.........  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
NET ASSETS
Accumulation units.......  $50,060,366    $239,927,488    $3,505,424     $3,731,455      $39,620       $9,742,508
Contracts in payout
 (annuitization) period..      254,018          90,237        81,541             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total net assets.....  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
FUND SHARE
 INFORMATION
Number of shares.........    3,144,649      11,852,727       214,531        241,675        3,112          777,535
                           ===========    ============    ==========     ==========      =======       ==========
Cost of investments......  $34,009,666    $188,952,359    $3,079,650     $3,115,320      $35,699       $9,943,535
                           ===========    ============    ==========     ==========      =======       ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     26.79    $      14.16    $    16.17     $    14.68      $  8.40       $    12.19
                           ===========    ============    ==========     ==========      =======       ==========
    Highest..............  $     42.26    $      23.79    $    22.19     $    20.99      $ 12.63       $    13.80
                           ===========    ============    ==========     ==========      =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                            Variable      Variable      Variable      Variable                      Janus
                            Insurance     Insurance     Insurance     Insurance      Janus       Aspen Series
                              Trust         Trust         Trust         Trust     Aspen Series (Service Shares)
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- ------------ ----------------
                                             VIT           VIT           VIT
                                          Strategic    Structured    Structured
                               VIT      International   Small Cap    U.S. Equity     Forty      Foreign Stock
                          Mid Cap Value    Equity      Equity Fund      Fund       Portfolio   (Service Shares)
                          ------------- ------------- ------------- ------------- ------------ ----------------
ASSETS
Investments at fair value  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Due from Allstate Life
 Insurance Company.......           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total assets.........  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
NET ASSETS
Accumulation units.......  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Contracts in payout
 (annuitization) period..           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total net assets.....  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
FUND SHARE
 INFORMATION
Number of shares.........      641,557        471        1,803,828     1,077,632        563          2,842
                           ===========     ======      ===========   ===========    =======        =======
Cost of investments......  $10,213,791     $4,883      $25,405,290   $14,293,363    $12,161        $32,779
                           ===========     ======      ===========   ===========    =======        =======
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     12.79     $16.36      $     10.00   $      9.43    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======
    Highest..............  $     26.83     $16.36      $     17.18   $     13.07    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Lazard       Legg Mason        Legg Mason
                           Retirement  Partners Variable Partners Variable Lord Abbett  Lord Abbett   Lord Abbett
                          Series, Inc. Portfolios I, Inc Portfolios I, Inc Series Fund  Series Fund   Series Fund
                          Sub-Account     Sub-Account       Sub-Account    Sub-Account  Sub-Account   Sub-Account
                          ------------ ----------------- ----------------- ----------- -------------- -----------
                                          Legg Mason        Legg Mason
                                           Variable          Variable
                            Emerging      Fundamental        Investors                                Growth and
                            Markets     Value Portfolio     Portfolio I     All Value  Bond-Debenture   Income
                          ------------ ----------------- ----------------- ----------- -------------- -----------
ASSETS
Investments at fair value   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
Due from Allstate Life
 Insurance Company.......        --             --                 --               --           --            --
                            -------         ------            -------      -----------  -----------   -----------
    Total assets.........   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
NET ASSETS
Accumulation units.......   $21,197         $7,813            $10,104      $15,357,187  $41,801,830   $50,404,292
Contracts in payout
 (annuitization) period..        --             --                 --           22,690       43,156       101,717
                            -------         ------            -------      -----------  -----------   -----------
    Total net assets.....   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.........       827            360                612          913,294    3,555,224     1,809,603
                            =======         ======            =======      ===========  ===========   ===========
Cost of investments......   $11,291         $8,617            $ 8,073      $13,982,461  $42,729,006   $50,929,955
                            =======         ======            =======      ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $ 52.99         $ 9.50            $ 13.68      $     13.16  $     11.24   $     12.58
                            =======         ======            =======      ===========  ===========   ===========
    Highest..............   $ 52.99         $ 9.50            $ 13.68      $     13.74  $     11.73   $     13.14
                            =======         ======            =======      ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                           MFS Variable MFS Variable  MFS Variable   MFS Variable
                                  Lord Abbett  Lord Abbett  Insurance    Insurance      Insurance     Insurance
                                  Series Fund  Series Fund    Trust        Trust          Trust         Trust
                                  Sub-Account  Sub-Account Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                 ------------- ----------- ------------ ------------ --------------- ------------
                                    Growth       Mid-Cap   MFS Emerging     MFS            MFS         MFS New
                                 Opportunities    Value       Growth    High Income  Investors Trust  Discovery
                                 ------------- ----------- ------------ ------------ --------------- ------------
ASSETS
Investments at fair value.......  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
Due from Allstate Life Insurance
 Company........................           --           --          --          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total assets................  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
NET ASSETS
Accumulation units..............  $20,966,767  $51,913,700  $1,712,622    $729,333     $3,170,936     $3,079,926
Contracts in payout
 (annuitization) period.........        2,210      233,120       5,816          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total net assets............  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
FUND SHARE
 INFORMATION
Number of shares................    1,283,291    2,759,091      68,710      76,611        134,819        185,203
                                  ===========  ===========  ==========    ========     ==========     ==========
Cost of investments.............  $19,028,150  $58,591,218  $1,789,437    $734,270     $2,357,388     $2,759,712
                                  ===========  ===========  ==========    ========     ==========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     14.09  $     12.53  $     6.66    $  12.81     $    10.37     $     9.61
                                  ===========  ===========  ==========    ========     ==========     ==========
    Highest.....................  $     14.69  $     13.08  $    16.95    $  13.25     $    12.56     $    19.72
                                  ===========  ===========  ==========    ========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                   MFS Variable    MFS Variable    MFS Variable
                          MFS Variable MFS Variable MFS Variable     Insurance       Insurance       Insurance
                           Insurance    Insurance     Insurance        Trust           Trust           Trust
                             Trust        Trust         Trust     (Service Class) (Service Class) (Service Class)
                          Sub-Account  Sub-Account   Sub-Account    Sub-Account     Sub-Account     Sub-Account
                          ------------ ------------ ------------- --------------- --------------- ---------------
                                                                   MFS Emerging    MFS Investors      MFS New
                              MFS      MFS Research                   Growth           Trust         Discovery
                            Research       Bond     MFS Utilities (Service Class) (Service Class) (Service Class)
                          ------------ ------------ ------------- --------------- --------------- ---------------
ASSETS
Investments at fair value  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Due from Allstate Life
 Insurance Company.......          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total assets.........  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
NET ASSETS
Accumulation units.......  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Contracts in payout
 (annuitization) period..          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total net assets.....  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares.........      58,421      190,113      12,825         21,761          28,893          45,302
                           ==========   ==========    ========       ========        ========        ========
Cost of investments......  $1,065,816   $2,204,547    $332,794       $345,949        $456,591        $601,890
                           ==========   ==========    ========       ========        ========        ========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     8.87   $    14.37    $  22.04       $   9.98        $  11.16        $  10.05
                           ==========   ==========    ========       ========        ========        ========
    Highest..............  $    11.58   $    14.86    $  22.75       $  15.94        $  14.66        $  14.04
                           ==========   ==========    ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                           MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley
                             Insurance       Insurance       Variable       Variable        Variable       Variable
                               Trust           Trust        Investment     Investment      Investment     Investment
                          (Service Class) (Service Class)     Series         Series          Series         Series
                            Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                          --------------- --------------- -------------- --------------- -------------- --------------
                           MFS Research    MFS Utilities    Aggressive                                     European
                          (Service Class) (Service Class)     Equity     Dividend Growth     Equity         Growth
                          --------------- --------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
Due from Allstate Life
 Insurance Company.......          --               --              --               --             --             --
                             --------       ----------     -----------   --------------   ------------   ------------
    Total assets.........    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
NET ASSETS
Accumulation units.......    $456,241       $2,074,790     $24,230,913   $  339,458,356   $311,691,678   $117,084,196
Contracts in payout
 (annuitization) period..          --               --          38,315        4,218,886      2,420,944        792,743
                             --------       ----------     -----------   --------------   ------------   ------------
    Total net assets.....    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
FUND SHARE
 INFORMATION
Number of shares.........      22,631           60,826       1,365,742       20,204,423      8,916,055      4,088,690
                             ========       ==========     ===========   ==============   ============   ============
Cost of investments......    $302,811       $1,263,482     $17,886,208   $1,245,755,950   $280,177,089   $ 71,569,526
                             ========       ==========     ===========   ==============   ============   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $  10.92       $    17.77     $     10.11   $        11.60   $       9.42   $      12.72
                             ========       ==========     ===========   ==============   ============   ============
    Highest..............    $  15.76       $    24.54     $     15.97   $        44.09   $     125.26   $      60.50
                             ========       ==========     ===========   ==============   ============   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Investment     Investment     Investment     Investment     Investment     Investment
                              Series         Series         Series         Series         Series         Series
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                             Global
                              Global        Dividend                                     Limited
                            Advantage        Growth       High Yield   Income Builder    Duration     Money Market
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
Due from Allstate Life
 Insurance Company.......           --              --            --             --             --              --
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total assets.........  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,337,649    $125,446,478   $20,283,858    $26,137,698    $24,616,596    $102,475,836
Contracts in payout
 (annuitization) period..        4,289       1,076,566       266,761         35,107         39,786       1,176,774
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total net assets.....  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,123,059       7,499,884    18,186,388      2,035,210      2,659,804     103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
Cost of investments......  $10,318,684    $ 98,918,904   $30,325,073    $23,321,227    $26,216,867    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     10.06    $      15.43   $      5.04    $     14.06    $     11.12    $      10.47
                           ===========    ============   ===========    ===========    ===========    ============
    Highest..............  $     11.99    $      30.51   $     18.93    $     19.39    $     12.60    $      25.20
                           ===========    ============   ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Morgan Stanley   Morgan Stanley
                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable         Variable
                             Variable       Variable       Variable       Variable       Investment       Investment
                            Investment     Investment     Investment     Investment        Series           Series
                              Series         Series         Series         Series     (Class Y Shares) (Class Y Shares)
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account
                          -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                         Aggressive        Dividend
                             Quality                                                       Equity           Growth
                           Income Plus   S&P 500 Index    Strategist     Utilities    (Class Y Shares) (Class Y Shares)
                          -------------- -------------- -------------- -------------- ---------------- ----------------
ASSETS
Investments at fair value  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
Due from Allstate Life
 Insurance Company.......            --            --              --             --             --                --
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total assets.........  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
NET ASSETS
Accumulation units.......  $143,472,726   $60,384,744    $201,191,312   $121,604,362    $28,037,294      $109,081,509
Contracts in payout
 (annuitization) period..     1,703,828       322,047       3,139,757      1,696,944             --            93,894
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total net assets.....  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
FUND SHARE
 INFORMATION
Number of shares.........    13,747,780     4,510,163      13,140,262      5,968,117      1,603,047         6,429,647
                           ============   ===========    ============   ============    ===========      ============
Cost of investments......  $144,910,052   $47,845,536    $197,940,414   $ 97,187,285    $17,788,788      $ 86,001,233
                           ============   ===========    ============   ============    ===========      ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      13.25   $      9.86    $      12.84   $      11.82    $      9.60      $      11.13
                           ============   ===========    ============   ============    ===========      ============
    Highest..............  $      36.18   $     13.14    $      54.22   $      42.98    $     20.60      $      15.28
                           ============   ===========    ============   ============    ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               European          Global           Global
                               Equity           Growth         Advantage     Dividend Growth     High Yield     Income Builder
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
Due from Allstate Life
 Insurance Company.......             --              --               --               --               --               --
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total assets.........   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units.......   $103,231,859     $39,435,218      $10,007,415      $63,342,607      $22,673,134      $32,991,559
Contracts in payout
 (annuitization) period..         38,789          72,804               --           29,373               --           22,347
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total net assets.....   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........      2,945,540       1,378,989          847,368        3,792,458       20,064,720        2,575,188
                            ============     ===========      ===========      ===========      ===========      ===========
Cost of investments......   $ 72,518,962     $23,949,369      $ 6,804,915      $49,711,858      $23,810,548      $28,386,741
                            ============     ===========      ===========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest...............   $       8.82     $     12.18      $      9.61      $     14.78      $      6.00      $     12.92
                            ============     ===========      ===========      ===========      ===========      ===========
    Highest..............   $      18.27     $     22.00      $     19.75      $     19.46      $     14.17      $     15.34
                            ============     ===========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                              Limited                           Quality
                              Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
Due from Allstate Life
 Insurance Company.......             --              --                --               --              --               --
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total assets.........   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
NET ASSETS
Accumulation units.......   $ 97,573,899     $97,780,094      $191,273,360     $138,908,931     $85,656,725      $30,731,495
Contracts in payout
 (annuitization) period..         49,877          57,909           206,834           19,071          98,579           99,606
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total net assets.....   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........     10,542,524      97,838,003        18,167,001       10,398,803       5,521,913        1,493,032
                            ============     ===========      ============     ============     ===========      ===========
Cost of investments......   $103,885,234     $97,838,003      $190,504,255     $106,477,197     $82,892,803      $24,425,893
                            ============     ===========      ============     ============     ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $       9.82     $      9.99      $      11.10     $       9.31     $     12.35      $     10.74
                            ============     ===========      ============     ============     ===========      ===========
    Highest..............   $      11.60     $     11.07      $      14.67     $      16.03     $     16.91      $     21.65
                            ============     ===========      ============     ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Neuberger & Berman Neuberger & Berman  Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                               Advisors           Advisors        Variable      Variable      Variable      Variable
                           Management Trust   Management Trust  Account Funds Account Funds Account Funds Account Funds
                             Sub-Account        Sub-Account      Sub-Account   Sub-Account   Sub-Account   Sub-Account
                          ------------------ ------------------ ------------- ------------- ------------- -------------
                                                                               Oppenheimer                 Oppenheimer
                             AMT Mid-Cap                         Oppenheimer     Capital     Oppenheimer     Global
                                Growth          AMT Partners      Balanced    Appreciation    Core Bond    Securities
                          ------------------ ------------------ ------------- ------------- ------------- -------------
ASSETS
Investments at fair value       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
Due from Allstate Life
 Insurance Company.......           --                  --               --             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total assets.........       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
NET ASSETS
Accumulation units.......       $6,285            $120,187       $5,927,869    $11,166,153   $3,907,560    $11,553,325
Contracts in payout
 (annuitization) period..           --                  --           30,276             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total net assets.....       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........          221               5,787          363,080        236,671      353,306        315,665
                                ======            ========       ==========    ===========   ==========    ===========
Cost of investments......       $5,344            $108,576       $5,634,189    $ 8,807,968   $3,887,601    $ 8,597,080
                                ======            ========       ==========    ===========   ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............       $18.97            $  16.57       $    12.65    $      9.21   $    13.89    $     14.00
                                ======            ========       ==========    ===========   ==========    ===========
    Highest..............       $18.97            $  16.57       $    16.07    $     14.78   $    14.36    $     22.47
                                ======            ========       ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                  Oppenheimer
                                                                                                    Variable
                           Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Account Funds
                            Variable      Variable      Variable      Variable       Variable    (Service Class
                          Account Funds Account Funds Account Funds Account Funds Account Funds     ("SC"))
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- -------------- --------------
                                                       Oppenheimer
                                                       Main Street
                           Oppenheimer   Oppenheimer    Small Cap    Oppenheimer   Oppenheimer    Oppenheimer
                           High Income   Main Street     Growth      MidCap Fund  Strategic Bond Balanced (SC)
                          ------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
Due from Allstate Life
 Insurance Company.......          --            --            --            --             --             --
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total assets.........  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
NET ASSETS
Accumulation units.......  $1,743,237    $6,180,680    $3,969,763    $1,930,781     $6,438,426    $39,521,301
Contracts in payout
 (annuitization) period..          --         5,114            --            --             --         76,329
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total net assets.....  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........     219,275       241,538       218,119        35,709      1,157,990      2,432,287
                           ==========    ==========    ==========    ==========     ==========    ===========
Cost of investments......  $1,826,862    $4,790,016    $2,850,383    $1,675,511     $5,560,222    $38,442,177
                           ==========    ==========    ==========    ==========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    12.96    $    10.00    $    20.42    $     5.68     $    15.03    $     15.26
                           ==========    ==========    ==========    ==========     ==========    ===========
    Highest..............  $    13.18    $    14.99    $    21.12    $    14.05     $    16.65    $     16.34
                           ==========    ==========    ==========    ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer
                              Variable         Variable       Variable         Variable        Variable       Variable
                            Account Funds   Account Funds   Account Funds   Account Funds   Account Funds  Account Funds
                           (Service Class   (Service Class (Service Class   (Service Class  (Service Class (Service Class
                               ("SC"))         ("SC"))         ("SC"))         ("SC"))         ("SC"))        ("SC"))
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                          ----------------- -------------- --------------- ---------------- -------------- --------------
                                                                                                            Oppenheimer
                             Oppenheimer                     Oppenheimer                     Oppenheimer    Main Street
                               Capital       Oppenheimer       Global        Oppenheimer         Main        Small Cap
                          Appreciation (SC) Core Bond (SC) Securities (SC) High Income (SC)  Street (SC)    Growth (SC)
                          ----------------- -------------- --------------- ---------------- -------------- --------------
ASSETS
Investments at fair value    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
Due from Allstate Life
 Insurance Company.......             --              --              --              --               --            --
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total assets.........    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
NET ASSETS
Accumulation units.......    $80,765,889     $56,215,511     $44,455,190     $36,746,524     $113,162,683   $48,359,692
Contracts in payout
 (annuitization) period..        123,800           7,502         200,705         366,955           99,023       249,814
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total net assets.....    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........      1,729,151       5,120,493       1,231,207       4,703,863        4,462,636     2,696,035
                             ===========     ===========     ===========     ===========     ============   ===========
Cost of investments......    $63,385,186     $55,516,616     $36,146,218     $38,769,067     $ 91,215,163   $41,633,819
                             ===========     ===========     ===========     ===========     ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     15.00     $     10.44     $     21.51     $     13.95     $      15.47   $     19.35
                             ===========     ===========     ===========     ===========     ============   ===========
    Highest..............    $     16.04     $     10.88     $     22.96     $     14.93     $      16.65   $     20.71
                             ===========     ===========     ===========     ===========     ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Oppenheimer     Oppenheimer
                              Variable        Variable
                           Account Funds   Account Funds        PIMCO             PIMCO            PIMCO           PIMCO
                           (Service Class  (Service Class Advisors Variable Advisors Variable    Variable        Variable
                              ("SC"))         ("SC"))      Insurance Trust   Insurance Trust  Insurance Trust Insurance Trust
                            Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
                                            Oppenheimer
                            Oppenheimer      Strategic                            OpCap
                          MidCap Fund (SC)   Bond (SC)     OpCap Balanced       Small Cap      Foreign Bond    Money Market
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
Due from Allstate Life
 Insurance Company.......            --               --           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total assets.........   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
NET ASSETS
Accumulation units.......   $21,103,907     $136,687,897       $9,542            $2,182           $3,321          $25,450
Contracts in payout
 (annuitization) period..            --        1,103,995           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total net assets.....   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
FUND SHARE
 INFORMATION
Number of shares.........       396,541       24,387,945          955                75              328           25,450
                            ===========     ============       ======            ======           ======          =======
Cost of investments......   $17,167,002     $124,310,517       $9,635            $2,158           $3,316          $25,450
                            ===========     ============       ======            ======           ======          =======
ACCUMULATION
 UNIT VALUE
    Lowest...............   $     16.19     $      14.07       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======
    Highest..............   $     17.24     $      15.14       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                               PIMCO           PIMCO           PIMCO           PIMCO            PIMCO
                             Variable        Variable        Variable         Variable         Variable         Putnam
                          Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Variable Trust
                            Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                          --------------- --------------- --------------- ---------------- ---------------- --------------
                                             PIMCO VIT       PIMCO VIT
                                             Commodity       Emerging        PIMCO VIT        PIMCO VIT      VT American
                            PIMCO Total     Real Return    Markets Bond     Real Return      Total Return     Government
                              Return         Strategy     (Admin Shares)  (Advisor Shares) (Advisor Shares)     Income
                          --------------- --------------- --------------- ---------------- ---------------- --------------
ASSETS
Investments at fair value     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
Due from Allstate Life
 Insurance Company.......          --               --             --                --               --              --
                              -------       ----------       --------        ----------      -----------     -----------
    Total assets.........     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
NET ASSETS
Accumulation units.......     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,432,615
Contracts in payout
 (annuitization) period..          --               --             --                --               --         518,526
                              -------       ----------       --------        ----------      -----------     -----------
    Total net assets.....     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.........       1,464          194,671         54,136           781,426        2,274,701       4,101,894
                              =======       ==========       ========        ==========      ===========     ===========
Cost of investments......     $15,134       $2,331,573       $747,692        $9,409,032      $22,991,112     $47,546,078
                              =======       ==========       ========        ==========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............     $ 12.67       $    11.34       $  10.98        $    10.90      $     10.86     $      7.39
                              =======       ==========       ========        ==========      ===========     ===========
    Highest..............     $ 12.67       $    11.57       $  11.20        $    11.07      $     11.08     $     14.47
                              =======       ==========       ========        ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                     VT The George
                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity     Putnam Fund
                           Appreciation  Opportunities      Growth         Income         Income       of Boston
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
Due from Allstate Life
 Insurance Company.......           --             --             --             --             --              --
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total assets.........  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,083,170     $6,343,831    $16,000,085    $70,921,645    $35,013,493    $175,540,298
Contracts in payout
 (annuitization) period..       34,434             --         58,530        226,307        157,376         494,408
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total net assets.....  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,601,661        441,157      2,703,470      8,177,926      2,349,423      16,017,717
                           ===========     ==========    ===========    ===========    ===========    ============
Cost of investments......  $12,646,139     $6,927,113    $12,066,920    $71,630,087    $31,303,572    $170,714,611
                           ===========     ==========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      8.46     $    15.98    $      5.71    $     13.80    $     15.88    $      12.12
                           ===========     ==========    ===========    ===========    ===========    ============
    Highest..............  $      9.32     $    17.03    $     15.50    $     15.64    $     16.93    $      14.68
                           ===========     ==========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                VT
                           Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                            Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
Due from Allstate Life
 Insurance Company.......           --             --              --            --             --             --
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total assets.........  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units.......  $49,498,939    $53,833,207    $409,347,273   $17,868,064    $51,552,924    $83,937,335
Contracts in payout
 (annuitization) period..       86,223         78,272         790,809        72,041         30,376        195,134
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets.....  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.........    2,927,105      3,723,168      17,739,536     3,250,019      3,846,629     11,384,637
                           ===========    ===========    ============   ===========    ===========    ===========
Cost of investments......  $43,706,873    $56,765,917    $427,835,007   $20,508,601    $45,932,853    $86,426,650
                           ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     11.03    $      7.16    $      10.61   $      4.52    $      9.72    $     12.99
                           ===========    ===========    ============   ===========    ===========    ===========
    Highest..............  $     16.10    $     11.64    $      16.43   $     11.73    $     13.38    $     16.51
                           ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                              VT             VT
                                               VT       International  International
                                         International    Growth and        New                            VT
                            VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
Due from Allstate Life
 Insurance Company.......            --             --            --             --              --            --
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total assets.........  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
NET ASSETS
Accumulation units.......  $199,896,193   $314,209,656   $65,611,171    $39,485,755    $128,717,076   $16,539,577
Contracts in payout
 (annuitization) period..       814,617        424,270        76,396          5,996         223,903         7,155
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total net assets.....  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........    15,942,082     16,594,616     3,985,896      1,928,308      11,173,395     1,012,033
                           ============   ============   ===========    ===========    ============   ===========
Cost of investments......  $198,682,257   $261,990,372   $54,749,007    $28,099,349    $134,817,550   $15,456,621
                           ============   ============   ===========    ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      10.96   $      11.48   $     15.18    $      7.66    $       6.92   $     17.72
                           ============   ============   ===========    ===========    ============   ===========
    Highest..............  $      14.29   $      23.07   $     22.20    $     15.81    $      16.43   $     18.89
                           ============   ============   ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT OTC &
                                VT           VT New                       Emerging                    VT Small Cap
                           Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
Due from Allstate Life
 Insurance Company.......            --             --             --            --             --              --
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total assets.........  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
NET ASSETS
Accumulation units.......  $157,330,117   $ 91,256,651   $164,701,492   $26,972,101    $66,562,803    $108,879,549
Contracts in payout
 (annuitization) period..       489,172        228,382        291,811        23,025        245,037         134,017
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total net assets.....  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........   157,819,289      4,317,368     10,562,952     3,304,177      5,084,310       5,814,057
                           ============   ============   ============   ===========    ===========    ============
Cost of investments......  $157,819,289   $116,714,390   $157,705,403   $34,373,959    $61,852,665    $ 99,721,722
                           ============   ============   ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $       9.95   $       5.25   $      11.36   $      2.62    $      8.23    $      13.47
                           ============   ============   ============   ===========    ===========    ============
    Highest..............  $      11.91   $      17.96   $      18.78   $      6.50    $     15.82    $      25.13
                           ============   ============   ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Putnam         Putnam         Putnam         Rydex       STI Classic    STI Classic
                        Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT                                                      STI Clasic     STI Clasic
                          Utilities                                                   Large Cap      Large Cap
                          Growth and                                                 Core Equity    Growth Stock
                            Income        VT Vista      VT Voyager     Rydex OTC         Fund           Fund
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
Due from Allstate Life
 Insurance
 Company...............           --             --              --          --               --             --
                         -----------    -----------    ------------      ------       ----------    -----------
    Total assets.......  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
NET ASSETS
Accumulation units.....  $48,470,441    $68,697,493    $244,260,764      $6,615       $3,650,181    $15,389,444
Contracts in payout
 (annuitization)
 period................      134,986        139,087         371,257          --               --        120,562
                         -----------    -----------    ------------      ------       ----------    -----------
    Total net assets...  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    2,322,285      4,510,916       7,709,802         365          296,281        848,933
                         ===========    ===========    ============      ======       ==========    ===========
Cost of investments....  $33,747,173    $68,017,655    $287,754,361      $5,241       $3,265,067    $14,038,164
                         ===========    ===========    ============      ======       ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.26    $      6.50    $       6.08      $15.19       $    12.07    $      9.79
                         ===========    ===========    ============      ======       ==========    ===========
    Highest............  $     27.01    $     18.86    $      14.63      $15.19       $    15.73    $     26.21
                         ===========    ===========    ============      ======       ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                     The Universal  The Universal  The Universal
                         STI Classic    STI Classic    STI Classic   Institutional  Institutional  Institutional
                        Variable Trust Variable Trust Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                          STI Large         STI                        Van Kampen
                          Cap Value     Mid-Cap Core  STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF
                            Equity      Equity Fund    Value Equity  Markets Equity Equity Growth   Fixed Income
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
Due from Allstate Life
 Insurance
 Company...............           --             --             --             --             --             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total assets.......  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $15,200,638     $5,795,959     $7,920,953    $66,380,514    $55,073,061     $1,772,824
Contracts in payout
 (annuitization)
 period................      256,759         39,283         38,865        242,549         53,315             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total net assets...  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      859,222        479,478        623,322      2,745,079      2,743,971        153,094
                         ===========     ==========     ==========    ===========    ===========     ==========
Cost of investments....  $11,887,616     $5,600,963     $8,679,296    $35,778,236    $40,890,473     $1,724,070
                         ===========     ==========     ==========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.18     $    11.46     $    18.28    $     22.64    $      8.69     $    11.94
                         ===========     ==========     ==========    ===========    ===========     ==========
    Highest............  $     24.65     $    21.81     $    30.07    $     38.60    $     16.13     $    14.62
                         ===========     ==========     ==========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                        The Universal The Universal  The Universal  The Universal  The Universal The Universal
                        Institutional Institutional  Institutional  Institutional  Institutional Institutional
                         Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                         Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                        ------------- -------------- -------------- -------------- ------------- -------------
                                                                                    Van Kampen
                         Van Kampen                  Van Kampen UIF                  UIF U.S.     Van Kampen
                         UIF Global     Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.
                        Value Equity  UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate
                        ------------- -------------- -------------- -------------- ------------- -------------
ASSETS
Investments at fair
 value.................    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
Due from Allstate Life
 Insurance Company.....         --            --               --             --             --            --
                           -------        ------      -----------    -----------   ------------   -----------
    Total assets.......    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
NET ASSETS
Accumulation units.....    $49,697        $8,984      $38,496,691    $38,131,515   $116,865,931   $46,549,209
Contracts in payout
 (annuitization) period         --            --           86,857             --        130,484        60,186
                           -------        ------      -----------    -----------   ------------   -----------
    Total net assets...    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
FUND SHARE
 INFORMATION
Number of shares.......      3,019           698        2,660,934      2,615,330      6,122,261     2,113,805
                           =======        ======      ===========    ===========   ============   ===========
Cost of investments....    $40,134        $4,918      $30,863,847    $26,240,643   $ 94,242,153   $36,405,495
                           =======        ======      ===========    ===========   ============   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 13.78        $13.94      $     12.68    $     17.73   $      13.78   $     20.13
                           =======        ======      ===========    ===========   ============   ===========
    Highest............    $ 16.90        $13.94      $     18.38    $     21.58   $      21.83   $     33.35
                           =======        ======      ===========    ===========   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        The Universal The Universal  The Universal  The Universal  The Universal
                          The Universal Institutional Institutional  Institutional  Institutional  Institutional
                          Institutional  Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                           Funds, Inc.   (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ------------- ------------- -------------- -------------- -------------- -------------
                                         Van Kampen     Van Kampen     Van Kampen                   Van Kampen
                                        UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global
                           Van Kampen   Markets Debt  Markets Equity     Income     Equity Growth    Franchise
                            UIF Value    (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                          ------------- ------------- -------------- -------------- -------------- -------------
ASSETS
Investments at fair value   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
Due from Allstate Life
 Insurance Company.......         --              --            --             --             --             --
                            --------     -----------   -----------    -----------    -----------   ------------
    Total assets.........   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
NET ASSETS
Accumulation units.......   $252,445     $28,669,162   $41,676,374    $81,534,445    $18,681,221   $118,678,774
Contracts in payout
 (annuitization) period..         --         116,425         2,899        186,333         23,310        492,500
                            --------     -----------   -----------    -----------    -----------   ------------
    Total net assets.....   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares.........     19,168       3,390,528     1,718,733      5,544,150        940,872      6,587,688
                            ========     ===========   ===========    ===========    ===========   ============
Cost of investments......   $242,395     $29,081,927   $24,718,293    $74,876,852    $12,839,816   $101,164,466
                            ========     ===========   ===========    ===========    ===========   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............   $  12.48     $     14.70   $     42.19    $     12.60    $     14.40   $      15.23
                            ========     ===========   ===========    ===========    ===========   ============
    Highest..............   $  16.40     $     19.29   $     44.88    $     15.37    $     17.43   $      19.59
                            ========     ===========   ===========    ===========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          The Universal The Universal The Universal  The Universal  The Universal Van Kampen
                          Institutional Institutional Institutional  Institutional  Institutional    Life
                           Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.  Investment
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)      Trust
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account  Sub-Account
                          ------------- ------------- -------------- -------------- ------------- -----------
                           Van Kampen
                            UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                             Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                             Equity        Growth         Growth         Value       Real Estate      LIT
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Comstock
                          ------------- ------------- -------------- -------------- ------------- -----------
ASSETS
Investments at fair value  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
Due from Allstate Life
 Insurance Company.......          --             --            --             --             --           --
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total assets.........  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
NET ASSETS
Accumulation units.......  $5,211,827    $62,781,233   $23,114,791    $79,704,279    $88,120,787  $78,582,135
Contracts in payout
 (annuitization) period..          --         25,542        69,028        101,451        350,954       87,526
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total net assets.....  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
FUND SHARE
 INFORMATION
Number of shares.........     430,374      4,331,502     1,369,393      4,191,477      4,054,617    5,676,022
                           ==========    ===========   ===========    ===========    ===========  ===========
Cost of investments......  $4,489,402    $48,975,161   $20,278,792    $71,444,450    $85,184,487  $69,479,072
                           ==========    ===========   ===========    ===========    ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    11.87    $     11.67   $     18.79    $     15.15    $     20.64  $     13.22
                           ==========    ===========   ===========    ===========    ===========  ===========
    Highest..............  $    12.14    $     23.74   $     19.99    $     21.25    $     25.08  $     16.49
                           ==========    ===========   ===========    ===========    ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                 Van Kampen    Van Kampen    Van Kampen
                          Van Kampen   Van Kampen  Van Kampen       Life          Life          Life
                             Life         Life        Life       Investment    Investment    Investment
                          Investment   Investment  Investment      Trust         Trust         Trust
                             Trust       Trust        Trust      (Class II)    (Class II)    (Class II)
                          Sub-Account Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                          ----------- ------------ ----------- -------------- ------------ --------------
                                                               LIT Aggressive              LIT Growth and
                              LIT         LIT         Strat        Growth     LIT Comstock     Income
                          Government  Money Market  Growth I     (Class II)    (Class II)    (Class II)
                          ----------- ------------ ----------- -------------- ------------ --------------
ASSETS
Investments at fair value $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
Due from Allstate Life
 Insurance Company.......         --           --           --           --             --            --
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total assets......... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
NET ASSETS
Accumulation units....... $1,405,357   $3,379,939  $45,275,212  $21,082,302   $297,727,899  $156,812,987
Contracts in payout
 (annuitization) period..         --           --      137,011           --        160,428       363,121
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total net assets..... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
FUND SHARE
 INFORMATION
Number of shares.........    147,622    3,379,939    1,348,344    3,685,717     21,586,111     7,375,697
                          ==========   ==========  ===========  ===========   ============  ============
Cost of investments...... $1,364,592   $3,379,939  $45,953,105  $17,044,682   $262,840,787  $134,427,709
                          ==========   ==========  ===========  ===========   ============  ============
ACCUMULATION UNIT
 VALUE
    Lowest............... $    11.90   $    11.23  $      5.50  $     14.01   $      12.31  $      15.95
                          ==========   ==========  ===========  ===========   ============  ============
    Highest.............. $    12.17   $    11.62  $     15.97  $     19.24   $      16.48  $      18.99
                          ==========   ==========  ===========  ===========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                  Van Kampen  Van Kampen
                                                     Life        Life
                                                  Investment  Investment
                                                    Trust        Trust
                                                  (Class II)  (Class II)
                                                 Sub-Account  Sub-Account
                                                 ------------ -----------
                                                     LIT
                                                 Money Market    Strat
                                                  (Class II)   Growth II
                                                 ------------ -----------
      ASSETS
      Investments at fair value................. $32,788,435  $63,457,444
      Due from Allstate Life Insurance Company..          --           --
                                                 -----------  -----------
          Total assets.......................... $32,788,435  $63,457,444
                                                 ===========  ===========
      NET ASSETS
      Accumulation units........................ $32,788,435  $63,327,448
      Contracts in payout (annuitization) period          --      129,996
                                                 -----------  -----------
          Total net assets...................... $32,788,435  $63,457,444
                                                 ===========  ===========
      FUND SHARE INFORMATION
      Number of shares..........................  32,788,435    1,906,201
                                                 ===========  ===========
      Cost of investments....................... $32,788,435  $48,306,465
                                                 ===========  ===========
      ACCUMULATION UNIT VALUE
          Lowest................................ $     10.09  $      8.51
                                                 ===========  ===========
          Highest............................... $     10.64  $     15.48
                                                 ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced       Advanced     Advanced     Advanced       Advanced
                                             Series         Series         Series       Series       Series         Series
                                             Trust          Trust          Trust         Trust        Trust         Trust
                                          Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         -------------- -------------- -------------- ----------- ------------- --------------
                                                                                          AST          AST           AST
                                                             AST            AST        Alliance     Alliance       American
                                              AST         Aggressive      Alliance     Bernstein    Bernstein      Century
                                            Advanced        Asset        Bernstein     Growth &      Managed      Strategic
                                         Strategies (a) Allocation (a) Core Value (a) Income (a)  Index 500 (a) Allocation (a)
                                         -------------- -------------- -------------- ----------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,119         $   73          $ --        $   357      $   631       $ 2,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (1,089)           (92)           (1)          (138)         (26)         (375)
    Administrative expense..............        (83)            (9)           --            (11)          (3)          (31)
                                            -------         ------          ----        -------      -------       -------
    Net investment income (loss)........        (53)           (28)           (1)           208          602         1,745
                                            -------         ------          ----        -------      -------       -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     63,194            101             1          9,772       37,736         5,271
    Cost of investments sold............     63,588             99             1          9,626       38,747         5,153
                                            -------         ------          ----        -------      -------       -------
       Realized gains (losses) on
        fund shares.....................       (394)             2            --            146       (1,011)          118
Realized gain distributions.............        378            296            --          1,191           --         5,789
                                            -------         ------          ----        -------      -------       -------
    Net realized gains (losses).........        (16)           298            --          1,337       (1,011)        5,907
Change in unrealized gains (losses).....      2,697            925           (46)        (2,142)        (169)       (7,407)
                                            -------         ------          ----        -------      -------       -------
    Net realized and unrealized gains
     (losses) on investments............      2,681          1,223           (46)          (805)      (1,180)       (1,500)
                                            -------         ------          ----        -------      -------       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $ 2,628         $1,195          $(47)       $  (597)     $  (578)      $   245
                                            =======         ======          ====        =======      =======       =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced     Advanced      Advanced     Advanced    Advanced
                                             Series         Series       Series        Series       Series      Series
                                             Trust          Trust         Trust        Trust         Trust       Trust
                                          Sub-Account    Sub-Account   Sub-Account  Pub-Account   Sub-Account Sub-Account
                                         -------------- -------------- ----------- -------------- ----------- -----------
                                              AST        AST Capital       AST          AST           AST         AST
                                            Balanced        Growth       Cohen &    Conservative     DeAm        DeAm
                                             Asset          Asset        Steers        Asset       Large-Cap   Small-Cap
                                         Allocation (a) Allocation (a) Realty (a)  Allocation (a)  Value (a)   Value (a)
                                         -------------- -------------- ----------- -------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  9,266       $  4,419       $ --        $ 1,423         $--         $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (9,840)        (7,644)        (1)        (1,951)         --          --
    Administrative expense..............        (802)          (635)        --           (180)         --          --
                                            --------       --------       ----        -------         ---         ---
    Net investment income (loss)........      (1,376)        (3,860)        (1)          (707)         --          --
                                            --------       --------       ----        -------         ---         ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     229,039        156,445          1         84,819          --          --
    Cost of investments sold............     230,245        159,501          1         84,270          --          --
                                            --------       --------       ----        -------         ---         ---
       Realized gains (losses) on
        fund shares.....................      (1,206)        (3,056)        --            549          --          --
Realized gain distributions.............       9,020          6,902         --          1,244          --          --
                                            --------       --------       ----        -------         ---         ---
    Net realized gains (losses).........       7,814          3,846         --          1,793          --          --
Change in unrealized gains (losses).....     (28,255)       (45,349)       (18)         2,729          (1)          9
                                            --------       --------       ----        -------         ---         ---
    Net realized and unrealized gains
     (losses) on investments............     (20,441)       (41,503)       (18)         4,522          (1)          9
                                            --------       --------       ----        -------         ---         ---
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $(21,817)      $(45,363)      $(19)       $ 3,815         $(1)        $ 9
                                            ========       ========       ====        =======         ===         ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced     Advanced     Advanced    Advanced      Advanced
                                           Series      Series       Series       Series      Series        Series
                                            Trust       Trust       Trust        Trust        Trust        Trust
                                         Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ----------- ----------- ------------ ------------ ----------- --------------
                                                                     AST          AST          AST
                                             AST         AST     First Trust    Goldman      Goldman
                                          Federated  First Trust   Capital       Sachs        Sachs
                                         Aggressive   Balanced   Appreciation Concentrated   Mid-Cap        AST
                                         Growth (a)  Target (a)   Target (a)   Growth (a)  Growth (a)  High Yield (a)
                                         ----------- ----------- ------------ ------------ ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $--      $  5,684     $  4,443       $ --        $ --          $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      --        (5,405)      (9,388)        (2)         (1)          (1)
    Administrative expense..............      --          (407)        (740)        --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net investment income (loss)........      --          (128)      (5,685)        (2)         (1)          (1)
                                             ---      --------     --------       ----        ----          ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      --       145,995      260,112          2           1            1
    Cost of investments sold............      --       147,429      270,892          2           1            1
                                             ---      --------     --------       ----        ----          ---
       Realized gains (losses) on
        fund shares.....................      --        (1,434)     (10,780)        --          --           --
Realized gain distributions.............      --           499        1,632         --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net realized gains (losses).........      --          (935)      (9,148)        --          --           --
Change in unrealized gains (losses).....       6       (20,753)       6,421        (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
    Net realized and unrealized gains
     (losses) on investments............       6       (21,688)      (2,727)       (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................     $ 6      $(21,816)    $ (8,412)      $(70)       $(29)         $ 8
                                             ===      ========     ========       ====        ====          ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                           Advanced      Advanced      Advanced     Advanced     Advanced     Advanced
                                            Series        Series        Series       Series       Series       Series
                                             Trust         Trust         Trust        Trust        Trust        Trust
                                          Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ------------- ------------- ------------- ----------- ------------- -----------
                                                                          AST                       AST          AST
                                              AST           AST        JPMorgan        AST         Lord        Marsico
                                         International International International  Large-Cap   Abbett Bond    Capital
                                          Growth (a)     Value (a)    Equity (a)    Value (a)  Debenture (a) Growth (a)
                                         ------------- ------------- ------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    75       $   328       $   542      $   126        $--         $  17
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (71)         (140)         (139)         (32)        (1)          (24)
    Administrative expense..............         (6)          (11)          (11)          (4)        --            (3)
                                            -------       -------       -------      -------        ---         -----
    Net investment income (loss)........         (2)          177           392           90         (1)          (10)
                                            -------       -------       -------      -------        ---         -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      5,127         9,977         9,895           36          1            25
    Cost of investments sold............      4,952         9,741         9,684           39          1            25
                                            -------       -------       -------      -------        ---         -----
       Realized gains (losses) on
        fund shares.....................        175           236           211           (3)        --            --
Realized gain distributions.............      1,250            --            --          291         --            --
                                            -------       -------       -------      -------        ---         -----
    Net realized gains (losses).........      1,425           236           211          288         --            --
Change in unrealized gains (losses).....     (1,436)       (1,222)       (1,011)      (1,457)        13          (284)
                                            -------       -------       -------      -------        ---         -----
    Net realized and unrealized gains
     (losses) on investments............        (11)         (986)         (800)      (1,169)        13          (284)
                                            -------       -------       -------      -------        ---         -----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   (13)      $  (809)      $  (408)     $(1,079)       $12         $(294)
                                            =======       =======       =======      =======        ===         =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                                              Neuberger   Neuberger   Neuberger
                                             AST         AST         AST       Berman      Berman      Berman
                                         MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                         Equity (a)   Value (a)  Market (a)  Growth (a)   Value (a)  Growth (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   917      $ --        $100        $ --        $ --        $ --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (26)       --         (31)         --          (1)         --
    Administrative expense..............        (3)       --          (3)         --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net investment income (loss)........       888        --          65          --          (1)         --
                                           -------      ----        ----        ----        ----        ----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    37,974         1          31         835           1          --
    Cost of investments sold............    43,509         1          31         834           1          --
                                           -------      ----        ----        ----        ----        ----
       Realized gains (losses) on
        fund shares.....................    (5,535)       --          --           1          --          --
Realized gain distributions.............     4,630        --          --          --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net realized gains (losses).........      (905)       --          --           1          --          --
Change in unrealized gains (losses).....      (645)      (17)         --           6         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
    Net realized and unrealized gains
     (losses) on investments............    (1,550)      (17)         --           7         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................   $  (662)     $(18)       $ 65        $  7        $(18)       $(26)
                                           =======      ====        ====        ====        ====        ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced      Advanced     Advanced      Advanced      Advanced      Advanced
                                            Series        Series       Series        Series        Series        Series
                                            Trust         Trust         Trust        Trust          Trust         Trust
                                         Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                         ------------ -------------- ----------- -------------- ------------- -------------
                                             AST           AST                        AST            AST           AST
                                            PIMCO      Preservation      AST     T. Rowe Price  T. Rowe Price T. Rowe Price
                                         Total Return     Asset       Small-Cap      Asset         Global       Large-Cap
                                           Bond (a)   Allocation (a)  Value (a)  Allocation (a)   Bond (a)     Growth (a)
                                         ------------ -------------- ----------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 2,032       $   888       $   179     $  23,275         $--          $  13
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (192)         (905)          (67)       (6,010)         (1)           (33)
    Administrative expense..............       (17)          (85)           (5)         (506)         --             (4)
                                           -------       -------       -------     ---------         ---          -----
    Net investment income (loss)........     1,823          (102)          107        16,759          (1)           (24)
                                           -------       -------       -------     ---------         ---          -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    45,339        11,773         4,820        33,573           1             36
    Cost of investments sold............    45,835        11,886         4,759        34,047           1             38
                                           -------       -------       -------     ---------         ---          -----
       Realized gains (losses) on
        fund shares.....................      (496)         (113)           61          (474)         --             (2)
Realized gain distributions.............        --            --         1,988        67,579          --             --
                                           -------       -------       -------     ---------         ---          -----
    Net realized gains (losses).........      (496)         (113)        2,049        67,105          --             (2)
Change in unrealized gains (losses).....       (44)        1,254        (3,288)     (109,938)         70           (762)
                                           -------       -------       -------     ---------         ---          -----
    Net realized and unrealized gains
     (losses) on investments............      (540)        1,141        (1,239)      (42,833)         70           (764)
                                           -------       -------       -------     ---------         ---          -----
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ 1,283       $ 1,039       $(1,132)    $ (26,074)        $69          $(788)
                                           =======       =======       =======     =========         ===          =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                            Series       Series      Insurance     Insurance    Insurance    Insurance
                                             Trust        Trust        Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                         ------------- ----------- -------------- ------------ ------------ ------------
                                              AST
                                         T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                            Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                         Resources (a)  Alpha (a)  Basic Balanced Basic Value  Appreciation Development
                                         ------------- ----------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   175     $  9,326    $ 1,249,298   $   154,965  $        --  $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (45)      (3,911)      (576,696)     (372,269)  (2,478,986)    (317,312)
    Administrative expense..............         (5)        (317)       (45,639)      (28,868)    (185,035)     (24,573)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net investment income (loss)........        125        5,097        626,963      (246,172)  (2,664,021)    (341,885)
                                            -------     --------    -----------   -----------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................         49       59,792     13,588,834     8,642,362   52,399,336    8,147,044
    Cost of investments sold............         51       60,085     12,573,179     6,623,079   47,075,855    5,355,720
                                            -------     --------    -----------   -----------  -----------  -----------
       Realized gains (losses) on
        fund shares.....................         (2)        (293)     1,015,655     2,019,283    5,323,481    2,791,324
Realized gain distributions.............      1,880           --             --     1,444,612           --    1,713,923
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized gains (losses).........      1,878         (293)     1,015,655     3,463,895    5,323,481    4,505,247
Change in unrealized gains (losses).....     (1,456)     (24,515)    (1,083,823)   (3,003,704)  16,060,948   (1,853,501)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments............        422      (24,808)       (68,168)      460,191   21,384,429    2,651,746
                                            -------     --------    -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   547     $(19,711)   $   558,795   $   214,019  $18,720,408  $ 2,309,861
                                            =======     ========    ===========   ===========  ===========  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                        AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                         Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                           Funds        Funds        Funds        Funds         Funds        Funds
                                        Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                        ------------ ------------ ------------ ------------ ------------- ------------
                                                      AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                         AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                        Core Equity     Income     Securities   High Yield     Growth        Growth
                                        ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.............................. $ 2,206,013  $ 1,373,040   $  900,360   $  764,451   $   241,111   $    5,611
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........  (2,892,300)    (261,787)    (304,140)    (151,914)     (812,664)    (244,691)
    Administrative expense.............    (219,875)     (20,597)     (23,955)     (11,985)      (63,311)     (18,872)
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net investment income (loss).......    (906,162)   1,090,656      572,265      600,552      (634,864)    (257,952)
                                        -----------  -----------   ----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................  58,678,187    7,220,579    6,333,048    3,984,164    17,435,853    4,483,000
    Cost of investments sold...........  49,955,220    7,972,340    6,247,480    4,125,583    10,806,794    3,786,278
                                        -----------  -----------   ----------   ----------   -----------   ----------
       Realized gains (losses) on
        fund shares....................   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Realized gain distributions............          --           --           --           --            --           --
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized gains (losses)........   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Change in unrealized gains
 (losses)..............................   7,046,254     (252,099)     458,983     (423,174)    1,870,564    2,015,733
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.......................  15,769,221   (1,003,860)     544,551     (564,593)    8,499,623    2,712,455
                                        -----------  -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................ $14,863,059  $    86,796   $1,116,816   $   35,959   $ 7,864,759   $2,454,503
                                        ===========  ===========   ==========   ==========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                         AIM Variable  AIM Variable
                                     AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                      Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                        Funds        Funds        Funds        Funds      Series II     Series II
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ ------------ ------------ ------------ ------------ --------------
                                      AIM V. I.                                           AIM V. I.
                                       Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                     Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                     ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   53,579  $   974,731   $       --   $  253,566    $ 51,794    $    67,875
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (361,212)    (278,798)     (67,209)    (189,810)    (28,663)      (330,486)
    Administrative expense..........     (26,956)     (22,060)      (5,289)     (14,719)     (1,918)       (38,269)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net investment income
     (loss).........................    (334,589)     673,873      (72,498)      49,037      21,213       (300,880)
                                      ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   9,768,419   17,018,597    1,653,294    4,829,850     200,584      3,756,746
    Cost of investments sold........   8,506,238   17,018,597    1,315,074    3,091,058     157,653      2,922,104
                                      ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses)
        on fund shares..............   1,262,181           --      338,220    1,738,792      42,931        834,642
Realized gain distributions.........     349,490           --           --      657,217          --      1,141,121
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses).....   1,611,671           --      338,220    2,396,009      42,931      1,975,763
Change in unrealized gains
 (losses)...........................     938,743           --       52,796       48,499     (56,590)    (1,650,916)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................   2,550,414           --      391,016    2,444,508     (13,659)       324,847
                                      ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $2,215,825  $   673,873   $  318,518   $2,493,545    $  7,554    $    23,967
                                      ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                        Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds          Funds         Funds         Funds         Funds
                                        Series II      Series II      Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     --------------- -------------- -------------- ------------ ------------- -------------
                                        AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                         Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                     Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                     --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $       --       $     --      $   44,393     $ 38,243     $ 40,757      $ 45,731
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (122,123)       (11,485)        (82,409)      (8,782)     (16,411)       (9,346)
    Administrative expense..........      (14,059)          (755)         (8,759)        (564)      (1,151)         (673)
                                       ----------       --------      ----------     --------     --------      --------
    Net investment income
     (loss).........................     (136,182)       (12,240)        (46,775)      28,897       23,195        35,712
                                       ----------       --------      ----------     --------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    1,378,559        108,963       1,215,636       86,688      369,130       135,439
    Cost of investments sold........    1,043,000         79,630       1,039,768       91,973      380,379       129,457
                                       ----------       --------      ----------     --------     --------      --------
       Realized gains (losses)
        on fund shares..............      335,559         29,333         175,868       (5,285)     (11,249)        5,982
Realized gain distributions.........           --         59,175              --           --           --            --
                                       ----------       --------      ----------     --------     --------      --------
    Net realized gains (losses).....      335,559         88,508         175,868       (5,285)     (11,249)        5,982
Change in unrealized gains
 (losses)...........................      590,654        (20,682)        191,286      (24,504)      36,865       (44,647)
                                       ----------       --------      ----------     --------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................      926,213         67,826         367,154      (29,789)      25,616       (38,665)
                                       ----------       --------      ----------     --------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  790,031       $ 55,586      $  320,379     $   (892)    $ 48,811      $ (2,953)
                                       ==========       ========      ==========     ========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds        Funds         Funds         Funds         Funds        Funds
                                       Series II    Series II     Series II     Series II     Series II    Series II
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     ------------- ------------ -------------- ------------ ------------- ------------
                                       AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                     International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                       Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                     ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  6,225      $     --     $    3,328     $ 89,880      $    --      $ 16,645
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (26,413)      (15,318)      (109,621)     (29,617)      (1,987)      (13,944)
    Administrative expense..........     (1,734)       (1,066)       (11,871)      (2,154)        (130)         (973)
                                       --------      --------     ----------     --------      -------      --------
    Net investment income
     (loss).........................    (21,922)      (16,384)      (118,164)      58,109       (2,117)        1,728
                                       --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    307,888       103,468      1,035,728      519,740       29,053       246,263
    Cost of investments sold........    189,181        88,618        919,100      519,740       22,048       172,451
                                       --------      --------     ----------     --------      -------      --------
       Realized gains (losses)
        on fund shares..............    118,707        14,850        116,628           --        7,005        73,812
Realized gain distributions.........         --            --         99,969           --           --        46,199
                                       --------      --------     ----------     --------      -------      --------
    Net realized gains (losses).....    118,707        14,850        216,597           --        7,005       120,011
Change in unrealized gains
 (losses)...........................    106,549       135,198        417,721           --        2,529        32,958
                                       --------      --------     ----------     --------      -------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    225,256       150,048        634,318           --        9,534       152,969
                                       --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $203,334      $133,664     $  516,154     $ 58,109      $ 7,417      $154,697
                                       ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                           Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                           Variable      Variable      Variable      Variable      Variable      Variable
                                            Product       Product       Product       Product       Product       Product
                                          Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                         Alliance      Alliance      Alliance      Alliance      Alliance
                                           Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                         Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                          Growth (b)    Income (c)     Value (d)    Growth (e)   Cap Value (f)  Income (g)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $  2,304,869   $   450,190   $        --   $   355,816   $  147,515
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (889,514)   (2,926,903)     (643,817)     (639,612)     (770,817)    (111,269)
    Administrative expense..............      (87,068)     (227,052)      (82,904)      (50,443)      (95,781)     (13,579)
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net investment income (loss)........     (976,582)     (849,086)     (276,531)     (690,055)     (510,782)      22,667
                                          -----------  ------------   -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   15,344,134    52,022,898     7,287,449    13,917,203     8,341,960    1,560,876
    Cost of investments sold............   12,744,601    41,755,659     5,856,063    12,285,802     6,927,665    1,275,830
                                          -----------  ------------   -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    2,599,533    10,267,239     1,431,386     1,631,401     1,414,295      285,046
Realized gain distributions.............           --     9,480,923     1,687,380            --     3,327,925        5,413
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized gains (losses).........    2,599,533    19,748,162     3,118,766     1,631,401     4,742,220      290,459
Change in unrealized gains (losses).....    4,387,924   (12,361,600)   (1,207,938)    3,711,972    (3,979,819)     932,542
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized and unrealized gains
     (losses) on investments............    6,987,457     7,386,562     1,910,828     5,343,373       762,401    1,223,001
                                          -----------  ------------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 6,010,875  $  6,537,476   $ 1,634,297   $ 4,653,318   $   251,619   $1,245,668
                                          ===========  ============   ===========   ===========   ===========   ==========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Alliance                                       Dreyfus
                                       Bernstein      American         American      Socially                   Dreyfus
                                       Variable        Century         Century      Responsible                 Variable
                                        Product       Variable         Variable       Growth    Dreyfus Stock  Investment
                                      Series Fund  Portfolios, Inc Portfolios, Inc  Fund, Inc.   Index Fund       Fund
                                      Sub-Account    Sub-Account     Sub-Account    Sub-Account  Sub-Account  Sub-Account
                                     ------------- --------------- ---------------- ----------- ------------- ------------
                                                                                      Dreyfus
                                       Alliance       American         American      Socially
                                     Bernstein VPS     Century         Century      Responsible Dreyfus Stock VIF Growth &
                                       Value (h)     VP Balanced   VP International Growth Fund  Index Fund      Income
                                     ------------- --------------- ---------------- ----------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   50,185       $ 1,049         $   219        $ 1,238     $ 23,846      $  2,000
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (63,013)         (534)           (244)        (2,851)     (19,068)       (3,472)
    Administrative expense..........      (8,106)          (41)            (18)          (205)      (1,422)         (277)
                                      ----------       -------         -------        -------     --------      --------
    Net investment income
     (loss).........................     (20,934)          474             (43)        (1,818)       3,356        (1,749)
                                      ----------       -------         -------        -------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,278,559        28,290          35,102         90,084      324,525       129,071
    Cost of investments sold........   1,148,975        29,864          33,546         89,157      248,995       106,130
                                      ----------       -------         -------        -------     --------      --------
       Realized gains (losses)
        on fund shares..............     129,584        (1,574)          1,556            927       75,530        22,941
Realized gain distributions.........     114,631         2,553              --             --           --        12,534
                                      ----------       -------         -------        -------     --------      --------
    Net realized gains
     (losses).......................     244,215           979           1,556            927       75,530        35,475
Change in unrealized gains
 (losses)...........................    (456,240)         (175)          2,988         13,631      (24,083)      (14,784)
                                      ----------       -------         -------        -------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (212,025)          804           4,544         14,558       51,447        20,691
                                      ----------       -------         -------        -------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ (232,959)      $ 1,278         $ 4,501        $12,740     $ 54,803      $ 18,942
                                      ==========       =======         =======        =======     ========      ========

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Dreyfus         Dreyfus
                                          Variable       Variable          DWS         DWS          DWS          DWS
                                         Investment     Investment      Variable    Variable     Variable     Variable
                                            Fund           Fund         Series I    Series I     Series I     Series I
                                        Sub-Account     Sub-Account    Sub-Account Sub-Account  Sub-Account  Sub-Account
                                        ------------ ----------------- ----------- ----------- ------------- -----------
                                                                                     DWS VIP      DWS VIP      DWS VIP
                                            VIF          VIF Small       DWS VIP     Capital      Global     Growth and
                                        Money Market Company Stock (i)   Bond A     Growth A   Opportunities  Income A
                                        ------------ ----------------- ----------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 38,242       $     --       $ 35,689    $ 10,135     $  20,954    $  14,642
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........    (11,398)          (389)        (3,501)     (6,930)       (7,504)      (4,139)
    Administrative expense.............       (814)           (28)        (2,607)     (4,918)       (5,190)      (2,990)
                                          --------       --------       --------    --------     ---------    ---------
    Net investment income (loss).......     26,030           (417)        29,581      (1,713)        8,260        7,513
                                          --------       --------       --------    --------     ---------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    466,553         91,012        325,450     454,947       361,622      783,354
    Cost of investments sold...........    466,553         88,439        321,734     403,399       240,322      629,695
                                          --------       --------       --------    --------     ---------    ---------
       Realized gains (losses) on
        fund shares....................         --          2,573          3,716      51,548       121,300      153,659
Realized gain distributions............         --         23,529             --          --       119,553       16,151
                                          --------       --------       --------    --------     ---------    ---------
    Net realized gains (losses)........         --         26,102          3,716      51,548       240,853      169,810
Change in unrealized gains
 (losses)..............................         --        (18,820)           874     132,100      (106,938)    (149,115)
                                          --------       --------       --------    --------     ---------    ---------
    Net realized and unrealized
     gains (losses) on
     investments.......................         --          7,282          4,590     183,648       133,915       20,695
                                          --------       --------       --------    --------     ---------    ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................   $ 26,030       $  6,865       $ 34,171    $181,935     $ 142,175    $  28,208
                                          ========       ========       ========    ========     =========    =========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                                               Fidelity
                                             DWS          DWS         DWS         DWS         Federated        Variable
                                          Variable     Variable    Variable    Variable       Insurance       Insurance
                                          Series I     Series II   Series II   Series II       Series       Products Fund
                                         Sub-Account  Sub-Account Sub-Account Sub-Account    Sub-Account     Sub-Account
                                        ------------- ----------- ----------- ----------- ----------------- --------------
                                                                    DWS VIP     DWS VIP       Federated
                                           DWS VIP      DWS VIP      Money     Small Cap        Prime
                                        International Balanced A  Market A II  Growth A   Money Fund II (j) VIP Contrafund
                                        ------------- ----------- ----------- ----------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 19,659     $ 66,765    $ 50,911    $     --      $  478,395      $   129,603
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........     (3,599)      (8,743)     (4,322)     (2,166)       (135,948)        (185,252)
    Administrative expense.............     (2,528)      (6,294)     (3,144)     (1,537)        (10,337)         (14,926)
                                          --------     --------    --------    --------      ----------      -----------
    Net investment income (loss).......     13,532       51,728      43,445      (3,703)        332,110          (70,575)
                                          --------     --------    --------    --------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    182,685      239,158     245,476     187,692       8,423,135        4,374,857
    Cost of investments sold...........    125,916      207,822     245,476     153,208       8,423,135        3,280,855
                                          --------     --------    --------    --------      ----------      -----------
       Realized gains (losses) on
        fund shares....................     56,769       31,336          --      34,484              --        1,094,002
Realized gain distributions............         --           --          --          --              --        3,468,504
                                          --------     --------    --------    --------      ----------      -----------
    Net realized gains (losses)........     56,769       31,336          --      34,484              --        4,562,506
Change in unrealized gains
 (losses)..............................     30,202          670          --        (797)             --       (2,303,507)
                                          --------     --------    --------    --------      ----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.......................     86,971       32,006          --      33,687              --        2,258,999
                                          --------     --------    --------    --------      ----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................   $100,503     $ 83,734    $ 43,445    $ 29,984      $  332,110      $ 2,188,424
                                          ========     ========    ========    ========      ==========      ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     Fidelity      Fidelity      Fidelity      Fidelity       Fidelity      Fidelity
                                     Variable      Variable      Variable      Variable       Variable      Variable
                                     Insurance     Insurance     Insurance     Insurance     Insurance      Insurance
                                   Products Fund Products Fund Products Fund Products Fund Products Fund  Products Fund
                                    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                   ------------- ------------- ------------- ------------- -------------- -------------
                                        VIP                      VIP High                  VIP Investment      VIP
                                   Equity-Income  VIP Growth      Income     VIP Index 500   Grade Bond     Overseas
                                   ------------- ------------- ------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.........................  $   53,386    $   63,805    $  218,262    $  391,996      $169,016     $  124,232
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk....     (44,085)      (92,449)      (35,812)     (135,877)      (45,678)       (47,753)
    Administrative expense........      (3,523)       (7,461)       (2,975)      (11,019)       (3,829)        (3,889)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net investment income
     (loss).......................       5,778       (36,105)      179,475       245,100       119,509         72,590
                                    ----------    ----------    ----------    ----------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   1,731,764     2,360,859     1,213,766     2,864,168       871,612      1,304,051
    Cost of investments sold......   1,487,627     2,428,784     1,261,300     2,338,845       890,517      1,028,217
                                    ----------    ----------    ----------    ----------      --------     ----------
       Realized gains
         (losses) on fund
         shares...................     244,137       (67,925)      (47,534)      525,323       (18,905)       275,834
Realized gain distributions.......     235,241         6,104            --            --            --        259,845
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized gains (losses)...     479,378       (61,821)      (47,534)      525,323       (18,905)       535,679
Change in unrealized gains
 (losses).........................    (425,620)    1,767,373       (90,520)     (313,777)        8,349        (50,207)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized and unrealized
     gains (losses) on
     investments..................      53,758     1,705,552      (138,054)      211,546       (10,556)       485,472
                                    ----------    ----------    ----------    ----------      --------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $   59,536    $1,669,447    $   41,421    $  456,646      $108,953     $  558,062
                                    ==========    ==========    ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                   Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                   Variable          Variable          Variable          Variable          Variable
                                   Insurance         Insurance         Insurance         Insurance         Insurance
                                 Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                  Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                   VIP Asset                              VIP           VIP Freedom       VIP Freedom
                                Manager Growth    VIP Contrafund     Equity-Income    2010 Portfolio    2020 Portfolio
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                               ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................      $ 2,363        $    775,190        $  60,407        $  140,762         $124,806
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (811)         (1,372,135)         (57,017)          (73,674)         (60,799)
    Administrative
     expense..................          (65)           (178,848)          (3,955)           (9,860)          (8,235)
                                    -------        ------------        ---------        ----------         --------
    Net investment income
     (loss)...................        1,487            (775,793)            (565)           57,228           55,772
                                    -------        ------------        ---------        ----------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......        7,948          13,216,814          546,961         1,801,011          427,664
    Cost of investments
     sold.....................        6,625          12,238,980          437,043         1,707,468          409,274
                                    -------        ------------        ---------        ----------         --------
       Realized gains
        (losses) on fund
        shares................        1,323             977,834          109,918            93,543           18,390
Realized gain
 distributions................           --          26,470,650          304,387           150,098          170,640
                                    -------        ------------        ---------        ----------         --------
    Net realized gains
     (losses).................        1,323          27,448,484          414,305           243,641          189,030
Change in unrealized gains
 (losses).....................        7,341         (13,302,237)        (408,301)               82           23,400
                                    -------        ------------        ---------        ----------         --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............        8,664          14,146,247            6,004           243,723          212,430
                                    -------        ------------        ---------        ----------         --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................      $10,151        $ 13,370,454        $   5,439        $  300,951         $268,202
                                    =======        ============        =========        ==========         ========

                                   Fidelity
                                   Variable
                                   Insurance
                                 Products Fund
                               (Service Class 2)
                                  Sub-Account
                               -----------------
                                  VIP Freedom
                                2030 Portfolio
                               (Service Class 2)
                               -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................     $ 41,550
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (21,932)
    Administrative
     expense..................       (3,030)
                                   --------
    Net investment income
     (loss)...................       16,588
                                   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......      317,958
    Cost of investments
     sold.....................      303,020
                                   --------
       Realized gains
        (losses) on fund
        shares................       14,938
Realized gain
 distributions................       77,507
                                   --------
    Net realized gains
     (losses).................       92,445
Change in unrealized gains
 (losses).....................        4,074
                                   --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       96,519
                                   --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................     $113,107
                                   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Fidelity          Fidelity            Fidelity            Fidelity          Fidelity
                                 Variable          Variable            Variable            Variable          Variable
                                 Insurance         Insurance           Insurance           Insurance         Insurance
                               Products Fund     Products Fund       Products Fund       Products Fund     Products Fund
                             (Service Class 2) (Service Class 2)   (Service Class 2)   (Service Class 2) (Service Class 2)
                                Sub-Account       Sub-Account         Sub-Account         Sub-Account       Sub-Account
                             ----------------- ----------------- --------------------- ----------------- -----------------
                                VIP Freedom           VIP
                                  Income           Growth &           VIP Growth                             VIP High
                                 Portfolio          Income          Stock Portfolio       VIP Growth          Income
                             (Service Class 2) (Service Class 2) (Service Class 2) (k) (Service Class 2) (Service Class 2)
                             ----------------- ----------------- --------------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $ 70,360         $  214,994           $     --            $  2,771         $  934,078
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (17,485)          (230,909)           (12,704)            (10,069)          (165,201)
    Administrative
     expense................       (2,441)           (29,367)            (1,811)               (711)           (20,784)
                                 --------         ----------           --------            --------         ----------
    Net investment
     income (loss)..........       50,434            (45,282)           (14,515)             (8,009)           748,093
                                 --------         ----------           --------            --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      287,469          2,577,100            442,840             100,753          1,884,516
    Cost of investments
     sold...................      283,043          2,311,351            412,844              70,319          1,873,376
                                 --------         ----------           --------            --------         ----------
       Realized gains
        (losses) on
        fund shares.........        4,426            265,749             29,996              30,434             11,140
Realized gain
 distributions..............       16,108            635,741             77,752                 453                 --
                                 --------         ----------           --------            --------         ----------
    Net realized gains
     (losses)...............       20,534            901,490            107,748              30,887             11,140
Change in unrealized gains
 (losses)...................      (21,590)           588,757             81,342             133,071           (669,266)
                                 --------         ----------           --------            --------         ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (1,056)         1,490,247            189,090             163,958           (658,126)
                                 --------         ----------           --------            --------         ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................     $ 49,378         $1,444,965           $174,575            $155,949         $   89,967
                                 ========         ==========           ========            ========         ==========

                                 Fidelity
                                 Variable
                                 Insurance
                               Products Fund
                             (Service Class 2)
                                Sub-Account
                             -----------------


                               VIP Index 500
                             (Service Class 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  223,495
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................       (92,432)
    Administrative
     expense................       (11,060)
                                ----------
    Net investment
     income (loss)..........       120,003
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,845,375
    Cost of investments
     sold...................     2,732,083
                                ----------
       Realized gains
        (losses) on
        fund shares.........       113,292
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............       113,292
Change in unrealized gains
 (losses)...................      (148,329)
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (35,037)
                                ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $   84,966
                                ==========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Fidelity          Fidelity          Fidelity          Fidelity         Franklin
                                       Variable          Variable          Variable          Variable        Templeton
                                       Insurance         Insurance         Insurance         Insurance        Variable
                                     Products Fund     Products Fund     Products Fund     Products Fund     Insurance
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) Products Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account     Sub-Account
                                   ----------------- ----------------- ----------------- ----------------- --------------
                                                                                                              Franklin
                                    VIP Investment                         VIP Money                          Flex Cap
                                      Grade Bond        VIP Mid Cap         Market         VIP Overseas        Growth
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)   Securities
                                   ----------------- ----------------- ----------------- ----------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................      $  868          $  139,437        $  405,542          $ 4,816         $  6,816
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................        (304)           (404,259)         (118,507)          (2,239)         (81,583)
    Administrative expense........         (22)            (53,097)          (16,071)            (163)         (10,458)
                                        ------          ----------        ----------          -------         --------
    Net investment income
     (loss).......................         542            (317,919)          270,964            2,414          (85,225)
                                        ------          ----------        ----------          -------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       4,629           4,725,000         8,266,063           52,944          895,412
    Cost of investments
     sold.........................       4,807           4,593,097         8,266,063           36,777          771,105
                                        ------          ----------        ----------          -------         --------
       Realized gains
        (losses) on fund
        shares....................        (178)            131,903                --           16,167          124,307
Realized gain distributions.......          --           2,307,585                --            9,402               --
                                        ------          ----------        ----------          -------         --------
    Net realized gains
     (losses).....................        (178)          2,439,488                --           25,569          124,307
Change in unrealized gains
 (losses).........................         166           1,163,968                --           (7,119)         598,529
                                        ------          ----------        ----------          -------         --------
    Net realized and unrealized
     gains (losses) on
     investments..................         (12)          3,603,456                --           18,450          722,836
                                        ------          ----------        ----------          -------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................      $  530          $3,285,537        $  270,964          $20,864         $637,611
                                        ======          ==========        ==========          =======         ========

                                      Franklin
                                     Templeton
                                      Variable
                                     Insurance
                                   Products Trust
                                    Sub-Account
                                   --------------
                                      Franklin
                                     Growth and
                                       Income
                                     Securities
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $  2,033,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (1,283,679)
    Administrative expense........      (173,260)
                                    ------------
    Net investment income
     (loss).......................       576,245
                                    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    19,067,162
    Cost of investments
     sold.........................    16,613,317
                                    ------------
       Realized gains
        (losses) on fund
        shares....................     2,453,845
Realized gain distributions.......     4,955,484
                                    ------------
    Net realized gains
     (losses).....................     7,409,329
Change in unrealized gains
 (losses).........................   (12,042,907)
                                    ------------
    Net realized and unrealized
     gains (losses) on
     investments..................    (4,633,578)
                                    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $ (4,057,333)
                                    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                    Franklin
                                                                      Franklin       Franklin        Small
                                                       Franklin      Large Cap      Small Cap       Mid-Cap
                                     Franklin High      Income         Growth         Value          Growth     Franklin U.S.
                                      Income Sec 2    Securities     Securities     Securities     Securities     Government
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  804,069    $10,448,338    $   571,135    $    490,955    $      --      $1,055,224
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (192,708)    (4,447,677)    (1,058,727)     (1,086,055)     (53,957)       (316,820)
    Administrative expense..........      (21,425)      (544,500)      (146,112)       (139,712)      (6,745)        (43,218)
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net investment income
     (loss).........................      589,936      5,456,161       (633,704)       (734,812)     (60,702)        695,186
                                       ----------    -----------    -----------    ------------    ---------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    3,426,193     46,393,150     10,145,232      18,857,016      808,640       5,408,644
    Cost of investments sold........    3,344,316     42,251,278      8,929,540      15,515,826      532,286       5,474,035
                                       ----------    -----------    -----------    ------------    ---------      ----------
       Realized gains (losses)
        on fund shares..............       81,877      4,141,872      1,215,692       3,341,190      276,354         (65,391)
Realized gain distributions.........           --      1,937,679        562,301       5,048,432      272,646              --
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized gains (losses).....       81,877      6,079,551      1,777,993       8,389,622      549,000         (65,391)
Change in unrealized gains
 (losses)...........................     (525,627)    (6,238,385)     1,903,405     (10,022,446)    (134,975)        479,939
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     (443,750)      (158,834)     3,681,398      (1,632,824)     414,025         414,548
                                       ----------    -----------    -----------    ------------    ---------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  146,186    $ 5,297,327    $ 3,047,694    $ (2,367,636)   $ 353,323      $1,109,734
                                       ==========    ===========    ===========    ============    =========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                     Templeton
                                                                     Developing     Templeton      Templeton      Templeton
                                         Mutual     Mutual Shares     Markets        Foreign     Global Income      Growth
                                       Discovery      Securities     Securities     Securities     Securities     Securities
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  390,272    $  3,335,819   $ 1,019,741    $ 4,498,879      $105,008      $   65,071
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (395,952)     (3,353,327)     (638,086)    (3,311,452)      (51,304)        (63,482)
    Administrative expense..........      (52,077)       (410,557)      (83,772)      (400,627)       (5,888)         (4,731)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net investment income
     (loss).........................      (57,757)       (428,065)      297,883        786,800        47,816          (3,142)
                                       ----------    ------------   -----------    -----------      --------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,121,049      40,810,470     9,952,373     37,363,469       796,175       2,241,752
    Cost of investments sold........    4,634,288      34,183,317     6,696,217     29,666,287       700,366       1,697,326
                                       ----------    ------------   -----------    -----------      --------      ----------
       Realized gains (losses)
        on fund shares..............      486,761       6,627,153     3,256,156      7,697,182        95,809         544,426
Realized gain distributions.........      321,049       8,167,156     3,330,521     10,261,398            --         207,621
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized gains (losses).....      807,810      14,794,309     6,586,677     17,958,580        95,809         752,047
Change in unrealized gains
 (losses)...........................    1,448,544     (10,363,947)    3,407,689     10,316,664       183,680        (675,336)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    2,256,354       4,430,362     9,994,366     28,275,244       279,489          76,711
                                       ----------    ------------   -----------    -----------      --------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $2,198,597    $  4,002,297   $10,292,249    $29,062,044      $327,305      $   73,569
                                       ==========    ============   ===========    ===========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     Goldman Sachs  Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable      Variable      Variable      Variable
                                       Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Trust          Trust         Trust         Trust         Trust         Trust
                                      Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------- ------------- ------------- ------------- -------------
                                                                                     VIT           VIT           VIT
                                                         VIT                      Strategic    Structured    Structured
                                          VIT        Growth and        VIT      International   Small Cap    U.S. Equity
                                     Capital Growth    Income     Mid Cap Value  Equity (l)    Equity Fund      Fund
                                     -------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $    73      $   177,301   $    72,691     $  107      $    81,180   $   153,859
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................       (699)        (145,736)     (148,298)       (74)        (324,289)     (214,358)
    Administrative expense..........        (49)         (18,482)      (19,002)        (7)         (41,665)      (27,161)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net investment income
     (loss).........................       (675)          13,083       (94,609)        26         (284,774)      (87,660)
                                        -------      -----------   -----------     ------      -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     29,957        1,633,555     1,699,383      1,473        2,458,916     1,359,744
    Cost of investments sold........     28,956        1,460,994     1,624,470        995        2,581,035     1,190,950
                                        -------      -----------   -----------     ------      -----------   -----------
       Realized gains (losses)
        on fund shares..............      1,001          172,561        74,913        478         (122,119)      168,794
Realized gain distributions.........         --          912,939     1,345,138        682        2,095,912     1,074,882
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized gains
     (losses).......................      1,001        1,085,500     1,420,051      1,160        1,973,793     1,243,676
Change in unrealized gains
 (losses)...........................      3,973       (1,153,033)   (1,125,498)      (720)      (5,844,495)   (1,608,240)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................      4,974          (67,533)      294,553        440       (3,870,702)     (364,564)
                                        -------      -----------   -----------     ------      -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $ 4,299      $   (54,450)  $   199,944     $  466      $(4,155,476)  $  (452,224)
                                        =======      ===========   ===========     ======      ===========   ===========

--------
(l)Previously known as VIT International Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                       Janus          Lazard        Legg Mason        Legg Mason
                                        Janus       Aspen Series    Retirement  Partners Variable  Partners Variable
                                     Aspen Series (Service Shares) Series, Inc. Portfolios I, Inc  Portfolios I, Inc
                                     Sub-Account    Sub-Account    Sub-Account     Sub-Account        Sub-Account
                                     ------------ ---------------- ------------ ------------------ -----------------
                                                                                    Legg Mason        Legg Mason
                                                                                     Variable          Variable
                                        Forty      Foreign Stock     Emerging        All Cap          Fundamental
                                      Portfolio   (Service Shares)   Markets    Portfolio I (i)(m)   Value (m)(n)
                                     ------------ ---------------- ------------ ------------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $   91         $  728        $   222         $    23             $  98
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (361)          (736)          (336)            (35)              (76)
    Administrative expense..........       (26)           (52)           (24)             (2)               (5)
                                        ------         ------        -------         -------             -----
    Net investment income
     (loss).........................      (296)           (60)          (138)            (14)               17
                                        ------         ------        -------         -------             -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     7,494            787          9,561           8,111                75
    Cost of investments sold........     3,977            483          4,162           6,207                78
                                        ------         ------        -------         -------             -----
       Realized gains (losses)
        on fund shares..............     3,517            304          5,399           1,904                (3)
Realized gain distributions.........        --          1,155          2,979             398               381
                                        ------         ------        -------         -------             -----
    Net realized gains
     (losses).......................     3,517          1,459          8,378           2,302               378
Change in unrealized gains
 (losses)...........................     4,599          6,282         (1,883)         (1,911)             (805)
                                        ------         ------        -------         -------             -----
    Net realized and unrealized
     gains (losses) on
     investments....................     8,116          7,741          6,495             391              (427)
                                        ------         ------        -------         -------             -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $7,820         $7,681        $ 6,357         $   377             $(410)
                                        ======         ======        =======         =======             =====

                                        Legg Mason
                                     Partners Variable
                                     Portfolios I, Inc
                                        Sub-Account
                                     -----------------
                                        Legg Mason
                                         Variable
                                         Investors
                                        Portfolio I
                                     -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................       $ 129
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................        (143)
    Administrative expense..........         (11)
                                           -----
    Net investment income
     (loss).........................         (25)
                                           -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............         144
    Cost of investments sold........         109
                                           -----
       Realized gains (losses)
        on fund shares..............          35
Realized gain distributions.........         272
                                           -----
    Net realized gains
     (losses).......................         307
Change in unrealized gains
 (losses)...........................         (65)
                                           -----
    Net realized and unrealized
     gains (losses) on
     investments....................         242
                                           -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................       $ 217
                                           =====

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                                                        MFS Variable
                                     Lord Abbett  Lord Abbett   Lord Abbett   Lord Abbett  Lord Abbett   Insurance
                                     Series Fund  Series Fund   Series Fund   Series Fund  Series Fund     Trust
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------- -------------- -----------  ------------- -----------  ------------
                                                                Growth and      Growth       Mid-Cap    MFS Emerging
                                      All Value  Bond-Debenture   Income     Opportunities    Value        Growth
                                     ----------- -------------- -----------  ------------- -----------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends........................... $   77,641    $2,560,343   $   627,778   $       --   $   235,399   $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......   (227,306)     (553,702)     (679,222)    (250,723)     (779,846)     (24,726)
    Administrative expense..........    (29,715)      (76,058)      (93,903)     (33,825)     (105,870)      (1,923)
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net investment income
     (loss).........................   (179,380)    1,930,583      (145,347)    (284,548)     (650,317)     (26,649)
                                     ----------    ----------   -----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............  3,275,467     5,869,863     6,421,887    3,088,681     9,812,711      867,545
    Cost of investments sold........  2,869,049     5,771,020     5,926,093    2,689,014     9,228,837    1,026,618
                                     ----------    ----------   -----------   ----------   -----------   ----------
       Realized gains (losses)
        on fund shares..............    406,418        98,843       495,794      399,667       583,874     (159,073)
Realized gain distributions.........    581,213       138,479     3,461,849    1,708,662     6,920,116           --
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized gains (losses).....    987,631       237,322     3,957,643    2,108,329     7,503,990     (159,073)
Change in unrealized gains
 (losses)...........................    (48,028)     (490,966)   (3,004,609)   1,237,111    (7,453,554)     526,788
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    939,603      (253,644)      953,034    3,345,440        50,436      367,715
                                     ----------    ----------   -----------   ----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS......................... $  760,223    $1,676,939   $   807,687   $3,060,892   $  (599,881)  $  341,066
                                     ==========    ==========   ===========   ==========   ===========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable MFS Variable
                                      Insurance      Insurance     Insurance    Insurance    Insurance     Insurance
                                        Trust          Trust         Trust        Trust        Trust         Trust
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ --------------- ------------ ------------ ------------ -------------
                                         MFS            MFS         MFS New        MFS      MFS Research
                                     High Income  Investors Trust  Discovery     Research       Bond     MFS Utilities
                                     ------------ --------------- ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 50,608      $ 29,027      $      --     $  8,820     $ 80,902     $  4,013
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (9,078)      (42,498)       (40,761)     (17,466)     (28,740)      (5,323)
    Administrative expense..........       (736)       (3,432)        (3,353)      (1,267)      (2,393)        (420)
                                       --------      --------      ---------     --------     --------     --------
    Net investment income
     (loss).........................     40,794       (16,903)       (44,114)      (9,913)      49,769       (1,730)
                                       --------      --------      ---------     --------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    150,352       719,593        752,304      399,399      478,381      148,743
    Cost of investments sold........    147,690       555,776        611,600      381,802      485,802      109,306
                                       --------      --------      ---------     --------     --------     --------
       Realized gains (losses)
        on fund shares..............      2,662       163,817        140,704       17,597       (7,421)      39,437
Realized gain distributions.........         --        29,441        235,813           --           --       29,089
                                       --------      --------      ---------     --------     --------     --------
    Net realized gains
     (losses).......................      2,662       193,258        376,517       17,597       (7,421)      68,526
Change in unrealized gains
 (losses)...........................    (41,832)      117,739       (268,786)     131,336       23,280       23,530
                                       --------      --------      ---------     --------     --------     --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (39,170)      310,997        107,731      148,933       15,859       92,056
                                       --------      --------      ---------     --------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  1,624      $294,094      $  63,617     $139,020     $ 65,628     $ 90,326
                                       ========      ========      =========     ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable   Morgan Stanley
                                  Insurance       Insurance       Insurance       Insurance       Insurance       Variable
                                    Trust           Trust           Trust           Trust           Trust        Investment
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                               --------------- --------------- --------------- --------------- --------------- --------------
                                MFS Emerging    MFS Investors      MFS New
                                   Growth           Trust         Discovery     MFS Research    MFS Utilities    Aggressive
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Equity
                               --------------- --------------- --------------- --------------- --------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................    $     --        $  4,502        $      --        $ 2,335        $ 16,346      $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (8,305)        (11,018)         (11,618)        (6,845)        (29,042)        (367,189)
    Administrative
     expense..................        (566)           (767)            (844)          (482)         (2,003)         (26,399)
                                  --------        --------        ---------        -------        --------      -----------
    Net investment income
     (loss)...................      (8,871)         (7,283)         (12,462)        (4,992)        (14,699)        (393,588)
                                  --------        --------        ---------        -------        --------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     146,438         167,321          388,114         68,062         287,160       10,032,575
    Cost of investments
     sold.....................     105,672         117,799          263,073         45,294         176,025        8,030,660
                                  --------        --------        ---------        -------        --------      -----------
       Realized gains
        (losses) on fund
        shares................      40,766          49,522          125,041         22,768         111,135        2,001,915
Realized gain
 distributions................          --           6,535           58,682             --         140,342               --
                                  --------        --------        ---------        -------        --------      -----------
    Net realized gains
     (losses).................      40,766          56,057          183,723         22,768         251,477        2,001,915
Change in unrealized gains
 (losses).....................      65,494          12,876         (154,066)        32,952         213,263        2,806,423
                                  --------        --------        ---------        -------        --------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............     106,260          68,933           29,657         55,720         464,740        4,808,338
                                  --------        --------        ---------        -------        --------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS...................    $ 97,389        $ 61,650        $  17,195        $50,728        $450,041      $ 4,414,750
                                  ========        ========        =========        =======        ========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                                                               Global
                                  Dividend                      European        Global        Dividend
                                   Growth         Equity         Growth       Advantage        Growth       High Yield
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $  4,914,468   $ 1,762,732    $ 2,082,252     $  131,904    $  2,752,338   $ 1,566,602
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................    (5,241,305)   (4,419,386)    (1,656,507)      (203,039)     (1,892,868)     (309,745)
    Administrative
     expense..................      (388,146)     (315,910)      (121,970)       (14,628)       (141,805)      (22,350)
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net investment income
     (loss)...................      (714,983)   (2,972,564)       303,775        (85,763)        717,665     1,234,507
                                ------------   -----------    -----------     ----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......   116,464,593    99,768,865     34,415,062      5,609,458      40,836,417     7,527,568
    Cost of investments
     sold.....................    84,780,414    97,807,310     22,366,553      4,380,870      29,585,896    11,504,671
                                ------------   -----------    -----------     ----------    ------------   -----------
       Realized gains
        (losses) on fund
        shares................    31,684,179     1,961,555     12,048,509      1,228,588      11,250,521    (3,977,103)
Realized gain
 distributions................            --            --             --             --      14,354,692            --
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized gains
     (losses).................    31,684,179     1,961,555     12,048,509      1,228,588      25,605,213    (3,977,103)
Change in unrealized gains
 (losses).....................   (17,627,307)   56,773,361      4,194,483        989,819     (17,790,510)    3,426,054
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............    14,056,872    58,734,916     16,242,992      2,218,407       7,814,703      (551,049)
                                ------------   -----------    -----------     ----------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $ 13,341,889   $55,762,352    $16,546,767     $2,132,644    $  8,532,368   $   683,458
                                ============   ===========    ===========     ==========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                 Limited                       Quality
                               Income Builder    Duration     Money Market   Income Plus   S&P 500 Index    Strategist
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $   819,488    $ 1,479,946    $ 5,460,525    $ 8,393,308    $ 1,256,124    $  6,127,933
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................     (401,571)      (384,145)    (1,485,248)    (2,074,595)      (972,428)     (2,931,270)
    Administrative
     expense..................      (29,522)       (28,739)      (110,469)      (154,747)       (71,126)       (209,667)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net investment income
     (loss)...................      388,395      1,067,062      3,864,808      6,163,966        212,570       2,986,996
                                -----------    -----------    -----------    -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......    8,846,345     10,643,796     67,198,166     43,136,112     23,478,705      59,110,329
    Cost of investments
     sold.....................    7,355,498     11,111,216     67,198,166     43,300,146     18,250,233      54,607,309
                                -----------    -----------    -----------    -----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares................    1,490,847       (467,420)            --       (164,034)     5,228,472       4,503,020
Realized gain
 distributions................    1,704,976             --             --             --             --      24,478,544
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized gains
     (losses).................    3,195,823       (467,420)            --       (164,034)     5,228,472      28,981,564
Change in unrealized gains
 (losses).....................   (2,917,413)      (132,995)            --        897,473     (2,463,055)    (16,031,151)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized and
     unrealized gains
     (losses) on
     investments..............      278,410       (600,415)            --        733,439      2,765,417      12,950,413
                                -----------    -----------    -----------    -----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $   666,805    $   466,647    $ 3,864,808    $ 6,897,405    $ 2,977,987    $ 15,937,409
                                ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                             Morgan Stanley     Variable         Variable         Variable         Variable         Variable
                                Variable       Investment       Investment       Investment       Investment       Investment
                               Investment        Series           Series           Series           Series           Series
                                 Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               Aggressive        Dividend                          European          Global
                                                 Equity           Growth           Equity           Growth         Advantage
                               Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 2,422,100      $       --      $ 1,224,575      $   132,791      $   615,454       $   70,070
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................   (1,700,463)       (479,753)      (1,985,445)      (1,733,750)        (694,405)        (170,770)
    Administrative
     expense................     (126,974)        (35,413)        (158,438)        (148,923)         (54,577)         (13,139)
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net investment
     income (loss)..........      594,663        (515,166)        (919,308)      (1,749,882)        (133,528)        (113,839)
                              -----------      ----------      -----------      -----------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................   35,761,240       9,584,837       27,485,670       28,190,770       12,679,488        2,620,104
    Cost of investments
     sold...................   28,215,813       6,576,889       21,196,717       21,281,593        8,072,744        1,895,153
                              -----------      ----------      -----------      -----------      -----------       ----------
       Realized gains
        (losses) on
        fund shares.........    7,545,427       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Realized gain
 distributions..............   13,069,440              --               --               --               --               --
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized gains
     (losses)...............   20,614,867       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Change in unrealized gains
 (losses)...................    1,359,484       2,238,906       (2,220,495)      12,232,408          938,815          808,110
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............   21,974,351       5,246,854        4,068,458       19,141,585        5,545,559        1,533,061
                              -----------      ----------      -----------      -----------      -----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................  $22,569,014      $4,731,688      $ 3,149,150      $17,391,703      $ 5,412,031       $1,419,222
                              ===========      ==========      ===========      ===========      ===========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                Variable         Variable         Variable         Variable         Variable         Variable
                               Investment       Investment       Investment       Investment       Investment       Investment
                                 Series           Series           Series           Series           Series           Series
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                 Global                                            Limited                           Quality
                            Dividend Growth     High Yield     Income Builder      Duration       Money Market     Income Plus
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................   $ 1,202,950       $1,657,988      $   986,255      $ 5,203,453      $ 4,581,974      $10,111,510
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk..........    (1,131,048)        (422,690)        (638,276)      (1,667,574)      (1,564,278)      (3,071,241)
    Administrative
     expense...............       (94,480)         (37,913)         (50,333)        (147,803)        (151,563)        (304,268)
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net investment
     income (loss).........       (22,578)       1,197,385          297,646        3,388,076        2,866,133        6,736,001
                              -----------       ----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales.................    16,906,135        7,653,049       13,123,082       23,569,031       72,963,880       38,613,664
    Cost of investments
     sold..................    12,243,679        7,826,979       10,549,780       24,689,897       72,963,880       38,719,244
                              -----------       ----------      -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares.............     4,662,456         (173,930)       2,573,302       (1,120,866)              --         (105,580)
Realized gain
 distributions.............     7,176,412               --        2,285,530               --               --               --
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)..............    11,838,868         (173,930)       4,858,832       (1,120,866)              --         (105,580)
Change in unrealized
 gains (losses)............    (8,195,036)        (427,050)      (4,445,253)      (1,107,504)              --        1,027,836
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........     3,643,832         (600,980)         413,579       (2,228,370)              --          922,256
                              -----------       ----------      -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................   $ 3,621,254       $  596,405      $   711,225      $ 1,159,706      $ 2,866,133      $ 7,658,257
                              ===========       ==========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      Morgan Stanley   Morgan Stanley   Morgan Stanley  Neuberger & Neuberger &
                                         Variable         Variable         Variable       Berman       Berman
                                        Investment       Investment       Investment     Advisors     Advisors    Oppenheimer
                                          Series           Series           Series      Management   Management    Variable
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares)    Trust       Trust     Account Funds
                                       Sub-Account      Sub-Account      Sub-Account    Sub-Account Sub-Account   Sub-Account
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
                                      S&P 500 Index      Strategist       Utilities      AMT Mid-                 Oppenheimer
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares) Cap Growth  AMT Partners   Balanced
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 2,400,516      $ 2,339,906      $   523,845      $   --      $   758     $  182,902
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................    (2,445,127)      (1,520,643)        (519,767)       (103)      (1,985)       (91,649)
    Administrative expense..........      (222,199)        (119,296)         (39,333)         (7)        (133)        (6,885)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net investment income
     (loss).........................      (266,810)         699,967          (35,255)       (110)      (1,360)        84,368
                                       -----------      -----------      -----------      ------      -------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    35,371,800       22,978,713       10,484,627       1,954       38,145      2,617,471
    Cost of investments sold........    26,606,960       21,271,765        8,267,808       1,892       31,115      2,366,920
                                       -----------      -----------      -----------      ------      -------     ----------
       Realized gains (losses)
        on fund shares..............     8,764,840        1,706,948        2,216,819          62        7,030        250,551
Realized gain distributions.........            --       10,305,200        3,286,779          --       11,859        572,008
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized gains
     (losses).......................     8,764,840       12,012,148        5,503,598          62       18,889        822,559
Change in unrealized gains
 (losses)...........................    (2,985,194)      (6,661,222)         (55,600)      1,359       (6,998)      (712,340)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     5,779,646        5,350,926        5,447,998       1,421       11,891        110,219
                                       -----------      -----------      -----------      ------      -------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $ 5,512,836      $ 6,050,893      $ 5,412,743      $1,311      $10,531     $  194,587
                                       ===========      ===========      ===========      ======      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                  Variable      Variable      Variable      Variable      Variable      Variable
                                Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       Oppenheimer
                                 Oppenheimer                 Oppenheimer                               Main Street
                                   Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer    Small Cap
                                Appreciation    Core Bond    Securities    High Income   Main Street     Growth
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   27,825     $207,491     $  165,417     $ 135,155    $   78,598     $  15,133
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (152,157)     (48,654)      (151,221)      (22,853)      (97,692)      (54,725)
    Administrative expense.....     (11,976)      (4,015)       (12,150)       (1,879)       (7,312)       (4,602)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net investment income
     (loss)....................    (136,308)     154,822          2,046       110,423       (26,406)      (44,194)
                                 ----------     --------     ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales........   3,352,059      438,492      2,579,408       234,187     2,562,025       873,760
    Cost of investments
     sold......................   2,790,598      441,998      1,925,379       237,129     2,021,576       588,163
                                 ----------     --------     ----------     ---------    ----------     ---------
       Realized gains
        (losses) on fund
        shares.................     561,461       (3,506)       654,029        (2,942)      540,449       285,597
Realized gain distributions....          --           --        601,299            --            --       161,375
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized gains
     (losses)..................     561,461       (3,506)     1,255,328        (2,942)      540,449       446,972
Change in unrealized gains
 (losses)......................   1,006,009      (32,057)      (647,266)     (129,578)     (258,165)     (480,753)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   1,567,470      (35,563)       608,062      (132,520)      282,284       (33,781)
                                 ----------     --------     ----------     ---------    ----------     ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $1,431,162     $119,259     $  610,108     $ (22,097)   $  255,878     $ (77,975)
                                 ==========     ========     ==========     =========    ==========     =========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                           Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                                             Variable        Variable         Variable       Variable
                              Oppenheimer   Oppenheimer   Account Funds    Account Funds   Account Funds   Account Funds
                               Variable       Variable    (Service Class  (Service Class   (Service Class (Service Class
                             Account Funds Account Funds     ("SC"))          ("SC"))         ("SC"))         ("SC"))
                              Sub-Account   Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                             ------------- -------------- -------------- ----------------- -------------- ---------------
                                                                            Oppenheimer                     Oppenheimer
                              Oppenheimer   Oppenheimer    Oppenheimer        Capital       Oppenheimer       Global
                              MidCap Fund  Strategic Bond Balanced (SC)  Appreciation (SC) Core Bond (SC) Securities (SC)
                             ------------- -------------- -------------- ----------------- -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $     --      $  240,030    $   996,800      $     7,890      $1,923,388     $   522,975
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................    (31,412)        (91,333)      (600,036)      (1,165,684)       (646,672)       (644,015)
    Administrative
     expense................     (2,294)         (6,620)       (80,907)        (156,924)        (89,628)        (87,093)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net investment income
     (loss).................    (33,706)        142,077        315,857       (1,314,718)      1,187,088        (208,133)
                               --------      ----------    -----------      -----------      ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....    754,529       1,913,384      7,236,881       16,105,699       4,974,610      12,495,577
    Cost of investments
     sold...................    753,884       1,721,181      6,857,693       13,053,849       4,958,472       9,977,358
                               --------      ----------    -----------      -----------      ----------     -----------
       Realized gains
        (losses) on
        fund shares.........        645         192,203        379,188        3,051,850          16,138       2,518,219
Realized gain
 distributions..............         --              --      3,429,718               --              --       2,187,093
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized gains
     (losses)...............        645         192,203      3,808,906        3,051,850          16,138       4,705,312
Change in unrealized gains
 (losses)...................    148,582         178,334     (3,299,259)       7,655,208           5,061      (2,584,644)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    149,227         370,537        509,647       10,707,058          21,199       2,120,668
                               --------      ----------    -----------      -----------      ----------     -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $115,521      $  512,614    $   825,504      $ 9,392,340      $1,208,287     $ 1,912,535
                               ========      ==========    ===========      ===========      ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Oppenheimer     Oppenheimer    Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable        Variable       Variable        Variable        Variable
                              Account Funds   Account Funds  Account Funds   Account Funds   Account Funds        PIMCO
                              (Service Class  (Service Class (Service Class  (Service Class  (Service Class Advisors Variable
                                 ("SC"))         ("SC"))        ("SC"))         ("SC"))         ("SC"))      Insurance Trust
                               Sub-Account     Sub-Account    Sub-Account     Sub-Account     Sub-Account      Sub-Account
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
                                                              Oppenheimer
                                               Oppenheimer    Main Street                     Oppenheimer
                               Oppenheimer         Main        Small Cap      Oppenheimer      Strategic
                             High Income (SC)  Street (SC)    Growth (SC)   MidCap Fund (SC)   Bond (SC)     OpCap Balanced
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 2,777,794     $ 1,003,215    $    89,084      $       --     $ 4,655,019        $   138
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (565,368)     (1,703,100)      (780,558)       (325,372)     (1,931,806)          (146)
    Administrative
     expense................       (75,994)       (228,106)      (104,155)        (43,024)       (262,194)           (11)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net investment income
     (loss).................     2,136,432        (927,991)      (795,629)       (368,396)      2,461,019            (19)
                               -----------     -----------    -----------      ----------     -----------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....     7,770,328      20,600,249     11,806,254       5,459,271      21,461,675            306
    Cost of investments
     sold...................     7,841,363      15,921,729      9,437,710       4,303,008      19,962,184            281
                               -----------     -----------    -----------      ----------     -----------        -------
       Realized gains
        (losses) on
        fund shares.........       (71,035)      4,678,520      2,368,544       1,156,263       1,499,491             25
Realized gain
 distributions..............            --              --      1,926,647              --              --            695
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized gains
     (losses)...............       (71,035)      4,678,520      4,295,191       1,156,263       1,499,491            720
Change in unrealized gains
 (losses)...................    (2,816,151)       (432,171)    (4,868,815)        237,809       6,369,872         (1,292)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (2,887,186)      4,246,349       (573,624)      1,394,072       7,869,363           (572)
                               -----------     -----------    -----------      ----------     -----------        -------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $  (750,754)    $ 3,318,358    $(1,369,253)     $1,025,676     $10,330,382        $  (591)
                               ===========     ===========    ===========      ==========     ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     PIMCO            PIMCO           PIMCO           PIMCO           PIMCO           PIMCO
                               Advisors Variable    Variable        Variable        Variable        Variable        Variable
                                Insurance Trust  Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust
                                  Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               ----------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                    PIMCO VIT       PIMCO VIT
                                                                                                    Commodity       Emerging
                                     OpCap                                         PIMCO Total     Real Return    Markets Bond
                                   Small Cap      Foreign Bond    Money Market       Return         Strategy     (Admin Shares)
                               ----------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................       $  --            $100           $  752           $ 674         $ 99,459        $ 36,042
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (32)            (42)            (225)           (199)         (33,738)         (9,140)
    Administrative
     expense..................          (3)             (3)             (17)            (14)          (4,322)         (1,214)
                                     -----            ----           ------           -----         --------        --------
    Net investment income
     (loss)...................         (35)             55              510             461           61,399          25,688
                                     -----            ----           ------           -----         --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......          39              49            1,047             254          690,356         335,170
    Cost of investments
     sold.....................          33              85            1,047             285          705,337         330,761
                                     -----            ----           ------           -----         --------        --------
       Realized gains
        (losses) on fund
        shares................           6             (36)              --             (31)         (14,981)          4,409
Realized gain distributions...         497              --               --              --               --          14,368
                                     -----            ----           ------           -----         --------        --------
    Net realized gains
     (losses).................         503             (36)              --             (31)         (14,981)         18,777
Change in unrealized gains
 (losses).....................        (489)             10               --             558          388,199         (18,620)
                                     -----            ----           ------           -----         --------        --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............          14             (26)              --             527          373,218             157
                                     -----            ----           ------           -----         --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................       $ (21)           $ 29           $  510           $ 988         $434,617        $ 25,845
                                     =====            ====           ======           =====         ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                       PIMCO           PIMCO
                                     Variable        Variable         Putnam         Putnam         Putnam         Putnam
                                  Insurance Trust Insurance Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                    Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                  --------------- --------------- -------------- -------------- -------------- --------------
                                     PIMCO VIT       PIMCO VIT
                                    Real Return    Total Return    VT American
                                     (Advisor        (Advisor       Government     VT Capital     VT Capital    VT Discovery
                                      Shares)         Shares)         Income      Appreciation  Opportunities      Growth
                                  --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends........................   $  302,705      $  911,361     $ 2,359,174    $    21,977    $        --     $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk........................     (109,143)       (293,375)       (669,269)      (216,909)      (119,378)      (235,418)
    Administrative expense.......      (12,693)        (36,893)             --             --             --           (708)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net investment income
     (loss)......................      180,869         581,093       1,689,905       (194,932)      (119,378)      (236,126)
                                    ----------      ----------     -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..........    1,281,128       2,962,604       9,823,517      3,728,445      4,546,696      3,852,007
    Cost of investments
     sold........................    1,271,476       2,925,892      10,141,996      3,209,717      4,328,709      2,829,898
                                    ----------      ----------     -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares...................        9,652          36,712        (318,479)       518,728        217,987      1,022,109
Realized gain distributions......       22,831              --              --      1,229,015        662,708      1,512,665
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized gains
     (losses)....................       32,483          36,712        (318,479)     1,747,743        880,695      2,534,774
Change in unrealized gains
 (losses)........................      485,274         850,224       1,794,968     (2,696,015)    (1,594,153)      (861,456)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains (losses)
     on investments..............      517,757         886,936       1,476,489       (948,272)      (713,458)     1,673,318
                                    ----------      ----------     -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS......................   $  698,626      $1,468,029     $ 3,166,394    $(1,143,204)   $  (832,836)    $1,437,192
                                    ==========      ==========     ===========    ===========    ===========     ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                   VT The George        VT
                                     VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                                         Income         Income       of Boston      Allocation       Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $ 3,978,138    $   502,958    $  5,607,454   $   273,715    $ 1,244,756   $   6,896,264
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................   (1,069,050)      (505,924)     (2,709,651)     (740,634)      (803,932)     (6,927,153)
    Administrative expense..........       (1,061)            --        (110,610)      (45,791)            --        (162,596)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net investment income
     (loss).........................    2,908,027         (2,966)      2,787,193      (512,710)       440,824        (193,485)
                                      -----------    -----------    ------------   -----------    -----------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   20,303,752      8,678,880      48,749,847    14,841,908     14,607,004     133,106,987
    Cost of investments sold........   20,695,155      7,386,323      44,755,681    12,903,218     15,543,949     123,272,442
                                      -----------    -----------    ------------   -----------    -----------   -------------
       Realized gains (losses)
        on fund shares..............     (391,403)     1,292,557       3,994,166     1,938,690       (936,945)      9,834,545
Realized gain distributions.........           --      2,500,885      19,463,083            --             --      79,244,020
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized gains
     (losses).......................     (391,403)     3,793,442      23,457,249     1,938,690       (936,945)     89,078,565
Change in unrealized gains
 (losses)...........................     (449,213)    (3,068,540)    (26,346,702)     (657,885)     5,018,244    (119,833,523)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized and unrealized
     gains (losses) on
     investments....................     (840,616)       724,902      (2,889,453)    1,280,805      4,081,299     (30,754,958)
                                      -----------    -----------    ------------   -----------    -----------   -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 2,067,411    $   721,936    $   (102,260)  $   768,095    $ 4,522,123   $ (30,948,443)
                                      ===========    ===========    ============   ===========    ===========   =============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                                      VT
                                                                                                       VT       International
                                       VT Growth      VT Health                                  International    Growth and
                                     Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $   11,417    $   512,558    $ 7,386,546    $11,015,007    $  9,630,449   $  1,297,427
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (278,501)      (850,984)    (1,301,071)    (2,934,359)     (4,898,551)      (997,159)
    Administrative expense..........         (193)       (15,797)       (87,892)      (191,031)       (261,418)            (7)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net investment income
     (loss).........................     (267,277)      (354,223)     5,997,583      7,889,617       4,470,480        300,261
                                       ----------    -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,494,881     17,439,952     24,083,195     42,607,691      81,218,355     20,650,112
    Cost of investments sold........    6,378,618     14,937,998     24,411,523     42,826,535      64,281,445     16,041,933
                                       ----------    -----------    -----------    -----------    ------------   ------------
       Realized gains (losses)
        on fund shares..............     (883,737)     2,501,954       (328,328)      (218,844)     16,936,910      4,608,179
Realized gain distributions.........           --             --             --             --      41,689,914     13,410,477
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses).....     (883,737)     2,501,954       (328,328)      (218,844)     58,626,824     18,018,656
Change in unrealized gains
 (losses)...........................    1,952,659     (2,780,690)    (4,369,630)       (90,225)    (40,153,403)   (14,035,621)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    1,068,922       (278,736)    (4,697,958)      (309,069)     18,473,421      3,983,035
                                       ----------    -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  801,645    $  (632,959)   $ 1,299,625    $ 7,580,548    $ 22,943,901   $  4,283,296
                                       ==========    ===========    ===========    ===========    ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                           VT
                                     International
                                          New                            VT             VT           VT New
                                     Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   357,231    $   557,715    $   288,130    $  7,316,593   $        --    $  2,227,925
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (574,418)    (2,134,230)      (274,979)     (2,192,368)   (1,407,864)     (2,715,824)
    Administrative expense..........           --        (38,526)            --        (222,800)      (18,270)       (150,035)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net investment income
     (loss).........................     (217,187)    (1,615,041)        13,151       4,901,425    (1,426,134)       (637,934)
                                      -----------    -----------    -----------    ------------   -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   11,788,134     41,511,817      6,796,342     122,737,286    25,777,886      47,481,617
    Cost of investments sold........    8,350,646     40,804,047      5,926,054     122,737,286    33,456,671      40,276,723
                                      -----------    -----------    -----------    ------------   -----------    ------------
       Realized gains (losses)
        on fund shares..............    3,437,488        707,770        870,288              --    (7,678,785)      7,204,894
Realized gain distributions.........           --             --      1,656,749              --            --      18,641,382
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized gains
     (losses).......................    3,437,488        707,770      2,527,037              --    (7,678,785)     25,846,276
Change in unrealized gains
 (losses)...........................    1,244,562     (7,938,716)    (2,358,068)             --    13,827,773     (35,748,178)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    4,682,050     (7,230,946)       168,969              --     6,148,988      (9,901,902)
                                      -----------    -----------    -----------    ------------   -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 4,464,863    $(8,845,987)   $   182,120    $  4,901,425   $ 4,722,854    $(10,539,836)
                                      ===========    ===========    ===========    ============   ===========    ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                        VT
                                        VT OTC &                                    Utilities
                                        Emerging                    VT Small Cap    Growth and
                                         Growth      VT Research       Value          Income        VT Vista      VT Voyager
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $        --    $   330,242    $    875,196   $   882,397    $        --    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (410,739)    (1,079,325)     (2,128,507)     (703,375)    (1,115,642)     (3,894,674)
    Administrative expense..........           --        (13,832)        (44,277)      (13,531)       (26,381)       (154,289)
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net investment income
     (loss).........................     (410,739)      (762,915)     (1,297,588)      165,491     (1,142,023)     (4,048,963)
                                      -----------    -----------    ------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    8,498,504     20,507,067      43,175,682    15,123,283     23,717,242      79,892,454
    Cost of investments sold........   10,762,507     18,143,926      33,318,910    11,212,111     23,316,145      96,038,763
                                      -----------    -----------    ------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares..............   (2,264,003)     2,363,141       9,856,772     3,911,172        401,097     (16,146,309)
Realized gain distributions.........           --             --      17,503,929            --             --              --
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized gains (losses).....   (2,264,003)     2,363,141      27,360,701     3,911,172        401,097     (16,146,309)
Change in unrealized gains
 (losses)...........................    5,921,899     (1,452,534)    (44,399,126)    4,315,709      3,178,733      31,563,983
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    3,657,896        910,607     (17,038,425)    8,226,881      3,579,830      15,417,674
                                      -----------    -----------    ------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 3,247,157    $   147,692    $(18,336,013)  $ 8,392,372    $ 2,437,807    $ 11,368,711
                                      ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Rydex       STI Classic    STI Classic    STI Classic    STI Classic    STI Classic
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                      STI Clasic     STI Clasic
                                                      Large Cap      Large Cap         STI                        STI Large
                                                     Core Equity    Growth Stock  International  STI Investment   Cap Value
                                       Rydex OTC       Fund (o)       Fund (p)    Equity (j)(q)  Grade Bond (q)     Equity
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................      $  5        $   50,582     $   69,392    $    27,811     $  229,462    $   283,146
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......       (82)          (62,346)      (233,115)       (16,814)       (36,858)      (245,531)
    Administrative expense..........        (6)           (5,626)       (18,422)        (1,389)        (3,172)       (19,780)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss).........................       (83)          (17,390)      (182,145)         9,608        189,432         17,835
                                          ----        ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............        89         2,001,133      8,370,348      4,599,347      9,379,411      8,110,446
    Cost of investments sold........        74         1,594,102      7,962,946      3,844,194      9,455,632      6,020,764
                                          ----        ----------     ----------    -----------     ----------    -----------
       Realized gains (losses)
        on fund shares..............        15           407,031        407,402        755,153        (76,221)     2,089,682
Realized gain distributions.........        --           246,030        933,165        558,533             --             --
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized gains (losses).....        15           653,061      1,340,567      1,313,686        (76,221)     2,089,682
Change in unrealized gains
 (losses)...........................       902          (624,567)     1,015,809     (1,042,650)          (265)    (1,438,636)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................       917            28,494      2,356,376        271,036        (76,486)       651,046
                                          ----        ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................      $834        $   11,104     $2,174,231    $   280,644     $  112,946    $   668,881
                                          ====        ==========     ==========    ===========     ==========    ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                              The Universal  The Universal  The Universal  The Universal
                                 STI Classic    STI Classic   Institutional  Institutional  Institutional  Institutional
                               Variable Trust  Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                                 Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               --------------- -------------- -------------- -------------- -------------- -------------
                                     STI                        Van Kampen                                  Van Kampen
                                Mid-Cap Core   STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF  UIF Global
                               Equity Fund (r)  Value Equity  Markets Equity Equity Growth   Fixed Income  Value Equity
                               --------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................   $    15,640    $    82,223    $   284,654    $        --      $ 65,659       $ 1,025
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................       (97,940)      (129,894)    (1,000,738)      (845,901)      (25,049)         (741)
    Administrative
     expense..................        (7,870)       (11,533)       (64,852)       (70,746)       (1,829)          (58)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net investment income
     (loss)...................       (90,170)       (59,204)      (780,936)      (916,647)       38,781           226
                                 -----------    -----------    -----------    -----------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     3,404,475      3,252,501     25,845,376     18,256,090       196,997        15,287
    Cost of investments
     sold.....................     2,894,607      2,591,700     14,237,229     14,790,608       192,518        11,380
                                 -----------    -----------    -----------    -----------      --------       -------
       Realized gains
        (losses) on fund
        shares................       509,868        660,801     11,608,147      3,465,482         4,479         3,907
Realized gain
 distributions................     1,027,832      1,975,895      7,262,135             --            --         4,326
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized gains
     (losses).................     1,537,700      2,636,696     18,870,282      3,465,482         4,479         8,233
Change in unrealized gains
 (losses).....................    (1,061,753)    (2,331,112)     2,895,074      7,787,781        26,766        (5,150)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       475,947        305,584     21,765,356     11,253,263        31,245         3,083
                                 -----------    -----------    -----------    -----------      --------       -------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................   $   385,777    $   246,380    $20,984,420    $10,336,616      $ 70,026       $ 3,309
                                 ===========    ===========    ===========    ===========      ========       =======

--------
(r)Previously known as STI Mid-Cap Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal  The Universal  The Universal  The Universal The Universal The Universal
                                     Institutional  Institutional  Institutional  Institutional Institutional Institutional
                                      Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                     -------------- -------------- -------------- ------------- ------------- -------------
                                                                                   Van Kampen
                                                    Van Kampen UIF                  UIF U.S.     Van Kampen
                                       Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen
                                     UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate    UIF Value
                                     -------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................     $ 783       $   589,804    $        --   $    878,909  $    733,654    $  5,222
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (127)         (618,572)      (616,587)    (2,116,605)   (1,060,877)     (4,422)
    Administrative expense..........        (8)          (40,612)       (39,317)      (151,738)      (68,514)       (297)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net investment income
     (loss).........................       648           (69,380)      (655,904)    (1,389,434)     (395,737)        503
                                         -----       -----------    -----------   ------------  ------------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............       375        12,659,127     13,940,256     41,782,630    25,701,662      90,598
    Cost of investments sold........       196         9,721,465      9,857,132     31,482,653    16,027,015      74,770
                                         -----       -----------    -----------   ------------  ------------    --------
       Realized gains (losses)
        on fund shares..............       179         2,937,662      4,083,124     10,299,977     9,674,647      15,828
Realized gain distributions.........        --         4,057,648      1,842,447     13,609,160     5,729,255      19,829
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized gains
     (losses).......................       179         6,995,310      5,925,571     23,909,137    15,403,902      35,657
Change in unrealized gains
 (losses)...........................      (610)       (2,006,449)     2,036,135    (13,719,771)  (26,369,714)    (45,909)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................      (431)        4,988,861      7,961,706     10,189,366   (10,965,812)    (10,252)
                                         -----       -----------    -----------   ------------  ------------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................     $ 217       $ 4,919,481    $ 7,305,802   $  8,799,932  $(11,361,549)   $ (9,749)
                                         =====       ===========    ===========   ============  ============    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  The Universal The Universal
                                     Institutional Institutional  Institutional  Institutional  Institutional Institutional
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                     ------------- -------------- -------------- -------------- ------------- -------------
                                                                                                               Van Kampen
                                      Van Kampen     Van Kampen     Van Kampen                   Van Kampen     UIF Int'l
                                     UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global      Growth
                                     Markets Debt  Markets Equity     Income     Equity Growth    Franchise      Equity
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                     ------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $ 2,128,958   $   157,487    $ 1,548,658     $       --    $        --    $  7,589
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (423,951)     (567,563)    (1,253,792)      (269,685)    (1,797,863)    (70,942)
    Administrative expense..........      (56,831)      (72,786)      (163,091)       (35,636)      (230,297)     (8,858)
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net investment income
     (loss).........................    1,648,176      (482,862)       131,775       (305,321)    (2,028,160)    (72,211)
                                      -----------   -----------    -----------     ----------    -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,911,000     9,472,088     17,725,196      5,278,857     22,501,377     902,747
    Cost of investments sold........    5,862,285     5,796,991     15,706,185      3,859,346     18,563,875     770,364
                                      -----------   -----------    -----------     ----------    -----------    --------
       Realized gains (losses)
        on fund shares..............       48,715     3,675,097      2,019,011      1,419,511      3,937,502     132,383
Realized gain distributions.........      915,468     4,267,122      2,180,391             --     10,730,419     108,727
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized gains
     (losses).......................      964,183     7,942,219      4,199,402      1,419,511     14,667,921     241,110
Change in unrealized gains
 (losses)...........................   (1,242,001)    4,838,731     (2,806,181)     2,222,472     (3,583,434)    344,536
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................     (277,818)   12,780,950      1,393,221      3,641,983     11,084,487     585,646
                                      -----------   -----------    -----------     ----------    -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 1,370,358   $12,298,088    $ 1,524,996     $3,336,662    $ 9,056,327    $513,435
                                      ===========   ===========    ===========     ==========    ===========    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  Van Kampen   Van Kampen
                                     Institutional Institutional  Institutional  Institutional     Life         Life
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment   Investment
                                      (Class II)     (Class II)     (Class II)    (Class II)       Trust        Trust
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                     ------------- -------------- -------------- ------------- ------------  -----------
                                      Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                        Growth         Growth         Value       Real Estate       LIT          LIT
                                      (Class II)     (Class II)     (Class II)    (Class II)     Comstock    Government
                                     ------------- -------------- -------------- ------------- ------------  -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $        --   $        --    $   490,856   $  1,049,665  $  1,824,677   $ 74,586
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (871,680)     (394,269)    (1,265,101)    (1,620,791)   (1,313,557)   (19,099)
    Administrative expense..........     (110,408)      (49,198)      (160,717)      (212,851)      (96,250)    (1,544)
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net investment income
     (loss).........................     (982,088)     (443,467)      (934,962)      (783,977)      414,870     53,943
                                      -----------   -----------    -----------   ------------  ------------   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   12,108,326     7,289,309     15,807,430     30,116,290    31,179,631    413,856
    Cost of investments sold........    9,614,808     5,821,323     12,899,447     23,576,286    25,705,987    413,913
                                      -----------   -----------    -----------   ------------  ------------   --------
       Realized gains (losses)
        on fund shares..............    2,493,518     1,467,986      2,907,983      6,540,004     5,473,644        (57)
Realized gain distributions.........    2,828,895     2,200,058      8,521,380      9,742,420     2,246,575         --
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized gains
     (losses).......................    5,322,413     3,668,044     11,429,363     16,282,424     7,720,219        (57)
Change in unrealized gains
 (losses)...........................    6,223,096    (2,755,794)    (5,498,773)   (36,024,311)  (10,315,466)    32,771
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized and unrealized
     gains (losses) on
     investments....................   11,545,509       912,250      5,930,590    (19,741,887)   (2,595,247)    32,714
                                      -----------   -----------    -----------   ------------  ------------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $10,563,421   $   468,783    $ 4,995,628   $(20,525,864) $ (2,180,377)  $ 86,657
                                      ===========   ===========    ===========   ============  ============   ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                 Van Kampen    Van Kampen     Van Kampen    Van Kampen
                                      Van Kampen  Van Kampen        Life          Life           Life          Life
                                         Life        Life        Investment    Investment     Investment    Investment
                                      Investment  Investment       Trust         Trust          Trust         Trust
                                        Trust        Trust       (Class II)    (Class II)     (Class II)    (Class II)
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                     ------------ -----------  -------------- ------------  -------------- ------------
                                                               LIT Aggressive               LIT Growth and     LIT
                                         LIT         Strat         Growth     LIT Comstock      Income     Money Market
                                     Money Market  Growth I      (Class II)    (Class II)     (Class II)    (Class II)
                                     ------------ -----------  -------------- ------------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $  150,966  $    23,798    $       --   $  5,583,590   $ 2,373,860   $ 1,529,115
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (41,585)    (702,698)     (343,684)    (5,328,282)   (2,507,760)     (493,591)
    Administrative expense..........      (3,295)     (48,830)      (35,874)      (551,863)     (323,205)      (66,919)
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net investment income
     (loss).........................     106,086     (727,730)     (379,558)      (296,555)     (457,105)      968,605
                                      ----------  -----------    ----------   ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,501,402   15,051,276     6,014,694     69,075,366    30,745,077    23,336,837
    Cost of investments sold........   1,501,402   16,338,525     5,050,848     56,418,046    25,346,297    23,336,837
                                      ----------  -----------    ----------   ------------   -----------   -----------
       Realized gains (losses)
        on fund shares..............          --   (1,287,249)      963,846     12,657,320     5,398,780            --
Realized gain distributions.........          --           --     1,543,863      7,748,072     6,393,176            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized gains
     (losses).......................          --   (1,287,249)    2,507,709     20,405,392    11,791,956            --
Change in unrealized gains
 (losses)...........................          --    8,916,296     1,116,496    (31,519,323)   (9,370,433)           --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................          --    7,629,047     3,624,205    (11,113,931)    2,421,523            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $  106,086  $ 6,901,317    $3,244,647   $(11,410,486)  $ 1,964,418   $   968,605
                                      ==========  ===========    ==========   ============   ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                  Van Kampen
                                                                     Life
                                                                  Investment
                                                                     Trust
                                                                  (Class II)
                                                                  Sub-Account
                                                                  -----------
                                                                     Strat
                                                                   Growth II
                                                                  -----------
 NET INVESTMENT INCOME (LOSS)
 Dividends....................................................... $        --
 Charges from Allstate Life Insurance Company:
     Mortality and expense risk..................................  (1,032,752)
     Administrative expense......................................    (100,636)
                                                                  -----------
     Net investment income (loss)................................  (1,133,388)
                                                                  -----------
 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
     Proceeds from sales.........................................  16,816,038
     Cost of investments sold....................................  13,440,712
                                                                  -----------
        Realized gains (losses) on fund shares...................   3,375,326
 Realized gain distributions.....................................          --
                                                                  -----------
     Net realized gains (losses).................................   3,375,326
 Change in unrealized gains (losses).............................   6,663,483
                                                                  -----------
     Net realized and unrealized gains (losses) on investments...  10,038,809
                                                                  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............... $ 8,905,421
                                                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                         AST         AST      Alliance    Alliance    American
                                             AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                          Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                         Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                          2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $      (53)   $   (28)    $    (1)    $   208     $   602    $  1,745
Net realized gains (losses).............        (16)       298          --       1,337      (1,011)      5,907
Change in unrealized gains (losses).....      2,697        925         (46)     (2,142)       (169)     (7,407)
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 operations.............................      2,628      1,195         (47)       (597)       (578)        245
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................  1,228,958     52,574          --          --          --     134,819
Benefit payments........................         --         --          --          --          --          --
Payments on termination.................     (1,297)        --          --          --          --         (45)
Contract maintenance charge.............         --         --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net............      8,592        242       9,570      48,939      12,276         467
Adjustment to net assets allocated to
 contract in payout period..............         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 contract transactions..................  1,236,253     52,816       9,570      48,939      12,276     135,241
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS.................................  1,238,881     54,011       9,523      48,342      11,698     135,486
NET ASSETS AT BEGINNING OF
 PERIOD.................................         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
NET ASSETS AT END OF
 PERIOD................................. $1,238,881    $54,011     $ 9,523     $48,342     $11,698    $135,486
                                         ==========    =======     =======     =======     =======    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................         --         --          --          --          --          --
       Units issued.....................    166,390      5,236       2,003       8,649       7,302      26,417
       Units redeemed...................    (47,938)       (23)     (1,002)     (3,908)     (6,104)    (13,397)
                                         ----------    -------     -------     -------     -------    --------
    Units outstanding at end of
     period.............................    118,452      5,213       1,001       4,741       1,198      13,020
                                         ==========    =======     =======     =======     =======    ========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                                    Series      Series      Series       Series      Series      Series
                                                     Trust       Trust       Trust       Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                      AST     AST Capital     AST         AST          AST         AST
                                                   Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                                     Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                                  Allocation  Allocation    Realty     Allocation     Value       Value
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (1,376) $   (3,860)   $   (1)     $   (707)    $   --       $ --
Net realized gains (losses)......................      7,814       3,846        --         1,793         --         --
Change in unrealized gains (losses)..............    (28,255)    (45,349)      (18)        2,729         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from
 operations......................................    (21,817)    (45,363)      (19)        3,815         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  3,549,877   2,482,865     5,500       715,901         --         --
Benefit payments.................................         --          --        --            --         --         --
Payments on termination..........................    (12,089)        (80)       --        (2,004)        --         --
Contract maintenance charge......................         --          --        --            --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    115,215     228,172     2,242       (48,697)     1,221        335
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from contract
 transactions....................................  3,653,003   2,710,957     7,742       665,200      1,221        335
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................  3,631,186   2,665,594     7,723       669,015      1,220        344
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
NET ASSETS AT END OF PERIOD...................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $344
                                                  ==========  ==========    ======      ========     ======       ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....         --          --        --            --         --         --
       Units issued..............................    530,450     430,420     1,078       115,196        248         78
       Units redeemed............................   (181,987)   (174,285)     (255)      (51,088)      (124)       (39)
                                                  ----------  ----------    ------      --------     ------       ----
    Units outstanding at end of period...........    348,463     256,135       823        64,108        124         39
                                                  ==========  ==========    ======      ========     ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                                    Series      Series       Series       Series      Series      Series
                                                     Trust       Trust       Trust        Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                                              AST          AST          AST
                                                      AST         AST     First Trust    Goldman      Goldman
                                                   Federated  First Trust   Capital       Sachs        Sachs
                                                  Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                                    Growth      Target       Target       Growth      Growth    High Yield
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                   2007 (a)    2007 (a)     2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $ --     $     (128)  $   (5,685)   $    (2)     $   (1)     $   (1)
Net realized gains (losses)......................      --           (935)      (9,148)        --          --          --
Change in unrealized gains (losses)..............       6        (20,753)       6,421        (68)        (28)          9
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from
 operations......................................       6        (21,816)      (8,412)       (70)        (29)          8
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --      2,487,259    4,752,043         --          --          --
Benefit payments.................................      --             --           --         --          --          --
Payments on termination..........................      --         (1,537)        (670)        --          --          --
Contract maintenance charge......................      --             --           --         --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     610         15,209      (89,872)    10,494       1,905       1,831
Adjustment to net assets allocated to contract in
 payout period...................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from contract
 transactions....................................     610      2,500,931    4,661,501     10,494       1,905       1,831
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     616      2,479,115    4,653,089     10,424       1,876       1,839
NET ASSETS AT BEGINNING OF
 PERIOD..........................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
NET ASSETS AT END OF PERIOD......................    $616     $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                                     ====     ==========   ==========    =======      ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................      --             --           --         --          --          --
       Units issued..............................     120        390,812      649,071      1,998         360         349
       Units redeemed............................     (60)      (152,540)    (207,885)    (1,000)       (179)       (174)
                                                     ----     ----------   ----------    -------      ------      ------
    Units outstanding at end of period...........      60        238,272      441,186        998         181         175
                                                     ====     ==========   ==========    =======      ======      ======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                                     Series        Series        Series       Series      Series      Series
                                                      Trust         Trust         Trust        Trust       Trust       Trust
                                                   Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                                                   AST                      AST         AST
                                                       AST           AST        JPMorgan        AST        Lord       Marsico
                                                  International International International  Large-Cap  Abbett Bond   Capital
                                                     Growth         Value        Equity        Value     Debenture    Growth
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                    2007 (a)      2007 (a)      2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ------------- ------------- ------------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $    (2)      $   177       $   392      $    90     $   (1)     $   (10)
Net realized gains (losses)......................      1,425           236           211          288         --           --
Change in unrealized gains (losses)..............     (1,436)       (1,222)       (1,011)      (1,457)        13         (284)
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from
 operations......................................        (13)         (809)         (408)      (1,079)        12         (294)
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --            --            --       11,371         --           --
Benefit payments.................................         --            --            --           --         --           --
Payments on termination..........................         --            --            --           --         --           --
Contract maintenance charge......................         --            --            --           --         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     24,217        57,467        51,211        8,469      3,052       15,404
Adjustment to net assets allocated to contract in
 payout period...................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from contract
 transactions....................................     24,217        57,467        51,211       19,840      3,052       15,404
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     24,204        56,658        50,803       18,761      3,064       15,110
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
NET ASSETS AT END OF PERIOD......................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                                     =======       =======       =======      =======     ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................         --            --            --           --         --           --
       Units issued..............................      4,099        10,093         9,095        2,839        588        1,860
       Units redeemed............................     (1,910)       (4,679)       (4,179)        (879)      (294)        (466)
                                                     -------       -------       -------      -------     ------      -------
    Units outstanding at end of period...........      2,189         5,414         4,916        1,960        294        1,394
                                                     =======       =======       =======      =======     ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                   Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                    Series      Series      Series      Series      Series      Series
                                                     Trust       Trust       Trust       Trust       Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST         AST         AST
                                                                                       Neuberger   Neuberger   Neuberger
                                                      AST         AST                   Berman      Berman      Berman
                                                  MFS Global    Mid-Cap    AST Money    Mid-Cap     Mid-Cap    Small-Cap
                                                    Equity       Value      Market      Growth       Value      Growth
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $   888     $   (1)     $    65      $  --      $   (1)      $ --
Net realized gains (losses)......................      (905)        --           --          1          --         --
Change in unrealized gains (losses)..............      (645)       (17)          --          6         (17)       (26)
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from
 operations......................................      (662)       (18)          65          7         (18)       (26)
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --         --       66,295         --          --         --
Benefit payments.................................        --         --       (3,506)        --          --         --
Payments on termination..........................        --         --           --         --          --         --
Contract maintenance charge......................        --         --           --         --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     9,104      4,175        3,507        609       2,277        842
Adjustment to net assets allocated to contract in
 payout period...................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from contract
 transactions....................................     9,104      4,175       66,296        609       2,277        842
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................     8,442      4,157       66,361        616       2,259        816
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
NET ASSETS AT END OF PERIOD                         $ 8,442     $4,157      $66,361      $ 616      $2,259       $816
                                                    =======     ======      =======      =====      ======       ====
UNITS OUTSTANDING................................
    Units outstanding at beginning of period.....        --         --           --         --          --         --
       Units issued..............................     6,236        851        6,891        195         450        145
       Units redeemed............................    (5,428)      (425)        (345)      (137)       (225)       (73)
                                                    -------     ------      -------      -----      ------       ----
    Units outstanding at end of period...........       808        426        6,546         58         225         72
                                                    =======     ======      =======      =====      ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                     Series       Series      Series      Series      Series      Series
                                                     Trust        Trust        Trust       Trust       Trust       Trust
                                                  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                                                            AST         AST         AST
                                                      AST          AST                    T. Rowe     T. Rowe     T. Rowe
                                                     PIMCO     Preservation     AST        Price       Price       Price
                                                  Total Return    Asset      Small-Cap     Asset      Global     Large-Cap
                                                      Bond      Allocation     Value    Allocation     Bond       Growth
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                    2007 (a)     2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ------------ ------------ ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $ 1,823      $   (102)    $   107   $   16,759    $   (1)     $   (24)
Net realized gains (losses)......................      (496)         (113)      2,049       67,105        --           (2)
Change in unrealized gains (losses)..............       (44)        1,254      (3,288)    (109,938)       70         (762)
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from
 operations......................................     1,283         1,039      (1,132)     (26,074)       69         (788)
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --       473,208          --    2,598,369        --       11,371
Benefit payments.................................        --            --          --           --        --           --
Payments on termination..........................        --           (25)         --       (6,418)       --           --
Contract maintenance charge......................        --            --          --           --        --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    65,372         6,606      23,244      244,694     6,081        8,349
Adjustment to net assets allocated to contract in
 payout period...................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from contract
 transactions....................................    65,372       479,789      23,244    2,836,645     6,081       19,720
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    66,655       480,828      22,112    2,810,571     6,150       18,932
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
NET ASSETS AT END OF PERIOD......................   $66,655      $480,828     $22,112   $2,810,571    $6,150      $18,932
                                                    =======      ========     =======   ==========    ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....        --            --          --           --        --           --
       Units issued..............................    15,498        72,637       4,206      413,265     1,157        2,699
       Units redeemed............................    (9,207)      (26,788)     (1,864)    (137,589)     (578)        (823)
                                                    -------      --------     -------   ----------    ------      -------
    Units outstanding at end of period...........     6,291        45,849       2,342      275,676       579        1,876
                                                    =======      ========     =======   ==========    ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Advanced     Advanced   AIM Variable         AIM Variable
                                                  Series       Series     Insurance            Insurance
                                                   Trust        Trust       Funds                Funds
                                                Sub-Account  Sub-Account Sub-Account          Sub-Account
                                               ------------- ----------- ------------  -------------------------
                                                    AST
                                               T. Rowe Price     AST      AIM V. I.
                                                  Natural    UBS Dynamic  Aggressive           AIM V. I.
                                                 Resources      Alpha       Growth           Basic Balanced
                                               ------------- ----------- ------------  -------------------------
                                                 2007 (a)     2007 (a)     2006 (s)        2007          2006
                                               ------------- ----------- ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..................    $   125    $    5,097  $   (124,170) $    626,963  $   233,607
Net realized gains (losses)...................      1,878          (293)      658,673     1,015,655      127,977
Change in unrealized gains (losses)...........     (1,456)      (24,515)    1,881,646    (1,083,823)   4,018,486
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...................................        547       (19,711)    2,416,149       558,795    4,380,070
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits......................................     39,632     1,411,421        20,215        12,005       64,920
Benefit payments..............................         --            --      (272,368)   (1,840,544)  (1,194,858)
Payments on termination.......................         --          (252)     (817,963)   (9,023,357)  (8,865,059)
Contract maintenance charge...................         --            --        (4,417)      (16,971)     (20,042)
Transfers among the sub-accounts and with
 the Fixed Account--net.......................      3,912         3,120   (28,292,898)      474,997      275,228
Adjustment to net assets allocated to contract
 in payout period.............................         --            --            --            --           --
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions........................     43,544     1,414,289   (29,367,431)  (10,393,870)  (9,739,811)
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.......................................     44,091     1,394,578   (26,951,282)   (9,835,075)  (5,359,741)
NET ASSETS AT BEGINNING OF
 PERIOD.......................................         --            --    26,951,282    49,292,977   54,652,718
                                                  -------    ----------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD...................    $44,091    $1,394,578  $         --  $ 39,457,902  $49,292,977
                                                  =======    ==========  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...................................         --            --     2,454,120     4,170,832    5,029,655
       Units issued...........................      4,001       256,044        68,783       450,026      438,367
       Units redeemed.........................       (216)     (111,994)   (2,522,903)   (1,299,103)  (1,297,190)
                                                  -------    ----------  ------------  ------------  -----------
    Units outstanding at end of period........      3,785       144,050            --     3,321,755    4,170,832
                                                  =======    ==========  ============  ============  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                          AIM Variable
                                                      AIM Variable         Insurance            AIM Variable
                                                     Insurance Funds         Funds            Insurance Funds
                                                       Sub-Account        Sub-Account           Sub-Account
                                                ------------------------  ------------  ---------------------------
                                                                           AIM V. I.             AIM V. I.
                                                  AIM V. I. Basic Value    Blue Chip        Capital Appreciation
                                                ------------------------  ------------  ---------------------------
                                                    2007         2006       2006 (t)        2007      2006 (s)(u)(v)
                                                -----------  -----------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (246,172) $  (321,253) $    (76,416) $ (2,664,021)  $ (2,328,174)
Net realized gains (losses)....................   3,463,895    3,033,018    (2,829,587)    5,323,481        134,737
Change in unrealized gains (losses)............  (3,003,704)     794,922     2,202,421    16,060,948      5,373,453
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from
 operations....................................     214,019    3,506,687      (703,582)   18,720,408      3,180,016
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      28,864        9,464         4,420       285,123        385,527
Benefit payments...............................    (642,995)    (728,167)     (399,574)   (6,073,044)    (4,570,520)
Payments on termination........................  (5,972,698)  (5,153,530)   (1,006,186)  (31,276,068)   (24,464,859)
Contract maintenance charge....................      (9,408)     (11,312)       (4,951)      (84,421)       (80,468)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (277,052)     474,114   (18,711,198)   (9,774,852)   104,549,957
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --             --
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from contract
 transactions..................................  (6,873,289)  (5,409,431)  (20,117,489)  (46,923,262)    75,819,637
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,659,270)  (1,902,744)  (20,821,071)  (28,202,854)    78,999,653
NET ASSETS AT BEGINNING OF
 PERIOD........................................  31,399,327   33,302,071    20,821,071   195,354,288    116,354,635
                                                -----------  -----------  ------------  ------------   ------------
NET ASSETS AT END OF PERIOD.................... $24,740,057  $31,399,327  $         --  $167,151,434   $195,354,288
                                                ===========  ===========  ============  ============   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,172,050    2,571,654     3,256,037    18,508,280     11,585,051
       Units issued............................     176,200      313,566       238,113     1,243,622     11,701,688
       Units redeemed..........................    (638,161)    (713,170)   (3,494,150)   (5,291,954)    (4,778,459)
                                                -----------  -----------  ------------  ------------   ------------
    Units outstanding at end of period.........   1,710,089    2,172,050            --    14,459,948     18,508,280
                                                ===========  ===========  ============  ============   ============

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      AIM Variable
                                                      AIM Variable               AIM Variable          Insurance
                                                     Insurance Funds            Insurance Funds          Funds
                                                       Sub-Account                Sub-Account         Sub-Account
                                                ------------------------  --------------------------  ------------
                                                                                                       AIM V. I.
                                                        AIM V. I.                                     Demographic
                                                   Capital Development       AIM V. I. Core Equity       Trends
                                                ------------------------  --------------------------  ------------
                                                    2007         2006         2007        2006 (w)      2006 (u)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (341,885) $  (346,629) $   (906,162) $ (1,419,420) $   (109,217)
Net realized gains (losses)....................   4,505,247    2,496,293     8,722,967     1,802,279    (2,425,786)
Change in unrealized gains (losses)............  (1,853,501)   1,380,005     7,046,254    23,921,285     2,830,530
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations....................................   2,309,861    3,529,669    14,863,059    24,304,144       295,527
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      18,332       43,722       191,205       309,776         4,822
Benefit payments...............................    (585,039)    (565,498)   (7,659,192)   (6,964,658)     (121,298)
Payments on termination........................  (5,217,461)  (3,573,766)  (37,983,458)  (28,743,756)   (1,144,511)
Contract maintenance charge....................      (7,168)      (8,250)     (102,115)      (94,418)       (4,890)
Transfers among the sub-accounts and with
 the Fixed Account--net........................     173,066       79,088    (6,780,710)  137,162,852    (9,025,358)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --            --
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
 transactions..................................  (5,618,270)  (4,024,704)  (52,334,270)  101,669,796   (10,291,235)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (3,308,409)    (495,035)  (37,471,211)  125,973,940    (9,995,708)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  24,595,620   25,090,655   232,390,664   106,416,724     9,995,708
                                                -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD.................... $21,287,211  $24,595,620  $194,919,453  $232,390,664  $         --
                                                ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   1,448,079    1,693,097    17,450,854     8,733,036     1,839,428
       Units issued............................     197,890      243,504     1,122,604    13,234,511        52,778
       Units redeemed..........................    (489,717)    (488,522)   (4,816,016)   (4,516,693)   (1,892,206)
                                                -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of period.........   1,156,252    1,448,079    13,757,442    17,450,854            --
                                                ===========  ===========  ============  ============  ============

--------
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                                                             AIM Variable
                                                               AIM Variable              AIM Variable         Insurance
                                                              Insurance Funds           Insurance Funds         Funds
                                                                Sub-Account               Sub-Account        Sub-Account
                                                         ------------------------  ------------------------  ------------
                                                                 AIM V. I.                 AIM V. I.          AIM V. I.
                                                            Diversified Income       Government Securities      Growth
                                                         ------------------------  ------------------------  ------------
                                                             2007         2006         2007         2006       2006 (v)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 1,090,656  $ 1,051,781  $   572,265  $   639,816  $   (351,288)
Net realized gains (losses).............................    (751,761)    (690,454)      85,568       70,377   (19,202,381)
Change in unrealized gains (losses).....................    (252,099)     352,573      458,983     (159,158)   24,515,493
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations.......      86,796      713,900    1,116,816      551,035     4,961,824
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      25,560       15,171        5,810        7,797        54,696
Benefit payments........................................    (709,956)  (1,580,903)    (978,242)  (1,453,419)   (1,107,855)
Payments on termination.................................  (4,815,034)  (4,108,673)  (3,815,408)  (5,706,491)   (3,221,827)
Contract maintenance charge.............................      (5,758)      (7,179)      (7,335)      (9,487)      (13,190)
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     872,512      714,695      910,666   (1,038,240)  (75,302,501)
Adjustment to net assets allocated to contract in payout
 period.................................................          --           --           --           --            --
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...........................................  (4,632,676)  (4,966,889)  (3,884,509)  (8,199,840)  (79,590,677)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS.......................  (4,545,880)  (4,252,989)  (2,767,693)  (7,648,805)  (74,628,853)
NET ASSETS AT BEGINNING OF PERIOD.......................  22,590,660   26,843,649   25,476,630   33,125,435    74,628,853
                                                         -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............................. $18,044,780  $22,590,660  $22,708,937  $25,476,630  $         --
                                                         ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period............   1,872,442    2,285,557    1,950,594    2,587,210    10,077,543
       Units issued.....................................     303,506      316,157      297,593      230,730       390,089
       Units redeemed...................................    (681,154)    (729,272)    (588,038)    (867,346)  (10,467,632)
                                                         -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period..................   1,494,794    1,872,442    1,660,149    1,950,594            --
                                                         ===========  ===========  ===========  ===========  ============

--------
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                AIM Variable               AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds            Insurance Funds
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  ------------------------
                                                                            AIM V. I.                  AIM V. I.
                                            AIM V. I. High Yield       International Growth        Large Cap Growth
                                          ------------------------  -------------------------  ------------------------
                                              2007         2006         2007          2006         2007     2006 (t)(x)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   600,552  $   911,365  $   (634,864) $  (198,500) $  (257,952) $  (111,112)
Net realized gains (losses)..............    (141,419)    (232,693)    6,629,059    4,108,113      696,722       81,521
Change in unrealized gains (losses)......    (423,174)     564,387     1,870,564    9,674,730    2,015,733    1,931,575
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      35,959    1,243,059     7,864,759   13,584,343    2,454,503    1,901,984
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,703        6,164       102,728       78,765       15,810        3,312
Benefit payments.........................    (447,256)    (451,195)   (1,962,039)  (1,759,741)    (515,073)    (258,340)
Payments on termination..................  (2,612,829)  (3,033,581)  (11,868,813)  (8,512,407)  (2,895,757)  (1,017,671)
Contract maintenance charge..............      (3,871)      (5,078)      (23,761)     (23,809)      (9,097)      (5,152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (34,762)    (115,442)    1,859,583    5,564,606      165,683   18,461,643
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --           --           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,043,015)  (3,599,132)  (11,892,302)  (4,652,586)  (3,238,434)  17,183,792
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,007,056)  (2,356,073)   (4,027,543)   8,931,757     (783,931)  19,085,776
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,245,194   15,601,267    62,827,329   53,895,572   19,085,776           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $10,238,138  $13,245,194  $ 58,799,786  $62,827,329  $18,301,845  $19,085,776
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,225,477    1,577,550     3,716,654    3,971,488    1,721,358           --
       Units issued......................     137,768      193,668       510,277      897,298      186,522    1,937,250
       Units redeemed....................    (413,698)    (545,741)   (1,135,195)  (1,152,132)    (460,132)    (215,892)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of period...     949,547    1,225,477     3,091,736    3,716,654    1,447,748    1,721,358
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         AIM Variable
                                                        AIM Variable               AIM Variable           Insurance
                                                       Insurance Funds            Insurance Funds           Funds
                                                         Sub-Account                Sub-Account          Sub-Account
                                                  ------------------------  --------------------------  -------------
                                                                                                          AIM V. I.
                                                          AIM V. I.                                        Premier
                                                     Mid Cap Core Equity      AIM V. I. Money Market        Equity
                                                  ------------------------  --------------------------  -------------
                                                      2007         2006         2007          2006         2006 (w)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (334,589) $  (156,090) $    673,873  $    593,425  $     795,465
Net realized gains (losses)......................   1,611,671    4,055,921            --            --    (15,644,868)
Change in unrealized gains (losses)..............     938,743   (1,232,880)           --            --     22,086,795
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from operations   2,215,825    2,666,951       673,873       593,425      7,237,392
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      27,763       28,910        15,390        26,936         78,992
Benefit payments.................................    (857,309)    (687,158)   (6,618,712)   (8,114,386)    (1,522,211)
Payments on termination..........................  (6,326,916)  (4,558,771)  (11,806,577)  (11,532,625)    (6,049,247)
Contract maintenance charge......................      (7,310)      (8,710)       (6,671)       (7,344)       (27,173)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (177,176)     957,175    18,402,653    19,928,144   (145,660,566)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --            --            --             --
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from contract
 transactions....................................  (7,340,948)  (4,268,554)      (13,917)      300,725   (153,180,205)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS................  (5,125,123)  (1,601,603)      659,956       894,150   (145,942,813)
NET ASSETS AT BEGINNING OF PERIOD................  28,748,982   30,350,585    21,079,862    20,185,712    145,942,813
                                                  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF PERIOD...................... $23,623,859  $28,748,982  $ 21,739,818  $ 21,079,862  $          --
                                                  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,897,950    2,172,241     1,820,869     1,792,903     15,762,610
       Units issued..............................     260,698      504,977     2,556,551     2,769,251        417,671
       Units redeemed............................    (719,047)    (779,268)   (2,559,104)   (2,741,285)   (16,180,281)
                                                  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...........   1,439,601    1,897,950     1,818,316     1,820,869             --
                                                  ===========  ===========  ============  ============  =============

--------
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                       AIM Variable             AIM Variable           Insurance
                                                      Insurance Funds          Insurance Funds      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                                                                       AIM V. I.
                                                                                                      Aggressive
                                                   AIM V. I. Technology      AIM V. I. Utilities       Growth II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (y)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (72,498) $  (76,936) $    49,037  $   278,735     $  (3,749)
Net realized gains (losses)......................    338,220     289,545    2,396,009    1,440,631       192,315
Change in unrealized gains (losses)..............     52,796     275,452       48,499    1,253,685      (132,272)
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from
 operations......................................    318,518     488,061    2,493,545    2,973,051        56,294
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      5,424       8,654        7,638       12,718         5,369
Benefit payments.................................   (432,370)    (78,563)    (324,425)    (831,888)           --
Payments on termination..........................   (755,623)   (688,387)  (3,187,854)  (1,687,240)       (3,784)
Contract maintenance charge......................     (2,754)     (3,289)      (5,393)      (5,850)           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    205,130    (204,020)     192,883      141,438      (691,258)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --            --
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from contract
 transactions....................................   (980,193)   (965,605)  (3,317,151)  (2,370,822)     (689,673)
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (661,675)   (477,544)    (823,606)     602,229      (633,379)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  5,519,397   5,996,941   14,683,003   14,080,774       633,379
                                                  ----------  ----------  -----------  -----------     ---------
NET ASSETS AT END OF PERIOD...................... $4,857,722  $5,519,397  $13,859,397  $14,683,003     $      --
                                                  ==========  ==========  ===========  ===========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    452,712     536,082      841,516      998,584        55,960
       Units issued..............................     87,379     106,031      101,921      174,253           526
       Units redeemed............................   (164,790)   (189,401)    (275,384)    (331,321)      (56,486)
                                                  ----------  ----------  -----------  -----------     ---------
    Units outstanding at end of period...........    375,301     452,712      668,053      841,516            --
                                                  ==========  ==========  ===========  ===========     =========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                  AIM Variable Insurance   AIM Variable Insurance      Insurance
                                                      Funds Series II          Funds Series II      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                         AIM V. I.                                     AIM V. I.
                                                     Basic Balanced II    AIM V. I. Basic Value II   B lue Chip II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (z)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   21,213  $    1,653  $  (300,880) $  (344,401)   $    (7,235)
Net realized gains (losses)......................     42,931      63,343    1,975,763    1,469,720        111,989
Change in unrealized gains (losses)..............    (56,590)     94,822   (1,650,916)   1,170,468       (146,355)
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from
 operations......................................      7,554     159,818       23,967    2,295,787        (41,601)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        502       3,030       26,559       24,667          6,316
Benefit payments.................................    (29,302)   (184,006)    (265,153)    (112,414)            --
Payments on termination..........................    (91,964)   (198,301)  (2,263,626)    (996,752)       (44,384)
Contract maintenance charge......................         --          --      (62,988)     (66,390)            --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (27,148)     54,157     (217,874)    (914,833)      (964,190)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --             --
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions....................................   (147,912)   (325,120)  (2,783,082)  (2,065,722)    (1,002,258)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (140,358)   (165,302)  (2,759,115)     230,065     (1,043,859)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,937,708   2,103,010   22,197,592   21,967,527      1,043,859
                                                  ----------  ----------  -----------  -----------    -----------
NET ASSETS AT END OF PERIOD...................... $1,797,350  $1,937,708  $19,438,477  $22,197,592    $        --
                                                  ==========  ==========  ===========  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    173,375     203,998    1,430,759    1,572,687        105,671
       Units issued..............................      8,080      22,690       62,753       46,214            664
       Units redeemed............................    (21,114)    (53,313)    (233,838)    (188,142)      (106,335)
                                                  ----------  ----------  -----------  -----------    -----------
    Units outstanding at end of period...........    160,341     173,375    1,259,674    1,430,759             --
                                                  ==========  ==========  ===========  ===========    ===========

--------
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                           AIM Variable
                                            AIM Variable Insurance          Insurance         AIM Variable Insurance
                                                Funds Series II          Funds Series II          Funds Series II
                                                  Sub-Account              Sub-Account              Sub-Account
                                         ----------------------------  ---------------------  ----------------------
                                                   AIM V. I.                AIM V. I.
                                            Capital Appreciation II    Capital Development II AIM V. I. Core Equity II
                                         ----------------------------  ---------------------  ----------------------
                                             2007     2006 (y)(aa)(ab)   2007        2006        2007       2006 (ac)
                                         -----------  ---------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (136,182)    $ (131,982)   $(12,240)  $  (8,161)  $  (46,775)  $  (35,086)
Net realized gains (losses).............     335,559        169,984      88,508      73,633      175,868       30,155
Change in unrealized gains (losses).....     590,654        249,909     (20,682)     19,869      191,286      406,135
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 operations.............................     790,031        287,911      55,586      85,341      320,379      401,204
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      15,482          8,793      10,343       4,688        1,385          286
Benefit payments........................      (3,655)       (75,855)         --    (111,513)     (68,905)    (119,842)
Payments on termination.................    (440,348)      (393,594)    (66,043)    (45,687)    (641,278)    (232,832)
Contract maintenance charge.............     (16,653)       (18,426)         --          --      (13,404)     (11,568)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (626,882)       927,334     141,085     136,386     (275,955)   4,780,701
Adjustment to net assets allocated to
 contract in payout period..............          --             --          --          --           --           --
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................  (1,072,056)       448,252      85,385     (16,126)    (998,157)   4,416,745
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................    (282,025)       736,163     140,971      69,215     (677,778)   4,817,949
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,274,041      7,537,878     592,317     523,102    5,295,903      477,954
                                         -----------     ----------    --------   ---------   ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $ 7,992,016     $8,274,041    $733,288   $ 592,317   $4,618,125   $5,295,903
                                         ===========     ==========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     620,133        569,945      41,417      41,806      473,969       42,597
       Units issued.....................      18,034        139,166      12,041      11,494       18,418      500,106
       Units redeemed...................     (92,556)       (88,978)     (6,243)    (11,883)    (102,902)     (68,734)
                                         -----------     ----------    --------   ---------   ----------   ----------
    Units outstanding at end of
     period.............................     545,611        620,133      47,215      41,417      389,485      473,969
                                         ===========     ==========    ========   =========   ==========   ==========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          AIM Variable
                                                            Insurance        AIM Variable       AIM Variable Insurance
                                                         Funds Series II Insurance Funds Series     Funds Series II
                                                           Sub-Account      II Sub-Account            Sub-Account
                                                         --------------- ---------------------  ----------------------
                                                            AIM V. I.
                                                           Demographic        AIM V. I.                AIM V. I.
                                                            Trends II    Diversified Income II  Government Securities II
                                                         --------------- ---------------------  ----------------------
                                                            2006 (aa)      2007        2006        2007         2006
                                                         --------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)............................    $  (3,719)   $ 28,897   $  21,718   $   23,195   $   23,778
Net realized gains (losses).............................       77,447      (5,285)    (11,604)     (11,249)     (21,062)
Change in unrealized gains (losses).....................      (63,477)    (24,504)      3,384       36,865       22,851
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from operations.......       10,251        (892)     13,498       48,811       25,567
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits................................................          352       8,719       1,552        1,615        2,795
Benefit payments........................................      (47,394)     (8,419)     (2,023)     (99,124)     (78,497)
Payments on termination.................................       (8,562)    (24,708)    (19,316)     (88,022)    (444,344)
Contract maintenance charge.............................           --          --          --           --           --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     (257,569)      1,884    (173,397)    (136,653)    (319,846)
Adjustment to net assets allocated to contract in payout
 period.................................................           --          --          --           --           --
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from contract
 transactions...........................................     (313,173)    (22,524)   (193,184)    (322,184)    (839,892)
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS.......................     (302,922)    (23,416)   (179,686)    (273,373)    (814,325)
NET ASSETS AT BEGINNING OF PERIOD.......................      302,922     551,825     731,511    1,362,465    2,176,790
                                                            ---------    --------   ---------   ----------   ----------
NET ASSETS AT END OF PERIOD.............................    $      --    $528,409   $ 551,825   $1,089,092   $1,362,465
                                                            =========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............       30,304      48,346      65,514      124,477      202,206
       Units issued.....................................        1,337       6,623       6,081       13,859       23,560
       Units redeemed...................................      (31,641)     (8,589)    (23,249)     (42,945)    (101,289)
                                                            ---------    --------   ---------   ----------   ----------
    Units outstanding at end of period..................           --      46,380      48,346       95,391      124,477
                                                            =========    ========   =========   ==========   ==========

--------
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         AIM Variable
                                                          Insurance
                                                            Funds     AIM Variable Insurance  AIM Variable Insurance
                                                          Series II     Funds Series II           Funds Series II
                                                         Sub-Account      Sub-Account               Sub-Account
                                                         ------------ ---------------------   ----------------------
                                                          AIM V. I.                                  AIM V. I.
                                                          Growth II   AIM V. I. High Yield II International Growth II
                                                         ------------ ---------------------   ----------------------
                                                          2006 (ab)     2007         2006        2007        2006
                                                         ------------ --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................  $  (1,653)  $ 35,712    $  47,133   $  (21,922) $   (4,559)
Net realized gains (losses).............................     93,178      5,982        8,561      118,707      49,535
Change in unrealized gains (losses).....................    (70,788)   (44,647)       7,722      106,549     233,193
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from operations.......     20,737     (2,953)      63,416      203,334     278,169
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      7,366      8,900        1,620        7,335       7,079
Benefit payments........................................         --         --           --           --     (20,424)
Payments on termination.................................     (8,383)   (28,799)     (45,774)    (139,579)    (73,296)
Contract maintenance charge.............................         --         --           --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   (331,700)   (57,850)    (117,491)     (27,808)    428,826
Adjustment to net assets allocated to contract in payout
 period.................................................         --         --           --           --          --
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................   (332,717)   (77,749)    (161,645)    (160,052)    342,185
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   (311,980)   (80,702)     (98,229)      43,282     620,354
NET ASSETS AT BEGINNING OF PERIOD.......................    311,980    732,047      830,276    1,592,866     972,512
                                                          ---------   --------    ---------   ----------  ----------
NET ASSETS AT END OF PERIOD.............................  $      --   $651,345    $ 732,047   $1,636,148  $1,592,866
                                                          =========   ========    =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............     31,825     52,082       64,335       85,855      65,852
       Units issued.....................................        840      3,754        1,280        6,719      30,445
       Units redeemed...................................    (32,665)    (9,297)     (13,533)     (14,270)    (10,442)
                                                          ---------   --------    ---------   ----------  ----------
    Units outstanding at end of period..................         --     46,539       52,082       78,304      85,855
                                                          =========   ========    =========   ==========  ==========

--------
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  AIM Variable Insurance   AIM Variable Insurance   AIM Variable Insurance
                                                      Funds Series II         Funds Series II          Funds Series II
                                                        Sub-Account             Sub-Account              Sub-Account
                                                  ----------------------  -----------------------  -----------------------
                                                         AIM V. I.               AIM V. I.                AIM V. I.
                                                    Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                                  ----------------------  -----------------------  -----------------------
                                                     2007     2006 (x)(z)    2007         2006        2007         2006
                                                  ----------  ----------- ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (16,384) $   (8,654) $ (118,164) $   (71,376) $   58,109  $    55,431
Net realized gains (losses)......................     14,850       2,549     216,597      823,292          --           --
Change in unrealized gains (losses)..............    135,198     109,404     417,721     (126,164)         --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations......................................    133,664     103,299     516,154      625,752      58,109       55,431
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --          --      26,254       19,581          --           --
Benefit payments.................................    (16,361)     (2,252)   (101,442)     (89,589)    (28,252)    (277,843)
Payments on termination..........................    (65,264)     (8,395)   (526,649)    (283,575)   (401,325)  (1,153,999)
Contract maintenance charge......................         --          --     (15,583)     (17,003)         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      7,012     954,604    (149,596)    (722,377)    579,779      725,977
Adjustment to net assets allocated to contract in
 payout period...................................         --          --          --           --          --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................    (74,613)    943,957    (767,016)  (1,092,963)    150,202     (705,865)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     59,051   1,047,256    (250,862)    (467,211)    208,311     (650,434)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,047,256          --   6,990,093    7,457,304   2,143,457    2,793,891
                                                  ----------  ----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD...................... $1,106,307  $1,047,256  $6,739,231  $ 6,990,093  $2,351,768  $ 2,143,457
                                                  ----------  ----------  ----------  -----------  ----------  -----------
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     94,569          --     545,360      637,174     213,379      285,556
       Units issued..............................      2,697      97,841      28,375       58,072      72,102       95,334
       Units redeemed............................     (9,270)     (3,272)    (85,367)    (149,886)    (57,283)    (167,511)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period...........     87,996      94,569     488,368      545,360     228,198      213,379
                                                  ==========  ==========  ==========  ===========  ==========  ===========

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                             AIM Variable
                                                              Insurance
                                                                Funds     AIM Variable Insurance AIM Variable Insurance
                                                              Series II     Funds Series II        Funds Series II
                                                             Sub-Account      Sub-Account            Sub-Account
                                                             ------------ ---------------------  ---------------------
                                                              AIM V. I.
                                                               Premier         AIM V. I.              AIM V. I.
                                                              Equity II      Technology II          Utilities II
                                                             ------------ ---------------------  ---------------------
                                                              2006 (ac)     2007        2006       2007        2006
                                                             ------------  --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................ $     6,163  $ (2,117)   $ (2,205)  $  1,728    $ 16,777
Net realized gains (losses).................................     804,884     7,005       5,111    120,011      30,757
Change in unrealized gains (losses).........................    (587,468)    2,529       7,695     32,958     101,257
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from operations...........     223,579     7,417      10,601    154,697     148,791
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits....................................................      10,598       679         388        970         912
Benefit payments............................................          --        --          --    (41,507)     (3,432)
Payments on termination.....................................     (95,714)   (5,193)     (1,371)   (76,692)    (30,262)
Contract maintenance charge.................................      (3,581)       --          --         --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...............................................  (4,775,936)   (7,205)    (18,607)    61,320     206,599
                                                             -----------   --------   --------    --------   --------
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from contract transactions  (4,864,633)  (11,719)    (19,590)   (55,909)    173,817
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS...........................  (4,641,054)   (4,302)     (8,989)    98,788     322,608
NET ASSETS AT BEGINNING OF PERIOD...........................   4,641,054   123,414     132,403    872,686     550,078
                                                             -----------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD................................. $        --  $119,112    $123,414   $971,474    $872,686
                                                             ===========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period................     385,771    10,283      11,963     50,485      39,277
       Units issued.........................................      19,792     1,279       1,009     11,964      14,098
       Units redeemed.......................................    (405,563)   (2,180)     (2,689)   (14,947)     (2,890)
                                                             -----------   --------   --------    --------   --------
    Units outstanding at end of period......................          --     9,382      10,283     47,502      50,485
                                                             ===========   ========   ========    ========   ========

--------
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Alliance                   Alliance                   Alliance
                                             Bernstein Variable         Bernstein Variable         Bernstein Variable
                                            Product Series Fund         Product Series Fund        Product Series Fund
                                                Sub-Account                 Sub-Account                Sub-Account
                                         -------------------------  --------------------------  ------------------------
                                                  Alliance            Alliance Bernstein VPS     Alliance Bernstein VPS
                                          Bernstein VPS Growth (b)      Growth & Income (c)      International Value (d)
                                         -------------------------  --------------------------  ------------------------
                                             2007          2006         2007          2006          2007         2006
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (976,582) $(1,016,072) $   (849,086) $   (993,635) $  (276,531) $  (116,381)
Net realized gains (losses).............    2,599,533    1,357,732    19,748,162    16,784,265    3,118,766    1,204,453
Change in unrealized gains (losses).....    4,387,924   (2,468,198)  (12,361,600)   12,258,755   (1,207,938)   7,026,148
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    6,010,875   (2,126,538)    6,537,476    28,049,385    1,634,297    8,114,220
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      219,538    3,763,842       263,140       518,707      697,754   13,908,710
Benefit payments........................     (998,608)  (1,065,944)   (3,812,816)   (3,018,124)    (677,146)    (448,214)
Payments on termination.................   (8,030,624)  (5,549,062)  (33,707,044)  (23,570,371)  (2,555,023)  (1,022,203)
Contract maintenance charge.............     (121,023)    (109,341)     (178,491)     (199,141)    (162,883)     (81,783)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,279,581)       2,694    (7,080,944)   (5,836,723)   2,423,495    5,624,460
Adjustment to net assets allocated to
 contract in payout period..............           --           --            --            --           --           --
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (10,210,298)  (2,957,811)  (44,516,155)  (32,105,652)    (273,803)  17,980,970
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (4,199,423)  (5,084,349)  (37,978,679)   (4,056,267)   1,360,494   26,095,190
NET ASSETS AT BEGINNING OF
 PERIOD.................................   59,864,519   64,948,868   203,749,520   207,805,787   41,512,924   15,417,734
                                         ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 55,665,096  $59,864,519  $165,770,841  $203,749,520  $42,873,418  $41,512,924
                                         ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    6,256,329    6,832,050    14,983,211    17,601,470    2,631,181    1,298,617
       Units issued.....................      621,550    1,377,335       968,199     1,576,404      513,437    1,882,903
       Units redeemed...................   (1,809,654)  (1,953,056)   (4,151,823)   (4,194,663)    (527,187)    (550,339)
                                         ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.............................    5,068,225    6,256,329    11,799,587    14,983,211    2,617,431    2,631,181
                                         ============  ===========  ============  ============  ===========  ===========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Alliance                  Alliance                 Alliance
                                          Bernstein Variable        Bernstein Variable       Bernstein Variable
                                          Product Series Fund       Product Series Fund      Product Series Fund
                                              Sub-Account               Sub-Account              Sub-Account
                                       ------------------------  ------------------------  ----------------------
                                        Alliance Bernstein VPS    Alliance Bernstein VPS   Alliance Bernstein VPS
                                         Large Cap Growth (e)     Small/Mid Cap Value (f)    Utility Income (g)
                                       ------------------------  ------------------------  ----------------------
                                           2007         2006         2007         2006        2007        2006
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (690,055) $  (743,989) $  (510,782) $  (689,854) $   22,667  $   32,845
Net realized gains (losses)...........   1,631,401      272,163    4,742,220    3,930,630     290,459      48,731
Change in unrealized gains
 (losses).............................   3,711,972     (786,977)  (3,979,819)   2,109,059     932,542     885,596
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...........................   4,653,318   (1,258,803)     251,619    5,349,835   1,245,668     967,172
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      39,260      143,362      160,563    4,823,166     175,317   1,261,064
Benefit payments......................    (594,325)    (720,381)    (794,128)    (520,240)   (192,060)   (162,039)
Payments on termination...............  (8,262,819)  (4,457,781)  (4,058,807)  (2,439,276)   (279,139)   (222,902)
Contract maintenance charge...........     (34,718)     (39,474)    (184,547)    (166,581)    (20,484)    (12,497)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (641,258)   3,779,658     (338,812)     402,867   1,216,984   1,114,502
Adjustment to net assets allocated to
 contract in payout period............          --           --           --           --          --          --
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions................  (9,493,860)  (1,294,616)  (5,215,731)   2,099,936     900,618   1,978,128
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,840,542)  (2,553,419)  (4,964,112)   7,449,771   2,146,286   2,945,300
NET ASSETS AT BEGINNING
 OF PERIOD............................  44,053,130   46,606,549   49,368,437   41,918,666   6,118,846   3,173,546
                                       -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $39,212,588  $44,053,130  $44,404,325  $49,368,437  $8,265,132  $6,118,846
                                       ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   6,022,160    6,159,455    2,636,231    2,513,231     460,431     289,959
       Units issued...................     765,511    1,762,391      209,766      614,317     204,381     258,410
       Units redeemed.................  (2,034,694)  (1,899,686)    (470,784)    (491,317)   (145,825)    (87,938)
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period...........................   4,752,977    6,022,160    2,375,213    2,636,231     518,987     460,431
                                       ===========  ===========  ===========  ===========  ==========  ==========

--------
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Alliance              American           American
                                                    Bernstein Variable     Century Variable   Century Variable
                                                    Product Series Fund    Portfolios, Inc    Portfolios, Inc
                                                        Sub-Account          Sub-Account        Sub-Account
                                                  ----------------------  -----------------  -----------------
                                                         Alliance          American Century   American Century
                                                  Bernstein VPS Value (h)    VP Balanced      VP International
                                                  ----------------------  -----------------  -----------------
                                                     2007        2006       2007      2006     2007      2006
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (20,934) $  (24,546) $    474  $   380  $    (43) $    47
Net realized gains (losses)......................    244,215     140,137       979    3,374     1,556      (50)
Change in unrealized gains (losses)..............   (456,240)    481,966      (175)     136     2,988    5,742
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets From operations   (232,959)    597,557     1,278    3,890     4,501    5,739
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     36,943   2,151,559        --       --        --       --
Benefit payments.................................    (29,729)   (214,375)       --       --        --     (815)
Payments on termination..........................   (149,192)    (85,229)  (27,728)    (631)  (34,863)    (459)
Contract maintenance charge......................    (12,929)     (5,726)       (8)     (44)       --       (5)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   (489,880)    731,957        --   (6,002)       --       --
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --       --        --       --
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions....................................   (644,787)  2,578,186   (27,736)  (6,677)  (34,863)  (1,279)
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS................   (877,746)  3,175,743   (26,458)  (2,787)  (30,362)   4,460
NET ASSETS AT BEGINNING OF PERIOD................  4,624,453   1,448,710    50,165   52,952    30,362   25,902
                                                  ----------  ----------  --------  -------  --------  -------
NET ASSETS AT END OF PERIOD...................... $3,746,707  $4,624,453  $ 23,707  $50,165  $     --  $30,362
                                                  ==========  ==========  ========  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    362,312     134,946     3,281    3,746     1,864    1,958
       Units issued..............................     49,395     314,068        --    1,383        --       60
       Units redeemed............................   (100,442)    (86,702)   (1,774)  (1,848)   (1,864)    (154)
                                                  ----------  ----------  --------  -------  --------  -------
    Units outstanding at end of period...........    311,265     362,312     1,507    3,281        --    1,864
                                                  ==========  ==========  ========  =======  ========  =======

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Dreyfus
                                                  Socially Responsible                               Dreyfus Variable
                                                   Growth Fund, Inc.      Dreyfus Stock Index Fund   Investment Fund
                                                      Sub-Account               Sub-Account            Sub-Account
                                                  ----------------------  ----------------------   -------------------
                                                   Dreyfus Socially
                                                  Responsible Growth Fund Dreyfus Stock Index Fund VIF Growth & Income
                                                  ----------------------  ----------------------   -------------------
                                                    2007        2006         2007         2006        2007      2006
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $ (1,818)   $ (3,263)   $    3,356   $    3,068  $  (1,749) $ (1,723)
Net realized gains (losses)......................      927      (6,446)       75,530       48,897     35,475     5,329
Change in unrealized gains (losses)..............   13,631      26,026       (24,083)     155,611    (14,784)   33,246
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from
 operations......................................   12,740      16,317        54,803      207,576     18,942    36,852
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       --          --        10,000        9,000         --        --
Benefit payments.................................       --          --       (18,759)     (14,606)   (37,203)  (26,112)
Payments on termination..........................  (87,002)    (38,938)     (245,568)    (362,002)   (70,626)  (12,340)
Contract maintenance charge......................      (52)        (63)         (626)        (920)      (164)     (181)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................       --          (3)       (3,733)     (61,953)    (5,592)   (7,906)
Adjustment to net assets allocated to contract in
 payout period...................................       --          --            --           --         --        --
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from contract
 transactions....................................  (87,054)    (39,004)     (258,686)    (430,481)  (113,585)  (46,539)
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  (74,314)    (22,687)     (203,883)    (222,905)   (94,643)   (9,687)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  232,889     255,576     1,494,430    1,717,335    317,925   327,612
                                                   --------    --------   ----------   ----------  ---------  --------
NET ASSETS AT END OF PERIOD...................... $158,575    $232,889    $1,290,547   $1,494,430  $ 223,282  $317,925
                                                   ========    ========   ==========   ==========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   26,023      30,580       125,849      162,949     27,070    31,118
       Units issued..............................    1,567          --         3,260        2,008      4,584     7,673
       Units redeemed............................  (10,152)     (4,557)      (24,880)     (39,108)   (14,416)  (11,721)
                                                   --------    --------   ----------   ----------  ---------  --------
    Units outstanding at end of period...........   17,438      26,023       104,229      125,849     17,238    27,070
                                                   ========    ========   ==========   ==========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    Dreyfus Variable     Dreyfus Variable
                                                     Investment Fund     Investment Fund   DWS Variable Series I
                                                       Sub-Account         Sub-Account          Sub-Account
                                                  --------------------  -----------------  --------------------
                                                                               VIF
                                                           VIF            Small Company           DWS VIP
                                                      Money Market            Stock               Bond A
                                                  --------------------  -----------------  --------------------
                                                     2007       2006    2007 (i)    2006     2007       2006
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  26,030  $  25,369  $   (417) $(1,177) $ 29,581  $   31,626
Net realized gains (losses)......................        --         --    26,102   10,235     3,716       6,761
Change in unrealized gains (losses)..............        --         --   (18,820)  (1,870)      874          79
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from operations    26,030     25,369     6,865    7,188    34,171      38,466
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --        260        --       --     3,060       2,985
Benefit payments.................................  (283,011)  (271,267)   (2,915)    (120)   (2,697)    (36,650)
Payments on termination..........................  (409,299)  (255,553)       --   (4,418)  (96,311)   (244,235)
Contract maintenance charge......................      (315)      (546)      (16)     (45)       --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   636,399    363,878   (87,703)   8,416    51,505    (104,757)
Adjustment to net assets allocated to contract in
 payout period...................................        --         --        --       --    27,657          --
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from contract
 transactions....................................   (56,226)  (163,228)  (90,634)   3,833   (16,786)   (382,657)
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS................   (30,196)  (137,859)  (83,769)  11,021    17,385    (344,191)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   803,351    941,210    83,769   72,748   798,767   1,142,958
                                                  ---------  ---------  --------  -------  --------  ----------
NET ASSETS AT END OF PERIOD...................... $ 773,155  $ 803,351  $     --  $83,769  $816,152  $  798,767
                                                  =========  =========  ========  =======  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    75,375     89,215     4,992    4,754    57,022      84,957
       Units issued..............................    79,711     86,127        --      882    21,586       4,313
       Units redeemed............................   (84,431)   (99,967)   (4,992)    (644)  (22,282)    (32,248)
                                                  ---------  ---------  --------  -------  --------  ----------
    Units outstanding at end of period...........    70,655     75,375        --    4,992    56,326      57,022
                                                  =========  =========  ========  =======  ========  ==========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           DWS Variable Series I   DWS Variable Series I   DWS Variable Series I
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                                  DWS VIP                 DWS VIP                 DWS VIP
                                             Capital Growth A      Global Opportunities     Growth and Income A
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (1,713) $   (3,153) $    8,260  $    5,428  $    7,513  $    2,588
Net realized gains (losses)..............     51,548      25,119     240,853     247,622     169,810      56,156
Change in unrealized gains (losses)......    132,100     142,967    (106,938)    101,173    (149,115)     84,089
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    181,935     164,933     142,175     354,223      28,208     142,833
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,860      27,312       6,160      23,450       1,840      18,534
Benefit payments.........................    (26,633)    (48,938)    (69,474)   (131,209)   (123,972)    (51,731)
Payments on termination..................   (305,648)   (600,886)   (163,170)   (372,670)   (349,281)   (164,666)
Contract maintenance charge..............         --          --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     52,901    (290,237)     13,384      26,038    (161,110)    134,148
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (267,520)   (912,749)   (213,100)   (454,391)   (632,523)    (63,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (85,585)   (747,816)    (70,925)   (100,168)   (604,315)     79,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,779,261   2,527,077   1,798,972   1,899,140   1,239,514   1,160,396
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,693,676  $1,779,261  $1,728,047  $1,798,972  $  635,199  $1,239,514
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    156,225     239,192      69,784      89,278     109,669     115,850
       Units issued......................     16,078       9,331       5,864      21,588      40,775      37,435
       Units redeemed....................    (39,325)    (92,298)    (13,889)    (41,082)    (94,588)    (43,616)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    132,978     156,225      61,759      69,784      55,856     109,669
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                               DWS Variable
                                                         DWS Variable Series I   Series I   DWS Variable Series II
                                                             Sub-Account       Sub-Account        Sub-Account
                                                         -------------------   ------------ ----------------------
                                                                                 DWS VIP
                                                                                  Money
                                                         DWS VIP International   Market A     DWS VIP Balanced A
                                                         -------------------   ------------ ----------------------
                                                           2007        2006     2006 (ad)      2007        2006
                                                         --------   ---------  ------------ ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 13,532   $   9,983   $  35,827   $   51,728  $   43,006
Net realized gains (losses).............................   56,769      44,912          --       31,336      84,837
Change in unrealized gains (losses).....................   30,202     142,714          --          670      93,664
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from operations.......  100,503     197,609      35,827       83,734     221,507
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................    5,652       3,720       5,797        3,829       3,870
Benefit payments........................................  (21,798)    (11,241)    (42,741)     (45,437)   (112,170)
Payments on termination.................................  (78,817)   (316,607)   (184,510)    (173,250)   (517,065)
Contract maintenance charge.............................       --          --          --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   56,320      74,815    (724,385)      38,191     (36,723)
Adjustment to net assets allocated to contract in payout
 period.................................................       --          --          --       54,015          --
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................  (38,643)   (249,313)   (945,839)    (122,652)   (662,088)
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   61,860     (51,704)   (910,012)     (38,918)   (440,581)
NET ASSETS AT BEGINNING OF PERIOD.......................  814,711     866,415     910,012    2,090,132   2,530,713
                                                         --------   ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD............................. $876,571   $ 814,711   $      --   $2,051,214  $2,090,132
                                                         ========   =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............   55,970      74,489      77,716      179,485     237,883
       Units issued.....................................    9,477       7,988      76,367       11,719      28,507
       Units redeemed...................................  (12,514)    (26,507)   (154,083)     (21,977)    (86,905)
                                                         --------   ---------   ---------   ----------  ----------
    Units outstanding at end of period..................   52,933      55,970          --      169,227     179,485
                                                         ========   =========   =========   ==========  ==========

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               DWS Variable            DWS Variable              Federated
                                                 Series II               Series II           Insurance Series
                                                Sub-Account             Sub-Account             Sub-Account
                                         ------------------------  --------------------  ------------------------
                                                                          DWS VIP                Federated
                                         DWS VIP Money Market A II  Small Cap Growth A      Prime Money Fund II
                                         ------------------------  --------------------  ------------------------
                                            2007     2006 (ad)(ae)    2007       2006      2007 (j)       2006
                                         ----------  ------------- ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   43,445   $    5,206   $  (3,703) $  (5,634) $   332,110  $   185,163
Net realized gains (losses).............         --           --      34,484     67,834           --           --
Change in unrealized gains (losses).....         --           --        (797)   (25,621)          --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................     43,445        5,206      29,984     36,579      332,110      185,163
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      1,230           40       2,044     21,626        5,388        2,303
Benefit payments........................    (20,302)          --     (14,268)   (40,341)    (474,415)    (197,561)
Payments on termination.................    (85,010)    (285,798)    (27,692)  (174,882)  (6,434,463)  (3,291,075)
Contract maintenance charge.............         --           --          --         --       (2,884)      (1,818)
Transfers among the sub-accounts and
 with the Fixed Account--net............     80,636    1,293,451    (101,293)   (27,442)  11,238,467    2,964,754
Adjustment to net assets allocated to
 contract in payout period..............         --           --          --         --           --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................    (23,446)   1,007,693    (141,209)  (221,039)   4,332,093     (523,397)
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................     19,999    1,012,899    (111,225)  (184,460)   4,664,203     (338,234)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,012,899           --     575,753    760,213    5,996,451    6,334,685
                                         ----------   ----------   ---------  ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $1,032,898   $1,012,899   $ 464,528  $ 575,753  $10,660,654  $ 5,996,451
                                         ==========   ==========   =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    100,633           --      47,472     65,518      528,214      572,577
       Units issued.....................     22,785      216,904       4,021     18,506    1,450,817      648,996
       Units redeemed...................    (24,989)    (116,271)    (15,158)   (36,552)  (1,085,458)    (693,359)
                                         ----------   ----------   ---------  ---------  -----------  -----------
    Units outstanding at end of
     period.............................     98,429      100,633      36,335     47,472      893,573      528,214
                                         ==========   ==========   =========  =========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity Variable         Fidelity Variable         Fidelity Variable
                                       Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                           VIP Contrafund           VIP Equity-Income            VIP Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (70,575) $   (11,114) $     5,778  $    92,994  $   (36,105) $   (77,616)
Net realized gains (losses)..........   4,562,506    2,265,384      479,378      801,531      (61,821)    (410,483)
Change in unrealized gains
 (losses)............................  (2,303,507)    (714,412)    (425,620)    (100,420)   1,767,373      918,519
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................   2,188,424    1,539,858       59,536      794,105    1,669,447      430,420
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     158,080      189,244        4,451        6,218       72,031       58,205
Benefit payments.....................    (251,079)    (198,274)     (56,105)     (24,261)    (119,968)     (52,764)
Payments on termination..............  (2,939,181)  (2,757,940)  (1,545,167)  (2,122,633)  (1,662,525)  (1,841,785)
Contract maintenance charge..........      (8,196)      (9,178)      (1,406)      (1,858)      (6,592)      (7,434)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (369,366)     227,260      161,994      109,854     (156,534)    (367,491)
Adjustment to net assets allocated to
 contract in payout period...........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (3,409,742)  (2,548,888)  (1,436,233)  (2,032,680)  (1,873,588)  (2,211,269)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,221,318)  (1,009,030)  (1,376,697)  (1,238,575)    (204,141)  (1,780,849)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  15,496,580   16,505,610    4,158,586    5,397,161    7,661,815    9,442,664
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $14,275,262  $15,496,580  $ 2,781,889  $ 4,158,586  $ 7,457,674  $ 7,661,815
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     987,680    1,151,719      267,003      413,055      827,254    1,080,103
       Units issued..................      85,208      132,195       23,114       30,150       49,449       55,190
       Units redeemed................    (279,757)    (296,234)    (111,406)    (176,202)    (234,028)    (308,039)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................     793,131      987,680      178,711      267,003      642,675      827,254
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity Variable        Fidelity Variable        Fidelity Variable
                                         Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ------------------------
                                             VIP High Income           VIP Index 500       VIP investment Grade Bond
                                         ----------------------  ------------------------  ------------------------
                                            2007        2006         2007         2006        2007         2006
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  179,475  $  198,846  $   245,100  $    63,989  $  119,509   $  133,774
Net realized gains (losses).............    (47,534)    (57,022)     525,323      273,649     (18,905)     (29,229)
Change in unrealized gains (losses).....    (90,520)    174,422     (313,777)   1,250,684       8,349       16,618
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 operations.............................     41,421     316,246      456,646    1,588,322     108,953      121,163
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      7,855       6,238       80,723      148,157      24,572       33,395
Benefit payments........................    (38,332)    (51,360)     (91,105)     (27,780)   (102,230)     (17,292)
Payments on termination.................   (696,235)   (747,559)  (2,036,450)  (2,451,633)   (662,173)    (858,941)
Contract maintenance charge.............     (1,188)     (1,441)      (6,607)      (7,341)     (1,877)      (2,111)
Transfers among the sub-accounts and
 with the Fixed Account--net............      4,393     (39,582)    (234,419)    (586,917)     (4,164)     (80,381)
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --           --
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................   (723,507)   (833,704)  (2,287,858)  (2,925,514)   (745,872)    (925,330)
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (682,086)   (517,458)  (1,831,212)  (1,337,192)   (636,919)    (804,167)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,248,862   3,766,320   11,743,206   13,080,398   4,096,439    4,900,606
                                         ----------  ----------  -----------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $2,566,776  $3,248,862  $ 9,911,994  $11,743,206  $3,459,520   $4,096,439
                                         ==========  ==========  ===========  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    298,090     378,683    1,119,875    1,434,881     285,654      352,049
       Units issued.....................     47,265      21,249       56,388       55,327      18,159       18,391
       Units redeemed...................   (111,906)   (101,842)    (272,613)    (370,333)    (69,564)     (84,786)
                                         ----------  ----------  -----------  -----------  ----------   ----------
    Units outstanding at end of
     period.............................    233,449     298,090      903,650    1,119,875     234,249      285,654
                                         ==========  ==========  ===========  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  Fidelity                             Fidelity
                                         Fidelity Variable    Variable Insurance                  Variable Insurance
                                      Insurance Products Fund Products Fund (Service Class 2) Products Fund (Service Class 2)
                                            Sub-Account          Sub-Account                         Sub-Account
                                      ----------------------  ------------------------------  ------------------------------
                                                              VIP Asset Manager                     VIP Contrafund
                                           VIP Overseas       Growth (Service Class 2)            (Service Class 2)
                                      ----------------------  ------------------------------  ------------------------------
                                         2007        2006       2007            2006              2007             2006
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   72,590  $  (16,888) $ 1,487         $   160         $   (775,793)    $  (244,934)
Net realized gains (losses)..........    535,679     218,122    1,323             397           27,448,484       6,128,924
Change in unrealized gains
 (losses)............................    (50,207)    351,930    7,341           2,163          (13,302,237)       (820,978)
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from operations.....................    558,062     553,164   10,151           2,720           13,370,454       5,063,012
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     53,454      80,626       --          20,000           10,846,481      29,348,339
Benefit payments.....................    (59,607)    (29,899)      --              --           (1,200,668)       (480,976)
Payments on termination..............   (815,936)   (425,601)  (3,704)           (925)          (4,999,544)     (2,475,485)
Contract maintenance charge..........     (2,196)     (2,105)      --             (12)            (320,736)       (121,368)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    184,380      33,917   (3,349)         (7,496)          14,490,865      20,088,710
Adjustment to net assets allocated
 to contract in payout period........         --          --       --              --                   --              --
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from contract transactions..........   (639,905)   (343,062)  (7,053)         11,567           18,816,398      46,359,220
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................    (81,843)    210,102    3,098          14,287           32,186,852      51,422,232
NET ASSETS AT BEGINNING
 OF PERIOD...........................  3,724,116   3,514,014   63,167          48,880           77,839,668      26,417,436
                                      ----------  ----------     -------         -------       ------------     -----------
NET ASSETS AT END OF
 PERIOD.............................. $3,642,273  $3,724,116  $66,265         $63,167         $110,026,520     $77,839,668
                                      ==========  ==========     =======         =======       ============     ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    287,299     314,208    5,891           4,800            6,412,503       2,202,564
       Units issued..................     54,881      54,182      779           1,958            3,043,502       5,098,922
       Units redeemed................   (101,157)    (81,091)  (1,391)           (867)          (1,319,197)       (888,983)
                                      ----------  ----------     -------         -------       ------------     -----------
    Units outstanding at end of
     period..........................    241,023     287,299    5,279           5,891            8,136,808       6,412,503
                                      ==========  ==========     =======         =======       ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Fidelity                 Fidelity                Fidelity
                                           Variable Insurance       Variable Insurance      Variable Insurance
                                              Products Fund           Products Fund            Products Fund
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                               Sub-Account             Sub-Account              Sub-Account
                                         ----------------------  -----------------------  ----------------------
                                                   VIP                 VIP Freedom              VIP Freedom
                                              Equity-Income           2010 Portfolio          2020 Portfolio
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                         ----------------------  -----------------------  ----------------------
                                            2007        2006         2007      2006 (af)     2007      2006 (af)
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $     (565) $   53,034  $    57,228  $   31,919  $   55,772  $   20,734
Net realized gains (losses).............    414,305     510,695      243,641      15,645     189,030      21,654
Change in unrealized gains (losses).....   (408,301)     61,427           82     102,755      23,400      31,894
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................      5,439     625,156      300,951     150,319     268,202      74,282
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     14,100       6,031    1,767,931   1,090,056   2,441,311     881,427
Benefit payments........................    (19,027)         --   (1,230,901)         --          --     (27,266)
Payments on termination.................   (386,400)   (171,634)    (203,095)    (10,193)   (236,507)     (6,125)
Contract maintenance charge.............       (691)       (786)     (12,362)         --      (8,800)       (105)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (17,362)    (13,037)   2,264,790   2,202,903   2,062,625   1,152,601
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --          --          --          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (409,380)   (179,426)   2,586,363   3,282,766   4,258,629   2,000,532
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (403,941)    445,730    2,887,314   3,433,085   4,526,831   2,074,814
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,979,026   3,533,296    3,433,085          --   2,074,814          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $3,575,085  $3,979,026  $ 6,320,399  $3,433,085  $6,601,645  $2,074,814
                                         ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    300,027     314,396      328,194          --     197,695          --
       Units issued.....................      8,543       7,975      509,639     336,099     416,520     207,441
       Units redeemed...................    (37,845)    (22,344)    (271,479)     (7,905)    (32,830)     (9,746)
                                         ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period.............................    270,725     300,027      566,354     328,194     581,385     197,695
                                         ==========  ==========  ===========  ==========  ==========  ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity               Fidelity                Fidelity
                                        Variable Insurance     Variable Insurance      Variable Insurance
                                           Products Fund          Products Fund           Products Fund
                                         (Service Class 2)      (Service Class 2)       (Service Class 2)
                                            Sub-Account            Sub-Account             Sub-Account
                                      ----------------------  --------------------  ------------------------
                                            VIP Freedom            VIP Freedom
                                          2030 Portfolio        Income Portfolio          VIP Growth &
                                         (Service Class 2)      (Service Class 2)   Income (Service Class 2)
                                      ----------------------  --------------------  ------------------------
                                         2007      2006 (af)     2007     2006 (af)     2007         2006
                                      ----------  ----------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   16,588  $    9,808  $   50,434  $ 12,684  $   (45,282) $  (133,020)
Net realized gains (losses)..........     92,445       8,437      20,534     2,394      901,490      309,859
Change in unrealized gains
 (losses)............................      4,074      36,027     (21,590)   (6,307)     588,757    1,050,077
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................    113,107      54,272      49,378     8,771    1,444,965    1,226,916
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    548,989     775,599     842,515   352,778      161,080    5,426,903
Benefit payments.....................         --          --          --        --     (178,993)    (148,366)
Payments on termination..............   (167,699)    (12,394)    (40,675)   (2,131)    (664,383)    (289,658)
Contract maintenance charge..........     (8,051)         --      (3,248)       --      (56,711)     (30,446)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    593,417     328,992     526,571   201,910        7,478    1,450,868
Adjustment to net assets allocated
 to contract in payout period........         --          --          --        --           --           --
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........    966,656   1,092,197   1,325,163   552,557     (731,529)   6,409,301
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  1,079,763   1,146,469   1,374,541   561,328      713,436    7,636,217
NET ASSETS AT BEGINNING
 OF PERIOD...........................  1,146,469          --     561,328        --   14,520,565    6,884,348
                                      ----------  ----------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $2,226,232  $1,146,469  $1,935,869  $561,328  $15,234,001  $14,520,565
                                      ==========  ==========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    109,200          --      54,190        --    1,180,371      621,047
       Units issued..................    110,344     135,208     160,994    69,165      180,930      779,010
       Units redeemed................    (25,713)    (26,008)    (35,884)  (14,975)    (235,239)    (219,686)
                                      ----------  ----------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period..........................    193,831     109,200     179,300    54,190    1,126,062    1,180,371
                                      ==========  ==========  ==========  ========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity             Fidelity                Fidelity
                                         Variable Insurance   Variable Insurance      Variable Insurance
                                            Products Fund        Products Fund           Products Fund
                                          (Service Class 2)    (Service Class 2)       (Service Class 2)
                                             Sub-Account          Sub-Account             Sub-Account
                                         ------------------  --------------------  ------------------------
                                                               VIP Growth Stock
                                             VIP Growth            Portfolio               VIP High
                                          (Service Class 2)  (Service Class 2) (k) Income (Service Class 2)
                                         ------------------  --------------------  ------------------------
                                           2007      2006       2007     2006 (af)     2007         2006
                                         --------  --------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $ (8,009) $ (9,050) $  (14,515) $ (2,495) $   748,093  $   663,149
Net realized gains (losses).............   30,887    18,711     107,748     1,537       11,140        6,059
Change in unrealized gains (losses).....  133,071    22,950      81,342    28,236     (669,266)     141,936
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................  155,949    32,611     174,575    27,278       89,967      811,144
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      180     4,030     407,578   263,470      152,363    2,934,368
Benefit payments........................       --    (8,579)         --   (27,097)    (265,711)     (72,077)
Payments on termination.................  (60,691)  (78,317)   (160,241)     (688)    (686,935)    (345,433)
Contract maintenance charge.............     (189)     (253)       (560)      (27)     (38,222)     (22,470)
Transfers among the sub-accounts and
 with the Fixed Account--net............  (27,636)  (12,357)    847,436   192,599    1,010,881    1,809,012
Adjustment to net assets allocated to
 contract in payout period..............       --        --          --        --           --           --
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (88,336)  (95,476)  1,094,213   428,257      172,376    4,303,400
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   67,613   (62,865)  1,268,788   455,535      262,343    5,114,544
NET ASSETS AT BEGINNING OF
 PERIOD.................................  654,428   717,293     455,535        --   11,001,229    5,886,685
                                         --------  --------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $722,041  $654,428  $1,724,323  $455,535  $11,263,572  $11,001,229
                                         ========  ========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   74,947    86,438      46,722        --      949,547      548,512
       Units issued.....................      307     2,610     147,673    61,367      266,457      481,264
       Units redeemed...................   (8,960)  (14,101)    (47,540)  (14,645)    (252,363)     (80,229)
                                         --------  --------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period.............................   66,294    74,947     146,855    46,722      963,641      949,547
                                         ========  ========  ==========  ========  ===========  ===========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity                     Fidelity                            Fidelity
                                     Variable Insurance            Variable Insurance                 Variable Insurance
                                   Products Fund (Service Class 2) Products Fund (Service Class 2) Products Fund (Service Class 2)
                                         Sub-Account                  Sub-Account                         Sub-Account
                                   ------------------------------  ------------------------------  ------------------------------
                                                                    VIP Investment
                                   VIP Index 500 (Service Class 2) Grade Bond (Service Class 2)    VIP Mid Cap (Service Class 2)
                                   ------------------------------  ------------------------------  ------------------------------
                                      2007            2006           2007            2006              2007            2006
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  120,003      $   (9,144)     $   542         $   465         $  (317,919)    $  (234,799)
Net realized gains (losses).......    113,292          33,473         (178)           (109)          2,439,488       1,206,767
Change in unrealized gains
 (losses).........................   (148,329)        336,878          166             177           1,163,968         432,593
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from operations..................     84,966         361,207          530             533           3,285,537       1,404,561
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................  2,892,596         987,839          264              72           3,154,921       7,673,697
Benefit payments..................   (113,879)        (45,262)          --              --            (201,929)       (184,076)
Payments on termination...........   (338,317)        (75,273)      (4,288)         (3,624)         (1,136,781)       (718,397)
Contract maintenance charge.......     (8,110)         (1,201)         (34)            (35)            (87,511)        (34,881)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  2,621,682         902,044          163              69           4,292,451       6,166,012
Adjustment to net assets allocated
 to contract in payout period.....         --              --           --              --                  --              --
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from contract transactions.......  5,053,972       1,768,147       (3,895)         (3,518)          6,021,151      12,902,355
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  5,138,938       2,129,354       (3,365)         (2,985)          9,306,688      14,306,916
NET ASSETS AT BEGINNING
 OF PERIOD........................  3,926,697       1,797,343       21,227          24,212          22,815,398       8,508,482
                                     ----------      ----------       -------         -------       -----------     -----------
NET ASSETS AT END OF
 PERIOD........................... $9,065,635      $3,926,697      $17,862         $21,227         $32,122,086     $22,815,398
                                     ==========      ==========       =======         =======       ===========     ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    358,116         183,575        1,802           2,108           1,846,410         702,802
       Units issued...............    761,959         222,446           36              12             988,363       1,404,580
       Units redeemed.............   (315,481)        (47,905)        (359)           (318)           (419,414)       (260,972)
                                     ----------      ----------       -------         -------       -----------     -----------
    Units outstanding at end of
     period.......................    804,594         358,116        1,479           1,802           2,415,359       1,846,410
                                     ==========      ==========       =======         =======       ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity                     Fidelity                          Franklin
                                         Variable Insurance           Variable Insurance                Templeton Variable
                                      Products Fund (Service Class 2) Products Fund (Service Class 2) Insurance Products Trust
                                             Sub-Account                  Sub-Account                       Sub-Account
                                      ------------------------------  ------------------------------  ----------------------
                                              VIP Money
                                               Market                                                    Franklin Flex Cap
                                          (Service Class 2)           VIP Overseas (Service Class 2)     Growth Securities
                                      ------------------------------  ------------------------------  ----------------------
                                          2007         2006 (af)        2007            2006             2007         2006
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   270,964     $    93,152     $  2,414        $   (860)       $  (85,225)  $  (46,176)
Net realized gains (losses)..........          --              --       25,569           2,829           124,307       10,422
Change in unrealized gains
 (losses)............................          --              --       (7,119)         14,239           598,529      169,628
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from operations.....................     270,964          93,152       20,864          16,208           637,611      133,874
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     175,890       2,044,347          176              48           137,297    2,375,868
Benefit payments.....................     (56,005)        (28,647)      (4,069)             --           (41,812)     (89,850)
Payments on termination..............  (1,399,011)       (730,638)     (41,809)         (6,998)         (247,469)     (99,431)
Contract maintenance charge..........     (26,577)         (9,949)         (36)            (39)          (22,133)      (5,943)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (424,864)      9,738,934       71,358          51,362           357,722      953,306
Adjustment to net assets allocated
 to contract in payout period........          --              --           --              --                --           --
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  (1,730,567)     11,014,047       25,620          44,373           183,605    3,133,950
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,459,603)     11,107,199       46,484          60,581           821,216    3,267,824
NET ASSETS AT BEGINNING
 OF PERIOD...........................  11,107,199              --      135,042          74,461         4,724,713    1,456,889
                                       -----------     -----------       --------        --------     ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $ 9,647,596     $11,107,199     $181,526        $135,042        $5,545,929   $4,724,713
                                       ===========     ===========       ========        ========     ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,088,024              --        9,286           5,639           409,576      130,633
       Units issued..................     758,285       1,770,444        6,135           5,228           120,247      329,438
       Units redeemed................    (931,392)       (682,420)      (3,950)         (1,581)         (102,039)     (50,495)
                                       -----------     -----------       --------        --------     ----------   ----------
    Units outstanding at end of
     period..........................     914,917       1,088,024       11,471           9,286           427,784      409,576
                                       ===========     ===========       ========        ========     ==========   ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                  Franklin                    Franklin
                                             Templeton Variable        Templeton Variable          Templeton Variable
                                          Insurance Products Trust  Insurance Products Trust    Insurance Products Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         -------------------------  ------------------------   --------------------------
                                            Franklin Growth and                                         Franklin
                                             Income Securities      Franklin High Income Sec 2      Income Securities
                                         -------------------------  ------------------------   --------------------------
                                             2007          2006         2007          2006         2007          2006
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $    576,245  $   733,342  $   589,936   $   622,515  $  5,456,161  $  3,561,123
Net realized gains (losses).............    7,409,329    6,014,240       81,877        27,075     6,079,551     1,932,223
Change in unrealized gains (losses).....  (12,042,907)   5,652,391     (525,627)      305,653    (6,238,385)   25,319,370
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................   (4,057,333)  12,399,973      146,186       955,243     5,297,327    30,812,716
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................    3,440,216    5,171,646       45,201        35,426    36,764,101    58,120,009
Benefit payments........................   (1,577,220)  (1,903,375)    (264,871)     (207,176)   (5,261,921)   (3,280,058)
Payments on termination.................   (9,173,264)  (5,604,981)  (1,803,815)   (1,143,025)  (25,717,322)  (14,008,486)
Contract maintenance charge.............     (296,766)    (302,736)     (35,815)      (40,513)     (723,469)     (410,528)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,637,736)  (1,866,199)     109,447     1,642,087    32,518,546    60,457,687
Adjustment to net assets allocated to
 contract in payout period..............           --           --           --            --            --            --
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................   (9,244,770)  (4,505,645)  (1,949,853)      286,799    37,579,935   100,878,624
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (13,302,103)   7,894,328   (1,803,667)    1,242,042    42,877,262   131,691,340
NET ASSETS AT BEGINNING OF
 PERIOD.................................   93,369,310   85,474,982   13,689,318    12,447,276   272,191,116   140,499,776
                                         ------------  -----------  -----------   -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 80,067,207  $93,369,310  $11,885,651   $13,689,318  $315,068,378  $272,191,116
                                         ============  ===========  ===========   ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,458,044    5,741,050    1,171,742     1,146,124    20,822,219    12,500,880
       Units issued.....................      777,566      975,926      145,190       269,301     7,663,319    12,707,289
       Units redeemed...................   (1,297,920)  (1,258,932)    (310,463)     (243,683)   (4,878,759)   (4,385,950)
                                         ------------  -----------  -----------   -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,937,690    5,458,044    1,006,469     1,171,742    23,606,779    20,822,219
                                         ============  ===========  ===========   ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                   Franklin                 Franklin
                                         Templeton Variable         Templeton Variable       Templeton Variable
                                      Insurance Products Trust   Insurance Products Trust  Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  -------------------------  ----------------------
                                         Franklin Large Cap         Franklin Small Cap     Franklin Small Mid-Cap
                                          Growth Securities          Value Securities         Growth Securities
                                      ------------------------  -------------------------  ----------------------
                                          2007         2006         2007          2006        2007         2006
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (633,704) $  (392,521) $   (734,812) $  (690,790) $  (60,702)  $  (61,568)
Net realized gains (losses)..........   1,777,993      179,233     8,389,622    5,116,697     549,000      188,214
Change in unrealized gains
 (losses)............................   1,903,405    5,099,396   (10,022,446)   5,217,462    (134,975)     128,883
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from operations.....................   3,047,694    4,886,108    (2,367,636)   9,643,369     353,323      255,529
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................  11,796,249   23,568,970     3,352,586    9,447,493      11,972       14,443
Benefit payments.....................  (1,123,215)    (870,966)   (1,145,383)  (1,219,111)    (69,452)     (19,345)
Payments on termination..............  (4,718,055)  (2,356,985)   (8,332,534)  (5,161,069)   (489,573)    (330,855)
Contract maintenance charge..........    (230,791)    (117,290)     (216,051)    (203,215)    (10,765)     (11,685)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   6,084,976    9,321,854    (3,722,013)   6,455,030    (104,715)      55,296
Adjustment to net assets allocated to
 contract in payout period...........          --           --            --           --          --           --
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  11,809,164   29,545,583   (10,063,395)   9,319,128    (662,533)    (292,146)
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  14,856,858   34,431,691   (12,431,031)  18,962,497    (309,210)     (36,617)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  64,820,282   30,388,591    78,437,143   59,474,646   3,789,342    3,825,959
                                      -----------  -----------  ------------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $79,677,140  $64,820,282  $ 66,006,112  $78,437,143  $3,480,132   $3,789,342
                                      ===========  ===========  ============  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   5,670,480    2,902,651     3,842,070    3,216,822     214,884      231,013
       Units issued..................   2,272,093    4,172,037       571,479    1,689,904      11,936       34,860
       Units redeemed................  (1,278,305)  (1,404,208)   (1,111,943)  (1,064,656)    (44,287)     (50,989)
                                      -----------  -----------  ------------  -----------  ----------   ----------
    Units outstanding at end of
     period..........................   6,664,268    5,670,480     3,301,606    3,842,070     182,533      214,884
                                      ===========  ===========  ============  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Franklin                  Franklin                   Franklin
                                      Templeton Variable        Templeton Variable         Templeton Variable
                                   Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  ------------------------  --------------------------
                                           Franklin
                                        U.S. Government          Mutual Discovery       Mutual Shares Securities
                                   ------------------------  ------------------------  --------------------------
                                       2007         2006         2007         2006         2007          2006
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   695,186  $   485,428  $   (57,757) $   (70,421) $   (428,065) $   (596,421)
Net realized gains (losses).......     (65,391)     (58,383)     807,810      343,571    14,794,309     9,310,106
Change in unrealized gains
 (losses).........................     479,939       29,071    1,448,544    1,613,654   (10,363,947)   19,740,964
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   1,109,734      456,116    2,198,597    1,886,804     4,002,297    28,454,649
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,984,016    3,339,996    6,495,058    7,462,018    14,623,337    32,471,263
Benefit payments..................    (330,481)    (171,574)    (120,175)    (177,670)   (3,040,098)   (3,290,161)
Payments on termination...........  (2,017,711)    (898,719)  (1,527,083)    (632,655)  (21,818,339)  (12,119,477)
Contract maintenance charge.......     (65,636)     (51,444)     (79,144)     (16,653)     (608,651)     (461,237)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   3,813,260    2,514,717    7,551,818    6,898,213    10,735,319    27,055,299
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --           --           --            --            --
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......   3,383,448    4,732,976   12,320,474   13,533,253      (108,432)   43,655,687
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   4,493,182    5,189,092   14,519,071   15,420,057     3,893,865    72,110,336
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  20,542,016   15,352,924   18,246,492    2,826,435   219,783,945   147,673,609
                                   -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $25,035,198  $20,542,016  $32,765,563  $18,246,492  $223,677,810  $219,783,945
                                   ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,941,233    1,485,387    1,514,918      248,397    13,385,986    10,392,014
       Units issued...............     930,061      854,783    1,578,479    1,527,131     3,142,806     6,458,698
       Units redeemed.............    (616,177)    (398,937)    (545,389)    (260,610)   (3,221,569)   (3,464,726)
                                   -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.......................   2,255,117    1,941,233    2,548,008    1,514,918    13,307,223    13,385,986
                                   ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                           Franklin                   Franklin                  Franklin
                                      Templeton Variable         Templeton Variable        Templeton Variable
                                   Insurance Products Trust   Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account               Sub-Account
                                   ------------------------  --------------------------  ----------------------
                                     Templeton Developing             Templeton                 Templeton
                                      Markets Securities         Foreign Securities      Global Income Securities
                                   ------------------------  --------------------------  ----------------------
                                       2007         2006         2007          2006         2007         2006
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   297,883  $  (195,407) $    786,800  $   (635,176) $   47,816   $   60,505
Net realized gains (losses).......   6,586,677    2,296,772    17,958,580     3,429,229      95,809      103,929
Change in unrealized gains
 (losses).........................   3,407,689    5,850,490    10,316,664    27,431,164     183,680      238,558
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from operations..................  10,292,249    7,951,855    29,062,044    30,225,217     327,305      402,992
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   3,593,280    6,442,389    21,377,720    43,975,718      20,755        2,741
Benefit payments..................    (422,241)    (247,573)   (3,025,981)   (2,546,417)    (90,727)     (57,044)
Payments on termination...........  (3,157,218)  (2,044,411)  (19,934,693)  (10,778,126)   (530,639)    (876,042)
Contract maintenance charge.......    (138,253)    (102,363)     (605,770)     (388,724)     (7,733)      (8,253)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..............................     772,740   (1,820,352)    6,173,189    21,258,084     267,988       34,196
Adjustment to net assets allocated
 to contract in payout period.....          --           --            --            --          --           --
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions.......     648,308    2,227,690     3,984,465    51,520,535    (340,356)    (904,402)
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  10,940,557   10,179,545    33,046,509    81,745,752     (13,051)    (501,410)
NET ASSETS AT BEGINNING
 OF PERIOD........................  39,373,827   29,194,282   206,971,216   125,225,464   3,600,016    4,101,426
                                   -----------  -----------  ------------  ------------  ----------   ----------
NET ASSETS AT END OF
 PERIOD........................... $50,314,384  $39,373,827  $240,017,725  $206,971,216  $3,586,965   $3,600,016
                                   ===========  ===========  ============  ============  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,202,117    1,123,311    11,792,955     8,678,760     219,247      271,671
       Units issued...............     327,671      502,396     2,720,556     5,628,615      32,410       26,357
       Units redeemed.............    (317,102)    (423,590)   (2,689,699)   (2,514,420)    (52,725)     (78,781)
                                   -----------  -----------  ------------  ------------  ----------   ----------
    Units outstanding at end of
     period.......................   1,212,686    1,202,117    11,823,812    11,792,955     198,932      219,247
                                   ===========  ===========  ============  ============  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin
                                             Templeton Variable     Goldman Sachs Variable  Goldman Sachs Variable
                                          Insurance Products Trust    Insurance Trust          Insurance Trust
                                                 Sub-Account            Sub-Account              Sub-Account
                                          ------------------------  ---------------------  -----------------------
                                                  Templeton
                                              Growth Securities     VIT Capital Growth      VIT Growth and Income
                                          ------------------------  ---------------------  -----------------------
                                              2007         2006       2007        2006         2007        2006
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (3,142) $    (7,929) $   (675)   $ (1,031)  $    13,083  $   21,743
Net realized gains (losses)..............     752,047      518,263     1,001        (396)    1,085,500     434,310
Change in unrealized gains (losses)......    (675,336)     495,721     3,973       5,774    (1,153,033)    860,685
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      73,569    1,006,055     4,299       4,347       (54,450)  1,316,738
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,915       23,619        --          --       111,920   2,690,504
Benefit payments.........................     (52,734)     (63,140)       --          --      (117,767)    (77,562)
Payments on termination..................  (1,421,818)  (1,523,433)  (29,179)    (14,833)     (463,070)   (270,431)
Contract maintenance charge..............      (1,114)      (1,355)      (35)        (49)      (35,687)    (22,036)
Transfers among the sub-accounts and with
 the Fixed Account--net..................    (295,024)     (34,940)    2,833      (1,458)    1,264,312     882,111
Adjustment to net assets allocated to
 contract in payout period...............          --           --        --          --            --          --
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,736,775)  (1,599,249)  (26,381)    (16,340)      759,708   3,202,586
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,663,206)    (593,194)  (22,082)    (11,993)      705,258   4,519,324
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,394,661    5,987,855    61,702      73,695     9,037,250   4,517,926
                                          -----------  -----------   --------   --------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 3,731,455  $ 5,394,661  $ 39,620    $ 61,702   $ 9,742,508  $9,037,250
                                          ===========  ===========   ========   ========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     287,744      375,369     6,677       8,672       712,484     429,459
       Units issued......................      29,360       28,544       232          --       200,565     407,922
       Units redeemed....................    (126,671)    (116,169)   (2,816)     (1,995)     (133,769)   (124,897)
                                          -----------  -----------   --------   --------   -----------  ----------
    Units outstanding at end of period...     190,433      287,744     4,093       6,677       779,280     712,484
                                          ===========  ===========   ========   ========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Goldman Sachs Variable   Goldman Sachs Variable    Goldman Sachs Variable
                                              Insurance Trust       Insurance Trust              Insurance Trust
                                                Sub-Account           Sub-Account                  Sub-Account
                                         ------------------------  ---------------------    ------------------------
                                                                     VIT Strategic               VIT Structured
                                             VIT Mid Cap Value     International Equity (l)   Small Cap Equity Fund
                                         ------------------------  ---------------------    ------------------------
                                             2007         2006       2007         2006          2007         2006
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (94,609) $   (67,561) $    26      $    (87)   $  (284,774) $  (179,774)
Net realized gains (losses).............   1,420,051    1,053,688    1,160        (1,651)     1,973,793    1,703,617
Change in unrealized gains (losses).....  (1,125,498)     262,155     (720)        3,984     (5,844,495)     227,018
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 operations.............................     199,944    1,248,282      466         2,246     (4,155,476)   1,750,861
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      10,170    2,120,322       --            --        141,049    6,260,883
Benefit payments........................    (234,265)     (54,636)      --            --       (314,978)    (216,889)
Payments on termination.................    (683,690)    (422,901)  (1,395)      (27,384)    (1,038,386)    (623,213)
Contract maintenance charge.............     (35,403)     (31,846)      --            --        (74,545)     (54,509)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (517,242)    (201,274)       1            24      1,189,685    2,551,099
Adjustment to net assets allocated to
 contract in payout period..............          --           --       --            --             --           --
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (1,460,430)   1,409,665   (1,394)      (27,360)       (97,175)   7,917,371
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,260,486)   2,657,947     (928)      (25,114)    (4,252,651)   9,668,232
NET ASSETS AT BEGINNING OF
 PERIOD.................................  10,255,117    7,597,170    7,414        32,528     23,571,650   13,903,418
                                         -----------  -----------   -------      --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 8,994,631  $10,255,117  $ 6,486      $  7,414    $19,318,999  $23,571,650
                                         ===========  ===========   =======      ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     788,522      667,470      479         2,596      1,871,412    1,213,576
       Units issued.....................      27,651      271,295       --            --        205,211      942,432
       Units redeemed...................    (131,322)    (150,243)     (82)       (2,117)      (199,905)    (284,596)
                                         -----------  -----------   -------      --------   -----------  -----------
    Units outstanding at end of
     period.............................     684,851      788,522      397           479      1,876,718    1,871,412
                                         ===========  ===========   =======      ========   ===========  ===========

--------
(l)Previously known as VIT International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Goldman Sachs Variable                      Janus Aspen Series
                                                       Insurance Trust      Janus Aspen Series (Service Shares)
                                                         Sub-Account           Sub-Account        Sub-Account
                                                  ------------------------  ----------------   ----------------
                                                       VIT Structured                            Foreign Stock
                                                      U.S. Equity Fund       Forty Portfolio   (Service Shares)
                                                  ------------------------  ----------------   ----------------
                                                      2007         2006       2007      2006     2007      2006
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (87,660) $   (47,159) $  (296)  $  (238) $   (60)  $    44
Net realized gains (losses)......................   1,243,676      159,856    3,517        78    1,459     1,449
Change in unrealized gains (losses)..............  (1,608,240)   1,086,499    4,599     1,758    6,282     5,042
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from operations    (452,224)   1,199,196    7,820     1,598    7,681     6,535
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     159,398    4,983,934      176        48       --        --
Benefit payments.................................    (196,566)    (164,245)      --        --       --        --
Payments on termination..........................    (655,138)    (381,320)  (6,662)       --       --        --
Contract maintenance charge......................     (50,974)     (30,001)     (36)      (36)      --       (35)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   1,415,408      837,107     (434)       30       (1)       (1)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --       --        --       --        --
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from contract
 transactions....................................     672,128    5,245,475   (6,956)       42       (1)      (36)
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS................     219,904    6,444,671      864     1,640    7,680     6,499
NET ASSETS AT BEGINNING OF PERIOD................  13,961,733    7,517,062   22,303    20,663   46,624    40,125
                                                  -----------  -----------  -------   -------  -------   -------
NET ASSETS AT END OF PERIOD...................... $14,181,637  $13,961,733  $23,167   $22,303  $54,304   $46,624
                                                  ===========  ===========  =======   =======  =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,117,308      668,460    1,637     1,633    2,452     2,454
       Units issued..............................     167,366      662,915       12         7       --        --
       Units redeemed............................    (102,938)    (214,067)    (389)       (3)      --        (2)
                                                  -----------  -----------  -------   -------  -------   -------
    Units outstanding at end of period...........   1,181,736    1,117,308    1,260     1,637    2,452     2,452
                                                  ===========  ===========  =======   =======  =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                        Legg Mason
                                                                                     Legg Mason          Partners
                                                              Lazard              Partners Variable      Variable
                                                         Retirement Series, Inc.  Portfolios I, Inc  Portfolios I, Inc
                                                            Sub-Account              Sub-Account        Sub-Account
                                                         ----------------------  ------------------  -----------------
                                                                                                        Legg Mason
                                                                                                         Variable
                                                                                 Legg Mason Variable Fundamental Value
                                                         Emerging Markets        All Cap Portfolio I     Portfolio
                                                         ----------------------  ------------------  -----------------
                                                           2007        2006      2007 (i)(m)  2006      2007 (m)(n)
                                                          -------     -------    ----------- ------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $  (138)    $  (232)      $   (14)  $   (7)      $   17
Net realized gains (losses).............................   8,378       3,299         2,302      289          378
Change in unrealized gains (losses).....................  (1,883)      2,566        (1,911)     768         (805)
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from operations.......   6,357       5,633           377    1,050         (410)
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................     132          36           222       72           42
Benefit payments........................................      --          --            --       --           --
Payments on termination.................................      --      (3,571)           --       --           --
Contract maintenance charge.............................     (22)        (23)           (2)      (2)          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................  (9,201)       (147)       (8,079)     (30)       8,181
Adjustment to net assets allocated to contract in payout
 period.................................................      --          --            --       --           --
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from contract
 transactions...........................................  (9,091)     (3,705)       (7,859)      40        8,223
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS.......................  (2,734)      1,928        (7,482)   1,090        7,813
NET ASSETS AT BEGINNING OF PERIOD.......................  23,931      22,003         7,482    6,392           --
                                                          -------     -------      -------   ------       ------
NET ASSETS AT END OF PERIOD............................. $21,197     $23,931       $    --   $7,482       $7,813
                                                          =======     =======      =======   ======       ======
UNITS OUTSTANDING
    Units outstanding at beginning of period............     593         698           522      519           --
       Units issued.....................................       3           1            15        5          823
       Units redeemed...................................    (196)       (106)         (537)      (2)          --
                                                          -------     -------      -------   ------       ------
    Units outstanding at end of period..................     400         593            --      522          823
                                                          =======     =======      =======   ======       ======

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Legg Mason
                                          Partners Variable
                                          Portfolios I, Inc      Lord Abbett Series Fund   Lord Abbett Series Fund
                                            Sub-Account                Sub-Account               Sub-Account
                                          --------------------  ------------------------  ------------------------
                                          Legg Mason Variable
                                          Investors Portfolio I         All Value              Bond-Debenture
                                          --------------------  ------------------------  ------------------------
                                            2007       2006         2007         2006         2007         2006
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (25)    $   16    $  (179,380) $  (130,299) $ 1,930,583  $ 1,517,392
Net realized gains (losses)..............     307        242        987,631      639,158      237,322       22,402
Change in unrealized gains (losses)......     (65)     1,086        (48,028)     918,165     (490,966)     474,598
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     217      1,344        760,223    1,427,024    1,676,939    2,014,392
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     308         84      1,170,345    3,364,589    6,377,311   12,145,593
Benefit payments.........................      --         --       (152,281)    (105,446)    (578,215)    (550,045)
Payments on termination..................      --         --     (1,034,986)    (779,727)  (2,518,942)  (1,595,456)
Contract maintenance charge..............      (2)        (2)       (36,088)     (28,385)    (113,137)     (61,694)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      88        (47)       (61,280)   1,993,871    2,791,571    4,330,037
Adjustment to net assets allocated to
 contract in payout period...............      --         --             --           --           --           --
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     394         35       (114,290)   4,444,902    5,958,588   14,268,435
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     611      1,379        645,933    5,871,926    7,635,527   16,282,827
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,493      8,114     14,733,944    8,862,018   34,209,459   17,926,632
                                           -------     ------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $10,104     $9,493    $15,379,877  $14,733,944  $41,844,986  $34,209,459
                                           =======     ======   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     710        707      1,138,401      772,490    3,076,508    1,734,902
       Units issued......................      29          7        238,572      711,269    1,284,971    2,088,836
       Units redeemed....................      --         (4)      (245,196)    (345,358)    (762,369)    (747,230)
                                           -------     ------   -----------  -----------  -----------  -----------
    Units outstanding at end of period...     739        710      1,131,777    1,138,401    3,599,110    3,076,508
                                           =======     ======   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Lord Abbett Series Fund   Lord Abbett Series Fund   Lord Abbett Series Fund
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                       Growth and Income       Growth Opportunities          Mid-Cap Value
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (145,347) $    (5,844) $  (284,548) $  (138,881) $  (650,317) $  (501,302)
Net realized gains (losses).......   3,957,643    1,572,156    2,108,329      197,879    7,503,990    4,203,184
Change in unrealized gains
 (losses).........................  (3,004,609)   3,119,252    1,237,111      507,504   (7,453,554)   1,084,451
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................     807,687    4,685,564    3,060,892      566,502     (599,881)   4,786,333
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   5,688,392   12,025,935    4,548,894    5,985,673    3,600,279   15,810,164
Benefit payments..................  (1,138,429)    (681,452)    (267,892)     (76,682)    (549,574)    (636,683)
Payments on termination...........  (2,650,348)  (1,767,363)    (872,278)    (468,617)  (3,266,531)  (2,482,134)
Contract maintenance charge.......    (139,396)     (82,833)     (51,206)     (18,050)    (151,059)    (106,100)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   4,818,061    5,484,554    1,493,866    1,799,852      777,826   (1,534,671)
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......   6,578,280   14,978,841    4,851,384    7,222,176      410,941   11,050,576
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   7,385,967   19,664,405    7,912,276    7,788,678     (188,940)  15,836,909
NET ASSETS AT BEGINNING
 OF PERIOD........................  43,120,042   23,455,637   13,056,701    5,268,023   52,335,760   36,498,851
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $50,506,009  $43,120,042  $20,968,977  $13,056,701  $52,146,820  $52,335,760
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,372,287    2,117,372    1,071,541      459,246    3,997,420    3,078,923
       Units issued...............   1,228,738    1,917,098      664,271      825,437      953,620    2,332,249
       Units redeemed.............    (722,392)    (662,183)    (292,979)    (213,142)    (927,367)  (1,413,752)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   3,878,633    3,372,287    1,442,833    1,071,541    4,023,673    3,997,420
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable           MFS Variable           MFS Variable
                                              Insurance Trust        Insurance Trust        Insurance Trust
                                                Sub-Account            Sub-Account            Sub-Account
                                          ----------------------  --------------------  ----------------------
                                            MFS Emerging Growth      MFS High Income      MFS Investors Trust
                                          ----------------------  --------------------  ----------------------
                                             2007        2006        2007       2006       2007        2006
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (26,649) $  (33,618) $  40,794  $  50,564  $  (16,903) $  (29,859)
Net realized gains (losses)..............   (159,073)   (259,158)     2,662      8,549     193,258     101,372
Change in unrealized gains (losses)......    526,788     431,639    (41,832)     7,209     117,739     317,706
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    341,066     138,863      1,624     66,322     294,094     389,219
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      3,020      15,325      2,244      4,978      16,343      29,725
Benefit payments.........................    (54,799)    (16,256)    (7,057)    (4,015)    (41,224)    (13,328)
Payments on termination..................   (634,863)   (491,839)  (114,615)  (195,798)   (411,359)   (572,481)
Contract maintenance charge..............     (1,160)     (1,525)      (369)      (397)     (1,824)     (2,060)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (126,587)    (93,818)   115,155    (11,447)   (178,120)   (111,852)
Adjustment to net assets allocated to
 contract in payout period...............         --          --         --         --          --          --
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (814,389)   (588,113)    (4,642)  (206,679)   (616,184)   (669,996)
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (473,323)   (449,250)    (3,018)  (140,357)   (322,090)   (280,777)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,191,761   2,641,011    732,351    872,708   3,493,026   3,773,803
                                          ----------  ----------  ---------  ---------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,718,438  $2,191,761  $ 729,333  $ 732,351  $3,170,936  $3,493,026
                                          ==========  ==========  =========  =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    246,730     318,584     55,932     72,676     333,637     401,229
       Units issued......................     10,906      13,153     11,652      5,578       6,389      12,017
       Units redeemed....................    (99,233)    (85,007)   (12,158)   (22,322)    (61,572)    (79,609)
                                          ----------  ----------  ---------  ---------  ----------  ----------
    Units outstanding at end of period...    158,403     246,730     55,426     55,932     278,454     333,637
                                          ==========  ==========  =========  =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable            MFS Variable            MFS Variable
                                              Insurance Trust         Insurance Trust         Insurance Trust
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                             MFS New Discovery         MFS Research          MFS Research Bond
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (44,114) $  (45,777) $   (9,913) $  (14,826) $   49,769  $   77,892
Net realized gains (losses)..............    376,517     174,813      17,597     (42,889)     (7,421)     (1,011)
Change in unrealized gains (losses)......   (268,786)    255,446     131,336     185,994      23,280     (12,881)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     63,617     384,482     139,020     128,279      65,628      64,000
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     31,910      53,029       1,800       1,750      20,339      25,378
Benefit payments.........................    (28,255)    (78,993)         --     (49,962)    (12,675)     (2,178)
Payments on termination..................   (501,715)   (427,155)   (316,122)   (350,871)   (367,441)   (440,158)
Contract maintenance charge..............     (2,472)     (2,861)       (508)       (660)     (1,285)     (1,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     82,518     (42,283)    (60,800)    (62,365)     11,329    (152,889)
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (418,014)   (498,263)   (375,630)   (462,108)   (349,733)   (571,285)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (354,397)   (113,781)   (236,610)   (333,829)   (284,105)   (507,285)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,434,323   3,548,104   1,421,392   1,755,221   2,489,412   2,996,697
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,079,926  $3,434,323  $1,184,782  $1,421,392  $2,205,307  $2,489,412
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    225,646     261,050     151,782     205,229     173,049     213,972
       Units issued......................     23,093      28,546         579      13,649       8,673       7,263
       Units redeemed....................    (49,277)    (63,950)    (37,771)    (67,096)    (32,658)    (48,186)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    199,462     225,646     114,590     151,782     149,064     173,049
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable     MFS Variable Insurance MFS Variable Insurance
                                                    Insurance Trust    Trust (Service Class)  Trust (Service Class)
                                                      Sub-Account          Sub-Account            Sub-Account
                                                  -------------------  ---------------------  ---------------------
                                                                           MFS Emerging          MFS Investors
                                                     MFS Utilities     Growth (Service Class) Trust (Service Class)
                                                  -------------------  ---------------------  ---------------------
                                                     2007      2006       2007       2006        2007       2006
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (1,730) $    981  $  (8,871)  $ (9,657)  $  (7,283)  $ (9,498)
Net realized gains (losses)......................    68,526    18,900     40,766     19,308      56,057     16,964
Change in unrealized gains (losses)..............    23,530    49,521     65,494     21,182      12,876     69,692
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from
 operations......................................    90,326    69,402     97,389     30,833      61,650     77,158
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       500        --         34     14,414         400      4,400
Benefit payments.................................        --        --     (4,888)        --          --         --
Payments on termination..........................  (143,429)  (29,293)   (79,554)   (49,150)   (142,726)   (56,694)
Contract maintenance charge......................       (95)      (70)      (120)      (169)       (235)      (270)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   144,578   136,852    (46,321)   (60,926)     (2,577)     1,464
Adjustment to net assets allocated to contract in
 payout period...................................        --        --         --         --          --         --
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................     1,554   107,489   (130,849)   (95,831)   (145,138)   (51,100)
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS................    91,880   176,891    (33,460)   (64,998)    (83,488)    26,058
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   350,317   173,426    568,991    633,989     759,285    733,227
                                                  ---------  --------  ---------   --------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $ 442,197  $350,317  $ 535,531   $568,991   $ 675,797   $759,285
                                                  =========  ========  =========   ========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    19,718    12,639     65,732     77,772      71,783     76,944
       Units issued..............................     7,198     9,021      1,372      2,530       4,498        891
       Units redeemed............................    (7,280)   (1,942)   (14,795)   (14,570)    (17,148)    (6,052)
                                                  ---------  --------  ---------   --------   ---------   --------
    Units outstanding at end of period...........    19,636    19,718     52,309     65,732      59,133     71,783
                                                  =========  ========  =========   ========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance    MFS Variable Insurance MFS Variable Insurance
                                           Trust (Service Class)    Trust (Service Class)   Trust (Service Class)
                                                Sub-Account             Sub-Account              Sub-Account
                                          ------------------------  ---------------------  ----------------------
                                                  MFS New              MFS Research             MFS Utilities
                                          Discovery (Service Class)   (Service Class)          (Service Class)
                                          ------------------------  ---------------------  ----------------------
                                             2007         2006        2007        2006        2007        2006
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,462)  $  (16,450)  $ (4,992)   $ (5,289)  $  (14,699) $    5,182
Net realized gains (losses)..............    183,723       48,438     22,768       6,257      251,477      82,715
Change in unrealized gains (losses)......   (154,066)      82,394     32,952      35,054      213,263     297,293
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................     17,195      114,382     50,728      36,022      450,041     385,190
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        446          415         --       4,000        6,200       1,200
Benefit payments.........................     (6,985)      (6,761)   (36,008)     (9,900)    (111,437)     (5,981)
Payments on termination..................    (41,852)     (31,226)   (24,502)     (4,734)     (74,658)    (39,313)
Contract maintenance charge..............       (137)        (161)      (105)       (131)        (166)       (152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (313,996)     (67,256)     2,381        (642)      89,825      21,629
Adjustment to net assets allocated to
 contract in payout period...............         --           --         --          --           --          --
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (362,524)    (104,989)   (58,234)    (11,407)     (90,236)    (22,617)
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (345,329)       9,393     (7,506)     24,615      359,805     362,573
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,084,212    1,074,819    463,747     439,132    1,714,985   1,352,412
                                          ----------   ----------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD.............. $  738,883   $1,084,212   $456,241    $463,747   $2,074,790  $1,714,985
                                          ==========   ==========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    105,850      116,499     46,017      47,123      100,259     102,036
       Units issued......................      4,994        2,953      6,150       1,866       23,765       3,019
       Units redeemed....................    (39,686)     (13,602)   (11,447)     (2,972)     (27,759)     (4,796)
                                          ----------   ----------    --------   --------   ----------  ----------
    Units outstanding at end of period...     71,158      105,850     40,720      46,017       96,265     100,259
                                          ==========   ==========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley Variable     Morgan Stanley Variable      Morgan Stanley Variable
                                          Investment Series           Investment Series            Investment Series
                                             Sub-Account                 Sub-Account                  Sub-Account
                                      ------------------------  ----------------------------  ---------------------------
                                          Aggressive Equity            Dividend Growth                   Equity
                                      ------------------------  ----------------------------  ---------------------------
                                          2007         2006          2007           2006          2007           2006
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (393,588) $  (473,300) $    (714,983) $    (194,645) $ (2,972,564) $  (5,578,912)
Net realized gains (losses)..........   2,001,915      953,662     31,684,179     34,762,181     1,961,555    (14,893,745)
Change in unrealized gains
 (losses)............................   2,806,423    1,405,224    (17,627,307)     7,154,714    56,773,361     28,636,442
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from operations.....................   4,414,750    1,885,586     13,341,889     41,722,250    55,762,352      8,163,785
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       3,223        7,829        158,175        149,457        93,682         88,299
Benefit payments.....................    (483,337)    (611,392)   (15,126,717)   (17,611,190)   (9,663,610)   (11,322,755)
Payments on termination..............  (6,879,110)  (7,667,273)   (79,545,799)  (103,692,637)  (68,641,545)   (84,430,736)
Contract maintenance charge..........     (15,530)     (20,317)      (194,143)      (253,499)     (162,984)      (209,754)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (1,592,030)     181,198    (14,496,842)   (26,332,358)  (15,009,676)   (20,497,074)
Adjustment to net assets allocated
 to contract in payout period........          --           --             --             --            --             --
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions..........  (8,966,784)  (8,109,955)  (109,205,326)  (147,740,227)  (93,384,133)  (116,372,020)
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,552,034)  (6,224,369)   (95,863,437)  (106,017,977)  (37,621,781)  (108,208,235)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  28,821,262   35,045,631    439,540,679    545,558,656   351,734,403    459,942,638
                                      -----------  -----------  -------------  -------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.............................. $24,269,228  $28,821,262  $ 343,677,242  $ 439,540,679  $314,112,622  $ 351,734,403
                                      ===========  ===========  =============  =============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   2,251,696    2,887,419     13,870,277     18,423,901    10,129,991     13,231,478
       Units issued..................     142,524      356,447        711,025        875,567       544,305        696,111
       Units redeemed................    (787,352)    (992,170)    (3,886,584)    (5,429,191)   (2,773,731)    (3,797,598)
                                      -----------  -----------  -------------  -------------  ------------  -------------
    Units outstanding at end of
     period..........................   1,606,868    2,251,696     10,694,718     13,870,277     7,900,565     10,129,991
                                      ===========  ===========  =============  =============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                                European                    Global                 Global Dividend
                                                 Growth                    Advantage                   Growth
                                       --------------------------  ------------------------  --------------------------
                                           2007          2006          2007         2006         2007          2006
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $    303,775  $    417,502  $   (85,763) $  (111,076) $    717,665  $    962,856
Net realized gains (losses)...........   12,048,509     9,504,835    1,228,588      241,239    25,605,213    12,757,212
Change in unrealized gains
 (losses).............................    4,194,483    23,298,391      989,819    2,401,932   (17,790,510)   15,206,142
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   16,546,767    33,220,728    2,132,644    2,532,095     8,532,368    28,926,210
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................       68,577        81,754        1,854        1,330        85,652       131,666
Benefit payments......................   (3,609,227)   (3,886,315)    (735,163)    (435,918)   (4,266,379)   (5,768,065)
Payments on termination...............  (24,615,017)  (29,320,390)  (3,726,068)  (3,852,317)  (29,587,176)  (35,074,220)
Contract maintenance charge...........      (56,106)      (66,528)      (7,836)      (9,582)      (62,767)      (76,085)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (1,878,160)   (3,493,874)     (51,279)    (277,265)   (2,621,915)   (3,659,441)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (30,089,933)  (36,685,353)  (4,518,492)  (4,573,752)  (36,452,585)  (44,446,145)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (13,543,166)   (3,464,625)  (2,385,848)  (2,041,657)  (27,920,217)  (15,519,935)
NET ASSETS AT BEGINNING
 OF PERIOD............................  131,420,105   134,884,730   15,727,786   17,769,443   154,443,261   169,963,196
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $117,876,939  $131,420,105  $13,341,938  $15,727,786  $126,523,044  $154,443,261
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,921,327     5,072,356    1,555,728    2,048,111     6,386,812     8,403,349
       Units issued...................      305,118       290,117      168,485      170,530       401,029       611,588
       Units redeemed.................   (1,086,736)   (1,441,146)    (582,996)    (662,913)   (1,776,852)   (2,628,125)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    3,139,709     3,921,327    1,141,217    1,555,728     5,010,989     6,386,812
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Morgan Stanley
                                                                                                       Variable
                                                 Morgan Stanley Variable   Morgan Stanley Variable    Investment
                                                    Investment Series         Investment Series         Series
                                                       Sub-Account               Sub-Account         Sub-Account
                                                ------------------------  ------------------------  --------------
                                                                                   Income
                                                       High Yield                  Builder           Information
                                                ------------------------  ------------------------  --------------
                                                    2007         2006         2007         2006       2006 (ag)
                                                -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,234,507  $ 1,667,077  $   388,395  $   404,989   $   (18,164)
Net realized gains (losses)....................  (3,977,103)  (5,213,819)   3,195,823    1,342,172        26,231
Change in unrealized gains (losses)............   3,426,054    5,704,225   (2,917,413)   2,260,939      (174,048)
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations....................................     683,458    2,157,483      666,805    4,008,100      (165,981)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................       6,006       25,076       14,838       19,027         3,003
Benefit payments...............................  (1,184,492)  (1,121,071)    (561,291)  (1,154,484)      (36,961)
Payments on termination........................  (4,332,205)  (5,810,878)  (6,791,108)  (8,185,181)     (221,267)
Contract maintenance charge....................     (15,000)     (19,275)     (12,483)     (15,597)         (780)
Transfers among the sub-accounts and with the
 Fixed Account--net............................  (1,063,505)  (2,411,229)      92,145      991,258    (2,510,401)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --           --           --            --
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,589,196)  (9,337,377)  (7,257,899)  (8,344,977)   (2,766,406)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (5,905,738)  (7,179,894)  (6,591,094)  (4,336,877)   (2,932,387)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  26,456,357   33,636,251   32,763,899   37,100,776     2,932,387
                                                -----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD.................... $20,550,619  $26,456,357  $26,172,805  $32,763,899   $        --
                                                ===========  ===========  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,214,697    2,985,855    1,892,946    2,399,004       619,357
       Units issued............................     195,674      194,148      146,040      281,739        72,085
       Units redeemed..........................    (725,675)    (965,306)    (555,757)    (787,797)     (691,442)
                                                -----------  -----------  -----------  -----------   -----------
    Units outstanding at end of period.........   1,684,696    2,214,697    1,483,229    1,892,946            --
                                                ===========  ===========  ===========  ===========   ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable    Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series          Investment Series           Investment Series
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                                Limited                                            Quality Income
                                               Duration                 Money Market                    Plus
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $ 1,067,062  $ 1,180,617  $  3,864,808  $  4,118,902  $  6,163,966  $  7,177,663
Net realized gains (losses)...........    (467,420)    (595,568)           --            --      (164,034)   (1,418,560)
Change in unrealized gains
 (losses).............................    (132,995)     398,998            --            --       897,473     1,029,568
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................     466,647      984,047     3,864,808     4,118,902     6,897,405     6,788,671
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      19,354       25,820        65,543       169,174        51,207        86,339
Benefit payments......................    (957,344)  (1,165,512)   (9,381,998)  (11,900,489)   (7,086,265)   (8,176,248)
Payments on termination...............  (8,064,661)  (9,882,177)  (53,136,743)  (57,654,294)  (30,961,784)  (37,661,706)
Contract maintenance charge...........     (11,872)     (15,587)      (48,797)      (61,080)      (58,999)      (77,418)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     933,105    1,816,067    38,010,614    55,568,304     5,391,772    (9,661,452)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (8,081,418)  (9,221,389)  (24,491,381)  (13,878,385)  (32,664,069)  (55,490,485)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (7,614,771)  (8,237,342)  (20,626,573)   (9,759,483)  (25,766,664)  (48,701,814)
NET ASSETS AT BEGINNING
 OF PERIOD............................  32,271,153   40,508,495   124,279,183   134,038,666   170,943,218   219,645,032
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $24,656,382  $32,271,153  $103,652,610  $124,279,183  $145,176,554  $170,943,218
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,750,259    3,544,809     8,633,808     9,493,953     7,369,620     9,928,902
       Units issued...................     354,237      606,896     5,564,392     7,636,903       986,769       655,636
       Units redeemed.................  (1,033,073)  (1,401,446)   (7,305,076)   (8,497,048)   (2,210,393)   (3,214,918)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,071,423    2,750,259     6,893,124     8,633,808     6,145,996     7,369,620
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series           Investment Series           Investment Series
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                             S&P 500 Index                Strategist                   Utilities
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $    212,570  $    142,206  $  2,986,996  $  3,038,735  $    594,663  $    883,493
Net realized gains (losses)..........    5,228,472     4,617,543    28,981,564    25,722,573    20,614,867     3,196,079
Change in unrealized gains
 (losses)............................   (2,463,055)    6,279,572   (16,031,151)    3,440,853     1,359,484    18,557,451
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    2,977,987    11,039,321    15,937,409    32,202,161    22,569,014    22,637,023
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       24,168       101,505       129,464       117,638        59,555        69,838
Benefit payments.....................   (2,211,458)   (2,400,915)   (8,079,336)   (7,419,152)   (4,038,711)   (5,558,120)
Payments on termination..............  (16,276,013)  (23,044,197)  (41,007,189)  (50,505,900)  (25,753,928)  (23,863,272)
Contract maintenance charge..........      (34,443)      (45,155)      (84,944)     (107,048)      (52,825)      (63,075)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (1,733,571)   (4,431,405)   (4,308,487)   (3,853,030)   (1,668,265)   (4,880,078)
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (20,231,317)  (29,820,167)  (53,350,492)  (61,767,492)  (31,454,174)  (34,294,707)
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (17,253,330)  (18,780,846)  (37,413,083)  (29,565,331)   (8,885,160)  (11,657,684)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   77,960,121    96,740,967   241,744,152   271,309,483   132,186,466   143,844,150
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 60,706,791  $ 77,960,121  $204,331,069  $241,744,152  $123,301,306  $132,186,466
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    6,425,180     9,062,575     8,247,845    10,340,403     5,184,390     6,612,354
       Units issued..................      558,538       711,248       537,819       562,314       338,157       434,126
       Units redeemed................   (2,147,245)   (3,348,643)   (2,229,762)   (2,654,872)   (1,357,652)   (1,862,090)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    4,836,473     6,425,180     6,555,902     8,247,845     4,164,895     5,184,390
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley             Morgan Stanley              Morgan Stanley
                                          Variable Investment        Variable Investment         Variable Investment
                                        Series (Class Y Shares)    Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                              Aggressive
                                                Equity                 Dividend Growth                 Equity
                                           (Class Y Shares)           (Class Y Shares)            (Class Y Shares)
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (515,166) $  (517,455) $   (919,308) $   (765,839) $ (1,749,882) $ (1,953,997)
Net realized gains (losses)...........   3,007,948    1,170,960     6,288,953     3,428,806     6,909,177     2,712,236
Change in unrealized gains
 (losses).............................   2,238,906      982,649    (2,220,495)    8,259,746    12,232,408     1,444,336
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   4,731,688    1,636,154     3,149,150    10,922,713    17,391,703     2,202,575
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      53,639      435,406       584,596     1,374,178       252,476     3,813,370
Benefit payments......................    (526,047)    (163,210)   (2,202,152)   (1,990,244)   (1,785,218)   (1,384,532)
Payments on termination...............  (5,179,925)  (2,381,447)  (15,832,046)  (10,252,569)  (15,870,128)   (9,142,207)
Contract maintenance charge...........     (28,737)     (31,527)     (145,724)     (158,275)     (192,522)     (188,122)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (1,443,408)   2,369,404    (5,460,633)   (6,438,134)   (6,714,618)   (4,398,846)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (7,124,478)     228,626   (23,055,959)  (17,465,044)  (24,310,010)  (11,300,337)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,392,790)   1,864,780   (19,906,809)   (6,542,331)   (6,918,307)   (9,097,762)
NET ASSETS AT BEGINNING
 OF PERIOD............................  30,430,084   28,565,304   129,082,212   135,624,543   110,188,955   119,286,717
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $28,037,294  $30,430,084  $109,175,403  $129,082,212  $103,270,648  $110,188,955
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,987,465    2,998,642    10,200,997    11,696,485    10,777,314    12,194,766
       Units issued...................     271,204      542,561       517,411       701,960       573,399     1,314,193
       Units redeemed.................    (924,038)    (553,738)   (2,266,522)   (2,197,448)   (2,802,544)   (2,731,645)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,334,631    2,987,465     8,451,886    10,200,997     8,548,169    10,777,314
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley            Morgan Stanley             Morgan Stanley
                                      Variable Investment        Variable Investment       Variable Investment
                                    Series (Class Y Shares)    Series (Class Y Shares)   Series (Class Y Shares)
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  ------------------------  -------------------------
                                                                       Global                     Global
                                        European Growth               Advantage              Dividend Growth
                                        (Class Y Shares)          (Class Y Shares)           (Class Y Shares)
                                   -------------------------  ------------------------  -------------------------
                                       2007          2006         2007         2006         2007          2006
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (133,528) $   (97,224) $  (113,839) $  (123,326) $    (22,578) $    35,401
Net realized gains (losses).......    4,606,744    1,685,261      724,951      289,235    11,838,868    4,391,432
Change in unrealized gains
 (losses).........................      938,815    8,437,348      808,110    1,383,493    (8,195,036)   7,970,462
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations..................    5,412,031   10,025,385    1,419,222    1,549,402     3,621,254   12,397,295
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       73,517      362,219       24,052       48,033       376,614    1,068,615
Benefit payments..................     (584,624)    (373,813)    (107,850)     (79,712)   (2,103,029)    (949,328)
Payments on termination...........   (7,717,201)  (3,038,802)  (1,494,283)  (1,081,403)   (7,967,742)  (5,789,882)
Contract maintenance charge.......      (51,341)     (55,102)     (13,101)     (13,782)     (103,444)    (103,282)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,063,633)    (847,759)    (361,549)    (269,052)   (3,218,264)  (3,187,496)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --           --           --            --           --
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (10,343,282)  (3,953,257)  (1,952,731)  (1,395,916)  (13,015,865)  (8,961,373)
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (4,931,251)   6,072,128     (533,509)     153,486    (9,394,611)   3,435,922
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   44,439,273   38,367,145   10,540,924   10,387,438    72,766,591   69,330,669
                                   ------------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD........................... $ 39,508,022  $44,439,273  $10,007,415  $10,540,924  $ 63,371,980  $72,766,591
                                   ============  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,484,750    3,837,856    1,036,417    1,189,886     4,671,366    5,317,014
       Units issued...............      244,263      374,518       79,413       82,711       458,241      654,078
       Units redeemed.............   (1,022,985)    (727,624)    (258,351)    (236,180)   (1,268,138)  (1,299,726)
                                   ------------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period.......................    2,706,028    3,484,750      857,479    1,036,417     3,861,469    4,671,366
                                   ============  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Morgan Stanley
                                                                                                         Variable
                                                     Morgan Stanley             Morgan Stanley          Investment
                                                   Variable Investment       Variable Investment      Series (Class
                                                 Series (Class Y Shares)   Series (Class Y Shares)      Y Shares)
                                                       Sub-Account               Sub-Account           Sub-Account
                                                ------------------------  -------------------------  ----------------
                                                       High Yield               Income Builder         Information
                                                    (Class Y Shares)           (Class Y Shares)      (Class Y Shares)
                                                ------------------------  -------------------------  ----------------
                                                    2007         2006         2007          2006        2006 (ag)
                                                -----------  -----------  ------------  -----------  ----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,197,385  $ 1,542,533  $    297,646  $   283,775    $   (71,758)
Net realized gains (losses)....................    (173,930)    (341,073)    4,858,832    1,403,215        278,310
Change in unrealized gains (losses)............    (427,050)     864,928    (4,445,253)   3,184,816       (800,973)
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from
 operations....................................     596,405    2,066,388       711,225    4,871,806       (594,421)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      22,539       52,338        22,249       49,140          5,920
Benefit payments...............................    (531,723)    (419,164)     (766,382)    (830,432)        (7,585)
Payments on termination........................  (4,802,938)  (3,423,915)   (7,930,293)  (4,946,457)      (181,359)
Contract maintenance charge....................     (55,345)     (65,084)      (30,339)     (32,689)        (3,750)
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (1,264,245)  (2,791,591)   (2,333,399)     437,979     (8,254,968)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --           --             --
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,631,712)  (6,647,416)  (11,038,164)  (5,322,459)    (8,441,742)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,035,307)  (4,581,028)  (10,326,939)    (450,653)    (9,036,163)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  28,708,441   33,289,469    43,340,845   43,791,498      9,036,163
                                                -----------  -----------  ------------  -----------    -----------
NET ASSETS AT END OF PERIOD.................... $22,673,134  $28,708,441  $ 33,013,906  $43,340,845    $        --
                                                ===========  ===========  ============  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   3,372,288    4,277,712     3,085,543    3,485,204      1,510,579
       Units issued............................     205,886      261,834       183,953      389,372         80,535
       Units redeemed..........................    (995,757)  (1,167,258)     (939,886)    (789,033)    (1,591,114)
                                                -----------  -----------  ------------  -----------    -----------
    Units outstanding at end of period.........   2,582,417    3,372,288     2,329,610    3,085,543             --
                                                ===========  ===========  ============  ===========    ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley              Morgan Stanley              Morgan Stanley
                                          Variable Investment         Variable Investment         Variable Investment
                                        Series (Class Y Shares)     Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                                Limited
                                               Duration                  Money Market             Quality Income Plus
                                           (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  3,388,076  $  3,156,858  $  2,866,133  $  2,588,165  $  6,736,001  $  6,590,161
Net realized gains (losses)..........   (1,120,866)   (1,121,945)           --            --      (105,580)     (478,815)
Change in unrealized gains
 (losses)............................   (1,107,504)      517,127            --            --     1,027,836       975,021
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    1,159,706     2,552,040     2,866,133     2,588,165     7,658,257     7,086,367
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      119,727     2,568,238       262,900     6,711,630       786,438    17,407,665
Benefit payments.....................   (2,173,442)   (2,296,450)   (4,480,967)   (5,813,345)   (4,315,989)   (3,708,678)
Payments on termination..............  (14,494,922)  (10,947,308)  (42,489,587)  (20,455,783)  (23,117,489)  (13,480,028)
Contract maintenance charge..........     (173,213)     (200,450)     (279,819)     (268,209)     (416,869)     (373,629)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    2,831,270    (1,590,795)   42,901,538    22,106,947     5,856,143     6,734,632
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (13,890,580)  (12,466,765)   (4,085,935)    2,281,240   (21,207,766)    6,579,962
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (12,730,874)   (9,914,725)   (1,219,802)    4,869,405   (13,549,509)   13,666,329
NET ASSETS AT BEGINNING
 OF PERIOD...........................  110,354,650   120,269,375    99,057,805    94,188,400   205,029,703   191,363,374
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 97,623,776  $110,354,650  $ 97,838,003  $ 99,057,805  $191,480,194  $205,029,703
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   10,388,311    11,553,240     9,657,515     9,419,749    16,995,769    16,193,915
       Units issued..................    1,173,329     1,693,913    10,643,759    11,308,939     1,963,354     3,649,488
       Units redeemed................   (2,482,174)   (2,858,842)  (11,030,153)  (11,071,173)   (3,674,798)   (2,847,634)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    9,079,466    10,388,311     9,271,121     9,657,515    15,284,325    16,995,769
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Morgan Stanley              Morgan Stanley            Morgan Stanley
                                             Variable Investment        Variable Investment        Variable Investment
                                           Series (Class Y Shares)    Series (Class Y Shares)    Series (Class Y Shares)
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  -------------------------  ------------------------
                                                S&P 500 Index                Strategist                 Utilities
                                              (Class Y Shares)            (Class Y Shares)          (Class Y Shares)
                                         --------------------------  -------------------------  ------------------------
                                             2007          2006          2007          2006         2007         2006
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (266,810) $   (456,672) $    699,967  $   659,020  $   (35,255) $    43,043
Net realized gains (losses).............    8,764,840     4,963,028    12,012,148    9,105,903    5,503,598      611,145
Change in unrealized gains (losses).....   (2,985,194)   15,181,098    (6,661,222)   1,879,094      (55,600)   4,655,700
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    5,512,836    19,687,454     6,050,893   11,644,017    5,412,743    5,309,888
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      451,546     9,319,299       319,518    2,719,607       36,854       38,436
Benefit payments........................   (2,380,578)   (1,812,834)   (2,846,841)  (1,966,261)    (917,992)    (628,884)
Payments on termination.................  (20,361,108)  (16,745,815)  (13,932,444)  (8,126,688)  (6,270,041)  (2,594,871)
Contract maintenance charge.............     (286,500)     (290,984)     (109,815)    (104,758)     (26,524)     (28,207)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (5,689,217)   (5,483,359)   (2,551,772)    (177,083)    (721,150)    (826,573)
Adjustment to net assets allocated to
 contract in payout period..............           --            --            --           --           --           --
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (28,265,857)  (15,013,693)  (19,121,354)  (7,655,183)  (7,898,853)  (4,040,099)
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (22,753,021)    4,673,761   (13,070,461)   3,988,834   (2,486,110)   1,269,789
NET ASSETS AT BEGINNING OF
 PERIOD.................................  161,681,023   157,007,262    98,825,765   94,836,931   33,317,211   32,047,422
                                         ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $138,928,002  $161,681,023  $ 85,755,304  $98,825,765  $30,831,101  $33,317,211
                                         ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   13,990,628    15,651,334     7,496,756    8,175,626    2,977,004    3,374,776
       Units issued.....................      824,445     1,635,053       553,462      874,831      313,996      237,136
       Units redeemed...................   (3,295,663)   (3,295,759)   (1,967,084)  (1,553,701)    (958,486)    (634,908)
                                         ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period.............................   11,519,410    13,990,628     6,083,134    7,496,756    2,332,514    2,977,004
                                         ============  ============  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Neuberger & Berman  Neuberger & Berman
                                                  Advisors Management Advisors Management        Oppenheimer
                                                        Trust                Trust         Variable Account Funds
                                                     Sub-Account          Sub-Account            Sub-Account
                                                  -----------------   ------------------  ------------------------
                                                     AMT Mid-Cap                                 Oppenheimer
                                                        Growth           AMT Partners             Balanced
                                                  -----------------   ------------------  ------------------------
                                                    2007      2006      2007      2006        2007         2006
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (110)  $   (276) $ (1,360) $ (1,279) $    84,368  $    83,867
Net realized gains (losses)......................      62     (3,238)   18,889    21,220      822,559      650,932
Change in unrealized gains (losses)..............   1,359      5,536    (6,998)   (5,453)    (712,340)      43,740
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................   1,311      2,022    10,531    14,488      194,587      778,539
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --         --        --        --       25,498       41,650
Benefit payments.................................  (1,837)        --        --        --      (36,480)    (141,878)
Payments on termination..........................      --    (26,821)  (33,709)  (31,924)  (1,878,446)  (2,571,037)
Contract maintenance charge......................      (7)       (19)      (32)      (35)      (1,852)      (2,509)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      --         (1)    1,696       (34)    (461,660)    (485,595)
Adjustment to net assets allocated to contract in
 payout period...................................      --         --        --        --           --           --
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  (1,844)   (26,841)  (32,045)  (31,993)  (2,352,940)  (3,159,369)
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    (533)   (24,819)  (21,514)  (17,505)  (2,158,353)  (2,380,830)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   6,818     31,637   141,701   159,206    8,116,498   10,497,328
                                                  -------   --------  --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $ 6,285   $  6,818  $120,187  $141,701  $ 5,958,145  $ 8,116,498
                                                  =======   ========  ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     432      2,259     9,201    11,420      582,617      807,868
       Units issued..............................     196         --       251        --       22,731       33,993
       Units redeemed............................    (297)    (1,827)   (2,199)   (2,219)    (187,088)    (259,244)
                                                  -------   --------  --------  --------  -----------  -----------
    Units outstanding at end of period...........     331        432     7,253     9,201      418,260      582,617
                                                  =======   ========  ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer              Oppenheimer
                                        Variable Account Funds   Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account              Sub-Account
                                       ------------------------  ----------------------  ------------------------
                                              Oppenheimer                                       Oppenheimer
                                                Capital                Oppenheimer                Global
                                             Appreciation               Core Bond               Securities
                                       ------------------------  ----------------------  ------------------------
                                           2007         2006        2007        2006         2007         2006
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (136,308) $  (128,539) $  154,822  $  180,504  $     2,046  $   (34,932)
Net realized gains (losses)...........     561,461      111,094      (3,506)    (13,439)   1,255,328    1,253,882
Change in unrealized gains
 (losses).............................   1,006,009      829,438     (32,057)     (9,636)    (647,266)     579,562
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................   1,431,162      811,993     119,259     157,429      610,108    1,798,512
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     127,221      164,250      35,931      29,680      144,922      114,637
Benefit payments......................    (244,600)     (75,415)     (8,318)    (12,669)     (78,122)     (42,487)
Payments on termination...............  (2,048,692)  (1,820,949)   (296,776)   (665,750)  (1,720,502)  (1,789,242)
Contract maintenance charge...........      (7,241)      (8,262)     (1,922)     (2,158)      (6,331)      (6,785)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (611,984)    (255,029)    (29,455)    (51,604)     451,825       47,518
Adjustment to net assets allocated to
 contract in payout period............          --           --          --          --           --           --
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  (2,785,296)  (1,995,405)   (300,540)   (702,501)  (1,208,208)  (1,676,359)
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,354,134)  (1,183,412)   (181,281)   (545,072)    (598,100)     122,153
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,520,287   13,703,699   4,088,841   4,633,913   12,151,425   12,029,272
                                       -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,166,153  $12,520,287  $3,907,560  $4,088,841  $11,553,325  $12,151,425
                                       ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,170,736    1,367,640     294,833     347,149      635,242      731,408
       Units issued...................      80,995       63,147       9,616      10,399       87,170       67,680
       Units redeemed.................    (332,570)    (260,051)    (30,900)    (62,715)    (143,936)    (163,846)
                                       -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     919,161    1,170,736     273,549     294,833      578,476      635,242
                                       ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Oppenheimer              Oppenheimer              Oppenheimer
                                         Variable Account Funds   Variable Account Funds   Variable Account Funds
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ----------------------
                                                                                                 Oppenheimer
                                                                                                 Main Street
                                               Oppenheimer              Oppenheimer               Small Cap
                                               High Income              Main Street                Growth
                                         ----------------------  ------------------------  ----------------------
                                            2007        2006         2007         2006        2007        2006
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  110,423  $  117,015  $   (26,406) $   (19,475) $  (44,194) $  (54,165)
Net realized gains (losses).............     (2,942)         88      540,449      269,673     446,972     421,204
Change in unrealized gains (losses).....   (129,578)     31,377     (258,165)     847,716    (480,753)    224,374
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................    (22,097)    148,480      255,878    1,097,914     (77,975)    591,413
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     10,381      21,473       21,842       31,131      64,387      41,088
Benefit payments........................    (16,222)       (656)     (94,324)    (150,690)     (8,127)    (94,810)
Payments on termination.................   (138,766)   (230,177)  (2,101,944)  (2,012,346)   (424,317)   (462,551)
Contract maintenance charge.............       (891)     (1,055)      (3,044)      (4,044)     (3,641)     (3,955)
Transfers among the sub-accounts and
 with the Fixed Account--net............      2,844     (12,566)    (178,121)     (70,768)   (296,390)    123,189
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --          --
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (142,654)   (222,981)  (2,355,591)  (2,206,717)   (668,088)   (397,039)
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (164,751)    (74,501)  (2,099,713)  (1,108,803)   (746,063)    194,374
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,907,988   1,982,489    8,285,507    9,394,310   4,715,826   4,521,452
                                         ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $1,743,237  $1,907,988  $ 6,185,794  $ 8,285,507  $3,969,763  $4,715,826
                                         ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    143,557     161,136      750,565      972,894     218,450     237,722
       Units issued.....................      5,903       6,620       23,220       60,367      10,110      30,899
       Units redeemed...................    (16,390)    (24,199)    (232,068)    (282,696)    (40,010)    (50,171)
                                         ----------  ----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period.............................    133,070     143,557      541,717      750,565     188,550     218,450
                                         ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                Oppenheimer
                                             Oppenheimer              Oppenheimer         Variable Account Funds
                                       Variable Account Funds   Variable Account Funds    (Service Class ("SC"))
                                             Sub-Account              Sub-Account               Sub-Account
                                       ----------------------  ------------------------  ------------------------
                                             Oppenheimer              Oppenheimer               Oppenheimer
                                             MidCap Fund            Strategic Bond             Balanced (SC)
                                       ----------------------  ------------------------  ------------------------
                                          2007        2006         2007         2006         2007         2006
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (33,706) $  (40,119) $   142,077  $   206,859  $   315,857  $   133,314
Net realized gains (losses)...........        645     (79,993)     192,203      134,319    3,808,906    2,244,461
Change in unrealized gains
 (losses).............................    148,582     153,661      178,334       42,276   (3,299,259)   1,248,274
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    115,521      33,549      512,614      383,454      825,504    3,626,049
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      3,352       5,732       26,120       11,324      807,298    2,441,476
Benefit payments......................    (22,051)    (21,062)     (51,989)    (131,232)    (421,716)    (637,519)
Payments on termination...............   (462,282)   (411,606)  (1,622,296)  (1,521,032)  (4,102,444)  (2,611,389)
Contract maintenance charge...........       (802)     (1,065)      (1,527)      (1,855)    (129,454)    (129,797)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (184,018)    (47,918)   1,290,522      292,564       77,585     (526,728)
Adjustment to net assets allocated to
 contract in payout period............         --          --           --           --           --           --
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................   (665,801)   (475,919)    (359,170)  (1,350,231)  (3,768,731)  (1,463,957)
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...............................   (550,280)   (442,370)     153,444     (966,777)  (2,943,227)   2,162,092
NET ASSETS AT BEGINNING
 OF PERIOD............................  2,481,061   2,923,431    6,284,982    7,251,759   42,540,857   40,378,765
                                       ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $1,930,781  $2,481,061  $ 6,438,426  $ 6,284,982  $39,597,630  $42,540,857
                                       ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    289,697     350,547      426,219      518,883    2,694,373    2,790,521
       Units issued...................     11,155      15,938      132,635       56,846      245,052      501,502
       Units redeemed.................    (93,229)    (76,788)    (153,535)    (149,510)    (477,033)    (597,650)
                                       ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    207,623     289,697      405,319      426,219    2,462,392    2,694,373
                                       ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer               Oppenheimer               Oppenheimer
                                    Variable Account Funds    Variable Account Funds    Variable Account Funds
                                    (Service Class ("SC"))    (Service Class ("SC"))    (Service Class ("SC"))
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                          Oppenheimer                                         Oppenheimer
                                            Capital                 Oppenheimer                 Global
                                       Appreciation (SC)          Core Bond (SC)            Securities (SC)
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $(1,314,718) $(1,080,727) $ 1,187,088  $   143,575  $  (208,133) $  (313,459)
Net realized gains (losses).......   3,051,850    1,041,753       16,138      (41,041)   4,705,312    4,056,767
Change in unrealized gains
 (losses).........................   7,655,208    4,300,852        5,061      689,784   (2,584,644)   2,170,402
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   9,392,340    4,261,878    1,208,287      792,318    1,912,535    5,913,710
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   2,980,203   12,007,353   14,591,449   15,707,054    1,683,812    4,850,001
Benefit payments..................  (1,467,092)  (1,309,968)    (929,821)     (78,203)    (698,413)    (469,906)
Payments on termination...........  (6,966,552)  (5,530,625)  (2,654,664)    (877,570)  (4,309,268)  (2,412,621)
Contract maintenance charge.......    (254,761)    (225,536)    (131,269)     (26,840)    (112,155)    (106,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (2,095,152)   1,912,439   11,764,725   10,160,078    2,011,306      201,885
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (7,803,354)   6,853,663   22,640,420   24,884,519   (1,424,718)   2,062,697
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   1,588,986   11,115,541   23,848,707   25,676,837      487,817    7,976,407
NET ASSETS AT BEGINNING
 OF PERIOD........................  79,300,703   68,185,162   32,374,306    6,697,469   44,168,078   36,191,671
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $80,889,689  $79,300,703  $56,223,013  $32,374,306  $44,655,895  $44,168,078
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   5,620,805    5,122,406    3,076,290      657,772    2,040,446    1,930,885
       Units issued...............     794,632    1,982,787    2,993,517    3,155,439      621,776      702,441
       Units redeemed.............  (1,298,072)  (1,484,388)    (855,816)    (736,921)    (686,743)    (592,880)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   5,117,365    5,620,805    5,213,991    3,076,290    1,975,479    2,040,446
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer                Oppenheimer                Oppenheimer
                                    Variable Account Funds     Variable Account Funds     Variable Account Funds
                                    (Service Class ("SC"))     (Service Class ("SC"))     (Service Class ("SC"))
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                                                                                Oppenheimer
                                                                                                Main Street
                                          Oppenheimer                Oppenheimer                 Small Cap
                                       High Income (SC)           Main Street (SC)              Growth (SC)
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 2,136,432  $ 2,192,178  $   (927,991) $   (747,854) $  (795,629) $  (815,894)
Net realized gains (losses).......     (71,035)     (72,762)    4,678,520     2,005,354    4,295,191    3,080,780
Change in unrealized gains
 (losses).........................  (2,816,151)     706,477      (432,171)   11,585,942   (4,868,815)   3,632,966
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    (750,754)   2,825,893     3,318,358    12,843,442   (1,369,253)   5,897,852
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,850,927    3,156,982     6,993,454    21,212,066    2,175,993    8,091,447
Benefit payments..................    (650,045)    (764,322)   (1,604,506)   (1,809,739)  (1,008,328)    (744,841)
Payments on termination...........  (4,933,368)  (3,221,752)  (10,982,662)   (6,555,943)  (4,573,513)  (2,776,580)
Contract maintenance charge.......    (137,464)    (139,294)     (388,903)     (317,967)    (187,611)    (167,373)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     972,934      648,796    (1,111,461)    4,614,639   (1,742,459)   1,480,628
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,897,016)    (319,590)   (7,094,078)   17,143,056   (5,335,918)   5,883,281
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (3,647,770)   2,506,303    (3,775,720)   29,986,498   (6,705,171)  11,781,133
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,761,249   38,254,946   117,037,426    87,050,928   55,314,677   43,533,544
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $37,113,479  $40,761,249  $113,261,706  $117,037,426  $48,609,506  $55,314,677
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   2,718,511    2,742,761     7,324,466     6,155,200    2,635,661    2,340,368
       Units issued...............     392,551      594,513     1,116,116     2,835,136      442,526    1,017,086
       Units redeemed.............    (585,302)    (618,763)   (1,527,518)   (1,665,870)    (692,505)    (721,793)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   2,525,760    2,718,511     6,913,064     7,324,466    2,385,682    2,635,661
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer                Oppenheimer               PIMCO
                                          Variable Account Funds     Variable Account Funds    Advisors Variable
                                          (Service Class ("SC"))     (Service Class ("SC"))     Insurance Trust
                                                Sub-Account                Sub-Account            Sub-Account
                                         ------------------------  --------------------------  ----------------
                                                Oppenheimer                Oppenheimer
                                             MidCap Fund (SC)          Strategic Bond (SC)      OpCap Balanced
                                         ------------------------  --------------------------  ----------------
                                             2007         2006         2007          2006        2007     2006
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (368,396) $  (354,411) $  2,461,019  $  2,939,206  $   (19) $   (65)
Net realized gains (losses).............   1,156,263      559,878     1,499,491       294,829      720      273
Change in unrealized gains (losses).....     237,809      (98,425)    6,369,872     3,583,649   (1,292)     648
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 operations.............................   1,025,676      107,042    10,330,382     6,817,684     (591)     856
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................   1,002,446    3,274,690     6,639,536    14,108,228       --       --
Benefit payments........................    (589,459)    (304,236)   (2,144,052)   (2,352,422)      --       --
Payments on termination.................  (2,145,316)  (1,251,108)  (11,818,478)   (8,722,625)    (136)      --
Contract maintenance charge.............     (75,016)     (67,691)     (424,412)     (391,360)     (16)     (20)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (567,856)   1,162,354     2,257,586     9,045,709       69        3
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --       --       --
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (2,375,201)   2,814,009    (5,489,820)   11,687,530      (83)     (17)
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,349,525)   2,921,051     4,840,562    18,505,214     (674)     839
NET ASSETS AT BEGINNING OF
 PERIOD.................................  22,453,432   19,532,381   132,951,330   114,446,116   10,216    9,377
                                         -----------  -----------  ------------  ------------  -------  -------
NET ASSETS AT END OF
 PERIOD................................. $21,103,907  $22,453,432  $137,791,892  $132,951,330  $ 9,542  $10,216
                                         ===========  ===========  ============  ============  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   1,382,081    1,214,597     9,618,452     8,739,811      857      858
       Units issued.....................     223,468      439,444     1,650,949     2,987,348        6       --
       Units redeemed...................    (359,742)    (271,960)   (2,027,824)   (2,108,707)     (13)      (1)
                                         -----------  -----------  ------------  ------------  -------  -------
    Units outstanding at end of
     period.............................   1,245,807    1,382,081     9,241,577     9,618,452      850      857
                                         ===========  ===========  ============  ============  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    PIMCO Advisors                PIMCO                    PIMCO
                                                    Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                      Sub-Account              Sub-Account              Sub-Account
                                                    -----------------------  -----------------------  -----------------------
                                                    OpCap Small Cap           Foreign Bond              Money Market
                                                    -----------------------  -----------------------  -----------------------
                                                     2007         2006        2007         2006         2007        2006
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................... $  (35)      $  (31)     $   55       $   44      $   510      $  272
Net realized gains (losses)........................    503          111         (36)          45           --          --
Change in unrealized gains (losses)................   (489)         321          10          (61)          --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from operations..    (21)         401          29           28          510         272
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits...........................................     --           --         264           72           --          --
Benefit payments...................................     --           --          --           --           --          --
Payments on termination............................     --           --          --           --         (797)         --
Contract maintenance charge........................     (7)          (7)         (9)          (9)         (18)        (20)
Transfers among the sub-accounts and with the Fixed
 Account--net......................................      1            2         293          125       16,577          25
Adjustment to net assets allocated to contract in
 payout period.....................................     --           --          --           --           --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from contract
 transactions......................................     (6)          (5)        548          188       15,762           5
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS..................    (27)         396         577          216       16,272         277
NET ASSETS AT BEGINNING OF PERIOD..................  2,209        1,813       2,744        2,528        9,178       8,901
                                                      ------       ------      ------       ------      -------      ------
NET ASSETS AT END OF PERIOD........................ $2,182       $2,209      $3,321       $2,744      $25,450      $9,178
                                                      ======       ======      ======       ======      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.......    121          121         234          217          892         891
       Units issued................................     --           --          44           17        1,578           6
       Units redeemed..............................     --           --          --           --          (76)         (5)
                                                      ------       ------      ------       ------      -------      ------
    Units outstanding at end of period.............    121          121         278          234        2,394         892
                                                      ======       ======      ======       ======      =======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        PIMCO                       PIMCO                  PIMCO
                                                  Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                     Sub-Account                 Sub-Account            Sub-Account
                                                  -----------------------  ----------------------   -----------------------
                                                                                  PIMCO VIT              PIMCO VIT
                                                                               Commodity Real             Emerging
                                                     PIMCO Total                   Return               Markets Bond
                                                       Return                     Strategy             (Admin Shares)
                                                  -----------------------  ----------------------   -----------------------
                                                    2007         2006         2007       2006 (af)     2007      2006 (af)
                                                    -------     -------    ----------   ----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   461      $   344     $   61,399   $   47,459  $  25,688    $  5,051
Net realized gains (losses)......................     (31)          77        (14,981)       5,707     18,777       5,632
Change in unrealized gains (losses)..............     558          (88)       388,199     (120,909)   (18,620)     10,969
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from
 operations......................................     988          333        434,617      (67,743)    25,845      21,652
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................   1,752        3,005        105,928      985,078     51,400     233,781
Benefit payments.................................      --           --         (8,428)          --    (15,479)         --
Payments on termination..........................      --       (1,077)       (92,410)      (9,373)  (117,069)     (3,063)
Contract maintenance charge......................     (18)         (18)       (10,438)      (1,981)    (2,819)       (335)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      92          (17)       136,006    1,127,607    340,245     205,883
Adjustment to net assets allocated to contract in
 payout period...................................      --           --             --           --         --          --
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................   1,826        1,893        130,658    2,101,331    256,278     436,266
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   2,814        2,226        565,275    2,033,588    282,123     457,918
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  12,548       10,322      2,033,588           --    457,918          --
                                                    -------     -------    ----------   ----------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $15,362      $12,548     $2,598,863   $2,033,588  $ 740,041    $457,918
                                                    =======     =======    ==========   ==========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,061          893        214,244           --     42,786          --
       Units issued..............................     156          260         81,818      222,426     60,270      59,305
       Units redeemed............................      (4)         (92)       (69,936)      (8,182)   (36,613)    (16,519)
                                                    -------     -------    ----------   ----------   ---------   --------
    Units outstanding at end of period...........   1,213        1,061        226,126      214,244     66,443      42,786
                                                    =======     =======    ==========   ==========   =========   ========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                     PIMCO
                                       Variable Insurance Trust Variable Insurance Trust    Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       ----------------------   ------------------------  ------------------------
                                           PIMCO VIT Real            PIMCO VIT Total             VT American
                                               Return                    Return                  Government
                                          (Advisor Shares)          (Advisor Shares)               Income
                                       ----------------------   ------------------------  ------------------------
                                          2007       2006 (af)      2007      2006 (af)       2007         2006
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  180,869   $   17,137  $   581,093  $   121,021  $ 1,689,905  $ 1,496,871
Net realized gains (losses)...........     32,483       42,035       36,712       60,040     (318,479)    (539,710)
Change in unrealized gains
 (losses).............................    485,274      (71,786)     850,224       20,278    1,794,968      (82,313)
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    698,626      (12,614)   1,468,029      201,339    3,166,394      874,848
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     38,307    1,019,042      432,172    7,145,563      151,440      133,505
Benefit payments......................         --       (4,719)    (140,116)    (121,607)  (1,144,777)    (959,410)
Payments on termination...............   (737,542)    (135,887)  (1,525,096)    (141,407)  (6,429,439)  (6,674,195)
Contract maintenance charge...........    (25,612)        (814)     (76,016)      (4,291)     (79,582)     (87,599)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  8,050,394      933,339   11,671,904    4,951,140    2,467,847     (141,939)
Adjustment to net assets allocated to
 contract in payout period............         --           --           --           --           --           --
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  7,325,547    1,810,961   10,362,848   11,829,398   (5,034,511)  (7,729,638)
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  8,024,173    1,798,347   11,830,877   12,030,737   (1,868,117)  (6,854,790)
NET ASSETS AT BEGINNING
 OF PERIOD............................  1,798,347           --   12,030,737           --   49,819,258   56,674,048
                                       ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $9,822,520   $1,798,347  $23,861,614  $12,030,737  $47,951,141  $49,819,258
                                       ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    177,682           --    1,167,554           --    4,029,329    4,673,528
       Units issued...................    872,325      241,319    1,424,758    1,575,196      574,972      902,355
       Units redeemed.................   (154,972)     (63,637)    (423,142)    (407,642)    (973,195)  (1,546,554)
                                       ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    895,035      177,682    2,169,170    1,167,554    3,631,106    4,029,329
                                       ==========   ==========  ===========  ===========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                             VT Capital                VT Capital               VT Discovery
                                            Appreciation              Opportunities                Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (194,932) $  (214,546) $  (119,378) $   (97,937) $  (236,126) $  (235,656)
Net realized gains (losses)..........   1,747,743    2,168,935      880,695      845,182    2,534,774      875,764
Change in unrealized gains
 (losses)............................  (2,696,015)    (266,950)  (1,594,153)     202,152     (861,456)     931,658
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (1,143,204)   1,687,439     (832,836)     949,397    1,437,192    1,571,766
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      24,335       64,536       11,543       16,274      108,453       95,444
Benefit payments.....................    (265,679)    (300,512)     (46,302)     (42,730)    (135,656)    (176,525)
Payments on termination..............  (2,173,509)  (1,982,236)  (1,571,112)  (1,002,400)  (2,245,015)  (1,608,092)
Contract maintenance charge..........     (30,298)     (31,761)     (20,679)     (16,910)     (43,289)     (43,106)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................     440,908      (19,474)     501,228    1,967,151      179,470     (650,309)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (2,004,243)  (2,269,447)  (1,125,322)     921,385   (2,136,037)  (2,382,588)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (3,147,447)    (582,008)  (1,958,158)   1,870,782     (698,845)    (810,822)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  16,265,051   16,847,059    8,301,989    6,431,207   16,757,460   17,568,282
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $13,117,604  $16,265,051  $ 6,343,831  $ 8,301,989  $16,058,615  $16,757,460
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,670,037    1,917,485      446,172      392,880    2,971,261    3,413,222
       Units issued..................     214,086      345,488      216,914      296,953      335,023      313,785
       Units redeemed................    (415,869)    (592,936)    (280,640)    (243,661)    (686,109)    (755,746)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  ------------------------  --------------------------
                                                                                                      VT The George
                                               VT Diversified                VT Equity                 Putnam Fund
                                                   Income                     Income                    of Boston
                                         --------------------------  ------------------------  --------------------------
                                             2007          2006          2007         2006         2007          2006
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  2,908,027  $  3,751,655  $    (2,966) $   (61,773) $  2,787,193  $  2,513,104
Net realized gains (losses).............     (391,403)     (461,962)   3,793,442    1,684,155    23,457,249    13,093,672
Change in unrealized gains (losses).....     (449,213)      738,730   (3,068,540)   3,535,067   (26,346,702)    5,762,238
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................    2,067,411     4,028,423      721,936    5,157,449      (102,260)   21,369,014
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      288,062       233,650       78,532       36,985     2,648,651     9,412,920
Benefit payments........................   (2,130,769)   (2,461,452)    (235,025)    (241,811)   (4,611,780)   (4,392,422)
Payments on termination.................  (17,181,337)  (11,234,981)  (7,337,656)  (3,686,618)  (32,497,991)  (29,835,742)
Contract maintenance charge.............     (111,418)     (116,666)     (68,536)     (55,389)     (380,151)     (392,598)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,618,144     5,714,029    5,261,761    7,083,429      (513,793)  (21,866,282)
Adjustment to net assets allocated to
 contract in payout period..............           --            --           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (14,517,318)   (7,865,420)  (2,300,924)   3,136,596   (35,355,064)  (47,074,124)
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (12,449,907)   (3,836,997)  (1,578,988)   8,294,045   (35,457,324)  (25,705,110)
NET ASSETS AT BEGINNING OF
 PERIOD.................................   83,597,859    87,434,856   36,749,857   28,455,812   211,492,030   237,197,140
                                         ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 71,147,952  $ 83,597,859  $35,170,869  $36,749,857  $176,034,706  $211,492,030
                                         ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,915,272     6,486,148    2,266,811    2,057,424    16,005,682    19,864,360
       Units issued.....................      905,770     1,415,438      553,751      877,704     1,700,532     5,119,145
       Units redeemed...................   (1,916,993)   (1,986,314)    (688,993)    (668,317)   (4,391,664)   (8,977,823)
                                         ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,904,049     5,915,272    2,131,569    2,266,811    13,314,550    16,005,682
                                         ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust        Putnam Variable Trust
                                              Sub-Account               Sub-Account                  Sub-Account
                                       ------------------------  -------------------------  ----------------------------
                                            VT Global Asset              VT Global                  VT Growth and
                                              Allocation                   Equity                      Income
                                       ------------------------  -------------------------  ----------------------------
                                           2007         2006         2007          2006          2007           2006
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (512,710) $   479,085  $    440,824  $  (562,950) $    (193,485) $   1,091,909
Net realized gains (losses)...........   1,938,690      708,682      (936,945)  (2,561,120)    89,078,565     27,530,163
Change in unrealized gains
 (losses).............................    (657,885)   3,754,142     5,018,244   14,144,824   (119,833,523)    46,267,045
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 operations...........................     768,095    4,941,909     4,522,123   11,020,754    (30,948,443)    74,889,117
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................   2,401,418    5,472,707       109,350       97,112      2,320,965      3,984,486
Benefit payments......................    (746,386)    (923,869)     (734,571)  (1,008,696)   (10,855,515)   (10,996,580)
Payments on termination...............  (7,774,512)  (4,272,755)  (10,366,033)  (5,571,451)   (89,920,624)   (71,871,853)
Contract maintenance charge...........    (121,596)     (89,825)     (115,819)    (110,645)      (872,387)      (963,347)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   3,443,697    7,100,422     1,267,012      716,069    (16,822,542)   (23,404,566)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --           --             --             --
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions................  (2,797,379)   7,286,680    (9,840,061)  (5,877,611)  (116,150,103)  (103,251,860)
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,029,284)  12,228,589    (5,317,938)   5,143,143   (147,098,546)   (28,362,743)
NET ASSETS AT BEGINNING
 OF PERIOD............................  51,614,446   39,385,857    59,229,417   54,086,274    557,236,628    585,599,371
                                       -----------  -----------  ------------  -----------  -------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $49,585,162  $51,614,446  $ 53,911,479  $59,229,417  $ 410,138,082  $ 557,236,628
                                       ===========  ===========  ============  ===========  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   3,912,655    3,354,876     6,001,993    6,651,795     44,194,145     53,314,443
       Units issued...................   1,006,025    1,592,741       688,604      807,169      2,895,840      3,735,700
       Units redeemed.................  (1,254,759)  (1,034,962)   (1,575,031)  (1,456,971)   (12,182,998)   (12,855,998)
                                       -----------  -----------  ------------  -----------  -------------  -------------
    Units outstanding at end of
     period...........................   3,663,921    3,912,655     5,115,566    6,001,993     34,906,987     44,194,145
                                       ===========  ===========  ============  ===========  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         ------------------------  --------------------------  --------------------------
                                                 VT Growth                  VT Health                    VT High
                                               Opportunities                Sciences                      Yield
                                         ------------------------  --------------------------  --------------------------
                                             2007         2006         2007          2006          2007          2006
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (267,277) $  (291,841) $   (354,223) $   (788,902) $  5,997,583  $  5,963,236
Net realized gains (losses).............    (883,737)  (1,658,024)    2,501,954     1,643,681      (328,328)     (533,536)
Change in unrealized gains (losses).....   1,952,659    3,355,481    (2,780,690)      (37,203)   (4,369,630)    2,753,335
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     801,645    1,405,616      (632,959)      817,576     1,299,625     8,183,035
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      73,396       92,949       280,159       453,362     3,097,408     4,866,964
Benefit payments........................    (446,891)    (396,753)     (776,703)   (1,300,280)   (1,743,780)   (1,908,347)
Payments on termination.................  (3,342,273)  (2,057,295)   (9,938,353)   (7,743,123)  (13,448,577)  (11,300,303)
Contract maintenance charge.............     (42,414)     (47,772)     (149,863)     (176,545)     (218,543)     (215,895)
Transfers among the sub-accounts and
 with the Fixed Account--net............     (98,657)  (1,151,742)   (4,425,502)   (4,179,895)   (2,060,384)      344,601
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,856,839)  (3,560,613)  (15,010,262)  (12,946,481)  (14,373,876)   (8,212,980)
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (3,055,194)  (2,154,997)  (15,643,221)  (12,128,905)  (13,074,251)      (29,945)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  20,995,299   23,150,296    67,226,521    79,355,426    97,206,720    97,236,665
                                         -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $17,940,105  $20,995,299  $ 51,583,300  $ 67,226,521  $ 84,132,469  $ 97,206,720
                                         ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   4,517,470    5,332,050     5,444,668     6,508,299     6,642,058     7,309,655
       Units issued.....................     494,143      580,373       382,670       636,966       967,888     1,542,379
       Units redeemed...................  (1,296,917)  (1,394,953)   (1,553,031)   (1,700,597)   (1,972,816)   (2,209,976)
                                         -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
                                         ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  -------------------------
                                                                                                           VT
                                                                               VT                    International
                                                                          International                Growth and
                                                VT Income                    Equity                      Income
                                       --------------------------  --------------------------  -------------------------
                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  7,889,617  $  5,927,277  $  4,470,480  $ (2,697,577) $    300,261  $  (123,626)
Net realized gains (losses)...........     (218,844)     (509,297)   58,626,824    10,657,031    18,018,656    2,948,185
Change in unrealized gains
 (losses).............................      (90,225)      879,751   (40,153,403)   60,869,323   (14,035,621)  12,125,140
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...........................    7,580,548     6,297,731    22,943,901    68,828,777     4,283,296   14,949,699
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................    8,927,440    16,894,062     7,644,037    12,840,509       236,117      169,606
Benefit payments......................   (4,506,105)   (5,332,620)   (5,230,595)   (3,593,403)   (1,365,575)    (981,008)
Payments on termination...............  (29,054,568)  (24,459,450)  (52,375,938)  (29,916,834)  (14,185,142)  (7,344,267)
Contract maintenance charge...........     (485,702)     (446,974)     (665,207)     (564,893)     (140,501)    (121,973)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    4,226,682    12,683,838     9,660,748    16,503,315     2,884,402    9,022,804
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --           --
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions................  (20,892,253)     (661,144)  (40,966,955)   (4,731,306)  (12,570,699)     745,162
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (13,311,705)    5,636,587   (18,023,054)   64,097,471    (8,287,403)  15,694,861
NET ASSETS AT BEGINNING
 OF PERIOD............................  214,022,515   208,385,928   332,656,980   268,559,509    73,974,970   58,280,109
                                       ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $200,710,810  $214,022,515  $314,633,926  $332,656,980  $ 65,687,567  $73,974,970
                                       ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   17,750,726    17,575,202    21,968,011    22,597,319     4,476,288    4,420,308
       Units issued...................    3,066,393     5,607,314     3,393,027     5,098,918       814,924    1,367,784
       Units redeemed.................   (4,667,836)   (5,431,790)   (6,199,008)   (5,728,226)   (1,518,050)  (1,311,804)
                                       ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................   16,149,283    17,750,726    19,162,030    21,968,011     3,773,162    4,476,288
                                       ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                              VT
                                         International
                                              New                                               VT Mid Cap
                                         Opportunities              VT Investors                   Value
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (217,187) $   (28,349) $ (1,615,041) $ (1,606,866) $    13,151  $  (214,108)
Net realized gains (losses).......   3,437,488    1,696,110       707,770    (2,300,098)   2,527,037    1,496,127
Change in unrealized gains
 (losses).........................   1,244,562    6,683,064    (7,938,716)   23,613,015   (2,358,068)   1,082,688
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   4,464,863    8,350,825    (8,845,987)   19,706,051      182,120    2,364,707
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     153,256      201,750     1,318,138     4,148,088       62,598       60,733
Benefit payments..................    (496,054)    (637,944)   (3,022,675)   (3,645,028)    (156,522)    (139,365)
Payments on termination...........  (6,647,183)  (4,007,808)  (27,231,424)  (20,386,373)  (3,694,121)  (2,229,807)
Contract maintenance charge.......    (106,051)    (104,947)     (329,736)     (340,997)     (38,792)     (36,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   1,249,115    1,655,235    (5,290,570)    2,837,281      329,726    3,946,788
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (5,846,917)  (2,893,714)  (34,556,267)  (17,387,029)  (3,497,111)   1,602,172
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (1,382,054)   5,457,111   (43,402,254)    2,319,022   (3,314,991)   3,966,879
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,873,805   35,416,694   172,343,233   170,024,211   19,861,723   15,894,844
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $39,491,751  $40,873,805  $128,940,979  $172,343,233  $16,546,732  $19,861,723
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,427,496    3,636,393    18,054,637    20,334,874    1,083,113      983,344
       Units issued...............     701,298    1,661,650     1,429,065     2,778,908      234,361      502,749
       Units redeemed.............  (1,076,181)  (1,870,547)   (5,091,027)   (5,059,145)    (417,684)    (402,980)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                           Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                            VT Money                     VT New
                                             Market                   Opportunities               VT New Value
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  4,901,425  $  3,468,481  $ (1,426,134) $ (1,599,060) $   (637,934) $   (756,061)
Net realized gains (losses).......           --            --    (7,678,785)   (9,678,351)   25,846,276    18,588,341
Change in unrealized gains
 (losses).........................           --            --    13,827,773    19,006,110   (35,748,178)    7,875,714
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    4,901,425     3,468,481     4,722,854     7,728,699   (10,539,836)   25,707,994
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    9,484,967    25,712,800       262,674       424,118     5,625,733    18,287,730
Benefit payments..................  (13,445,862)  (16,259,561)   (1,437,195)   (1,690,796)   (2,416,272)   (2,643,591)
Payments on termination...........  (52,267,509)  (27,637,506)  (16,227,089)  (12,006,356)  (27,349,327)  (17,475,579)
Contract maintenance charge.......     (475,483)     (378,776)     (256,495)     (285,795)     (467,718)     (413,760)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   58,949,744    65,981,016    (5,080,946)   (6,199,881)   (1,758,201)    1,385,173
Adjustment to net assets allocated
 to contract in payout period.....           --            --            --            --            --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......    2,245,857    47,417,973   (22,739,051)  (19,758,710)  (26,365,785)     (860,027)
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................    7,147,282    50,886,454   (18,016,197)  (12,030,011)  (36,905,621)   24,847,967
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  150,672,007    99,785,553   109,501,230   121,531,241   201,898,924   177,050,957
                                   ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $157,819,289  $150,672,007  $ 91,485,033  $109,501,230  $164,993,303  $201,898,924
                                   ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   14,482,366     9,814,723    13,160,813    15,595,461    11,866,775    11,845,936
       Units issued...............   16,714,326    21,252,701       652,580     1,235,037     1,693,274     3,112,962
       Units redeemed.............  (16,459,681)  (16,585,058)   (3,193,817)   (3,669,685)   (3,280,451)   (3,092,123)
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
                                   ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                Sub-Account                 Sub-Account
                                   ------------------------  --------------------------  --------------------------
                                           VT OTC &
                                           Emerging                                             VT Small Cap
                                            Growth                   VT Research                    Value
                                   ------------------------  --------------------------  --------------------------
                                       2007         2006         2007          2006          2007          2006
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (410,739) $  (416,671) $   (762,915) $   (721,372) $ (1,297,588) $ (1,878,308)
Net realized gains (losses).......  (2,264,003)  (3,051,591)    2,363,141       328,561    27,360,701    27,397,789
Change in unrealized gains
 (losses).........................   5,921,899    6,635,614    (1,452,534)    8,534,273   (44,399,126)   (1,552,239)
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   3,247,157    3,167,352       147,692     8,141,462   (18,336,013)   23,967,242
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      47,692       91,118       156,804       211,836       474,621       573,350
Benefit payments..................    (445,903)    (404,229)   (1,003,955)   (1,410,110)   (2,185,668)   (1,895,516)
Payments on termination...........  (3,993,778)  (3,305,652)  (12,248,275)  (10,183,211)  (26,058,595)  (19,098,463)
Contract maintenance charge.......     (84,900)     (86,445)     (168,694)     (189,140)     (194,742)     (228,378)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............  (1,293,012)    (849,702)   (4,943,512)   (5,209,385)   (8,706,517)   (3,784,783)
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --            --            --
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (5,769,901)  (4,554,910)  (18,207,632)  (16,780,010)  (36,670,901)  (24,433,790)
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (2,522,744)  (1,387,558)  (18,059,940)   (8,638,548)  (55,006,914)     (466,548)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  29,517,870   30,905,428    84,867,780    93,506,328   164,020,480   164,487,028
                                   -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $26,995,126  $29,517,870  $ 66,807,840  $ 84,867,780  $109,013,566  $164,020,480
                                   ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,258,417    7,200,524     8,102,389     9,811,120     7,372,833     8,460,279
       Units issued...............     924,253      678,176       382,085       845,630       614,417     1,044,019
       Units redeemed.............  (2,011,082)  (1,620,283)   (2,032,873)   (2,554,361)   (2,238,480)   (2,131,465)
                                   -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
                                   ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   -------------------------  --------------------------  --------------------------
                                          VT Utilities
                                           Growth and
                                             Income                    VT Vista                   VT Voyager
                                   -------------------------  --------------------------  --------------------------
                                       2007          2006         2007          2006          2007          2006
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $    165,491  $   750,950  $ (1,142,023) $ (1,328,285) $ (4,048,963) $ (4,310,021)
Net realized gains (losses).......    3,911,172      814,086       401,097      (932,388)  (16,146,309)  (26,327,164)
Change in unrealized gains
 (losses).........................    4,315,709    9,234,463     3,178,733     5,804,482    31,563,983    41,510,623
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    8,392,372   10,799,499     2,437,807     3,543,809    11,368,711    10,873,438
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       67,621       88,433       246,191       675,696     1,377,936     5,945,334
Benefit payments..................     (880,072)  (1,577,655)   (1,219,601)   (1,070,685)   (4,702,256)   (5,701,842)
Payments on termination...........   (9,100,898)  (5,629,853)  (13,310,841)  (10,366,329)  (43,272,071)  (35,306,346)
Contract maintenance charge.......      (87,340)     (82,167)     (190,480)     (221,003)     (636,980)     (722,065)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     (745,266)    (823,451)   (6,538,355)   (2,933,081)  (23,471,992)  (25,504,508)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --            --            --            --            --
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (10,745,955)  (8,024,693)  (21,013,086)  (13,915,402)  (70,705,363)  (61,289,427)
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (2,353,583)   2,774,806   (18,575,279)  (10,371,593)  (59,336,652)  (50,415,989)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   50,959,010   48,184,204    87,411,859    97,783,452   303,968,673   354,384,662
                                   ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $ 48,605,427  $50,959,010  $ 68,836,580  $ 87,411,859  $244,632,021  $303,968,673
                                   ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,637,160    4,305,917     8,514,698     9,918,521    33,891,275    41,526,539
       Units issued...............      452,927      628,539       411,926     1,123,476     1,809,854     3,714,948
       Units redeemed.............   (1,158,067)  (1,297,296)   (2,398,328)   (2,527,299)   (9,458,657)  (11,350,212)
                                   ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................    2,932,020    3,637,160     6,528,296     8,514,698    26,242,472    33,891,275
                                   ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Rydex            STI Classic               STI Classic
                                                  Variable Trust       Variable Trust           Variable Trust
                                                    Sub-Account         Sub-Account               Sub-Account
                                                  --------------  -----------------------  ------------------------
                                                                                                  STI Clasic
                                                                         STI Clasic                Large Cap
                                                                       Large Cap Core            Growth Stock
                                                     Rydex OTC        Equity Fund (o)              Fund (p)
                                                  --------------  -----------------------  ------------------------
                                                   2007    2006       2007        2006         2007         2006
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (83) $  (63) $   (17,390) $  (12,493) $  (182,145) $  (279,631)
Net realized gains (losses)......................     15      58      653,061     580,082    1,340,567    1,067,397
Change in unrealized gains (losses)..............    902     232     (624,567)    118,347    1,015,809    1,232,470
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................    834     227       11,104     685,936    2,174,231    2,020,236
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  1,152   1,205       13,413      93,011      131,957      181,628
Benefit payments.................................     --      --      (54,747)    (19,271)    (530,924)    (717,553)
Payments on termination..........................     --    (441)  (1,496,643)   (872,240)  (6,361,336)  (8,332,825)
Contract maintenance charge......................     (6)     (5)      (5,163)     (5,801)     (10,066)     (12,001)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     --      (1)     169,350    (139,935)    (912,024)    (693,300)
Adjustment to net assets allocated to contract in
 payout period...................................     --      --           --          --           --           --
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  1,146     758   (1,373,790)   (944,236)  (7,682,393)  (9,574,051)
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  1,980     985   (1,362,686)   (258,300)  (5,508,162)  (7,553,815)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  4,635   3,650    5,012,867   5,271,167   21,018,168   28,571,983
                                                  ------  ------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $6,615  $4,635  $ 3,650,181  $5,012,867  $15,510,006  $21,018,168
                                                  ======  ======  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................    354     291      366,980     444,147    1,120,381    1,599,353
       Units issued..............................     82      97       47,006      24,316       52,419       69,117
       Units redeemed............................     (1)    (34)    (145,130)   (101,483)    (417,863)    (548,089)
                                                  ------  ------  -----------  ----------  -----------  -----------
    Units outstanding at end of period...........    435     354      268,856     366,980      754,937    1,120,381
                                                  ======  ======  ===========  ==========  ===========  ===========

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             STI Classic               STI Classic               STI Classic
                                           Variable Trust            Variable Trust            Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                                 STI                       STI                       STI
                                            International              Investment                 Large Cap
                                               Equity                  Grade Bond               Value Equity
                                      ------------------------  ------------------------  ------------------------
                                      2007 (j)(q)      2006       2007 (q)       2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $     9,608  $    (9,882) $   189,432  $   301,834  $    17,835  $    (4,178)
Net realized gains (losses)..........   1,313,686      274,883      (76,221)     (25,339)   2,089,682    1,511,224
Change in unrealized gains
 (losses)............................  (1,042,650)     622,896         (265)     (10,388)  (1,438,636)   3,128,809
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................     280,644      887,897      112,946      266,107      668,881    4,635,855
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      23,968      154,507       34,386      223,949       87,836      175,968
Benefit payments.....................     (17,687)     (18,907)     (41,853)    (224,377)    (551,823)    (624,816)
Payments on termination..............    (447,262)  (1,452,340)  (1,572,238)  (2,684,849)  (6,341,829)  (8,554,755)
Contract maintenance charge..........        (554)      (1,603)      (2,481)      (8,011)     (10,154)     (11,256)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (3,972,482)    (147,144)  (7,600,818)    (372,683)    (410,014)    (629,109)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (4,414,017)  (1,465,487)  (9,183,004)  (3,065,971)  (7,225,984)  (9,643,968)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,133,373)    (577,590)  (9,070,058)  (2,799,864)  (6,557,103)  (5,008,113)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   4,133,373    4,710,963    9,070,058   11,869,922   22,014,500   27,022,613
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $        --  $ 4,133,373  $        --  $ 9,070,058  $15,457,397  $22,014,500
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     230,244      320,524      689,496      900,143    1,011,308    1,457,862
       Units issued..................     181,684       18,619       82,104       66,826       56,161       58,621
       Units redeemed................    (411,928)    (108,899)    (771,600)    (277,473)    (356,711)    (505,175)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................          --      230,244           --      689,496      710,758    1,011,308
                                      ===========  ===========  ===========  ===========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                STI Classic               STI Classic               The Universal
                                              Variable Trust            Variable Trust        Institutional Funds, Inc.
                                                Sub-Account               Sub-Account                Sub-Account
                                         ------------------------  ------------------------  --------------------------
                                                STI Mid-Cap                   STI                  Van Kampen UIF
                                                Core Equity                Small Cap                  Emerging
                                                 Fund (r)                Value Equity              Markets Equity
                                         ------------------------  ------------------------  --------------------------
                                             2007         2006         2007         2006         2007          2006
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (90,170) $  (100,683) $   (59,204) $  (113,577) $   (780,936) $   (506,348)
Net realized gains (losses).............   1,537,700    1,114,077    2,636,696    3,627,372    18,870,282     8,818,934
Change in unrealized gains (losses).....  (1,061,753)    (201,482)  (2,331,112)  (2,081,522)    2,895,074     8,893,578
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     385,777      811,912      246,380    1,432,273    20,984,420    17,206,164
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      45,180       49,123      204,782      849,155       153,157       249,434
Benefit payments........................    (130,671)    (214,041)     (56,719)     (77,550)   (1,288,624)   (1,099,232)
Payments on termination.................  (2,575,040)  (2,554,169)  (2,506,787)  (2,697,982)  (13,550,815)  (10,589,550)
Contract maintenance charge.............      (3,549)      (4,244)      (9,913)      (7,935)      (17,131)      (18,238)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (351,472)    (229,497)      60,656     (144,105)   (2,705,129)    3,246,524
Adjustment to net assets allocated to
 contract in payout period..............          --           --           --           --            --            --
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,015,552)  (2,952,828)  (2,307,981)  (2,078,417)  (17,408,542)   (8,211,062)
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (2,629,775)  (2,140,916)  (2,061,601)    (646,144)    3,575,878     8,995,102
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,465,017   10,605,933   10,021,419   10,667,563    63,047,185    54,052,083
                                         -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 5,835,242  $ 8,465,017  $ 7,959,818  $10,021,419  $ 66,623,063  $ 63,047,185
                                         ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     480,442      639,429      439,344      526,460     3,269,652     3,778,024
       Units issued.....................      30,777       38,545       48,028       94,840       574,683     1,030,062
       Units redeemed...................    (179,879)    (197,532)    (136,527)    (181,956)   (1,342,375)   (1,538,434)
                                         -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................     331,340      480,442      350,845      439,344     2,501,960     3,269,652
                                         ===========  ===========  ===========  ===========  ============  ============

--------
(r)Previously known as STI Mid-Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 The Universal             The Universal          The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc. Institutional Funds,
                                                  Sub-Account               Sub-Account          Inc. Sub-Account
                                          --------------------------  ------------------------  -------------------
                                                                                                  Van Kampen UIF
                                                Van Kampen UIF            Van Kampen UIF           Global Value
                                                 Equity Growth             Fixed Income               Equity
                                          --------------------------  ------------------------  -------------------
                                              2007          2006         2007         2006        2007       2006
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (916,647) $   (976,586) $   38,781   $   50,095   $    226   $    97
Net realized gains (losses)..............    3,465,482       760,139       4,479       11,681      8,233     2,258
Change in unrealized gains (losses)......    7,787,781     1,325,591      26,766      (22,093)    (5,150)    6,505
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 operations..............................   10,336,616     1,109,144      70,026       39,683      3,309     8,860
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      309,987       434,447          --          600         --        --
Benefit payments.........................   (1,290,080)   (1,455,169)     (6,235)     (16,529)        --        --
Payments on termination..................  (10,218,776)   (9,685,751)   (130,700)    (341,293)   (14,445)   (1,257)
Contract maintenance charge..............      (71,241)      (78,667)       (346)        (409)       (61)      (59)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (2,129,068)      588,673     (23,228)      73,003      6,667       (39)
Adjustment to net assets allocated to
 contract in payout period...............           --            --          --           --         --        --
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 contract transactions...................  (13,399,178)  (10,196,467)   (160,509)    (284,628)    (7,839)   (1,355)
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (3,062,562)   (9,087,323)    (90,483)    (244,945)    (4,530)    7,505
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,188,938    67,276,261   1,863,307    2,108,252     54,227    46,722
                                          ------------  ------------  ----------   ----------   --------   -------
NET ASSETS AT END OF PERIOD.............. $ 55,126,376  $ 58,188,938  $1,772,824   $1,863,307   $ 49,697   $54,227
                                          ============  ============  ==========   ==========   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,948,484     7,009,647     151,332      174,805      3,871     3,976
       Units issued......................      601,850     1,154,808       3,407        6,467        408        --
       Units redeemed....................   (1,802,428)   (2,215,971)    (15,766)     (29,940)      (961)     (105)
                                          ------------  ------------  ----------   ----------   --------   -------
    Units outstanding at end of period...    4,747,906     5,948,484     138,973      151,332      3,318     3,871
                                          ============  ============  ==========   ==========   ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal             The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc. Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                                         Van Kampen UIF
                                           Van Kampen UIF                 International            Van Kampen UIF
                                             High Yield                      Magnum                Mid Cap Growth
                                          ------------------------  ------------------------  ------------------------
                                           2007          2006           2007         2006         2007         2006
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  648       $   549      $   (69,380) $  (566,414) $  (655,904) $  (689,729)
Net realized gains (losses)..............    179        (4,037)       6,995,310    4,693,661    5,925,571    5,343,664
Change in unrealized gains (losses)......   (610)        4,057       (2,006,449)   3,729,396    2,036,135   (1,984,782)
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    217           569        4,919,481    7,856,643    7,305,802    2,669,153
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    176            48           59,454      243,770       61,588      293,797
Benefit payments.........................     --            --         (753,553)    (554,489)    (913,368)    (614,118)
Payments on termination..................   (235)           --       (7,942,540)  (5,426,384)  (7,731,699)  (6,008,822)
Contract maintenance charge..............    (14)          (17)         (11,273)     (12,319)      (9,360)     (11,140)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    113            37        1,573,457    3,951,152     (638,528)   2,642,360
Adjustment to net assets allocated to
 contract in payout period...............     --            --               --           --           --           --
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     40            68       (7,074,455)  (1,798,270)  (9,231,367)  (3,697,923)
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    257           637       (2,154,974)   6,058,373   (1,925,565)  (1,028,770)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,727         8,090       40,738,522   34,680,149   40,057,080   41,085,850
                                            ------       -------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $8,984       $ 8,727      $38,583,548  $40,738,522  $38,131,515  $40,057,080
                                            ======       =======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    641           636        3,317,377    3,464,574    2,642,285    2,911,403
       Units issued......................     21             6          533,810      885,196      370,367      786,090
       Units redeemed....................    (18)           (1)      (1,054,537)  (1,032,393)    (927,282)  (1,055,208)
                                            ------       -------    -----------  -----------  -----------  -----------
    Units outstanding at end of period...    644           641        2,796,650    3,317,377    2,085,370    2,642,285
                                            ======       =======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             The Universal               The Universal           The Universal
                                       Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                              Sub-Account                 Sub-Account             Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                            Van Kampen UIF              Van Kampen UIF
                                             U.S. Mid Cap                  U.S. Real            Van Kampen UIF
                                                 Value                      Estate                   Value
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006        2007         2006
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $ (1,389,434) $ (1,913,173) $   (395,737) $   (392,149) $    503     $    517
Net realized gains (losses)..........   23,909,137    23,829,644    15,403,902    13,558,564    35,657       43,894
Change in unrealized gains
 (losses)............................  (13,719,771)    1,819,454   (26,369,714)    9,609,829   (45,909)       2,299
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from operations.....................    8,799,932    23,735,925   (11,361,549)   22,776,244    (9,749)      46,710
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      292,438       528,121       126,004       239,305        --           --
Benefit payments.....................   (2,296,562)   (2,124,635)   (1,140,748)   (1,442,912)  (17,796)          --
Payments on termination..............  (24,544,311)  (18,558,759)  (14,073,573)  (12,191,427)  (45,949)     (52,354)
Contract maintenance charge..........      (94,569)     (100,516)      (16,583)      (20,556)     (120)        (174)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (6,649,644)     (609,860)   (6,437,317)     (580,611)  (15,951)       1,149
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --        --           --
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from contract transactions..........  (33,292,648)  (20,865,649)  (21,542,217)  (13,996,201)  (79,816)     (51,379)
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (24,492,716)    2,870,276   (32,903,766)    8,780,043   (89,565)      (4,669)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  141,489,131   138,618,855    79,513,161    70,733,118   342,010      346,679
                                      ------------  ------------  ------------  ------------   --------     --------
NET ASSETS AT END OF
 PERIOD.............................. $116,996,415  $141,489,131  $ 46,609,395  $ 79,513,161  $252,445     $342,010
                                      ============  ============  ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    9,904,008    11,514,149     2,396,508     2,894,820    22,196       25,837
       Units issued..................      844,636     1,389,167       217,708       445,890     1,682          399
       Units redeemed................   (3,022,923)   (2,999,308)     (887,871)     (944,202)   (6,613)      (4,040)
                                      ------------  ------------  ------------  ------------   --------     --------
    Units outstanding at end of
     period..........................    7,725,721     9,904,008     1,726,345     2,396,508    17,265       22,196
                                      ============  ============  ============  ============   ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                        Van Kampen UIF              Van Kampen UIF              Van Kampen UIF
                                           Emerging                    Emerging                   Equity and
                                    Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 1,648,176   $ 1,999,653   $  (482,862)  $  (266,743)  $   131,775   $  (357,167)
Net realized gains (losses).......     964,183       575,257     7,942,219     1,778,274     4,199,402     2,973,316
Change in unrealized gains
 (losses).........................  (1,242,001)     (146,605)    4,838,731     6,888,338    (2,806,181)    5,208,177
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................   1,370,358     2,428,305    12,298,088     8,399,869     1,524,996     7,824,326
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,148,845     3,280,270       154,221     5,296,424     3,293,524    14,385,394
Benefit payments..................    (271,346)     (184,157)     (495,274)     (136,711)   (1,700,401)   (1,640,127)
Payments on termination...........  (2,918,636)   (1,408,025)   (3,350,307)   (1,499,562)   (6,521,807)   (4,080,596)
Contract maintenance charge.......    (109,152)     (101,367)     (149,797)     (103,277)     (202,440)     (157,600)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................    (133,539)      130,236    (1,722,916)    1,640,645     1,563,592     8,636,036
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,283,828)    1,716,957    (5,564,073)    5,197,519    (3,567,532)   17,143,107
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (913,470)    4,145,262     6,734,015    13,597,388    (2,042,536)   24,967,433
NET ASSETS AT BEGINNING
 OF PERIOD........................  29,699,057    25,553,795    34,945,258    21,347,870    83,763,314    58,795,881
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $28,785,587   $29,699,057   $41,679,273   $34,945,258   $81,720,778   $83,763,314
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,754,748     1,663,103     1,095,016       902,850     6,060,607     4,724,767
       Units issued...............     279,929       492,525       122,643       390,017     1,372,871     3,989,162
       Units redeemed.............    (423,185)     (400,880)     (272,590)     (197,851)   (1,575,468)   (2,653,322)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   1,611,492     1,754,748       945,069     1,095,016     5,858,010     6,060,607
                                   ===========   ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)       Funds, Inc. (Class II)    Funds, Inc. (Class II)
                                          Sub-Account                  Sub-Account               Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                     Van Kampen UIF            Van Kampen UIF
                                        Van Kampen UIF                   Global                 Int'l Growth
                                   Equity Growth (Class II)       Franchise (Class II)        Equity (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006         2007        2006 (ah)
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (305,321)  $  (324,622)  $ (2,028,160) $   (257,268) $  (72,211)   $  (16,501)
Net realized gains (losses).......   1,419,511       819,551     14,667,921     4,042,433     241,110        13,773
Change in unrealized gains
 (losses).........................   2,222,472      (214,105)    (3,583,434)   13,184,322     344,536       377,889
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from operations..................   3,336,662       280,824      9,056,327    16,969,487     513,435       375,161
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     145,375       738,261      6,840,725    22,426,308     159,388     2,694,057
Benefit payments..................    (323,329)     (678,927)    (1,534,229)   (1,130,074)    (41,399)     (102,096)
Payments on termination...........  (1,818,628)   (1,544,613)   (10,034,933)   (5,243,293)   (257,608)      (12,353)
Contract maintenance charge.......     (41,702)      (45,463)      (395,157)     (304,664)    (22,933)       (1,734)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (1,402,915)     (296,095)     1,290,073     6,950,360   1,096,018       811,891
Adjustment to net assets allocated
 to contract in payout period.....          --            --             --            --          --            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from contract transactions.......  (3,441,199)   (1,826,837)    (3,833,521)   22,698,637     933,466     3,389,765
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (104,537)   (1,546,013)     5,222,806    39,668,124   1,446,901     3,764,926
NET ASSETS AT BEGINNING
 OF PERIOD........................  18,809,068    20,355,081    113,948,468    74,280,344   3,764,926            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
NET ASSETS AT END OF
 PERIOD........................... $18,704,531   $18,809,068   $119,171,274  $113,948,468  $5,211,827    $3,764,926
                                   ===========   ===========   ============  ============   ==========    ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,384,951     1,530,368      6,893,393     5,283,768     350,835            --
       Units issued...............     154,318       516,487      1,374,811     2,799,723     216,934       416,473
       Units redeemed.............    (393,533)     (661,904)    (1,538,990)   (1,190,098)   (135,179)      (65,638)
                                   -----------   -----------   ------------  ------------   ----------    ----------
    Units outstanding at end of
     period.......................   1,145,736     1,384,951      6,729,214     6,893,393     432,590       350,835
                                   ===========   ===========   ============  ============   ==========    ==========

--------
(ah)For the period beginning March 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                    Van Kampen UIF              Van Kampen UIF
                                        Van Kampen UIF               Small Company               U.S. Mid Cap
                                   Mid Cap Growth (Class II)       Growth (Class II)           Value (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007       2006 (af)        2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (982,088)  $  (715,142)  $  (443,467)  $  (483,345)  $  (934,962)  $(1,058,192)
Net realized gains (losses).......   5,322,413     3,712,719     3,668,044     3,211,792    11,429,363    10,092,338
Change in unrealized gains
 (losses).........................   6,223,096       167,943    (2,755,794)     (146,114)   (5,498,773)    3,425,243
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................  10,563,421     3,165,520       468,783     2,582,333     4,995,628    12,459,389
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   7,477,773    11,276,357       301,151     1,353,937     4,594,124    12,221,679
Benefit payments..................  (1,934,658)     (323,179)     (330,458)     (484,666)   (1,227,063)   (1,200,360)
Payments on termination...........  (4,476,608)   (2,661,477)   (4,218,947)   (1,928,363)   (8,441,754)   (4,141,843)
Contract maintenance charge.......    (206,890)     (138,748)      (89,111)     (100,052)     (296,034)     (248,975)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   1,756,905     3,273,120      (538,557)   (1,299,785)   (1,110,279)    1,400,028
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......   2,616,522    11,426,073    (4,875,922)   (2,458,929)   (6,481,006)    8,030,529
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  13,179,943    14,591,593    (4,407,139)      123,404    (1,485,378)   20,489,918
NET ASSETS AT BEGINNING
 OF PERIOD........................  49,626,832    35,035,239    27,590,958    27,467,554    81,291,108    60,801,190
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $62,806,775   $49,626,832   $23,183,819   $27,590,958   $79,805,730   $81,291,108
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,034,858     1,948,644     1,424,812     1,559,590     4,424,664     3,854,542
       Units issued...............   1,530,141     1,785,201       140,505       321,968       712,527     1,541,930
       Units redeemed.............    (977,617)     (698,987)     (383,222)     (456,746)     (954,135)     (971,808)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
                                   ===========   ===========   ===========   ===========   ===========   ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional       Van Kampen Life           Van Kampen Life
                                     Funds, Inc. (Class II)         Investment Trust          Investment Trust
                                           Sub-Account                 Sub-Account               Sub-Account
                                   --------------------------  --------------------------  ----------------------
                                         Van Kampen UIF
                                            U.S. Real
                                        Estate (Class II)             LIT Comstock             LIT Government
                                   --------------------------  --------------------------  ----------------------
                                       2007          2006          2007          2006         2007        2006
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (783,977) $   (692,383) $    414,870  $     56,357  $   53,943  $   47,178
Net realized gains (losses).......   16,282,424    12,611,326     7,720,219    10,525,160         (57)     (8,050)
Change in unrealized gains
 (losses).........................  (36,024,311)   19,161,802   (10,315,466)    3,962,999      32,771       3,042
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations..................  (20,525,864)   31,080,745    (2,180,377)   14,544,516      86,657      42,170
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    6,592,025    12,858,347       123,133       343,491       4,710      29,500
Benefit payments..................   (2,093,109)     (894,450)   (2,813,838)   (1,960,309)    (29,223)     (5,751)
Payments on termination...........  (11,071,384)   (5,647,992)  (21,194,264)  (22,266,296)   (334,413)   (454,189)
Contract maintenance charge.......     (379,738)     (363,065)      (36,814)      (44,679)       (709)       (852)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,695,103)   (6,005,389)   (1,411,016)    2,247,280      52,421     377,909
Adjustment to net assets
 allocated to contract in
 payout period....................           --            --            --            --          --          --
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions.......   (9,647,309)      (52,549)  (25,332,799)  (21,680,513)   (307,214)    (53,383)
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (30,173,173)   31,028,196   (27,513,176)   (7,135,997)   (220,557)    (11,213)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  118,644,914    87,616,718   106,182,837   113,318,834   1,625,914   1,637,127
                                   ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD........................... $ 88,471,741  $118,644,914  $ 78,669,661  $106,182,837  $1,405,357  $1,625,914
                                   ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    4,137,435     4,153,868     7,390,761     9,040,553     142,200     145,861
       Units issued...............      836,414     1,078,358       753,760     1,378,010      12,430      60,258
       Units redeemed.............   (1,198,256)   (1,094,791)   (2,480,947)   (3,027,802)    (38,587)    (63,919)
                                   ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period.......................    3,775,593     4,137,435     5,663,574     7,390,761     116,043     142,200
                                   ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                               Van Kampen
                                       Van Kampen Life            Van Kampen Life            Life Investment
                                       Investment Trust          Investment Trust           Trust (Class II)
                                         Sub-Account                Sub-Account                Sub-Account
                                   -----------------------  --------------------------  ------------------------
                                          LIT Money                                          LIT Aggressive
                                            Market                Strat Growth I            Growth (Class II)
                                   -----------------------  --------------------------  ------------------------
                                      2007         2006         2007          2006          2007         2006
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  106,086  $    83,208  $   (727,730) $   (917,901) $  (379,558) $  (394,031)
Net realized gains (losses).......         --           --    (1,287,249)   (3,911,659)   2,507,709    2,541,104
Change in unrealized gains
 (losses).........................         --           --     8,916,296     5,476,960    1,116,496   (1,466,903)
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    106,086       83,208     6,901,317       647,400    3,244,647      680,170
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     12,787       29,598        75,777       117,343       35,592      345,396
Benefit payments..................   (231,283)      (9,105)     (999,534)   (1,317,374)    (326,222)    (344,751)
Payments on termination...........   (605,629)  (1,218,491)   (9,444,089)  (10,649,467)  (2,543,320)  (1,366,846)
Contract maintenance charge.......     (8,427)      (9,846)      (33,605)      (44,423)     (58,780)     (63,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  1,175,419    1,095,041    (2,835,365)   (5,995,331)  (1,249,301)    (857,518)
Adjustment to net assets allocated
 to contract in payout period.....         --           --            --            --           --           --
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......    342,867     (112,803)  (13,236,816)  (17,889,252)  (4,142,031)  (2,287,381)
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    448,953      (29,595)   (6,335,499)  (17,241,852)    (897,384)  (1,607,211)
NET ASSETS AT BEGINNING
 OF PERIOD........................  2,930,986    2,960,581    51,747,722    68,989,574   21,979,686   23,586,897
                                   ----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $3,379,939  $ 2,930,986  $ 45,412,223  $ 51,747,722  $21,082,302  $21,979,686
                                   ==========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    263,118      272,700     6,026,902     7,916,041    1,637,880    1,820,915
       Units issued...............    194,772      178,712       349,795       495,653      148,507      377,364
       Units redeemed.............   (163,742)    (188,294)   (1,759,806)   (2,384,792)    (433,450)    (560,399)
                                   ----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................    294,148      263,118     4,616,891     6,026,902    1,352,937    1,637,880
                                   ==========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Van Kampen                  Van Kampen                 Van Kampen
                                            Life Investment             Life Investment            Life Investment
                                           Trust (Class II)            Trust (Class II)           Trust (Class II)
                                              Sub-Account                 Sub-Account                Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                             LIT Comstock               LIT Growth and                LIT Money
                                              (Class II)               Income (Class II)          Market (Class II)
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006          2007         2006
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (296,555) $ (1,500,077) $   (457,105) $ (1,155,764) $   968,605  $   738,710
Net realized gains (losses)..........   20,405,392    26,740,375    11,791,956    13,319,030           --           --
Change in unrealized gains
 (losses)............................  (31,519,323)   19,295,277    (9,370,433)    9,201,401           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (11,410,486)   44,535,575     1,964,418    21,364,667      968,605      738,710
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    4,338,690    27,115,674     2,765,323    16,086,756    3,223,416    4,654,118
Benefit payments.....................   (5,282,318)   (4,862,130)   (2,845,552)   (2,497,238)  (1,918,600)  (1,815,526)
Payments on termination..............  (38,250,021)  (23,354,908)  (15,998,701)  (10,001,941)  (5,824,947)  (3,440,735)
Contract maintenance charge..........     (799,401)     (753,914)     (571,878)     (551,548)    (115,979)    (110,273)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (7,477,046)   (3,039,368)      (39,087)      372,909    5,413,849      654,091
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (47,470,096)   (4,894,646)  (16,689,895)    3,408,938      777,739      (58,325)
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (58,880,582)   39,640,929   (14,725,477)   24,773,605    1,746,344      680,385
NET ASSETS AT BEGINNING
 OF PERIOD...........................  356,768,909   317,127,980   171,901,585   147,127,980   31,042,091   30,361,706
                                      ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $297,888,327  $356,768,909  $157,176,108  $171,901,585  $32,788,435  $31,042,091
                                      ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   23,655,937    23,944,803     9,671,613     9,457,634    3,034,832    3,044,840
       Units issued..................    2,142,832     5,170,352     1,162,896     2,327,230    2,610,478    2,346,171
       Units redeemed................   (5,245,857)   (5,459,218)   (2,085,252)   (2,113,251)  (2,527,315)  (2,356,179)
                                      ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..........................   20,552,912    23,655,937     8,749,257     9,671,613    3,117,995    3,034,832
                                      ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                      Life Investment
                                                                      Trust (Class II)
                                                                        Sub-Account
                                                                 -------------------------
                                                                      Strat Growth II
                                                                 -------------------------
                                                                     2007          2006
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss).................................... $ (1,133,388) $(1,168,398)
Net realized gains (losses).....................................    3,375,326    1,365,382
Change in unrealized gains (losses).............................    6,663,483      189,436
                                                                 ------------  -----------
Increase (decrease) in net assets from operations...............    8,905,421      386,420
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits........................................................      365,251    3,714,332
Benefit payments................................................   (1,392,501)    (909,703)
Payments on termination.........................................   (7,196,736)  (4,613,808)
Contract maintenance charge.....................................     (138,685)    (140,111)
Transfers among the sub-accounts and with the Fixed Account--net   (2,627,300)  (1,659,789)
Adjustment to net assets allocated to contract in payout period.           --           --
                                                                 ------------  -----------
Increase (decrease) in net assets from contract transactions....  (10,989,971)  (3,609,079)
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS...............................   (2,084,550)  (3,222,659)
NET ASSETS AT BEGINNING OF PERIOD...............................   65,541,994   68,764,653
                                                                 ------------  -----------
NET ASSETS AT END OF PERIOD..................................... $ 63,457,444  $65,541,994
                                                                 ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....................    6,471,800    6,957,992
       Units issued.............................................      691,575    1,095,176
       Units redeemed...........................................   (1,747,312)  (1,581,368)
                                                                 ------------  -----------
    Units outstanding at end of period..........................    5,416,063    6,471,800
                                                                 ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

    .  AIM Lifetime America Variable Annuity Series (Classic, Freedom, and
       Regal)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ II Variable Annuity
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred)
    .  Allstate Personal Retirement Manager
    .  Allstate Provider Variable Annuity
    . Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) . Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share)
    .  Morgan Stanley Variable Annuity
    .  Morgan Stanley Variable Annuity II
    .  Morgan Stanley Variable Annuity II Asset Manager
    .  Morgan Stanley Variable Annuity 3
    .  Morgan Stanley Variable Annuity 3 Asset Manager
    .  Preferred Client Variable Annuity
    . Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) . Scudder Horizon Advantage Variable Annuity
    .  Select Directions Variable Annuity
    .  STI Classic Variable Annuity

   With the exception of the Allstate Advisor Variable Annuity (Base, Plus, and Preferred), the Allstate Advisor (STI) Variable Annuity (Base and Preferred), the Allstate Retirement Access VA B Series, the Allstate Retirement Access VA L Series, and the Allstate Retirement Access VA X Series, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives." The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended        AST UBS Dynamic Alpha
  December 31, 2007):                                    AST Western Assets Core Plus Bond (For period
   AST Advanced Strategies                                  beginning November 19, 2007, and ended
   AST Aggressive Asset Allocation                          December 31, 2007)
   AST AllianceBernstein Core Value
   AST AllianceBernstein Growth & Income*            AIM Variable Insurance Funds
   AST AllianceBernstein Managed Index 500               AIM V. I. Aggressive Growth (Merged into AIM
   AST American Century Income & Growth                     V. I. Capital Appreciation on May 1, 2006)
   AST American Century Strategic Allocation            AIM V. I. Basic Balanced
   AST Balanced Asset Allocation                        AIM V. I. Basic Value
   AST Capital Growth Asset Allocation                   AIM V. I. Blue Chip (Merged into AIM V. I.
   AST Cohen & Steers Realty                                Large Cap Growth on June 12, 2006)
   AST Conservative Asset Allocation                    AIM V. I. Capital Appreciation
   AST DeAm Large-Cap Value                             AIM V. I. Capital Development
   AST DeAm Small-Cap Value                             AIM V. I. Core Equity
   AST Federated Aggressive Growth                       AIM V. I. Demographic Trends (Merged into
   AST First Trust Balanced Target                          AIM V. I. Capital Appreciation on
   AST First Trust Capital Appreciation Target              November 3, 2006)
   AST Goldman Sachs Concentrated Growth                AIM V. I. Diversified Income
   AST Goldman Sachs Mid-Cap Growth                     AIM V. I. Government Securities
   AST High Yield                                        AIM V. I. Growth (Merged into AIM V. I.
   AST International Growth                                 Capital Appreciation on May 1, 2006)
   AST International Value                              AIM V. I. High Yield
   AST JPMorgan International Equity                    AIM V. I. International Growth
   AST Large-Cap Value                                  AIM V. I. Large Cap Growth
   AST Lord Abbett Bond Debenture                       AIM V. I. Mid Cap Core Equity
   AST Marsico Capital Growth                           AIM V. I. Money Market
   AST MFS Global Equity                                 AIM V. I. Premier Equity (Merged into AIM
   AST MFS Growth*                                          V. I. Core Equity on May 1, 2006)
   AST Mid-Cap Value                                    AIM V. I. Technology
   AST Money Market                                     AIM V. I. Utilities
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman Mid-Cap Value                AIM Variable Insurance Funds Series II
   AST Neuberger Berman Small-Cap Growth                 AIM V. I. Aggressive Growth II (Merged into
   AST PIMCO Limited Maturity Bond*                         AIM V. I. Capital Appreciation II on
   AST PIMCO Total Return Bond                              May 1, 2006)
   AST Preservation Asset Allocation                    AIM V. I. Basic Balanced II
   AST Small-Cap Growth*                                AIM V. I. Basic Value II
   AST Small-Cap Value                                   AIM V. I. Blue Chip II (Merged into AIM V. I.
   AST T. Rowe Price Asset Allocation                       Large Cap Growth II on June 12, 2006)
   AST T. Rowe Price Global Bond                        AIM V. I. Capital Appreciation II
   AST T. Rowe Price Large-Cap Growth                   AIM V. I. Capital Development II
   AST T. Rowe Price Natural Resources                  AIM V. I. Core Equity II
                                                         AIM V. I. Demographic Trends II (Merged into
                                                            AIM V. I. Capital Appreciation II on
                                                            November 3, 2006)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds Series II (continued)      DWS Variable Series I
   AIM V. I. Diversified Income II                         DWS VIP Bond A
   AIM V. I. Government Securities II                      DWS VIP Capital Growth A
    AIM V. I. Growth II (Merged into AIM V. I.             DWS VIP Global Opportunities
       Capital Appreciation II on May 1, 2006)             DWS VIP Growth and Income A
   AIM V. I. High Yield II                                 DWS VIP International
   AIM V. I. International Growth II                        DWS VIP Money Market A (Merged into DWS
   AIM V. I. Large Cap Growth II                               VIP Money Market A II on November 3,
   AIM V. I. Mid Cap Core Equity II                            2006)
   AIM V. I. Money Market II
    AIM V. I. Premier Equity II (Merged into AIM        DWS Variable Series II
       Core Equity II on May 1, 2006)                      DWS VIP Balanced A
   AIM V. I. Technology II                                 DWS VIP Money Market A II
   AIM V. I. Utilities II                                  DWS VIP Small Cap Growth A

AllianceBernstein Variable Product Series Fund          Federated Insurance Series
    AllianceBernstein VPS Growth (Previously known         Federated Prime Money Fund II
       as AllianceBernstein Growth)
    AllianceBernstein VPS Growth & Income               Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein              VIP Contrafund
       Growth & Income)                                    VIP Equity-Income
    AllianceBernstein VPS International Value              VIP Growth
       (Previously known as AllianceBernstein              VIP High Income
       International Value)                                VIP Index 500
    AllianceBernstein VPS Large Cap Growth                 VIP Investment Grade Bond
       (Previously known as AllianceBernstein Large        VIP Overseas
       Cap Growth)
    AllianceBernstein VPS Small/Mid Cap Value           Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein           (Service Class 2)
       Small/Mid Cap Value)                                VIP Asset Manager Growth (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Contrafund (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2010 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom 2020 Portfolio (Service Class 2)
                                                           VIP Freedom 2030 Portfolio (Service Class 2)
American Century Variable Portfolios, Inc.                 VIP Freedom Income Portfolio (Service Class 2)
   American Century VP Balanced                            VIP Growth & Income (Service Class 2)
   American Century VP International*                      VIP Growth (Service Class 2)
                                                            VIP Growth Stock Portfolio (Service Class 2)
Dreyfus Socially Responsible Growth Fund, Inc.                 (Previously known as VIP Freedom Growth
   Dreyfus Socially Responsible Growth Fund                    Stock Portfolio (Service Class 2))
                                                           VIP High Income (Service Class 2)
Dreyfus Stock Index Fund                                   VIP Index 500 (Service Class 2)
   Dreyfus Stock Index Fund                                VIP Investment Grade Bond (Service Class 2)
                                                           VIP Mid Cap (Service Class 2)
Dreyfus Variable Investment Fund                           VIP Money Market (Service Class 2)
   VIF Growth & Income                                     VIP Overseas (Service Class 2)
   VIF Money Market
    VIF Small Company Stock (Closed on April 30,
       2007)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products         MFS Variable Insurance Trust (continued)
Trust                                                     MFS Investors Trust
   Franklin Flex Cap Growth Securities                    MFS New Discovery
   Franklin Growth and Income Securities                  MFS Research
   Franklin High Income Sec 2                             MFS Research Bond
   Franklin Income Securities                             MFS Utilities
   Franklin Large Cap Growth Securities
   Franklin Small Cap Value Securities                 MFS Variable Insurance Trust (Service Class)
   Franklin Small-Mid Cap Growth Securities               MFS Emerging Growth (Service Class)
   Franklin U.S. Government                               MFS Investors Trust (Service Class)
   Mutual Discovery                                       MFS New Discovery (Service Class)
   Mutual Shares Securities                               MFS Research (Service Class)
   Templeton Developing Markets Securities                MFS Utilities (Service Class)
   Templeton Foreign Securities
   Templeton Global Income Securities                  Morgan Stanley Variable Investment Series
   Templeton Growth Securities                            Aggressive Equity
                                                          Dividend Growth
Goldman Sachs Variable Insurance Trust                    Equity
   VIT Capital Growth                                     European Growth
   VIT Growth and Income                                  Global Advantage
   VIT Mid Cap Value                                      Global Dividend Growth
    VIT Strategic International Equity (Previously        High Yield
       known as VIT International Equity)                 Income Builder
   VIT Structured Small Cap Equity Fund                   Information (Closed June 23, 2006)
   VIT Structured U.S. Equity Fund                        Limited Duration
                                                          Money Market
Janus Aspen Series                                        Quality Income Plus
   Forty Portfolio                                        S&P 500 Index
                                                          Strategist
Janus Aspen Series (Service Shares)                       Utilities
   Foreign Stock (Service Shares)
   Worldwide Growth (Service Shares)*                  Morgan Stanley Variable Investment Series
                                                       (Class Y Shares)
Lazard Retirement Series, Inc.                            Aggressive Equity (Class Y Shares)
   Emerging Markets                                       Dividend Growth (Class Y Shares)
                                                          Equity (Class Y Shares)
Legg Mason Partners Variable Portfolios I, Inc            European Growth (Class Y Shares)
    Legg Mason Variable All Cap Portfolio I (Merged       Global Advantage (Class Y Shares)
       into Legg Mason Partners Variable                  Global Dividend Growth (Class Y Shares)
       Fundamental Value on April 27, 2007)               High Yield (Class Y Shares)
   Legg Mason Variable Fundamental Value                  Income Builder (Class Y Shares)
   Legg Mason Variable Investors Portfolio I               Information (Class Y Shares) (Closed June 23,
                                                              2006)
Lord Abbett Series Fund                                   Limited Duration (Class Y Shares)
   All Value                                              Money Market (Class Y Shares)
   Bond-Debenture                                         Quality Income Plus (Class Y Shares)
   Growth and Income                                      S&P 500 Index (Class Y Shares)
   Growth Opportunities                                   Strategist (Class Y Shares)
   Mid-Cap Value                                          Utilities (Class Y Shares)

MFS Variable Insurance Trust
   MFS Emerging Growth
   MFS High Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Neuberger & Berman Advisors Management Trust        Putnam Variable Trust (continued)
   AMT Guardian*                                       VT Global Equity
   AMT Mid-Cap Growth                                  VT Growth and Income
   AMT Partners                                        VT Growth Opportunities
                                                       VT Health Sciences
Oppenheimer Variable Account Funds                     VT High Yield
   Oppenheimer Balanced                                VT Income
   Oppenheimer Capital Appreciation                    VT International Equity
   Oppenheimer Core Bond                               VT International Growth and Income
   Oppenheimer Global Securities                       VT International New Opportunities
   Oppenheimer High Income                             VT Investors
   Oppenheimer Main Street                             VT Mid Cap Value
   Oppenheimer Main Street Small Cap Growth            VT Money Market
   Oppenheimer MidCap Fund                             VT New Opportunities
   Oppenheimer Strategic Bond                          VT New Value
                                                       VT OTC & Emerging Growth
Oppenheimer Variable Account Funds (Service            VT Research
Class ("SC"))                                          VT Small Cap Value
   Oppenheimer Balanced (SC)                           VT Utilities Growth and Income
   Oppenheimer Capital Appreciation (SC)               VT Vista
   Oppenheimer Core Bond (SC)                          VT Voyager
   Oppenheimer Global Securities (SC)
   Oppenheimer High Income (SC)                     Rydex Variable Trust
   Oppenheimer Main Street (SC)                        Rydex OTC
   Oppenheimer Main Street Small Cap Growth (SC)
   Oppenheimer MidCap Fund (SC)                     STI Classic Variable Trust
   Oppenheimer Strategic Bond (SC)                      STI Classic Large Cap Core Equity Fund
                                                           (Previously known as STI Large Cap
PIMCO Advisors Variable Insurance Trust                    Relative Value)
   OpCap Balanced                                       STI Classic Large Cap Growth Stock Fund
   OpCap Small Cap                                         (Previously known as STI Capital
                                                           Appreciation)
PIMCO Variable Insurance Trust                          STI International Equity (Merged into Federated
   Foreign Bond                                            Prime Money Fund II on April 27, 2007)
   Money Market                                         STI Investment Grade Bond (Closed on April 27,
   PIMCO Total Return                                      2007)
   PIMCO VIT Commodity Real Return Strategy             STI Large Cap Value Equity STI Mid-Cap Core
    PIMCO VIT Emerging Markets Bond (Admin                 Equity Fund (Previously known as STI
       Shares)                                             Mid-Cap Equity)
   PIMCO VIT Real Return (Advisor Shares)              STI Small Cap Value Equity
   PIMCO VIT Total Return (Advisor Shares)
                                                    The Universal Institutional Funds, Inc.
Putnam Variable Trust                                  Van Kampen UIF Emerging Markets Equity
   VT American Government Income                       Van Kampen UIF Equity Growth
   VT Capital Appreciation                             Van Kampen UIF Fixed Income
   VT Capital Opportunities                            Van Kampen UIF Global Value Equity
   VT Discovery Growth                                 Van Kampen UIF High Yield
   VT Diversified Income                               Van Kampen UIF International Magnum
   VT Equity Income                                    Van Kampen UIF Mid Cap Growth
   VT The George Putnam Fund of Boston                 Van Kampen UIF U.S. Mid Cap Value
   VT Global Asset Allocation                          Van Kampen UIF U.S. Real Estate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (Class II)    Van Kampen Life Investment Trust
   Van Kampen UIF Value                                  LIT Comstock
    Van Kampen UIF Emerging Markets Debt                 LIT Government
       (Class II)                                        LIT Money Market
    Van Kampen UIF Emerging Markets Equity               Strat Growth I
       (Class II)
   Van Kampen UIF Equity and Income (Class II)        Van Kampen Life Investment Trust (Class II)
   Van Kampen UIF Equity Growth (Class II)               LIT Aggressive Growth (Class II)
   Van Kampen UIF Global Franchise (Class II)            LIT Comstock (Class II)
   Van Kampen UIF Int'l Growth Equity (Class II)         LIT Growth and Income (Class II)
   Van Kampen UIF Mid Cap Growth (Class II)              LIT Money Market (Class II)
    Van Kampen UIF Small Company Growth                  Strat Growth II
       (Class II)
   Van Kampen UIF U.S. Mid Cap Value (Class II)
   Van Kampen UIF U.S. Real Estate (Class II)

--------
*  Fund was available, but had no assets at December 31, 2007

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the variable annuity account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

   Pending accounting standard--In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                              Purchases
                                                              ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Advanced Strategies (a)........................ $1,299,771
          AST Aggressive Asset Allocation (a)................     53,185
          AST AllianceBernstein Core Value (a)...............      9,570
          AST AllianceBernstein Growth & Income (a)..........     60,110
          AST AllianceBernstein Managed Index 500 (a)........     50,614
          AST American Century Strategic Allocation (a)......    148,046
          AST Balanced Asset Allocation (a)..................  3,889,687
          AST Capital Growth Asset Allocation (a)............  2,870,443
          AST Cohen & Steers Realty (a)......................      7,742
          AST Conservative Asset Allocation (a)..............    750,556
          AST DeAm Large-Cap Value (a).......................      1,221
          AST DeAm Small-Cap Value (a).......................        336
          AST Federated Aggressive Growth (a)................        610
          AST First Trust Balanced Target (a)................  2,647,299
          AST First Trust Capital Appreciation Target (a)....  4,917,561
          AST Goldman Sachs Concentrated Growth (a)..........     10,494
          AST Goldman Sachs Mid-Cap Growth (a)...............      1,906
          AST High Yield (a).................................      1,831
          AST International Growth (a).......................     30,593

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                         Purchases
                                                                        -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST International Value (a)......................................... $    67,620
   AST JPMorgan International Equity (a)...............................      61,499
   AST Large-Cap Value (a).............................................      20,257
   AST Lord Abbett Bond-Debenture (a)..................................       3,052
   AST Marsico Capital Growth (a)......................................      15,419
   AST MFS Global Equity (a)...........................................      52,596
   AST Mid-Cap Value (a)...............................................       4,174
   AST Money Market (a)................................................      66,392
   AST Neuberger Berman Mid-Cap Growth (a).............................       1,444
   AST Neuberger Berman Mid-Cap Value (a)..............................       2,277
   AST Neuberger Berman Small-Cap Growth (a)...........................         842
   AST PIMCO Total Return Bond (a).....................................     112,534
   AST Preservation Asset Allocation (a)...............................     491,460
   AST Small-Cap Value (a).............................................      30,160
   AST T. Rowe Price Asset Allocation (a)..............................   2,954,556
   AST T. Rowe Price Global Bond (a)...................................       6,080
   AST T. Rowe Price Large-Cap Growth (a)..............................      19,733
   AST T. Rowe Price Natural Resources (a).............................      45,600
   AST UBS Dynamic Alpha (a)...........................................   1,479,179

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced............................................   3,821,928
   AIM V. I. Basic Value...............................................   2,967,513
   AIM V. I. Capital Appreciation......................................   2,812,054
   AIM V. I. Capital Development.......................................   3,900,811
   AIM V. I. Core Equity...............................................   5,437,755
   AIM V. I. Diversified Income........................................   3,678,559
   AIM V. I. Government Securities.....................................   3,020,804
   AIM V. I. High Yield................................................   1,541,701
   AIM V. I. International Growth......................................   4,908,687
   AIM V. I. Large Cap Growth..........................................     986,616
   AIM V. I. Mid Cap Core Equity.......................................   2,442,372
   AIM V. I. Money Market..............................................  17,678,553
   AIM V. I. Technology................................................     600,603
   AIM V. I. Utilities.................................................   2,218,953

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II.........................................      73,885
   AIM V. I. Basic Value II............................................   1,813,905
   AIM V. I. Capital Appreciation II...................................     170,322
   AIM V. I. Capital Development II....................................     241,284
   AIM V. I. Core Equity II............................................     170,704
   AIM V. I. Diversified Income II.....................................      93,060
   AIM V. I. Government Securities II..................................      70,141

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. High Yield II......................................................... $    93,403
   AIM V. I. International Growth II...............................................     125,915
   AIM V. I. Large Cap Growth II...................................................      12,471
   AIM V. I. Mid Cap Core Equity II................................................     250,516
   AIM V. I. Money Market II.......................................................     728,051
   AIM V. I. Technology II.........................................................      15,217
   AIM V. I. Utilities II..........................................................     238,281

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)................................................   4,157,254
   AllianceBernstein VPS Growth & Income (c).......................................  16,138,579
   AllianceBernstein VPS International Value (d)...................................   8,424,495
   AllianceBernstein VPS Large Cap Growth (e)......................................   3,733,289
   AllianceBernstein VPS Small/Mid Cap Value (f)...................................   5,943,373
   AllianceBernstein VPS Utility Income (g)........................................   2,489,574
   AllianceBernstein VPS Value (h).................................................     727,468

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced....................................................       3,581
   American Century VP International...............................................         196

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund........................................       1,213

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund........................................................      69,196

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income.............................................................      26,270
   VIF Money Market................................................................     436,357
   VIF Small Company Stock (i).....................................................      23,490

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond A..................................................................     310,587
   DWS VIP Capital Growth A........................................................     185,714
   DWS VIP Global Opportunities....................................................     276,334
   DWS VIP Growth and Income A.....................................................     174,494
   DWS VIP International...........................................................     157,575

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(h)Previously known as AllianceBernstein Value
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A....................................................................... $   114,220
   DWS VIP Money Market A II................................................................     265,474
   DWS VIP Small Cap Growth A...............................................................      42,780

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II (j)........................................................  13,087,338

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...........................................................................   4,363,045
   VIP Equity-Income........................................................................     536,550
   VIP Growth...............................................................................     457,270
   VIP High Income..........................................................................     669,734
   VIP Index 500............................................................................     821,410
   VIP Investment Grade Bond................................................................     245,249
   VIP Overseas.............................................................................     996,582

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)...............................................       2,383
   VIP Contrafund (Service Class 2).........................................................  57,728,071
   VIP Equity-Income (Service Class 2)......................................................     441,403
   VIP Freedom 2010 Portfolio (Service Class 2).............................................   4,594,700
   VIP Freedom 2020 Portfolio (Service Class 2).............................................   4,912,705
   VIP Freedom 2030 Portfolio (Service Class 2).............................................   1,378,708
   VIP Freedom Income Portfolio (Service Class 2)...........................................   1,679,173
   VIP Growth & Income (Service Class 2)....................................................   2,436,031
   VIP Growth (Service Class 2).............................................................       4,860
   VIP Growth Stock Portfolio (Service Class 2) (k).........................................   1,600,290
   VIP High Income (Service Class 2)........................................................   2,804,984
   VIP Index 500 (Service Class 2)..........................................................   8,019,350
   VIP Investment Grade Bond (Service Class 2)..............................................       1,275
   VIP Mid Cap (Service Class 2)............................................................  12,735,818
   VIP Money Market (Service Class 2).......................................................   6,806,459
   VIP Overseas (Service Class 2)...........................................................      90,381

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities......................................................     993,793
   Franklin Growth and Income Securities....................................................  15,354,120
   Franklin High Income Sec 2...............................................................   2,066,276
   Franklin Income Securities...............................................................  91,366,926
   Franklin Large Cap Growth Securities.....................................................  21,882,992
   Franklin Small Cap Value Securities......................................................  13,107,242
   Franklin Small Mid-Cap Growth Securities.................................................     358,049
   Franklin U.S. Government.................................................................   9,487,278
   Mutual Discovery.........................................................................  17,704,815

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                  -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts (continued):
   Mutual Shares Securities...................................................................... $48,441,129
   Templeton Developing Markets Securities.......................................................  14,229,085
   Templeton Foreign Securities..................................................................  52,396,133
   Templeton Global Income Securities............................................................     503,633
   Templeton Growth Securities...................................................................     709,456

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth............................................................................       2,900
   VIT Growth and Income.........................................................................   3,319,285
   VIT Mid Cap Value.............................................................................   1,489,482
   VIT Strategic International Equity (l)........................................................         787
   VIT Structured Small Cap Equity Fund..........................................................   4,172,879
   VIT Structured U.S. Equity Fund...............................................................   3,019,093

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...............................................................................         242

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares)................................................................       1,880

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets..............................................................................       3,311

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I (i)(m)................................................         635
   Legg Mason Variable Fundamental Value Portfolio (m)(n)........................................       8,694
   Legg Mason Variable Investors Portfolio I.....................................................         785

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.....................................................................................   3,563,010
   Bond-Debenture................................................................................  13,897,513
   Growth and Income.............................................................................  16,316,668
   Growth Opportunities..........................................................................   9,364,180
   Mid-Cap Value.................................................................................  16,493,453

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Emerging Growth...........................................................................      26,505
   MFS High Income...............................................................................     186,504
   MFS Investors Trust...........................................................................     115,947
   MFS New Discovery.............................................................................     525,989
   MFS Research..................................................................................      13,856
   MFS Research Bond.............................................................................     178,417
   MFS Utilities.................................................................................     177,655

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(l)Previously known as VIT International Equity
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                            -----------

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Emerging Growth (Service Class)..................................................... $     6,718
   MFS Investors Trust (Service Class).....................................................      21,434
   MFS New Discovery (Service Class).......................................................      71,809
   MFS Research (Service Class)............................................................       4,836
   MFS Utilities (Service Class)...........................................................     322,566

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity.......................................................................     672,203
   Dividend Growth.........................................................................   6,544,283
   Equity..................................................................................   3,412,168
   European Growth.........................................................................   4,628,903
   Global Advantage........................................................................   1,005,203
   Global Dividend Growth..................................................................  19,456,190
   High Yield..............................................................................   2,172,879
   Income Builder..........................................................................   3,681,817
   Limited Duration........................................................................   3,629,440
   Money Market............................................................................  46,571,594
   Quality Income Plus.....................................................................  16,636,009
   S&P 500 Index...........................................................................   3,459,958
   Strategist..............................................................................  33,225,379
   Utilities...............................................................................  17,971,168

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)......................................................   1,945,193
   Dividend Growth (Class Y Shares)........................................................   3,510,403
   Equity (Class Y Shares).................................................................   2,130,879
   European Growth (Class Y Shares)........................................................   2,202,679
   Global Advantage (Class Y Shares).......................................................     553,535
   Global Dividend Growth (Class Y Shares).................................................  11,044,104
   High Yield (Class Y Shares).............................................................   2,218,721
   Income Builder (Class Y Shares).........................................................   4,668,094
   Limited Duration (Class Y Shares).......................................................  13,066,527
   Money Market (Class Y Shares)...........................................................  71,744,078
   Quality Income Plus (Class Y Shares)....................................................  24,141,899
   S&P 500 Index (Class Y Shares)..........................................................   6,839,133
   Strategist (Class Y Shares).............................................................  14,862,525
   Utilities (Class Y Shares)..............................................................   5,837,298

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth......................................................................          --
   AMT Partners............................................................................      16,599

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced....................................................................     920,906
   Oppenheimer Capital Appreciation........................................................     430,456
   Oppenheimer Core Bond...................................................................     292,772

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                            Purchases
                                                                                           -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Global Securities.......................................................... $ 1,974,544
   Oppenheimer High Income................................................................     201,955
   Oppenheimer Main Street................................................................     180,028
   Oppenheimer Main Street Small Cap Growth...............................................     322,853
   Oppenheimer MidCap Fund................................................................      55,021
   Oppenheimer Strategic Bond.............................................................   1,696,291

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Balanced (SC)..............................................................   7,213,725
   Oppenheimer Capital Appreciation (SC)..................................................   6,987,626
   Oppenheimer Core Bond (SC).............................................................  28,802,119
   Oppenheimer Global Securities (SC).....................................................  13,049,818
   Oppenheimer High Income (SC)...........................................................   7,009,744
   Oppenheimer Main Street (SC)...........................................................  12,578,181
   Oppenheimer Main Street Small Cap Growth (SC)..........................................   7,601,354
   Oppenheimer MidCap Fund (SC)...........................................................   2,715,674
   Oppenheimer Strategic Bond (SC)........................................................  18,432,873

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
   OpCap Balanced.........................................................................         899
   OpCap Small Cap........................................................................         495

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond...........................................................................         652
   Money Market...........................................................................      17,319
   PIMCO Total Return.....................................................................       2,541
   PIMCO VIT Commodity Real Return Strategy...............................................     882,412
   PIMCO VIT Emerging Markets Bond (Admin Shares).........................................     631,504
   PIMCO VIT Real Return (Advisor Shares).................................................   8,810,375
   PIMCO VIT Total Return (Advisor Shares)................................................  13,906,546

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..........................................................   6,478,911
   VT Capital Appreciation................................................................   2,758,285
   VT Capital Opportunities...............................................................   3,964,704
   VT Discovery Growth....................................................................   2,992,508
   VT Diversified Income..................................................................   8,694,461
   VT Equity Income.......................................................................   8,875,876
   VT The George Putnam Fund of Boston....................................................  35,645,060
   VT Global Asset Allocation.............................................................  11,531,820
   VT Global Equity.......................................................................   5,207,767
   VT Growth and Income...................................................................  96,007,420
   VT Growth Opportunities................................................................   1,370,763
   VT Health Sciences.....................................................................   2,075,467
   VT High Yield..........................................................................  15,706,902
   VT Income..............................................................................  29,605,053
   VT International Equity................................................................  86,411,795

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT International Growth and Income.............................................. $ 21,790,152
   VT International New Opportunities..............................................    5,724,030
   VT Investors....................................................................    5,340,509
   VT Mid Cap Value................................................................    4,969,132
   VT Money Market.................................................................  129,884,567
   VT New Opportunities............................................................    1,612,702
   VT New Value....................................................................   39,119,280
   VT OTC & Emerging Growth........................................................    2,317,863
   VT Research.....................................................................    1,536,519
   VT Small Cap Value..............................................................   22,711,123
   VT Utilities Growth and Income..................................................    4,542,819
   VT Vista........................................................................    1,562,134
   VT Voyager......................................................................    5,138,128

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex OTC.......................................................................        1,151

Investments in the STI Classic Variable Trust Sub-Accounts:
   STI Classic Large Cap Core Equity Fund (o)......................................      855,982
   STI Classic Large Cap Growth Stock Fund (p).....................................    1,438,974
   STI International Equity (q)....................................................      753,472
   STI Investment Grade Bond (q)...................................................      385,839
   STI Large Cap Value Equity......................................................      902,297
   STI Mid-Cap Core Equity Fund (r)................................................    1,326,583
   STI Small Cap Value Equity......................................................    2,861,211

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity..........................................   14,918,033
   Van Kampen UIF Equity Growth....................................................    3,940,266
   Van Kampen UIF Fixed Income.....................................................       75,269
   Van Kampen UIF Global Value Equity..............................................       12,000
   Van Kampen UIF High Yield.......................................................        1,063
   Van Kampen UIF International Magnum.............................................    9,572,940
   Van Kampen UIF Mid Cap Growth...................................................    5,895,431
   Van Kampen UIF U.S. Mid Cap Value...............................................   20,709,709
   Van Kampen UIF U.S. Real Estate.................................................    9,492,963
   Van Kampen UIF Value............................................................       31,115

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II).................................    6,190,817
   Van Kampen UIF Emerging Markets Equity (Class II)...............................    7,692,274
   Van Kampen UIF Equity and Income (Class II).....................................   16,469,829

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                  Purchases
                                                                                                --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity Growth (Class II)..................................................... $    1,532,337
   Van Kampen UIF Global Franchise (Class II)..................................................     27,370,115
   Van Kampen UIF Int'l Growth Equity (Class II)...............................................      1,872,729
   Van Kampen UIF Mid Cap Growth (Class II)....................................................     16,571,655
   Van Kampen UIF Small Company Growth (Class II)..............................................      4,169,979
   Van Kampen UIF U.S. Mid Cap Value (Class II)................................................     16,912,843
   Van Kampen UIF U.S. Real Estate (Class II)..................................................     29,427,425

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Comstock................................................................................      8,508,277
   LIT Government..............................................................................        160,584
   LIT Money Market............................................................................      1,950,355
   Strat Growth I..............................................................................      1,086,730

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Aggressive Growth (Class II)............................................................      3,036,968
   LIT Comstock (Class II).....................................................................     29,056,786
   LIT Growth and Income (Class II)............................................................     19,991,254
   LIT Money Market (Class II).................................................................     25,083,181
   LIT Strat Growth II.........................................................................      4,692,679
                                                                                                --------------
                                                                                                $1,935,418,164
                                                                                                ==============

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Advanced Strategies (a)
   2007..............  118    $10.44 - 10.51     $1,239        0.18%       1.00 - 2.65%      4.42 -   5.15%

   AST Aggressive Asset Allocation (a)
   2007..............    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value (a)
   2007..............    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income (a)
   2007..............    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST AllianceBernstein Managed Index 500 (a)
   2007..............    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST American Century Income & Growth (a)
   2007..............  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST American Century Strategic Allocation (a)
   2007..............   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Balanced Asset Allocation (a)
   2007..............  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Capital Growth Asset Allocation (a)
   2007..............  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST Cohen & Steers Realty (a)
   2007..............    1      9.33 -  9.39          8        0.00        1.00 - 2.65      -6.71 -  -6.05

   AST Conservative Asset Allocation (a)
   2007..............   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST DeAm Large-Cap Value (a)
   2007..............  < 1      9.77 -  9.84          1        0.00        1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value (a)
   2007..............  < 1      8.80 -  8.86        < 1        0.00        1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth (a)
   2007..............  < 1     10.17 - 10.24          1        0.00        1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target (a)
   2007..............  238     10.39 - 10.46      2,479        0.46        1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target (a)
   2007.............  441    $10.52 - 10.60     $4,653        0.19%       1.00 - 2.65%     5.22 -   5.95%

   AST Goldman Sachs Concentrated Growth (a)
   2007.............  < 1     10.37 - 10.44         10        0.00        1.00 - 2.65      3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth (a)
   2007.............  < 1     10.38 - 10.46          2        0.00        1.00 - 2.65      3.84 -   4.57

   AST High Yield (a)
   2007.............  < 1     10.48 - 10.56          2        0.00        1.00 - 2.65      4.83 -   5.56

   AST International Growth (a)
   2007.............    2     11.03 - 11.10         24        0.62        1.00 - 2.65     10.26 -  11.03

   AST International Value (a)
   2007.............    5     10.43 - 10.50         57        1.16        1.00 - 2.65      4.31 -   5.04

   AST JPMorgan International Equity (a)
   2007.............    5     10.30 - 10.37         51        2.13        1.00 - 2.65      3.02 -   3.74

   AST Large-Cap Value (a)
   2007.............    2      9.52 -  9.59         19        1.34        1.00 - 2.65     -4.78 -  -4.11

   AST Lord Abbett Bond Debenture (a)
   2007.............  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65      3.57 -   4.29

   AST Marsico Capital Growth (a)
   2007.............    1     10.78 - 10.86         15        0.23        1.00 - 2.65      7.83 -   8.58

   AST MFS Global Equity (a)
   2007.............    1     10.39 - 10.46          8       21.72        1.00 - 2.65      3.91 -   4.63

   AST MFS Growth (a)
   2007.............  < 1     10.72 - 10.80         --        0.00        1.00 - 2.65      7.22 -   7.97

   AST Mid-Cap Value (a)
   2007.............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65     -2.89 -  -2.21

   AST Money Market (a)
   2007.............    7     10.09 - 10.16         66        0.30        1.00 - 2.65      0.89 -   1.60

   AST Neuberger Berman Mid-Cap Growth (a)
   2007.............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65      4.60 -   5.33

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Neuberger Berman Mid-Cap Value (a)
   2007...............   < 1   $ 9.99 - 10.05    $     2       0.00%        1.00 - 2.65%     -0.15 -  0.55%

   AST Neuberger Berman Small-Cap Growth (a)
   2007...............   < 1    11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 - 12.72

   AST PIMCO Limited Maturity Bond (a)
   2007...............   < 1    10.30 - 10.37         --       0.00         1.00 - 2.65       3.02 -  3.75

   AST PIMCO Total Return Bond (a)
   2007...............     6    10.56 - 10.64         67       6.10         1.00 - 2.65       5.62 -  6.36

   AST Preservation Asset Allocation (a)
   2007...............    46    10.45 - 10.52        481       0.37         1.00 - 2.65       4.52 -  5.25

   AST Small-Cap Growth (a)
   2007...............   < 1     9.83 -  9.90         --       0.00         1.00 - 2.65      -1.69 - -1.00

   AST Small-Cap Value (a)
   2007...............     2     9.42 -  9.48         22       1.62         1.00 - 2.65      -5.84 - -5.18

   AST T. Rowe Price Asset Allocation (a)
   2007...............   276    10.16 - 10.23      2,811       1.66         1.00 - 2.65       1.62 -  2.33

   AST T. Rowe Price Global Bond (a)
   2007...............     1    10.57 - 10.64          6       0.00         1.00 - 2.65       5.68 -  6.42

   AST T. Rowe Price Large-Cap Growth (a)
   2007...............     2    10.04 - 10.11         19       0.14         1.00 - 2.65       0.37 -  1.07

   AST T. Rowe Price Natural Resources (a)
   2007...............     4    11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 - 16.74

   AST UBS Dynamic Alpha (a)
   2007...............   144     9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 - -2.78

Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Aggressive Growth
   2006 (s)...........    --      N/A - N/A           --       0.00                  --        N/A - N/A
   2005............... 2,454     9.23 - 12.43     26,951       0.00         1.10 - 1.85       3.79 -  4.59
   2004............... 2,810     8.89 -  9.06     29,360       0.00         1.35 - 1.85       9.74 - 10.29
   2003............... 3,183     8.11 -  8.22     30,014       0.00         1.35 - 1.85      24.33 - 24.97

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Basic Balanced
   2007...........  3,322  $11.41 - 12.78    $ 39,458      2.82%        1.10 - 1.75%      0.41 -  1.08%
   2006...........  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -  9.35
   2005...........  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -  4.14
   2004...........  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -  6.29
   2003...........  6,229    8.45 -  9.90      61,441      1.93         1.15 - 1.85      14.21 - 15.03

   AIM V. I. Basic Value
   2007...........  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -  0.43
   2006...........  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 - 11.97
   2005...........  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -  4.58
   2004...........  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -  8.03
   2003...........  2,385   11.26 - 11.41      27,024      0.04         1.10 - 1.70      31.38 - 32.17

   AIM V. I. Blue Chip
   2006 (t).......     --     N/A - N/A            --      0.24         1.70 - 1.70        N/A - N/A
   2005...........  3,256    6.31 -  6.50      20,821      0.54         1.10 - 1.70       1.76 -  2.37
   2004...........  3,828    6.20 -  6.35      23,985      0.10         1.10 - 1.70       2.91 -  3.53
   2003...........  4,128    6.03 -  6.13      25,059      0.00         1.10 - 1.70      23.04 - 23.78

   AIM V. I. Capital Appreciation
   2007........... 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 - 11.23
   2006 (s)(u)(v). 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -  5.56
   2005........... 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -  8.08
   2004........... 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -  5.88
   2003........... 15,663    6.63 - 10.23     144,505      0.00         0.70 - 2.30      26.54 - 28.62

   AIM V. I. Capital Development
   2007...........  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -  9.63
   2006...........  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 - 15.25
   2005...........  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -  8.41
   2004...........  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 - 14.24
   2003...........  1,672    9.34 - 12.95      19,887      0.00         1.10 - 1.70      33.08 - 33.88

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Core Equity
   2007........... 13,757  $11.37 - 11.66    $194,919      1.03%        0.70 - 2.20%      5.75 -  7.36%
   2006 (w)....... 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -  8.65
   2005...........  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -  4.16
   2004........... 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -  7.62
   2003........... 11,986    8.01 -  8.15     133,799      0.99         1.25 - 1.65      22.39 - 22.88

   AIM V. I. Demographic Trends
   2006 (u).......     --     N/A - N/A            --      0.00                  --        N/A - N/A
   2005...........  1,839    5.47 -  5.56       9,996      0.00         1.10 - 1.70       4.42 -  5.05
   2004...........  2,399   12.01 - 12.01      12,449      0.00         1.50 - 1.50       6.63 -  6.63
   2003...........  2,638   11.27 - 11.27      12,838      0.00         1.50 - 1.50      35.41 - 35.41

   AIM V. I. Diversified Income
   2007...........  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -  0.61
   2006...........  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -  3.34
   2005...........  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -  1.78
   2004...........  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -  3.73
   2003...........  2,854   11.00 - 11.09      32,380      7.09         1.25 - 1.45       7.67 -  7.88

   AIM V. I. Government Securities
   2007...........  1,660   12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -  5.17
   2006...........  1,951   12.27 - 13.19      25,477      3.52         1.10 - 1.70       1.81 -  2.42
   2005...........  2,587   12.05 - 12.88      33,125      2.90         1.10 - 1.70      -0.05 -  0.55
   2004...........  3,234   11.81 - 12.39      41,389      3.54         1.15 - 1.65       0.89 -  1.39
   2003...........  4,156   11.70 - 12.22      52,569      2.41         1.15 - 1.65     -0.58 -  -0.09

   AIM V. I. Growth
   2006 (v).......     --     N/A - N/A            --      0.00         1.10 - 1.37        N/A - N/A
   2005........... 10,078    5.53 -  8.50      74,629      0.00         0.70 - 2.20       5.15 -  6.73
   2004........... 11,996    5.19 -  8.08      84,294      0.00         0.70 - 2.20       5.87 -  7.47
   2003........... 13,667    4.83 -  7.63      91,409      0.00         0.70 - 2.20      28.39 - 30.32

--------
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. High Yield
   2007...........    950  $10.83 - 13.00    $ 10,238      6.51%        1.10 - 1.85%    -0.64 -   0.13%
   2006...........  1,225   10.81 - 13.08      13,245      7.66         1.10 - 1.85      8.69 -   9.53
   2005...........  1,578    9.87 - 12.03      15,601      8.13         1.10 - 1.85      0.82 -   1.60
   2004...........  1,993   10.98 - 11.94      19,434      2.86         1.15 - 1.85      9.19 -   9.98
   2003...........  2,276    9.99 - 10.93      20,211      7.73         1.15 - 1.85     25.67 -  26.58

   AIM V. I. International Growth
   2007...........  3,092   17.75 - 17.90      58,800      0.40         1.10 - 1.85     12.59 -  13.46
   2006...........  3,717   15.76 - 15.78      62,827      1.01         1.10 - 1.85     25.87 -  26.83
   2005...........  3,971   12.44 - 12.52      53,896      0.66         1.10 - 1.85     16.64 -  25.24
   2004...........  3,969   10.37 - 10.60      47,559      0.64         1.25 - 1.65     21.98 -  22.47
   2003...........  4,237    8.50 -  8.65      42,319      0.52         1.25 - 1.65      26.95 - 27.46

   AIM V. I. Large Cap Growth
   2007...........  1,448   12.58 - 12.70      18,302      0.03         1.10 - 1.70     13.68 -  14.37
   2006 (t)(x)....  1,721   11.07 - 11.11      19,086      0.33          1.10 -1.70     10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2007...........  1,440   13.23 - 17.98      23,624      0.20         1.10 - 2.20      7.15 -   8.34
   2006...........  1,898   12.35 - 16.59      28,749      0.91         1.10 - 2.20      8.83 -  10.03
   2005...........  2,172   11.35 - 15.08      30,351      0.55         1.10 - 2.20      5.29 -   6.44
   2004...........  1,876   10.78 - 10.84      25,617      0.40         1.28 - 2.20      7.76 -   8.43
   2003...........  1,375   12.42 - 12.58      17,193      0.00         1.10 - 1.70     25.17 -  25.92

   AIM V. I. Money Market
   2007...........  1,818   10.80 - 12.17      21,740      4.55         1.10 - 1.70      2.77 -   3.39
   2006...........  1,821   10.51 - 11.77      21,080      4.26         1.10 - 1.70      2.52 -   3.14
   2005...........  1,793   10.25 - 11.42      20,186      2.40         1.10 - 1.70      0.79 -   1.40
   2004...........  2,239   10.17 - 11.26      25,037      0.63         1.10 - 1.70     -1.01 -  -0.41
   2003...........  3,415   10.27 - 11.30      38,378      0.60         1.10 - 1.70     -1.12 -  -0.52

   AIM V. I. Premier Equity
   2006 (w).......     --     N/A - N/A            --      1.02         1.30 - 1.95        N/A - N/A
   2005........... 15,763    7.16 -  8.34     145,943      0.77         0.70 - 2.20      3.36 -   4.92
   2004........... 19,269    6.82 - 10.04     172,357      0.43         0.70 - 2.20      3.45 -   5.03
   2003........... 23,027    6.49 -  7.80     199,189      0.29         0.70 - 2.20     22.36 -  24.21

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2007...............   375   $12.79 - 13.08    $ 4,858       0.00%        1.10 - 1.70%      5.88 -  6.52%
   2006...............   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -  9.28
   2005...............   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -  1.06
   2004 (ai)..........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 - 11.17

   AIM V. I. Utilities
   2007...............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 - 19.32
   2006...............   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 - 24.09
   2005...............   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 - 15.56
   2004 (ai)..........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 - 22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:

   AIM V. I. Aggressive Growth II
   2006 (y)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............    56    11.19 - 11.51        633       0.00         1.30 - 2.00       3.44 -  4.18
   2004...............    54    10.82 - 11.05        594       0.00         1.30 - 2.00       9.24 - 10.02
   2003...............    55     9.90 - 10.04        549       0.00         1.30 - 2.00      23.82 - 24.71

   AIM V. I. Basic Balanced II
   2007...............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -  0.62
   2006...............   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -  8.84
   2005...............   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -  3.65
   2004...............   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -  5.85
   2003...............   183     9.35 -  9.50      1,730       2.99         1.30 - 2.10      -6.50 - 14.64

   AIM V. I. Basic Value II
   2007............... 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -  0.05
   2006............... 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 - 11.49
   2005............... 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -  4.07
   2004............... 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -  9.41
   2003...............   825    12.81 - 12.92      9,910       0.00         1.29 - 2.59      28.08 - 29.22

   AIM V. I. Blue Chip II
   2006 (z)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............   106     9.67 -  9.98      1,044       0.33         1.30 - 2.10       1.14 -  1.95
   2004...............   112     9.56 -  9.78      1,085       0.00         1.30 - 2.10       2.09 -  2.93
   2003...............   100     9.36 -  9.51        951       0.00         1.30 - 2.10      -6.40 - 23.19

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                   For the year ended December 31,
                        ----------------------------------- ----------------------------------------------
                                 Accumulation                                  Expense      Total Return***
                        Units     Unit Value     Net Assets  Investment        Ratio**          Lowest
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest   to Highest
                        ------ ----------------- ---------- ------------- ----------------- ---------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Capital Appreciation II
   2007................  546    $14.98 - 15.93     $7,992        0.00%       1.29 - 2.59%     8.82 - 10.28%
   2006 (y)(aa)(ab)....  620     13.76 - 14.45      8,274        0.00        1.29 - 2.59      3.32 -  4.69
   2005................  570     13.32 - 13.80      7,538        0.00        1.29 - 2.59      5.77 -  7.18
   2004................  629     12.59 - 12.88      7,748        0.00        1.29 - 2.59      3.58 -  4.96
   2003................  463     12.16 - 12.27      5,418        0.00        1.29 - 2.59     21.60 - 22.68

   AIM V. I. Capital Development II
   2007................   47     15.19 - 15.85        733        0.00        1.30 - 2.00      8.35 -  9.11
   2006................   41     14.02 - 14.52        592        0.00        1.30 - 2.00     13.96 - 14.76
   2005................   42     12.30 - 12.65        523        0.00        1.30 - 2.00      7.09 -  7.86
   2004................   36     11.49 - 11.73        421        0.00        1.30 - 2.00     12.96 - 13.77
   2003................   31     10.17 - 10.31        319        0.00        1.30 - 2.00     32.35 - 33.29

   AIM V. I. Core Equity II
   2007................  389     11.25 - 11.50      4,618        0.90        1.29 - 2.59      5.07 -  6.48
   2006 (ac)...........  474     10.71 - 10.80      5,296        0.94        1.29 - 2.59      7.09 -  8.04
   2005................   43     11.01 - 11.33        478        1.23        1.30 - 2.00      2.99 -  3.72
   2004................   45     10.69 - 10.92        491        0.90        1.30 - 2.00      6.50 -  7.26
   2003................   35     10.04 - 10.18        357        1.26        1.30 - 2.00     21.67 - 22.54

   AIM V. I. Demographic Trends II
   2006 (aa)...........   --       N/A - N/A           --        0.00        0.00 - 0.00       N/A - N/A
   2005................   30      9.82 - 10.10        303        0.00        1.30 - 2.00      3.96 -  4.70
   2004................   31      9.45 -  9.65        301        0.00        1.30 - 2.00      5.74 -  6.50
   2003................   33      8.93 -  9.06        297        0.00        1.30 - 2.00    -10.67 - 35.52

   AIM V. I. Diversified Income II
   2007................   46     11.10 - 11.64        528        7.08        1.30 - 2.10     -0.61 -  0.20
   2006................   48     11.16 - 11.61        552        5.03        1.30 - 2.10      2.01 -  2.83
   2005................   66     10.94 - 11.29        732        5.93        1.30 - 2.10      0.55 -  1.35
   2004................   69     10.88 - 11.14        758        6.48        1.30 - 2.10      2.50 -  3.33
   2003................   53     10.62 - 10.78        567       10.25        1.30 - 2.10      6.18 -  7.60

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Government Securities II
   2007................   95    $11.04 - 11.59     $1,089        3.33%       1.30 - 2.10%     3.89 -   4.73%
   2006................  124     10.63 - 11.06      1,362        2.90        1.30 - 2.10      1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177        2.87        1.30 - 2.10     -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411        3.52        1.30 - 2.10       0.12 -  0.94
   2003................  224     10.57 - 10.74      2,401        2.56        1.30 - 2.10      -0.39 -  5.68

   AIM V. I. Growth II
   2006 (ab)...........   --       N/A - N/A           --        0.00        0.00 - 0.00        N/A - N/A
   2005................   32      9.62 -  9.90        312        0.00        1.30 - 2.00       5.02 -  5.78
   2004................   37      9.16 -  9.36        345        0.00        1.30 - 2.00       5.84 -  6.60
   2003................   40      8.66 -  8.78        351        0.00        1.30 - 2.00      28.26 - 29.18

   AIM V. I. High Yield II
   2007................   47     13.58 - 14.15        651        6.61        1.30 - 2.00      -1.00 - -0.30
   2006................   52     13.71 - 14.20        732        7.55        1.30 - 2.00       8.23 -  8.99
   2005................   64     12.67 - 13.03        830        8.84        1.30 - 2.00       0.40 -  1.11
   2004................   65     12.62 - 12.88        836        3.17        1.30 - 2.00       8.91 -  9.69
   2003................   52     11.59 - 11.74        613       10.77        1.30 - 2.00      25.33 - 26.23

   AIM V. I. International Growth II
   2007................   78     20.31 - 21.31      1,636        0.39        1.30 - 2.10      12.06 - 12.96
   2006................   86     18.12 - 18.87      1,593        1.08        1.30 - 2.10      26.23 - 81.20
   2005................   66     14.53 - 14.95        973        0.64        1.30 - 2.00      15.36 - 16.18
   2004................   56     12.59 - 12.87        710        0.59        1.30 - 2.00      21.23 - 22.10
   2003................   37     10.39 - 10.54        392        0.51        1.30 - 2.00      3.88 -  26.93

   AIM V. I. Large Cap Growth II
   2007................   88     12.46 - 12.62      1,106        0.00        1.30 - 2.10      12.89 - 13.80
   2006 (x)(z).........   95     11.04 - 11.09      1,047        0.00        1.30 - 2.10      10.40 - 10.89

   AIM V. I. Mid Cap Core Equity II
   2007................  488     12.98 - 13.55      6,739        0.05        1.29 - 2.44       6.60 -  7.87
   2006................  545     12.17 - 12.56      6,990        0.67        1.29 - 2.44      8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457        0.37        1.29 - 2.44      4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239        0.04        1.29 - 2.44      7.41 -   8.26
   2003................  130     10.84 - 10.99      1,419        0.00        1.30 - 2.00      24.52 - 25.41

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Money Market II
   2007...................   228   $  9.76 -10.43    $ 2,352      4.00%      1.30 - 2.40%      1.80 -  2.93%
   2006...................   213      9.58 -10.13      2,143      3.63       1.30 - 2.40       1.55 -  2.67
   2005...................   286      9.44 - 9.87      2,794      2.16       1.30 - 2.40      -5.63 -  0.95
   2004...................   580      9.48 - 9.78      5,632      0.61       1.30 - 2.30      -5.17 - -0.87
   2003...................   185      9.72 - 9.86      1,820      0.27       1.30 - 2.00      -1.68 - -0.98

   AIM V. I. Premier Equity II
   2006 (ac)..............    --      N/A - N/A           --      0.72       2.04 - 2.04         N/A -  N/A
   2005...................   386    12.32 - 12.76      4,641      0.64       1.29 - 2.59       2.64 -  4.01
   2004...................   376    12.00 - 12.27      4,364      0.38       1.29 - 2.59       2.76 -  4.13
   2003...................   262    11.68 - 11.78      2,871      0.39       1.29 - 2.59      16.81 - 17.85

   AIM V. I. Technology II
   2007...................     9    12.53 - 12.85        119      0.00       1.30 - 2.00       5.34 -  6.08
   2006...................    10    11.89 - 12.12        123      0.00       1.30 - 2.00       8.04 -  8.80
   2005...................    12    11.01 - 11.14        132      0.00       1.30 - 2.00      -0.06 -  0.63
   2004 (ai)..............    13    11.01 - 11.07        144      0.00       1.30 - 2.00      10.13 - 10.66

   AIM V. I. Utilities II
   2007...................    48    20.23 - 20.64        971      1.81       1.30 - 1.85      18.11 - 18.76
   2006...................    50    17.13 - 17.38        873      3.80       1.30 - 1.85      22.96 - 23.64
   2005...................    39    13.93 - 14.06        550      2.37       1.30 - 1.85      14.41 - 15.04
   2004 (ai)..............    37    12.17 - 12.22        456      0.00       1.30 - 1.85      21.75 - 22.20

Investments in the
  AllianceBernstein
  Variable Product Series
  Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)
   2007................... 5,068     8.55 - 15.84     55,665      0.00       0.70 - 2.59       9.73 - 11.87
   2006................... 6,256     7.64 - 14.44     59,865      0.00       0.70 - 2.59      -3.79 - -1.93
   2005................... 6,832     7.79 - 15.01     64,949      0.00       0.70 - 2.59       8.75 - 10.86
   2004................... 6,175     7.03 - 13.80     49,046      0.00       0.70 - 2.59      11.56 - 13.73
   2003................... 4,787     6.18 - 12.37     31,863      0.00       0.70 - 2.59      23.69 - 33.76

--------
(b)Previously known as AllianceBernstein Growth
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Growth & Income (c)
   2007............ 11,800  $15.68 - 16.42    $165,771      1.25%        0.70 - 2.59%      2.13 -  4.12%
   2006............ 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 - 16.17
   2005............ 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -  3.87
   2004............ 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 - 10.45
   2003............ 20,088   11.83 - 12.20     207,152      0.79         0.70 - 2.59      22.04 - 31.26

   AllianceBernstein VPS International Value (d)
   2007............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -  4.21
   2006............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 - 33.38
   2005 (aj).......  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59       17.97 -19.02

   AllianceBernstein VPS Large Cap Growth (e)
   2007............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 - 12.82
   2006............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 - -1.33
   2005............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 - 14.04
   2004............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -  7.59
   2003............  7,152    6.01 - 11.41      42,433      0.00         0.70 - 2.59      14.10 - 22.51

   AllianceBernstein VPS Small/Mid Cap Value (f)
   2007............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -  0.21
   2006............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 - 12.73
   2005............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -  5.26
   2004............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 - 17.54
   2003 (ak).......  1,000   13.52 - 13.64      13,601      0.10         1.29 - 2.59      35.21 - 36.42

   AllianceBernstein VPS Utility Income (g)
   2007............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 - 20.46
   2006............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 - 33.83
   2005 (aj).......    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -  9.78

--------
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(aj)For the period beginning April 29, 2005, and ended December 31, 2005
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund Sub-
  Accounts
  (continued):
   AllianceBernstein VPS Value (h)
   2007...............  311    $11.73 - 12.16     $3,747       1.20%        1.29 - 2.59%    -6.66 -  -5.41%
   2006...............  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59     17.90 -  19.47
   2005 (aj)..........  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59      6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2007...............    2     15.73 - 15.73         24       2.84         1.45 - 1.45      3.42 -   3.42
   2006...............    3     15.21 - 15.36         50       2.24         1.35 - 1.45      8.05 -   8.15
   2005...............    4     14.08 - 14.20         53       1.94         1.35 - 1.45      3.43 -   3.53
   2004...............    5     13.61 - 13.72         62       1.91         1.35 - 1.45      8.20 -   8.31
   2003...............    7     12.58 - 12.66         85       3.54         1.35 - 1.45      17.74 - 17.86

   American Century VP International
   2007...............   --                --         --        N/A         0.00 - 0.00      0.00 -   0.00
   2006...............    2     16.29 - 16.29         30       1.59         1.45 - 1.45     23.23 -  23.23
   2005...............    2     13.22 - 13.33         26       1.65         1.35 - 1.45     11.63 -  11.74
   2004...............    5     11.84 - 11.93         63       0.66         1.35 - 1.45     13.27 -  13.38
   2003...............    9     10.46 - 10.52         90       0.70         1.35 - 1.45     22.72 -  22.84

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65      6.01 -   6.55
   2006...............   26      6.35 -  9.85        233       0.11         1.15 - 1.65      7.42 -   7.96
   2005...............   31      5.91 -  9.12        256       0.00         1.15 - 1.65      1.92 -   2.43
   2004...............   31      5.80 -  8.90        257       0.35         1.15 - 1.65      4.47 -   5.00
   2003...............   39      5.55 -  8.48        320       0.11         1.15 - 1.65     23.94 -  24.56

--------
(h)Previously known as AllianceBernstein Value
(aj) For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2007..............  104    $11.31 - 13.23     $1,291       1.71%        1.15 - 1.85%      3.30 -  4.05%
   2006..............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 - 14.18
   2005..............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -  3.50
   2004..............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -  9.38
   2003..............  244      8.66 -  9.83      2,329       1.45         1.15 - 1.85      25.99 - 26.90

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2007..............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -  7.20
   2006..............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 - 13.21
   2005..............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -  2.17
   2004..............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -  6.24
   2003..............   41      8.31 - 10.19        398       0.81         1.15 - 1.85      24.23 - 25.12

   VIF Money Market
   2007..............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -  3.66
   2006..............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -  3.40
   2005..............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -  1.49
   2004..............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85     -1.06 -  -0.35
   2003..............  149      9.93 - 11.19      1,570       0.71         1.15 - 1.85     -1.17 -  -0.45

   VIF Small Company Stock (i)
   2007..............   --      N/A - N/A            --        N/A         0.00 - 0.00        N/A - N/A
   2006..............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -  9.70
   2005..............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 - -0.25
   2004..............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 - 60.02
   2003..............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 - 41.02

Investments in the
  DWS Variable Series
  Sub-Accounts:
   DWS VIP Bond A
   2007..............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -  3.44
   2006..............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -  3.98
   2005..............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -  1.89
   2004..............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -  4.64
   2003..............  110     12.57 - 12.64      1,383       5.02         0.70 - 0.80       4.22 -  4.33

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series
  Sub-Accounts
  (continued):
   DWS VIP Capital Growth A
   2007...............  133    $12.65 - 12.76     $1,694       0.58%        0.70 - 0.80%     11.69 - 11.80%
   2006...............  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -  7.77
   2005...............  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -  8.20
   2004...............  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -  7.23
   2003...............  222      9.08 -  9.13      2,027       0.40         0.70 - 0.80      25.87 - 26.00

   DWS VIP Global Opportunities
   2007...............   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -  8.56
   2006...............   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 - 21.23
   2005...............   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 - 17.36
   2004...............   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 - 22.48
   2003...............  106     14.76 - 14.84      1,578       0.09         0.70 - 0.80      47.90 - 48.05

   DWS VIP Growth and Income A
   2007...............   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -  0.64
   2006...............  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 - 12.83
   2005...............  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -  5.33
   2004...............  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -  9.39
   2003...............  180      8.66 -  8.71      1,570       0.98         0.70 - 0.80      25.73 - 25.85

   DWS VIP International
   2007...............   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 - 13.78
   2006...............   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 - 25.03
   2005...............   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 - 15.36
   2004...............   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 - 15.72
   2003...............  105      8.70 -  8.74        916       0.63         0.70 - 0.80      26.73 - 26.86

   DWS VIP Money Market A
   2006 (ad)..........   --       N/A - N/A           --       3.94         0.00 - 0.00        N/A - N/A
   2005...............   78     11.66 - 11.75        910       2.63         0.70 - 0.80       1.90 -  2.01
   2004...............   79     11.44 - 11.51        903       0.88         0.70 - 0.80       0.09 -  0.20
   2003...............  139     11.43 - 11.49      1,593       0.74         0.70 - 0.80       0.01 -  0.11

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS VIP Balanced A
   2007...............   169   $12.09 - 12.13    $ 2,051       3.22%        0.70 - 0.80%      4.00 -  4.10%
   2006...............   179    11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -  9.47
   2005 (aj)..........   238    10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -  6.41

   DWS VIP Money Market A II
   2007...............    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -  4.27
   2006 (ad)(ae)......   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -  0.66

   DWS VIP Small Cap Growth A
   2007...............    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -  5.45
   2006...............    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -  4.53
   2005 (aj)..........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 - 16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2007 (j)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -  3.58
   2006...............   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -  3.33
   2005...............   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -  1.53
   2004...............   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85     -1.05 -  -0.34
   2003............... 1,183     9.91 - 10.79     13,266       0.74         1.15 - 1.85     -1.18 -  -0.47

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2007...............   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 - 16.24
   2006...............   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 - 10.44
   2005............... 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 - 15.60
   2004............... 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 - 14.04
   2003............... 1,176    10.28 - 10.46     12,924       0.40         1.25 - 1.65      26.36 - 26.87

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2007.............   179   $13.76 - 16.15    $ 2,782        1.54%       1.15 - 1.65%     -0.14 -  0.36%
   2006.............   267    13.78 - 16.09      4,159        3.28        1.15 - 1.65      18.23 - 18.82
   2005.............   413    11.65 - 13.54      5,397        1.69        1.15 - 1.65       4.14 -  4.66
   2004.............   497    11.19 - 12.94      6,226        1.55        1.15 - 1.65       9.70 - 10.25
   2003.............   540    10.20 - 11.74      6,144        1.74        1.15 - 1.65      28.20 - 28.84

   VIP Growth
   2007.............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 - 25.51
   2006.............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -  5.63
   2005............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -  4.59
   2004............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -  2.09
   2003............. 1,416     7.90 -  8.04     11,525        0.24        1.25 - 1.65      30.68 - 31.20

   VIP High Income
   2007.............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -  1.60
   2006.............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -  9.97
   2005.............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -  1.53
   2004.............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -  8.23
   2003.............   419     8.55 -  8.70      3,829        5.19        1.25 - 1.65     -14.50 - 25.69

   VIP Index 500
   2007.............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -  4.23
   2006............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 - 14.41
   2005............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -  3.63
   2004............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -  9.24
   2003............. 1,649     8.31 -  8.46     13,238        1.26        1.25 - 1.65      26.31 - 26.82

   VIP Investment Grade Bond
   2007.............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -  3.04
   2006.............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -  3.06
   2005.............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -  0.93
   2004.............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -  3.16
   2003.............   379    13.17 - 13.41      5,070        3.99        1.25 - 1.65       3.48 -  3.90

   VIP Overseas
   2007.............   241    13.05 - 15.56      3,642        3.37         1.15 -1.65      15.38 - 15.96
   2006.............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 - 16.73
   2005.............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 - 17.69
   2004.............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 - 12.22
   2003.............   330     8.87 -  9.03      2,750        0.73        1.25 - 1.65     -11.32 - 41.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5. Financial Highlights (continued)

                                        At December 31,                    For the year ended December 31,
                              ----------------------------------- ------------------------------------------------
                                       Accumulation                                  Expense            Total
                              Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                              (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2) Sub-
  Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2007......................     5   $12.55 - 12.55    $     66      3.65%        1.35 - 1.35%     16.99 - 16.99%
   2006......................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -  5.29
   2005......................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -  2.17
   2004......................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -  4.20
   2003......................     3     9.51 -  9.57          31      2.24         1.35 - 1.60      21.06 - 21.37

   VIP Contrafund (Service Class 2)
   2007...................... 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 - 15.78
   2006...................... 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -  8.55
   2005...................... 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 - 19.17
   2004......................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 - 13.60
   2003......................   118    10.67 - 12.68       1,256      0.28         1.35 - 2.05      25.57 - 26.47

   VIP Equity-Income (Service Class 2)
   2007......................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 - -0.10
   2006......................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 - 18.31
   2005......................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 - 23.99
   2004......................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -  9.57
   2003......................   338    11.44 - 11.44       3,338      2.73         1.50 - 1.50      28.08 - 28.08

   VIP 2010 Portfolio (Service Class 2)
   2007......................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -  7.02
   2006 (af).................   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -  4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2007......................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -  8.84
   2006 (af).................   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -  5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2007......................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -  9.64
   2006 (af).................   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -  5.22

   VIP Freedom Growth Stock Portfolio (Service Class 2)
   2007......................   147    11.67 - 11.79       1,724      0.00         1.29 - 1.89      19.99 - 20.73
   2006 (af).................    47     9.73 -  9.77         456      0.00         1.29 - 1.89      -2.74 - -2.34

   VIP Freedom Income Portfolio (Service Class 2)
   2007......................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -  4.54
   2006 (af).................    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -  3.73

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service
  Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2007............. 1,126   $13.19 - 13.67    $15,234        1.45%       1.29 - 2.59%      8.95 - 10.41%
   2006............. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 - 11.40
   2005 (aj)........   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 - 11.14

   VIP Growth (Service Class 2)
   2007.............    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 - 24.94
   2006.............    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -  5.14
   2005.............    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -  4.08
   2004.............   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -  1.73
   2003.............   113     7.70 -  7.80        892        0.10        1.35 - 1.85      30.09 - 30.75

   VIP High Income (Service Class 2)
   2007.............   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -  1.21
   2006.............   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -  9.60
   2005.............   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -  4.98
   2004.............   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -  7.91
   2003.............   105    11.33 - 11.49      1,202        6.11        1.35 - 1.85      24.41 - 25.04

   VIP Index 500 (Service Class 2)
   2007.............   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -  3.82
   2006.............   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -  8.46
   2005.............   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -  3.15
   2004.............   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -  8.85
   2003.............   204     8.62 -  8.74      1,787        1.19        1.35 - 1.85      25.72 - 26.36

   VIP Investment Grade Bond (Service Class 2)
   2007.............     1    12.08 - 12.08         18        4.44        1.50 - 1.50       2.51 -  2.51
   2006.............     2    11.78 - 11.78         21        3.44        1.50 - 1.50       2.58 -  2.58
   2005.............     2    11.49 - 11.49         24        3.40        1.50 - 1.50       0.37 -  0.37
   2004.............     2    11.44 - 11.44         25        4.04        1.50 - 1.50       2.63 -  2.63
   2003.............     2    11.15 - 11.15         25        6.41        1.50 - 1.50       3.37 -  3.37

   VIP Mid Cap (Service Class 2)
   2007............. 2,415    11.27 - 14.80     32,122        0.51        1.29 - 2.59      12.34 - 13.84
   2006............. 1,846    13.17 - 13.47     22,815        0.11        1.29 - 2.59      10.96 - 31.72
   2005 (aj)........   703    12.04 - 12.14      8,508        0.00        1.29 - 2.44      20.41 - 21.36

--------
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                    For the year ended December 31,
                            ----------------------------------- ------------------------------------------------
                                     Accumulation                                  Expense            Total
                            Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                            (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Money Market (Service Class 2)
   2007....................   915   $10.41 - 10.60    $ 9,648       3.91%        1.29 - 2.39%      2.44 -  3.60%
   2006 (af)............... 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -  2.35

   VIP Overseas (Service Class 2)
   2007....................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 - 15.46
   2006....................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 - 31.73
   2005 (aj)...............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 - 17.18
   2004....................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 - 11.61
   2003....................     6    12.14 - 12.14         57       0.34         1.50 - 1.50      40.89 - 40.89

Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2007....................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 - 12.84
   2006....................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 - 13.54
   2005 (aj)...............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 - 11.78

   Franklin Growth and Income Securities
   2007.................... 4,938    15.30 - 16.47     80,067       2.34         1.29 - 2.69      -6.31 - -4.96
   2006.................... 5,458    16.34 - 17.33     93,369       2.40         1.29 - 2.69      13.62 - 15.25
   2005.................... 5,741    14.38 - 15.03     85,475       2.65         1.29 - 2.69       0.74 -  2.18
   2004.................... 5,083    14.27 - 14.71     74,266       2.61         1.29 - 2.69       7.64 -  9.19
   2003.................... 2,824    13.38 - 13.48     37,891       0.00         1.29 - 1.89      33.76 - 34.75

   Franklin High Income Sec 2
   2007.................... 1,006    11.46 - 11.97     11,886       6.29         1.28 - 2.44       0.20 -  1.40
   2006.................... 1,172    11.44 - 11.80     13,689       6.41         1.28 - 2.44       6.70 -  7.98
   2005.................... 1,146    10.72 - 10.93     12,447       6.61         1.28 - 2.44       0.80 -  2.00
   2004 (ai)...............   776    10.63 - 10.72      8,293       2.06         1.28 - 2.44       6.34 -  7.18

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust Sub-
  Accounts (continued):
   Franklin Income Securities
   2007................ 23,607  $12.86 - 13.51    $315,068      3.56%        1.28 - 2.59%      1.06 -  2.43%
   2006................ 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 - 16.74
   2005................ 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 - 10.50
   2004 (ai)...........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 - 12.63

   Franklin Large Cap Growth Securities
   2007................  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -  4.85
   2006................  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 - 11.79
   2005................  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -  3.49
   2004 (al)...........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -  5.33

   Franklin Small Cap Value Securities
   2007................  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69     -5.02 -  -3.63
   2006................  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 - 15.50
   2005................  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 - 13.57
   2004................  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 - 22.15
   2003................  1,410   14.48 - 14.65      20,576      0.00         1.29 - 2.34      44.80 - 46.53

   Franklin Small-Mid Cap Growth Securities
   2007................    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -  9.96
   2006................    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -  7.45
   2005................    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -  3.59
   2004................    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 - 10.04
   2003................    259   15.44 - 15.64       3,800      0.00         1.29 - 2.34      35.48 - 54.39

   Franklin U.S. Government
   2007................  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -  5.22
   2006................  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -  2.68
   2005................  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -  1.09
   2004 (ai)...........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -  2.74

   Mutual Discovery
   2007................  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 - 10.40
   2006................  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 - 21.47
   2005 (aj)...........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 - 14.05

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Shares Securities
   2007............. 13,307  $17.18 - 23.46    $223,678       1.50%       1.15 - 2.69%      0.68 -  2.29%
   2006............. 13,386   17.06 - 22.93     219,784       1.27        1.15 - 2.69      15.21 - 17.03
   2005............. 10,392   14.81 - 19.60     147,674       0.87        1.15 - 2.69       7.59 -  9.29
   2004.............  5,727   10.97 - 13.77      78,149       0.70        1.28 - 2.69       9.60 -  9.75
   2003.............  2,632   12.61 - 12.77      33,291       0.00        1.29 - 2.34      26.15 - 27.65

   Templeton Developing Markets Securities
   2007.............  1,213   27.76 - 39.48      50,314       2.27        1.15 - 2.59      25.43 - 27.31
   2006.............  1,202   21.81 - 31.48      39,374       1.08        1.15 - 2.59      24.78 - 26.63
   2005.............  1,123   17.22 - 25.23      29,194       1.15        1.15 - 2.59      24.14 - 72.20
   2004.............    706   20.32 - 20.90      14,632       1.59        1.29 - 2.59      21.48 - 23.10
   2003.............    410   16.80 - 16.98       6,931       0.00        1.29 - 2.14      68.02 - 69.79

   Templeton Foreign Securities
   2007............. 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 - 14.13
   2006............. 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 - 20.06
   2005.............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -  8.91
   2004.............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 - 55.28
   2003.............    918   13.52 - 13.68      12,364       0.00        1.29 - 2.34      35.22 - 36.83

   Templeton Global Income Securities
   2007.............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -  9.73
   2006.............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 - 11.48
   2005.............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 - -5.39
   2004.............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 - 13.26
   2003.............    297   12.79 - 12.97       4,135      11.06        1.29 - 2.39      20.86 - 27.93

   Templeton Growth Securities
   2007.............    190    14.68 -20.99       3,731       1.43        1.15 - 1.85       0.44 -  1.17
   2006.............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 - 20.42
   2005.............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -  7.62
   2004.............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 - 14.70
   2003.............    471   10.05 - 13.96       6,326       1.54        1.15 - 1.85      29.69 - 30.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2007..............     4   $ 8.40 - 12.63    $    40       0.14%        1.15 - 1.65%     8.32  -   8.87%
   2006..............     7     7.75 - 11.60         62       0.11         1.15 - 1.65      6.79  -   7.32
   2005..............     9     7.26 - 10.81         74       0.14         1.15 - 1.65      1.26  -   1.77
   2004..............    10     7.17 - 10.62         83       0.70         1.15 - 1.65      7.30  -   7.84
   2003..............    10     6.68 -  9.85         78       0.27         1.15 - 1.65     21.71  -  22.32

   VIT Growth and Income
   2007..............   779    12.19 - 12.63      9,743       1.89         1.29 - 2.59     -2.35  -  -1.04
   2006..............   712    12.49 - 12.77      9,037       2.04         1.29 - 2.59     19.46  -  21.05
   2005..............   429    10.45 - 10.55      4,518       3.04         1.29 - 2.59      4.53  -   5.46
   2004..............     1    10.88 - 10.88          9       1.53         1.59 - 1.59     16.92  -  16.92
   2003..............     1     9.31 -  9.31          8       1.30         1.59 - 1.59     22.40  -  22.40

   VIT Mid Cap Value
   2007..............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59     -0.02  -   1.32
   2006..............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59     13.16  -  14.67
   2005..............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59     13.00  -  14.01
   2004..............   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37     24.17  -  24.17
   2003..............   < 1    16.73 - 16.73          8       0.87         1.37 - 1.37     26.65  -  26.65

   VIT Strategic International Equity (l)
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15      5.68  -   5.68
   2006..............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15     20.71  -  20.71
   2005..............     3    12.42 - 12.82         33       0.30         1.15 - 1.59     11.92  -  12.41
   2004..............     3    11.10 - 11.41         31       1.29         1.15 - 1.59     11.69  -  14.06
   2003..............     2     9.94 - 10.05         20       3.78         1.37 - 1.59     33.36  -  33.65

   VIT Structured Small Cap Equity Fund
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.............. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59      9.37  -  10.99
   2005.............. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59      4.86  -  12.67
   2004..............    28    13.83 - 17.93        446       0.18         1.15 - 1.85     14.18  -  15.00
   2003..............    30    12.11 - 15.59        414       0.23         1.15 - 1.85     43.31  -  44.34

--------
(l)Previously known as VIT International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   VIT Structured U.S. Equity Fund
   2007.................. 1,182   $11.71 - 12.13    $14,182       1.09%        1.29 -2.59%      -4.89 - -3.61%
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 -2.59        9.98 - 11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 -2.59       11.95 -  5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 -1.85       12.82 - 13.63
   2003..................    35     8.75 - 10.34        315       0.76         1.15 -1.85       27.08 - 28.00

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2007..................     1    18.39 - 18.39         23       0.40         1.50 -1.50       34.93 - 34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 -1.50        7.71 -  7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 -1.50       11.16 - 11.16
   2004 (ai).............     2    11.38 - 11.38         19       0.46         1.50 -1.50       13.82 - 13.82

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2007..................     2    22.14 - 22.14         54       1.44         1.50 -1.50       16.47 - 16.47
   2006..................     2    19.01 - 19.01         47       1.59         1.50 -1.50       16.29 - 16.29
   2005..................     2    16.35 - 16.35         40       0.77         1.50 -1.50        4.65 -  4.65
   2004..................     2    15.62 - 15.62         38       0.27         1.50 -1.50       16.45 - 16.45
   2003..................     2    13.42 - 13.42         33       0.28         1.50 -1.50       31.39 - 31.39

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets
   2007..................   < 1    52.99 - 52.99         21       0.99         1.50 -1.50       31.30 - 31.30
   2006..................     1    40.36 - 40.36         24       0.53         1.50 -1.50       28.00 - 28.00
   2005..................     1    31.35 - 31.35         22       0.21         1.50 -1.50       38.67 - 38.67
   2004..................   < 1    22.74 - 22.74          9       0.63         1.50 -1.50       28.63 - 28.63
   2003..................   < 1    17.68 - 17.68          7       0.05         1.50 -1.50       50.65 - 50.65

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc. Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (m).............    --    $ N/A -  N/A     $    --        N/A%        0.00 - 0.00%      N/A - N/A%
   2006.................     1     14.32 - 14.32         7       1.38         1.50 - 1.50      16.35 - 16.35
   2005.................     1     12.31 - 12.31         6       0.86         1.50 - 1.50       2.49 -  2.49
   2004.................     1     12.01 - 12.01         6       0.54         1.50 - 1.50       6.69 -  6.69
   2003.................     1     11.26 - 11.26         6       0.26         1.50 - 1.50      36.95 - 36.95

   Legg Mason Variable Fundamental Value Portfolio
   2007 (m)(n)..........     1      9.50 -  9.50         8       2.50         1.50 - 1.50     -5.01 -  -5.01

   Legg Mason Variable Investors Portfolio I
   2007.................     1     13.68 - 13.68        10       1.32         1.50 - 1.50       2.33 -  2.33
   2006.................     1     13.37 - 13.37         9       1.65         1.50 - 1.50      16.49 - 16.49
   2005.................     1     11.47 - 11.47         8       1.19         1.50 - 1.50       4.93 -  4.93
   2004 (ai)............     1     10.94 - 10.94         8       2.81         1.50 - 1.50       9.35 -  9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2007................. 1,132     13.16 - 13.74    15,380       0.52         1.29 - 2.59       3.94 -  5.34
   2006................. 1,138     12.66 - 13.05    14,734       0.69         1.29 - 2.59      11.68 - 13.17
   2005.................   772     11.34 - 11.53     8,862       0.54         1.29 - 2.59       5.58 - 13.40
   2004 (al)............   170     10.89 - 10.92     1,850       0.57         1.29 - 2.29       8.93 -  9.20

   Bond-Debenture
   2007................. 3,599     11.24 - 11.73    41,845       6.73         1.29 - 2.59       3.42 -  4.81
   2006................. 3,077     10.86 - 11.19    34,209       7.41         1.29 - 2.59       6.50 -  7.92
   2005................. 1,735     10.20 - 10.37    17,927       8.07         1.29 - 2.59       0.00 -  2.01
   2004 (al)............   253     10.34 - 10.37     2,625       8.91         1.29 - 2.44       3.40 -  3.70

   Growth and Income
   2007................. 3,879     12.58 - 13.14    50,506       1.34         1.29 - 2.59       0.74 -  2.10
   2006................. 3,372     12.49 - 12.87    43,120       1.52         1.29 - 2.59      14.25 - 15.76
   2005................. 2,117     10.93 - 11.11    23,456       1.60         1.29 - 2.59       1.92 -  9.32
   2004 (al)............   362     10.87 - 10.90     3,950       1.23         1.29 - 2.44       8.73 -  9.04

--------
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Growth Opportunities
   2007................ 1,443   $14.09 - 14.69    $20,969       0.00%        1.29 - 2.54%     18.19 - 19.71%
   2006................ 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 - 19.22
   2005................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 - 13.51
   2004 (al)...........    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 - 11.53

   Mid-Cap Value
   2007................ 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59     -2.04 -  -0.72
   2006................ 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 - 10.79
   2005................ 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 - 17.01
   2004 (al)...........   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 - 11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Emerging Growth
   2007................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 - 19.78
   2006................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -  6.66
   2005................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -  7.94
   2004................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 - 11.67
   2003................   484     4.41 -  9.20      3,233       0.00         1.15 - 1.65      28.10 - 28.74

   MFS High Income
   2007................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -  0.50
   2006................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -  9.01
   2005................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -  0.89
   2004................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -  7.79
   2003................    71    10.93 - 11.12        783       4.07         1.25 - 1.65      16.03 - 16.49

   Investors Trust
   2007................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -  9.04
   2006................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 - 11.71
   2005................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -  6.09
   2004................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -  9.97
   2003................   420     7.94 -  8.08      3,395       0.62         1.25 - 1.65      20.15 - 20.63

--------
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   MFS New Discovery
   2007...................  199    $11.78 - 15.04     $3,080       0.00%        1.15 - 1.65%      0.83 -  1.34%
   2006...................  226     14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 - 11.92
   2005...................  261      8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -  4.02
   2004...................  306     12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -  5.20
   2003...................  312     12.35 - 12.57      3,879       0.00         1.25 - 1.65      31.53 - 32.06

   MFS Research
   2007...................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 - 11.90
   2006...................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -  9.22
   2005...................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -  6.57
   2004...................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 - 14.53
   2003...................  306      6.07 -  7.77      2,134       0.65         1.15 - 1.65      22.67 - 23.28

   MFS Research Bond
   2007...................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -  2.91
   2006...................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -  2.76
   2005...................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -  0.26
   2004...................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -  4.75
   2003...................  209     13.15 - 13.38      2,793       5.69         1.25 - 1.65       7.55 -  7.98

   MFS Utilities
   2007...................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 - 26.43
   2006...................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 - 79.97
   2005...................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 - 35.71
   2004...................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 - 28.45
   2003...................    8      9.24 -  9.31         74       1.91         1.37 - 1.69      33.62 - 34.07

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Emerging Growth (Service Class)
   2007...................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 - 19.23
   2006...................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -  6.16
   2005...................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -  7.46
   2004...................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 - 11.20
   2003...................   98      6.73 -  6.82        669       0.00         1.35 - 1.85      27.53 - 28.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation
                        Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts
  (continued):
   MFS Investors Trust (Service Class)
   2007................    59   $11.16 - 11.55    $   676       0.63%        1.35 - 1.85%      7.99 -  8.54%
   2006................    72    10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 - 11.18
   2005................    77     9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -  5.58
   2004................    87     8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -  9.63
   2003................    92     8.16 -  8.27        765       0.46         1.35 - 1.85      19.58 - 20.19

   MFS New Discovery (Service Class)
   2007................    71    10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -  0.86
   2006................   106    10.01 - 10.30      1,084       0.00         1.35 - 1.85      10.85 - 11.41
   2005................   116     9.03 -  9.25      1,075       0.00         1.35 - 1.85       3.09 -  3.62
   2004................   120    11.87 - 11.87      1,075       0.00         1.50 - 1.50       4.62 -  4.62
   2003................   120    11.34 - 11.34      1,031       0.00         1.50 - 1.50      31.43 - 31.43

   MFS Research (Service Class)
   2007................    41    10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 - 11.40
   2006................    46     9.85 - 10.14        464       0.31         1.35 - 1.85       8.17 -  8.72
   2005................    47     9.11 -  9.32        439       0.30         1.35 - 1.85       5.59 -  6.12
   2004................    49     8.62 -  8.79        430       0.88         1.35 - 1.85      13.43 - 14.01
   2003................    51     7.60 -  7.71        397       0.38         1.35 - 1.85      22.07 - 22.69

   MFS Utilities (Service Class)
   2007................    96    17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 - 25.83
   2006................   100    14.20 - 14.61      1,715       1.80         1.35 - 1.85      28.55 - 29.20
   2005................   102    11.04 - 11.31      1,352       0.68         1.35 - 1.85      14.42 - 15.00
   2004................    63    13.05 - 13.05        635       1.26         1.50 - 1.50      27.90 - 27.90
   2003................    78    10.21 - 10.21        614       1.99         1.50 - 1.50      33.54 - 33.54

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2007................ 1,607    11.02 - 12.00     24,269       0.00         0.70 - 1.98      17.30 - 18.82
   2006................ 2,252     9.36 - 10.10     28,821       0.00         0.70 - 2.05       5.66 -  7.09
   2005................ 2,887     8.86 -  9.43     30,046       0.00         0.70 - 2.05      20.68 - 22.31
   2004................ 3,564     7.34 -  7.71     36,091       0.01         0.70 - 2.05      10.43 - 11.93
   2003................ 4,391     6.65 -  6.89     40,215       0.01         0.70 - 2.05      23.50 - 25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                  For the year ended December 31,
                          ----------------------------------- ---------------------------------------------
                                   Accumulation               Investment      Expense            Total
                          Units     Unit Value     Net Assets   Income        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  Sub-Accounts
  (continued):
   Dividend Growth
   2007.................. 10,695  $11.98 - 13.97    $343,677     1.25%      0.70 - 2.05%      2.10 -  3.49%
   2006.................. 13,870   11.74 - 13.50     439,541     1.33       0.70 - 2.05       8.85 - 10.32
   2005.................. 18,424   10.78 - 12.24     545,559     1.26       0.70 - 2.05       3.47 -  4.87
   2004.................. 22,317   10.42 - 11.67     696,586     1.55       0.70 - 2.05       6.26 -  7.70
   2003.................. 27,375    9.81 - 10.83     820,639     1.85       0.70 - 2.05      25.30 - 27.00

   Equity
   2007..................  7,901   10.01 - 10.15     314,113     0.53       0.70 - 2.05      17.10 - 18.70
   2006.................. 10,130    8.43 -  8.67     351,734     0.00       0.70 - 2.05       2.08 -  3.46
   2005.................. 13,231    8.15 -  8.49     459,943     0.00       0.70 - 2.05      15.77 - 17.33
   2004.................. 14,403    6.95 -  7.34     511,428     0.40       0.70 - 2.05       8.89 - 10.37
   2003.................. 17,326    6.30 -  6.74     588,664     0.37       0.70 - 2.05      20.31 - 21.95

   European Growth
   2007..................  3,140   13.87 - 14.56     117,877     1.67       0.70 - 2.05      13.24 - 14.78
   2006..................  3,921   12.24 - 12.68     131,420     1.72       0.70 - 2.05      27.58 - 29.31
   2005..................  5,072    9.60 -  9.81     134,885     1.17       0.70 - 2.05       6.49 -  7.93
   2004..................  5,979    9.01 -  9.09     167,620     1.12       0.70 - 2.05      10.45 - 11.95
   2003..................  7,200    8.12 -  8.16     187,302     0.86       0.70 - 2.05      26.41 - 28.13

   Global Advantage
   2007..................  1,141   10.90 - 11.35      13,342     0.91       0.70 - 2.05      14.70 - 16.27
   2006..................  1,556    9.37 -  9.90      15,728     0.78       0.70 - 2.05      16.15 - 17.73
   2005..................  2,048    7.96 -  8.52      17,769     0.28       0.70 - 2.05       4.64 -  6.05
   2004..................  2,664    7.51 -  8.14      22,063     0.43       0.70 - 2.05      10.26 - 11.75
   2003..................  3,230    6.72 -  7.39      24,224     1.06       0.70 - 2.05      28.46 - 30.20

   Global Dividend Growth
   2007..................  5,011   15.44 - 17.51     126,523     1.96       0.70 - 2.05       4.84 -  6.27
   2006..................  6,387   14.73 - 16.48     154,443     1.98       0.70 - 2.05      19.47 - 21.09
   2005..................  8,403   12.33 - 13.61     169,963     1.63       0.70 - 2.05       4.19 -  5.60
   2004.................. 10,008   11.83 - 12.89     201,476     1.45       0.70 - 2.05      12.60 - 14.13
   2003.................. 11,608   10.51 - 11.29     209,033     1.91       0.70 - 2.05      29.39 - 31.15

   High Yield
   2007..................  1,685    6.40 -  8.30      20,551     6.67       0.70 - 2.05       2.05 -  3.44
   2006..................  2,215    6.19 -  8.13      26,456     6.92       0.70 - 2.05       7.08 -  8.53
   2005..................  2,986    5.70 -  7.60      33,636     6.98       0.70 - 2.05       0.12 -  1.47
   2004..................  3,956    5.62 -  7.59      46,919     7.46       0.70 - 2.05       7.61 -  9.08
   2003..................  4,896    5.15 -  7.05      54,254    10.14       0.70 - 2.05      25.14 - 26.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2007..............  1,483  $14.22 - 15.87    $ 26,173      2.78%        0.70 - 2.05%      1.10 -  2.48%
   2006..............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 - 13.42
   2005..............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -  6.21
   2004..............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 - 10.19
   2003..............  3,590   11.03 - 11.67      49,256      3.09         0.70 - 2.05      18.39 - 20.00

   Information
   2006 (ag).........     --    N/A - N/A             --      0.00           --  - --         N/A - N/A
   2005..............    619    4.62 - 11.74       2,932      0.00         0.83 - 1.85      -1.24 - -0.23
   2004..............    859    4.79 - 11.77       4,091      0.00         0.83 - 2.05       1.44 -  2.69
   2003..............  1,036    4.72 - 11.46       4,837      0.00         0.83 - 2.05      57.81 - 59.75

   Limited Duration
   2007..............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -  2.22
   2006..............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -  3.56
   2005..............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -  1.16
   2004..............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -  0.71
   2003..............  5,392   10.68 - 11.69      61,420      4.05         0.70 - 2.05       0.15 -  1.51

   Money Market
   2007..............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -  4.19
   2006..............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -  3.89
   2005..............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -  2.07
   2004.............. 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -  0.16
   2003.............. 16,876    9.98 - 10.89     237,222      0.66         0.70 - 2.05      -1.37 - -0.03

   Quality Income Plus
   2007..............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -  5.24
   2006..............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -  4.96
   2005..............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -  2.61
   2004.............. 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -  4.49
   2003.............. 15,564   11.81 - 13.58     340,872      5.68         0.70 - 2.05       6.25 -  7.69

   S&P 500 Index
   2007..............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -  4.49
   2006..............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 - 14.75
   2005..............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -  3.91
   2004.............. 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -  9.82
   2003.............. 13,279    8.08 -  8.16     127,914      1.01         0.70 - 2.05      25.26 - 26.96

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2007..............  6,556  $13.32 - 15.12    $204,331      2.75%        0.70 - 2.05%      6.42 -  7.87%
   2006..............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 - 14.21
   2005.............. 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -  7.57
   2004.............. 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -  9.60
   2003.............. 14,584    9.68 - 10.41     366,549      1.65         0.70 - 2.05      23.68 - 25.36

   Utilities
   2007..............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 - 19.49
   2006..............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 - 19.48
   2005..............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 - 13.82
   2004..............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 - 19.82
   2003..............  9,199    6.41 -  6.58     165,009      2.83         0.70 - 2.05      14.96 - 16.53

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2007..............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 - 17.84
   2006..............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -  6.26
   2005..............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 - 21.15
   2004..............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 - 11.02
   2003..............  3,669   12.13 - 12.23      25,091      0.00         1.29 - 2.59      21.26 - 22.34

   Dividend Growth (Class Y Shares)
   2007..............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -  2.55
   2006.............. 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -  9.40
   2005.............. 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -  4.00
   2004.............. 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -  6.81
   2003.............. 11,170   12.15 - 12.26     114,227      1.65         1.29 - 2.59      21.52 - 22.60

   Equity (Class Y Shares)
   2007..............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 - 17.69
   2006.............. 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 - 55.26
   2005.............. 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 - 16.38
   2004.............. 13,667   12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -  9.43
   2003.............. 14,125   11.78 - 11.88      98,665      0.14         1.29 - 2.59      17.80 - 18.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   European Growth (Class Y Shares)
   2007.................. 2,706   $20.68 - 22.00    $39,508       1.47%        1.29 - 2.59%     12.34 - 13.85%
   2006.................. 3,485    18.41 - 19.32     44,439       1.49         1.29 - 2.59      26.52 - 28.21
   2005.................. 3,838    14.55 - 15.07     38,367       0.97         1.29 - 2.59       5.56 -  6.96
   2004.................. 4,429    13.78 - 14.09     41,305       0.98         1.29 - 2.59       9.57 - 11.03
   2003.................. 4,424    12.58 - 12.69     35,785       0.61         1.29 - 2.59      25.79 - 26.90

   Global Advantage (Class Y Shares)
   2007..................   857    18.56 - 19.75     10,007       0.68         1.29 - 2.59      13.65 - 15.17
   2006.................. 1,036    16.33 - 17.15     10,541       0.55         1.29 - 2.59      15.29 - 16.83
   2005.................. 1,190    14.17 - 14.68     10,387       0.05         1.29 - 2.59       3.69 -  5.07
   2004.................. 1,302    13.66 - 13.97     10,869       0.30         1.29 - 2.59       9.38 - 10.84
   2003.................. 1,276    12.49 - 12.60      9,194       0.74         1.29 - 2.59      24.92 - 26.03

   Global Dividend Growth (Class Y Shares)
   2007.................. 3,861    18.29 - 19.46     63,372       1.77         1.29 - 2.59       3.99 -  5.38
   2006.................. 4,671    17.59 - 18.47     72,767       1.74         1.29 - 2.59      18.46 - 20.04
   2005.................. 5,317    14.85 - 15.38     69,331       1.47         1.29 - 2.59       3.43 -  4.81
   2004.................. 5,319    14.36 - 14.68     65,871       1.37         1.29 - 2.59      11.68 - 13.17
   2003.................. 4,330    12.86 - 12.97     46,680       1.63         1.29 - 2.59      28.57 - 29.71

   High Yield (Class Y Shares)
   2007.................. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -  2.55
   2006.................. 3,372    12.64 - 13.27     28,708       6.71         1.29 - 2.59       6.19 -  7.61
   2005.................. 4,278    11.90 - 12.33     33,289       7.05         1.29 - 2.59      -0.71 -  0.61
   2004.................. 4,910    11.99 - 12.25     37,267       7.51         1.29 - 2.59       6.73 -  8.15
   2003.................. 5,305    11.23 - 11.33     33,806       8.97         1.29 - 2.59      12.32 - 13.31

   Income Builder (Class Y Shares)
   2007.................. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -  1.53
   2006.................. 3,086    14.39 - 15.11     43,341       2.37         1.29 - 2.59      11.02 - 12.49
   2005.................. 3,485    12.96 - 13.43     43,791       2.46         1.29 - 2.59       3.95 -  5.34
   2004.................. 3,881    12.47 - 12.75     46,473       3.55         1.29 - 2.59       7.85 -  9.29
   2003.................. 3,718    11.56 - 11.67     40,658       2.90         1.29 - 2.59      15.63 - 16.66

   Information (Class Y Shares)
   2006 (ag).............    --      N/A - N/A           --       0.00           --  -  --        N/A - N/A
   2005.................. 1,511    14.58 - 15.10      9,036       0.00         1.29 - 2.59      -2.38 - -1.09
   2004.................. 2,101    14.93 - 15.27     12,763       0.00         1.29 - 2.59       0.68 -  2.02
   2003.................. 2,271    14.83 - 14.96     13,028       0.00         1.29 - 2.59      48.33 - 49.65

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   Limited Duration (Class Y Shares)
   2007..................  9,079  $ 9.82 - 10.45    $ 97,624      5.00%        1.29 - 2.59%      0.12 -  1.47%
   2006.................. 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -  2.69
   2005.................. 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -  0.20
   2004.................. 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 - -0.13
   2003.................. 11,259    9.93 - 10.02     120,623      3.95         1.29 - 2.59      -0.70 -  0.18

   Money Market (Class Y Shares)
   2007..................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -  3.31
   2006..................  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -  3.01
   2005..................  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59      1.21 -  -0.11
   2004..................  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59     -1.99 -  -0.68
   2003..................  8,984    9.85 -  9.94      90,996      0.40         1.29 - 2.59     -1.52 -  -0.64

   Quality Income Plus (Class Y Shares)
   2007.................. 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -  4.36
   2006.................. 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -  3.98
   2005.................. 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -  1.75
   2004.................. 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -  3.72
   2003.................. 11,264   10.22 - 10.31     136,406      5.95         1.29 - 2.59       2.20 -  3.11

   S&P 500 Index (Class Y Shares)
   2007.................. 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -  3.64
   2006.................. 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 - 13.73
   2005.................. 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -  3.09
   2004.................. 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -  8.87
   2003.................. 15,307   12.01 - 12.11     127,061      0.82         1.29 - 2.59      20.07 - 21.14

   Strategist (Class Y Shares)
   2007..................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -  6.97
   2006..................  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 - 13.27
   2005..................  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -  6.67
   2004..................  8,876   12.79 - 13.08      95,972      1.74         1.29 - 2.59       7.26 -  8.70
   2003..................  8,863   11.93 - 12.03      87,272      1.45         1.29 - 2.59      19.28 - 20.34

   Utilities (Class Y Shares)
   2007..................  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 - 18.48
   2006..................  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 - 18.48
   2005..................  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 - 12.88
   2004..................  3,569   13.36 - 13.66      29,343      2.33         1.29 - 2.59      17.17 - 18.73
   2003..................  3,738   11.40 - 11.51      25,295      2.70         1.29 - 2.59      14.04 - 15.05

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Guardian
   2007...............    --   $   --  -   --    $    --       0.00%        0.00 - 0.00%      0.00 -  0.00%
   2006...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2005...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2004...............     1    12.62 - 12.62         10       0.13         1.59 - 1.59      13.99 - 13.99
   2003...............     1    11.07 - 11.07          7       0.83         1.59 - 1.59      29.68 - 29.68

   AMT Mid-Cap Growth
   2007...............   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 - 20.59
   2006...............   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 - 13.14
   2005...............     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 - 12.44
   2004...............     2    12.45 - 12.79         28       0.00         1.15 - 1.59      14.47 - 14.98
   2003...............     2    10.87 - 11.12         25       0.00         1.15 - 1.59      26.05 - 26.61

   AMT Partners
   2007...............     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -  7.60
   2006...............     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 - 10.48
   2005...............    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 - 16.19
   2004...............    12    12.00 - 12.00        140       0.01         1.59 - 1.59      17.10 - 17.10
   2003...............    12    10.25 - 10.25        121       0.00         1.59 - 1.59      32.96 - 32.96

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2007...............   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -  2.59
   2006...............   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -  9.88
   2005...............   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -  2.70
   2004...............   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -  8.84
   2003............... 1,032    10.33 - 11.60     12,224       2.89         1.15 - 1.85      22.65 - 23.53

   Oppenheimer Capital Appreciation
   2007...............   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 - 12.84
   2006............... 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -  6.72
   2005............... 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -  3.90
   2004............... 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -  5.61
   2003............... 1,581    10.06 - 10.24     14,409       0.35         1.25 - 1.65      28.80 - 29.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Core Bond
   2007................   274   $13.89 - 14.36    $ 3,908       5.19%        1.25 - 1.65%      2.67 -  3.09%
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -  3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -  1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -  4.18
   2003................   386    12.47 - 12.69      4,894       4.79         1.25 - 1.65       5.03 -  5.45

   Oppenheimer Global Securities
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -  5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 - 16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 - 13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 - 17.68
   2003................   857    13.61 - 13.86     10,485       0.67         1.25 - 1.65      40.68 - 41.25

   Oppenheimer High Income
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 - -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -  8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -  1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -  7.61
   2003................   137    11.17 - 11.37      1,548       5.98         1.25 - 1.65      11.67 - 22.42

   Oppenheimer Main Street
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -  3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 - 13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -  4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -  8.21
   2003................ 1,307     8.68 -  9.06     11,121       0.92         1.15 - 1.85      24.38 - 25.27

   Oppenheimer Main Street Small Cap Growth
   2007................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 - -2.44
   2006................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 - 13.57
   2005................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -  8.56
   2004................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 - 17.94
   2003................   230    14.63 - 14.89      3,423       0.00         1.25 - 1.65      42.00 - 42.57

   Oppenheimer MidCap Fund
   2007................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -  5.11
   2006................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -  1.78
   2005................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 - 11.05
   2004................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 - 18.41
   2003................   431     7.26 -  7.69      2,741       0.00         1.15 - 1.85      23.27 - 24.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Strategic Bond
   2007.................   405   $15.03 - 16.65    $ 6,438       3.77%        1.15 - 2.00%      7.49 -  8.43%
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -  6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 - 32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -  7.43
   2003.................   669    12.48 - 13.25      8,643       6.02         1.15 - 1.85      15.89 - 16.72

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC"))
  Sub-Accounts:
   Oppenheimer Balanced (SC)
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -  2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -  9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -  2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 - 38.83
   2003................. 1,346    13.02 - 13.18     17,658       0.00         1.29 - 2.34      30.21 - 31.76

   Oppenheimer Capital Appreciation (SC)
   2007................. 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 - 12.38
   2006................. 5,621    13.54 - 14.27     79,301       0.19         1.29 - 2.69       4.79 -  6.30
   2005................. 5,122    12.92 - 13.42     68,185       0.58         1.29 - 2.69       2.05 -  3.51
   2004................. 3,109    12.66 - 12.97     40,076       0.20         1.29 - 2.69       3.75 -  5.24
   2003 (ak)............ 1,236    12.23 - 12.32     15,196       0.00         1.29 - 2.64      22.35 - 23.23

   Oppenheimer Core Bond (SC)
   2007................. 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -  2.74
   2006................. 3,076    10.29 - 10.59     32,374       1.98         1.29 - 2.54       2.88 -  3.58
   2005.................   658    10.07 - 10.22      6,697       1.81         1.29 - 2.44       0.73 -  1.02
   2004 (al)............    68    10.10 - 10.12        687       0.00         1.29 - 2.09       0.97 -  1.18

   Oppenheimer Global Securities (SC)
   2007................. 1,975    21.51 - 22.96     44,656       1.18         1.29 - 2.54       3.37 -  4.71
   2006................. 2,040    20.80 - 21.92     44,168       0.86         1.29 - 2.54      14.39 - 15.85
   2005................. 1,931    18.19 - 18.92     36,192       0.75         1.29 - 2.54      11.17 - 12.59
   2004................. 1,671    16.36 - 16.81     27,890       1.06         1.29 - 2.54      17.35 - 63.59
   2003.................   945    14.20 - 14.32     13,485       0.00         1.29 - 1.99      42.00 - 43.23

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC")) Sub-
  Accounts (continued):
   Oppenheimer High Income (SC)
   2007................. 2,526   $13.95 - 14.93    $ 37,113      7.13%        1.29 - 2.59%    -3.06 -  -1.76%
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -  7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -  0.69
   2004................. 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 - 36.05
   2003................. 1,079    12.95 - 13.04      14,015      0.00         1.29 - 1.89      29.46 - 30.39

   Oppenheimer Main Street (SC)
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -  2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 - 13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -  4.38
   2004................. 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -  7.74
   2003................. 2,868    12.56 - 12.71      36,308      0.00         1.29 - 2.34      25.63 - 27.13

   Oppenheimer Main Street Small Cap Growth (SC)
   2007................. 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 - -2.67
   2006................. 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 - 13.18
   2005................. 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -  8.30
   2004................. 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 - 17.64
   2003................. 1,040    14.65 - 14.75      15,279      0.00         1.29 - 1.89      46.50 - 47.55

   Oppenheimer MidCap Fund (SC)
   2007................. 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -  4.66
   2006................. 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -  1.38
   2005................. 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 - 10.54
   2004.................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 - 17.89
   2003.................   580    12.38 - 12.47       7,195      0.00         1.29 - 1.84      23.84 - 24.68

   Oppenheimer Strategic Bond (SC)
   2007................. 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -  8.13
   2006................. 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -  5.85
   2005................. 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -  1.16
   2004................. 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -  7.04
   2003................. 2,662    12.11 - 12.21      32,367      0.00         1.29 - 1.99      21.08 - 22.13

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the PIMCO
  Advisors Variable
  Insurance Trust
  Sub-Accounts:
   OpCap Balanced
   2007...................    1    $11.22 - 11.22      $10         1.40%        1.50 - 1.50%     -5.88 - -5.88%
   2006...................    1     11.92 - 11.92       10         0.80         1.50 - 1.50       9.14 -  9.14
   2005...................    1     10.92 - 10.92        9         0.28         1.50 - 1.50       1.20 -  1.20
   2004 (ai)..............    1     10.79 - 10.79       10         0.00         1.50 - 1.50       7.94 -  7.94

   OpCap Small Cap
   2007...................  < 1     18.08 - 18.08        2         0.00         1.50 - 1.50      -0.94 - -0.94
   2006...................  < 1     18.26 - 18.26        2         0.00         1.50 - 1.50      22.23 - 22.23
   2005...................  < 1     14.94 - 14.94        2         0.00         1.50 - 1.50      -1.44 - -1.44
   2004...................  < 1     15.15 - 15.15        2         0.04         1.50 - 1.50      16.11 - 16.11
   2003...................  < 1     13.05 - 13.05        1         0.00         1.50 - 1.50      40.52 - 40.52

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Account:
   Foreign Bond
   2007...................  < 1     11.96 - 11.96        3         3.30         1.50 - 1.50       2.07 -  2.07
   2006...................  < 1     11.72 - 11.72        3         3.19         1.50 - 1.50       0.66 -  0.66
   2005...................  < 1     11.64 - 11.64        3         2.62         1.50 - 1.50       3.57 -  3.57
   2004...................  < 1     11.24 - 11.24        2         1.92         1.50 - 1.50       3.98 -  3.98
   2003...................  < 1     10.81 - 10.81        2         1.40         1.50 - 1.50       0.72 -  0.72

   Money Market
   2007...................    2     10.63 - 10.63       25         4.34         1.50 - 1.50       3.30 -  3.30
   2006...................    1     10.29 - 10.29        9         4.50         1.50 - 1.50       3.05 -  3.05
   2005...................    1      9.99 -  9.99        9         1.89         1.50 - 1.50       1.23 -  1.23
   2004...................    2      9.86 -  9.86       18         0.91         1.50 - 1.50      -0.63 - -0.63
   2003...................    1      9.93 -  9.93       14         0.71         1.50 - 1.50      -0.79 - -0.79

   PIMCO Total Return
   2007...................    1     12.67 - 12.67       15         4.83         1.50 - 1.50       7.13 -  7.13
   2006...................    1     11.83 - 11.83       13         4.56         1.50 - 1.50       2.30 -  2.30
   2005...................    1     11.56 - 11.56       10         5.05         1.50 - 1.50       0.91 -  0.91
   2004...................  < 1     11.46 - 11.46        1         1.76         1.50 - 1.50       3.31 -  3.31
   2003...................  < 1     11.09 - 11.09        1         1.71         1.50 - 1.50       3.46 -  3.46

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   PIMCO VIT Commodity Real Return Strategy
   2007................   226   $11.34 - 11.57    $ 2,599       4.29%        1.29 - 2.44%      20.12 - 21.55%
   2006 (af)...........   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44       -5.58 - -4.83

   PIMCO VIT Emerging Markets Bond (Admin Shares)
   2007................    66    10.98 - 11.20        740       6.02         1.29 - 2.44        3.14 -  4.36
   2006 (af)...........    43    10.65 - 10.73        458       3.30         1.29 - 2.44        6.48 -  7.32

   PIMCO VIT Real Return (Advisor Shares)
   2007................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19        8.14 -  9.14
   2006 (af)...........   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19        0.84 -  1.46

   PIMCO VIT Total Return (Advisor Shares)
   2007................ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39        6.05 -  7.25
   2006 (af)........... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39        2.51 -  3.29

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2007................ 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15        6.02 -  7.49
   2006................ 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15        1.01 -  2.40
   2005................ 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15       -0.82 -  0.55
   2004................ 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15        0.45 -  1.84
   2003................ 6,916    11.87 - 12.83     83,025       2.44         0.80 - 2.15       -0.63 -  0.74

   VT Capital Appreciation
   2007................ 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................ 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15        9.91 - 11.43
   2005................ 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15        5.56 -  7.02
   2004................ 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15       12.24 - 13.78
   2003................ 2,142     7.14 -  7.44     15,653       0.00         0.80 - 2.15       22.11 - 23.80

   VT Capital Opportunities
   2007................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80       13.15 - 14.30
   2005................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10        9.28 - 60.37
   2004................   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80       16.00 - 17.18
   2003 (ak)...........   105    12.88 - 12.97      1,361       0.00         0.80 - 1.80       28.84 - 29.72

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2007.............  2,620  $ 5.71 -  6.29    $ 16,059      0.00%        0.80 - 2.15%      7.93 -  9.43%
   2006.............  2,971    5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 - 10.18
   2005.............  3,413    4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -  6.39
   2004.............  4,137    4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -  6.72
   2003.............  4,528    4.41 -  4.60      20,769      0.00         0.80 - 2.15     -55.93 - 30.95

   VT Diversified Income
   2007.............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -  3.29
   2006.............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -  5.45
   2005.............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -  2.23
   2004.............  6,968   13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -  8.33
   2003.............  7,546   12.23 - 12.97      92,890      8.88         0.80 - 2.15      17.47 - 19.09

   VT Equity Income
   2007.............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -  2.36
   2006.............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 - 17.90
   2005.............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -  4.66
   2004.............  1,611   13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 - 31.03
   2003 (ak)........    786   11.99 - 12.09       9,460      0.66         0.80 - 2.00      19.88 - 20.86

   VT The George Putnam Fund of Boston
   2007............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -  0.14
   2006............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 - 11.03
   2005............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -  3.17
   2004............. 20,326   11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -  7.34
   2003............. 19,241   11.24 - 12.16     206,716      0.00         1.29 - 2.59      12.42 - 21.58

   VT Global Asset Allocation
   2007.............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -  2.11
   2006.............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 - 11.96
   2005.............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -  6.12
   2004.............  2,842   10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -  8.24
   2003.............  2,429   12.40 - 12.51      23,896      0.00         1.29 - 1.99      24.02 - 25.10

   VT Global Equity
   2007.............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -  8.15
   2006.............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 - 22.23
   2005.............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -  7.91
   2004.............  7,523    5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 - 12.77
   2003.............  8,402    4.93 -  6.50      57,065      0.94         0.80 - 2.15      26.45 - 28.20

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2007............. 34,907  $12.99 - 15.27    $410,138      1.43%        0.70 - 2.69%     -8.58 - -6.70%
   2006............. 44,194   13.92 - 16.70     557,237      1.56         0.70 - 2.69      12.80 - 15.10
   2005............. 53,314   12.09 - 14.80     585,599      1.57         0.70 - 2.69       2.41 -  4.50
   2004............. 60,631   11.57 - 14.46     638,184      1.57         0.70 - 2.69       8.12 - 10.34
   2003............. 65,400   10.49 - 12.22     621,839      1.62         0.70 - 2.44      22.22 - 26.49

   VT Growth Opportunities
   2007.............  3,715    4.52 -  5.04      17,940      0.06         0.80 - 2.15       3.13 -  4.56
   2006.............  4,517    4.38 -  4.82      20,995      0.06         0.80 - 2.15       6.23 -  7.69
   2005.............  5,332    4.12 -  4.48      23,150      0.63         0.80 - 2.15       1.87 -  3.28
   2004.............  6,236    4.05 -  4.33      26,369      0.00         0.80 - 2.15      -0.44 -  0.93
   2003.............  6,739    4.07 -  4.29      28,422      0.00         0.80 - 2.15     -59.35 - 22.07

   VT Health Sciences
   2007.............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 - -1.40
   2006.............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -  1.97
   2005.............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 - 12.29
   2004.............  7,307   11.50 - 11.72      79,846      0.18         0.80 - 2.49       4.46 -  6.27
   2003.............  7,941   11.24 - 11.37      81,918      0.00         1.29 - 2.34      12.39 - 13.73

   VT High Yield
   2007.............  5,637   15.01 - 15.42      84,132      8.15         0.80 - 2.59       0.12 -  1.97
   2006.............  6,642   14.72 - 15.40      97,207      7.59         0.80 - 2.59       7.67 -  9.64
   2005.............  7,310   13.43 - 14.31      97,237      8.04         0.80 - 2.59       0.43 -  2.27
   2004.............  7,790   13.13 - 14.24     100,363      7.97         0.80 - 2.59       9.66 - 42.44
   2003.............  8,620   13.33 - 13.43     100,371      4.98         1.29 - 1.89      33.33 - 34.28

   VT Income
   2007............. 16,149   10.96 - 14.29     200,711      5.31         0.80 - 2.59       2.48 -  4.38
   2006............. 17,751   10.69 - 13.69     214,023      4.26         0.80 - 2.59       1.82 -  3.69
   2005............. 17,575   10.50 - 13.20     208,386      3.13         0.80 - 2.59      -0.28 -  1.54
   2004............. 16,891   10.53 - 13.00     201,496      4.05         0.80 - 2.59       3.60 -  5.30
   2003............. 16,918   10.43 - 10.51     198,574      0.00         1.29 - 1.89       4.30 -  5.07

   VT International Equity
   2007............. 19,162   13.62 - 20.43     314,634      2.98         0.70 - 2.59       5.55 -  7.61
   2006............. 21,968   12.65 - 19.36     332,657      0.60         0.70 - 2.59      24.42 - 26.83
   2005............. 22,597    9.98 - 15.56     268,560      1.40         0.70 - 2.59       9.30 - 11.42
   2004............. 23,292    8.96 - 14.24     247,472      1.42         0.70 - 2.59      13.19 - 15.38
   2003............. 24,059    7.76 - 12.58     220,214      0.79         0.70 - 2.59      25.77 - 27.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense
                     Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2007.............  3,773  $15.18 - 17.78    $ 65,688      1.86%        0.80 - 2.15%      4.69 -  6.15%
   2006.............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 - 26.21
   2005.............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 - 13.19
   2004.............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 - 20.01
   2003.............  3,946   12.55 - 12.55      38,739      1.40         1.50 - 1.50      35.78 - 35.78

   VT International New Opportunities
   2007.............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 - 12.30
   2006.............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 - 25.13
   2005.............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 - 17.42
   2004.............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 - 12.44
   2003.............  3,723    5.10 -  7.08      27,875      0.29         0.80 - 2.15      30.35 - 32.14

   VT Investors
   2007............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44     -7.49 -  -5.93
   2006............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 - 13.02
   2005............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -  7.94
   2004............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 - 11.74
   2003............. 25,682   12.09 - 12.18     176,160      0.00         1.29 - 2.44      20.89 - 21.84

   VT Mid Cap Value
   2007.............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -  0.87
   2006.............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 - 14.15
   2005.............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 - 11.54
   2004.............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 - 14.52
   2003 (ak)........    208   12.72 - 12.84       2,666      0.53         0.80 - 2.15      27.23 - 28.40

   VT Money Market
   2007............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -  3.97
   2006............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -  3.54
   2005.............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -  1.71
   2004.............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59     -4.24 -  -0.15
   2003.............  8,105    9.75 -  9.91      84,932      0.07         1.29 - 2.69     -2.45 -  -0.86

   VT New Opportunities
   2007............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -  4.89
   2006............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -  7.69
   2005............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -  9.12
   2004............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -  9.43
   2003............. 20,301   13.42 - 13.58     132,129      0.00         1.29 - 2.34      34.20 - 35.80

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2007............. 10,280  $11.36 - 17.36    $164,993      1.21%        0.80 - 2.59%      -7.37 - -5.65%
   2006............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59       13.02 - 15.09
   2005............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59        5.05 -  8.51
   2004............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59       14.50 - 62.44
   2003.............  9,303   14.51 - 14.51     115,740      0.00         2.14 - 2.14       45.11 - 45.11

   VT OTC & Emerging Growth
   2007.............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10       10.31 - 11.78
   2006.............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10       10.05 - 11.51
   2005.............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10        5.60 -  7.00
   2004.............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10        6.25 -  7.66
   2003.............  9,070    1.92 -  3.59      34,595      0.00         0.80 - 2.10       32.87 - 34.63

   VT Research
   2007.............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006.............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34        8.71 - 10.42
   2005.............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49        2.40 -  4.17
   2004............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49        4.88 -  6.70
   2003............. 12,617   13.15 - 13.15     108,268      0.00         1.49 - 1.49       31.48 - 31.48

   VT Small Cap Value
   2007.............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006.............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30       14.64 - 16.48
   2005.............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30        4.58 -  6.29
   2004.............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30       23.31 - 25.33
   2003............. 10,165   10.91 - 10.95     152,271      0.33         0.70 - 2.30        9.54 - 48.60

   VT Utilities Growth and Income
   2007.............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69       16.70 - 18.98
   2006.............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69       23.63 - 26.02
   2005.............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69        5.66 -  7.71
   2004.............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69       18.33 - 20.63
   2003.............  4,726   14.07 - 14.14      40,109      0.00         1.29 - 1.79       40.74 - 41.45

   VT Vista
   2007.............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69        1.00 -  2.97
   2006.............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69        2.62 -  4.61
   2005.............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69        9.14 - 11.25
   2004............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69       15.42 - 17.66
   2003............. 11,475   13.49 - 13.65      85,718      0.00          1.29 -2.34       34.85 - 36.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Putnam Variable Trust
Sub-Accounts
  (continued):
   VT Voyager
   2007.............. 26,242  $ 7.15 - 13.59    $244,632      0.00%        0.70 - 2.69%      2.67 -  4.78%
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -  4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -  4.96
   2004.............. 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -  4.30
   2003.............. 51,674    5.96 - 11.65     392,809      0.34         0.70 - 2.59      16.48 - 24.04

Investments in the
Rydex Variable Trust
Sub-Account:
   Rydex OTC
   2007..............    < 1   15.19 - 15.19           7      0.08         1.50 - 1.50      16.05 - 16.05
   2006..............    < 1   13.09 - 13.09           5      0.00         1.50 - 1.50       4.19 -  4.19
   2005..............    < 1   12.57 - 12.57           4      0.00         1.50 - 1.50      -0.40 - -0.40
   2004..............    < 1   12.62 - 12.62         < 1      0.00         1.50 - 1.50       7.71 -  7.71
   2003..............    < 1   11.71 - 11.71         < 1      0.00         1.50 - 1.50      43.24 - 43.24

Investments in the
STI Classic Variable
  Trust Sub-Accounts:
   STI International Equity
   2007 (j)(q).......     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 - 23.06
   2005..............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 - 11.67
   2004..............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 - 43.23
   2003..............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 - 22.67

   STI Investment Grade Bond
   2007 (q)..........     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -  3.17
   2005..............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -  1.14
   2004..............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -  2.83
   2003..............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -  0.26

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts
  (continued):
   STI Classic Large Cap Core Equity (o)
   2007.................   269   $13.78 - 17.22    $ 3,650       1.17%        1.15 - 2.19%    -1.43 -  -0.37%
   2006.................   367    13.84 - 15.32      5,013       1.22         1.15 - 2.19      13.66 - 14.87
   2005.................   444    12.04 - 13.48      5,271       0.95         1.15 - 2.19       6.65 -  7.78
   2004.................   476    12.64 - 12.81      5,210       1.19         1.29 - 2.19      12.83 - 26.43
   2003.................   427    11.32 - 11.36      4,051       0.55         1.29 - 1.89      13.25 - 13.56

   STI Classic Large Cap Growth Stock (p)
   2007.................   755    11.80 - 13.15     15,510       0.38         1.15 - 2.34      12.57 - 13.95
   2006................. 1,120    10.35 - 11.68     21,018       0.27         1.15 - 2.34       8.24 -  9.56
   2005................. 1,599     9.45 - 10.79     28,572       0.13         1.15 - 2.34     -3.21 -  -2.03
   2004................. 2,222    11.15 - 11.33     41,879       0.26         1.29 - 2.34       4.26 -  5.38
   2003................. 2,820    10.70 - 10.75     51,754       0.00         1.29 - 2.34       6.96 -  7.49

   STI Large Cap Value Equity
   2007.................   711    14.61 - 15.57     15,457       1.51         1.15 - 2.19       1.28 -  2.36
   2006................. 1,011    14.27 - 15.37     22,014       1.40         1.15 - 2.19      19.79 - 21.07
   2005................. 1,458    11.79 - 12.83     27,023       1.56         1.15 - 2.19       1.48 -  2.57
   2004................. 1,933    12.65 - 12.82     35,540       1.83         1.29 - 2.19      26.47 - 28.18
   2003................. 2,453    11.23 - 11.25     40,351       1.06         1.49 - 1.89      12.31 - 12.52

   STI Mid-Cap Core Equity (r)
   2007.................   331    12.60 - 16.29      5,835       0.22         1.15 - 2.09       2.97 -  3.97
   2006.................   480    12.12 - 15.82      8,465       0.39         1.15 - 2.09       8.41 -  9.46
   2005.................   639    11.07 - 14.59     10,606       0.44         1.15 - 2.09      11.94 - 13.02
   2004.................   822    13.03 - 13.19     12,560       0.83         1.29 - 2.09      15.31 - 30.33
   2003................. 1,034    11.41 - 11.44     14,088       0.66         1.29 - 1.89      14.06 - 14.38

   STI Small Cap Value Equity
   2007.................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -  1.38
   2006.................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 - 14.78
   2005.................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 - 61.15
   2004.................   642    14.81 - 15.00     11,863       0.38         1.29 - 2.14      21.53 - 22.59
   2003.................   727    12.18 - 12.23     11,047       0.27         1.29 - 2.14      21.84 - 22.33

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity
   2007............... 2,502   $23.81 - 36.93    $66,623       0.44%        0.70 - 2.20%     37.38 - 39.47%
   2006............... 3,270    17.07 - 25.15     63,047       0.75         0.70 - 2.20      34.17 - 36.19
   2005............... 3,778    12.53 - 20.03     54,052       0.36         0.70 - 2.20      30.95 - 32.92
   2004............... 3,920     9.43 - 14.32     43,013       0.66         0.70 - 2.20      20.41 - 22.26
   2003............... 3,702     7.71 - 12.70     33,517       0.00         0.70 - 2.20      46.42 - 48.63

   Van Kampen UIF Equity Growth
   2007............... 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 - 21.05
   2006............... 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -  3.38
   2005............... 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 - 14.90
   2004............... 8,272     7.20 - 10.68     70,049       0.19         0.70 - 2.69       6.83 -  7.02
   2003............... 7,339     6.73 -  8.28     56,500       0.00         0.70 - 2.20      22.21 - 24.06

   Van Kampen UIF Fixed Income
   2007...............   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -  4.24
   2006...............   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -  2.55
   2005...............   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -  3.03
   2004...............   246    11.55 - 13.28      2,892       4.08         1.15 - 1.85       2.44 -  3.17
   2003...............   198    11.27 - 12.87      2,267       0.06         1.15 - 1.65       2.70 - 28.67

   Van Kampen UIF Global Value Equity
   2007...............     3    13.78 - 16.90         50       1.97         1.15 - 1.85       4.65 -  5.41
   2006...............     4    13.17 - 16.03         54       1.59         1.15 - 1.85      18.97 - 19.83
   2005...............     4    11.07 - 13.38         47       1.04         1.15 - 1.85       3.88 -  4.62
   2004...............     4    10.66 - 12.79         41       0.73         1.15 - 1.85      11.44 - 12.24
   2003...............     4     9.56 - 11.39         38       0.00         1.15 - 1.85      26.58 - 27.49

   Van Kampen UIF High Yield
   2007...............     1    13.94 - 13.94          9       8.84         1.50 - 1.50       2.44 -  2.44
   2006...............     1    13.61 - 13.61          9       8.01         1.50 - 1.50       7.00 -  7.00
   2005...............     1    12.72 - 12.72          8       0.76         1.50 - 1.50      -0.45 - -0.45
   2004...............    27    12.78 - 12.78        351       6.02         1.50 - 1.50       7.84 -  7.84
   2003...............    28    11.85 - 11.85        326       0.00         1.50 - 1.50      23.83 - 23.83

   Van Kampen UIF International Magnum
   2007............... 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 - 13.79
   2006............... 3,317    12.50 - 14.05     40,739       0.09         0.70 - 2.20      22.42 - 24.26
   2005............... 3,465    10.06 - 11.48     34,680       1.20         0.70 - 2.20       8.66 - 10.30
   2004............... 3,705     9.12 - 10.56     34,028       2.75         0.70 - 2.20      14.84 - 16.57
   2003............... 3,576     7.82 - 10.06     28,529       0.14         0.70 - 2.20      24.62 - 26.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2007...............  2,085  $18.32 - 19.30    $ 38,132      0.00%        0.70 - 2.30%     19.86 -  21.81%
   2006...............  2,642   15.28 - 15.85      40,057      0.00         0.70 - 2.30       6.80 -   8.51
   2005...............  2,911   14.31 - 14.60      41,086      0.00         0.70 - 2.30      14.88 -  16.75
   2004...............  2,992   12.46 - 12.51      36,518      0.00         0.70 - 2.30      18.80 -  20.75
   2003...............  2,559   10.36 - 10.49      26,112      0.00         0.70 - 2.30      38.51 -  40.78

   Van Kampen UIF U.S. Mid Cap Value
   2007...............  7,726   15.12 - 18.20     116,996      0.68         0.70 - 2.69       4.93 -   7.09
   2006...............  9,904   14.41 - 17.00     141,489      0.28         0.70 - 2.69      17.46 -  19.86
   2005............... 11,514   12.26 - 14.18     138,619      0.31         0.70 - 2.69       9.30 -  11.53
   2004............... 12,988   11.22 - 12.71     141,466      0.02         0.70 - 2.69      12.22 -  13.79
   2003............... 11,927   10.67 - 11.17     114,608      0.00         0.70 - 2.30      38.26 -  40.52

   Van Kampen UIF U.S. Real Estate
   2007...............  1,726   20.13 - 33.35      46,609      1.16         0.70 - 2.30    -18.97 -  -17.65
   2006...............  2,397   24.84 - 40.50      79,513      1.10         0.70 - 2.30      34.92 -  37.09
   2005...............  2,895   18.41 - 29.54      70,733      1.20         0.70 - 2.30      14.37 -  16.24
   2004...............  3,448   16.10 - 25.42      73,302      1.55         0.70 - 2.30      33.26 -  35.44
   2003...............  3,895   12.08 - 18.77      61,784      0.00         0.70 - 2.30      35.28 -  37.50

   Van Kampen UIF Value
   2007...............     17   13.85 - 16.40         252      1.76         1.15 - 2.00     -5.02 -   -4.18
   2006...............     22   14.58 - 17.11         342      1.68         1.15 - 2.00      14.56 -  15.56
   2005...............     26   12.72 - 14.81         347      1.32         1.15 - 2.00       3.37 -  27.24
   2004...............     25   13.72 - 14.33         337      0.95         1.15 - 1.65      15.91 -  16.49
   2003...............     24   11.83 - 12.30         277      0.00         1.15 - 1.65      31.89 -  32.55

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2007...............  1,611   15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01
   2006...............  1,755   14.19 - 14.89      29,699      8.87         1.29 - 2.59       7.94 -   9.38
   2005...............  1,663   13.61 - 16.11      25,554      7.44         1.29 - 2.59       9.24 -  10.69
   2004...............  1,248   12.03 - 12.30      17,171      7.13         1.29 - 2.59       7.23 -   8.66
   2003...............    347   11.22 - 13.96       4,296      0.00         1.29 - 2.59      12.19 -  39.60

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Emerging Markets Equity (Class II)
   2007................   945   $42.19 - 44.88    $ 41,679      0.41%        1.29 - 2.59%     36.80 - 38.64%
   2006................ 1,095    30.84 - 32.37      34,945      0.75         1.29 - 2.59      33.63 - 35.40
   2005................   903    23.08 - 23.91      21,348      0.35         1.29 - 2.59      30.31 - 32.05
   2004................   471    17.71 - 18.10       8,467      0.70         1.29 - 2.59      21.41 - 77.09
   2003 (ak)...........   272    14.78 - 14.91       4,043      0.00         1.29 - 2.59      47.81 - 49.12

   Van Kampen UIF Equity and Income (Class II)
   2007................ 5,858    13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -  2.02
   2006................ 6,061    14.36 - 15.07      83,763      1.17         1.29 - 2.59       9.67 - 11.13
   2005................ 4,725    13.09 - 13.56      58,796      0.67         1.29 - 2.59       4.61 -  6.00
   2004................ 1,935    12.51 - 12.79      23,296      0.00         1.29 - 2.59       8.63 - 10.08
   2003 (ak)...........   561    11.52 - 11.62       6,494      0.88         1.29 - 2.59      15.19 - 16.22

   Van Kampen UIF Equity Growth (Class II)
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 - 20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -  2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 - 13.99
   2004................ 1,411    12.15 - 12.42      16,668      0.12         1.29 - 2.59       4.65 -  6.04
   2003 (ak)...........   602    11.61 - 11.71       7,030      0.00         1.29 - 2.59      16.11 - 17.15

   Van Kampen UIF Global Franchise (Class II)
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -  8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 - 19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 - 10.54
   2004................ 2,482    13.34 - 13.64      32,544      0.15         1.29 - 2.59       9.85 - 11.31
   2003 (ak)...........   758    12.14 - 12.25       9,257      0.00         1.29 - 2.59      21.43 - 22.51

   Van Kampen UIF Int'l Growth Equity (Class II)
   2007................   433    11.90 - 12.14       5,212      0.17         1.29 - 2.44      11.46 - 12.78
   2006 (af)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -  7.61

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Mid Cap Growth (Class II)
   2007................ 3,587   $11.92 - 22.32    $ 62,807      0.00%        1.29 - 2.59%      19.42 - 21.02%
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59        6.32 -  7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59       14.27 - 15.79
   2004................ 1,348    15.38 - 15.73      21,019      0.00         1.29 - 2.59       18.33 - 19.91
   2003 (ak)...........   785    13.00 - 13.12      10,262      0.00         1.29 - 2.59       30.00 - 31.16

   Van Kampen UIF Small Company Growth (Class II)
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59        0.28 -  1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59       10.40 - 87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59        9.97 - 11.43
   2004................ 1,507    15.64 - 15.99      23,918      0.00         1.29 - 2.59       15.87 - 17.41
   2003 (ak)........... 1,035    13.50 - 13.62      14,062      0.00         1.29 - 2.59       35.01 - 36.21

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59        4.94 -  6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59       17.51 - 19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59        9.25 - 10.71
   2004................ 2,709    14.83 - 15.16      39,035      0.01         1.29 - 2.59       11.56 - 13.05
   2003 (ak)........... 1,356    13.29 - 13.41      18,124      0.00         1.29 - 2.59       32.90 - 34.08

   Van Kampen UIF U.S. Real Estate (Class II)
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69       33.98 - 35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69       13.62 - 15.25
   2004................ 3,417    17.17 - 19.02      62,735      1.60         1.29 - 2.69       34.32 - 90.22
   2003................ 1,366    12.67 - 12.79      18,567      0.00         1.29 - 2.59       26.72 - 27.85

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Comstock
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30       13.64 - 15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30        1.98 -  3.64
   2004................ 8,736    11.92 - 12.32     106,501      0.86         0.70 - 2.30       15.05 - 16.94
   2003................ 5,976    10.36 - 10.54      62,969      0.75         0.70 - 2.30       27.98 - 30.08

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Van Kampen Life
  Investment Trust
  Sub-Accounts
  (continued):
   LIT Government
   2007...........    116  $11.90 - 12.17    $  1,405      4.92%        1.25 - 1.65%      5.57 -  5.99%
   2006...........    142   11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -  2.06
   2005...........    146   11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -  2.25
   2004...........    182   10.88 - 11.00       1,997      4.50         1.25 - 1.65       2.46 -  2.87
   2003...........    140   10.62 - 10.69       1,491      4.87         1.25 - 1.65       0.08 -  0.48

   LIT Money Market
   2007...........    294   11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -  3.41
   2006...........    263   10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -  3.13
   2005...........    273   10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -  1.41
   2004...........    231   10.51 - 10.74       2,480      0.85         1.25 - 1.65      -0.85 - -0.45
   2003...........    278   10.60 - 10.79       2,989      0.60         1.25 - 1.65      -1.07 - -0.68

   Strat Growth I
   2007...........  4,617    6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 - 16.14
   2006...........  6,027    5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -  2.14
   2005...........  7,916    5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -  7.18
   2004...........  9,614    5.47 -  9.78      81,916      0.00         0.70 - 2.30       4.57 -  6.29
   2003........... 11,683    5.15 -  9.36      95,881      0.00         0.70 - 2.30      24.42 - 26.46

Investments in the
Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Aggressive Growth (Class II)
   2007...........  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 - 16.78
   2006...........  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -  4.19
   2005...........  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 - 10.34
   2004...........  1,774   11.20 - 14.27      21,143      0.00         0.70 - 2.59      11.92 - 11.97
   2003 (ak)......    288   12.75 - 12.86       3,687      0.00         1.29 - 2.59      27.50 - 28.64

   LIT Comstock (Class II)
   2007........... 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 - -3.60
   2006........... 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 - 14.55
   2005........... 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -  2.77
   2004........... 18,304   14.20 - 14.52     236,274      0.67         1.29 - 2.59      14.39 - 15.91
   2003........... 12,466   12.42 - 12.53     137,393      0.47         1.29 - 2.59      24.15 - 25.25

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Growth and Income (Class II)
   2007........... 8,749   $17.56 - 17.65    $157,176      1.44%        1.29 - 2.69%     -0.25 -  1.19%
   2006........... 9,672    17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 - 14.48
   2005........... 9,458    15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -  8.31
   2004........... 7,527    14.68 - 15.14     108,454      0.64         1.29 - 2.69      11.05 - 12.65
   2003........... 4,387    12.31 - 12.42      56,398      0.00         1.29 - 2.59      23.14 - 24.23

   LIT Money Market (Class II)
   2007........... 3,118    10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -  3.10
   2006........... 3,035     9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -  2.83
   2005........... 3,045     9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -  1.11
   2004........... 1,784     9.79 -  9.93      17,650      0.72         1.29 - 2.59      -2.06 - -0.75
   2003...........    --       --  -   --          --      0.00           --  -  --       0.00 -  0.00

   Strat Growth II (Class II)
   2007........... 5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 - 15.13
   2006........... 6,472    12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -  1.30
   2005........... 6,958    12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -  6.25
   2004........... 7,134    12.22 - 12.45      63,974      0.00         1.29 - 2.59       4.01 -  5.40
   2003........... 6,797    11.75 - 11.85      54,406      0.00         1.29 - 2.59      17.49 - 18.53

                                      252
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                  YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
(IN MILLIONS)                                                                 2007          2006          2005
                                                                           -----------   -----------   -----------
REVENUES
Premiums (net of reinsurance ceded of $625, $617 and $606)                $       502   $       576   $       474
Contract charges (net of reinsurance ceded of $315, $170 and $ -)                 942         1,009         1,079
Net investment income                                                           4,205         4,057         3,707
Realized capital gains and losses                                                (197)          (79)           19
                                                                           -----------   -----------   -----------

                                                                                5,452         5,563         5,279

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $646, $548 and $515)        1,364         1,372         1,340
Interest credited to contractholder funds (net of reinsurance recoveries
   of $47, $41 and $4)                                                          2,628         2,543         2,340
Amortization of deferred policy acquisition costs                                 518           538           568
Operating costs and expenses                                                      340           398           433
                                                                           -----------   -----------   -----------
                                                                                4,850         4,851         4,681

Loss on disposition of operations                                                 (10)          (88)           (7)
                                                                           -----------   -----------   -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                  592           624           591
                                                                           -----------   -----------   -----------

Income tax expense                                                                180           196           174
                                                                           -----------   -----------   -----------

NET INCOME                                                                        412           428           417
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                      (409)         (263)         (425)
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                              (409)         (263)         (425)
                                                                           -----------   -----------   -----------

COMPREHENSIVE INCOME (LOSS)                                               $         3   $       165   $        (8)
                                                                           ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                          2007          2006
                                                                                     -----------   -----------
ASSETS
Investments
       Fixed income securities, at fair value (amortized cost $58,020 and $59,869)  $    58,469   $    61,457
       Mortgage loans                                                                     9,901         8,690
       Equity securities (cost $102 and $61)                                                102            72
       Limited partnership interests                                                        994           461
       Short-term                                                                           386           805
       Policy loans                                                                         770           752
       Other                                                                              1,792         1,923
                                                                                     -----------   -----------

    Total investments                                                                    72,414        74,160

Cash                                                                                        185           273
Deferred policy acquisition costs                                                         3,905         3,485
Reinsurance recoverables                                                                  3,410         3,392
Accrued investment income                                                                   652           689
Other assets                                                                                622           585
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL ASSETS                                                                     $    96,117   $    98,758
                                                                                     ===========   ===========

LIABILITIES
Contractholder funds                                                                $    60,464   $    60,565
Reserve for life-contingent contract benefits                                            12,598        12,204
Unearned premiums                                                                            33            34
Payable to affiliates, net                                                                  206            84
Other liabilities and accrued expenses                                                    2,823         3,235
Deferred income taxes                                                                       101           258
Note payable to parent                                                                       --           500
Long-term debt                                                                              200           206
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL LIABILITIES                                                                     91,354        93,260
                                                                                     -----------   -----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
     authorized, none and 49,230 shares issued and outstanding                               --             5
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
     authorized, none issued                                                                 --            --
Common stock, $227 par value, 23,800 shares authorized and outstanding                        5             5
Additional capital paid-in                                                                1,108         1,108
Retained income                                                                           3,734         4,055
Accumulated other comprehensive income:
     Unrealized net capital gains and losses                                                (84)          325
                                                                                     -----------   -----------

   Total accumulated other comprehensive income                                             (84)          325
                                                                                     -----------   -----------

   TOTAL SHAREHOLDER'S EQUITY                                                             4,763         5,498
                                                                                     -----------   -----------

   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $    96,117   $    98,758
                                                                                     ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------
(IN MILLIONS)                                            2007          2006          2005
                                                      -----------   -----------   -----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                           $         5   $         5   $         5
Redemption of stock                                           (5)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                          --             5             5
                                                      -----------   -----------   -----------

REDEEMABLE PREFERRED STOCK - SERIES B                         --            --            --
                                                      -----------   -----------   -----------

COMMON STOCK                                                   5             5             5
                                                      -----------   -----------   -----------

ADDITIONAL CAPITAL PAID-IN                                 1,108         1,108         1,108

RETAINED INCOME
Balance, beginning of year                                 4,055         4,302         4,178
Net income                                                   412           428           417
Dividends                                                   (725)         (675)         (293)
Cumulative effect of change in accounting principle           (8)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                       3,734         4,055         4,302
                                                      -----------   -----------   -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                   325           588         1,013
Change in unrealized net capital gains and losses           (409)         (263)         (425)
                                                      -----------   -----------   -----------

Balance, end of year                                         (84)          325           588
                                                      -----------   -----------   -----------

TOTAL SHAREHOLDER'S EQUITY                           $     4,763   $     5,498   $     6,008
                                                      ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------------------
(IN MILLIONS)                                                                             2007          2006          2005
                                                                                       -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       412   $       428   $       417
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                                  (289)         (280)         (175)
      Realized capital gains and losses                                                       197            79           (19)
      Loss on disposition of operations                                                        10            88             7
      Interest credited to contractholder funds                                             2,628         2,543         2,340
      Changes in:
          Policy benefit and other insurance reserves                                        (290)         (199)         (200)
          Unearned premiums                                                                    (1)           (1)            4
          Deferred policy acquisition costs                                                   (29)         (205)         (198)
          Reinsurance recoverables                                                           (276)         (218)         (197)
          Income taxes payable                                                                112          (122)           18
          Other operating assets and liabilities                                              104            93            95
                                                                                       -----------   -----------   -----------

             Net cash provided by operating activities                                      2,578         2,206         2,092
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                 11,222        12,290        10,660
   Equity securities                                                                           73            23            25
   Limited partnership interests                                                              181           114            32
Investment collections
   Fixed income securities                                                                  2,981         2,727         4,076
   Mortgage loans                                                                           1,506         1,618         1,172
Investment purchases
   Fixed income securities                                                                (12,096)      (16,246)      (18,128)
   Equity securities                                                                         (101)         (282)          (37)
   Limited partnership interests                                                             (673)          (22)         (166)
   Mortgage loans                                                                          (2,637)       (2,159)       (1,976)
Change in short-term investments, net                                                          31           362          (352)
Change in policy loans and other investments, net                                            (124)          (33)          (16)
Disposition of operations                                                                      (5)         (826)           (2)
                                                                                       -----------   -----------   -----------

             Net cash provided by (used in) investing activities                              358        (2,434)       (4,712)
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Note payable to parent                                                                       (500)          500             -
Redemption of redeemable preferred stock                                                      (11)          (26)          (26)
Contractholder fund deposits                                                                7,948         9,546        11,374
Contractholder fund withdrawals                                                            (9,736)       (8,998)       (8,604)
Dividends paid                                                                               (725)         (675)         (211)
                                                                                       -----------   -----------   -----------

             Net cash (used in) provided by financing activities                           (3,024)          347         2,533
                                                                                       -----------   -----------   -----------

NET (DECREASE) INCREASE IN CASH                                                               (88)          119           (87)
CASH AT BEGINNING OF YEAR                                                                     273           154           241
                                                                                       -----------   -----------   -----------

CASH AT END OF YEAR                                                                   $       185   $       273   $       154
                                                                                       ===========   ===========   ===========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

        ($ IN MILLIONS)                                  2007         2006         2005
                                                      -----------  -----------  -----------
        PREMIUMS
        Traditional life insurance                   $       260  $       257  $       250
        Immediate annuities with life contingencies          204          278          197
        Other                                                 38           41           27
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS                                       502          576          474

        CONTRACT CHARGES
        Interest-sensitive life insurance                    862          797          734
        Fixed annuities                                       79           73           65
        Variable annuities                                     1          139          280
                                                      -----------  -----------  -----------
        TOTAL CONTRACT CHARGES                               942        1,009        1,079
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS AND CONTRACT CHARGES          $     1,444  $     1,585  $     1,553
                                                      ===========  ===========  ===========

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2007, the top geographic locations for statutory premiums and annuity considerations were Delaware, California and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial service firms, such as banks, broker-dealers and specialized structured settlement brokers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statement of Cash Flows.

     Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or a punitive interest rate step-up feature which, in most cases, would compel the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $2.67 billion and $2.09 billion at December 31, 2007 and 2006, respectively.

     Equity securities include common and non-redeemable preferred stocks. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies and funds, and where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity-method of accounting.

     Short-term investments are carried at cost or amortized cost that approximates fair value. Policy loans are carried at the unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities and securities sold under agreements to repurchase, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and dividends, income from limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as income. Income from investments in limited partnership interests accounted for utilizing the equity-method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures (interest rate), options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in life and annuity contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $13 million, $7 million and $7 million in 2007, 2006 and 2005, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, or is a liability which an increase has been recognized for the obligation, the adjustment made to the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following line items during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, life and annuity contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities, include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives collateral for securities loaned in an amount generally equal to 103% of the fair value of securities, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life, single premium life and equity-indexed life are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities, indexed life contracts and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the S&P 500. Interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, premium taxes, inspection costs, and certain underwriting and direct mail solicitation expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC associated with life insurance and investment contracts is described in more detail below. All life insurance and investment contract DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits.

     AGP and EGP consists primarily of the following components: the excess of contract charges for the cost of insurance over mortality and other benefits; investment income and realized capital gains and losses over interest credited; and surrender and other contract charges over maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to policyholders, the effect of any hedges used, persistency, mortality and expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $21 million and $25 million at December 31, 2007 and 2006, respectively. Amortization expense on the present value of future profits was $5 million, $6 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contract are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as revisions to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including traditional life insurance, life-contingent fixed annuities and voluntary health products is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance, life-contingent fixed annuities and accident and health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note 11).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

      In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"); clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1, 2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108,
  CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, to be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statement of operations. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, SFAS No. 160 requires a parent to recognize a gain or loss in net income when control over a subsidiary is relinquished and the subsidiary is deconsolidated, as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The Company will apply the provisions of SFAS No. 160 as required on the effective date.

SEC STAFF ACCOUNTING BULLETIN NO. 109, WRITTEN LOAN COMMITMENTS THAT ARE
  RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption is not permitted. The adoption of SAB 109 is not expected to have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE,
  INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07-1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity-method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1, if any, are to be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3.   DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of our variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.26 billion and $1.49 billion as of December 31, 2007 and 2006 respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all our variable annuity business to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, the Company has indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company will indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees, in accordance with the provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less from the effective date of the transaction, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $83 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on dispositions of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income amounted to $6 million and $(61) million, after-tax during 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statement of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million and $1 million for the years ended December 31, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $13.76 billion and $15.07 billion as of December 31, 2007 and 2006, respectively. Separate account balances totaling approximately $1.17 billion and $1.10 billion at December 31, 2007 and 2006, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges, and $278 million in 2005.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $72 million, $39 million and $51 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $1.82 billion, $2.29 billion and $2.23 billion at December 31, 2007, 2006 and 2005, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

        ($ IN MILLIONS)                                                      2007          2006          2005
                                                                          -----------   -----------   -----------
        NET CHANGE IN PROCEEDS MANAGED
        Net change in fixed income securities                            $        34   $        96   $      (221)
        Net change in short-term investments                                     443          (159)          918
                                                                          -----------   -----------   -----------
           Operating cash flow provided (used)                           $       477   $       (63)  $       697
                                                                          ===========   ===========   ===========

        NET CHANGE IN LIABILITIES
        Liabilities for collateral and security repurchase,
            beginning of year                                            $    (2,294)  $    (2,231)  $    (2,928)
        Liabilities for collateral and security repurchase, end of year       (1,817)       (2,294)       (2,231)
                                                                          -----------   -----------   -----------
           Operating cash flow (used) provided                           $      (477)  $        63   $      (697)
                                                                          ===========   ===========   ===========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $477 million, $494 million and $410 million in 2007, 2006 and 2005, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $74 million, $72 million and $235 million of structured settlement annuities, a type of immediate annuity, in 2007, 2006 and 2005, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $10 million and $9 million relate to structured settlement annuities with life contingencies and are included in premium income for 2007, 2006 and 2005, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.89 billion and $4.92 billion at December 31, 2007 and 2006, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $27 million, $44 million and $46 million of commission and other distribution expenses for the years ending December 31, 2007, 2006 and 2005, respectively.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution. In accordance with the coinsurance agreements, for 2007, 2006 and 2005, the Company assumed premiums and contract charges of $16 million, $16 million and $17 million, respectively; contract benefits of $10 million, $11 million and $10 million, respectively; and interest credited to contractholder funds of $13 million, $24 million and $32 million, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     Effective January 1, 2008, the Company and AIC entered into a one-year intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. Both parties may make or receive advances. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principle balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25% and was reflected as note payable to parent on the Company's Consolidated Statements of Financial Position at December 31, 2006. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses on the Condensed Consolidated Statements of Operations and Comprehensive Income.

     On June 30, 2006, under an existing agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as long-term debt in the Consolidated Statements of Financial Position. In 2007 and 2006, the Company incurred $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     On August 1, 2005, ALIC entered into an agreement with Kennett, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Re. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13). In 2007, 2006 and 2005, the Company incurred $5 million, $5 million and $2 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million and $2 million were incurred and paid during 2006 and 2005, respectively, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. At December 31, 2006, redeemable preferred stock totaling $6 million, was classified as mandatorily redeemable and therefore was included as a component of long-term debt on the Consolidated Statements of Financial Position. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. In addition to the portion of the redeemable preferred stock that was classified as mandatorily redeemable, redeemable preferred stock totaling $5 million was included as a component of shareholder's equity on the Consolidated Statements of Financial Position as of December 31, 2006. All remaining redeemable preferred stock, including the portion classified as mandatorily redeemable and included as a component of long-term debt and the portion classified as shareholder's equity as of December 31, 2006, was redeemed in 2007.

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2007 and 2006. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

CAPITAL SUPPORT AGREEMENT

     The Company and AIC entered into a Capital Support Agreement effective December 14, 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus Maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; or 2) our company action level RBC ratio is at least 300% or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2007, no capital had been provided by AIC under this agreement.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                        GROSS UNREALIZED
($ IN MILLIONS)                          AMORTIZED   ------------------------      FAIR
                                           COST         GAINS       LOSSES        VALUE
                                        -----------  -----------  -----------   -----------
AT DECEMBER 31, 2007
U.S. government and agencies           $     2,848  $       880  $         -   $     3,728
Municipal                                    4,235          115          (39)        4,311
Corporate                                   31,624          757         (646)       31,735
Foreign government                           1,814          374           (3)        2,185
Mortgage-backed securities                   3,499           37          (46)        3,490
Commercial mortgage-backed securities        7,698           76         (386)        7,388
Asset-backed securities                      6,273           20         (690)        5,603
Redeemable preferred stock                      29            1           (1)           29
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    58,020  $     2,260  $    (1,811)  $    58,469
                                        ===========  ===========  ===========   ===========

AT DECEMBER 31, 2006
U.S. government and agencies           $     2,763  $       736  $        (3)  $     3,496
Municipal                                    4,732          101          (43)        4,790
Corporate                                   32,841          811         (325)       33,327
Foreign government                           1,709          317           (3)        2,023
Mortgage-backed securities                   4,543           31          (56)        4,518
Commercial mortgage-backed securities        7,597           64          (61)        7,600
Asset-backed securities                      5,663           34          (16)        5,681
Redeemable preferred stock                      21            1            -            22
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    59,869  $     2,095  $      (507)  $    61,457
                                        ===========  ===========  ===========   ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                                 AMORTIZED      FAIR
       ($ IN MILLIONS)                             COST         VALUE
                                                -----------  -----------
       Due in one year or less                 $     1,645  $     1,647
       Due after one year through five years        11,211       11,389
       Due after five years through ten years       13,164       13,603
       Due after ten years                          22,228       22,737
                                                -----------  -----------
                                                    48,248       49,376
       Mortgage- and asset-backed securities         9,772        9,093
                                                -----------  -----------
            Total                              $    58,020  $    58,469
                                                ===========  ===========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

         ($ IN MILLIONS)                             2007         2006         2005
                                                  -----------  -----------  -----------
         Fixed income securities                 $     3,589  $     3,505  $     3,318
         Mortgage loans                                  552          508          469
         Equity securities                                 4            2           --
         Limited partnership interests                    87           42           37
         Other                                           243          257           78
                                                  -----------  -----------  -----------
              Investment income, before expense        4,475        4,314        3,902
              Investment expense                         270          257          195
                                                  -----------  -----------  -----------
                  Net investment income          $     4,205  $     4,057  $     3,707
                                                  ===========  ===========  ===========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Fixed income securities                               $      (172)  $      (157)  $        29
         Equity securities                                               6             2             7
         Limited partnership interests                                  34             2            --
         Derivatives                                                   (57)           31           (45)
         Other investments                                              (8)           43            28
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Write-downs                                           $      (118)  $       (21)  $       (24)
         Dispositions (1)                                              (22)          (89)           88
         Valuation of derivative instruments                           (63)          (17)         (105)
         Settlement of derivative instruments                            6            48            60
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

----------
     (1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $92 million, $60 million and $67 million in 2007, 2006 and 2005, respectively, due to changes in intent to hold impaired securities.

     Gross gains of $131 million, $102 million and $197 million and gross losses of $186 million, $231 million and $131 million were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                  FAIR       -----------------------     UNREALIZED NET
AT DECEMBER 31, 2007                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   ----------------
Fixed income securities                                      $    58,469   $     2,260  $    (1,811)  $           449
Equity securities                                                    102             5           (5)               --
Derivative instruments (1)                                           (32)           --          (32)              (32)
                                                                                                       ---------------
     Total                                                                                                        417

Amount recognized for: (2)
     Premium deficiency reserve                                                                                (1,059)
     Deferred policy acquisition and sales inducement costs                                                       513
                                                                                                       ---------------
        Total                                                                                                    (546)
   Deferred income taxes                                                                                           45
                                                                                                       ---------------
Unrealized net capital gains and losses                                                               $           (84)
                                                                                                       ===============

(1) Included in the fair value of derivatives are $(9) million classified as assets and $23 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                 FAIR        -----------------------     UNREALIZED NET
AT DECEMBER 31, 2006                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   -----------------
Fixed income securities                                      $    61,457   $     2,095  $      (507)  $          1,588
Equity securities                                                     72            11           --                 11
Derivative instruments (1)                                           (16)            2          (18)               (16)
                                                                                                       ----------------
     Total                                                                                                       1,583

Amount recognized for: (2)
     Premium deficiency reserve                                                                                 (1,129)
     Deferred policy acquisition and sales inducement costs                                                         46
                                                                                                       ----------------
        Total                                                                                                   (1,083)
   Deferred income taxes                                                                                          (175)
                                                                                                       ----------------
Unrealized net capital gains and losses                                                               $            325
                                                                                                       ----------------

(1) Included in the fair value of derivatives are $(7) million classified as assets and $9 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                                 2007          2006          2005
                                                             -----------   -----------   -----------
Fixed income securities                                     $    (1,139)  $      (672)  $    (1,067)
Equity securities                                                   (11)            6            (4)
Derivative instruments                                              (16)          (10)           17
                                                             -----------   -----------   -----------
    Total                                                        (1,166)         (676)       (1,054)

Amounts recognized for:
    Premium deficiency reserve                                       70           214          (254)
    Deferred policy acquisition and sales inducement costs          467            58           653
                                                             -----------   -----------   -----------
       Total                                                        537           272           399
Deferred income taxes                                               220           141           230
                                                             -----------   -----------   -----------
Decrease in unrealized net capital gains and losses         $      (409)  $      (263)  $      (425)
                                                             ===========   ===========   ===========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                       LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                               ----------------------------------  ----------------------------------      TOTAL
                                                 NUMBER        FAIR     UNREALIZED    NUMBER       FAIR     UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007                           OF ISSUES      VALUE       LOSSES    OF ISSUES     VALUE       LOSSES       LOSSES
                                               ----------   ----------  ----------  ----------  ----------  ----------   ----------
Fixed income securities
   U.S. government and agencies                        --  $        -- $        --           1 $         3 $        --  $        --
   Municipal                                          132          826         (30)         24         134          (9)         (39)
   Corporate                                          812        9,437        (474)        322       3,744        (172)        (646)
   Foreign government                                  19          167          (3)          1           1          --           (3)
   Mortgage-backed securities                         122        1,145         (31)        433         686         (15)         (46)
   Commercial mortgage-backed securities              306        3,074        (345)        133       1,137         (41)        (386)
   Asset-backed securities                            438        4,307        (648)         60         510         (42)        (690)
   Redeemable preferred stock                           1           13          (1)         --          --          --           (1)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830       18,969      (1,532)        974       6,215        (279)      (1,811)

Equity securities                                       9           64          (5)         --          --          --           (5)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,839  $    19,033 $    (1,537)        974 $     6,215 $      (279) $    (1,816)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,629  $    17,675 $    (1,396)        930 $     5,885 $      (247) $    (1,643)
Below investment grade fixed income securities        201        1,294        (136)         44         330         (32)        (168)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830  $    18,969 $    (1,532)        974 $     6,215 $      (279) $    (1,811)
                                               ===========  =========== =========== =========== =========== ===========  ===========

AT DECEMBER 31, 2006
Fixed income securities
   U.S. government and agencies                        11  $       177 $        (1)         12 $        87 $        (2) $        (3)
   Municipal                                          184        1,018         (20)        143         558         (23)         (43)
   Corporate                                          477        6,114         (80)        607       7,665        (245)        (325)
   Foreign government                                   7           40          (1)          8         113          (2)          (3)
   Mortgage-backed securities                         232          753          (6)        722       1,933         (50)         (56)
   Commercial mortgage-backed securities              131        1,624         (10)        224       2,272         (51)         (61)
   Asset-backed securities                            100          881          (5)         59         523         (11)         (16)
   Redeemable preferred stock                           1            7          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143       10,614        (123)      1,775      13,151        (384)        (507)

Equity securities                                      --           --          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,081  $    10,169 $      (113)      1,723 $    12,804 $      (368) $      (481)
Below investment grade fixed income securities         62          445         (10)         52         347         (16)         (26)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

     As of December 31, 2007, $1.24 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.24 billion, $1.13 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2007, the remaining $576 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $576 million, $62 million are related to below investment grade fixed income securities. Of these amounts, none of the equity securities or below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2007. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $576 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2007 and 2006, equity-method limited partnership investments totaled $485 million and $99 million, respectively. The Company recognizes a loss in value for equity-method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other-than-temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2007, the Company had write-downs of $9 million related to equity-method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2007 and 2006, the carrying value for cost method limited partnership investments was $509 million and $362 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is not readily determinable because the investments are private in nature and do not trade frequently. Therefore, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statement received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2007, 2006 and 2005, the Company had write-downs of $0.3 million, $0.1 and $0.1 million related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2007 and 2006 was $2 million and $5 million, respectively. No valuation allowances were held at December 31, 2007 or 2006 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007, 2006 or 2005.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $0.2 million, $0.4 million and $0.2 million during 2007, 2006 and 2005, respectively. The average balance of impaired loans was $3 million, $5 million and $6 million during 2007, 2006 and 2005, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2007         2006
                                                            ----------   ----------
        California                                               19.7%        20.4%
        New York                                                  9.5         10.6
        Texas                                                     9.0          5.4
        Delaware                                                  8.1          2.2
        New Jersey                                                7.1          7.8
        Oregon                                                    5.2          4.6
        Pennsylvania                                              4.1          5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        California                                                  22.7%        19.3%
        Illinois                                                     8.7          9.7
        Texas                                                        7.3          7.6
        New York                                                     5.7          5.1
        Pennsylvania                                                 5.5          5.7
        New Jersey                                                   5.5          4.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        Office buildings                                            35.3%        34.7%
        Retail                                                      23.1         25.7
        Warehouse                                                   21.3         21.6
        Apartment complex                                           15.8         15.5
        Other                                                        4.5          2.5
                                                               ----------   ----------
             Total                                                 100.0%       100.0%
                                                               ==========   ==========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2007 for loans that were not in foreclosure are as follows:

                                         NUMBER OF      CARRYING
($ IN MILLIONS)                            LOANS         VALUE        PERCENT
                                        -----------    ----------   ----------
2008                                            52           423          4.3
2009                                           101         1,046         10.6
2010                                            94         1,134         11.5
2011                                           101         1,282         12.9
2012                                            91         1,082         10.9
Thereafter                                     488         4,934         49.8
                                         -----------   -----------  -----------
  Total                                        927   $     9,901        100.0%
                                         ===========   ===========  ===========

     In 2007, $301 million of commercial mortgage loans were contractually due. Of these, 85% were paid as due, 14% were refinanced at prevailing market terms and 1% were extended for less than one year. None were foreclosed or are in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2007, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2007 and 2006, fixed income and equity securities with a carrying value of $1.70 billion and $1.74 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $11 million, $5 million and $5 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     As part of its business activities, the Company sells securities under agreements to repurchase and purchases securities under agreements to resell. At December 31, 2007, the Company had no securities that were subject to repurchase or resale agreements. At December 31, 2006, the Company had $143 million of securities that were subject to repurchase agreements and had no securities that were subject to resale agreements. As part of these programs, the

Company receives cash or securities that it invests or holds in short-term or fixed income securities. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds. Interest income recorded as a result of the repurchase program was $(11) million, $1 million and $9 million in 2007, 2006 and 2005, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.66 billion and $2.36 billion at December 31, 2007 and 2006, respectively.

     At December 31, 2007, fixed income securities with a carrying value of $60 million were on deposit with regulatory authorities as required by law.

     At December 31, 2007, the carrying value of fixed income securities that were non-income producing was $9 million. No other investments were non-income producing at December 31, 2007.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and certain reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature, and as such their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

        ($ IN MILLIONS)                    DECEMBER 31, 2007          DECEMBER 31, 2006
                                       ------------------------    -------------------------
                                         CARRYING       FAIR          CARRYING      FAIR
                                          VALUE         VALUE          VALUE        VALUE
                                       -----------   -----------   -----------   -----------
        Fixed income securities       $    58,469   $    58,469   $    61,457   $    61,457
        Mortgage loans                      9,901         9,804         8,690         8,761
        Equity securities                     102           102            72            72
        Limited partnership interests         994           994           461           461
        Short-term investments                386           386           805           805
        Reinsurance recoverables on
          investment contracts              1,429         1,406         1,659         1,620
        Policy loans                          770           770           752           752
        Other investments                   1,792         1,792         1,923         1,923
        Separate accounts                  14,929        14,929        16,174        16,174

     The fair values of fixed income securities and equity securities are based upon observable market quotations, observable market data or are derived from such quotations and observable market data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is based on the fair value of the underlying fixed and immediate annuity contract account liabilities, adjusted for credit risk. The carrying value of policy loans and other investments is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

        ($ IN MILLIONS)                       DECEMBER 31, 2007        DECEMBER 31, 2006
                                            ----------------------  ----------------------
                                             CARRYING      FAIR       CARRYING     FAIR
                                               VALUE       VALUE        VALUE      VALUE
                                            -----------  ----------  ----------  ----------
        Contractholder funds on investment
          contracts                        $    51,533 $    50,184 $    52,143 $    50,499
        Note payable to parent                      --          --         500         500
        Long-term debt                             200         200         206         206
        Liability for collateral and
          repurchase agreements                  1,817       1,817       2,294       2,294
        Separate accounts                       14,929      14,929      16,174      16,174

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies and funding agreements are valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximates carrying value. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of the note payable to parent is deemed to approximate fair value due to the short-term nature of the note. The carrying value of long-term debt is deemed to approximate fair value. The liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of its assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value of exchange traded derivative contracts is based on observable market quotations in active markets, whereas the fair value of non-exchange traded derivative contracts is determined using widely accepted valuation models and other appropriate valuation methods. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2007, the Company pledged $19 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pre-tax income includes valuation and settlements of derivatives which are reported in net income as described in Note 2. For those derivatives which qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pre-tax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.


($ IN MILLIONS)                   2007                                      2006
                  ----------------------------------------  ---------------------------------------
                                      FAIR VALUE                                FAIR VALUE             IMPACT TO PRE-TAX INCOME
                            ------------------------------            -----------------------------  -------------------------------
                              FAIR       CASH                           FAIR      CASH
                  NOTIONAL   VALUE       FLOW        NON-   NOTIONAL   VALUE      FLOW       NON-
                   AMOUNT    HEDGE      HEDGE       HEDGE    AMOUNT    HEDGE      HEDGE      HEDGE     2007       2006        2005
                  --------  --------   --------   --------  --------  --------  --------   --------  --------   --------   ---------
RISK REDUCTION
Interest Rate
  Exposure       $  27,821 $    (288) $      --  $     (10) $ 25,819 $      24 $      --  $      43 $     (41)  $    (45) $    (161)
Macro hedging          541        --         --          2     3,425        --        --          1       (29)        16         (9)
Hedging of
  equity
  exposure in
  annuity
  contracts          6,226        --         --        106     4,722        --        --        125        15        103         20
Hedging
  interest rate
  and foreign
  currency risk
  inherent in
  funding
  agreements         1,955       402         --         --     1,948       366        --         --       (17)        13         77
  Other                500         2        (32)        (6)      470         3       (17)        (4)       (8)       (75)       (10)

ASSET REPLICATION      631        --         --        (23)      395        --        --          2       (19)         4          2

EMBEDDED
DERIVATIVES
Conversion
  options in
  fixed income
  securities           559        --         --        191       488        --        --        187        55         51         27
Equity indexed
  notes                800        --         --        422       625        --        --        305        60         49         19
  Annuity
  contracts          6,846        --         --       (119)    6,122        --        --       (171)      (26)       (91)        (9)
                  --------  --------   --------   --------   -------  --------  --------   --------  --------   --------   --------
TOTAL            $  45,879 $     116  $     (32) $     563  $ 44,014 $     393 $     (17) $     488 $     (10)  $     25  $     (44)
                  ========  ========   ========   ========   =======  ========  ========   ========  ========   ========   ========

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

($ IN MILLIONS)                                                     CARRYING VALUE
                                              -----------------------------------------------------------
                                                         ASSETS                      (LIABILITIES)
                                              ----------------------------    ---------------------------
                                                  2007           2006             2007            2006
                                              -------------  -------------    ------------    -----------
Fixed income securities                      $         612  $         492    $         --    $       --
Other investments                                      444            666              --            --
Other assets                                             2              3              --            --
Contractholder funds                                    --             --            (119)          (171)
Other liabilities and accrued expenses                  --             --            (292)          (126)
                                              -------------  -------------    ------------    -----------
     Total                                   $       1,058  $       1,161    $       (411)   $      (297)
                                              =============  =============    ============    ===========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(32) million and $(16) million at December 31, 2007 and 2006, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(16) million, $(10) million and $17 million in 2007, 2006 and 2005, respectively. Amortization to net income of accumulated other comprehensive income related to cash flow hedges is expected to be $(2) million in 2008.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007.

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     --------------------------
                                                           NOTIONAL       FAIR
                                                            AMOUNT        VALUE         ASSETS    (LIABILITIES)
                                                          -----------  -----------   -----------  -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,886  $      (297)  $      (117)  $      (180)
Financial futures contracts                                      710            2             2            --
Interest rate cap and floor agreements                        13,760            5             5            --
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 29,356         (290)         (110)         (180)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       6,057          106           176           (70)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,493          361           388           (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  631          (23)          (10)          (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,592           --            --            --
Guaranteed withdrawal benefit                                  1,216           --            --            --
Conversion options in fixed income securities                    559          190           190            --
Equity-indexed call options in fixed income securities           800          422           422            --
Equity-indexed and forward starting options in life and
   annuity product contracts                                   3,934         (123)           --          (123)
Other embedded derivative financial instruments                  154            2            --             2
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                8,255          491           612          (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            87            2             2            --
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    45,879  $       647   $     1,058   $      (411)
                                                          ===========  ===========   ===========   ===========

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006:

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     -------------------------
                                                           NOTIONAL      FAIR
                                                            AMOUNT       VALUE         ASSETS     (LIABILITIES)
                                                          -----------  -----------   -----------  ------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,529  $        24   $        30   $        (6)
Financial futures contracts                                    3,626            1             1            --
Interest rate cap and floor agreements                        12,065           27            26             1
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 30,220           52            57            (5)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       4,521          125           233          (108)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,551          362           375           (13)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  395            2             1             1

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,608            7            --             7
Guaranteed withdrawal benefit                                  1,067            1            --             1
Conversion options in fixed income securities                    488          187           187            --
Equity-indexed call options in fixed income securities           625          305           305            --
Equity-indexed and forward starting options in life and
  annuity product contracts                                    3,343         (189)           --          (189)
Other embedded derivative financial instruments                  104           10            --            10
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                7,235          321           492          (171)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            92            2             3            (1)
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    44,014  $       864   $     1,161   $      (297)
                                                          ===========  ===========   ===========   ===========

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2007, counterparties pledged cash of $72 million and securities of $226 million to the Company and the Company pledged $1 million of cash and $107 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2007                                                   2006
                ----------------------------------------------------  -------------------------------------------------------
                NUMBER OF                               EXPOSURE,      NUMBER OF                                 EXPOSURE,
                 COUNTER-    NOTIONAL     CREDIT          NET OF        COUNTER-     NOTIONAL      CREDIT         NET OF
 RATING (1)      PARTIES      AMOUNT    EXPOSURE (2)  COLLATERAL (2)    PARTIES       AMOUNT    EXPOSURE (2)   COLLATERAL (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
    AAA                 1  $      228  $         --  $           --             1   $     457  $         10  $           10
    AA+                 1       2,016             3               3            --          --            --              --
    AA                  7      11,652            65               8             5       8,124           137              32
    AA-                 4       5,532            11               1             6       7,484           201              21
    A+                  3      11,398           187              --             3      12,494            86              20
                ----------  ----------  ------------- --------------  ------------   ---------  ------------  --------------
   Total               16  $   30,826  $        266  $           12            15   $  28,559  $        434  $           83
                ==========  ==========  ============= ==============  ============   =========  ============  ==============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENT VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

     ($ IN MILLIONS)                                    2007                         2006
                                            ---------------------------   ---------------------------
                                            CONTRACTUAL       FAIR        CONTRACTUAL        FAIR
                                               AMOUNT         VALUE          AMOUNT          VALUE
                                            ------------   ------------   ------------   ------------
     Commitments to invest in limited
       partnership interests               $      1,210   $         --   $        707   $         --
     Private placement commitments                   30             --            112             --
     Commitments to extend mortgage loans           326              3            527              5
     Liens on investment                             16             --             13             --

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     In 2006, the Company participated in the establishment of an investment management VIE that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets consisting primarily of investment securities and cash totaling $401 million and liabilities, primarily long-term debt, of $378 million at December 31, 2007. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to its investment in the VIE is the current carrying value of its investment, which was $13 million at December 31, 2007.

8.   RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Immediate fixed annuities:
             Structured settlement annuities                          $    7,094  $    6,950
             Other immediate fixed annuities                               2,253       2,317
          Traditional life insurance                                       2,397       2,234
          Other                                                              854         703
                                                                       ----------  ----------
              Total reserve for life-contingent contract benefits     $   12,598  $   12,204
                                                                       ==========  ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                        INTEREST                   ESTIMATION
         PRODUCT                         MORTALITY                        RATE                       METHOD
Structured settlement           U.S. population with projected   Interest rate assumptions  Present value of
 annuities                      calendar year improvements;      range from 4.1% to 11.7%   contractually specified
                                mortality rates adjusted for                                future benefits
                                each impaired life based on
                                reduction in life expectancy
                                and nature of impairment

Other immediate fixed           1983 group annuity mortality     Interest rate assumptions  Present value of expected
 annuities                      table                            range from 1.9% to 11.5%   future benefits based on
                                                                                            historical experience
                                1983 individual annuity
                                mortality table

                                1983-a annuity mortality table

                                Annuity 2000 mortality table

Traditional life insurance      Actual company experience plus   Interest rate assumptions  Net level premium reserve
                                loading                          range from 4.0% to 11.3%   method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other:

  Variable annuity guaranteed   90% of 1994 group annuity        Interest rate assumptions  Projected benefit ratio
    minimum death benefits (1)  mortality table with internal    range from 6.5% to 7.0%    applied to cumulative
                                modifications                                               assessments

  Accident & health             Actual company experience plus                              Unearned premium;
                                loading                                                     additional contract
                                                                                            reserves for traditional
                                                                                            life insurance

(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.06 billion and $1.13 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2007 and 2006, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consist of the following:

          ($ IN MILLIONS)                                       2007            2006
                                                            -------------   -------------
          Interest-sensitive life insurance                $       8,896   $       8,397
          Investment contracts:
            Fixed annuities                                       38,100          39,277
            Funding agreements backing medium-term notes          13,375          12,787
            Other investment contracts                                93             104
                                                            -------------   -------------
              Total contractholder funds                   $      60,464   $      60,565
                                                            =============   =============

     The following table highlights the key contract provisions relating to contractholder funds:

       PRODUCT                           INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life          Interest rates credited range    Either a percentage of account
 insurance                       from 2.0% to 6.0%                balance or dollar amount
                                                                  grading off generally over 20
                                                                  years

Fixed annuities                  Interest rates credited range    Either a declining or a level
                                 from 1.3% to 11.5% for           percentage charge generally
                                 immediate annuities and 0% to    over nine years or less.
                                 16.0% for other fixed            Additionally, approximately
                                 annuities (which include         27.1% of fixed annuities are
                                 equity-indexed annuities whose   subject to market value
                                 returns are indexed to the S&P   adjustment for discretionary
                                 500)                             withdrawals.

Funding agreements backing       Interest rates credited range    Not applicable
 medium-term notes               from 2.2% to 7.6% (excluding
                                 currency-swapped medium-term
                                 notes)

Other investment contracts:

   Variable guaranteed minimum   Interest rates used in           Withdrawal and surrender
     income benefit (1) and      establishing reserves range      charges are based on the terms
     secondary guarantees on     from 1.8% to 10.3%               of the related
     interest-sensitive life                                      interest-sensitive life or
     and fixed annuities                                          fixed annuity contract.

   Guaranteed investment         Interest rates credited range    Generally not subject to
     contracts                   from 3.7% to 7.7%                discretionary withdrawal


(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Balance, beginning of year                                  $   60,565  $   58,190
            Deposits                                                       7,960       9,541
            Interest credited                                              2,635       2,600
            Benefits                                                      (1,656)     (1,500)
            Surrenders and partial withdrawals                            (4,928)     (4,627)
            Maturities of institutional products                          (3,165)     (2,726)
            Contract charges                                                (751)       (697)
            Net transfers to separate accounts                                13        (145)
            Fair value hedge adjustments for institutional products           34          38
            Other adjustments                                               (243)       (109)
                                                                       ----------  ----------
          Balance, end of year                                        $   60,464  $   60,565
                                                                       ==========  ==========

     The Company offers various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $13.32 billion and $14.64 billion of equity, fixed income and balanced mutual funds and $661 million and $674 million of money market mutual funds at December 31, 2007 and 2006, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                       DECEMBER 31,
                                                                                 --------------------------------
                                                                                       2007             2006
                                                                                 ----------------  ---------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $         13,939  $        15,269
        Net amount at risk (1)                                                  $            956  $         1,068
        Average attained age of contractholders                                         66 years         65 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $          3,394  $         3,830
        Net amount at risk (2)                                                  $            144  $            64
        Weighted average waiting period until annuitization options available            3 years          4 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $          1,218  $         1,041
        Net amount at risk (3)                                                  $              4  $            --

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $          1,587  $         1,595
        Net amount at risk (4)                                                  $             --  $            --
        Weighted average waiting period until guarantee date                            10 years         11 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                        LIABILITY FOR
                                         GUARANTEES           LIABILITY FOR         LIABILITY FOR
                                      RELATED TO DEATH         GUARANTEES            GUARANTEES
                                        BENEFITS AND           RELATED TO            RELATED TO
                                     INTEREST-SENSITIVE          INCOME             ACCUMULATION
($ IN MILLIONS)                         LIFE PRODUCTS           BENEFITS              BENEFITS               TOTAL
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2005 (1)    $               97    $               51    $               (2)   $              146
  Less reinsurance recoverables                     10                    --                    --                    10
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2005                    87                    51                    (2)                  136
Variable annuity business
  disposition related
  reinsurance recoverables                         (75)                  (23)                   12                   (86)
Incurred guaranteed benefits                        23                    (2)                  (10)                   11
Paid guarantee benefits                            (17)                   (2)                   --                   (19)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                       (69)                  (27)                    2                   (94)
Net balance at December 31, 2006                    18                    24                    --                    42
  Plus reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2006 (2)    $              114    $               47    $               (8)   $              153
                                     ==================    ==================    ==================    ==================
  Less reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2006                    18                    24                    --                    42
Incurred guaranteed benefits                         7                    (5)                   --                     2
Paid guarantee benefits                             (1)                   --                    --                    (1)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                         6                    (5)                   --                     1
Net balance at December 31, 2007                    24                    19                    --                    43
  Plus reinsurance recoverables                    121                    26                    --                   147
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2007 (3)    $              145    $               45    $               --    $              190
                                     ==================    ==================    ==================    ==================

----------
     (1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.
     (2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(8) million and other guarantees of $51 million.
     (3) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $0.4 million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company reinsured the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and reinsured the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company reinsured the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it reinsured the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company reinsured mortality risk in excess of specific amounts up to $1 million per life for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2007 and 2006, the Company had reinsurance recoverables of $166 million and $153 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business. In 2006, the Company ceded virtually all of its variable annuity exposure to Prudential (Note 3). Reinsurance recoverables associated with this disposition as of December 31, 2007 and 2006 amounted to $1,261 million and $1,490 million, respectively.

     As of December 31, 2007, the gross life insurance in force was $502 billion of which $245 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on life and annuity premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $  2,342    $  2,326    $  2,115
Assumed
  Affiliate                                                  16          16          17
  Non-affiliate                                              26          30          27
Ceded--non-affiliate                                       (940)       (787)       (606)
                                                        --------    --------    --------
    Premiums and contract charges, net of reinsurance  $  1,444    $  1,585    $  1,553
                                                        ========    ========    ========

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
CONTRACT BENEFITS
Direct                                                 $  1,973    $  1,886    $  1,824
Assumed
   Affiliate                                                 10          11          10
   Non-affiliate                                             27          23          21
Ceded--non-affiliate                                       (646)       (548)       (515)
                                                        --------    --------    --------
     Contract benefits, net of reinsurance             $  1,364    $  1,372    $  1,340
                                                        ========    ========    ========

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                 $  2,644    $  2,534    $  2,277
Assumed
  Affiliate                                                  13          24          32
  Non-affiliate                                              18          26          35
Ceded--non-affiliate                                        (47)        (41)         (4)
                                                        --------    --------    --------
    Interest credited to contractholder funds, net
      of reinsurance                                   $  2,628    $  2,534    $  2,340
                                                        ========    ========    ========

Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)                                 REINSURANCE RECOVERABLE ON PAID
                                                      AND UNPAID CLAIMS
                                               ---------------------------------
                                                    2007              2006
                                               --------------     --------------
Annuities                                     $        1,423     $        1,654
Life insurance                                         1,365              1,217
Long-term care                                           526                427
Other                                                     96                 94
                                               --------------     --------------
Total                                         $        3,410              3,392
                                               ==============     ==============

     At both December 31, 2007 and 2006, approximately 88% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                           2007       2006       2005
                                        --------   --------   --------
BALANCE, BEGINNING OF YEAR             $  3,485   $  3,948   $  3,176
Impact of adoption of SOP 05-1 (1)          (11)        --         --
Disposition of operation (2)                 --       (726)        --
Acquisition costs deferred                  547        742        766
Amortization charged to income             (518)      (538)      (568)
Effect of unrealized gains and losses       402         59        574
                                        --------   --------   --------
BALANCE, END OF YEAR                   $  3,905   $  3,485   $  3,948
                                        ========   ========   ========

----------
(1) The adoption of SOP 05-1 resulted in a $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral. (see Note 2)

(2) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net amortization charged to income, due to the realization of capital losses and (gains), includes $17 million, $50 million and $(126) million in 2007, 2006 and 2005, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business. During 2005, DAC and DSI amortization on this business was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

     ($ IN MILLIONS)                           2007       2006       2005
                                             --------   --------   --------
     BALANCE, BEGINNING OF YEAR             $    225   $    237   $    134
     Impact of adoption of SOP 05-1 (1)           (2)        --         --
     Disposition of operation (2)                 --        (70)        --
     Sales inducements deferred                   64        105         99
     Amortization charged to income              (57)       (48)       (74)
     Effects of unrealized gains and losses       65          1         78
                                             --------   --------   --------
     BALANCE, END OF YEAR                   $    295   $    225   $    237
                                             ========   ========   ========

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of Allstate Financial's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company was not involved in material operating lease obligations in 2007, 2006 and 2005, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state.

     The New York Liquidation Bureau ("the Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life"), currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan, may only be able to meet future obligations of its annuity contacts for the next fifteen years due to an estimated $600 million shortfall in assets to fund those obligations. If Executive Life were to be declared insolvent in the future, the Company would likely have exposure to guaranty fund assessments or other costs.

     Based on currently available information, the outcome of this situation is uncertain at this time. The Bureau may eventually take actions to address this situation that may lead to guaranty fund assessments or other costs to the Company. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's market share in New York was approximately 5.5% in 2006 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $197 million at December 31, 2007. The obligations associated with these fixed income securities expire at various dates during the next seven years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization ("the EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals have opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Company's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Company's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

          ($ IN MILLIONS)                        2007          2006
                                              ----------    ----------
          DEFERRED ASSETS
          Life and annuity reserves          $      588    $      682
          Unrealized net capital losses              45            --
          Other assets                               62            48
                                              ----------    ----------
            Total deferred assets                   695           730
          DEFERRED LIABILITIES
          Deferred policy acquisition costs        (787)         (784)
          Unrealized net capital gains               --          (175)
          Other liabilities                          (9)          (29)
                                              ----------    ----------
            Total deferred liabilities             (796)         (988)
                                              ----------    ----------
               Net deferred liability        $     (101)   $     (258)
                                              ==========    ==========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

          ($ IN MILLIONS)                               2007     2006     2005
                                                      -------- -------- --------
          Current                                    $    111 $    136 $    225
          Deferred                                         69       60      (51)
                                                      -------- -------- --------
          Total income tax expense                   $    180 $    196 $    174
                                                      ======== ======== ========

     The Company paid income taxes of $68 million, $317 million and $156 million in 2007, 2006 and 2005, respectively. The Company had a current income tax receivable of $6 million and $49 million at December 31, 2007 and 2006, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                        2007     2006     2005
                                                      -------- -------- --------
          Statutory federal income tax rate              35.0%    35.0%    35.0%
          Adjustment for prior year tax liabilities      (0.9)    (1.6)    (3.9)
          Dividends received deduction                   (2.7)    (2.7)    (2.5)
          Tax credits                                    (2.3)    (0.5)    (0.3)
          Other                                           1.3      1.1      1.1
                                                      -------- -------- --------
            Effective income tax rate                    30.4%    31.3%    29.4%
                                                      ======== ======== ========

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     Total debt outstanding at December 31 consisted of the following:

  ($ IN MILLIONS)                                            2007            2006
                                                         ------------    ------------
  6.18% Surplus Notes (1), due 2036                     $        100    $        100
  5.06% Surplus Notes (1), due 2035                              100             100
  Mandatorily redeemable preferred stock - Series A               --               6
                                                         ------------    ------------
     Total long-term debt                                        200             206
  Note payable to parent                                          --             500
                                                         ------------    ------------
      Total debt                                        $        200    $        706
                                                         ============    ============

----------
 (1) No payment of principle or interest is permitted on the surplus notes without the written approval of the Director of Insurance of the State of South Carolina (the "Director"), the domiciliary state insurance regulatory authority for the issuer of the notes, Allstate Re (see Note 5). The Director could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2007 and 2006.

     All of the Company's outstanding debt as of December 31, 2007 and 2006 relates to intercompany obligations. These obligations are discussed in Note 5 to the consolidated financial statements. The Company paid $21 million, $13 million and $6 million of interest on debt in 2007, 2006 and 2005, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2007, 2006 and 2005 was $172 million, $252 million and $266 million, respectively. Statutory capital and surplus was $2.62 billion and $3.36 billion as of December 31, 2007 and 2006, respectively.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $725 million and $675 million in 2007 and 2006, respectively. These amounts were in excess of the $336 million and $366 million that were allowed under Illinois insurance law based on the 2006 and 2005 formula amounts, respectively. The Company received approval from the IL DOI for the portion of the 2007 and 2006 dividends in excess of this amount. Based on 2007 ALIC statutory capital and surplus, ALIC will not be able to pay dividends in 2008 without prior IL DOI approval.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2007, 2006 and 2005 was $24 million, $37 million and $27 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $6 million, $7 million and $7 million for postretirement benefits other than pension plans in 2007, 2006 and 2005, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $12 million, $13 million and $7 million in 2007, 2006 and 2005, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)
                                                   2007                            2006                            2005
                                      ------------------------------   -----------------------------   -----------------------------
                                         PRE-                AFTER-      PRE-                AFTER-     PRE-                 AFTER-
                                         TAX       TAX        TAX        TAX        TAX       TAX       TAX        TAX        TAX
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Unrealized holding (losses) gains
    arising during the period, net of
    related offsets                   $  (492)  $   172    $  (320)   $  (493)   $   172   $  (321)   $  (724)   $   254   $  (470)
Less: reclassification adjustment of
    realized capital gains and losses     137       (48)        89        (89)        31       (58)       (69)        24       (45)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
UNREALIZED NET CAPITAL (LOSSES) GAINS    (629)      220       (409)      (404)       141      (263)      (655)       230      (425)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Other comprehensive (loss) income     $  (629)  $   220    $  (409)   $  (404)   $   141   $  (263)   $  (655)   $   230   $  (425)
                                       =======   =======    =======    =======    =======   =======    =======    =======   =======

17.  QUARTERLY RESULTS (UNAUDITED)

                              FIRST QUARTER          SECOND QUARTER           THIRD QUARTER          FOURTH QUARTER
                          ----------------------  ----------------------  ----------------------  ----------------------
($ IN MILLIONS)              2007        2006        2007        2006        2007        2006        2007         2006
                          ---------   ----------  ----------  ----------  ----------  ----------  ----------   ---------
Revenues                 $   1,435   $    1,349  $    1,509  $    1,360  $    1,274  $    1,352  $    1,234   $   1,502
Net income                     149           96         187          56          56         122          20         154

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the financial statements of the underlying sub-account, ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2)     Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j)  Form of Enhanced Beneficiary Protection Rider A--Annual Increase
        (Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(n)  Form of Retirement Income Guarantee Rider 1 (Advisor,
        Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(x)  Form of TrueReturn Accumulation Benefit Rider (for all
        Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated
        December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File
        No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14,
        2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(l)  Form of Application for Allstate Advisor Variable Annuity Contracts
        (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File
        No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance
        Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated
        September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99)(a) Powers of Attorney for David A. Bird, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Eric A. Simonson, Kevin R.Slawin, Michael J. Velotta, and Douglas B. Welch, (Previously filed in Post-Effective Amendment
        No. 7 to this Registration Statement (File No. 333-102934) dated
        April 18, 2007.)

(99)(b) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson, II. (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-102934) dated April 19, 2007.)

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ----------------------------------------------------------------
David Andrew Bird                     Director and Senior Vice President
Michael. B. Boyle                     Director and Senior Vice President
James E. Hohmann                      Director, President and Chief Executive Officer
John Carl Lounds                      Director and Senior Vice President
John C. Pintozzi                      Director, Senior Vice President and Chief Financial Officer
George E. Ruebenson                   Director
Eric Allen Simonson                   Director, Senior Vice President and Chief Investment Officer
Kevin Rourke Slawin                   Director and Senior Vice President
Michael Joseph Velotta                Director, Senior Vice President, General Counsel and Secretary
Douglas B. Welch                      Director and Senior Vice President
Thomas Joseph Wilson, II              Director and Chairman of the Board
Samuel Henry Pilch                    Group Vice President and Controller
Matthew S. Easley                     Vice President
Karen Cassidy Gardner                 Vice President
Judith P. Greffin                     Vice President
Mary Jovita McGinn                    Vice President and Assistant Secretary
John Eric Smith                       Vice President
Patricia Wright Wilson                Vice President
Steven C. Verney                      Treasurer
Charles Calvin Baggs                  Assistant Vice President
Darryl L. Baltimore                   Assistant Vice President

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ----------------------------------------------------------------
James Baumstark                       Assistant Vice President
Karen Burckhardt                      Assistant Vice President
Laura J. Clark                        Assistant Vice President
Errol Cramer                          Assistant Vice President and Appointed Actuary
Lawrence William Dahl                 Assistant Vice President
Sam DeFrank                           Assistant Vice President - Tax Counsel
Joanne Marie Derrig                   Assistant Vice President and Chief Privacy Officer
Sarah R. Donahue                      Assistant Vice President
Lisa J. Flanary                       Assistant Vice President
Keith A. Hauschildt                   Assistant Vice President
Ronald A. Johnson                     Assistant Vice President
Teresa G. Logue                       Assistant Vice President
Robert L. Park                        Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                        Assistant Vice President, Assistant General Counsel and
                                      Assistant Secretary
Mario Rizzo                           Assistant Vice President and Assistant Treasurer
Mary Springberg                       Assistant Vice President
Robert E. Transon                     Assistant Vice President
Timothy Nicholas Vander Pas           Assistant Vice President
Richard Zaharias                      Assistant Vice President
Laura R. Zimmerman                    Assistant Vice President
Doris J. Bryant                       Assistant Secretary
Paul N. Kierig                        Assistant Secretary
Dean M. Way                           Illustration Actuary

The principal business address of Mr. Bird and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 27, 2008(File #1-11840).

27. NUMBER OF CONTRACT OWNERS

   (a). Allstate Variable Annuity Contract: As of January 31, 2008, there were 9,129 non-qualified and qualified contracts.

   (b). Allstate Variable Annuity-L Share Contract: As of January 31, 2008, there were 6,513 non-qualified and qualified contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley & Co. Incorporated, principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business Address*
of Each Such Person                   Positions and Offices with Underwriter
------------------------------------  ----------------------------------------------------------------
J. Eric Smith                         Chairman of the Board, Chief Executive Officer and Manager
Karen Cassidy Gardner                 Vice President
Joseph Patrick Rath                   Vice President, General Counsel and Secretary
William D. Webb                       Treasurer
Joanne Marie Derrig                   Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner                   Assistant Vice President and Chief Compliance Officer
Mary Jovita McGinn                    Assistant Secretary
Michael Joseph Velotta                Assistant Secretary and Manager
Mario Rizzo                           Assistant Treasurer
Steven Carl Verney                    Assistant Treasurer
John C. Pintozzi                      Manager

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley Co. Incorporated, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                  Title
 ----                                  ---------------------------------------
 Walid A. Chammah (1)                  Director
 Charles Chasin (1)                    Director
 James P. Gorman (1)                   Director
 Michael J. Petrick (1)                Director
 Cordell G. Spencer (1)                Director
 James P. Gorman (1)                   Chairman, President & Chief Executive
                                       Officer

 Fred J. Gonfiantini (2)               Chief Financial Officer
 Fred J. Gonfiantini (2)               Chief Operations Officer
 John H. Faulkner (3)                  General Counsel and Secretary
 Kirk Wickman (4)                      General Counsel and Secretary
 David K. Wong (5)                     Treasurer
 Jill W. Ostergaard (6)                Chief Compliance Officer
 Michelle B. Oroschakoff (7)           Chief Compliance Officer
 Joseph D'Auria (2)                    Controller
 W. Gary Beeson (8)                    Assistant Secretary
 Martin M. Cohen (8)                   Assistant Secretary
 Jeanne E. Greeley (8)                 Assistant Secretary
 Charlene R. Herzer (8)                Assistant Secretary
 Susan M. Krause (8)                   Assistant Secretary
 Manisha Lalwani (8)                   Assistant Secretary
 Julia Ramirez (8)                     Assistant Treasurer
 Daniel B. Park (5)                    Assistant Treasurer
 David S. Russo (5)                    Assistant Treasurer
 MaryAnn Fappiano (9)                  Assistant Secretary

The principal business address of each of the above-named individuals is as follows:

(1) 1585 Broadway, New York, NY 10036

(2) 1 New York Plaza, NY, NY 10004

(3) 1221 Ave. of the Americas, NY, NY 10020

(4) 2000 Westchester Ave., Purchase, NY 10577

(5) 750 Seventh Avenue, NY, NY 10019

(6) 1601 Broadway, NY, NY 10019

(7) Harborside Plaza II, Jersey City, NJ 07311

(8) 1633 Broadway, NY, NY 10019

(9) 1 Pierrepont Plaza, Brooklyn, NY 11201

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)                                      (2)              (3)           (4)         (5)
                                   Net Underwriting
                                    Discounts and   Compensation on  Brokerage
Name of Principal Underwriter        Commissions      Redemption    Commissions Compensation
-----------------------------      ---------------- --------------- ----------- ------------
Allstate Distributors.............       N/A              N/A       $         0     N/A
Morgan Stanley & Co. Incorporated.       N/A              N/A       $15,977,935     N/A

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 25th day of April, 2008.

                                                   ALLSTATE FINANCIAL ADVISORS
                                                       SEPARATE ACCOUNT I
                                                          (REGISTRANT)

                                              BY:    ALLSTATE LIFE INSURANCE
                                                             COMPANY
                                                           (DEPOSITOR)

                                              By:    /s/ Michael J. Velotta
                                                  ------------------------------
                                                       Michael J. Velotta
                                                     Senior Vice President,
                                                          Secretary and
                                                         General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 25th day of April, 2008.


*/DAVID A. BIRD        Director and Senior Vice
---------------------- President
David A. Bird

*/MICHAEL B. BOYLE     Director and Senior Vice
---------------------- President
Michael B. Boyle

*/JAMES E. HOHMANN     Director, President and Chief
---------------------- Executive Officer (Principal
James E. Hohmann       Executive Officer)

*/JOHN C. LOUNDS       Director and Senior Vice
---------------------- President
John C. Lounds

*/SAMUEL H. PILCH      Controller and Group Vice
---------------------- President (Principal
Samuel H. Pilch        Accounting Officer)

*/JOHN C. PINTOZZI     Director, Senior Vice
---------------------- President and Chief Financial
*/John C. Pintozzi     Officer (Principal Financial
                       Officer)

*/GEORGE E. REUBENSON  Director
----------------------
George E. Reubenson

*/ERIC A. SIMONSON     Director, Senior Vice
---------------------- President and Chief
Eric A. Simonson       Investment Officer

*/KEVIN R. SLAWIN      Director and Senior Vice
---------------------- President
Kevin R. Slawin

/s/ MICHAEL J. VELOTTA Director, Senior Vice
---------------------- President, General Counsel
Michael J. Velotta     and Secretary

*/DOUGLAS B. WELCH     Director and Senior Vice
---------------------- President
*/Douglas B. Welch

*/THOMAS J. WILSON II  Director and Chairman of the
---------------------- Board
Thomas J. Wilson II

*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                 Exhibit Index

Exhibit No. Exhibit
----------- -------
   (10)     Consent of Independent Registered Public Accounting Firm.